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                          STRATEGIC PARTNERS/SM/ ANNUITY ONE 3 VARIABLE ANNUITY
                                                        PROSPECTUS: MAY 1, 2008

                ----------------------------------------------

 This Prospectus describes an Individual Variable Annuity Contract offered by Pruco Life Insurance Company (Pruco Life) and the Pruco Life Flexible Premium Variable Annuity Account. Pruco Life offers several different annuities which your representative may be authorized to offer to you. Each Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. Please note that selling broker-dealer firms through which the contract is sold may decline to make available to their customers certain of the optional features and investment options offered generally under the contract. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the contract). Please speak to your registered representative for further details. The different features and benefits include variations in death benefit protection, and the ability to access your annuity's Contract Value. The fees and charges under the annuity contract and the compensation paid to your representative may also be different among each annuity. Differences in compensation among different annuity products could influence a registered representative's decision as to which annuity to recommend to you. If you are purchasing the contract as a replacement for existing variable annuity or variable life coverage, you should consider, among other things, any surrender or penalty charges you may incur when replacing your existing coverage. Pruco Life is a wholly-owned subsidiary of the Prudential Insurance Company of America.

 THE FUNDS
 Strategic Partners Annuity One 3 offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, Advanced Series Trust, Nationwide Variable Insurance Trust, and Janus Aspen Series. (see next page for list of portfolios currently offered). You may choose between two basic versions of Strategic Partners Annuity One 3. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Annuity One 3, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments.

 PLEASE READ THIS PROSPECTUS
 Please read this prospectus before purchasing a Strategic Partners Annuity One 3 variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears in the Summary.

 TO LEARN MORE ABOUT STRATEGIC PARTNERS ANNUITY ONE 3
 To learn more about the Strategic Partners Annuity One 3 variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated
 May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549 (See SEC file numbers 333-37728 and 333-103474), or obtained from us, free of charge. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Annuity One 3 SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in
 Section 11 of this prospectus.

 For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

--------------------------------------------------------------------------------
 THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS
 THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT
 IN STRATEGIC PARTNERS ANNUITY ONE 3 IS NOT A BANK DEPOSIT AND IS NOT INSURED
 BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
--------------------------------------------------------------------------------

 Strategic Partners/SM/ is a service mark of The Prudential Insurance Company of America
                                                                       ORD01142

 The Prudential Series Fund
   Jennison Portfolio
   Equity Portfolio
   Global Portfolio
   Money Market Portfolio
   Stock Index Portfolio
   Value Portfolio
   SP Aggressive Growth Asset Allocation Portfolio
   SP Balanced Asset Allocation Portfolio
   SP Conservative Asset Allocation Portfolio
   SP Growth Asset Allocation Portfolio
   SP Davis Value Portfolio
   SP International Growth Portfolio
   SP International Value Portfolio
   SP Mid Cap Growth Portfolio
   SP PIMCO High Yield Portfolio
   SP PIMCO Total Return Portfolio
   SP Prudential U.S. Emerging Growth Portfolio
   SP Small Cap Value Portfolio
   SP Strategic Partners Focused Growth Portfolio

 Advanced Series Trust
   AST Advanced Strategies Portfolio
   AST Aggressive Asset Allocation Portfolio
   AST AllianceBernstein Core Value Portfolio
   AST AllianceBernstein Growth & Income Portfolio
   AST American Century Income & Growth Portfolio
   AST American Century Strategic Allocation Portfolio
   AST Balanced Asset Allocation Portfolio
   AST Capital Growth Asset Allocation Portfolio
   AST Cohen & Steers Realty Portfolio
   AST Conservative Asset Allocation Portfolio
   AST DeAM Large-Cap Value Portfolio
   AST DeAM Small-Cap Value Portfolio
   AST Federated Aggressive Growth Portfolio
   AST First Trust Balanced Target Portfolio
   AST First Trust Capital Appreciation Target Portfolio
   AST Goldman Sachs Concentrated Growth Portfolio
   AST Goldman Sachs Mid-Cap Growth Portfolio
   AST High Yield Portfolio
   AST Investment Grade Bond Portfolio
   AST JPMorgan International Equity Portfolio
   AST Large-Cap Value Portfolio
   AST Lord Abbett Bond-Debenture Portfolio
   AST Marsico Capital Growth Portfolio
   AST MFS Global Equity Portfolio
   AST MFS Growth Portfolio
   AST Mid-Cap Value Portfolio
   AST Neuberger Berman Mid-Cap Growth Portfolio
   AST Neuberger Berman Mid-Cap Value Portfolio
   AST Neuberger Berman Small-Cap Growth Portfolio
   AST PIMCO Limited Maturity Bond Portfolio
   AST Preservation Asset Allocation Portfolio
   AST QMA US Equity Alpha Portfolio
   AST Small-Cap Growth Portfolio
   AST Small-Cap Value Portfolio
   AST T. Rowe Price Asset Allocation Portfolio
   AST T. Rowe Price Global Bond Portfolio
   AST T. Rowe Price Natural Resources Portfolio
   AST T. Rowe Price Large-Cap Growth Portfolio
   AST UBS Dynamic Alpha Strategy Portfolio
   AST Western Asset Core Plus Bond Portfolio

 Nationwide Variable Insurance Trust
   Gartmore NVIT Developing Markets Fund

 Janus Aspen Series
   Large Cap Growth Portfolio -- Service Shares

                                   CONTENTS


PART I: STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS SUMMARY..............................  2
 GLOSSARY................................................................................  2
 SUMMARY.................................................................................  8
 RISK FACTORS............................................................................ 12
 SUMMARY OF CONTRACT EXPENSES............................................................ 13
 EXPENSE EXAMPLES........................................................................ 18

PART II: STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS SECTIONS 1-11....................... 21

 SECTION 1: WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE 3 VARIABLE ANNUITY? .............. 22
   SHORT TERM CANCELLATION RIGHT OR "FREE LOOK".......................................... 23

 SECTION 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? ....................................... 23
   VARIABLE INVESTMENT OPTIONS .......................................................... 23
   FIXED INTEREST RATE OPTIONS .......................................................... 35
   MARKET VALUE ADJUSTMENT OPTION ....................................................... 35
   ADDITIONAL TRANSFER RESTRICTIONS...................................................... 37
   DOLLAR COST AVERAGING................................................................. 38
   ASSET ALLOCATION PROGRAM.............................................................. 39
   AUTO-REBALANCING ..................................................................... 39
   SCHEDULED TRANSACTIONS ............................................................... 39
   VOTING RIGHTS ........................................................................ 39
   SUBSTITUTION.......................................................................... 40

 SECTION 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE (ANNUITIZATION)? 40
   PAYMENT PROVISIONS.................................................................... 40
   PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT ..................... 40
     OPTION 1: ANNUITY PAYMENTS FOR A FIXED PERIOD....................................... 40
     OPTION 2: LIFE INCOME ANNUITY OPTION ............................................... 40
     OPTION 3: INTEREST PAYMENT OPTION................................................... 41
     OTHER ANNUITY OPTIONS............................................................... 41
   TAX CONSIDERATIONS.................................................................... 41
   GUARANTEED MINIMUM INCOME BENEFIT..................................................... 41
     GMIB ROLL-UP........................................................................ 41
     GMIB OPTION 1 - SINGLE LIFE PAYOUT OPTION .......................................... 43
     GMIB OPTION 2 - JOINT LIFE PAYOUT OPTION............................................ 43
   HOW WE DETERMINE ANNUITY PAYMENTS..................................................... 44

 SECTION 4: WHAT IS THE DEATH BENEFIT?................................................... 45
   BENEFICIARY .......................................................................... 45
   CALCULATION OF THE DEATH BENEFIT...................................................... 45
   GUARANTEED MINIMUM DEATH BENEFIT...................................................... 45
     GMDB ROLL-UP........................................................................ 45
     GMDB STEP-UP........................................................................ 46
   SPECIAL RULES IF JOINT OWNERS......................................................... 46
   HIGHEST DAILY VALUE DEATH BENEFIT..................................................... 47
   CALCULATION OF THE HIGHEST DAILY VALUE DEATH BENEFIT ................................. 47
   PAYOUT OPTIONS........................................................................ 48
   BENEFICIARY CONTINUATION OPTION....................................................... 49
   EARNINGS APPRECIATOR BENEFIT.......................................................... 50
   SPOUSAL CONTINUANCE OPTION............................................................ 51

 SECTION 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS?................................... 53
   LIFETIME FIVE INCOME BENEFIT.......................................................... 53
   SPOUSAL LIFETIME FIVE INCOME BENEFIT.................................................. 59
   HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT............................................ 62
   HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (HIGHEST DAILY LIFETIME SEVEN)............ 69
   SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME
     SEVEN).............................................................................. 75

 SECTION 6: WHAT IS THE INCOME APPRECIATOR BENEFIT? ..................................... 83
   INCOME APPRECIATOR BENEFIT............................................................ 83
   CALCULATION OF THE INCOME APPRECIATOR BENEFIT......................................... 83
   INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE...................... 84

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

 SECTION 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?...............  85
   PURCHASE PAYMENTS......................................................................  85
   ALLOCATION OF PURCHASE PAYMENTS .......................................................  86
   CREDITS................................................................................  86
   CALCULATING CONTRACT VALUE.............................................................  87

 SECTION 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3
   CONTRACT?..............................................................................  87
   INSURANCE AND ADMINISTRATIVE CHARGES...................................................  87
   WITHDRAWAL CHARGE......................................................................  88
   WAIVER OF WITHDRAWAL CHARGE FOR CRITICAL CARE..........................................  89
   CONTRACT MAINTENANCE CHARGE ...........................................................  89
   GUARANTEED MINIMUM INCOME BENEFIT CHARGE ..............................................  89
   INCOME APPRECIATOR BENEFIT CHARGE......................................................  90
   EARNINGS APPRECIATOR BENEFIT CHARGE ...................................................  90
   BENEFICIARY CONTINUATION OPTION CHARGES................................................  91
   TAXES ATTRIBUTABLE TO PREMIUM..........................................................  91
   TRANSFER FEE...........................................................................  91
   COMPANY TAXES .........................................................................  91
   UNDERLYING MUTUAL FUND FEES ...........................................................  92

 SECTION 9: HOW CAN I ACCESS MY MONEY? ...................................................  92
   WITHDRAWALS DURING THE ACCUMULATION PHASE..............................................  92
   AUTOMATED WITHDRAWALS..................................................................  92
   SUSPENSION OF PAYMENTS OR TRANSFERS ...................................................  93

 SECTION 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
   ANNUITY ONE 3 CONTRACT?................................................................  93

 SECTION 11: OTHER INFORMATION ........................................................... 101
   PRUCO LIFE INSURANCE COMPANY........................................................... 101
   THE SEPARATE ACCOUNT................................................................... 102
   SALE AND DISTRIBUTION OF THE CONTRACT.................................................. 102
   LEGAL PROCEEDINGS ..................................................................... 103
   ASSIGNMENT ............................................................................ 104
   FINANCIAL STATEMENTS................................................................... 104
   STATEMENT OF ADDITIONAL INFORMATION ................................................... 104
   HOUSEHOLDING........................................................................... 104
   MARKET VALUE ADJUSTMENT FORMULA ....................................................... 105

APPENDIX A - ACCUMULATION UNIT VALUES..................................................... A-1

APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU ......................... B-1

APPENDIX C - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY LIFETIME FIVE BENEFIT............. C-1

APPENDIX D - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY LIFETIME SEVEN BENEFIT AND SPOUSAL
  HIGHEST DAILY LIFETIME SEVEN BENEFIT.................................................... D-1

                                      ii

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  PART I SUMMARY
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  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS

          PART I: STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS SUMMARY

 GLOSSARY

 We have tried to make this Prospectus as easy to read and understand as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

 Accumulation Phase
 The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

 Adjusted Contract Value
 When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges.

 Adjusted Purchase Payment
 Your invested purchase payment is adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator Benefit.

 Annual Income Amount
 Under the Lifetime Five Income Benefit and Highest Daily Lifetime Seven Benefit, an amount that you can withdraw each year as long as the annuitant lives. For the Highest Daily Lifetime Five Benefit only, we refer to an amount that you can withdraw each year as long as the annuitant lives as the "Total Annual Income Amount". Under the Spousal Lifetime Five Income Benefit and Spousal Highest Daily Lifetime Seven Benefit, an annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.

 Annual Withdrawal Amount
 Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

 Annuitant
 The person whose life determines the amount of income payments that we will make. Except as indicated below, if the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

 Generally, if an annuity is owned by an entity and the entity has named a co-annuitant, the co-annuitant will become the annuitant upon the death of the annuitant, and no death benefit is payable. Unless we agree otherwise, the contract is eligible to have a co-annuitant designation only if the entity that owns the contract is (1) a plan described in Internal Revenue Code
 Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or
 (3) a custodial account established pursuant to the provisions in Code
 Section 408(a) (or any successor Code section thereto) ("Custodial Account").

 Where the contract is held by a Custodial Account, the co-annuitant will not automatically become the annuitant upon the death of the annuitant. Upon the death of the annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the death benefit or elect to continue the contract. If the contract is continued, then the Contract Value as of the date of due proof of death of the annuitant will reflect the amount that would have been payable had a death benefit been paid.

 Annuity Date
 The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

 Beneficiary
 The person(s) or entity you have chosen to receive a death benefit.

 Benefit Fixed Rate Account
 An investment option offered as part of this contract that is used only if you have elected the optional Highest Daily Lifetime Five Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Contract Value is transferred to the Benefit Fixed Rate Account only under the asset transfer feature of the Highest Daily Lifetime Five Benefit.

 Business Day
 A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

 Co-Annuitant
 The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No Co-Annuitant may be designated if the owner is a non-natural person.

 Contract Date
 The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

 Contract Owner, Owner, or You
 The person entitled to the ownership rights under the contract.

 Contract Value
 This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your Contract Value will go up or down based on the performance of the investment options you choose.

 Contract with Credit
 A version of the annuity contract that provides for a bonus credit with each purchase payment that you make and has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit.

 Contract without Credit
 A version of the annuity contract that does not provide a credit and has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.

 Credit
 If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year of death.

 Daily Value
 For purposes of the Highest Daily Value Death Benefit, which we describe below, the Contract Value as of the end of each business day. The Daily Value on the contract date is equal to your purchase payment.

 Death Benefit
 If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit, or Highest Daily Value Death Benefit, is available for an additional charge. See Section 4, "What Is The Death Benefit?"

 Death Benefit Target Date
 With respect to the Highest Daily Value Death Benefit, the later of the contract anniversary on or after the 80th birthday of the current contract owner, the older of either joint owner or (if owned by an entity) the annuitant, or five years after the contract date.

 Designated Life
 For purposes of the Spousal Lifetime Five Income Benefit and Spousal Highest Daily Lifetime Seven Benefit, a Designated Life refers to each of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them.

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 GLOSSARY continued


 Dollar Cost Averaging Fixed Rate Option (DCA Fixed Rate Option)
 An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.

 Earnings Appreciator Benefit (EAB)
 An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.

 Enhanced Protected Withdrawal Value
 Under the Highest Daily Lifetime Five Benefit only, a sum that we add to your existing Protected Withdrawal Value, provided that you have not made any withdrawal during the first ten years that your Highest Daily Lifetime Five Benefit has been in effect and you otherwise meet the conditions set forth in the rider and this prospectus.

 Excess Income/Excess Withdrawal
 Under the Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Five Income Benefit, Highest Daily Lifetime Seven Benefit and Spousal Highest Daily Lifetime Seven Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount (the Total Annual Income Amount for Highest Daily Lifetime Five). Under the Lifetime Five Income Benefit, Excess Withdrawal refers to cumulative withdrawals that exceed the Annual Withdrawal Amount.

 Fixed Interest Rate Options
 Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.

 Good Order
 An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

 Guarantee Period
 A period of time during which your invested purchase payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.

 Guaranteed Minimum Death Benefit (GMDB)
 An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value. The GMDB is a different death benefit than the Highest Daily Value Death Benefit, which we describe below.

 GMDB Protected Value
 The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-up value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

 GMDB Roll-Up
 We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested purchase payments compounded daily at an effective annual interest rate starting on the date that each invested purchase payment is made, subject to a cap, and reduced by the effect of withdrawals.

 GMDB Step-Up
 We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the Contract Value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the Contract Value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

 Guaranteed Minimum Income Benefit (GMIB)
 An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

 GMIB Protected Value
 We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

 The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

 GMIB Reset
 You may elect to "step-up" or "reset" your GMIB protected value if your Contract Value is greater than the current GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current Contract Value. You are limited to two resets over the life of your contract, provided that certain annuitant age requirements are met.

 GMIB Roll-Up
 We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested purchase payments (after a reset, the Contract Value at the time of the reset) compounded daily at an effective annual interest rate starting on the date each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.

 Highest Daily Lifetime Five/SM/ Benefit
 An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Contract Value.

 Highest Daily Lifetime Seven/SM/ Income Benefit
 An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Contract Value. Highest Daily Lifetime Seven is the same class of optional benefit as our Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

 Highest Daily Value Death Benefit
 An optional death benefit available for an additional charge that can provide a death benefit that exceeds the Contract Value on the date of death. The amount of the death benefit is determined with reference to the Highest Daily Value, as defined below.

 Income Appreciator Benefit (IAB)
 An optional feature that may be available for an additional charge that provides a supplemental living benefit based on earnings under the contract.

 IAB Automatic Withdrawal Payment Program
 A series of payments consisting of a portion of your Contract Value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

 IAB Credit
 An amount we add to your Contract Value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

 Income Options
 Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

 Income Phase
 The period during which you receive income payments under the contract.

 Invested Purchase Payments
 Your purchase payments (which we define below) less any deduction we make for any tax charge.

 Joint Owner
 The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.

 GLOSSARY continued


 Lifetime Five Income Benefit
 An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value. We also offer a variant of the Lifetime Five Income Benefit to certain spousal owners--see "Spousal Lifetime Five Income Benefit."

 Market Value Adjustment
 An adjustment to your Contract Value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

 Market Value Adjustment Option
 This investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals or transfers that you make from this option prior to the end of its guarantee period.

 Net Purchase Payments
 Your total purchase payments less any withdrawals you have made.

 Proportional Withdrawals
 A method that involves calculating the percentage of your Contract Value that each prior withdrawal represented when withdrawn. In general, proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the Contract Value was reduced by the withdrawal as of the date the withdrawal occurred.

 Protected Withdrawal Value
 Under the Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Seven Benefit and Spousal Highest Daily Lifetime Benefit, an amount that we guarantee regardless of the investment performance of your Contract Value. For the Highest Daily Lifetime Five Benefit only, we refer to an amount that we guarantee regardless of the investment performance of your Contract Value as the "Total Protected Withdrawal Value".

 Prudential Annuity Service Center
 For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
 (888) PRU-2888. Prudential's Web site is www.prudential.com.

 Purchase Payments
 The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

 Separate Account
 Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

 Spousal Lifetime Five Income Benefit
 An optional feature available for an additional charge that guarantees the ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on the Contract Value, subject to our rules regarding the timing and amount of withdrawals. Under the Spousal Lifetime Five Income Benefit, an annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.

 Spousal Highest Daily Lifetime Seven/SM/ Income Benefit
 The spousal version of the Highest Daily Lifetime Seven Income Benefit. Spousal Highest Daily Lifetime Seven is the same class of optional Benefit as our Spousal Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

 Statement Of Additional Information
 A document containing certain additional information about the Strategic Partners Annuity One 3 variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

 Tax Deferral
 This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

 Variable Investment Option
 When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

 SUMMARY FOR SECTIONS 1-11

 For a more complete discussion of the following topics, see the corresponding section in Part II of the prospectus.

 SECTION 1
 What Is The Strategic Partners Annuity One 3 Variable Annuity?
 The Strategic Partners Annuity One 3 variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

 There are two basic versions of the Strategic Partners Annuity One 3 variable annuity.

 Contract With Credit.

..   provides for a bonus credit that we add to each purchase payment that you make,
..   has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,
..   may provide lower interest rates for fixed interest rate options and the market value adjustment option than the Contract Without Credit, and
..   may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

 Contract Without Credit.

..   does not provide a credit,
..   has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,
..   may provide higher interest rates for fixed interest rate options and the market value adjustment option than the Contract With Credit, and
..   may provide more available market value adjustment guarantee periods than the Contract With Credit.

 The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.

 The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.

 Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed, and we will pay at least the minimum interest rate dictated by applicable state law, if any.

 You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.

 The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.
..   During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.
..   The income phase starts when you begin receiving regular payments from your contract.

 The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

 The contract offers a choice of income and death benefit options, which may also be available to you.

 There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

 We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

 If you change your mind about owning Strategic Partners Annuity One 3, you may cancel your contract within 10 days after receiving it (or whatever period is required under applicable law). This time period is referred to as the "Free Look" period.

 SECTION 2
 What Investment Options Can I Choose?
 You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

 Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

 You may also invest your money in fixed interest rate options or in a market value adjustment option.

 SECTION 3
 What Kind Of Payments Will I Receive During The Income Phase? (Annuitization) If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

 For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See
 Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"

 The Lifetime withdrawal benefits (each discussed in Section 5) and the Income Appreciator Benefit (discussed in Section 6) each may provide an additional amount upon which your annuity payments are based.

 SECTION 4
 What Is The Death Benefit?
 In general, if the sole owner or first-to-die of the owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of
 (i) the Contract Value, (ii) either the base death benefit or, for a higher insurance and administrative cost, a potentially larger Guaranteed Minimum Death Benefit (GMDB), or Highest Daily Value Death Benefit.

 The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following
 Guaranteed Minimum Death Benefit options you choose:
..   the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value";
..   the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value"; or
..   the greater of the GMDB step-up value and GMDB roll-up value.

 The Highest Daily Value Death Benefit provides a death benefit equal to the greater of the base death benefit or the highest daily value less proportional withdrawals.

 On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Option, if the conditions that we describe, in Section 4, are met.

 For an additional fee, you may also choose, if it is available in your contract, the Earnings Appreciator supplemental death benefit, which provides a benefit payment upon the death of the sole owner, or first to die of the owner or joint owner, during the accumulation phase.

 SECTION 5
 What Are The Lifetime Withdrawal Benefits?
 The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amounts of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

 SUMMARY FOR SECTIONS 1-11 continued


 The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the Contract Value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.

 In addition to the Lifetime Five Income Benefit, we offer a benefit called the Spousal Lifetime Five Income Benefit. The Spousal Lifetime Five Income benefit is similar to the Lifetime Five Income Benefit, except that it is offered only to those who are each other's spouses at the time the benefit is elected, and the benefit offers only a Life Income Benefit (not the Withdrawal Benefit). The charge for the Spousal Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.75% of the Contract Value allocated to the variable investment options. The charge is in addition to the charge for the applicable death benefit.

 Highest Daily Lifetime Five is similar to our Lifetime Five and Spousal Lifetime Five benefits, in that under each such benefit, there is a "protected withdrawal value" that serves as the basis for withdrawals you can make (which we may refer to as "Total Protected Withdrawal Value", for Highest Daily Lifetime Five only). As we discuss in more detail later, we guarantee this protected withdrawal value, even if your Contract Value declines. Thus, as a participant in one of these benefits, you are assured of a certain amount that you can withdraw, even if there is a significant decline in the securities markets. Highest Daily Lifetime Five Benefit differs from Lifetime Five and Spousal Lifetime Five in that (a) the Protected Withdrawal Value is determined based on the highest daily Contract Value and (b) we require you to participate in an asset transfer program, under which your Contract Value may be transferred periodically between the variable investment options and the Benefit Fixed Rate Account (which is part of our general account). This formula is described more fully in Appendix C. We operate the asset transfer program under a formula, which is described in the portion of Section 5 concerning the Highest Daily Lifetime Five Benefit. As discussed in Section 5, when you elect Highest Daily Lifetime Five, the asset transfer formula is made a part of your annuity contract, and thus may not be altered thereafter. However, we do reserve the right to amend the formula for new-issued annuity contracts that elect Highest Daily Lifetime Five and for existing contracts that elect the benefit in the future. As we discuss in more detail later in this prospectus, this required asset transfer program helps us manage our financial exposure under Highest Daily Lifetime Five, by moving assets out of the variable investment options in the event of securities market declines. In essence, we seek to preserve the value of these assets, by transferring them to a more stable account. Of course, the formula also contemplates the transfer of assets from the Benefit Fixed Rate Account to the variable investment options in certain other scenarios.

 Finally, we offer Highest Daily Lifetime Seven, an optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Contract Value. Highest Daily Lifetime Seven is the same class of optional Benefit as our Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven, and thus offers lifetime payments until the second-to-die of two spouses.

 SECTION 6
 What Is The Income Appreciator Benefit?
 The Income Appreciator Benefit is an optional benefit, available for an additional charge, that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. You can activate this benefit in one of three ways, as described in Section 6. Note, however, that the annuitization options within this benefit are limited.

 SECTION 7
 How Can I Purchase A Strategic Partners Annuity One 3 Contract?
 You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.

 You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.

 SECTION 8
 What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?
 The contract has insurance features and investment features, both of which have related costs and charges.
..   Each year (or upon full surrender) we deduct a contract maintenance charge if your Contract Value is less than $75,000. This charge is currently equal to the lesser of $35 or 2% of your Contract Value. We do not impose the contract maintenance charge if your Contract Value is $75,000 or more. We may impose lesser charges in certain states.
..   For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    -- 1.40% if you choose the base death benefit, -- 1.65% if you choose the roll-up or step-up Guaranteed Minimum Death
       Benefit option (i.e., 0.25% in addition to the base death benefit charge),
    -- 1.75% if you choose the greater of the roll-up and step-up Guaranteed
       Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge),
    -- 1.90% if you choose the Highest Daily Value Death Benefit (i.e., 0.50%
       in addition to the base death benefit charge), -- 0.60% if you choose the Lifetime Five Income Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit,
    -- 0.75% if you choose the Spousal Lifetime Five Income Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit,
    -- 0.60% if you choose the Highest Daily Lifetime Five Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit,
    -- 0.60% of the Protected Withdrawal Value if you choose the Highest Daily
       Lifetime Seven Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit, or
    -- 0.75% of the Protected Withdrawal Value if you choose the Spousal
       Highest Daily Lifetime Seven Income Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit.

..   We impose an additional insurance and administrative charge of 0.10%
    annually for the Contract With Credit.
..   We will deduct an additional charge if you choose the Guaranteed Minimum
    Income Benefit. We deduct this annual charge from your Contract Value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value (1.00% maximum charge). (In some states this fee may be lower.)
..   We will deduct an additional charge if you choose the Income Appreciator
    Benefit. We deduct this charge from your Contract Value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your Contract Value.
..   We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your Contract Value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.30% of your Contract Value.
..   There are a few states/jurisdictions that assess a premium tax on us. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your Contract Value.
..   There are also expenses associated with the mutual funds. For 2007, the fees of these funds ranged from 0.37% to 1.65% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.
..   If you withdraw money (or you begin the income phase) less than seven contract anniversaries after making a purchase payment, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7% for the Contract Without Credit and 5-8% for the Contract With Credit. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)

 For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?"

 SECTION 9
 How Can I Access My Money?
 You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. For the Contract Without Credit, if you withdraw money less than seven contract anniversaries after making a purchase payment, we may impose a withdrawal charge ranging from 1-7%. For the Contract With Credit, we may impose a withdrawal charge ranging from 5-8%. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)

 Under the Market Value Adjustment Option, you will be subject to a market value adjustment if you make a withdrawal or transfer from the option prior to the end of a guarantee period.

 SUMMARY FOR SECTIONS 1-11 continued


 We offer optional living benefits--the Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Five Benefit, Highest Daily Lifetime Seven Income Benefit, and Spousal Highest Daily Lifetime Seven Benefit under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your Contract Value. You need not participate in any of these benefits in order to withdraw some or all of your money. You also may access your Income Appreciator Benefit through withdrawals.

 SECTION 10
 What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?
 Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

 SECTION 11
 Other Information
 This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

 RISK FACTORS
 There are various risks associated with an investment in the Market Value Adjustment Option that we summarize below.

 Issuer Risk. The Market Value Adjustment Option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life, and thus backed by the financial strength of that company. If Pruco Life were to experience significant financial adversity, it is possible that Pruco Life's ability to pay interest and principal under the Market Value Adjustment Option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.

 Risks Related To Changing Interest Rates. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life holds to support the Market Value Adjustment Option. Nonetheless, the market value adjustment formula reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money prior to the end of a guarantee period and during a period in which prevailing interest rates have risen above their level when you made your purchase, you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your purchase payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the market value adjustment option will perform better than another investment that you might have made.

 Risks Related To The Withdrawal Charge. We may impose withdrawal charges on amounts withdrawn from the market value adjustment option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

 SUMMARY OF CONTRACT EXPENSES

 The purpose of this summary is to help you to understand the costs you will pay for Strategic Partners Annuity One 3. The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options.

 For more detailed information, including additional information about current and maximum charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

                 ----------------------------------------------
                      CONTRACT OWNER TRANSACTION EXPENSES
                 ----------------------------------------------
                             WITHDRAWAL CHARGE /1/
                 ----------------------------------------------
                 NUMBER OF CONTRACT
                 ANNIVERSARIES SINCE  CONTRACT      CONTRACT
                  PURCHASE PAYMENT   WITH CREDIT WITHOUT CREDIT
                 ----------------------------------------------
                          0              8%            7%
                 ----------------------------------------------
                          1              8%            6%
                 ----------------------------------------------
                          2              8%            5%
                 ----------------------------------------------
                          3              8%            4%
                 ----------------------------------------------
                          4              7%            3%
                 ----------------------------------------------
                          5              6%            2%
                 ----------------------------------------------
                          6              5%            1%
                 ----------------------------------------------
                          7              0%            0%
                 ----------------------------------------------

                             MAXIMUM TRANSFER FEE
                 ------------------------------------------------------------------------
                 Each transfer after 12 /2/                           $30.00
                 ------------------------------------------------------------------------
                 Each transfer after 20                               $10.00
                 (Beneficiary Continuation Option only)
                 ------------------------------------------------------------------------
                 Charge for premium Tax Imposed on us by certain States/Jurisdictions /3/
                 ------------------------------------------------------------------------
                         Up to 3.5% of Contract Value
                 ------------------------------------------------------------------------

 1 Each contract year, you may withdraw a specified amount of your Contract Value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 8. In certain states reduced withdrawal charges may apply under the Contract with Credit. Your contract contains the applicable charges.
 2 Currently, we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing or transfers from the market value adjustment option at the end of a guarantee period, and do not count them toward the limit of 12 free transfers per year.
 3 We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization.

 SUMMARY OF CONTRACT EXPENSES continued


 The next table describes the fees and expenses you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

-------------------------------------------------------------------------------------------
                                 PERIODIC ACCOUNT EXPENSES
-------------------------------------------------------------------------------------------
Maximum Contract Maintenance Charge and Contract                     $60.00
Charge Upon Full Withdrawal /4/
-------------------------------------------------------------------------------------------
Maximum Annual Contract Fee if Contract Value is less lesser of $30 or 2% of Contract Value than $25,000
(Beneficiary Continuation option ONLY)
-------------------------------------------------------------------------------------------
             INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED BENEFITS
  As a Percentage of Contract Value in Variable Investment Options (except as indicated):
-------------------------------------------------------------------------------------------

                                                   CONTRACT CONTRACT
                                                     WITH   WITHOUT
                                                    CREDIT   CREDIT
            --------------------------------------------------------
            Maximum charge for Lifetime Five /5/    1.50%    1.50%
            --------------------------------------------------------
            Maximum charge for Spousal Lifetime     1.50%    1.50%
            Five /5/
            --------------------------------------------------------
            Maximum charge for Highest Daily        1.50%    1.50%
            Lifetime Five /5/
            --------------------------------------------------------
            Maximum charge for Highest Daily        1.50%    1.50%
            Lifetime Seven /5/
            --------------------------------------------------------
            Maximum charge for Spousal Highest      1.50%    1.50%
            Daily Lifetime Seven /5/
            --------------------------------------------------------
            Lifetime Five Income Benefit            0.60%    0.60%
            (current charge)
            --------------------------------------------------------
            Spousal Lifetime Five Income Benefit    0.75%    0.75%
            (current charge)
            --------------------------------------------------------
            Highest Daily Lifetime Five Income      0.60%    0.60%
            Benefit
            (current charge)
            --------------------------------------------------------
            Highest Daily Lifetime Seven            0.60%    0.60%
            (current charge): assessed against
            Protected Withdrawal Value /6/
            --------------------------------------------------------
            Spousal Highest Daily Lifetime Seven    0.75%    0.75%
            (current charge): assessed against
            Protected Withdrawal Value /6/
            --------------------------------------------------------
            Base Death Benefit                      1.50%    1.40%
            --------------------------------------------------------
            Guaranteed Minimum Death Benefit        1.75%    1.65%
            Option - Roll-Up or Step-Up
            --------------------------------------------------------
            Guaranteed Minimum Death Benefit        1.85%    1.75%
            Option - Greater of Roll-Up or Step-Up
            --------------------------------------------------------
            Highest Daily Value Death Benefit       2.00%    1.90%
            --------------------------------------------------------
            Maximum Annual Guaranteed Minimum       1.00%    1.00%
            Income Benefit Charge and Charge Upon
            Certain Withdrawals as a percentage
            of average GMIB Protected Value /7/
            --------------------------------------------------------
            Annual Guaranteed Minimum Income        0.50%    0.50%
            Benefit Charge and Charge Upon
            Certain Withdrawals
            (for contracts sold on or after
            January 20, 2004 or upon subsequent
            state approval) - as a percentage of
            average GMIB Protected Value (current
            charge)
            --------------------------------------------------------
            Annual Income Appreciator Benefit       0.25%    0.25%
            Charge and Charge Upon Certain
            Withdrawals /8/
            --------------------------------------------------------
            Annual Earnings Appreciator Benefit     0.30%    0.30%
            Charge and Charge Upon Certain
            Transactions /9/
            --------------------------------------------------------
            Settlement Service Charge               1.00%    1.00%
            (if the Owner's beneficiary elects
            the Beneficiary Continuation Option)
            /10/
            --------------------------------------------------------

 4: Currently, we waive this fee if your Contract Value is greater than or equal to $75,000 (waived if Contract Value is greater than or equal to $25,000 for Beneficiary Continuation Option). If your Contract Value is less than $75,000, we currently charge the lesser of $35 or 2% of your Contract Value. This is a single fee that we assess (a) annually or
    (b) upon full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so. This charge may be lower in certain states.
 5: We reserve the right to increase the charge to the maximum charge indicated upon any step-up or reset under the benefit, or a new election of the benefit. However, we have no present intention of doing so.

 6: With respect to Highest Daily Lifetime Seven and Spousal Highest Daily
    Lifetime Seven, the 0.60% charge and 0.75% charge, respectively, is assessed against the Protected Withdrawal Value. With respect to each of Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven, one-fourth of the annual charge is deducted at the end of each quarter, where the quarters are part of years that have as their anniversary the date that the benefit was elected. The fee is taken out of Contract Value in the variable investment options. These optional benefits are not available under the Beneficiary Continuation Option.
 7: We impose this charge only if you choose the Guaranteed Minimum Income
    Benefit. This charge is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts) of the average GMIB protected value, which is calculated daily and generally is equal to the GMIB roll-up value. The fee is withdrawn from each variable investment option in the same proportion as the Contact Value allocated to that variable investment option represents to the total Contract Value in all variable investment options. In some states this charge is 0.30%, see your contract for details. Subject to certain age or duration restrictions, the roll-up value is the total of all invested purchase payments (after a reset, the Contract Value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Withdrawals reduce both the roll-up value and the 200% cap. The reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in Contract Value after the first 5% withdrawal occurs. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining Contract Value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time. We reserve the right to increase this charge up to the maximum indicated upon any reset of the benefit or new election.
 8: We impose this charge only if you choose the Income Appreciator Benefit.
    The charge for this benefit is based on an annual rate of 0.25% of your Contract Value. The Income Appreciator Benefit charge is calculated: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent purchase payment. The fee is based on the Contract Value at the time of the calculation, and is prorated based on the portion of the contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owners prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the Contract Value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.
 9: We impose this charge only if you choose the Earnings Appreciator Benefit.
    The charge for this benefit is based on an annual rate of 0.30% of your Contract Value. Although the charge may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the Contract Value remaining after such partial withdrawal is not enough to cover the then-applicable earnings appreciator charge. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.
 10:The other Insurance and Administrative Expense Charges do not apply if you are a beneficiary under the Beneficiary Continuation Option. Instead, the Settlement Service Charge set forth here applies, if your beneficiary elects the Beneficiary Continuation Option. The 1.00% charge is an annual charge that is assessed daily against the assets in the variable investment options.

                       ----------------------------------
                       TOTAL ANNUAL MUTUAL FUND OPERATING
                       ----------------------------------

 EXPENSES
 The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2007. Fund expenses are not fixed or guaranteed by the Strategic Partners Annuity One 3 contract, and may vary from year to year.

              ---------------------------------------------------
                                                  MINIMUM MAXIMUM
              ---------------------------------------------------
              Total Annual Underlying Mutual Fund  0.37%   1.65%
              Operating Expenses*
              ---------------------------------------------------

 * See "Summary of Contract Expenses" - Underlying Mutual Fund Portfolio Annual Expenses for more detail on the expenses of the underlying mutual funds.

-------------------------------------------------------------------------------------------------
                        UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

            (as a percentage of the average net assets of the underlying Portfolios)
-------------------------------------------------------------------------------------------------
                                                  For the year ended December 31, 2007
                                       ----------------------------------------------------------
         UNDERLYING PORTFOLIO          Management  Other   12b-1 Fees    Acquired    Total Annual
                                        Fee /4/   Expenses            Portfolio Fees  Portfolio
                                                                      & Expenses /6/   Expenses
-------------------------------------------------------------------------------------------------
Advanced Series Trust /1,3/
 AST Advanced Strategies                 0.85%     0.15%     0.00%        0.04%         1.04%
 AST Aggressive Asset Allocation /2/     0.15%     0.03%     0.00%        0.96%         1.14%
 AST AllianceBernstein Core Value        0.75%     0.11%     0.00%        0.00%         0.86%
 AST AllianceBernstein Growth & Income   0.75%     0.08%     0.00%        0.00%         0.83%
 AST American Century Income & Growth    0.75%     0.11%     0.00%        0.00%         0.86%

 SUMMARY OF CONTRACT EXPENSES continued

-----------------------------------------------------------------------------------------------------------
                             UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                 (as a percentage of the average net assets of the underlying Portfolios)
-----------------------------------------------------------------------------------------------------------
                                                            For the year ended December 31, 2007
                                                 ----------------------------------------------------------
              UNDERLYING PORTFOLIO               Management  Other   12b-1 Fees    Acquired    Total Annual
                                                  Fee /4/   Expenses            Portfolio Fees  Portfolio
                                                                                & Expenses /6/   Expenses
-----------------------------------------------------------------------------------------------------------
 AST American Century Strategic Allocation         0.85%     0.25%     0.00%        0.00%         1.10%
 AST Balanced Asset Allocation /2/                 0.15%     0.01%     0.00%        0.90%         1.06%
 AST Capital Growth Asset Allocation /2/           0.15%     0.01%     0.00%        0.93%         1.09%
 AST Cohen & Steers Realty Portfolio               1.00%     0.12%     0.00%        0.00%         1.12%
 AST Conservative Asset Allocation /2/             0.15%     0.02%     0.00%        0.87%         1.04%
 AST DeAM Large-Cap Value                          0.85%     0.11%     0.00%        0.00%         0.96%
 AST DeAM Small-Cap Value                          0.95%     0.18%     0.00%        0.00%         1.13%
 AST Federated Aggressive Growth                   0.95%     0.11%     0.00%        0.00%         1.06%
 AST First Trust Balanced Target                   0.85%     0.11%     0.00%        0.00%         0.96%
 AST First Trust Capital Appreciation Target       0.85%     0.11%     0.00%        0.00%         0.96%
 AST Goldman Sachs Concentrated Growth             0.90%     0.10%     0.00%        0.00%         1.00%
 AST Goldman Sachs Mid-Cap Growth                  1.00%     0.12%     0.00%        0.00%         1.12%
 AST High Yield                                    0.75%     0.12%     0.00%        0.00%         0.87%
 AST Investment Grade Bond /5/                     0.65%     0.99%     0.00%        0.00%         1.64%
 AST JPMorgan International Equity                 0.87%     0.13%     0.00%        0.00%         1.00%
 AST Large-Cap Value                               0.75%     0.08%     0.00%        0.00%         0.83%
 AST Lord Abbett Bond-Debenture                    0.80%     0.11%     0.00%        0.00%         0.91%
 AST Marsico Capital Growth                        0.90%     0.08%     0.00%        0.00%         0.98%
 AST MFS Global Equity                             1.00%     0.21%     0.00%        0.00%         1.21%
 AST MFS Growth                                    0.90%     0.12%     0.00%        0.00%         1.02%
 AST Mid-Cap Value                                 0.95%     0.14%     0.00%        0.00%         1.09%
 AST Neuberger Berman Mid-Cap Growth               0.90%     0.10%     0.00%        0.00%         1.00%
 AST Neuberger Berman Mid-Cap Value                0.89%     0.10%     0.00%        0.00%         0.99%
 AST Neuberger Berman Small-Cap Growth             0.95%     0.12%     0.00%        0.00%         1.07%
 AST PIMCO Limited Maturity Bond                   0.65%     0.11%     0.00%        0.00%         0.76%
 AST Preservation Asset Allocation /2/             0.15%     0.03%     0.00%        0.82%         1.00%
 AST QMA US Equity Alpha                           1.00%     0.63%     0.00%        0.00%         1.63%
 AST Small-Cap Growth                              0.90%     0.15%     0.00%        0.00%         1.05%
 AST Small-Cap Value                               0.90%     0.10%     0.00%        0.00%         1.00%
 AST T. Rowe Price Asset Allocation                0.85%     0.12%     0.00%        0.00%         0.97%
 AST T. Rowe Price Global Bond                     0.80%     0.13%     0.00%        0.00%         0.93%
 AST T. Rowe Price Natural Resources               0.90%     0.10%     0.00%        0.00%         1.00%
 AST T. Rowe Price Large-Cap Growth                0.88%     0.08%     0.00%        0.00%         0.96%
 AST UBS Dynamic Alpha Strategy                    1.00%     0.13%     0.00%        0.02%         1.15%
 AST Western Asset Core Plus Bond /5/              0.70%     0.10%     0.00%        0.02%         0.82%

The Prudential Series Fund /7,8,9/
 Equity Portfolio                                  0.45%     0.02%     0.00%        0.00%         0.47%
 Global Portfolio                                  0.75%     0.06%     0.00%        0.00%         0.81%
 Jennison Portfolio                                0.60%     0.02%     0.00%        0.00%         0.62%
 Money Market Portfolio                            0.40%     0.03%     0.00%        0.00%         0.43%
 Stock Index Portfolio /10/                        0.35%     0.02%     0.00%        0.00%         0.37%
 Value Portfolio                                   0.40%     0.03%     0.00%        0.00%         0.43%
 SP Aggressive Growth Asset Allocation Portfolio   0.05%     0.06%     0.00%        0.85%         0.96%
 SP Balanced Asset Allocation Portfolio            0.05%     0.01%     0.00%        0.79%         0.85%
 SP Conservative Asset Allocation Portfolio        0.05%     0.02%     0.00%        0.75%         0.82%
 SP Davis Value Portfolio                          0.75%     0.05%     0.00%        0.00%         0.80%
 SP Growth Asset Allocation Portfolio              0.05%     0.01%     0.00%        0.83%         0.89%
 SP International Growth Portfolio                 0.85%     0.09%     0.00%        0.00%         0.94%
 SP International Value Portfolio                  0.90%     0.09%     0.00%        0.00%         0.99%
 SP Mid Cap Growth Portfolio                       0.80%     0.07%     0.00%        0.00%         0.87%

----------------------------------------------------------------------------------------------------------
                             UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                 (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2007
                                                ----------------------------------------------------------
             UNDERLYING PORTFOLIO               Management  Other   12b-1 Fees    Acquired    Total Annual
                                                 Fee /4/   Expenses            Portfolio Fees  Portfolio
                                                                               & Expenses /6/   Expenses
----------------------------------------------------------------------------------------------------------
 SP PIMCO High Yield Portfolio                    0.60%     0.09%     0.00%        0.00%         0.69%
 SP PIMCO Total Return Portfolio                  0.60%     0.07%     0.00%        0.00%         0.67%
 SP Prudential U.S. Emerging Growth Portfolio     0.60%     0.05%     0.00%        0.00%         0.65%
 SP Small Cap Value Portfolio                     0.90%     0.06%     0.00%        0.00%         0.96%
 SP Strategic Partners Focused Growth Portfolio   0.90%     0.25%     0.00%        0.00%         1.15%

Janus Aspen Series
 Large Cap Growth Portfolio--Service Shares       0.64%     0.02%     0.25%        0.01%         0.92%

Nationwide Variable Insurance Trust
 Gartmore NVIT Developing Markets                 1.05%     0.35%     0.25%          N/A         1.65%

 1 The Fund has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Fund compensates the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Fund providing such services directly to shareholders. Amounts paid under these arrangements are included in "Other Expenses." Subject to the expense limitations set forth below, for each Portfolio of the Fund other than the Dynamic Asset Allocation Portfolios, 0.03% of the 0.10% administrative services fee is voluntarily waived. The Dynamic Asset Allocation Portfolios do not directly pay any portion of the 0.10% administrative service fee. The Acquired Portfolios in which the Dynamic Asset Allocation Portfolios invest, however, are subject to the administrative services fee. With respect to the AST QMA US Equity Alpha Portfolio, "Other Expenses" includes dividend expenses on short sales and interest expenses on short sales. Our reference above to the Dynamic Asset Allocation Portfolios refers to these portfolios: AST Aggressive Asset Allocation, AST Balanced Asset Allocation, AST Capital Growth Asset Allocation, AST Conservative Asset Allocation, and AST Preservation Asset Allocation.
 2 Some of the Portfolios invest in other investment companies (the Acquired Portfolios). For example, each Dynamic Asset Allocation Portfolio invests primarily in shares of other Portfolios of Advanced Series Trust. Investors in a Portfolio indirectly bear the fees and expenses of the Acquired Portfolios. The expenses shown under "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios in which each Portfolio invested during the year ended
    December 31, 2007. The Dynamic Asset Allocation Portfolios do not pay any transaction fees when purchasing or redeeming shares of the Acquired Portfolios. Our reference above to the Dynamic Asset Allocation Portfolios refers to these portfolios: AST Aggressive Asset Allocation, AST Balanced Asset Allocation, AST Capital Growth Asset Allocation, AST Conservative Asset Allocation, and AST Preservation Asset Allocation.
 3 Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund. These arrangements, which are set forth as follows, may be discontinued or otherwise modified at any time. AST American Century Strategic Allocation: 1.25%; AST Cohen & Steers
    Realty: 1.45%; AST DeAM Small-Cap Value: 1.14%; AST Goldman Sachs Concentrated Growth: 0.86%; AST Goldman Sachs Mid-Cap Growth: 1.12%; AST High Yield: 0.88%; AST JPMorgan International Equity: 1.01%; AST Large-Cap
    Value: 1.20%; AST Lord Abbett Bond-Debenture: 0.88%; AST MFS Growth: 1.35%; AST Marsico Capital Growth: 1.35%; AST Mid-Cap Value: 1.45%; AST Neuberger Berman Mid-Cap Growth: 1.25%; AST Neuberger Berman Mid-Cap Value: 1.25%; AST PIMCO Limited Maturity Bond: 1.05%; AST T. Rowe Price Asset
    Allocation: 1.25%; AST T. Rowe Price Natural Resources: 1.35%.
 4 The management fee rate shown in the "management fees" column represents the actual fee rate paid by the indicated Portfolio for the fiscal year ended December 31, 2007, except that the fee rate shown does not reflect the impact of any voluntary management fee waivers that may be applicable and which would result in a reduction in the fee rate paid by the Portfolio. The management fee rate for certain Portfolios may include "breakpoints" which are reduced fee rates that are applicable at specified levels of Portfolio assets; the effective fee rates shown in the table reflect and incorporate any fee "breakpoints" which may be applicable.
 5 The Western Asset Core Plus Bond Portfolio is based on estimated expenses for 2008 and current period average daily net assets. The AST Investment Grade Bond Portfolio expenses are based on estimated expenses for 2008 at an estimated asset level.
 6 Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Annual Portfolio Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.
 7 Investors incur certain fees and expenses in connection with an investment in the Fund's Portfolios. The following table shows the fees and expenses that you may incur if you invest in Class 1 shares of the Portfolios through a variable annuity contract. The fees and expenses shown below are based the fees and expenses incurred in the year ended December 31, 2007 (except as explained in the footnotes) and are expressed as a percentage of the average daily net assets of each Portfolio. The table does not include annuity contract charges. Because annuity contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the following table. See this prospectus for the fees and expenses under the annuity contract.
 8 Some of the Portfolios invest in other investment companies (the Acquired Portfolios). For example, each SP Asset Allocation Portfolio invests in shares of other Portfolios of the Fund, and some Portfolios invest in other funds, including the Dryden Core Investment Fund. Investors in a Portfolio indirectly bear the fees and expenses of the Acquired Portfolios. The expenses shown in the column "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios in which each Portfolio invested during the year ended
    December 31, 2007. The SP Asset Allocation Portfolios do not pay any transaction fees when purchasing or redeeming shares of the Acquired Portfolios. Each of the Asset Allocation Portfolios is responsible for the payment of its own "Other Expenses," including, without limitation, custodian fees, legal fees, trustee fees and audit fee, in accordance with the terms of the management agreement.
 9 Prudential Investments LLC has voluntarily agreed to waive a portion of its management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund. These arrangements, which are set forth as follows for Class 1 shares, may be discontinued or

 SUMMARY OF CONTRACT EXPENSES continued

    otherwise modified at any time. Stock Index Portfolio: 0.75%; Value
    Portfolio: 0.75%; SP International Growth Portfolio: 1.24%; SP Mid Cap Growth Portfolio: 1.00%; SP Small Cap Value Portfolio: 1.05%; SP Strategic Partners Focused Growth Portfolio: 1.25%.
 10 The Portfolio's contractual management fee rate is as follows: 0.35% for average net assets up to $4 billion, and 0.30% for average net assets in excess of $4 billion.

 EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

 The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the mutual funds, which do not reflect any expense reimbursements or waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as indicated in the tables that follow.

 Example 1a: Contract With Credit: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

 This example assumes that:
..   You invest $10,000 in the Contract With Credit;
..   You choose the Highest Daily Value Death Benefit;
..   You choose the Guaranteed Minimum Income Benefit (for contracts sold on or after January 20, 2004, or upon subsequent state approval);
..   You choose the Earnings Appreciator Benefit;
..   You choose the Income Appreciator Benefit;
..   You allocate all of your assets to the variable investment option having the maximum total operating expenses*;
..   The investment has a 5% return each year;
..   The mutual fund's total operating expenses remain the same each year;
..   For each separate account charge, we deduct the maximum charge rather than any current charge; and
..   You withdraw all your assets at the end of the indicated period.

 * Note: Not all portfolios offered are available if you elect certain optional benefits.

 Example 1b: Contract With Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 Example 2a: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

 This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

 Example 2b: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 Example 3a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets

 This example assumes that:
..   You invest $10,000 in the Contract With Credit;
..   You do not choose any optional insurance benefit;
..   You allocate all of your assets to the variable investment option having the maximum total operating expenses;
..   The investment has a 5% return each year;
..   The mutual fund's total operating expenses remain the same each year;

..   For each separate account charge, we deduct the maximum charge rather than any current charge; and
..   You withdraw all your assets at the end of the indicated period.

 Example 3b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 3a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 Example 4a: Contract Without Credit: Base Death Benefit, and You Withdraw All Your Assets

 This example makes exactly the same assumptions as Example 3a except that it assumes that you invest in the Contract Without Credit.

 Example 4b: Contract Without Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 4a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 Notes for Expense Examples:
 These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

 Note that withdrawal charges (which are reflected in Examples 1a, 2a, 3a and 4a) are assessed in connection with some annuity options, but not others.

 The values shown in the 10 year column are the same for Example 4a and 4b, the same for Example 3a and 3b, the same for Example 2a and 2b, and the same for Example 1a and 1b. This is because if 10 years have elapsed since your last purchase payment, we would no longer deduct withdrawal charges when you make a withdrawal. The indicated examples reflect the maximum withdrawal charges, but in certain states reduced withdrawal charges may apply for certain ages.

 The examples use an average contract maintenance charge, which we calculated based on our general estimate of the total contract fees we expect to collect in 2008. Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.

 Premium taxes are not reflected in the examples. We deduct a charge to approximate premium taxes that may be imposed on us in your state.

 A table of accumulation unit values appears in Appendix A to this prospectus.

 Contract with Credit: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit; Income Appreciator Benefit

             Example 1a: If You Withdraw Your Assets Example 1b: If You Do Not Withdraw Your Assets
             --------------------------------------------------------------------------------------
              1 yr     3 yrs     5 yrs     10 yrs    1 yr       3 yrs       5 yrs       10 yrs
             --------------------------------------------------------------------------------------
             $1,323    $2,455    $3,482    $5,579    $571       $1,703      $2,824      $5,579
             --------------------------------------------------------------------------------------

 Contract Without Credit: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit; Income Appreciator benefit

             Example 2a: If You Withdraw Your Assets  Example 2b: If You Do Not Withdraw Your Assets
             ----------------------------------------------------------------------------------------
              1 yr     3 yrs     5 yrs     10 yrs    1 yr       3 yrs        5 yrs        10 yrs
             ----------------------------------------------------------------------------------------
             $1,169    $2,060    $2,943    $5,293    $539       $1,610       $2,673       $5,293
             ----------------------------------------------------------------------------------------

 EXPENSE EXAMPLES continued


 Contract With Credit: Base Death Benefit

             Example 3a: If You Withdraw Your Assets Example 3b: If you Do Not Withdraw Your Assets
             --------------------------------------------------------------------------------------
              1 yr     3 yrs     5 yrs     10 yrs    1 yr       3 yrs       5 yrs       10 yrs
             --------------------------------------------------------------------------------------
             $1,114    $1,854    $2,523    $3,879    $362       $1,102      $1,865      $3,879
             --------------------------------------------------------------------------------------

 Contract Without Credit: Base Death Benefit

              Example 4a: If You Withdraw Your assets Example 4b: If You Do Not Withdraw Your Assets
              --------------------------------------------------------------------------------------
              1 yr     3 yrs      5 yrs     10 yrs    1 yr       3 yrs       5 yrs       10 yrs
              --------------------------------------------------------------------------------------
              $968     $1,480     $2,015    $3,640    $338       $1,030      $1,745      $3,640
              --------------------------------------------------------------------------------------

  PART II SECTIONS 1-11
--------------------------------------------------------------------------------

 1: WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE 3 VARIABLE ANNUITY?

 The Strategic Partners Annuity One 3 Variable Annuity is a contract between you, the owner, and US, Pruco Life Insurance Company (Pruco Life, we or us).

 Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the third contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

 This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

 If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.

 There are two basic versions of Strategic Partners Annuity One 3 variable annuity.

 Contract With Credit.

..   provides for a bonus credit that we add to each purchase payment that you make,
..   has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,
..   may provide a lower interest rate for fixed interest rate options and the
    Market Value Adjustment Option than the Contract Without Credit, and
..   may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

 Contract Without Credit.

..   does not provide a credit,
..   has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,
..   may provide a higher interest rate for fixed interest rate options and the
    Market Value Adjustment Option than the Contract With Credit, and
..   may provide more market value adjustment guarantee periods than the
    Contract With Credit.

 Unless we state otherwise, when we use the word contract, it applies to both versions.

 In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.

 Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Annuity One 3 if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.

 Strategic Partners Annuity One 3 is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options and a market value adjustment option. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.

 Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your Contract Value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

 As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

 The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

 SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"
 If you change your mind about owning Strategic Partners Annuity One 3, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:
..   Your full purchase payment, less any applicable federal and state income tax withholding; or
..   The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment. We impose neither a withdrawal charge nor any market value adjustment if you cancel your contract under this provision.

 If you have purchased the Contract With Credit, we will deduct any credit we had added to your Contract Value. To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE?

 The contract gives you the choice of allocating your purchase payments to any of the variable investment options, fixed interest rate options, and a market value adjustment option.

 The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The mutual fund options that you select are your choice. We do not recommend or endorse any particular underlying mutual fund.

 VARIABLE INVESTMENT OPTIONS
 The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. What appears in the chart below is merely a summary - please consult the portfolio's prospectus for a comprehensive discussion of the portfolio's investment policies. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/subadviser for each portfolio appears next to the description.

 The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect, wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a "manager-of-managers" approach. The portfolios of the Advanced Series Trust are co-managed by PI and AST Investment Services, Inc., also under a manager-of-managers approach. AST Investment Services, Inc. is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

 Under the manager-of-managers approach, PI and AST Investment Services, Inc. have the ability to assign sub-advisers to manage specific portions of a portfolio, and the portion managed by a sub-adviser may vary from 0% to 100% of the portfolio's assets. The sub-advisers that manage some or all of a portfolio are listed on the following chart.

 Please note that we restrict the investment options in which you can participate, if you elect certain optional benefits. Thus, your participation in those benefits could result in your missing investment opportunities that might arise in investment options from which you are excluded. (Of course, potentially missing investment opportunities in investment options in which you do not participate is an inherent consequence of any investment choice, and generally speaking, it is your decision as to how to invest your purchase payments).

 A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


 Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2008) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.

 In addition, an investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contract, available options, and underlying portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser's, sub-adviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributors, and the amounts of such payments may vary between and among each adviser, sub-adviser, and distributor depending on their respective participation. During 2007, with regard to amounts that were paid under these kinds of arrangements, the amounts ranged from approximately $750 to approximately $946,934. These amounts may have been paid to one or more Prudential-affiliated insurers issuing individual variable annuities.

 As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.

 Upon the introduction of the Advanced Series Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had Contract Value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had Contract Value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

    -----------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
                       ADVANCED SERIES TRUST
    -----------------------------------------------------------------------
      ASSET     AST Advanced Strategies Portfolio:         LSV Asset
     ALLOCA     seeks a high level of absolute            Management;
      TION/     return. The Portfolio invests           Marsico Capital
     BALANCED   primarily in a diversified portfolio    Management, LLC;
                of equity and fixed income             Pacific Investment
                securities across different                Management
                investment categories and investment      Company LLC
                managers. The Portfolio pursues a       (PIMCO); T. Rowe
                combination of traditional and         Price Associates,
                non-traditional investment             Inc.; William Blair
                strategies.                              & Company, LLC
    -----------------------------------------------------------------------
      ASSET     AST Aggressive Asset Allocation          AST Investment
     ALLOCA     Portfolio: seeks the highest            Services, Inc. &
      TION/     potential total return consistent          Prudential
     BALANCED   with its specified level of risk        Investments LLC/
                tolerance. The Portfolio will invest       Prudential
                its assets in several other Advanced    Investments LLC
                Series Trust Portfolios. Under
                normal market conditions, the
                Portfolio will devote approximately
                100% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                92.5% to 100%) and the remainder of
                its net assets to underlying
                portfolios investing primarily in
                debt securities and money market
                instruments (with a range of 0% -
                7.5%).
    -----------------------------------------------------------------------
      LARGE     AST AllianceBernstein Core Value       AllianceBernstein
       CAP      Portfolio: seeks long-term capital            L.P.
      VALUE     growth by investing primarily in
                common stocks. The subadviser
                expects that the majority of the
                Portfolio's assets will be invested
                in the common stocks of large
                companies that appear to be
                undervalued. Among other things, the
                Portfolio seeks to identify
                compelling buying opportunities
                created when companies are
                undervalued on the basis of investor
                reactions to near-term problems or
                circumstances even though their
                long-term prospects remain sound.
                The subadviser seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
    -----------------------------------------------------------------------
      LARGE     AST AllianceBernstein Growth &         AllianceBernstein
       CAP      Income Portfolio: seeks long-term             L.P.
      VALUE     growth of capital and income while
                attempting to avoid excessive
                fluctuations in market value. The
                Portfolio normally will invest in
                common stocks (and securities
                convertible into common stocks). The
                subadviser will take a
                value-oriented approach, in that it
                will try to keep the Portfolio's
                assets invested in securities that
                are selling at reasonable valuations
                in relation to their fundamental
                business prospects.
    -----------------------------------------------------------------------
      LARGE     AST American Century Income & Growth    American Century
       CAP      Portfolio: seeks capital growth with       Investment
      VALUE     current income as a secondary           Management, Inc.
                objective. The Portfolio invests
                primarily in common stocks that
                offer potential for capital growth,
                and may, consistent with its
                investment objective, invest in
                stocks that offer potential for
                current income. The subadviser
                utilizes a quantitative management
                technique with a goal of building an
                equity portfolio that provides
                better returns than the S&P 500
                Index without taking on significant
                additional risk and while attempting
                to create a dividend yield that will
                be greater than the S&P 500 Index.
    -----------------------------------------------------------------------
      ASSET     AST American Century Strategic          American Century
     ALLOCA     Allocation Portfolio: seeks                Investment
      TION/     long-term capital growth with some      Management, Inc.
     BALANCED   regular income. The Portfolio will
                invest, under normal circumstances,
                in any type of U.S. or foreign
                equity security that meets certain
                fundamental and technical standards.
                The portfolio managers will draw on
                growth, value and quantitative
                investment techniques in managing
                the equity portion of the Portfolio
                and diversify the Portfolio's
                investments among small, medium and
                large companies.
    -----------------------------------------------------------------------
      ASSET     AST Balanced Asset Allocation            AST Investment
     ALLOCA     Portfolio: seeks the highest            Services, Inc. &
      TION/     potential total return consistent          Prudential
     BALANCED   with its specified level of risk        Investments LLC/
                tolerance. The Portfolio will invest       Prudential
                its assets in several other Advanced    Investments LLC
                Series Trust Portfolios. Under
                normal market conditions, the
                Portfolio will devote approximately
                75% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                67.5% to 80%), and 25% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments (with a range of 20.0%
                to 32.5%).
    -----------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

    -----------------------------------------------------------------------
      STYLE/       INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
    -----------------------------------------------------------------------
      ASSET      AST Capital Growth Asset Allocation      AST Investment
      ALLOCA     Portfolio: seeks the highest            Services, Inc. &
      TION/      potential total return consistent          Prudential
     BALANCED    with its specified level of risk        Investments LLC/
                 tolerance. The Portfolio will invest       Prudential
                 its assets in several other Advanced    Investments LLC
                 Series Trust Portfolios. Under
                 normal market conditions, the
                 Portfolio will devote approximately
                 65% of its net assets to underlying
                 portfolios investing primarily in
                 equity securities (with a range of
                 57.5% to 72.5%, and 35% of its net
                 assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments (with a range of 27.5%
                 to 42.5%).
    -----------------------------------------------------------------------
     SPECIALTY   AST Cohen & Steers Realty Portfolio:     Cohen & Steers
                 seeks to maximize total return              Capital
                 through investment in real estate       Management, Inc.
                 securities. The Portfolio pursues
                 its investment objective by
                 investing, under normal
                 circumstances, at least 80% of its
                 net assets in common stocks and
                 other equity securities issued by
                 real estate companies, such as real
                 estate investment trusts (REITs).
                 Under normal circumstances, the
                 Portfolio will invest substantially
                 all of its assets in the equity
                 securities of real estate companies,
                 i.e., a company that derives at
                 least 50% of its revenues from the
                 ownership, construction, financing,
                 management or sale of real estate or
                 that has at least 50% of its assets
                 in real estate. Real estate
                 companies may include real estate
                 investment trusts (REITs).
    -----------------------------------------------------------------------
      ASSET      AST Conservative Asset Allocation        AST Investment
      ALLOCA     Portfolio: seeks the highest            Services, Inc. &
      TION/      potential total return consistent          Prudential
     BALANCED    with its specified level of risk        Investments LLC/
                 tolerance. The Portfolio will invest       Prudential
                 its assets in several other Advanced    Investments LLC
                 Series Trust Portfolios. Under
                 normal market conditions, the
                 Portfolio will devote approximately
                 55% of its net assets to underlying
                 portfolios investing primarily in
                 equity securities (with a range of
                 47.5% to 62.5%), and 45% of its net
                 assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments (with a range of 37.5%
                 to 52.5%.
    -----------------------------------------------------------------------
      LARGE      AST DeAM Large-Cap Value Portfolio:         Deutsche
       CAP       seeks maximum growth of capital by         Investment
      VALUE      investing primarily in the value           Management
                 stocks of larger companies. The          Americas, Inc.
                 Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 the value of its assets in the
                 equity securities of large-sized
                 companies included in the Russell
                 1000(R) Value Index. The subadviser
                 employs an investment strategy
                 designed to maintain a portfolio of
                 equity securities which approximates
                 the market risk of those stocks
                 included in the Russell 1000(R)
                 Value Index, but which attempts to
                 outperform the Russell 1000(R) Value
                 Index through active stock selection.
    -----------------------------------------------------------------------
      SMALL      AST DeAM Small-Cap Value Portfolio:         Deutsche
       CAP       seeks maximum growth of investors'         Investment
      VALUE      capital by investing primarily in          Management
                 the value stocks of smaller              Americas, Inc.
                 companies. The Portfolio pursues its
                 objective, under normal market
                 conditions, by primarily investing
                 at least 80% of its total assets in
                 the equity securities of small-sized
                 companies included in the Russell
                 2000(R) Value Index. The subadviser
                 employs an investment strategy
                 designed to maintain a portfolio of
                 equity securities which approximates
                 the market risk of those stocks
                 included in the Russell 2000(R)
                 Value Index, but which attempts to
                 outperform the Russell 2000(R) Value
                 Index.
    -----------------------------------------------------------------------
      SMALL      AST Federated Aggressive Growth         Federated Equity
       CAP       Portfolio: seeks capital growth. The       Management
      GROWTH     Portfolio pursues its investment           Company of
                 objective by investing primarily in      Pennsylvania/
                 the stocks of small companies that      Federated Global
                 are traded on national security            Investment
                 exchanges, NASDAQ stock exchange and    Management Corp.;
                 the over-the-counter-market. Small       Federated MDTA
                 companies will be defined as                  LLC
                 companies with market
                 capitalizations similar to companies
                 in the Russell 2000 Growth Index.
    -----------------------------------------------------------------------

    ------------------------------------------------------------------------
     STYLE/       INVESTMENT OBJECTIVES/POLICIES            PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUB-ADVISOR
    ------------------------------------------------------------------------
      ASSET     AST First Trust Balanced Target        First Trust Advisors
     ALLOCA     Portfolio: seeks long-term capital            L.P.
      TION/     growth balanced by current income.
     BALANCED   The Portfolio seeks to achieve its
                objective by investing approximately
                65% in common stocks and
                approximately 35% in fixed income
                securities. The Portfolio allocates
                the equity portion of the portfolio
                across five uniquely specialized
                strategies - The Dow(R) Target
                Dividend, the Value Line(R) Target
                25, the Global Dividend Target 15,
                the NYSE(R) International Target 25,
                and the Target Small Cap. Each
                strategy employs a quantitative
                approach by screening common stocks
                for certain attributes and/or using
                a multi-factor scoring system to
                select the common stocks. The fixed
                income allocation is determined by
                the Dow Jones Income strategy which
                utilizes certain screens to select
                bonds from the Dow Jones Corporate
                Bond Index or like-bonds not in the
                index.
    ------------------------------------------------------------------------
      ASSET     AST First Trust Capital Appreciation   First Trust Advisors
     ALLOCA     Target Portfolio: seeks long-term             L.P.
      TION/     capital growth. The Portfolio seeks
     BALANCED   to achieve its objective by
                investing approximately 80% in
                common stocks and 20% in fixed
                income securities. The portfolio
                allocates the equity portion of the
                portfolio across five uniquely
                specialized strategies - the Value
                Line(R) Target 25, the Global
                Dividend Target 15, the Target Small
                Cap, the Nasdaq(R) Target 15, and
                the NYSE(R) International Target 25.
                Each strategy employs a quantitative
                approach by screening common stocks
                for certain attributes and/or using
                a multi-factor scoring system to
                select the common stocks. The fixed
                income allocation is determined by
                the Dow Jones Income strategy which
                utilizes certain screens to select
                bonds from the Dow Jones Corporate
                Bond Index or like-bonds not in the
                index.
    ------------------------------------------------------------------------
      LARGE     AST Goldman Sachs Concentrated            Goldman Sachs
       CAP      Growth Portfolio: seeks long-term       Asset Management,
     GROWTH     growth of capital. The Portfolio              L.P.
                will pursue its objective by
                investing primarily in equity
                securities of companies that the
                subadviser believes have the
                potential to achieve capital
                appreciation over the long-term. The
                Portfolio seeks to achieve its
                investment objective by investing,
                under normal circumstances, in
                approximately 30 - 45 companies that
                are considered by the subadviser to
                be positioned for long-term growth.
    ------------------------------------------------------------------------
     MID CAP    AST Goldman Sachs Mid-Cap Growth          Goldman Sachs
     GROWTH     Portfolio: seeks long-term capital      Asset Management,
                growth. The Portfolio pursues its             L.P.
                investment objective, by investing
                primarily in equity securities
                selected for their growth potential,
                and normally invests at least 80% of
                the value of its assets in
                medium-sized companies. Medium-sized
                companies are those whose market
                capitalizations (measured at the
                time of investment) fall within the
                range of companies in the Russell
                Mid-cap Growth Index. The subadviser
                seeks to identify individual
                companies with earnings growth
                potential that may not be recognized
                by the market at large.
    ------------------------------------------------------------------------
      FIXED     AST High Yield Portfolio: seeks        Pacific Investment
     INCOME     maximum total return, consistent           Management
                with preservation of capital and           Company LLC
                prudent investment management. The           (PIMCO)
                Portfolio invests, under normal
                circumstances, at least 80% of its
                net assets plus any borrowings for
                investment purposes (measured at
                time of purchase) in high yield,
                fixed-income securities that, at the
                time of purchase, are non-investment
                grade securities. Such securities
                are commonly referred to as "junk
                bonds".
    ------------------------------------------------------------------------
      FIXED     AST Investment Grade Bond Portfolio:       Prudential
     INCOME     seeks the highest potential total          Investment
                return consistent with its specified    Management, Inc.
                level of risk tolerance to meet the
                parameters established to support
                the Highest Daily Lifetime Seven
                benefits and maintain liquidity to
                support changes in market conditions
                for a fixed duration (weighted
                average maturity) of about 6 years.
                Please note that you may not make
                purchase payments to this Portfolio,
                and that this Portfolio is available
                only with certain living benefits.
    ------------------------------------------------------------------------
      INTER     AST JPMorgan International Equity          J.P. Morgan
     NATIONAL   Portfolio: seeks long-term capital         Investment
     EQUITY     growth by investing in a diversified    Management, Inc.
                portfolio of international equity
                securities. The Portfolio seeks to
                meet its objective by investing,
                under normal market conditions, at
                least 80% of its assets in a
                diversified portfolio of equity
                securities of companies located or
                operating in developed non-U.S.
                countries and emerging markets of
                the world. The equity securities
                will ordinarily be traded on a
                recognized foreign securities
                exchange or traded in a foreign
                over-the-counter market in the
                country where the issuer is
                principally based, but may also be
                traded in other countries including
                the United States.
    ------------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

    -----------------------------------------------------------------------
     STYLE/       INVESTMENT OBJECTIVES/POLICIES            PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUB-ADVISOR
    -----------------------------------------------------------------------
      LARGE     AST Large-Cap Value Portfolio: seeks      Dreman Value
       CAP      current income and long-term growth      Management LLC;
      VALUE     of income, as well as capital           Hotchkis and Wiley
                appreciation. The Portfolio invests,         Capital
                under normal circumstances, at least     Management LLC;
                80% of its net assets in common            J.P. Morgan
                stocks of large capitalization             Investment
                companies. Large capitalization         Management, Inc.
                companies are those companies with
                market capitalizations within the
                market capitalization range of the
                Russell 1000 Value Index.
    -----------------------------------------------------------------------
      FIXED     AST Lord Abbett Bond-Debenture          Lord, Abbett & Co.
     INCOME     Portfolio: seeks high current income           LLC
                and the opportunity for capital
                appreciation to produce a high total
                return. The Portfolio invests, under
                normal circumstances, at least 80%
                of the value of its assets in fixed
                income securities. The Portfolio
                allocates its assets principally
                among fixed income securities in
                four market sectors: U.S. investment
                grade securities, U.S. high yield
                securities, foreign securities
                (including emerging market
                securities) and convertible
                securities. Under normal
                circumstances, the Portfolio invests
                in each of the four sectors
                described above. However, the
                Portfolio may invest substantially
                all of its assets in any one sector
                at any time, subject to the
                limitation that at least 20% of the
                Portfolio's net assets must be
                invested in any combination of
                investment grade debt securities,
                U.S. Government securities and cash
                equivalents. The Portfolio may also
                make significant investments in
                mortgage-backed securities. Although
                the Portfolio expects to maintain a
                weighted average maturity in the
                range of five to twelve years, there
                are no restrictions on the overall
                Portfolio or on individual
                securities. The Portfolio may invest
                up to 20% of its net assets in
                equity securities.
    -----------------------------------------------------------------------
      LARGE     AST Marsico Capital Growth               Marsico Capital
       CAP      Portfolio: seeks capital growth.         Management, LLC
     GROWTH     Income realization is not an
                investment objective and any income
                realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in common stocks of large companies
                that are selected for their growth
                potential. Large capitalization
                companies are companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Growth Index. In selecting
                investments for the Portfolio, the
                subadviser uses an approach that
                combines "top down" macroeconomic
                analysis with "bottom up" stock
                selection. The "top down" approach
                identifies sectors, industries and
                companies that may benefit from the
                trends the subadviser has observed.
                The subadviser then looks for
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large,
                utilizing a "bottom up" stock
                selection process. The Portfolio
                will normally hold a core position
                of between 35 and 50 common stocks.
                The Portfolio may hold a limited
                number of additional common stocks
                at times when the Portfolio manager
                is accumulating new positions,
                phasing out existing or responding
                to exceptional market conditions.
    -----------------------------------------------------------------------
      INTER     AST MFS Global Equity Portfolio:          Massachusetts
     NATIONAL   seeks capital growth. Under normal      Financial Services
     EQUITY     circumstances the Portfolio invests          Company
                at least 80% of its assets in equity
                securities. The Portfolio will
                invest in the securities of U.S. and
                foreign issuers (including issuers
                in emerging market countries). While
                the portfolio may invest its assets
                in companies of any size, the
                Portfolio generally focuses on
                companies with relatively large
                market capitalizations relative to
                the markets in which they are traded.
    -----------------------------------------------------------------------
      LARGE     AST MFS Growth Portfolio: seeks           Massachusetts
       CAP      long-term capital growth and future,    Financial Services
     GROWTH     rather than current income. Under            Company
                normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in common stocks and
                related securities, such as
                preferred stocks, convertible
                securities and depositary receipts,
                of companies that the subadviser
                believes offer better than average
                prospects for long-term growth. The
                subadviser uses a "bottom up" as
                opposed to a "top down" investment
                style in managing the Portfolio.
    -----------------------------------------------------------------------

     ----------------------------------------------------------------------
      STYLE/       INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
     ----------------------------------------------------------------------
      MID CAP    AST Mid Cap Value Portfolio: seeks     EARNEST Partners
       VALUE     to provide capital growth by              LLC; WEDGE
                 investing primarily in                      Capital
                 mid-capitalization stocks that          Management, LLP
                 appear to be undervalued. The
                 Portfolio generally invests, under
                 normal circumstances, at least 80%
                 of the value of its net assets in
                 mid-capitalization companies.
                 Mid-capitalization companies are
                 generally those that have market
                 capitalizations, at the time of
                 purchase, within the market
                 capitalization range of companies
                 included in the Russell Midcap Value
                 Index during the previous 12-months
                 based on month-end data.
     ----------------------------------------------------------------------
      MID CAP    AST Neuberger Berman Mid-Cap Growth    Neuberger Berman
      GROWTH     Portfolio: seeks capital growth.        Management Inc.
                 Under normal market conditions, the
                 Portfolio invests at least 80% of
                 its net assets in the common stocks
                 of mid-capitalization companies.
                 Mid-capitalization companies are
                 those companies whose market
                 capitalization is within the range
                 of market capitalizations of
                 companies in the Russell Midcap(R)
                 Growth Index. Using fundamental
                 research and quantitative analysis,
                 the subadviser looks for
                 fast-growing companies that are in
                 new or rapidly evolving industries.
     ----------------------------------------------------------------------
      MID CAP    AST Neuberger Berman Mid-Cap Value     Neuberger Berman
       VALUE     Portfolio: seeks capital growth.        Management Inc.
                 Under normal market conditions, the
                 Portfolio invests at least 80% of
                 its net assets in the common stocks
                 of medium capitalization companies.
                 For purposes of the Portfolio,
                 companies with market
                 capitalizations that fall within the
                 range of the Russell Midcap(R) Index
                 at the time of investment are
                 considered medium capitalization
                 companies. Some of the Portfolio's
                 assets may be invested in the
                 securities of large-cap companies as
                 well as in small-cap companies.
                 Under the Portfolio's value-oriented
                 investment approach, the subadviser
                 looks for well-managed companies
                 whose stock prices are undervalued
                 and that may rise in price before
                 other investors realize their worth.
     ----------------------------------------------------------------------
       SMALL     AST Neuberger Berman Small-Cap         Neuberger Berman
        CAP      Growth Portfolio: seeks maximum         Management Inc.
      GROWTH     growth of investors' capital from a
                 portfolio of growth stocks of
                 smaller companies. The Portfolio
                 pursues its objective, under normal
                 circumstances, by primarily
                 investing at least 80% of its total
                 assets in the equity securities of
                 small-sized companies included in
                 the Russell 2000 Growth(R) Index.
     ----------------------------------------------------------------------
       ASSET     AST Niemann Capital Growth Asset        Neimann Capital
      ALLOCA     Allocation Portfolio: seeks the         Management Inc.
       TION/     highest potential total return
      GROWTH     consistent with its specified level
                 of risk tolerance. Under normal
                 circumstances, at least 90% of the
                 Portfolio's assets will be invested
                 in other portfolios of Advanced
                 Series Trust (the underlying
                 portfolios) while no more than 10%
                 of the Portfolio's assets may be
                 invested in exchange traded funds
                 (ETFs). Under normal market
                 conditions, the Portfolio will
                 devote from 60% to 80% of its net
                 assets to underlying portfolios and
                 ETFs investing primarily in equity
                 securities, and from 20% to 40% of
                 its net assets to underlying
                 portfolios and ETFs investing
                 primarily in debt securities and
                 money market instruments.
     ----------------------------------------------------------------------
       FIXED     AST PIMCO Limited Maturity Bond        Pacific Investment
      INCOME     Portfolio: seeks to maximize total        Management
                 return consistent with preservation       Company LLC
                 of capital and prudent investment           (PIMCO)
                 management. The Portfolio will
                 invest in a portfolio of
                 fixed-income investment instruments
                 of varying maturities. The average
                 portfolio duration of the Portfolio
                 generally will vary within a one- to
                 three-year time frame based on the
                 subadviser's forecast for interest
                 rates.
     ----------------------------------------------------------------------
       ASSET     AST Preservation Asset Allocation       AST Investment
      ALLOCA     Portfolio: seeks the highest           Services, Inc. &
       TION/     potential total return consistent         Prudential
      BALANCED   with its specified level of risk       Investments LLC/
                 tolerance. The Portfolio will invest      Prudential
                 its assets in several other Advanced    Investments LLC
                 Series Trust Portfolios. Under
                 normal market conditions, the
                 Portfolio will devote approximately
                 35% of its net assets to underlying
                 portfolios investing primarily in
                 equity securities (with a range of
                 27.5% to 42.5%), and 65% of its net
                 assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments (with a range of 57.5%
                 to 72.5%.
     ----------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

    -----------------------------------------------------------------------
     STYLE/       INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
      LARGE     AST QMA US Equity Portfolio               Quantitative
       CAP      (formerly known as AST                     Management
      BLEND     AllianceBernstein Managed Index 500      Associates LLC
                Portfolio): seeks to produce returns
                that exceed those of the benchmark.
                The portfolio utilizes a long/short
                investment strategy and will
                normally invest at least 80% of its
                net assets plus borrowings in equity
                and equity related securities of
                issuers traded on a securities
                exchange or market in the US. The
                benchmark index is the Russell
                1000(R) which is comprised of stocks
                representing more than 90% of the
                market cap of the US market and
                includes the largest 1000 securities
                in the Russell 3000(R) index.
    -----------------------------------------------------------------------
      SMALL     AST Small-Cap Growth Portfolio:           Eagle Asset
       CAP      seeks long-term capital growth. The       Management;
     GROWTH     Portfolio pursues its objective by      Neuberger Berman
                investing, under normal                 Management Inc.
                circumstances, at least 80% of the
                value of its assets in
                small-capitalization companies.
                Small-capitalization companies are
                those companies with a market
                capitalization, at the time of
                purchase, no larger than the largest
                capitalized company included in the
                Russell 2000(R) Index at the time of
                the Portfolio's investment.
    -----------------------------------------------------------------------
      SMALL     AST Small-Cap Value Portfolio: seeks      ClearBridge
       CAP      to provide long-term capital growth      Advisors, LLC;
      VALUE     by investing primarily in                 Dreman Value
                small-capitalization stocks that        Management LLC;
                appear to be undervalued. The             J.P. Morgan
                Portfolio invests, under normal            Investment
                circumstances, at least 80% of the     Management, Inc.;
                value of its net assets in small           Lee Munder
                capitalization stocks. Small            Investments, Ltd
                capitalization stocks are the stocks
                of companies with market
                capitalization that are within the
                market capitalization range of the
                Russell 2000(R) Value Index.
    -----------------------------------------------------------------------
      ASSET     AST T. Rowe Price Asset Allocation       T. Rowe Price
     ALLOCA     Portfolio: seeks a high level of        Associates, Inc.
      TION/     total return by investing primarily
     BALANCED   in a diversified portfolio of fixed
                income and equity securities. The
                Portfolio normally invests
                approximately 60% of its total
                assets in equity securities and 40%
                in fixed income securities. This mix
                may vary depending on the
                subadviser's outlook for the
                markets. The subadviser concentrates
                common stock investments in larger,
                more established companies, but the
                Portfolio may include small and
                medium-sized companies with good
                growth prospects. The fixed income
                portion of the Portfolio will be
                allocated among investment grade
                securities, high yield or "junk"
                bonds, emerging market securities,
                foreign high quality debt securities
                and cash reserves.
    -----------------------------------------------------------------------
      FIXED     AST T. Rowe Price Global Bond            T. Rowe Price
     INCOME     Portfolio: seeks to provide high       International, Inc.
                current income and capital growth by
                investing in high-quality foreign
                and U.S. dollar-denominated bonds.
                The Portfolio will invest at least
                80% of its total assets in fixed
                income securities. The Portfolio
                invests in all types of bonds,
                including those issued or guaranteed
                by U.S. or foreign governments or
                their agencies and by foreign
                authorities, provinces and
                municipalities as well as investment
                grade corporate bonds, mortgage and
                asset-backed securities, and
                high-yield bonds of U.S. and foreign
                issuers. The Portfolio generally
                invests in countries where the
                combination of fixed-income returns
                and currency exchange rates appears
                attractive, or, if the currency
                trend is unfavorable, where the
                subadviser believes that the
                currency risk can be minimized
                through hedging. The Portfolio may
                also invest up to 20% of its assets
                in the aggregate in below
                investment-grade, high-risk bonds
                ("junk bonds"). In addition, the
                Portfolio may invest up to 30% of
                its assets in mortgage-related
                (including mortgage dollar rolls and
                derivatives, such as collateralized
                mortgage obligations and stripped
                mortgage securities) and
                asset-backed securities.
    -----------------------------------------------------------------------
      LARGE     AST T. Rowe Price Large-Cap Growth       T. Rowe Price
       CAP      Portfolio: seeks long-term growth of    Associates, Inc.
     GROWTH     capital by investing predominantly
                in the equity securities of a
                limited number of large, carefully
                selected, high-quality U.S.
                companies that are judged likely to
                achieve superior earnings growth.
                The Portfolio takes a growth
                approach to investment selection and
                normally invests at least 80% of its
                net assets in the common stocks of
                large companies. Large companies are
                defined as those whose market cap is
                larger than the median market cap of
                companies in the Russell 1000 Growth
                Index as of the time of purchase.
    -----------------------------------------------------------------------

    ------------------------------------------------------------------------
      STYLE/       INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
    ------------------------------------------------------------------------
     SPECIALTY   AST T. Rowe Price Natural Resources      T. Rowe Price
                 Portfolio: seeks long-term capital      Associates, Inc.
                 growth primarily through the common
                 stocks of companies that own or
                 develop natural resources (such as
                 energy products, precious metals and
                 forest products) and other basic
                 commodities. The Portfolio invests,
                 under normal circumstances, at least
                 80% of the value of its assts in
                 natural resource companies. The
                 Portfolio may also invest in
                 non-resource companies with the
                 potential for growth. The Portfolio
                 looks for companies that have the
                 ability to expand production, to
                 maintain superior exploration
                 programs and production facilities,
                 and the potential to accumulate new
                 resources. Although at least 50% of
                 Portfolio assets will be invested in
                 U.S. securities, up to 50% of total
                 assets also may be invested in
                 foreign securities.
    ------------------------------------------------------------------------
      ASSET      AST UBS Dynamic Alpha Portfolio:        UBS Global Asset
      ALLOCA     seeks to maximize total return,            Management
      TION/      consisting of capital appreciation      (Americas) Inc.
     BALANCED    and current income. The Portfolio
                 invests in securities and financial
                 instruments to gain exposure to
                 global equity, global fixed income
                 and cash equivalent markets,
                 including global currencies. The
                 Portfolio may invest in equity and
                 fixed income securities of issuers
                 located within and outside the
                 United States or in open-end
                 investment companies advised by UBS
                 Global Asset Management (Americas)
                 Inc., the Portfolio's subadviser, to
                 gain exposure to certain global
                 equity and global fixed income
                 markets.
    ------------------------------------------------------------------------
      FIXED      AST Western Asset Core Plus Bond         Western Asset
      INCOME     Portfolio: seeks to maximize total         Management
                 return, consistent with prudent             Company
                 investment management and liquidity
                 needs, by investing to obtain its
                 average specified duration. The
                 Portfolio's current target average
                 duration is generally 2.5 to 7
                 years. The Portfolio pursues this
                 objective by investing in all major
                 fixed income sectors with a bias
                 towards non-Treasuries.
    ------------------------------------------------------------------------
                      THE PRUDENTIAL SERIES FUND
    ------------------------------------------------------------------------
      LARGE      Equity Portfolio: seeks long-term         ClearBridge
       CAP       growth of capital. The Portfolio         Advisors, LLC;
      BLEND      invests at least 80% of its            Jennison Associates
                 investable assets in common stocks            LLC
                 of major established corporations as
                 well as smaller companies that the
                 subadvisers believe offer attractive
                 prospects of appreciation.
    ------------------------------------------------------------------------
      INTER      Global Portfolio: seeks long-term          LSV Asset
     NATIONAL    growth of capital. The Portfolio          Management;
      EQUITY     invests primarily in common stocks      Marsico Capital
                 (and their equivalents) of foreign      Management, LLC;
                 and U.S. companies. Each subadviser      T. Rowe Price
                 for the Portfolio generally will use   Associates, Inc.;
                 either a "growth" approach or a         William Blair &
                 "value" approach in selecting either      Company, LLC
                 foreign or U.S. common stocks.
    ------------------------------------------------------------------------
      LARGE      Jennison Portfolio: seeks long-term    Jennison Associates
       CAP       growth of capital. The Portfolio              LLC
      GROWTH     invests primarily in equity
                 securities of major, established
                 corporations that the subadviser
                 believes offer above-average growth
                 prospects. The Portfolio may invest
                 up to 30% of its total assets in
                 foreign securities. Stocks are
                 selected on a company-by-company
                 basis using fundamental analysis.
                 Normally 65% of the Portfolio's
                 total assets are invested in equity
                 and equity- related securities of
                 companies with capitalization in
                 excess of $1 billion.
    ------------------------------------------------------------------------
      FIXED      Money Market Portfolio: seeks              Prudential
      INCOME     maximum current income consistent          Investment
                 with the stability of capital and       Management, Inc.
                 the maintenance of liquidity. The
                 Portfolio invests in high-quality
                 short-term money market instruments
                 issued by the U.S. Government or its
                 agencies, as well as by corporations
                 and banks, both domestic and
                 foreign. The Portfolio will invest
                 only in instruments that mature in
                 thirteen months or less, and which
                 are denominated in U.S. dollars.
    ------------------------------------------------------------------------
      ASSET      SP Aggressive Growth Asset                 Prudential
      ALLOCA     Allocation Portfolio: seeks to          Investments LLC
      TION/      obtain the highest potential total
     BALANCED    return consistent with the specified
                 level of risk tolerance. The
                 Portfolio may invest in any other
                 Portfolio of the Fund (other than
                 another SP Asset Allocation
                 Portfolio), the AST Marsico Capital
                 Growth Portfolio of Advanced Series
                 Trust (AST), and the AST
                 International Value Portfolio of AST
                 (the Underlying Portfolios). Under
                 normal circumstances, the Portfolio
                 generally will focus on equity
                 Underlying Portfolios but will also
                 invest in fixed-income Underlying
                 Portfolios.
    ------------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

      --------------------------------------------------------------------
       STYLE/       INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
        TYPE                                                ADVISOR/
                                                           SUB-ADVISOR
      --------------------------------------------------------------------
        ASSET     SP Balanced Asset Allocation             Prudential
       ALLOCA     Portfolio: seeks to obtain the         Investments LLC
        TION/     highest potential total return
       BALANCED   consistent with the specified level
                  of risk tolerance. The Portfolio may
                  invest in any other Portfolio of the
                  Fund (other than another SP Asset
                  Allocation Portfolio), the AST
                  Marsico Capital Growth Portfolio of
                  Advanced Series Trust (AST), and the
                  AST International Value Portfolio of
                  AST (the Underlying Portfolios). The
                  Portfolio will invest in equity and
                  fixed-income Underlying Portfolios.
      --------------------------------------------------------------------
        ASSET     SP Conservative Asset Allocation         Prudential
       ALLOCA     Portfolio: seeks to obtain the         Investments LLC
        TION/     highest potential total return
       BALANCED   consistent with the specified level
                  of risk tolerance. The Portfolio may
                  invest in any other Portfolio of the
                  Fund (other than another SP Asset
                  Allocation Portfolio), the AST
                  Marsico Capital Growth Portfolio of
                  Advanced Series Trust (AST), and the
                  AST International Value Portfolio of
                  AST (the Underlying Portfolios).
                  Under normal circumstances, the
                  Portfolio generally will focus on
                  fixed-income Underlying Portfolios
                  but will also invest in equity
                  Underlying Portfolios.
      --------------------------------------------------------------------
        LARGE     SP Davis Value Portfolio: seeks        Davis Selected
         CAP      growth of capital. The Portfolio       Advisers, L.P.
        VALUE     invests primarily in common stocks
                  of U.S. companies with market
                  capitalizations within the market
                  capitalization range of the Russell
                  1000 Value Index. It may also invest
                  in stocks of foreign companies and
                  U.S. companies with smaller
                  capitalizations. The subadviser
                  attempts to select common stocks of
                  businesses that possess
                  characteristics that the subadviser
                  believe foster the creation of
                  long-term value, such as proven
                  management, a durable franchise and
                  business model, and sustainable
                  competitive advantages. The
                  subadviser aims to invest in such
                  businesses when they are trading at
                  a discount to their intrinsic worth.
                  There is a risk that "value" stocks
                  can perform differently from the
                  market as a whole and other types of
                  stocks and can continue to be
                  undervalued by the markets for long
                  periods of time.
      --------------------------------------------------------------------
        ASSET     SP Growth Asset Allocation               Prudential
       ALLOCA     Portfolio: seeks to obtain the         Investments LLC
        TION/     highest potential total return
       BALANCED   consistent with the specified level
                  of risk tolerance. The Portfolio may
                  invest in any other Portfolio of the
                  Fund (other than another SP Asset
                  Allocation Portfolio), the AST
                  Marsico Capital Growth Portfolio of
                  Advanced Series Trust (AST), and the
                  AST International Value Portfolio of
                  AST (the Underlying Portfolios).
                  Under normal circumstances, the
                  Portfolio generally will focus on
                  equity Underlying Portfolios but
                  will also invest in fixed-income
                  Underlying Portfolios.
      --------------------------------------------------------------------
        INTER     SP International Growth Portfolio:     Marsico Capital
       NATIONAL   seeks long-term capital                Management, LLC;
       EQUITY     appreciation. The Portfolio invests    William Blair &
                  primarily in equity-related             Company, LLC.
                  securities of foreign issuers. The
                  Portfolio invests primarily in the
                  common stock of large and
                  medium-sized foreign companies,
                  although it may also invest in
                  companies of all sizes. Under normal
                  circumstances, the Portfolio invests
                  at least 65% of its total assets in
                  common stock of foreign companies
                  operating or based in at least five
                  different countries, which may
                  include countries with emerging
                  markets. The Portfolio looks
                  primarily for stocks of companies
                  whose earnings are growing at a
                  faster rate than other companies or
                  which offer attractive growth
                  potential.
      --------------------------------------------------------------------
        INTER     SP International Value Portfolio:         LSV Asset
       NATIONAL   seeks long-term capital                  Management;
       EQUITY     appreciation. The Portfolio normally      Thornburg
                  invests at least 80% of the              Investment
                  Portfolio's assets in equity           Management, Inc.
                  securities. The Portfolio will
                  invest at least 65% of its net
                  assets in the equity securities of
                  companies in at least three
                  different countries, without limit
                  as to the amount of assets that may
                  be invested in a single country.
      --------------------------------------------------------------------

    -----------------------------------------------------------------------
     STYLE/      INVESTMENT OBJECTIVES/POLICIES            PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
     MID CAP   SP Mid Cap Growth Portfolio: seeks       Neuberger Berman
     GROWTH    long-term growth of capital. The         Management Inc.
               Portfolio normally invests at least
               80% of investable assets in common
               stocks and related securities, such
               as preferred stocks, convertible
               securities and depositary receipts
               of companies with medium market
               capitalizations, which the
               subadviser believes have
               above-average growth potential. The
               Portfolio generally defines medium
               market capitalization companies as
               those companies with market
               capitalizations within the market
               capitalization range of the Russell
               Mid Cap Growth(R) Index. The
               Portfolio's investments may include
               securities listed on a securities
               exchange or traded in the
               over-the-counter markets. The
               subadviser uses a bottom-up and
               top-down analysis in managing the
               Portfolio. This means that
               securities are selected based upon
               fundamental analysis, as well as a
               top-down approach to diversification
               by industry and company, and by
               paying attention to macro-level
               investment themes. The Portfolio may
               invest in foreign securities
               (including emerging markets
               securities).
    -----------------------------------------------------------------------
     FIXED     SP PIMCO High Yield Portfolio: seeks    Pacific Investment
     INCOME    to maximize total return consistent         Management
               with preservation of capital and           Company LLC
               prudent investment management. The           (PIMCO)
               Portfolio normally invests at least
               80% of its investable assets in a
               diversified portfolio of
               high-yield/high-risk debt securities
               rated below high grade but rated at
               least CCC by Moody's Investor
               Services, Inc. or equivalently rated
               by Standard & Poor's Rating Group or
               fitch, or, if unrated, determined by
               the subadviser to be of comparable
               quality.
    -----------------------------------------------------------------------
     FIXED     SP PIMCO Total Return Portfolio:        Pacific Investment
     INCOME    seeks to maximize total return              Management
               consistent with preservation of            Company LLC
               capital and prudent investment               (PIMCO)
               management. The Portfolio will
               invest in a diversified portfolio of
               fixed-income investment instruments
               of varying maturities.
    -----------------------------------------------------------------------
     MID CAP   SP Prudential U.S. Emerging Growth      Jennison Associates
     GROWTH    Portfolio: seeks long-term capital             LLC
               appreciation. The Portfolio normally
               invests at least 80% of investable
               assets in equity securities of small
               and medium sized U.S. companies that
               the subadviser believes have the
               potential for above-average earnings
               growth. The subadviser seeks to
               invest in companies that it believes
               are poised to benefit from an
               acceleration of growth or an
               inflection point in a company's
               growth rate that is not currently
               reflected in the stock price. The
               team uses a research-intensive
               approach based on internally
               generated fundamental research.
    -----------------------------------------------------------------------
     SMALL     SP Small-Cap Value Portfolio: seeks        ClearBridge
      CAP      long-term capital appreciation. The       Advisors, LLC;
     VALUE     Portfolio normally invests at least       Goldman Sachs
               80% its net assets plus borrowings      Asset Management,
               for investment purposes in the                 L.P.
               equity securities of small
               capitalization companies. The
               Portfolio generally defines small
               capitalization companies as those
               companies with market capitalization
               within the market capitalization
               range of the Russell 2000 Value
               Index. The Portfolio focuses on
               equity securities that are believed
               to be undervalued in the marketplace.
    -----------------------------------------------------------------------
     LARGE     SP Strategic Partners Focused Growth    AllianceBernstein
      CAP      Portfolio: seeks long-term growth of      L.P.; Jennison
     GROWTH    capital. The Portfolio normally           Associates LLC
               invests at least 65% of total assets
               in equity-related securities of U.S.
               companies that the subadvisers
               believe to have strong capital
               appreciation potential. The
               Portfolio's strategy is to combine
               the efforts of two subadvisers and
               to invest in the favorite stock
               selection ideas of three portfolio
               managers (two of whom invest as a
               team). Each subadviser to the
               Portfolio utilizes a growth style:
               Jennison selects approximately 20
               securities and AllianceBernstein
               selects approximately 30 securities.
               The portfolio managers build a
               portfolio with stocks in which they
               have the highest confidence and may
               invest more than 5% of the
               Portfolio's assets in any one
               issuer. The Portfolio is
               nondiversified, meaning it can
               invest a relatively high percentage
               of its assets in a small number of
               issuers. Investing in a
               nondiversified portfolio,
               particularly a portfolio investing
               in approximately 50 equity-related
               securities, involves greater risk
               than investing in a diversified
               portfolio because a loss resulting
               from the decline in the value of one
               security may represent a greater
               portion of the total assets of a
               nondiversified portfolio.
    -----------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

    -----------------------------------------------------------------------
     STYLE/       INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
      LARGE     Stock Index Portfolio: seeks              Quantitative
       CAP      investment results that generally          Management
      BLEND     correspond to the performance of         Associates LLC
                publicly-traded common stocks. With
                the price and yield performance of
                the Standard & Poor's 500 Composite
                Stock Price Index (S&P 500) as the
                benchmark, the Portfolio normally
                invests at least 80% of investable
                assets in S&P 500 stocks. The
                S&P 500 represents more than 70% of
                the total market value of all
                publicly-traded common stocks and is
                widely viewed as representative of
                publicly-traded common stocks as a
                whole. The Portfolio is not
                "managed" in the traditional sense
                of using market and economic
                analyses to select stocks. Rather,
                the portfolio manager purchases
                stocks in proportion to their
                weighting in the S&P 500.
    -----------------------------------------------------------------------
      LARGE     Value Portfolio: seeks capital         Jennison Associates
       CAP      appreciation. The Portfolio invests           LLC
      VALUE     primarily in common stocks that the
                subadviser believes are undervalued
                - those stocks that are trading
                below their underlying asset value,
                cash generating ability and overall
                earnings and earnings growth. There
                is a risk that "value" stocks can
                perform differently from the market
                as a whole and other types of stocks
                and can continue to be undervalued
                by the markets for long periods of
                time. Normally at least 65% of the
                Portfolio's total assets is invested
                in the common stock and convertible
                securities of companies that the
                subadviser believes will provide
                investment returns above those of
                the Russell 1000(R) Value Index and,
                over the long term, the S&P 500
                Index. Most of the investments will
                be securities of large
                capitalization companies. The
                Portfolio may invest up to 25% of
                its total assets in real estate
                investment trusts (REITs) and up to
                30% of its total assets in foreign
                securities.
    -----------------------------------------------------------------------
                NATIONWIDE VARIABLE INSURANCE TRUST
    -----------------------------------------------------------------------
      INTER     Gartmore NVIT Developing Markets         NWD Management
     NATIONAL   Fund: seeks long-term capital          & Research Trust/
     EQUITY     appreciation, under normal              Gartmore Global
                conditions by investing at least 80%        Partners
                of the value of its net assets in
                equity securities of companies of
                any size based in the world's
                developing market countries. Under
                normal market conditions,
                investments are maintained in at
                least six countries at all times
                with no more than 35% of the value
                of its net assets invested in
                securities of any one country.
    -----------------------------------------------------------------------
                         JANUS ASPEN SERIES
    -----------------------------------------------------------------------
      LARGE     Janus Aspen Series: Large Cap Growth     Janus Capital
       CAP      Portfolio - Service Shares: seeks        Management LLC
     GROWTH     long-term growth of capital in a
                manner consistent with the
                preservation of capital. The
                Portfolio invests under normal
                circumstances, at least 80% of its
                net assets in common stocks of
                large-sized companies. Large-sized
                companies are those whose market
                capitalizations fall within the
                range of companies in the Russell
                1000(R) Index at the time of
                purchase. The portfolio managers
                apply a "bottom up" approach in
                choosing investments. In other
                words, the portfolio managers look
                at companies one at a time to
                determine if a company is an
                attractive investment opportunity
                and if it is consistent with the
                Portfolio's investment policies. If
                the portfolio managers are unable to
                find such investments, the
                Portfolio's uninvested assets may be
                held in cash or similar investments,
                subject to the Portfolio's specific
                investment policies.

                Within the parameters of its
                specific investment policies, the
                Portfolio may invest in foreign
                equity and debt securities, which
                may include investments in emerging
                markets.

                The Portfolio may also lend
                portfolio securities on a short-term
                or long-term basis, up to one-third
                of its total assets.
    -----------------------------------------------------------------------

 "Dow Jones Industrial Average/SM/", "DJIA/SM/", "Dow Industrials/SM/", "The Dow/SM/", and the other Dow indices, are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust"). The portfolios are not endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

 "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust. The Portfolios are not sponsored, endorsed, managed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

 FIXED INTEREST RATE OPTIONS
 We offer two fixed interest rate options:
..   a one-year fixed interest rate option, and
..   a dollar cost averaging fixed rate option (DCA Fixed Rate Option).

 When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit. The interest rates we pay on the fixed interest rate options may be influenced by the asset-based charges assessed against the Separate Account.

 Payments allocated to the fixed interest rate options become part of Pruco Life's general assets. Please note that if you elect Highest Daily Lifetime Five, you cannot invest in either of these fixed interest rate options.

 One-Year Fixed Interest Rate Option
 We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each purchase payment allocated to this option for the first year after the payment. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.

 Dollar Cost Averaging Fixed Rate Option
 You may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option. Transfers to the one-year fixed interest rate option will remain in the general account.

 If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $2,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options, or to the one-year fixed interest rate option in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

 If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

 If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

 By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

 MARKET VALUE ADJUSTMENT OPTION
 Under the Market Value Adjustment Option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than the minimum interest rate dictated by applicable state law with respect to any guarantee period. We may offer fewer available guarantee periods in Contracts With Credit than in Contracts Without Credit. This option is not available for contracts issued in some states. Please see your contract. The Market Value Adjustment Option is registered separately from the variable investment options, and the amount of market value adjustment option securities registered is stated in that registration statement.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


 If amounts are withdrawn from a guarantee period, other than during the 30-day period immediately following the end of the guarantee period, they will be subject to a market value adjustment even if they are not subject to a withdrawal charge.

 You will earn interest on your invested purchase payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.

 We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest from the business day on which your purchase payment is received in good order at the Prudential Annuity Service Center until the earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of the value in the guarantee period,
 (e) payment of a death benefit, or (f) the date the amount is withdrawn.

 During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:

 (a) withdraw or transfer the value of the guarantee period,
 (b) allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or
 (c) apply the value in the guarantee period to the annuity or settlement option of your choice.

 If we do not receive instructions from you concerning the disposition of the Contract Value in your maturing guarantee period, we will reinvest the amount in the Prudential Money Market Portfolio investment option.

 During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) listed immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.

 Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed by us and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.

 Payments allocated to the market value adjustment option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life.

 Market Value Adjustment
 When you allocate a purchase payment or transfer Contract Value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected by changes in interest rates, among other factors. The market value adjustment that we assess against your Contract Value if you withdraw or transfer outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.

 For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive). For a partial withdrawal, we would deduct a negative market value adjustment from your remaining Contract Value. Conversely, if interest rates have decreased, the market value adjustment would be positive.

 Other things you should know about the market value adjustment include the following:
..   We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.
..   A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.

..   In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the Contract Value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above. The laws of certain states may prohibit us from imposing a market value adjustment on the annuity date.

 You should realize, however, that apart from the market value adjustment, the value of the benefit in your guarantee period does not depend on the investment performance of the bonds and other instruments that we hold with respect to your guarantee period. apart from the effect of any market value adjustment, we do not pass through to you the gains or losses on the bonds and other instruments that we hold in connection with a guarantee period.

 Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made. In addition, you can transfer your Contract Value out of a market value adjustment guarantee period into another market value adjustment guarantee period, into a variable investment option, or into a one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer Contract Value into the market value adjustment option at any time, provided it is at least $1,000.

 In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.

 With regard to the Market Value Adjustment Option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.

 YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

 During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. (As noted in the fee table, we have different transfer charges under the Beneficiary Continuation Option). Currently, we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto- Rebalancing transfers do not count toward the 12 free transfers per year.)

 For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

 ADDITIONAL TRANSFER RESTRICTIONS
 We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the sub-accounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

 Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

 In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

 would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund.
 In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each variable investment option (other than the Prudential
    Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.
..   The portfolios may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under
    SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide to the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the portfolio. In addition, you should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the portfolios.
..   A portfolio also may assess a short term trading fee in connection with a transfer out of the variable investment option investing in that portfolio that occurs within a certain number of days following the date of allocation to the variable investment option. Each portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the portfolio and is not retained by us. The fee will be deducted from your Contract Value, to the extent allowed by law. At present, no Portfolio has adopted a short-term trading fee.
..   If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.
..   We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

 Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

 DOLLAR COST AVERAGING
 The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment options or the one-year fixed interest rate option. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

 Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

 Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

 Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

 ASSET ALLOCATION PROGRAM
 We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

 Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

 AUTO-REBALANCING
 Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you have designated. The DCA account cannot participate in this feature.

 You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

 Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

 SCHEDULED TRANSACTIONS
 Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code of 1986, as amended (Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.

 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


 SUBSTITUTION
 We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION)

 PAYMENT PROVISIONS
 We can begin making annuity payments any time on or after the third contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date).

 Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.

 The Strategic Partners Annuity One 3 variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.

 Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years, Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years or longer or Option 2. For information about withdrawal charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?"

 Please note that annuitization essentially involves converting your Contract Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

 PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT
 We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE AN OPTIONAL LIFETIME WITHDRAWAL BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

 Option 1
 Annuity Payments for a Fixed Period: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

 Option 2
 Life Income Annuity Option: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

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 If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

 Option 3
 Interest Payment Option: Under this option, we will credit interest on the adjusted Contract Value until you request payment of all or part of the adjusted Contract Value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if you hold your contract in an IRA.

 Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part or all of the Contract Value that we are holding at any time.

 Other Annuity Options: We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

 TAX CONSIDERATIONS
 If your contract is held under a tax-favored plan, you should consider the required minimum distribution rules under the tax law when selecting your annuity option.

 GUARANTEED MINIMUM INCOME BENEFIT
 The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked. This feature may not be available in your state.

 The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested purchase payments and reduced by the effect of withdrawals.

 The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.
..   The annuitant must be 75 or younger in order for you to elect the
    Guaranteed Minimum Income Benefit.
..   If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value described below. The maximum GMIB charge is 1.00% of average GMIB protected value. Please note that the charge is calculated based on average GMIB protected value, not Contract Value. Thus, for example, the fee would not decline on account of a reduction in
    Contract Value. In some states this fee may be lower.
..   Under the contract terms governing the GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require GMIB participants to invest according to an asset allocation model.
..   TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A
    CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING
    PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7th CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET
    (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING
    WITH THE DATE OF THE MOST RECENT RESET. IN LIGHT OF THIS WAITING PERIOD
    UPON RESETS, IT IS NOT RECOMMENDED THAT YOU RESET YOUR GUARANTEED MINIMUM INCOME BENEFIT IF THE REQUIRED BEGINNING DATE UNDER IRS MINIMUM
    DISTRIBUTION REQUIREMENTS WOULD COMMENCE DURING THE 7 YEAR WAITING PERIOD. SEE "MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION" IN SECTION 10
    FOR ADDITIONAL INFORMATION ON IRS REQUIREMENTS.

 Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

 GMIB Roll-Up
 The GMIB roll-up is equal to the invested purchase payments (after a reset, the Contract Value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested purchase payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested purchase payment (for a reset, two times the sum of (1) the Contract Value at the time of the reset, and (2) any invested purchase payments made subsequent to the reset).


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 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION) continued

 Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:
..   the contract anniversary coinciding with or next following the annuitant's
    80th birthday,
..   the 7th contract anniversary, or
..   7 years from the most recent GMIB reset (as described below).

 However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested purchase payments, reduced proportionally by withdrawals.

 Effect of Withdrawals
 In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value calculated on the contract anniversary (or, during the first contract year, on the contract date). Any withdrawals made after the dollar-for-dollar limit has been reached will proportionally reduce the GMIB protected value. We calculate the proportional reduction by dividing the Contract Value after the withdrawal by the Contract Value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally. The GMIB roll-up cap is reduced by the sum of all reductions described above.

 The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are January 1, 2006; 2.) an initial purchase payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):

 Example 1. Dollar-for-Dollar Reduction
 A $10,000 withdrawal is taken on February 1, 2006 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   The GMIB protected value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).
..   The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-Dollar and Proportional Reductions
 A second $10,000 withdrawal is taken on March 1, 2006 (still within the first contract year). Immediately before the withdrawal, the Contract Value is $220,000 and the GMIB protected value is $241,941.95. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   The GMIB protected value is first reduced by the Remaining Limit (from
    $241,941.95 to $239,441.95).
..   The result is then further reduced by the ratio of A to B, where:
    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Contract Value less the Remaining Limit ($220,000 - $2,500, or
       $217,500). The resulting GMIB protected value is: $239,441.95 X (1 - ($7,500/$217,500)), or $231,185.33.
..   The GMIB 200% cap is reduced by the sum of all reductions above ($490,000 -
    $2,500 - $8,256.62, or $479,243.38).
..   The Remaining Limit is set to zero (0) for the balance of the first contract year.

 Example 3. Dollar-for-Dollar Limit in Second Contract Year
 A $10,000 withdrawal is made on the first anniversary of the contract date, January 1, 2007 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,837.69. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.88. As the amount withdrawn is less than the dollar-for-dollar limit:
..   The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,837.69 to $230,837.69).
..   The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $479,243.38 to $469,243.38).
..   The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.88 to $2,041.88).

 GMIB Reset Feature
 You may elect to "reset" your GMIB protected value to equal your current Contract Value twice over the life of the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76th birthday. If you reset, you must wait a new

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

 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.

 Payout Amount
 The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

 1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

 2) the adjusted Contract Value - that is, the value of the contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges - as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

 GMIB Annuity Payout Options
 We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a period certain of ten years. In calculating the amount of the payments under the GMIB, we apply certain assumed interest rates, equal to 2% annually for a waiting period of 7-9 years, and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).

 GMIB Option 1
 Single Life Payout Option: We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

 GMIB Option 2
 Joint Life Payout Option: In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

 You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the contract anniversary coinciding with or next following the annuitant's attainment of age 95 (age 92 for contracts used as a funding vehicle for IRAs).

 You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your Contract Value declines significantly due to negative investment performance. If your Contract Value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower Contract Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your Contract Value but at the annuity purchase rates guaranteed under the GMIB.

 Terminating the Guaranteed Minimum Income Benefit
 The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your Contract Value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.

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 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION) continued


 Upon termination of the GMIB, we will deduct the charge from your Contract Value for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year).

 HOW WE DETERMINE ANNUITY PAYMENTS
 Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted Contract Value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

 Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

 Fixed Period Annuities
 Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted Contract Value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

 Life Annuities
 There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:
..   The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

 Guaranteed and GMIB Annuity Payments
 Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

 1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either:
    (a)four years, for life annuities under the GMIB sold in contracts on or after January 20, 2004, or upon subsequent state approval or
    (b)two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB payments under contracts not described in (a) immediately above. For the reasons explained above in this section, the four year age reduction causes a greater reduction in the amount of the annuity payments than does the two-year age reduction.

 2. Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

 Current Annuity Payments
 Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

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

 4: WHAT IS THE DEATH BENEFIT?

 The Death Benefit Feature Protects the Contract Value for the Beneficiary.

 BENEFICIARY
 The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner or last survivor, if there are spousal joint owners, dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

 CALCULATION OF THE DEATH BENEFIT
 If the owner or joint owner dies during the accumulation phase, we will, upon receiving the appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the deceased owner or joint owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse on the date of death, then the surviving spouse may continue the contract under the Spousal Continuance Option. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then, at the death of the first to die, the death benefit will be paid to the surviving owner or the surviving owner may continue the contract under the Spousal Continuance Option.

 Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

 1) The current Contract Value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made within one year of death. We impose no market value adjustment on Contract Value held within the market value adjustment option when a death benefit is paid.

 2) Either the base death benefit, which equals the total invested purchase payments you have made proportionally reduced by any withdrawals, or,
    (i)if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value or
   (ii)if you have chosen the Highest Daily Value Death Benefit, a death benefit equal to the highest daily value (computed as described below in this section).

 GUARANTEED MINIMUM DEATH BENEFIT
 The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase. You cannot elect a GMDB option if you choose the Highest Daily Value Death Benefit.

 The GMDB protected value option can be equal to the:
..   GMDB roll-up,
..   GMDB step-up, or
..   Greater of the GMDB roll-up and the GMDB step-up.

 The GMDB protected value is calculated daily.

 GMDB Roll-Up
 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 5% starting on the date that each invested purchase payment is made. The GMDB roll-up value will increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

 We stop increasing the GMDB roll-up by the effective annual interest rate on the later of:
..   the contract anniversary coinciding with or next following the sole owner's or older owner's 80th birthday, or
..   the 5th contract anniversary.

 However, the GMDB protected value will still increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

 Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 5% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 5%.

 4: WHAT IS THE DEATH BENEFIT? continued


 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 3% of all invested purchase payments, starting on the date that each invested purchase payment is made. We will increase the GMDB roll-up by subsequent invested purchase payments and reduce it by the effect of withdrawals.

 We stop increasing the GMDB roll-up by the effective annual interest rate on the 5th contract anniversary. However we will continue to reduce the GMDB protected value by the effect of withdrawals.

 Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 3% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 3%.

 GMDB Step-Up
 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested purchase payment increased by subsequent invested purchase payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the Contract Value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested purchase payments and reduce proportionally by withdrawals.

 We stop increasing the GMDB step-up by any appreciation in the Contract Value on the later of:
..   the contract anniversary coinciding with or next following the sole or older owner's 80th birthday, or
..   the 5th contract anniversary.

 However, we still increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

 Here is an example of a proportional reduction:

 The current Contract Value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the Contract Value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract anniversary is the sum of invested purchase payments, reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the Contract Value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

 GMDB Greater of Roll-Up and Step-Up
 Under this option, the death benefit is equal to the greater of the step-up value and the roll-up value, calculated as described above.

 Special rules apply if the beneficiary is the spouse of the owner, and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:
..   If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Option are met, then the contract can continue, and the spouse will become the new owner of the contract; or
..   The spouse can receive the death benefit. A surviving spouse who is eligible for the Spousal Continuance Option must choose between that benefit and receiving the death benefit during the first 60 days following our receipt of proof of death.

 If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the Contract Value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that Contract Value as a purchase payment occurring on that date.

 Depending on applicable state law, some death benefit options may not be available or may be subject to certain restrictions under your contract.

 SPECIAL RULES IF JOINT OWNERS
 If the contract has an owner and a joint owner and they are spouses at the time that one dies, the Spousal Continuance Option may apply. If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the death benefit and the contract will end. Joint ownership may not be allowed in your state.

 HIGHEST DAILY VALUE DEATH BENEFIT
 The Highest Daily Value Death Benefit (HDV) is a feature under which the death benefit may be "stepped-up" on a daily basis to reflect increasing Contract Value. HDV is currently being offered in those jurisdictions where we have received regulatory approval. Certain terms and conditions may differ between jurisdictions once approved. The HDV is not available if you elect the Guaranteed Minimum Death Benefit. Currently, HDV can only be elected at the time you purchase your contract. Please note that you may not terminate the HDV death benefit once elected. Moreover, because this benefit may not be terminated once elected, you must, as detailed below, keep your Contract Value allocated to certain asset allocation portfolios.

 Under HDV, the amount of the benefit depends on whether the "target date" is reached. The target date is reached upon the later of the contract anniversary coinciding with or next following the elder owner's (or annuitant's, if entity owned) 80th birthday or five years after the contract date. Prior to the target date, the death benefit amount is increased on any business day if the Contract Value on that day exceeds the most recently determined death benefit amount under this option. These possible daily adjustments cease on and after the target date, and instead adjustments are made only for purchase payments and withdrawals.

 IF THE CONTRACT HAS ONE CONTRACT OWNER, the contract owner must be age 79 or less at the time the HDV is elected. If the contract has joint owners, the older owner must be age 79 or less. If there are joint owners, death of the owner refers to the first to die of the joint owners. If the contract is owned by an entity, the annuitant must be age 79 or less, and death of the contract owner refers to the death of the annuitant.

 Owners electing this benefit prior to December 5, 2005, were required to allocate Contract Value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate Contract Value to one or more of the following asset allocation portfolios of Advanced Series Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio or to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, AST UBS Dynamic Alpha Portfolio, American Century Strategic Allocation Portfolio or AST T. Rowe Price Asset Allocation Portfolio. In general, you must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain the Highest Daily Value death benefit. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

 The HDV death benefit depends on whether death occurs before or after the Death Benefit Target Date.

 IF THE CONTRACT OWNER DIES BEFORE THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:
    -- the base death benefit; and
    -- the HDV as of the contract owner's date of death.

 IF THE CONTRACT OWNER DIES ON OR AFTER THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:
    -- the base death benefit; and
    -- the HDV on the Death Benefit Target Date plus the sum of all purchase payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

 The amount determined by this calculation is increased by any purchase payments received after the contract owner's date of death and decreased by any proportional withdrawals since such date.

 CALCULATION OF THE HIGHEST DAILY VALUE DEATH BENEFIT
 Examples of Highest Daily Value Death Benefit Calculation
 The following are examples of how the HDV death benefit is calculated. Each example assumes an initial purchase payment of $50,000. Each example assumes that there is one contract owner who is age 70 on the contract date.

 Example with Market Increase and Death Before Death Benefit Target Date
 Assume that the contract owner's Contract Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Contract Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the contract owner has died before the Death Benefit Target Date. The death benefit is equal to the greater of HDV or the base death benefit. The death benefit would be the Highest Daily Value ($90,000) because it is greater than the amount that would have been payable under the base death benefit ($75,000).

 4: WHAT IS THE DEATH BENEFIT? continued


 Example with Withdrawals
 Assume that the Contract Value has been increasing due to positive market performance and the contract owner made a withdrawal of $15,000 in contract year 7 when the Contract Value was $75,000. On the date we receive due proof of death, the Contract Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth contract year. Assume as well that the contract owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the base death benefit.

 Highest Daily Value   =   $90,000 - [$90,000 * $15,000/$75,000]
                       =   $90,000 - $18,000
                       =   $72,000

 Base Death Benefit    =   max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                       =   max [$80,000, $40,000]
                       =   $80,000

 The death benefit therefore is $80,000.

 Example with Death after Death Benefit Target Date
 Assume that the contract owner's Contract Value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the contract owner dies after the Death Benefit Target Date, when the Contract Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the contract owner made a purchase payment of $15,000 and later had taken a withdrawal of $5,000 when the Contract Value was $70,000. The death benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the base death benefit.

 Highest Daily Value   =   $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                       =   $80,000 + $15,000 - $6,786
                       =   $88,214

 Base Death Benefit    =   max [$75,000, ($50,000 + $15,000) - [($50,000 + $15,000) * $5,000/$70,000]]
                       =   max [$75,000, $60,357]
                       =   $75,000

 The death benefit therefore is $88,214.

 PAYOUT OPTIONS
 Originally, a beneficiary could, within 60 days of providing proof of death, take the death benefit as follows:

 With respect to a death benefit paid before March 19, 2007, the death benefit payout options were:

 Choice 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

 Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first-to-die of the owner or joint owner.

 The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the Contract Value among the variable, fixed interest rate, or the market value adjustment options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the Contract Value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

 During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.

 Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.

 Any portion of the death benefit not applied under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.

 The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

 With respect to a death benefit paid on or after March 19, 2007, unless the surviving spouse opts to continue the contract (or spousal continuance is required under the terms of your contract), a beneficiary of the death benefit may, within 60 days of providing proof of death, also take the death benefit as indicated above or as follows:
..   As a lump sum. If the beneficiary does not choose a payout option within sixty days, the beneficiary will be paid in this manner; or
..   As payment of the entire death benefit within a period of 5 years from the date of death; or
..   As a series of payments not extending beyond the life expectancy of the beneficiary, or over the life of the beneficiary. Payments under this option must begin within one year of the date of death; or
..   As the beneficiary continuation option, described immediately below.

 BENEFICIARY CONTINUATION OPTION
 Instead of receiving the death benefit in a single payment, or under an annuity option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above. This "Beneficiary Continuation Option" is described below and is available for an IRA, Roth IRA, SEP IRA, 403(b), or a non-qualified contract.

 Under the Beneficiary Continuation Option:
..   The owner's contract will be continued in the owner's name, for the benefit of the beneficiary.
..   The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. The charge is 1.00% per year.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
..   The initial Contract Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.
..   The available Sub-accounts will be among those available to the Owner at the time of death, however certain Sub-Accounts may not be available.
..   The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
..   No additional Purchase Payments can be applied to the contract.
..   the basic death benefit and any optional benefits elected by the owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the
    Contract Value at any time without application of any applicable CDSC unless the Beneficiary Continuation Option was the payout predetermined by the owner and the owner restricted the beneficiary's withdrawal rights.
..   Withdrawals are not subject to CDSC.
..   Upon the death of the beneficiary, any remaining Contract Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.

 Currently only investment options corresponding to Portfolios of the Advanced Series Trust and the Prudential Money Market Portfolio of the Prudential Series Fund are available under the Beneficiary Continuation Option.

 Your beneficiary will be provided with a prospectus and a settlement agreement that will describe this option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the beneficiary continuation option. We may pay compensation to the selling broker-dealer based on amounts held in the Beneficiary Continuation Option.

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED PLANS)
 Except in the case of Spousal Continuance as described below, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

 If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the annuity date, the death benefit must be distributed:
..   by December 31st of the year including the five year anniversary of the date of death; or
..   as a series of annuity payments not extending beyond the life expectancy of the beneficiary or over the life of the beneficiary. Payments under this option must begin within one year of the date of death.

 4: WHAT IS THE DEATH BENEFIT? continued


 Unless you have made an election prior to death benefit proceeds becoming due, a beneficiary can elect to receive the death benefit proceeds under the Beneficiary Continuation Option as described above in the section entitled "Beneficiary Continuation Option," or as a series of fixed annuity payments. See the section entitled "What Kind of Payments Will I Receive During the Income Phase?"

 Alternative Death Benefit Payment Options - Contracts Held by Tax-Favored Plans The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.
..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31st the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin by December 31st of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death or December 31st of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out within five years from the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary.
..   If you die before a designated beneficiary is named and after the date
    Required Minimum Distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 EARNINGS APPRECIATOR BENEFIT
 The Earnings Appreciator Benefit (EAB) is an optional, supplemental death benefit that provides a benefit payment upon the death of the sole owner or first-to-die of the owner or joint owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state.

 The Earnings Appreciator Benefit is designed to provide a beneficiary with additional funds when we pay a death benefit in order to defray the impact taxes may have on that payment. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Earnings Appreciator Benefit.

 If you want the Earnings Appreciator Benefit, you generally must elect it at the time you apply for the contract. If you elect the Earnings Appreciator Benefit, you may not later revoke it. You may, if you wish, select both the Earnings Appreciator Benefit and the Highest Daily Value Death Benefit.

 Upon our receipt of proof of death in good order, we will determine an Earnings Appreciator Benefit by multiplying the Earnings Appreciator Benefit percentage below by the lesser of: (i) the then-existing amount of earnings under the contract, or (ii) an amount equal to 3 times the sum of all purchase payments previously made under the contract.

 For purposes of computing earnings and purchase payments under the Earnings Appreciator Benefit, we calculate earnings as the difference between the Contract Value and the sum of all purchase payments. Withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis.

 EAB percentages are as follows:
..   40% if the owner is age 70 or younger on the date the application is signed.
..   25% if the owner is between ages 71 and 75 on the date the application is signed.
..   15% if the owner is between ages 76 and 79 on the date the application is signed.

 If the contract is owned jointly, the age of the older of the owner or joint owner determines the EAB percentage.

 If the surviving spouse is continuing the contract in accordance with the Spousal Continuance Option (See "Spousal Continuance Option" below), the following conditions apply:
..   In calculating the Earnings Appreciator Benefit, we will use the age of the surviving spouse at the time that the Spousal Continuance Option is activated to determine the applicable EAB percentage.
..   We will not allow the surviving spouse to continue the Earnings Appreciator
    Benefit (or bear the charge associated with this benefit) if he or she is age 80 or older on the date that the Spousal Continuance Option is activated.
..   If the Earnings Appreciator Benefit is continued, we will calculate any applicable Earnings Appreciator Benefit payable upon the surviving spouse's death by treating the Contract Value (as adjusted under the terms of the Spousal Continuance Option) as the first purchase payment.

 Terminating the Earnings Appreciator Benefit
 The Earnings Appreciator Benefit will terminate on the earliest of:
..   the date you make a total withdrawal from the contract,
..   the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Option,
..   the date the contract terminates, or
..   the date you annuitize the contract.

 Upon termination of the Earnings Appreciator Benefit, we cease imposing the associated charge.

 SPOUSAL CONTINUANCE OPTION
 This Option is available if, on the date we receive proof of the owner's death (or annuitant's death, for custodial contracts) in good order (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse, or (2) there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract or (3) (i) the contract is held by a Custodial Account established to hold retirement assets for the benefit of the natural person annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), and (ii) the custodian of the account has elected to continue the contract, and designate the surviving spouse as annuitant. Continuing the contract in the latter scenario will result in the contract no longer qualifying for tax deferral under the Internal Revenue Code. However, such tax deferral should result from the ownership of the contract by the Custodial Account. Spousal continuance may also be available where the contract is owned by certain other types of entity-owners. Please consult your tax or legal adviser.

 In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death (or the annuitant's death, in the case of a custodially-owned contract referenced above). Assuming the above conditions are present, the surviving spouse (or custodian, for the custodially-owned contracts referenced above) can elect the Spousal Continuance Option, but must do so no later than 60 days after furnishing proof of death in good order.

 Upon activation of the Spousal Continuance Option, the Contract Value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This Contract Value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted Contract Value among the variable, fixed interest rate or market value adjustment options in the same proportions that existed immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.

 Under the Spousal Continuance Option, we waive any potential withdrawal charges applicable to purchase payments made prior to activation of the Spousal Continuance Option. However, we will continue to impose withdrawal charges on purchase payments made after activation of this benefit. In addition, the Contract Value allocated to the market value adjustment option will remain subject to a potential market value adjustment.

 4: WHAT IS THE DEATH BENEFIT? continued


 IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Option, we will adjust the Contract Value to equal the greater of:
..   the Contract Value, or
..   the sum of all invested purchase payments (adjusted for withdrawals),

 plus the amount of any applicable Earnings Appreciator Benefit.

 IF YOU ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB ROLL-UP, we will adjust the Contract Value to equal the greater of:
..   the Contract Value, or
..   the GMDB roll-up,

 plus the amount of any applicable Earnings Appreciator Benefit.

 IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB STEP-UP, we will adjust the Contract Value to equal the greater of:
..   the Contract Value, or
..   the GMDB step-up,

 plus the amount of any applicable Earnings Appreciator Benefit.

 IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GREATER OF THE GMDB ROLL-UP AND GMDB STEP-UP, we will adjust the Contract Value to equal the greatest of:
..   the Contract Value,
..   the GMDB roll-up, or
..   the GMDB step-up,

 plus the amount of any applicable Earnings Appreciator Benefit.

 IF YOU HAVE ELECTED THE HIGHEST DAILY VALUE DEATH BENEFIT, we will adjust the Contract Value to equal the greater of:
..   the Contract Value, or
..   the Highest Daily Value,

 plus the amount of any applicable Earnings Appreciator Benefit.

 After we have made the adjustment to Contract Value set out immediately above, we will continue to compute the GMDB roll-up and the GMDB step-up, or HDV death benefit (as applicable), under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.

 If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit or Highest Daily Value Death Benefit provisions of the contract. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Option.

 IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However, the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Option, when added to the remainder of the GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.

 IF YOU ELECTED THE ONE OF THE LIFETIME WITHDRAWAL BENEFITS, on the owner's death, the Benefit will end. However, if the owner's surviving spouse would be eligible to acquire the Benefit as if he/she were a new purchaser, then the surviving spouse may elect the Benefit under the Spousal Continuance Option.

 IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death (or first-to-die, in the case of joint owners), the Income Appreciator Benefit will end unless the contract is continued by the deceased owner's surviving spouse under the Spousal Continuance Option. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following:
 (a) the date on which 10 years' worth of IAB automatic withdrawal payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., the contract anniversary coinciding with or next following the annuitant's 95th birthday), or (c) the contract anniversary coinciding with or next following the annuitants' surviving spouse's 95th birthday.

 If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuance Option, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated, the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the Contract Value.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS?

 LIFETIME FIVE/SM/ INCOME BENEFIT (LIFETIME FIVE)/SM/
 The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a Contract Value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the Contract Value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals - the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.

 Lifetime Five is subject to certain restrictions described below.
..   Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.
..   The annuitant must be at least 45 years old when Lifetime Five is elected.
..   Lifetime Five may not be elected if you have elected any other optional living benefit.
..   Owners electing this benefit prior to December 5, 2005, were required to allocate Contract Value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate Contract Value to one or more of the following asset allocation portfolios of Advanced Series Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, AST UBS Dynamic Alpha Portfolio, AST American Century Strategic Allocation or AST T. Rowe Price Asset Allocation Portfolio. As specified in this paragraph, you generally must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

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 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 Protected Withdrawal Value
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of:

 (A)the Contract Value on the date you elect Lifetime Five, plus any additional Purchase Payments (and any Credits), each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your contract, as applicable, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier;
 (B)the Contract Value on the date of the first withdrawal from your contract, prior to the withdrawal;
 (C)the highest Contract Value on each contract anniversary, plus subsequent Purchase Payments (plus any Credits) prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier.

 With respect to A and C above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent Purchase Payments (plus any Credits).

 If you elect Lifetime Five at the time you purchase your contract, the Contract Value will be your initial Purchase Payment (plus any Credits).

 For existing contract owners who are electing the Lifetime Five Benefit, the Contract Value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

 If you make additional Purchase Payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment (plus any Credits).

 Step-Up of the Protected Withdrawal Value
 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Contract Value is greater than the Protected Withdrawal Value.

 If you elected the Lifetime Five program on or after March 20, 2006:
..   you are eligible to step-up the Protected Withdrawal Value on or after the
    1st anniversary of the first withdrawal under the Lifetime Five program
..   the Protected Withdrawal Value can be stepped up again on or after the 1st anniversary of the preceding step-up

 If you elected the Lifetime Five program prior to March 20, 2006 and that original election remains in effect:
..   you are eligible to step-up the Protected Withdrawal Value on or after the
    5th anniversary of the first withdrawal under the Lifetime Five program
..   the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary of the preceding step-up

 In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value under the program, and on the date you elect to step-up, the charges under the Lifetime Five program have changed for new purchasers, you may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Contract Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Contract Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected Lifetime Five on or after March 20, 2006 and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the 1st contract anniversary that is at least one year after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Contract Value is greater than the Annual Income Amount by any amount.
..   if at the time of the first Auto Step-Up opportunity, 5% of the Contract
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs.

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

..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1/st/ contract anniversary that is at least one year after the most recent step-up.

 If you elected Lifetime Five prior to March 20, 2006 and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the contract anniversary that is at least five years after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Contract Value is greater than the Annual Income Amount by 5% or more.
..   if at the time of the first Auto Step-Up opportunity, 5% of the Contract
    Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs.
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the contract anniversary that is at least 5 years after the most recent step-up.

 In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

 The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

 Annual Income Amount Under the Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Contract Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 Annual Withdrawal Amount Under the Withdrawal Benefit
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Contract Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your Contract Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.
..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

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 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the Contract Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Contract Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Contract Value on March 1, 2006 (the date of the first withdrawal) =
    $263,000
 (c)Contract Value on February 1, 2006 (the first contract anniversary) =
    $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-Dollar Reduction
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current contract year = $18,550 -
    $10,000 = $8,550
..   Annual Withdrawal Amount for future contract years remains at $18,550
..   Remaining Annual Income Amount for current contract year = $13,250 -
    $10,000 = $3,250
..   Annual Income Amount for future contract years remains at $13,250
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 Example 2. Dollar-for-Dollar and Proportional Reductions
 a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
   . Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550
   .   Annual Withdrawal Amount for future contract years remains at $18,550
   .   Remaining Annual Income Amount for current contract year = $0
   . Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.
   . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93
   .   Annual Income Amount for future contract years = $13,250 - $93 = $13,157
   .   Protected Withdrawal Value is reduced by $15,000 from $265,000 to
       $250,000

 b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
   .   Remaining Annual Withdrawal Amount for current contract year = $0
   .   Excess of withdrawal over the Annual Withdrawal Amount ($25,000 -
       $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.
   . Reduction to Annual Withdrawal Amount = Excess Withdrawal/Contract Value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489
   .   Annual Withdrawal Amount for future contract years = $18,550 - $489 =
       $18,061
   .   Remaining Annual Income Amount for current contract year = $0
   . Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.
   . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623
   .   Annual Income Amount for future contract years = $13,250 - $623 = $12,627
   . Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
   .   Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450

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

   . Proportional reduction = Excess Withdrawal/Contract Value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503
   .   Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

 Example 3. Step-up of the Protected Withdrawal Value
 If the Annual Income Amount ($13,250) is withdrawn each year starting on
 March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2012 would be reduced to $225,250 {$265,000 - ($13,250 X 3)}. If a step-up is elected on February 1, 2012, and the Contract Value on February 1, 2012 is $280,000, then the following values would result:
..   Protected Withdrawal Value = Contract Value on February 1, 2012 = $280,000
..   Annual Income Amount is equal to the greater of the current Annual Income
    Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.
..   Annual Withdrawal Amount is equal to the greater of the current Annual
    Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore the Annual Withdrawal Amount is increased to $19,600.
..   Because the Contract Date and Effective Date of Lifetime Five for this example is prior to March 20, 2006, if the step-up request on February 1, 2012 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above. Had the Contract Date and effective date of the Lifetime Five Benefit been on or after March 20, 2006, the step-up would still occur because 5% of the Contract Value is greater than the Annual Income Amount.

 Benefits Under Lifetime Five
..   If your Contract Value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Contract Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Contract Value equals zero no further purchase payments will be accepted under your contract.
..   If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

    1. apply your Contract Value to any annuity option available;

    2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

    3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

 We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.
..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

 1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

 2. the Contract Value.

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 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.
..   Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current Contract Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

 Election of Lifetime Five
 Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's Contract Value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

 Termination of Lifetime Five
 Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

 Lifetime Five terminates:
..   upon your surrender of the contract,
..   upon the death of the annuitant (but your surviving spouse may elect a new
    Lifetime Five Benefit if your spouse elects the Spousal Continuance Option and your spouse would then be eligible to elect the Benefit as if he/she were a new purchaser),
..   upon a change in ownership of the contract that changes the tax identification number of the contract owner, or
..   upon your election to begin receiving annuity payments.

 We cease imposing the charge for Lifetime Five upon the earliest to occur of
 (i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
 (iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.

 While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.

 Currently, if you terminate Lifetime Five, you generally will be able to re-elect the benefit or elect another lifetime withdrawal benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

 If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit or elect Spousal Lifetime Five. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit or elect Spousal Lifetime Five. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

 Additional Tax Considerations for Qualified Contracts
 If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such

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 amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution provisions under the tax law.

 SPOUSAL LIFETIME FIVE/SM/ INCOME BENEFIT (SPOUSAL LIFETIME FIVE)/SM/
 The Spousal Lifetime Five Income Benefit (Spousal Lifetime Five) described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Currently, if you elect Spousal Lifetime Five and subsequently terminate the benefit, there may be a restriction on your ability to re-elect Spousal Lifetime Five and elect another lifetime withdrawal benefit. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit. Spousal Lifetime Five must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 55 years old when the benefit is elected. Spousal Lifetime Five is not available if you elect any other optional living or death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your Contract Value in accordance with the then permitted and available option(s). Owners electing this benefit must allocate Contract Value to one or more of the following asset allocation portfolios of the Advanced Series Trust (we reserve the right to change these required portfolios on a prospective basis): AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, AST T. Rowe Price Asset Allocation Portfolio, AST UBS Dynamic Alpha Portfolio, or AST American Century Strategic Allocation Portfolio.

 We offer a benefit that guarantees until the later death of two natural persons that are each other's spouses at the time of election of Spousal Lifetime Five and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount (Spousal Life Income Benefit) equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Contract Value is zero. Spousal Lifetime Five may be appropriate if you intend to make periodic withdrawals from your annuity, wish to ensure that market performance will not affect your ability to receive annual payments and you wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 Initial Protected Withdrawal Value.
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your contract following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of:

 (A)the Contract Value on the date you elect Spousal Lifetime Five, plus any additional Purchase Payments (and any Credits), each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your contract, as applicable, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier;
 (B)the Contract Value on the date of the first withdrawal from your contract, prior to the withdrawal;
 (C)the highest Contract Value on each contract anniversary, plus subsequent Purchase Payments (plus any Credits) prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier.

 With respect to A and C above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent Purchase Payments (plus any Credits)
..   If you elect Spousal Lifetime Five at the time you purchase your contract, the Contract Value will be your initial purchase payment (plus any credits).
..   For existing contract owners who are electing the Spousal Lifetime Five
    Benefit, the Contract Value on the date of your election of Spousal
    Lifetime Five will be used to determine the initial Protected Withdrawal Value.

 Annual Income Amount Under the Spousal Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply.

 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Contract Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1st anniversary of

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

 the first withdrawal under Spousal Lifetime Five. The Annual Income Amount can be stepped up again on or after the 1st anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount, and on the date you elect to step-up, the charges under Spousal Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Contract Value after the step-up. Your Annual Income Amount also increases if you make additional Purchase Payments. The amount of the increase is equal to 5% of any additional Purchase Payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1st contract anniversary that is at least one year after the later of (1) the date of the first withdrawal under Spousal Lifetime Five or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Contract Value is greater than the Annual Income Amount by any amount. If 5% of the Contract Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st contract anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 Spousal Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount under Spousal Lifetime Five Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the contract date and the effective date of Spousal Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the Contract Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Contract Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Income Five Benefit.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484.33
 (b)Contract Value on March 1, 2006 (the date of the first withdrawal) =
    $263,000
 (c)Contract Value on February 1, 2006 (the first contract anniversary) =
    $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-Dollar Reduction
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current contract year = $13,250 -
    $10,000 = $3,250 Annual Income Amount for future contract years remains at $13,250

 Example 2. Dollar-for-Dollar and Proportional Reductions
 If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current contract year = $0
..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 =
    $1,750) reduces Annual Income Amount for future contract years.
..   Reduction to Annual Income Amount = Excess Income/Contract Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93
..   Annual Income Amount for future contract years = $13,250 - $93 = $13,157

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

 Example 3. Step-Up of the Annual Income Amount
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Contract Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 Benefits Under Spousal Lifetime Five
..   To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that contract year equal to the remaining Annual Income Amount for the contract year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described above. No further purchase payments will be accepted under your contract. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.
    To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

 1. apply your Contract Value to any annuity option available; or

 2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.
..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

    1. the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates guaranteed in your contract; and

    2. the Contract Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under Spousal Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.
..   Withdrawals made while Spousal Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Spousal Lifetime Five does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current surrender value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing Spousal Lifetime Five. Spousal
    Lifetime Five provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Annual Income
    Amount in the form of periodic benefit payments.
..   In general, you must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Spousal Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.
..   There may be circumstances where you will continue to be charged the full amount for Spousal Lifetime Five even when the benefit is only providing a guarantee of income based on one life with no survivorship.
..   In order for the surviving Designated Life to continue Spousal Lifetime
    Five upon the death of an owner, the Designated Life must elect to assume ownership of the contract under the Spousal Continuance Option.

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

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 Election of and Designations of Spousal Lifetime Five
 Spousal Lifetime Five can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the
 Designated Lives to die. Currently, the benefit may only be elected where the contract owner, annuitant and beneficiary designations are as follows:
..   One contract owner, where the annuitant and the contract owner are the same person and the beneficiary is the contract owner's spouse. The contract owner/annuitant and the beneficiary each must be at least 55 years old at the time of election; or
..   Co-contract owners, where the contract owners are each other's spouses. The beneficiary designation must be the surviving spouse. The first named contract owner must be the annuitant. Both contract owners must each be 55 years old at the time of election.
..   One contract owner, where the owner is a custodial account established to hold retirement assets for the benefit of the annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the annuitant is the co-annuitant.
    Both the annuitant and co-annuitant must each be at least 55 years old at the time of election.

 No ownership changes or annuitant changes will be permitted once this benefit is elected. However, if the contract is co-owned, the contract owner that is not the annuitant may be removed without affecting the benefit.

 Spousal Lifetime Five can be elected at the time that you purchase your contract. We also offer existing contract owners the option to elect Spousal Lifetime Five after the contract date of their contract, subject to our eligibility rules and restrictions. Your Contract Value as of the date of election will be used as a basis to calculate the initial Protected Withdrawal Value and the Annual Income Amount.

 Currently, if you terminate Spousal Lifetime Five, you may only be permitted to re-elect the benefit or elect another lifetime withdrawal Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

 We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit.

 Termination of Spousal Lifetime Five
 Spousal Lifetime Five terminates automatically when your Annual Income Amount equals zero. You may terminate Spousal Lifetime Five at any time by notifying us. If you terminate Spousal Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above. We reserve the right to further limit the frequency election in the future. Spousal Lifetime Five terminates upon your surrender of the contract, upon the first Designated Life to die if the contract is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

 The charge for Spousal Lifetime Five will no longer be deducted from your Contract Value upon termination of the benefit.

 Additional Tax Considerations for Qualified Contracts
 If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the contract owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distributions under the tax law.

 HIGHEST DAILY LIFETIME FIVE/SM/ INCOME BENEFIT (HD5)/SM/
 We offer a Benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our program rules regarding the timing and amount of withdrawals. The Benefit may be appropriate if you intend to make periodic withdrawals from your Contract, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the Benefit. We discuss Highest Daily Lifetime Five in greater detail immediately below. In addition, please see the Glossary section of this prospectus for definitions of some of the key terms used with this Benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime Five, and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

 Currently, if you elect Highest Daily Lifetime Five and subsequently terminate the Benefit, you will not be able to re-elect Highest Daily Lifetime Five, and may have a waiting period until you can elect another lifetime withdrawal Benefit. Specifically, you will be permitted to elect another lifetime withdrawal Benefit only on an anniversary of the contract date that is at least 90 calendar days from the date that Highest Daily Lifetime Five was terminated. We reserve the right to further limit the election frequency in the future. The income Benefit under Highest Daily Lifetime Five currently is based on a single "designated life" who is at least 55 years old on the date that the Benefit is acquired. The Highest Daily Lifetime Five Benefit is not available if you elect any other optional living Benefit, although you may elect any optional death Benefit (other than the Highest Daily Value Death Benefit). As long as your Highest Daily Lifetime Five Benefit is in effect, you must allocate your Contract Value in accordance with the then-permitted and available investment option(s) with this program.

 As discussed below, a key component of Highest Daily Lifetime Five is the Total Protected Withdrawal Value, which is an amount that is distinct from Contract Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Contract Value, it is possible for the Contract Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Contract Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

 KEY FEATURE - Total Protected Withdrawal Value
 The Total Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime Five. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value, then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

 The Protected Withdrawal Value initially is equal to the Contract Value on the date that you elect Highest Daily Lifetime Five. On each business day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the Benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such business day (the "Current Business Day"), the Protected Withdrawal Value is equal to the greater of:
..   the Protected Withdrawal Value for the immediately preceding business day
    (the "Prior Business Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Business Day and the Current Business Day (i.e., one day for successive business days, but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Credit) made on the Current Business Day; and
..   the Contract Value.

 If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime Five (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Contract Value.

 The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If no such withdrawal is taken, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

 (a)200% of the Contract Value on the date you elected Highest Daily Lifetime Five;
 (b)200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected Highest Daily Lifetime Five; and
 (c)100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Highest Daily Lifetime Five, but prior to the date of your first withdrawal.

 We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent Purchase Payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

 KEY FEATURE - Total Annual Income Amount under the Highest Daily Lifetime Five Benefit
 The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value. For purposes of the asset transfer formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

 Withdrawal Value. Under the Highest Daily Lifetime Five Benefit, if your cumulative withdrawals in a Contract Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Contract Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Contract Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charge that may apply. A Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this Benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Contract Value increases subsequent to your first withdrawal. We begin examining the Contract Value for purposes of this feature starting with the anniversary of the Contract Date (the "Contract Anniversary") immediately after your first withdrawal under the Benefit. Specifically, upon the first such Contract Anniversary, we identify the Contract Value on the business days corresponding to the end of each quarter that (i) is based on your Contract Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Contract Year. If the end of any such quarter falls on a holiday or a weekend, we use the next business day. We multiply each of those quarterly Contract Values by 5%, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Contract Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Contract Anniversary, by performing a similar examination of the Contract Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for Highest Daily Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 The Highest Daily Lifetime Five program does not affect your ability to make withdrawals under your contract, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in a Contract Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Contract Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Contract Year.

 If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Contract Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Contract Years.

 Examples of dollar-for-dollar and proportional reductions and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five Benefit or any other fees and charges. Assume the following for all three examples:
..   The Contract Date is December 1, 2006.
..   The Highest Daily Lifetime Five Benefit is elected on March 5, 2007.

 Dollar-for-dollar reductions
 On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Contract on this date, the remaining Total Annual Income Amount for that Contract Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Contract Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Contract Year to $0. The remaining withdrawal amount - $1,500 - reduces the Total Annual Income Amount in future Contract Years on a proportional basis based on the ratio of the excess withdrawal to the Contract Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Contract Year, each would result in another proportional reduction to the Total Annual Income Amount).

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

 Here is the calculation:

  Contract Value before withdrawal                               $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Contract Value immediately before excess withdrawal of $1,500  $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Contract Value immediately before excess withdrawal $106,500.00
  Ratio                                                                 1.41%
  Total Annual Income Amount                                     $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Total Annual Income Amount for future Contract Years           $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Contract Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Contract Anniversary in subsequent years), adjusted for excess withdrawals and additional Purchase Payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments.

 Continuing the same example as above, the Total Annual Income Amount for this Contract Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Contract Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Contract Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Business Days occur after the excess withdrawal on August 6.

                                   Highest Quarterly
                                  Value (adjusted with  Adjusted Total Annual
                                     withdrawal and    Income Amount (5% of the
       Date*       Contract Value Purchase Payments)** Highest Quarterly Value)
 ------------------------------------------------------------------------------
   June 1, 2007     $118,000.00       $118,000.00             $5,900.00
 ------------------------------------------------------------------------------
  August 6, 2007    $110,000.00       $112,885.55             $5,644.28
 ------------------------------------------------------------------------------
 September 1, 2007  $112,000.00       $112,885.55             $5,644.28
 ------------------------------------------------------------------------------
 December 1, 2007   $119,000.00       $119,000.00             $5,950.00
 ------------------------------------------------------------------------------

 * In this example, the Contract Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Contract Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Contract Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Contract Year), resulting in an adjusted Contract Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Contract Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Contract Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Contract Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Contract Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

 Benefits Under the Highest Daily Lifetime Five Program.
 To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under Highest Daily Lifetime Five, we will make an additional payment, if any, for that Contract Year equal to the remaining Total Annual Income Amount for the Contract Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent Contract Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Contract Year that reduced your Contract Value to zero are more than the Total Annual Income Amount, the Highest Daily Lifetime Five Benefit terminates, and no additional payments will be made.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 If annuity payments are to begin under the terms of your Contract, or if you decide to begin receiving annuity payments and there is a Total Annual Income Amount due in subsequent Contract Years, you can elect one of the following two options:

 (1)apply your Contract Value to any annuity option available; or
 (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Contract. The amount that will be applied to provide such annuity payments will be the greater of:

 (1)the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Contract; and
 (2)the Contract Value.
   . If no withdrawal was ever taken, we will calculate the Total Annual Income Amount as if you made your first withdrawal on the date that annuity payments are to begin.
   . Please note that payments that we make under this Benefit after the contract anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under the Highest Daily Lifetime Five Benefit are subject to all of the terms and conditions of the Contract, including any withdrawal charge.
..   Withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The Highest Daily Lifetime Five Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable withdrawal charge). If you surrender your Contract, you will receive the current surrender value.
..   You can make withdrawals from your Contract while your Contract Value is greater than zero without purchasing the Highest Daily Lifetime Five Benefit. The Highest Daily Lifetime Five Benefit provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic Benefit payments. Please note that the payments that we make under this Benefit after the contract anniversary coinciding with or next following the Annuitant's 95th birthday will be treated as annuity payments.
..   Upon inception of the Benefit, 100% of your Contract Value must be allocated to the permitted Sub-accounts. However, the asset transfer component of the Benefit as described below may transfer Contract Value to the Benefit Fixed Rate Account as of the effective date of the Benefit in some circumstances.
..   You cannot allocate Purchase Payments or transfer Contract Value to a Fixed
    Interest Rate Option if you elect Highest Daily Lifetime Five.
..   Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the asset transfer component of the Benefit will not count toward the maximum number of free transfers allowable under the Contract.
..   In general, you must allocate your Contract Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Highest Daily Lifetime Five Benefit. If, subsequent to your election of the Benefit, we change our requirements for how Contract Value must be allocated under the Benefit, the new requirement will apply only to new elections of the Benefit, and we will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Contract Value and allocation of additional Purchase Payments may be subject to the new investment limitations.

 Election of and Designations Under the Program
 For Highest Daily Lifetime Five, there must be either a single Owner who is the same as the Annuitant, or if the Contract is entity-owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

 Any change of the Annuitant under the Contract will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.

 Currently, if you terminate the Highest Daily Lifetime Five Benefit, you will
 (a) not be permitted to re-elect the Benefit and (b) may be allowed to elect another lifetime withdrawal benefit only on any anniversary of the Contract Date that is at least 90 calendar days from the date the Highest Daily Lifetime Five Benefit was terminated. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to Owners who have an effective Highest Daily Lifetime Five Benefit. We also have administrative rules with regard to your subsequent election of the other lifetime withdrawal benefits.

 Termination of the Program
 You may terminate the Benefit at any time by notifying us. If you terminate the Benefit, any guarantee provided by the Benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The Benefit terminates: (i) upon your termination of the Benefit (ii) upon your surrender of the Contract (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Contract Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the Benefit.

 Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the Benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Contract Value on that Tenth Anniversary (or the next business day, if that anniversary is not a business day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 (a)your Contract Value on the day that you elected Highest Daily Lifetime Five; and

 (b)the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the Benefit.

 If the sum of (a) and (b) is greater than your Contract Value on the Tenth Anniversary, we increase your Contract Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Contract Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Contract Value under this provision will be allocated to each of your variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Contract Value, immediately prior to the application of the amount. Any such amount will not be considered a purchase payment when calculating your Total Protected Withdrawal Value, your death Benefit, or the amount of any other optional Benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Contract Value is available only if you have elected Highest Daily Lifetime Five and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Upon termination, we may limit or prohibit investment in the fixed interest rate options.

 Asset Transfer Component of Highest Daily Lifetime Five
 As indicated above, we limit the sub-accounts to which you may allocate Contract Value if you elect Highest Daily Lifetime Five. For purposes of this Benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". The Permitted Sub-accounts are identified in the contract application. As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Contract Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this Benefit, and thus you may not allocate Purchase Payments to that Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

 Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Contract Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this Benefit (and also appears in the Appendices to this prospectus). Speaking generally, the formula, which we apply each business day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

 account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Total Annual Income Amount.

 As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable Contract Value to the Benefit Fixed Rate Account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the Benefit Fixed Rate Account. In deciding how much to transfer, we use another formula, which essentially seeks to rebalance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For newly issued annuities that elect Highest Daily Lifetime Five and existing annuities that elect Highest Daily Lifetime Five, however, we reserve the right to change the ratios.

 While you are not notified when your contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Contract Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
..   Not make any transfer; or
..   If a portion of your Contract Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
..   Transfer all or a portion of your Contract Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

 If a significant amount of your Contract Value is systematically transferred to the Benefit Fixed Rate Account during periods of market declines or low interest rates, less of your Contract Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that over time a significant portion, and under certain circumstances all, of your Contract Value may be allocated to the Benefit Fixed Rate Account. Note that if your entire Contract Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, that value would remain in the Benefit Fixed Rate Account unless you made additional purchase payments to the Permitted Sub-accounts, which could cause Contract Value to transfer out of the Benefit Fixed Rate Account.

 Additional Tax Considerations
 If you purchase a contract as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Contract Year that required minimum distributions due from your Contract are greater than such amounts. In addition, the amount and duration of payments under the contract payment and death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

 As indicated, withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Five through a non-qualified annuity, and your annuity has received Enhanced Protected Withdrawal Value and/or an additional amount under the Return of Principal Guarantee, as with all withdrawals, once all purchase payments are returned under the contract, all subsequent withdrawal amounts will be taxed as ordinary income.

 HIGHEST DAILY LIFETIME SEVEN/SM/ INCOME BENEFIT (HD7)/SM/
 Highest Daily Lifetime Seven is offered as an alternative to Lifetime Five, Spousal Lifetime Five, and Highest Daily Lifetime Five. Currently, if you elect Highest Daily Lifetime Seven and subsequently terminate the benefit, you may have a waiting period until you can elect Spousal Lifetime Five, Lifetime Five, Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven. See "Election of and Designations under the Program" below for details. The income benefit under Highest Daily Lifetime Seven currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Seven Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). As long as your Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Contract Value in accordance with the then permitted and available investment option(s) with this program. In the application for this benefit, we specify the permitted investment options - you may also contact us or your registered representative for further information.

 We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Contract, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime Seven, and in Appendix D to this prospectus, we set forth the formula under which we make those asset transfers.

 As discussed below, a key component of Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Contract Value, it is possible for the Contract Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Contract Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Seven.

 KEY FEATURE - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Contract Value. On each business day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Contract Value on the effective date of the benefit. On each business day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each business day (the "Current Business Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Business Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Business Day and the Current Business Day (i.e., one day for successive Business Days, but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current business day; and

 (2)the Contract Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 a. the Contract Value; or

 b. the Periodic Value on the date of the withdrawal.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Contract Value; or

 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted Purchase Payments; or

 (3)the sum of:

       (a)200% of the Contract Value on the effective date of the benefit;
       (b)200% of all adjusted Purchase Payments made within one year after the effective date of the benefit; and
       (c)all adjusted Purchase Payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent Purchase Payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Contract Value.

 KEY FEATURE - Annual Income Amount under the Highest Daily Lifetime Seven
 Benefit
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Under the Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Contract Value increases subsequent to your first withdrawal. We begin examining the Contract Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Contract Date of the Annuity (the "Contract Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Contract Anniversary, we identify the Contract Value on the business days corresponding to the end of each quarter that (i) is based on your contract year, rather than a calendar year;
 (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding contract year. If the end of any such quarter falls on a holiday or a weekend, we use the next business day. Having identified each of those quarter-end Contract Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Contract Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Contract Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Contract Anniversary, by performing a similar examination of the Contract Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

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

 The Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your contract, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Seven, if your cumulative withdrawals in an contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:
..   The Contract Date is December 1, 2007
..   The Highest Daily Lifetime Seven benefit is elected on March 5, 2008
..   The Annuitant was 70 years old when he/she elected the Highest Daily
    Lifetime Seven benefit

 Dollar-for-Dollar Reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that contract year (up to and including December 1, 2008) is $3,500.

 This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional Reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Contract Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that contract year to $0. The remaining withdrawal amount - $1,500
 - reduces the Annual Income Amount in future contract years on a proportional basis based on the ratio of the excess withdrawal to the Contract Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that contract year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Contract Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                          $  3,500.00
  Contract Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                        $  1,500.00
  Divided by Contract Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                  1.41%
  Annual Income Amount                                            $  6,000.00
  Less ratio of 1.41%                                            -$     84.51
  Annual Income Amount for future contract years                  $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Contract Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Contract Anniversary) of the highest quarterly value since your first withdrawal (or last Contract Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this contract year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next contract year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Contract Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 business days occur after the excess withdrawal on August 6.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


                                  Highest Quarterly
                                 Value (adjusted with  Adjusted Annual Income
                                    withdrawal and    Amount (5% of the Highest
      Date*       Contract Value Purchase Payments)**     Quarterly Value)
-------------------------------------------------------------------------------
  June 1, 2008     $118,000.00       $118,000.00              $5,900.00
-------------------------------------------------------------------------------
 August 6, 2008    $110,000.00       $112,885.55              $5,644.28
-------------------------------------------------------------------------------
September 1, 2008  $112,000.00       $112,885.55              $5,644.28
-------------------------------------------------------------------------------
December 1, 2008   $119,000.00       $119,000.00              $5,950.00
-------------------------------------------------------------------------------

 * In this example, the Contract Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Contract Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Contract Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the contract year), resulting in an adjusted Contract Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Contract Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Contract Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Contract Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next contract year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 BENEFITS UNDER THE HIGHEST DAILY LIFETIME SEVEN PROGRAM
..   To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime Seven, and amounts are still payable under Highest Daily Lifetime Seven, we will make an additional payment, if any, for that contract year equal to the remaining Annual Income Amount for the contract year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime Seven benefit terminates, and no additional payments are made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

    (1)apply your Contract Value to any Annuity option available; or
    (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such Annuity payments will be the greater of:

    (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
    (2)the Contract Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the
    Contract Anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under the Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Contract, including any CDSC.
..   Withdrawals made while the Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The Highest Daily Lifetime Seven Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Contract you will receive the current surrender value.
..   You can make withdrawals from your Contract while your Contract Value is greater than zero without purchasing the Highest Daily Lifetime Seven benefit. The Highest Daily Lifetime Seven benefit provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   Upon inception of the benefit, 100% of your Contract Value must be allocated to the permitted Sub-accounts.
..   You cannot allocate Purchase Payments or transfer Contract Value to the AST
    Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Investment Options Can I Choose?". Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the elected Sub-accounts and an AST Investment Grade
    Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under the contract.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements.
..   Currently, Owners electing this benefit must allocate Contract Value to one or more of the following asset allocation portfolios of the Advanced Series
    Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio AST T. Rowe Price Asset Allocation Portfolio, AST UBS Dynamic Alpha, or AST American Century Strategic Allocation.
..   The fee for Highest Daily Lifetime Seven is 0.60% annually of the Protected
    Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next business day, if the quarter-end is not a business day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Contract Value alone. If the fee to be deducted exceeds the current Contract Value, we will reduce the Contract Value to zero, and continue the benefit as described above.

 Election of and Designations under the Program
 For Highest Daily Lifetime Seven, there must be either a single Owner who is the same as the Annuitant, or if the Contract is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

 Any change of the Annuitant under the Contract will result in cancellation of Highest Daily Lifetime Seven. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Seven, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.

 Highest Daily Lifetime Seven can be elected at the time that you purchase your Contract or after the Contract Date, subject to our eligibility rules and restrictions.

 Currently, if you terminate the Highest Daily Lifetime Seven benefit, you may only be allowed to re-elect the benefit or elect another lifetime withdrawal benefit on any anniversary of the Contract Date that is at least 90 calendar days from the date the Highest Daily Lifetime Seven Benefit was terminated. We reserve the right to further limit the election frequency in the future. Similarly, we generally may permit those who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five or the Spousal Highest Daily Lifetime Seven to elect Highest Daily Lifetime Seven only on an anniversary of the Contract Date that is at least 90 calendar days from the date that such benefit was terminated. We reserve the right to waive that requirement.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Contract Value on that Tenth Anniversary (or the next business day, if that anniversary is not a business day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a. your Contract Value on the day that you elected Highest Daily Lifetime Seven; and
 b. the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Contract Value on the Tenth Anniversary, we increase your Contract Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Contract Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Contract Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Contract Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Contract Value is available only if you have elected Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Program
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Contract (iii) upon your election to begin receiving annuity payments (although if you have elected to take the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount), (iv) upon the death of the Annuitant (v) if both the Contract Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Program).

 Upon termination of Highest Daily Lifetime Seven other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Asset Transfer Component of Highest Daily Lifetime Seven
 As indicated above, we limit the Sub-accounts to which you may allocate Contract Value if you elect Highest Daily Lifetime Seven. For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Contract Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account. Under the asset transfer component of Highest Daily Lifetime Seven, we monitor your Contract Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus. Speaking generally, the formula, which we apply each business day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable Contract Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued contracts that elect Highest Daily Lifetime Seven and existing contracts that elect Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

 While you are not notified when your Contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Contract Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
..   Not make any transfer; or
..   If a portion of your Contract Value was previously allocated to the AST
    Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or
..   Transfer all or a portion of your Contract Value in the Permitted
    Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

 If a significant amount of your Contract Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Contract Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that all or a significant portion of your Contract Value may be allocated to the AST Investment Grade Bond Sub-account. Note that if your entire Contract Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the Permitted Sub-accounts, which could cause Contract Value to transfer out of the AST Investment Grade Bond Sub-account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Contract year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the contract, all subsequent withdrawal amounts will be taxed as ordinary income.

 SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
 SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME SEVEN)
 Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven. Currently, if you elect Spousal Highest Daily Lifetime Seven and subsequently terminate the benefit, you may have a waiting period until you can elect Spousal Lifetime Five, Lifetime Five, Highest Daily Lifetime Seven, or Spousal Highest Daily Lifetime Seven. See "Election of and Designations under the Program" below for details. Spousal Highest Daily Lifetime Seven must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit is elected. Spousal Highest Daily Lifetime Seven is not available if you elect any other optional living benefit. As long as your Spousal Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Contract Value in accordance with the then permitted and available

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

 investment option(s) with this program. In the application for this benefit, we specify the permitted investment options - you may also contact us or your registered representative for further information.

 We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Contract, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime Seven benefit after the death of the first spouse. You are not required to make withdrawals as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Spousal Highest Daily Lifetime Seven, and in Appendix D to this prospectus, we set forth the formula under which we make those asset transfers.

 As discussed below, a key component of Spousal Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Contract Value, it is possible for the Contract Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Contract Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Seven.

 KEY FEATURE - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Contract Value. On each business day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Contract Value on the effective date of the benefit. On each business day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each business day (the "Current Business Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Business Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Business Day and the Current Business Day (i.e., one day for successive business Days, but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Business Day; and

 (2)the Contract Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 a. the Contract Value; or

 b. the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Contract Value; or

 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted Purchase Payments; or

 (3)the sum of:

    (a)200% of the Contract Value on the effective date of the benefit;
    (b)200% of all adjusted Purchase Payments made within one year after the effective date of the benefit; and
    (c)all adjusted Purchase Payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent Purchase Payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Contract Value.

 KEY FEATURE - Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Contract due to death or divorce. Under the Spousal Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount. A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Contract Value increases subsequent to your first withdrawal. We begin examining the Contract Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Contract Date of the Annuity (the "Contract Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Contract Anniversary, we identify the Contract Value on the business days corresponding to the end of each quarter that (i) is based on your contract year, rather than a calendar year;
 (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding contract year. If the end of any such quarter falls on a holiday or a weekend, we use the next business day. Having identified each of those quarter-end Contract Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Contract Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Contract Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Contract Anniversary, by performing a similar examination of the Contract Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 The Spousal Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Seven, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:
..   The Contract Date is December 1, 2007
..   The Spousal Highest Daily Lifetime Seven benefit is elected on March 5,
    2008.
..   The youngest Designated Life was 70 years old when he/she elected the
    Spousal Highest Daily Lifetime Seven benefit.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 Dollar-for-Dollar Reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that contract year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional Reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Contract Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that contract year to $0. The remaining withdrawal amount - $1,500
 - reduces the Annual Income Amount in future contract years on a proportional basis based on the ratio of the excess withdrawal to the Contract Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that contract year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Contract Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                          $  3,500.00
  Contract Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                        $  1,500.00
  Divided by Contract Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                  1.41%
  Annual Income Amount                                            $  6,000.00
  Less ratio of 1.41%                                            -$     84.51
  Annual Income Amount for future contract years                  $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Contract Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Contract Anniversary) of the highest quarterly value since your first withdrawal (or last Contract Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this contract year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next contract year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Contract Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 business days occur after the excess withdrawal on August 6.

                                  Highest Quarterly
                                 Value (adjusted with  Adjusted Annual Income
                                    withdrawal and    Amount (5% of the Highest
      Date*       Contract Value Purchase Payments)**     Quarterly Value)
-------------------------------------------------------------------------------
  June 1, 2008     $118,000.00       $118,000.00              $5,900.00
-------------------------------------------------------------------------------
 August 6, 2008    $110,000.00       $112,885.55              $5,644.28
-------------------------------------------------------------------------------
September 1, 2008  $112,000.00       $112,885.55              $5,644.28
-------------------------------------------------------------------------------
December 1, 2008   $119,000.00       $119,000.00              $5,950.00
-------------------------------------------------------------------------------

 * In this example, the Contract Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Contract Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Contract Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the contract year), resulting in an adjusted Contract Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Contract Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Contract Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Contract Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next contract year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 BENEFITS UNDER THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN PROGRAM
..   To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime Seven, and amounts are still payable under Spousal Highest Daily Lifetime Seven, we will make an additional payment, if any, for that contract year equal to the remaining Annual Income Amount for the contract year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the contract, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your contract, or if you decide to begin receiving annuity payments and there is a Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

    (1)apply your Contract Value to any Annuity option available; or
    (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then annuity payments will be made as a life annuity for the lifetime of the Designated Life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

    (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Contract; and
    (2)the Contract Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the
    Contract Anniversary coinciding with or next following the older of the owner or Annuitant's 95th birthday, will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under the Spousal Highest Daily Lifetime Seven Benefit are subject to all of the terms and conditions of the contract, including any CDSC.
..   Withdrawals made while the Spousal Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. The Spousal Highest Daily Lifetime Seven Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your contract you will receive the current surrender value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing the Spousal Highest Daily Lifetime Seven Benefit. The Spousal Highest Daily Lifetime benefit provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

..   Upon inception of the benefit, 100% of your Contract Value must be allocated to the permitted Sub-accounts.
..   You cannot allocate Purchase Payments or transfer Contract Value to the AST
    Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Investment Options Can I Choose?". Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Spousal Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements.
..   Currently, Owners electing this benefit must allocate Contract Value to one or more of the following asset allocation portfolios of the Advanced Series
    Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio AST T. Rowe Price Asset Allocation Portfolio, AST UBS Dynamic Alpha, or AST American Century Strategic Allocation.
..   The fee for Spousal Highest Daily Lifetime Seven is 0.75% annually of the
    Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next business day, if the quarter-end is not a business day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Contract Value alone. If the fee to be deducted exceeds the current Contract Value, we will reduce the Contract Value to zero, and continue the benefit as described above.

 Election of and Designations under the Program
 Spousal Highest Daily Lifetime Seven can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the program and at the death of the first of the Designated Lives to die. Currently, Spousal Highest Daily Lifetime Seven only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a) if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b) if the contract initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary under this benefit. If the Designated Lives divorce, the Spousal Highest Daily Lifetime Seven benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the contract appoint a new Designated Life upon re-marriage.

 Spousal Highest Daily Lifetime Seven can be elected at the time that you purchase your contract or after the Contract Date, subject to our eligibility rules and restrictions.

 Currently, if you terminate the Spousal Highest Daily Lifetime Seven benefit, you may only be allowed to re-elect the benefit or to elect the Lifetime Five Benefit, the Spousal Lifetime Five Benefit, or the Highest Daily Lifetime Seven Benefit on any anniversary of the Contract Date that is at least 90 calendar days from the date the Spousal Highest Daily Lifetime Seven Benefit was terminated. We reserve the right to further limit the election frequency in the future. Similarly, we generally may permit those who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, or Highest Daily Lifetime Seven to elect Spousal Highest Daily Lifetime Seven only on an anniversary of the Contract Date that is at least 90 calendar days from the date that such benefit was terminated. We reserve the right to waive that requirement.

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Contract Value on that Tenth Anniversary (or the next business day, if that anniversary is not a business day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a. your Contract Value on the day that you elected Spousal Highest Daily Lifetime Seven; and
 b. the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Contract Value on the Tenth Anniversary, we increase your Contract Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Contract Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Contract Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Contract Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Contract Value is available only if you have elected Spousal Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Program
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the contract (thus, the benefit does not terminate solely because of the death of the first Designated Life), (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount), (iv) upon your surrender of the contract (v) upon your election to begin receiving annuity payments (vi) if both the Contract Value and Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Program).

 Upon termination of Spousal Highest Daily Lifetime Seven other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Asset Transfer Component of Spousal Highest Daily Lifetime Seven
 As indicated above, we limit the Sub-accounts to which you may allocate Contract Value if you elect Spousal Highest Daily Lifetime Seven. For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Contract Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account. Under the asset transfer component of Spousal Highest Daily Lifetime Seven, we monitor your Contract Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in the Appendix D to this prospectus. Speaking generally, the formula, which we apply each business day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily annual income amount. Note that we use 5% in the formula, irrespective of the youngest Designated Life's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable Contract Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Spousal Highest Daily Lifetime Seven and existing Annuities that elect Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

 While you are not notified when your contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Contract Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Spousal Highest Daily Lifetime Seven.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
..   Not make any transfer; or
..   If a portion of your Contract Value was previously allocated to the AST
    Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or
..   Transfer all or a portion of your Contract Value in the Permitted
    Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

 If a significant amount of your Contract Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Contract Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that all or a significant portion of your Contract Value may be allocated to the AST Investment Grade Bond Sub-account. Note that if your entire Contract Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the Permitted Sub-accounts, which could cause Contract Value to transfer out of the AST Investment Grade Bond Sub-account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that Required Minimum Distributions due from your Contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the contract, all subsequent withdrawal amounts will be taxed as ordinary income.

 6: WHAT IS THE INCOME APPRECIATOR BENEFIT?

 INCOME APPRECIATOR BENEFIT
 The Income Appreciator Benefit (IAB) is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. IAB may be suitable for you in other circumstances as well, which you can discuss with your registered representative. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.

 If you want the Income Appreciator Benefit, you generally must elect it when you make your initial purchase payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.
..   The annuitant must be 75 or younger in order for you to elect the Income
    Appreciator Benefit.
..   If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your Contract Value. See "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?" in
    Section 8.

 Activation of the Income Appreciator Benefit
 YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.

 Once activated, you can receive the Income Appreciator Benefit:
..   IAB OPTION 1 at annuitization as part of an annuity payment;
..   IAB OPTION 2 during the accumulation phase through the IAB automatic withdrawal payment program; or
..   IAB OPTION 3 during the accumulation phase as an Income Appreciator Benefit credit to your contract over a 10-year period.

 Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

 If you do not activate the benefit prior to the maximum annuitization age you may lose all or part of the IAB.

 CALCULATION OF THE INCOME APPRECIATOR BENEFIT
 We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:
..   earnings are calculated as the difference between the Contract Value and the sum of all purchase payments;
..   earnings do not include (1) any amount added to the Contract Value as a result of the Spousal Continuance Option, or (2) if we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;
..   withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis; . the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.

         Number of Years Income Appreciator Benefit Income Appreciator
                     has been in Force              Benefit Percentage
         -------------------------------------------------------------
                            0-6                            0%
         -------------------------------------------------------------
                            7-9                            15%
         -------------------------------------------------------------
                           10-14                           20%
         -------------------------------------------------------------
                            15+                            25%
         -------------------------------------------------------------

 IAB Option 1 - Income Appreciator Benefit At Annuitization
 Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity date and add it to the adjusted Contract Value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

 6: WHAT IS THE INCOME APPRECIATOR BENEFIT? continued


 Effect of Income Appreciator Benefit on Guaranteed Minimum Income Benefit
 If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:

 1. the adjusted Contract Value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or
 2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.

 If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.

 Terminating the Income Appreciator Benefit
 The Income Appreciator Benefit will terminate on the earliest of:
..   the date you make a total withdrawal from the contract;
..   the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Option;
..   the date the Income Appreciator Benefit amount is reduced to zero
    (generally ten years after activation) under IAB Options 2 and 3;
..   the date of annuitization; or
..   the date the contract terminates.

 Upon termination of the Income Appreciator Benefit, we cease imposing the associated charge.

 INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE
 You may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good order. Under IAB Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.

 IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

 IAB Option 2 - Income Appreciator Benefit Automatic Withdrawal Payment Program Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10-year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal amount from your Contract Value, in which case each combined payment must be at least $100.

 The maximum automated withdrawal payment amount that you may receive from your Contract Value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed 10% of the Contract Value as of the date you activate the Income Appreciator Benefit.

 Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in Contract Value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributable to the Income Appreciator Benefit.

 After the ten-year payment period has ended, if the remaining Contract Value is $2,000 or more, the contract will continue. If the remaining Contract Value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining Contract Value and the contract will terminate. If the Contract Value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.

 Discontinuing the Income Appreciator Benefit Automatic Withdrawal Payment Program Under IAB Option 2
 You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the Contract Value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the Contract Value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable investment options, fixed interest rate options, or the market value adjustment option in the same proportions as your most recent purchase payment allocation percentages.

 You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the Contract Value in a lump sum before determining the adjusted Contract Value. The adjusted Contract Value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 IAB Option 3 - Income Appreciator Benefit Credit to Contract Value
 Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your Contract Value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate options, or the market value adjustment option in the same manner as your current allocation, unless you direct us otherwise. We will waive the $1,000 minimum requirement for the market value adjustment option. We will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in Contract Value due to the investment performance of any allocation option.

 Before we add the last Income Appreciator Benefit credit to your Contract Value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the Contract Value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.

 You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 Excess Withdrawals
 During the 10 year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is withdrawn from your Contract Value in a contract year that exceeds the sum of (1) 10% of the Contract Value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn.

 We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.

 Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the Contract Value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.

 Effect of Total Withdrawal on Income Appreciator Benefit
 We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.

 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?

 PURCHASE PAYMENTS
 The initial purchase payment is the amount of money you give us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers. (You may not make additional purchase payments if you purchase a contract issued in Massachusetts, or if you purchase a Contract With Credit issued in Pennsylvania.)

 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?  continued


 You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday of:
..   the owner,
..   the joint owner,
..   the annuitant, or
..   the co-annuitant.

 Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

 ALLOCATION OF PURCHASE PAYMENTS
 When you purchase a contract, we will allocate your invested purchase payment among the variable or fixed interest rate options, or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

 When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000 and, allocations to the market value adjustment option must be no less than $1,000.

 You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

 We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day. With respect to both your initial purchase payment and any subsequent purchase payment that is pending investment in our separate account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period.

 At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

 Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your contract to government regulators.

 CREDITS
 If you purchase the Contract With Credit, we will add a credit amount to your Contract Value with each purchase payment you make. The credit amount is allocated to the variable or fixed interest rate investment options or the market value adjustment option in the same percentages as the purchase payment.

 The bonus credit that we pay with respect to any purchase payment depends on
 (i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and (ii) the amount of the purchase payment. Specifically,
..   if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000; 5% if the purchase payment is equal to or greater than $250,000 but less than $1 million; or 6% if the purchase payment is $1 million or greater; and
..   if the elder owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.

 Under the Contract With Credit, if the owner returns the contract during the free look period, we will recapture the bonus credits. If we pay a death benefit under the contract, we have a contractual right to take back any credit we applied within one year of the date of death.

 CALCULATING CONTRACT VALUE
 The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

 Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

 1) adding up the total amount of money allocated to a specific investment option,
 2) subtracting from that amount insurance charges and any other applicable charges such as for taxes, and
 3) dividing this amount by the number of outstanding accumulation units.

 When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that variable investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

 We cannot guarantee that your Contract Value will increase or that it will not fall below the amount of your total purchase payments.

 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?

 There are charges and other expenses associated with the contract that reduce the return on your investment. These charges and expenses are described below.

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

 INSURANCE AND ADMINISTRATIVE CHARGES
 If you choose an optional Benefit option, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death Benefit amount exceeds the Contract Value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

 We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

 The death benefit charge is equal to:
..   1.40% on an annual basis if you choose the base death benefit,
..   1.65% on an annual basis if you choose either the roll-up or step-up
    Guaranteed Minimum Death Benefit option, (i.e., 0.25% in addition to the base death benefit charge),

 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT? continued

..   1.75% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge), or
..   1.90% on an annual basis if you choose the Highest Daily Value Death
    Benefit (i.e., 0.50% in addition to the base death benefit charge).

 We impose an additional insurance and administrative charge of 0.10% annually (of Contract Value attributable to the variable investment options) for the Contract With Credit.

 We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit or the Highest Daily Lifetime Five Benefit. We impose a charge of 0.60% or 0.75% of the Protected Withdrawal Value for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven, respectively. We impose an additional charge of 0.75% annually if you choose the Spousal Lifetime Five Income Benefit. Upon any reset of the amounts guaranteed under these benefits, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefits.

 If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.

 The charges that we discuss in this section are assessed against the assets of the separate account. Certain of these charges are part of the base annuity and other charges are assessed only if any available optional benefit is selected. If a fixed interest rate option is available under your contract, the interest rate that we credit to that option may be reduced by an amount that corresponds to the asset-based charges to which you are subject under the variable investment options.

 WITHDRAWAL CHARGE
 A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment being withdrawn was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.

 The withdrawal charge is the percentage, shown below, of the amount withdrawn.

           Number of Contract
           Anniversaries since Contract with Credit Contract without
            the Date of each        Withdrawal      Credit Withdrawal
            Purchase Payment          Charge             Charge
           ----------------------------------------------------------
                    0                   8%                 7%
           ----------------------------------------------------------
                    1                   8%                 6%
           ----------------------------------------------------------
                    2                   8%                 5%
           ----------------------------------------------------------
                    3                   8%                 4%
           ----------------------------------------------------------
                    4                   7%                 3%
           ----------------------------------------------------------
                    5                   6%                 2%
           ----------------------------------------------------------
                    6                   5%                 1%
           ----------------------------------------------------------
                    7                   0%                 0%
           ----------------------------------------------------------

 If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

 If you request a withdrawal, we will deduct an amount from the Contract Value that is sufficient to pay the withdrawal charge, and provide you with the amount requested.

 If you request a full withdrawal, we will provide you with the full amount of the Contract Value after making deductions for charges.

 Each contract year, you may withdraw a specified amount of your Contract Value without incurring a withdrawal charge. We make this "charge-free amount" available to you subject to approval of this feature in your state. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories - payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

 When you make a withdrawal (including a withdrawal under a lifetime withdrawal benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

 If a withdrawal or transfer is taken from a market value adjustment guarantee period prior to the expiration of the rate guarantee period, we will make a market value adjustment to the withdrawal amount, including the withdrawal charge. We will then apply a withdrawal charge to the adjusted amount.

 If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit.

 Withdrawal charges will never be greater than permitted by applicable law.

 WAIVER OF WITHDRAWAL CHARGE FOR CRITICAL CARE
 Except as restricted by applicable state law, we will waive all withdrawal charges and any market value adjustment upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else. Please consult your contract for details about how we define the key terms used for this waiver (e.g., eligible nursing home). Note that our requirements for this waiver may vary, depending on the state in which your contract was issued.

 MINIMUM DISTRIBUTION REQUIREMENTS
 If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

 CONTRACT MAINTENANCE CHARGE
 On each contract anniversary during the accumulation phase, if your Contract Value is less than $75,000, we will deduct the lesser of $35 or 2% of your Contract Value, for administrative expenses (this fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the Contract Value at which we waive this fee. The charge will be deducted proportionately from each of the contract's variable investment options, fixed interest rate options, and guarantee periods within the market value adjustment option. This same charge will also be deducted when you surrender your contract if your Contract Value is less than $75,000.

 GUARANTEED MINIMUM INCOME BENEFIT CHARGE
 We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value for the period the charge applies. We deduct the charge from your Contract Value on each of the following events:
..   each contract anniversary,
..   when you begin the income phase of the contract,
..   upon a full withdrawal, and
..   upon a partial withdrawal if the remaining Contract Value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

 If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

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 Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's Contract Value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

 The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the Contract Value allocated to the variable investment options, the fixed interest rate options, and the market value adjustment option. In some states, we may deduct the charge for the Guaranteed Minimum Income Benefit in a different manner. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the Contract Value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

 The fact that we may impose the charge upon a full or partial withdrawal does not impair your right to make a withdrawal at the time of your choosing.

 We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

 INCOME APPRECIATOR BENEFIT CHARGE
 We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your Contract Value. The Income Appreciator Benefit charge is calculated:
..   on each contract anniversary,
..   on the annuity date,
..   upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,
..   upon a full or partial withdrawal, and
..   upon a subsequent purchase payment.

 The fee is based on the Contract Value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

 Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:
..   on each contract anniversary,
..   on the annuity date,
..   upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,
..   upon a full withdrawal, and
..   upon a partial withdrawal if the Contract Value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.

 We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

 The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total Contract Value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal, or if the Contract Value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

 We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your Contract Value under IAB Option 3 increase the Contract Value, and because the IAB fee is a percentage of your Contract Value, the IAB fee may increase as a consequence of those additions.

 EARNINGS APPRECIATOR BENEFIT CHARGE
 We will impose an additional charge if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.30% of your Contract Value.

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 We calculate the charge on each of the following events:
..   each contract anniversary,
..   on the annuity date,
..   upon death of the sole or first to die of the owner or joint owner prior to the annuity date,
..   upon a full or partial withdrawal, and
..   upon a subsequent purchase payment.

 The fee is based on the Contract Value at time of calculation and is pro-rated based on the portion of the contract year since the date that the Earnings Appreciator Benefit charge was last calculated.

 Although the Earnings Appreciator Benefit charge may be calculated more often, it is deducted only:
..   on each contract anniversary,
..   on the annuity date,
..   upon death of the sole owner or the first to die of the owner or joint owner prior to the annuity date,
..   upon a full withdrawal, and
..   upon a partial withdrawal if the Contract Value remaining after the partial withdrawal is not enough to cover the then applicable charge.

 We withdraw this charge from each investment option (including each guarantee period) in the same proportion that the amount allocated to the investment option bears to the total Contract Value. Upon a full withdrawal or if the Contract Value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.

 BENEFICIARY CONTINUATION OPTION CHARGES
 If your beneficiary takes the Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the variable investment options, and is equal to an annual charge of 1.00%. In addition, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request. Finally, transfers in excess of 20 per year will incur a $10 transfer fee.

 TAXES ATTRIBUTABLE TO PREMIUM
 There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. We generally will deduct the state premium tax charge at the time of a withdrawal or surrender of your Contract or at the time you elect to begin receiving annuity payments. However, we also reserve the right to deduct the charge from each purchase payment at the time the tax is imposed, if earlier. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received.

 TRANSFER FEE
 You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market value adjustment, if any, is calculated. There is a different transfer fee under the Beneficiary Continuation Option.

 COMPANY TAXES
 We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

 In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because
 (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

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 CONTRACT? continued


 UNDERLYING MUTUAL FUND FEES
 When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2007, the fees of these funds ranged from 0.37% to 1.64% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.

 9: HOW CAN I ACCESS MY MONEY?

 You can Access Your Money by:
..   MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR
..   CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

 WITHDRAWALS DURING THE ACCUMULATION PHASE
 When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

 Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum Contract Value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the Contract Value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the Contract Value below such minimum.

 With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

 With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your Contract Value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the Contract Value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.

 Income Taxes, Tax Penalties, and Certain Restrictions also may Apply to any Withdrawal. For a more Complete Explanation, See Section 10.

 AUTOMATED WITHDRAWALS
 We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

 Income Taxes, Tax Penalties, Withdrawal Charges, and Certain Restrictions may Apply to Automated Withdrawals. For a more Complete Explanation, See
 Section 10.

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 SUSPENSION OF PAYMENTS OR TRANSFERS
 The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:
..   The New York Stock Exchange is closed (other than customary weekend and holiday closings);
..   Trading on the New York Stock Exchange is restricted;
..   An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or
..   The SEC, by order, permits suspension or postponement of payments for the protection of owners.

 We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?

 The tax considerations associated with an annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA contributions. The discussion includes a description of certain spousal rights under the contract, and our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your annuity is issued, we may offer certain spousal benefits to civil union couples. You should be aware, however, that federal tax law does not recognize civil unions. Therefore, we cannot permit a civil union partner to continue the annuity upon the death of the first partner under the annuity's "spousal continuance" provision. Civil union couples should consider that limitation before selecting a spousal benefit under the annuity.

 The discussion includes a description of certain spousal rights under the contract, and our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your annuity is issued, we may offer certain spousal benefits to civil union couples. You should be aware, however, that federal tax law does not recognize civil unions. Therefore, we cannot permit a civil union partner to continue the annuity upon the death of the first partner under the annuity's "spousal continuance" provision. Civil union couples should consider that limitation before selecting a spousal benefit under the annuity.

 NONQUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

 Taxes Payable by You
 We believe this annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.

 It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 You must commence annuity payments no later than the first day of the calendar month next following the maximum Annuity Date for your contract. Please refer to your annuity contract for the applicable maximum Annuity Date. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity Date described in your contract. However, the IRS may not then consider your contract to be an annuity under the tax law.

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 Taxes on Withdrawals and Surrender
 If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments until all purchase payments have been returned. After all purchase payments are returned, all subsequent amounts will be taxed as ordinary income. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefit programs or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

 If you choose to receive payments under an interest payment option, or a beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your annuity and will immediately subject any gain in the contract to income tax.

 Taxes on Annuity Payments
 A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 Tax Penalty for Early Withdrawal From a Nonqualified Annuity Contract
 You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled;
..   generally the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or
..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 Special Rules in Relation to Tax-Free Exchanges Under Section 1035
 Section 1035 of the Internal Revenue Code of 1986, as amended (Code), permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. In Revenue Procedure 2008-24, the IRS has indicated that where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 12 months of the date on which the partial exchange was completed, the transfer will retroactively be treated as a taxable distribution from the initial annuity contract and a contribution to the receiving annuity contract. Tax free exchange treatment will be retained if the subsequent surrender or distribution would be eligible for an exception to the 10% federal income tax penalty, other than the exceptions for substantially equal periodic payments or distributions under an immediate annuity. It is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

 If an annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to

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

 the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

 Taxes Payable by Beneficiaries
 The Death Benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the owner's estate. Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit
..   As a lump sum payment: the beneficiary is taxed on gain in the contract.
..   Within 5 years of death of owner: the beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).
..   Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the owner: the beneficiary is taxed on each payment (part will be treated as gain and part as return of purchase payments).

 Considerations for Contingent Annuitants: We may allow the naming of a contingent annuitant when a Nonqualified annuity contract is held by a pension plan or a tax favored retirement plan. In such a situation, the annuity may no longer qualify for tax deferral where the annuity contract continues after the death of the Annuitant. Note that in certain annuity contracts issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, we allow for the naming of a co-annuitant, which also is used to mean the successor annuitant (and not another life used for measuring the duration of an annuity payment option). Like in the case of a contingent annuitant, the annuity may no longer qualify for tax deferral where the contract continues after the death of the annuitant.

 Reporting and Withholding on Distributions
 Taxable amounts distributed from an annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified annuity.

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 Entity Owners
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will generally be subject to the tax reporting and withholding requirements for a Nonqualified annuity.

 Where a contract is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the contract is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under
 Section 72(s) of the Code. Under this circumstance, the contract value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the contract.

 Annuity Qualification
 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as

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 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
 ANNUITY ONE 3 CONTRACT? continued

 one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the annuity meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the investment options offered pursuant to this Prospectus. We reserve the right to take any action, including modifications to your annuity or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

 Required Distributions Upon Your Death for Nonqualified Annuity Contracts. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of such designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitants to die.

 Changes In Your Annuity. We reserve the right to make any changes we deem necessary to assure that your annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

 QUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Qualified annuity is an annuity contract with applicable endorsements for a tax-favored plan or a Nonqualified annuity contract held by a tax-favored retirement plan.

 The following is a general discussion of the tax considerations for Qualified annuity contracts. This annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

 A Qualified annuity may typically be purchased for use in connection with:
..   Individual retirement accounts and annuities (IRAs) which are subject to
    Sections 408(a) and 408(b) of the Code;
..   Roth IRAs under Section 408A of the Code;
..   A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);
..   H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);
..   Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax
    Deferred Annuities or TDAs);
..   Section 457 plans (subject to 457 of the Code).

 A Nonqualified annuity may also be purchased by a 401(a) trust or custodial IRA or Roth IRA account, or a Section 457 plan which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan as applicable, are the responsibility of the applicable trustee or custodian.

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

 You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

 Types of Tax-Favored Plans
 IRAs. If you buy an annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" and "Roth IRA Disclosure Statement" which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the annuity by notifying us in writing, and we will refund all of the purchase payments under the annuity (or, if provided by applicable state law, the amount credited under the annuity, if greater), less any applicable federal and state income tax withholding.

 Contributions Limits/Rollovers. Subject to the minimum purchase payment requirements of an annuity, you may purchase an annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by making a single contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year and the current year during the period from January 1 to April 15, or as a current year contribution. In 2008 the contribution limit is $5,000. After 2008 the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.

 The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an annuity, you can make regular IRA contributions under the annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA. In some circumstances, non-spouse beneficiaries may directly roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans.

 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
    70 1/2; and
..   Death and annuity payments must meet "required minimum distribution" rules described below.

 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% early withdrawal penalty described below;
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a required minimum distribution, also described below.

 SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:
..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $46,000 in 2008 ($45,000 in 2007) or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2008, this limit is $230,000 ($225,000 for 2007);
..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and
..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $15,500 in 2008 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $5,000 in 2008. These amounts are indexed for inflation. These annuities are not available for SARSEPs. You will also be provided the same information, and have the same "free look" period, as you would have if you purchased the contract for a standard IRA.

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 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
 ANNUITY ONE 3 CONTRACT? continued


 ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 Subject to the minimum purchase payment requirements of an annuity, if you meet certain income limitations you may purchase an annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA or Roth IRA by making a single contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year and the current year during the period from January 1 to April 15 of the current year, or with a current contribution. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can directly roll over contributions to a Roth IRA, subject to the same income limits. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once an annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Until 2010, participants with an adjusted gross income greater than $100,000 are not permitted to roll over funds from an employer plan, including a Roth 401(k) distribution, to a Roth IRA.

 TDAs. You may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) annuity) generally if you are either an employer or employee of a tax-exempt organization (as defined under Code
 Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your rights (or your employee's rights) to the annuity are nonforfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $15,500 in 2008. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $5,000 in 2008. This amount is indexed for inflation. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a 457 government plan. A contract may generally only qualify as a TDA if distributions of salary deferrals (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:
..   Your attainment of age 59 1/2;
..   Your severance of employment;
..   Your death;
..   Your total and permanent disability; or
..   Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).

 In any event, you must begin receiving distributions from your TDA by April 1/st/ of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another TDA or to a mutual fund "custodial account" described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

 Final regulations related to 403(b) contracts were issued in 2007. Under these final regulations, certain contract exchanges may be accepted only if the employer and the issuer have entered into the required information-sharing agreements. Such agreements must be in place by January 1, 2009. We do not currently accept transfers of funds under 403(b) contracts. Funds can only be added to the contract as a current salary deferral under an agreement with your employer or as a direct rollover from another employer plan. We intend to begin accepting such transfers in the future when we can comply with the new regulations.

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 Required Minimum Distributions and Payment Options
 If you hold the contract under an IRA (or other tax-favored plan), required minimum distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner.

 Required minimum distributions are calculated based on the sum of the account value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the account value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the annuity and an increased amount of taxable income distributed to the annuity owner, and a reduction of death benefits and the benefits of any optional riders.

 You can use the Minimum Distribution option to satisfy the required minimum distribution rules for an annuity without either beginning annuity payments or surrendering the annuity. We will distribute to you the required minimum distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same owner, similar rules apply.

 Required Distributions Upon Your Death for Qualified Annuity Contracts
 Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, the designated beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.
..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement.
..   If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in a Qualified annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

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 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
 ANNUITY ONE 3 CONTRACT? continued


 Tax Penalty for Early Withdrawals From Qualified Annuity Contracts
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled; or
..   generally the amount paid or received is in the form of substantially equal payments not less frequently than annually. (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will result in retroactive application of the 10% tax penalty.)

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 Withholding
 We will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is "directly" rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, 457 government plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a 457 governmental plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

 ERISA Requirements
 ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this Prospectus. Information about sales representatives and commissions may be found in the sections of this Prospectus addressing distribution of the annuities.

 Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

 Please consult with your tax advisor if you have any questions about ERISA and these disclosure requirements.

 Spousal Consent Rules for Retirement Plans - Qualified Contracts
 If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

 Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a "qualified joint and survivor annuity" (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in

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 the form of an annuity for your spouse's lifetime and is called a "qualified pre-retirement survivor annuity" (QPSA). If the plan pays Death Benefits to other beneficiaries, you may elect to have a beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.

 Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

 IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated beneficiary.

 Additional Information
 For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

 Generation - Skipping Transfers
 If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

 11: OTHER INFORMATION

 PRUCO LIFE INSURANCE COMPANY
 Pruco Life Insurance Company (Pruco Life) is a stock life insurance company which was organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.

 Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.

 Pruco Life publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life that is annually audited by independent accountants. Pruco's Life annual report for the year ended December 31, 2007, together with subsequent periodic reports that Pruco Life files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life is 811-07325. You may read and copy any filings made by Pruco Life with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.

 Pruco Life conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed "service providers" under the Investment Company Act of 1940. The entities engaged by Pruco Life may change over time. As of December 31, 2007, non-affiliated entities that could be deemed service providers to Pruco Life and/or another insurer within the Prudential Annuities business unit consisted of the following: ADP (proxy tabulation services) located at 100 Burma Road Jersey City, New Jersey 07305, Alliance-One Services Inc. (administration of variable life policies) located at 55 Hartland Street East Hartford CT 06108, BISYS Retirement Services (qualified plan administrator) located at 200 Dryden Road Dresher, PA 19025, Blue Frog Solutions, Inc. (order entry systems provider) located at 555 SW 12th Ave, Suite 202 Pompano Beach, FL 33069, EBIX Inc. (order-entry system) located at 5 Concourse Parkway Suite 3200 Atlanta, GA 30328, Diversified Information Technologies Inc. (records management) located at 123 Wyoming Ave Scranton, PA 18503, Fosdick Fulfillment Corp. (fulfillment of prospectuses and marketing materials) located at 26 Barnes Industrial Park Road North Wallingford, CT 06492, Insurance Technologies (annuity illustrations) located at Two South Cascade Avenue, Suite 200 Colorado Springs, CO 80903, Lason Systems Inc. (contract printing

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 11: OTHER INFORMATION continued

 and mailing) located at 1305 Stephenson Highway Troy, MI 48083, Morningstar Associates LLC (asset allocation recommendations) located at 225 West Wacker Drive Chicago, IL 60606, Pershing LLC (order-entry systems provider) located at One Pershing Plaza Jersey City, NJ 07399, Personix (printing and fulfillment of confirmations and client statements) located at 13100 North Promenade Boulevard Stafford, TX 77477, RR Donnelley Receivables Inc. (printing annual reports and prospectuses) located at 111 South Wacker Drive Chicago, IL 60606-4301, Stanton Group (qualified plan administrator) located at Two Pine Tree Drive Suite 400 Arden Hills, MN 55112 Attention: Alerus Retirement Solutions, State Street (accumulation unit value calculations) located at State Street Financial Center One Lincoln Street Boston, Massachusetts 02111, The Harty Press, Inc. (printing and fulfillment of marketing materials) located at 25 James Street New Haven, CT 06513, VG Reed & Sons Inc. (printing and fulfillment of annual reports) located at 1002 South 12th Street Louisville, KY 40210, William B. Meyer (printing and fulfillment of prospectuses and marketing materials) located at 255 Long Beach Boulevard Stratford, CT 06615 .

 THE SEPARATE ACCOUNT
 We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

 SALE AND DISTRIBUTION OF THE CONTRACT
 Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the annuities offered through this prospectus. PAD acts as the distributor of a number of annuity and life insurance products, and is the co-distributor of the Advanced Series Trust. PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial Industry Regulatory Authority (FINRA).

 The contract is offered on a continuous basis. PAD enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PAD may offer the contract directly to potential purchasers.

 Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Contract Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

 In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PAD may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PAD. Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.

 To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

 You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

 We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by the FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

 The list below identifies three general types of payments that PAD pays which are broadly defined as follows:
..   Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker-dealers).
..   Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm (or its affiliated broker-dealers).
..   Fixed Payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker-dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

 The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2007) received payment with respect to annuity business during 2007 (or as to which a payment amount was accrued during 2007). The firms listed below include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2007, the least amount paid, and greatest amount paid, were $2,072 and $1,325,582, respectively.

 NAME OF FIRM:
 Advantage Capital Corporation
 AIG Financial Advisors, Inc.
 Citigroup Global Markets, Inc.
 Financial Network Investment Corp.
 FSC Securities Corp.
 ING Financial Partners
 Merrill Lynch
 Morgan Stanley
 Multi-Financial Securities Corporation
 Primevest
 Raymond James & Associates
 Raymond James Financial Services
 Royal Alliance
 Stifel Nicolaus & Co., Inc.
 Sunamerica Securities, Inc.
 UBS Financial Services
 Wachovia

 On July 1, 2003, Prudential Financial combined its retail securities brokerage and clearing operations with those of Wachovia Corporation ("Wachovia"), and formed Wachovia Securities Financial Holdings, LLC ("Wachovia Securities"), a joint venture headquartered in Richmond, Virginia. Wachovia is the majority owner and Prudential Financial, indirectly through subsidiaries, is a minority owner of Wachovia Securities.

 LEGAL PROCEEDINGS
 Pruco Life is subject to legal and regulatory actions in the ordinary course of its businesses. Pending legal and regulatory actions include proceedings specific to Pruco Life and proceedings generally applicable to business practices in the industries in which Pruco Life operates. Pruco Life is subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In its annuity operations, Pruco Life is subject to litigation involving class action lawsuits and other litigation alleging, among other things, that Pruco Life made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. Pruco Life is also subject to litigation arising out of its general business

 11: OTHER INFORMATION continued

 activities, such as its investments and third-party contracts. Regulatory authorities from time to time make inquiries and conduct investigations and examinations relating particularly to Pruco Life and its businesses and products. In addition, Pruco Life, along with other participants in the businesses in which Pruco Life engage, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of its pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of a litigation or regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

 Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, the outcome cannot be predicted. It is possible that the results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Pruco Life's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Pruco Life's financial position. Management believes, however, that based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on Pruco Life's financial position.

 ASSIGNMENT
 In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the Contract Value on the date the assignment occurs. For details, see Section 4, "What Is The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

 If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

 FINANCIAL STATEMENTS
 The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners Annuity One 3 contract, are included in the Statement of Additional Information.

 STATEMENT OF ADDITIONAL INFORMATION
 Contents:
..   Company
..   Experts
..   Principal Underwriter
..   Allocation of Initial Purchase Payment
..   Determination of Accumulation Unit Values
..   Financial Statements
..   Separate Account Financial Information
..   Company Financial Information

 HOUSEHOLDING
 To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

 MARKET VALUE ADJUSTMENT FORMULA
 General Formula
 The formula under which Pruco Life calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under the market value adjustment option is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before MVA) X (1 +
 MVA). The MVA itself is calculated as follows:

                                 MVA =  [   (       1 + I     )//N/12// ]   -1
                                                ---------
                                                1 + J + .0025

 where:   I   =   the guaranteed credited interest rate (annual effective) for the given contract at the time of withdrawal or annuitization or settlement.

          J   =   the current credited interest rate offered on new money at the time of withdrawal or annuitization or settlement for a guarantee period of equal length to the number of whole years remaining in the Contract's current guarantee period plus one year.

          N   =   equals the remaining number of months in the contract's current guarantee period (rounded up)
                  at the time of withdrawal or annuitization or settlement.

 Pennsylvania Formula
 We use the same MVA formula with respect to contracts issued in Pennsylvania as the general formula, except that "J" in the formula above uses an interpolated rate as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

 m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

 where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.

 Indiana Formula
 We use the following MVA formula for contracts issued in Indiana:

                                     MVA =  [   (   1 + I )//N/12// ]   -1
                                                    ---
                                                    1 + J

 The variables I, J and N retain the same definitions as the general formula.

 Market Value Adjustment Example
 (ALL STATES EXCEPT INDIANA AND PENNSYLVANIA)

 The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

 Positive market value adjustment
..   Suppose a contract owner made an invested purchase payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

                               N   =   38
                               I   =   6% (0.06)
                               J   =   5% (0.05)

 11: OTHER INFORMATION continued


 The MVA factor calculation would be: [(1.06)/(1.05 + 0.0025)] to the (38/12) power -1 = 0.02274

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11 X 0.02274 = $253.03

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11 + $253.03 = $11,380.14

 The MVA may not always be positive. Here is an example where it is negative.
..   Suppose a contract owner made an invested purchase payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

                               N   =   38
                               I   =   6% (0.06)
                               J   =   7% (0.07)

 The MVA factor calculation would be: [(1.06)/(1.07 + 0.0025)] to the (38/12) power -1 = -0.03644

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11 X (-0.03644) = -$405.47

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11 + (-$405.47) = $10,721.64

 Market Value Adjustment Example
 (PENNSYLVANIA)

 The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

 Positive market value adjustment
..   Suppose a contract owner made an invested purchase payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

         N   =   38
         I   =   6% (0.06)
         J   =   [(61/365) X 0.05] + [((365 - 61)/365) X 0.04] = 0.0417

 The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the (38/12) power -1 = 0.04871

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11 X 0.04871 = $542.00

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11 + $542.00 = $11,669.11

 The MVA may not always be positive. Here is an example where it is negative.
..   Suppose a contract owner made an invested purchase payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 8%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

         N   =   38
         I   =   6%(0.06)
         J   =   [(61/365) X 0.08] + [((365 - 61)/365) X 0.07] = 0.0717

 The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the (38/12) power -1 = -0.04126

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11 X (-0.04126) = -$459.10

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11 + (-$459.10) = $10,668.01

 Market Value Adjustment Example
 (INDIANA)

 The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

 Positive market value adjustment
..   Suppose a contract owner made an invested purchase payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

                               N   =   38
                               I   =   6% (0.06)
                               J   =   5% (0.05)

 The MVA factor calculation would be: [(1.06)/(1.05)] to the (38/12) power -1 = 0.03047

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11 X 0.03047 = $339.04

 11: OTHER INFORMATION continued


 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11 + $339.04 = $11,466.15

 The MVA may not always be positive. Here is an example where it is negative.

..   Suppose a contract owner made an invested purchase payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

                               N   =   38
                               I   =   6% (0.06)
                               J   =   7% (0.07)

 The MVA factor calculation would be: [(1.06)/(1.07)] to the (38/12) power -1 = -0.02930

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11 X (-0.02930) = -$326.02

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11 + (-$326.02) = $10,801.09

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, the Strategic Partners Annuity One 3 Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your Contract Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Contract Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.

                        STRATEGIC PARTNERS ANNUITY ONE 3
                          Pruco Life Insurance Company
                                   PROSPECTUS

    ACCUMULATION UNIT VALUES: (Contract w/o Credit, Base Death Benefit 1.40)

                                                                         Number of
                                     Accumulation     Accumulation      Accumulation
                                     Unit Value at    Unit Value at Units Outstanding at
                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------
Jennison Portfolio
    1/6/2003* to 12/31/2003            $1.01724         $1.24006         2,381,401
    1/1/2004 to 12/31/2004             $1.24006         $1.34066         4,524,803
    1/1/2005 to 12/31/2005             $1.34066         $1.51459         4,956,862
    1/1/2006 to 12/31/2006             $1.51459         $1.52034         4,998,903
    1/1/2007 to 12/31/2007             $1.52034         $1.67913         4,618,873
----------------------------------------------------------------------------------------
Prudential Equity Portfolio
    1/6/2003* to 12/31/2003            $1.01834         $1.25778         1,368,678
    1/1/2004 to 12/31/2004             $1.25778         $1.36350         2,684,031
    1/1/2005 to 12/31/2005             $1.36350         $1.49905         4,101,155
    1/1/2006 to 12/31/2006             $1.49905         $1.66417         4,091,488
    1/1/2007 to 12/31/2007             $1.66417         $1.79403         3,606,246
----------------------------------------------------------------------------------------
Prudential Global Portfolio
    1/6/2003* to 12/31/2003            $1.00588         $1.28481           805,296
    1/1/2004 to 12/31/2004             $1.28481         $1.38861         1,508,350
    1/1/2005 to 12/31/2005             $1.38861         $1.58951         1,710,458
    1/1/2006 to 12/31/2006             $1.58951         $1.87567         1,660,403
    1/1/2007 to 12/31/2007             $1.87567         $2.04345         1,667,758
----------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    1/6/2003* to 12/31/2003             $0.9997         $0.99449         2,049,651
    1/1/2004 to 12/31/2004             $0.99449         $0.99063         2,305,599
    1/1/2005 to 12/31/2005             $0.99063         $1.00520         2,461,350
    1/1/2006 to 12/31/2006             $1.00520         $1.03840         3,178,584
    1/1/2007 to 12/31/2007             $1.03840         $1.07563         3,381,860
----------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    1/6/2003* to 12/31/2003            $1.02199         $1.22414         3,356,056
    1/1/2004 to 12/31/2004             $1.22414         $1.33335         6,275,540
    1/1/2005 to 12/31/2005             $1.33335         $1.37464         7,333,743
    1/1/2006 to 12/31/2006             $1.37464         $1.56643         7,169,693
    1/1/2007 to 12/31/2007             $1.56643         $1.62347         6,745,674
----------------------------------------------------------------------------------------
Prudential Value Portfolio
    1/6/2003* to 12/31/2003            $1.02526         $1.22392           900,360
    1/1/2004 to 12/31/2004             $1.22392         $1.40386         2,404,499
    1/1/2005 to 12/31/2005             $1.40386         $1.61508         3,335,527
    1/1/2006 to 12/31/2006             $1.61508         $1.91044         3,740,472
    1/1/2007 to 12/31/2007             $1.91044         $1.94400         3,573,077

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    1/6/2003* to 12/31/2003                          $1.01313         $1.27916          1,545,924
    1/1/2004 to 12/31/2004                           $1.27916         $1.44765          4,414,881
    1/1/2005 to 12/31/2005                           $1.44765         $1.57741          5,640,314
    1/1/2006 to 12/31/2006                           $1.57741         $1.77768          5,283,029
    1/1/2007 to 12/31/2007                           $1.77768         $1.91433          4,900,641
------------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    1/6/2003* to 12/31/2003                          $1.01134         $1.22149            436,202
    1/1/2004 to 12/31/2004                           $1.22149         $1.34749            936,271
    1/1/2005 to 4/29/2005                            $1.34749         $1.24414                  0
------------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    1/6/2003* to 12/31/2003                          $1.01232         $1.19626            301,134
    1/1/2004 to 12/31/2004                           $1.19626         $1.28343            837,364
    1/1/2005 to 12/31/2005                           $1.28343         $1.32432            965,159
    1/1/2006 to 12/31/2006                           $1.32432         $1.51572            827,880
    1/1/2007 to 12/31/2007                           $1.51572         $1.61162            664,837
------------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    1/6/2003* to 12/31/2003                          $1.01908         $1.17938          1,236,101
    1/1/2004 to 12/31/2004                           $1.17938         $1.23406          2,216,249
    1/1/2005 to 12/31/2005                           $1.23406         $1.41770          2,320,476
    1/1/2006 to 12/31/2006                           $1.41770         $1.48086          2,445,987
    1/1/2007 to 12/31/2007                           $1.48086         $1.58021          2,212,527
------------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    1/6/2003* to 12/31/2003                          $1.00979         $1.19393         12,267,993
    1/1/2004 to 12/31/2004                           $1.19393         $1.30793         26,018,065
    1/1/2005 to 12/31/2005                           $1.30793         $1.38790         33,510,409
    1/1/2006 to 12/31/2006                           $1.38790         $1.51519         30,348,691
    1/1/2007 to 12/31/2007                           $1.51519         $1.63393         27,967,179
------------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    1/6/2003* to 12/31/2003                          $1.00745         $1.13654          7,810,706
    1/1/2004 to 12/31/2004                           $1.13654         $1.22048         20,504,877
    1/1/2005 to 12/31/2005                           $1.22048         $1.27471         24,154,580
    1/1/2006 to 12/31/2006                           $1.27471         $1.36612         23,527,407
    1/1/2007 to 12/31/2007                           $1.36612         $1.47370         19,741,123
------------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    1/6/2003* to 12/31/2003                          $1.00887         $1.24835          3,564,458
    1/1/2004 to 12/31/2004                           $1.24835         $1.38531          6,407,256
    1/1/2005 to 12/31/2005                           $1.38531         $1.49631          6,823,589
    1/1/2006 to 12/31/2006                           $1.49631         $1.69738          6,608,881
    1/1/2007 to 12/31/2007                           $1.69738         $1.75049          5,933,706
------------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    1/6/2003* to 12/31/2003                          $1.01511         $1.29026          2,793,324
    1/1/2004 to 12/31/2004                           $1.29026         $1.53570          6,372,012
    1/1/2005 to 12/31/2005                           $1.53570         $1.58443          7,198,239
    1/1/2006 to 12/31/2006                           $1.58443         $1.79078          6,637,398
    1/1/2007 to 12/31/2007                           $1.79078         $1.70189          6,012,163
------------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    1/6/2003* to 12/31/2003                          $1.01135         $1.23975          7,383,151
    1/1/2004 to 12/31/2004                           $1.23975         $1.38211         19,325,934
    1/1/2005 to 12/31/2005                           $1.38211         $1.48911         23,285,380
    1/1/2006 to 12/31/2006                           $1.48911         $1.65769         22,269,583
    1/1/2007 to 12/31/2007                           $1.65769         $1.78549         21,178,679

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
                                               Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    1/6/2003* to 12/31/2003                         $1.02725         $1.21457          1,098,747
    1/1/2004 to 12/31/2004                          $1.21457         $1.41041          1,973,944
    1/1/2005 to 12/31/2005                          $1.41041         $1.48345          2,568,911
    1/1/2006 to 12/31/2006                          $1.48345         $1.73324          2,256,401
    1/1/2007 to 12/31/2007                          $1.73324         $1.66085          1,977,949
-----------------------------------------------------------------------------------------------------
SP International Value Portfolio
    1/6/2003* to 12/31/2003                         $1.01281         $1.23393          1,148,393
    1/1/2004 to 12/31/2004                          $1.23393         $1.40924          2,233,253
    1/1/2005 to 12/31/2005                          $1.40924         $1.58122          2,606,065
    1/1/2006 to 12/31/2006                          $1.58122         $2.01320          2,743,549
    1/1/2007 to 12/31/2007                          $2.01320         $2.34427          2,352,331
-----------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    1/6/2003* to 12/31/2003                         $1.02112         $1.20717            455,643
    1/1/2004 to 12/31/2004                          $1.20717         $1.33789            972,645
    1/1/2005 to 4/29/2005                           $1.33789         $1.25025                  0
-----------------------------------------------------------------------------------------------------
SP Mid Cap Growth Portfolio
    1/6/2003* to 12/31/2003                         $1.00463         $1.33928            846,352
    1/1/2004 to 12/31/2004                          $1.33928         $1.57888          2,103,385
    1/1/2005 to 12/31/2005                          $1.57888         $1.63898          3,625,123
    1/1/2006 to 12/31/2006                          $1.63898         $1.58504          3,322,902
    1/1/2007 to 12/31/2007                          $1.58504         $1.81642          2,879,884
-----------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    1/6/2003* to 12/31/2003                         $1.00530         $1.19841          3,514,084
    1/1/2004 to 12/31/2004                          $1.19841         $1.29196          7,294,050
    1/1/2005 to 12/31/2005                          $1.29196         $1.32558          8,189,606
    1/1/2006 to 12/31/2006                          $1.32558         $1.43180          7,543,576
    1/1/2007 to 12/31/2007                          $1.43180         $1.46552          7,102,492
-----------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    1/6/2003* to 12/31/2003                         $1.00076         $1.04684          9,081,987
    1/1/2004 to 12/31/2004                          $1.04684         $1.08689         15,192,943
    1/1/2005 to 12/31/2005                          $1.08689         $1.09767         17,074,503
    1/1/2006 to 12/31/2006                          $1.09767         $1.12250         17,153,661
    1/1/2007 to 12/31/2007                          $1.12250         $1.21148         15,945,019
-----------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    1/6/2003* to 12/31/2003                         $1.01864         $1.36653          1,350,535
    1/1/2004 to 12/31/2004                          $1.36653         $1.63587          2,782,102
    1/1/2005 to 12/31/2005                          $1.63587         $1.90014          3,759,244
    1/1/2006 to 12/31/2006                          $1.90014         $2.05363          3,618,481
    1/1/2007 to 12/31/2007                          $2.05363         $2.36566          3,254,239
-----------------------------------------------------------------------------------------------------
SP Small Cap Growth Portfolio
    1/6/2003* to 12/31/2003                         $1.01406         $1.30191            453,998
    1/1/2004 to 12/31/2004                          $1.30191         $1.27212          1,180,076
    1/1/2005 to 12/31/2005                          $1.27212         $1.28565          1,407,515
    1/1/2006 to 12/31/2006                          $1.28565         $1.42492          1,449,680
    1/1/2007 to 12/31/2007                          $1.42492         $1.49464          1,298,483
-----------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    1/6/2003* to 12/31/2003                         $1.01518         $1.19388            620,221
    1/1/2004 to 12/31/2004                          $1.19388         $1.30209            976,074
    1/1/2005 to 12/31/2005                          $1.30209         $1.47863          1,062,759
    1/1/2006 to 12/31/2006                          $1.47863         $1.44859          1,110,143
    1/1/2007 to 12/31/2007                          $1.44859         $1.64616            897,856

                                                                                                    Number of
                                                                Accumulation     Accumulation      Accumulation
                                                                Unit Value at    Unit Value at Units Outstanding at
                                                             Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------------
SP Technology Portfolio
    1/6/2003* to 12/31/2003                                        $1.03407         $1.34037          281,067
    1/1/2004 to 12/31/2004                                         $1.34037         $1.32188          625,708
    1/1/2005 to 4/29/2005                                          $1.32188         $1.18074                0
-------------------------------------------------------------------------------------------------------------------
SP International Growth Portfolio
    1/6/2003* to 12/31/2003                                        $1.01151         $1.35112          959,373
    1/1/2004 to 12/31/2004                                         $1.35112         $1.55290        1,816,111
    1/1/2005 to 12/31/2005                                         $1.55290         $1.78245        2,169,905
    1/1/2006 to 12/31/2006                                         $1.78245         $2.12789        2,341,853
    1/1/2007 to 12/31/2007                                         $2.12789         $2.50846        2,275,448
-------------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99886         $9.99933            3,576
    1/1/2006 to 12/31/2006                                         $9.99933        $11.40838          119,649
    1/1/2007 to 12/31/2007                                        $11.40838        $12.32551          132,989
-------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005 to 12/02/2005                                       $10.09338        $11.73323                0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                                      $10.07970        $10.33229            1,646
    1/1/2006 to 12/31/2006                                        $10.33229        $12.36530            6,319
    1/1/2007 to 12/31/2007                                        $12.36530        $11.75873           12,238
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                                      $10.05481        $10.28681            4,368
    1/1/2006 to 12/31/2006                                        $10.28681        $11.89718           15,304
    1/1/2007 to 12/31/2007                                        $11.89718        $12.33375           17,371
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Growth + Value Portfolio
    3/14/2005 to 12/02/2005                                       $10.05009        $11.34495                0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                                      $10.04988        $10.42169            9,629
    1/1/2006 to 12/31/2006                                        $10.42169        $11.57321           14,460
    1/1/2007 to 12/31/2007                                        $11.57321        $11.65038           14,060
-------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                                      $10.06658        $10.35426            6,955
    1/1/2006 to 12/31/2006                                        $10.35426        $11.93304           28,450
    1/1/2007 to 12/31/2007                                        $11.93304        $11.75498           32,699
-------------------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 formerly, AST American Century Strategic Balanced Portfolio
    3/14/2005* to 12/31/2005                                      $10.04202        $10.33700            1,647
    1/1/2006 to 12/31/2006                                        $10.33700        $11.18026            4,965
    1/1/2007 to 12/31/2007                                        $11.18026        $12.00848            4,538
-------------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99886        $10.01933           41,437
    1/1/2006 to 12/31/2006                                        $10.01933        $11.04402          468,013
    1/1/2007 to 12/31/2007                                        $11.04402        $11.89376          592,510
-------------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99886        $10.00933            3,150
    1/1/2006 to 12/31/2006                                        $10.00933        $11.22130          261,959
    1/1/2007 to 12/31/2007                                        $11.22130        $12.14221          270,474
-------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                                      $10.14710        $12.04155            7,726
    1/1/2006 to 12/31/2006                                        $12.04155        $16.23834           27,937
    1/1/2007 to 12/31/2007                                        $16.23834        $12.82033           27,232
-------------------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99886        $10.02932            5,075
    1/1/2006 to 12/31/2006                                        $10.02932        $10.93553          231,745
    1/1/2007 to 12/31/2007                                        $10.93553        $11.76251          285,487

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST DeAm Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.08492        $10.73678           4,470
    1/1/2006 to 12/31/2006                           $10.73678        $12.88954          23,163
    1/1/2007 to 12/31/2007                           $12.88954        $12.86054          24,905
------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 formerly, AST DeAm Small-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.01133        $10.33264           3,220
    1/1/2006 to 12/31/2006                           $10.33264        $10.98080           6,732
    1/1/2007 to 12/31/2007                           $10.98080        $12.85490           6,049
------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.04570        $10.03757          10,009
    1/1/2006 to 12/31/2006                           $10.03757        $11.87455          14,889
    1/1/2007 to 12/31/2007                           $11.87455         $9.62921          17,907
------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                          $9.99886        $10.98052          10,883
    1/1/2006 to 12/31/2006                           $10.98052        $12.22751          24,187
    1/1/2007 to 12/31/2007                           $12.22751        $13.40975          25,684
------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
 formerly, AST Global Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.01541        $10.64464             397
    1/1/2006 to 12/31/2006                           $10.64464        $11.66754             889
    1/1/2007 to 12/31/2007                           $11.66754        $11.72906           9,777
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.03302        $10.78065           5,713
    1/1/2006 to 12/31/2006                           $10.78065        $11.69442          17,915
    1/1/2007 to 12/31/2007                           $11.69442        $13.14587          21,367
------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                          $9.97681         $9.87825          13,582
    1/1/2006 to 12/31/2006                            $9.87825        $10.75063          26,283
    1/1/2007 to 12/31/2007                           $10.75063        $10.86456          28,479
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                          $9.99886        $10.60000          15,282
    1/1/2006 to 12/31/2006                           $10.60000        $11.11019          28,015
    1/1/2007 to 12/31/2007                           $11.11019        $13.07586          25,547
------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    3/14/2005* to 12/31/2005                          $9.91389        $10.67460           6,403
    1/1/2006 to 12/31/2006                           $10.67460        $12.92733          29,504
    1/1/2007 to 12/31/2007                           $12.92733        $13.95132          32,019
------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.07726        $10.57804          19,588
    1/1/2006 to 12/31/2006                           $10.57804        $12.35800          30,809
    1/1/2007 to 12/31/2007                           $12.35800        $11.82253          26,349
------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    3/14/2005* to 12/31/2005                          $9.99886         $9.96977          12,066
    1/1/2006 to 12/31/2006                            $9.96977        $10.79596          20,384
    1/1/2007 to 12/31/2007                           $10.79596        $11.29424          44,365
------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.12625        $10.92526          23,473
    1/1/2006 to 12/31/2006                           $10.92526        $11.55444          44,652
    1/1/2007 to 12/31/2007                           $11.55444        $13.09923          44,836
------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                          $9.96626        $10.49866           6,432
    1/1/2006 to 12/31/2006                           $10.49866        $12.87030          13,260
    1/1/2007 to 12/31/2007                           $12.87030        $13.88494          15,561

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
                                                       Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                                $10.03693        $10.78089           8,370
    1/1/2006 to 12/31/2006                                  $10.78089        $11.65979          14,872
    1/1/2007 to 12/31/2007                                  $11.65979        $13.23519          13,994
-------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                                $10.06503        $10.37369           5,745
    1/1/2006 to 12/31/2006                                  $10.37369        $11.68807          10,198
    1/1/2007 to 12/31/2007                                  $11.68807        $11.84309          11,407
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                                $10.05576        $11.35869          20,075
    1/1/2006 to 12/31/2006                                  $11.35869        $12.77698          39,746
    1/1/2007 to 12/31/2007                                  $12.77698        $15.39741          39,500
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                                $10.02196        $10.90682          36,991
    1/1/2006 to 12/31/2006                                  $10.90682        $11.91306          55,946
    1/1/2007 to 12/31/2007                                  $11.91306        $12.12014          51,061
-------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                                 $9.99886        $10.07733          18,139
    1/1/2006 to 12/31/2006                                  $10.07733        $10.31847          35,541
    1/1/2007 to 12/31/2007                                  $10.31847        $10.86715          44,564
-------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                 $9.99886        $10.03931          16,239
    1/1/2006 to 12/31/2006                                  $10.03931        $10.68916          53,179
    1/1/2007 to 12/31/2007                                  $10.68916        $11.45988          79,407
-------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                                $10.04866        $10.66828           9,025
    1/1/2006 to 12/31/2006                                  $10.66828        $12.63027          22,602
    1/1/2007 to 12/31/2007                                  $12.63027        $11.75648          26,186
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                                $10.02867        $10.37610          15,317
    1/1/2006 to 12/31/2006                                  $10.37610        $11.51159          59,405
    1/1/2007 to 12/31/2007                                  $11.51159        $12.06970          60,689
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                                 $9.94939         $9.46839          12,121
    1/1/2006 to 12/31/2006                                   $9.46839         $9.92364          28,674
    1/1/2007 to 12/31/2007                                   $9.92364        $10.72994          27,378
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                                $10.00286        $11.76236          93,690
    1/1/2006 to 12/31/2006                                  $11.76236        $13.44068         151,231
    1/1/2007 to 12/31/2007                                  $13.44068        $18.62348         170,580
-------------------------------------------------------------------------------------------------------------
Gartmore NVIT Developing Markets Fund
 formerly, Gartmore GVIT Developing Markets Fund
    3/14/2005* to 12/31/2005                                 $9.88103        $12.08600          18,558
    1/1/2006 to 12/31/2006                                  $12.08600        $16.04073          30,757
    1/1/2007 to 12/31/2007                                  $16.04073        $22.70075          36,592
-------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio--Service Shares
    1/6/2003* to 12/31/2003                                  $1.02245         $1.24622         208,132
    1/1/2004 to 12/31/2004                                   $1.24622         $1.28061         415,826
    1/1/2005 to 12/31/2005                                   $1.28061         $1.31370         497,033
    1/1/2006 to 12/31/2006                                   $1.31370         $1.43985         593,263
    1/1/2007 to 12/31/2007                                   $1.43985         $1.62992         544,343
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                $9.99886         $9.98290               0

 *  Denotes the start date of these sub-accounts

                        STRATEGIC PARTNERS ANNUITY ONE 3
                          Pruco Life Insurance Company
                                   PROSPECTUS

            ACCUMULATION UNIT VALUES: (HDV, and Lifetime Five 2.60)

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
Jennison Portfolio
    3/14/2005 to 12/31/2005                          $10.06129        $11.73220                0
    1/1/2006 to 12/31/2006                           $11.73220        $11.64007                0
    1/1/2007 to 12/31/2007                           $11.64007        $12.70471                0
------------------------------------------------------------------------------------------------------
Prudential Equity Portfolio
    3/14/2005 to 12/31/2005                          $10.04766        $11.02297                0
    1/1/2006 to 12/31/2006                           $11.02297        $12.09475                0
    1/1/2007 to 12/31/2007                           $12.09475        $12.88570                0
------------------------------------------------------------------------------------------------------
Prudential Global Portfolio
    3/14/2005 to 12/31/2005                           $9.98583        $11.25921                0
    1/1/2006 to 12/31/2006                           $11.25921        $13.13104                0
    1/1/2007 to 12/31/2007                           $13.13104        $14.13728                0
------------------------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    3/14/2005 to 12/31/2005                           $9.99976        $10.04005                0
    1/1/2006 to 12/31/2006                           $10.04005        $10.25107                0
    1/1/2007 to 12/31/2007                           $10.25107        $10.49516                0
------------------------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    3/14/2005 to 12/31/2005                          $10.05581        $10.30897                0
    1/1/2006 to 12/31/2006                           $10.30897        $11.61033                0
    1/1/2007 to 12/31/2007                           $11.61033        $11.89138                0
------------------------------------------------------------------------------------------------------
Prudential Value Portfolio
    3/14/2005 to 12/31/2005                          $10.03716        $11.18056                0
    1/1/2006 to 12/31/2006                           $11.18056        $13.07076                0
    1/1/2007 to 12/31/2007                           $13.07076        $13.14391                0
------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    3/14/2005 to 12/31/2005                          $10.03156        $10.90725                0
    1/1/2006 to 12/31/2006                           $10.90725        $12.14908                0
    1/1/2007 to 12/31/2007                           $12.14908        $12.92875                0
------------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    3/14/2005 to 4/29/2005                           $10.06851         $9.47818                0
------------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    3/14/2005 to 12/31/2005                          $10.02484        $10.16588                0
    1/1/2006 to 12/31/2006                           $10.16588        $11.49937                0
    1/1/2007 to 12/31/2007                           $11.49937        $12.08325                0
------------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    3/14/2005 to 12/31/2005                          $10.02984        $12.04891                0
    1/1/2006 to 12/31/2006                           $12.04891        $12.43868                0
    1/1/2007 to 12/31/2007                           $12.43868        $13.11695                0
------------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    3/14/2005 to 12/31/2005                          $10.01681        $10.60008        2,803,554
    1/1/2006 to 12/31/2006                           $10.60008        $11.43660        2,710,795
    1/1/2007 to 12/31/2007                           $11.43660        $12.18727        2,467,615
------------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    3/14/2005 to 12/31/2005                          $10.00686        $10.42969          699,364
    1/1/2006 to 12/31/2006                           $10.42969        $11.04731          718,462
    1/1/2007 to 12/31/2007                           $11.04731        $11.77663          709,270

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
                                               Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    3/14/2005 to 12/31/2005                         $10.02477        $10.55480                0
    1/1/2006 to 12/31/2006                          $10.55480        $11.83364                0
    1/1/2007 to 12/31/2007                          $11.83364        $12.06060                0
-----------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    3/14/2005 to 12/31/2005                         $10.05698        $10.43562                0
    1/1/2006 to 12/31/2006                          $10.43562        $11.65712                0
    1/1/2007 to 12/31/2007                          $11.65712        $10.94813                0
-----------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    3/14/2005 to 12/31/2005                         $10.02869        $10.76609        3,674,148
    1/1/2006 to 12/31/2006                          $10.76609        $11.84613        3,563,629
    1/1/2007 to 12/31/2007                          $11.84613        $12.60979        3,137,227
-----------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    3/14/2005 to 12/31/2005                         $10.07548        $10.41036                0
    1/1/2006 to 12/31/2006                          $10.41036        $12.02174                0
    1/1/2007 to 12/31/2007                          $12.02174        $11.38440                0
-----------------------------------------------------------------------------------------------------
SP International Value Portfolio
    3/14/2005 to 12/31/2005                          $9.91187        $10.59302                0
    1/1/2006 to 12/31/2006                          $10.59302        $13.32951                0
    1/1/2007 to 12/31/2007                          $13.32951        $15.33920                0
-----------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    3/14/2005 to 4/29/2005                          $10.05569         $9.59841                0
-----------------------------------------------------------------------------------------------------
SP Mid Cap Growth Portfolio
    3/14/2005 to 12/31/2005                         $10.02797        $10.62046                0
    1/1/2006 to 12/31/2006                          $10.62046        $10.15083                0
    1/1/2007 to 12/31/2007                          $10.15083        $11.49573                0
-----------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    3/14/2005 to 12/31/2005                          $9.98863        $10.06754                0
    1/1/2006 to 12/31/2006                          $10.06754        $10.74615                0
    1/1/2007 to 12/31/2007                          $10.74615        $10.87019                0
-----------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    3/14/2005 to 12/31/2005                          $9.99789        $10.09857                0
    1/1/2006 to 12/31/2006                          $10.09857        $10.20537                0
    1/1/2007 to 12/31/2007                          $10.20537        $10.88457                0
-----------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    3/14/2005 to 12/31/2005                         $10.03548        $11.66658                0
    1/1/2006 to 12/31/2006                          $11.66658        $12.46174                0
    1/1/2007 to 12/31/2007                          $12.46174        $14.18639                0
-----------------------------------------------------------------------------------------------------
SP Small Cap Growth Portfolio
    3/14/2005 to 12/31/2005                         $10.03010        $10.44213                0
    1/1/2006 to 12/31/2006                          $10.44213        $11.43885                0
    1/1/2007 to 12/31/2007                          $11.43885        $11.85736                0
-----------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    3/14/2005 to 12/31/2005                         $10.07330        $11.90839                0
    1/1/2006 to 12/31/2006                          $11.90839        $11.53055                0
    1/1/2007 to 12/31/2007                          $11.53055        $12.94956                0
-----------------------------------------------------------------------------------------------------
SP Technology Portfolio
    3/14/2005 to 4/29/2005                          $10.04283         $9.58487                0
-----------------------------------------------------------------------------------------------------
SP International Growth Portfolio
    3/14/2005 to 12/31/2005                          $9.92605        $11.22029                0
    1/1/2006 to 12/31/2006                          $11.22029        $13.23866                0
    1/1/2007 to 12/31/2007                          $13.23866        $15.42320                0

                                                                                                    Number of
                                                                Accumulation     Accumulation      Accumulation
                                                                Unit Value at    Unit Value at Units Outstanding at
                                                             Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99789         $9.99030                 0
    1/1/2006 to 12/31/2006                                         $9.99030        $11.26518                 0
    1/1/2007 to 12/31/2007                                        $11.26518        $12.02763                 0
-------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005 to 12/02/2005                                       $10.09241        $11.63321                 0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                                      $10.07873        $10.23479                 0
    1/1/2006 to 12/31/2006                                        $10.23479        $12.10594                 0
    1/1/2007 to 12/31/2007                                        $12.10594        $11.37667                 0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                                      $10.05384        $10.18979                 0
    1/1/2006 to 12/31/2006                                        $10.18979        $11.64751                 0
    1/1/2007 to 12/31/2007                                        $11.64751        $11.93286                 0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Growth + Value Portfolio
    3/14/2005 to 12/02/2005                                       $10.04912        $11.24827                 0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                                      $10.04891        $10.32343                 0
    1/1/2006 to 12/31/2006                                        $10.32343        $11.33031                 0
    1/1/2007 to 12/31/2007                                        $11.33031        $11.27163                 0
-------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                                      $10.06561        $10.25648                 0
    1/1/2006 to 12/31/2006                                        $10.25648        $11.68252                 0
    1/1/2007 to 12/31/2007                                        $11.68252        $11.37272                 0
-------------------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 formerly, AST American Century Strategic Balanced Portfolio
    3/14/2005* to 12/31/2005                                      $10.04106        $10.23948                 0
    1/1/2006 to 12/31/2006                                        $10.23948        $10.94561                 0
    1/1/2007 to 12/31/2007                                        $10.94561        $11.61823           113,579
-------------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99789        $10.01025           329,867
    1/1/2006 to 12/31/2006                                        $10.01025        $10.90518         4,050,210
    1/1/2007 to 12/31/2007                                        $10.90518        $11.60597         7,210,180
-------------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99789        $10.00027           264,281
    1/1/2006 to 12/31/2006                                        $10.00027        $11.08024         6,134,343
    1/1/2007 to 12/31/2007                                        $11.08024        $11.84864        12,899,751
-------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                                      $10.14613        $11.92816                 0
    1/1/2006 to 12/31/2006                                        $11.92816        $15.89804                 0
    1/1/2007 to 12/31/2007                                        $15.89804        $12.40393                 0
-------------------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99789        $10.02023            14,495
    1/1/2006 to 12/31/2006                                        $10.02023        $10.79817           782,409
    1/1/2007 to 12/31/2007                                        $10.79817        $11.47812         1,946,525
-------------------------------------------------------------------------------------------------------------------
AST DeAm Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                                      $10.08395        $10.63555                 0
    1/1/2006 to 12/31/2006                                        $10.63555        $12.61910                 0
    1/1/2007 to 12/31/2007                                        $12.61910        $12.44257                 0

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 formerly, AST DeAm Small-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.01036        $10.23522               0
    1/1/2006 to 12/31/2006                           $10.23522        $10.75030               0
    1/1/2007 to 12/31/2007                           $10.75030        $12.43714               0
------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.04473         $9.94281               0
    1/1/2006 to 12/31/2006                            $9.94281        $11.62528               0
    1/1/2007 to 12/31/2007                           $11.62528         $9.31608               0
------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                          $9.99789        $10.87710               0
    1/1/2006 to 12/31/2006                           $10.87710        $11.97093               0
    1/1/2007 to 12/31/2007                           $11.97093        $12.97394               0
------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
 formerly, AST Global Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.01445        $10.54432               0
    1/1/2006 to 12/31/2006                           $10.54432        $11.42284               0
    1/1/2007 to 12/31/2007                           $11.42284        $11.34807         172,983
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.03205        $10.67907               0
    1/1/2006 to 12/31/2006                           $10.67907        $11.44914               0
    1/1/2007 to 12/31/2007                           $11.44914        $12.71869               0
------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                          $9.97584         $9.78498               0
    1/1/2006 to 12/31/2006                            $9.78498        $10.52499               0
    1/1/2007 to 12/31/2007                           $10.52499        $10.51148               0
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                          $9.99789        $10.50002               0
    1/1/2006 to 12/31/2006                           $10.50002        $10.87698               0
    1/1/2007 to 12/31/2007                           $10.87698        $12.65087               0
------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    3/14/2005* to 12/31/2005                          $9.91292        $10.57386               0
    1/1/2006 to 12/31/2006                           $10.57386        $12.65607               0
    1/1/2007 to 12/31/2007                           $12.65607        $13.49800               0
------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.07630        $10.47827               0
    1/1/2006 to 12/31/2006                           $10.47827        $12.09868               0
    1/1/2007 to 12/31/2007                           $12.09868        $11.43824               0
------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    3/14/2005* to 12/31/2005                          $9.99789         $9.87561               0
    1/1/2006 to 12/31/2006                            $9.87561        $10.56925               0
    1/1/2007 to 12/31/2007                           $10.56925        $10.92701               0
------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.12528        $10.82204               0
    1/1/2006 to 12/31/2006                           $10.82204        $11.31183               0
    1/1/2007 to 12/31/2007                           $11.31183        $12.67336               0
------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                          $9.96529        $10.39968               0
    1/1/2006 to 12/31/2006                           $10.39968        $12.60029               0
    1/1/2007 to 12/31/2007                           $12.60029        $13.43376               0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
                                                       Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                                $10.03596        $10.67928                0
    1/1/2006 to 12/31/2006                                  $10.67928        $11.41513                0
    1/1/2007 to 12/31/2007                                  $11.41513        $12.80513                0
-------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                                $10.06406        $10.27587                0
    1/1/2006 to 12/31/2006                                  $10.27587        $11.44280                0
    1/1/2007 to 12/31/2007                                  $11.44280        $11.45816                0
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                                $10.05479        $11.25162                0
    1/1/2006 to 12/31/2006                                  $11.25162        $12.50869                0
    1/1/2007 to 12/31/2007                                  $12.50869        $14.89685                0
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                                $10.02100        $10.80397                0
    1/1/2006 to 12/31/2006                                  $10.80397        $11.66305                0
    1/1/2007 to 12/31/2007                                  $11.66305        $11.72616                0
-------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                                 $9.99789         $9.98223                0
    1/1/2006 to 12/31/2006                                   $9.98223        $10.10175                0
    1/1/2007 to 12/31/2007                                  $10.10175        $10.51371                0
-------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                 $9.99789        $10.03022                0
    1/1/2006 to 12/31/2006                                  $10.03022        $10.55495          166,747
    1/1/2007 to 12/31/2007                                  $10.55495        $11.18302          772,514
-------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                                $10.04770        $10.56766                0
    1/1/2006 to 12/31/2006                                  $10.56766        $12.36528                0
    1/1/2007 to 12/31/2007                                  $12.36528        $11.37429                0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                                $10.02771        $10.27832                0
    1/1/2006 to 12/31/2006                                  $10.27832        $11.27006           29,105
    1/1/2007 to 12/31/2007                                  $11.27006        $11.67732        1,552,226
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                                 $9.94843         $9.37907                0
    1/1/2006 to 12/31/2006                                   $9.37907         $9.71544                0
    1/1/2007 to 12/31/2007                                   $9.71544        $10.38123                0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                                $10.00189        $11.65151                0
    1/1/2006 to 12/31/2006                                  $11.65151        $13.15868                0
    1/1/2007 to 12/31/2007                                  $13.15868        $18.01835                0
-------------------------------------------------------------------------------------------------------------
Gartmore NVIT Developing Markets Fund
 formerly, Gartmore GVIT Developing Markets Fund
    3/14/2005* to 12/31/2005                                 $9.88006        $11.97195                0
    1/1/2006 to 12/31/2006                                  $11.97195        $15.70405                0
    1/1/2007 to 12/31/2007                                  $15.70405        $21.96321                0
-------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio--Service Shares
    3/14/2005 to 12/31/2005                                 $10.04383        $10.31860                0
    1/1/2006 to 12/31/2006                                  $10.31860        $11.17733                0
    1/1/2007 to 12/31/2007                                  $11.17733        $12.50435                0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                $9.99789         $9.96843                0

 *  Denotes the start date of these sub-accounts

       APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

 Within the Strategic Partners/(SM)/ family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company (in New York, by Pruco Life Insurance Company of New Jersey). Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

 Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

 The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

 Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:
..   Your age;
..   The amount of your investment and any planned future deposits into the annuity;
..   How long you intend to hold the annuity (also referred to as investment time horizon);
..   Your desire to make withdrawals from the annuity;
..   Your investment return objectives;
..   The effect of optional benefits that may be elected; and
..   Your desire to minimize costs and/or maximize return associated with the annuity.

 The following chart sets forth the prominent features of each Strategic Partners variable annuity. Please note that Strategic Partners Advisor and Strategic Partners Select are no longer offered. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.

 In addition to the chart, we set out below certain hypothetical illustrations that reflect the Contract Value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:

..   Strategic Partners FlexElite 2 offers both an array of optional benefits as well as the "liquidity" to surrender the annuity without any withdrawal charge after three contract years have passed. FlexElite 2 also is unique in offering an optional persistency bonus (which, if taken, extends the withdrawal charge period).
..   Strategic Partners Annuity One 3/Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.

 STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.


                      Strategic Partners                    Strategic Partners
                           Advisor                           FlexElite /1,2/
---------------------------------------------------------------------------------------------------
Minimum Investment                    $10,000                                $10,000
---------------------------------------------------------------------------------------------------
Maximum Issue Age                     85 Qualified &                         85 Qualified &
                                      Non-Qualified                          Non-Qualified
---------------------------------------------------------------------------------------------------
Withdrawal Charge                     None                                   3 Years
 Schedule                                                                    (7%, 7%, 7%)
                                                                             Contract date based

---------------------------------------------------------------------------------------------------
Annual Charge-Free                    Full liquidity                         10% of gross
 Withdrawal/ 2/                                                              purchase payments
                                                                             made as of last
                                                                             contract anniversary
                                                                             per contract year

---------------------------------------------------------------------------------------------------
Insurance and                         1.40%                                  1.65%
 Administration
 Charge
---------------------------------------------------------------------------------------------------
Contract Maintenance                  The lesser of $30 or                   The lesser of $50 or
 Fee (assessed                        2% of your Contract                    2% of your Contract
 Contract Value.                      Value. Waived if                       Value. Waived if
 annually)                            Contract Value is                      contract Value is
                                      $50,000 or More                        $100,000 or more
---------------------------------------------------------------------------------------------------
Contract Credit                       No                                     Yes 1% credit option
                                                                             at end of 3rd and 6th
                                                                             contract years.
                                                                             Election results in a
                                                                             new 3 year
                                                                             withdrawal charge
---------------------------------------------------------------------------------------------------
Fixed Rate Account                    No                                     Yes 1-Year
---------------------------------------------------------------------------------------------------
Market Value                          No                                     Yes 1-10 Years
 Adjustment
 Account (MVA)
---------------------------------------------------------------------------------------------------
Enhanced Dollar Cost                  No                                     Yes
 Averaging (DCA)
---------------------------------------------------------------------------------------------------
Variable Investment                   as indicated in                        as indicated in
 Options Available                    prospectus                             prospectus
---------------------------------------------------------------------------------------------------
Evergreen Funds                       N/A                                    N/A


---------------------------------------------------------------------------------------------------
Base Death Benefit:                   The greater of:                        The greater of:
                                      purchase payment(s)                    Purchase payment(s)
                                      Minus proportionate                    Minus proportionate
                                      withdrawal(s) or                       withdrawal(s) or
                                      Contract Value                         Contract Value
---------------------------------------------------------------------------------------------------

                                                              Strategic Partners
                       Strategic Partners                      Annuity One /3/
                             Select                            Plus 3 Non Bonus
----------------------------------------------------------------------------------------------------
Minimum Investment                    $10,000                                  $10,000
----------------------------------------------------------------------------------------------------
Maximum Issue Age                     80 Qualified & 85                        85 Qualified &
                                      Non-Qualified                            Non-Qualified
----------------------------------------------------------------------------------------------------
Withdrawal Charge                     7 Years                                  7 Years (7%, 6%,
 Schedule                             (7%, 6%, 5%, 4%,                         5%, 4%, 3%, 2%,
                                      3%, 2%, 1%) Contract                     1%) Payment date
                                      date based                               based
----------------------------------------------------------------------------------------------------
Annual Charge-Free                    10% of gross                             10% of gross
 Withdrawal/ 2/                       Purchase payments                        purchase payments
                                      per contract year,                       made as of last
                                      cumulative up to 7                       contract anniversary
                                      years or 70% of gross                    per contract year
                                      purchase payments
----------------------------------------------------------------------------------------------------
Insurance and                         1.52%                                    1.40%
 Administration
 Charge
----------------------------------------------------------------------------------------------------
Contract Maintenance                  $30. Waived if                           The lesser of $35 or
 Fee (assessed                        Contract Value is                        2% of your Contract
 Contract Value.                      $50,000 or more                          Value. Waived if
 annually)                              Contract Value is
                                        $75,000 or more
----------------------------------------------------------------------------------------------------
Contract Credit                       No                                       No





----------------------------------------------------------------------------------------------------
Fixed Rate Account                    Yes 1-Year                               Yes 1-Year
----------------------------------------------------------------------------------------------------
Market Value                          Yes 7-Year                               Yes 1-10 Years
 Adjustment
 Account (MVA)
----------------------------------------------------------------------------------------------------
Enhanced Dollar Cost                  No                                       Yes
 Averaging (DCA)
----------------------------------------------------------------------------------------------------
Variable Investment                   as indicated in                          as indicated in
 Options Available                    prospectus                               prospectus
----------------------------------------------------------------------------------------------------
Evergreen Funds                       N/A                                      6-available in
                                                                               Strategic Partners
                                                                               Plus 3 only
----------------------------------------------------------------------------------------------------
Base Death Benefit:                   Step/Roll                                The greater of:
                                      Withdrawals will                         purchase payment(s)
                                      proportionately affect                   minus proportionate
                                      the Death Benefit                        withdrawal(s) or
                                        Contract Value
----------------------------------------------------------------------------------------------------

                      Strategic Partners
                       Annuity One /3/
                         Plus 3 Bonus
-----------------------------------------------------------
Minimum Investment                     $10,000
-----------------------------------------------------------
Maximum Issue Age                      85 Qualified &
                                       Non-Qualified
-----------------------------------------------------------
Withdrawal Charge                      7 Years (8%, 8%,
 Schedule                              8%, 8%, 7%, 6%,
                                       5%) Payment date
                                       based
-----------------------------------------------------------
Annual Charge-Free                     10% of gross
 Withdrawal/ 2/                        purchase payments
                                       made as of last
                                       contract anniversary
                                       per contract year

-----------------------------------------------------------
Insurance and                          1.50%
 Administration
 Charge
-----------------------------------------------------------
Contract Maintenance                   The lesser of $35 or
 Fee (assessed                         2% of your Contract
 Contract Value.                       Value. Waived if
 annually)                             Contract Value is
                                       $75,000 or more
-----------------------------------------------------------
Contract Credit                        Yes 3%-all amounts
                                       ages 81-85 4%-under
                                       $250,000 5%-
                                       ($250,000) $999,999
                                       6%-$1,000,000+

-----------------------------------------------------------
Fixed Rate Account                     Yes /3/ 1-Year
-----------------------------------------------------------
Market Value                           Yes 1-10 Years
 Adjustment
 Account (MVA)
-----------------------------------------------------------
Enhanced Dollar Cost                   Yes
 Averaging (DCA)
-----------------------------------------------------------
Variable Investment                    as indicated in
 Options Available                     prospectus
-----------------------------------------------------------
Evergreen Funds                        6-available in
                                       Strategic Partners
                                       Plus 3 only
-----------------------------------------------------------
Base Death Benefit:                    The greater of:
                                       purchase payment(s)
                                       minus proportionate
                                       withdrawal(s) or
                                       Contract Value
-----------------------------------------------------------

 1 This column depicts features of the version of Strategic Partners FlexElite sold on or after May 1, 2003 or upon subsequent state approval. In one state, Pruco Life continues to sell a prior version of the contract. Under that version, the charge for the base death benefit is 1.60%, rather than 1.65%. The prior version also differs in certain other respects (e.g., availability of optional benefits). The values illustrated below are based on the 1.65% charge, and therefore are slightly lower than if the 1.60% charge were used.
 2 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a 10% federal income tax penalty.
 3 May offer lower interest rates for the fixed rate options than the interest rates offered in the contracts without credit.


                       Strategic Partners   Strategic Partners                    Strategic Partners
                            Advisor          FlexElite /2,1/                            Select
-----------------------------------------------------------------------------------------------------
Optional Death         Step/Roll                            Step-Up, Roll-Up,     N/A
 Benefit (for an                                            Combo: Step/Roll
 Additional cost), /4/                                      Highest Daily Value
                                                            (HDV) Earnings
                                                            Appreciator Benefit
                                                            (EAB)
-----------------------------------------------------------------------------------------------------
Living Benefits, /5,6/ Lifetime Five (LT5)                  Lifetime Five (LT5)   N/A
                                                            Spousal Lifetime Five
                                                            (SLT5)
                                                            Highest Daily
                                                            Lifetime Five
                                                            (HDLT5) Highest
                                                            Daily Lifetime Seven
                                                            (HDLT7) Spousal
                                                            Highest Daily
                                                            Lifetime Seven
                                                            (SHDLT7)

                                                            Guaranteed Minimum
                                                            Income Benefit
                                                            (GMIB) Income
                                                            Appreciator Benefit
                                                            (IAB)
-----------------------------------------------------------------------------------------------------

                        Strategic Partners                     Strategic Partners
                         Annuity One /3/                        Annuity One /3/
                         Plus 3 Non Bonus                         Plus 3 Bonus
----------------------------------------------------------------------------------------------------
Optional Death                          Step-Up, Roll-Up,                      Step-Up, Roll-Up,
 Benefit (for an                        Combo: Step/Roll                       Combo: Step/Roll
 Additional cost), /4/                  Highest Daily Value                    Highest Daily Value
                                        (HDV) Earnings                         (HDV) Earnings
                                        Appreciator Benefit                    Appreciator Benefit
                                        (EAB)                                  (EAB)
----------------------------------------------------------------------------------------------------
Living Benefits, /5,6/                  Lifetime Five (LT5)                    Lifetime Five (LT5)
                                        Spousal Lifetime Five                  Spousal Lifetime Five
                                        (SLT5)                                 (SLT5)
                                        Highest Daily                          Highest Daily
                                        Lifetime Five                          Lifetime Five
                                        (HDLT5) Highest                        (HDLT5) Highest
                                        Daily Lifetime Seven                   Daily Lifetime Seven
                                        (HDLT7) Spousal                        (HDLT7) Spousal
                                        Highest Daily                          Highest Daily
                                        Lifetime Seven                         Lifetime Seven
                                        (SHDLT7)                               (SHDLT7)
                                                                               Guaranteed
                                        Guaranteed Minimum                     Minimum Income
                                        Income Benefit                         Benefit (GMIB)
                                        (GMIB) Income                          Income Appreciator
                                        Appreciator Benefit                    Benefit (IAB)
                                        (IAB)
----------------------------------------------------------------------------------------------------

 4 For more information on these benefits, refer to section 4, "What Is The Death Benefit?" in the Prospectus.
 5  Not all Optional Benefits may be available in all states.
 6 For more information on these Benefits, refer to section 3, "What Kind of Payments Will I Receive During The Income Phase?"; section 5, "What Are The Lifetime Withdrawal Benefits?"; (discussing Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven) and section 6, "What Is The Income Appreciator Benefit?" in the Prospectus.

 HYPOTHETICAL ILLUSTRATION

 The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:
..   An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% and 10% respectively.
..   No subsequent deposits or withdrawals are made to/from the contract.
..   The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2007) and the charges that are deducted from the contract at the Separate Account level as follows:
..   0.94% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table. Please note that because the SP Aggressive Growth Asset Allocation Portfolio, the SP Balanced Asset Allocation Portfolio, the SP Conservative Asset Allocation Portfolio, and the SP Growth Asset Allocation Portfolio generally were closed to investors in 2005, the fees for such portfolios are not reflected in the above-mentioned average.
..   The Separate Account level charges include the Insurance Charge and
    Administration Charge (as applicable).

 The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).

 0% GROSS RATE OF RETURN

         SP FLEX ELITE II        SPAO 3 NON BONUS          SPAO 3 BONUS
        ALL YEARS  -2.57%       ALL YEARS  -2.30%       ALL YEARS  -2.40%
        --------- --------- -   --------- --------- -   --------- ---------
        CONTRACT  SURRENDER     CONTRACT  SURRENDER     CONTRACT  SURRENDER
    YR    VALUE     VALUE         VALUE     VALUE         VALUE     VALUE
    --  --------- --------- -   --------- --------- -   --------- ---------
     1   $97,467   $91,344       $97,707   $91,567      $101,516   $94,194
     2   $94,944   $88,997       $95,461   $90,333      $ 99,084   $91,957
     3   $92,484   $86,709       $93,266   $89,102      $ 96,710   $89,773
     4   $90,086   $90,086       $91,122   $87,876      $ 94,394   $87,642
     5   $87,750   $87,750       $89,027   $86,656      $ 92,133   $86,383
     6   $85,473   $85,473       $86,980   $85,440      $ 89,926   $85,130
     7   $83,254   $83,254       $84,980   $84,230      $ 87,772   $83,883
     8   $81,091   $81,091       $83,026   $83,026      $ 85,669   $85,669
     9   $78,983   $78,983       $81,117   $81,117      $ 83,617   $83,617
    10   $76,928   $76,928       $79,252   $79,252      $ 81,614   $81,614
    11   $74,926   $74,926       $77,430   $77,430      $ 79,659   $79,659
    12   $72,975   $72,975       $75,650   $75,650      $ 77,751   $77,751
    13   $71,073   $71,073       $73,911   $73,911      $ 75,888   $75,888
    14   $69,219   $69,219       $72,177   $72,177      $ 74,071   $74,071
    15   $67,413   $67,413       $70,483   $70,483      $ 72,262   $72,262
    16   $65,652   $65,652       $68,829   $68,829      $ 70,497   $70,497
    17   $63,936   $63,936       $67,212   $67,212      $ 68,774   $68,774
    18   $62,264   $62,264       $65,633   $65,633      $ 67,093   $67,093
    19   $60,634   $60,634       $64,089   $64,089      $ 65,451   $65,451
    20   $59,045   $59,045       $62,582   $62,582      $ 63,849   $63,849
    21   $57,497   $57,497       $61,109   $61,109      $ 62,286   $62,286
    22   $55,988   $55,988       $59,670   $59,670      $ 60,760   $60,760
    23   $54,518   $54,518       $58,263   $58,263      $ 59,270   $59,270
    24   $53,085   $53,085       $56,890   $56,890      $ 57,816   $57,816
    25   $51,688   $51,688       $55,548   $55,548      $ 56,397   $56,397
    -----------------------------------------------------------------------

 Assumptions:

 a. $100,000 initial investment

 b. Fund Expenses = 0.94%

 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to contract anniversary

 6% GROSS RATE OF RETURN

         SP FLEX ELITE II        SPAO 3 NON BONUS          SPAO 3 BONUS
        ALL YEARS   3.27%       ALL YEARS   3.56%       ALL YEARS   3.46%
        --------- --------- -   --------- --------- -   --------- ---------
        CONTRACT  SURRENDER     CONTRACT  SURRENDER     CONTRACT  SURRENDER
    YR    VALUE     VALUE         VALUE     VALUE         VALUE     VALUE
    --  --------- --------- -   --------- --------- -   --------- ---------
     1  $103,299  $ 96,769      $103,553  $ 97,005      $107,589  $ 99,783
     2  $106,716  $ 99,947      $107,242  $101,409      $111,313  $103,209
     3  $110,247  $103,230      $111,063  $106,011      $115,165  $106,753
     4  $113,894  $113,894      $115,021  $110,820      $119,151  $110,420
     5  $117,662  $117,662      $119,119  $115,845      $123,275  $115,346
     6  $121,554  $121,554      $123,363  $121,096      $127,541  $120,489
     7  $125,575  $125,575      $127,758  $126,581      $131,955  $125,858
     8  $129,730  $129,730      $132,310  $132,310      $136,522  $136,522
     9  $134,021  $134,021      $137,024  $137,024      $141,247  $141,247
    10  $138,455  $138,455      $141,906  $141,906      $146,135  $146,135
    11  $143,035  $143,035      $146,962  $146,962      $151,193  $151,193
    12  $147,767  $147,767      $152,198  $152,198      $156,425  $156,425
    13  $152,656  $152,656      $157,621  $157,621      $161,839  $161,839
    14  $157,706  $157,706      $163,237  $163,237      $167,440  $167,440
    15  $162,923  $162,923      $169,053  $169,053      $173,235  $173,235
    16  $168,313  $168,313      $175,076  $175,076      $179,230  $179,230
    17  $173,881  $173,881      $181,314  $181,314      $185,433  $185,433
    18  $179,633  $179,633      $187,774  $187,774      $191,851  $191,851
    19  $185,576  $185,576      $194,464  $194,464      $198,491  $198,491
    20  $191,715  $191,715      $201,393  $201,393      $205,360  $205,360
    21  $198,057  $198,057      $208,568  $208,568      $212,467  $212,467
    22  $204,610  $204,610      $215,999  $215,999      $219,821  $219,821
    23  $211,378  $211,378      $223,695  $223,695      $227,428  $227,428
    24  $218,371  $218,371      $231,665  $231,665      $235,299  $235,299
    25  $225,595  $225,595      $239,919  $239,919      $243,443  $243,443
    -----------------------------------------------------------------------

 Assumptions:

 a. $100,000 initial investment

 b. Fund Expenses = 0.94%

 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to contract anniversary

 10% GROSS RATE OF RETURN

         SP FLEX ELITE II        SPAO 3 NON BONUS          SPAO 3 BONUS
        ALL YEARS   7.17%       ALL YEARS   7.47%       ALL YEARS   7.37%
        --------- --------- -   --------- --------- -   --------- ---------
        CONTRACT  SURRENDER     CONTRACT  SURRENDER     CONTRACT  SURRENDER
    YR    VALUE     VALUE         VALUE     VALUE         VALUE     VALUE
    --  --------- --------- -   --------- --------- -   --------- ---------
     1  $107,186  $100,385      $107,450  $100,630      $111,638  $103,509
     2  $114,911  $107,568      $115,477  $109,150      $119,860  $111,073
     3  $123,192  $115,270      $124,105  $118,401      $128,688  $119,195
     4  $132,070  $132,070      $133,376  $128,442      $138,166  $127,915
     5  $141,588  $141,588      $143,341  $139,341      $148,342  $138,660
     6  $151,791  $151,791      $154,050  $151,169      $159,267  $150,313
     7  $162,730  $162,730      $165,559  $164,003      $170,997  $162,949
     8  $174,458  $174,458      $177,927  $177,927      $183,592  $183,592
     9  $187,030  $187,030      $191,220  $191,220      $197,113  $197,113
    10  $200,509  $200,509      $205,506  $205,506      $211,631  $211,631
    11  $214,958  $214,958      $220,860  $220,860      $227,217  $227,217
    12  $230,450  $230,450      $237,360  $237,360      $243,952  $243,952
    13  $247,057  $247,057      $255,093  $255,093      $261,919  $261,919
    14  $264,862  $264,862      $274,151  $274,151      $281,210  $281,210
    15  $283,949  $283,949      $294,633  $294,633      $301,921  $301,921
    16  $304,412  $304,412      $316,644  $316,644      $324,158  $324,158
    17  $326,350  $326,350      $340,301  $340,301      $348,032  $348,032
    18  $349,869  $349,869      $365,724  $365,724      $373,665  $373,665
    19  $375,083  $375,083      $393,048  $393,048      $401,186  $401,186
    20  $402,114  $402,114      $422,412  $422,412      $430,733  $430,733
    21  $431,092  $431,092      $453,970  $453,970      $462,457  $462,457
    22  $462,160  $462,160      $487,886  $487,886      $496,517  $496,517
    23  $495,466  $495,466      $524,336  $524,336      $533,086  $533,086
    24  $531,172  $531,172      $563,509  $563,509      $572,348  $572,348
    25  $569,451  $569,451      $605,608  $605,608      $614,502  $614,502
    -----------------------------------------------------------------------

 Assumptions:

 a. $100,000 initial investment

 b. Fund Expenses = 0.94%

 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to contract anniversary

 APPENDIX C - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY LIFETIME FIVE BENEFIT

 We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit Fixed Rate Account. Upon your election of Highest Daily Lifetime Five, we will not alter the asset transfer formula that applies to your contract. However, as discussed in
 Section 5, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.

   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Contract Value times the annual income percentage.

   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.

   . I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the variable Contract Value (V) is equal to zero, no calculation is necessary.

                                 L = I * Q * a

 Transfer Calculation:
 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                       Target Ratio r   =   (L - F) / V.

        . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

        . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T   =   {Min (V, [L - F - V * C\\t\\] / (1 - C\\t\\))}     T (greater than) 0, Money moving from the
                                                            Permitted Sub-accounts to the Benefit Fixed Rate
                                                            Account
 T   =   {Min (F, - [L - F - V * C\\t\\] / (1 - C\\t\\))}   T (less than) 0, Money moving from the Benefit
                                                            Fixed Rate Account to the Permitted
                                                            Sub-accounts]

 Example:
 Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one. A table of values for "a" appears below.

 Target Value Calculation:

                          L   =   I * Q * a
                              =   5000.67 * 1 * 15.34
                              =   76,710.28

 Target Ratio:

                      r   =   (L - F) / V
                          =   (76,710.28 - 0) / 92,300.00
                          =   83.11%

 Since r (greater than) Cu ( because 83.11% (greater than) 83%) a transfer into the Benefit Fixed rate Account occurs.

   T   =   {Min (V, [L - F - V * Ct] / (1 - Ct))}
       =   {Min (92,300.00, [76,710.28 - 0 - 92,300.00 * 0.80] / (1 - 0.80))}
       =   {Min (92,300.00, 14,351.40)}
       =   14,351.40

                 Age 65 "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 *  The values set forth in this table are applied to all ages.

APPENDIX D - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY LIFFETIME SEVEN BENEFIT
                   AND SPOUSAL HIGHEST DAILY LIFETIME SEVEN

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime Seven Benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Contract Value.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

    * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the variable account value (V) is equal to zero, no calculation is necessary.

                               L = 0.05 * P * a

 Transfer Calculation:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                       Target Ratio r   =   (L - B) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T   =   {Min (V, [L - B - V * C\\t\\] / (1 - C\\t\\))}     Money moving from the Permitted Sub-accounts to the
                                                            AST Investment Grade Bond Portfolio Sub-account
 T   =   {Min (B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}   Money moving from the AST Investment Grade Bond
                                                            Portfolio Sub-account to the Permitted Sub-accounts]

                     "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 *  The values set forth in this table are applied to all ages.

                          PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS
                          FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN
                          PROSPECTUS ORD01142 (05/2008).
                                           --------------------------------------
                                             (print your name)
                                           --------------------------------------
                                                 (address)
                                           --------------------------------------
                                            (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

                                                       ---------------
          [LOGO] Prudential                               PRSRT STD
          The Prudential Insurance Company of America   U.S. POSTAGE
          751 Broad Street                                  PAID
          Newark, NJ 07102-3777                         LANCASTER, PA
                                                       PERMIT NO. 1793
                                                       ---------------


 ORD01142

                                 STRATEGIC PARTNERS/SM/ PLUS 3 VARIABLE ANNUITY
                                                        PROSPECTUS: MAY 1, 2008

                ----------------------------------------------

 This Prospectus describes an individual variable annuity contract offered by Pruco Life Insurance Company (Pruco Life) and Pruco Life Flexible Premium Variable Annuity Account. Pruco Life offers several different annuities which your representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. Please note that selling broker-dealer firms through which the contract is sold may decline to make available to their customers certain of the optional features offered generally under the contract. Alternatively, such firms may restrict the availability of the optional benefits and investment options that they make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the contract). Please speak to your registered representative for further details. The different features and benefits include variations in death benefit protection, and the ability to access your annuity's Contract Value. The fees and charges under the annuity contract and the compensation paid to your representative may also be different among each annuity. Differences in compensation among different annuity products could influence a representative's decision as to which annuity to recommend to you. If you are purchasing the contract as a replacement for existing variable annuity or variable life coverage, you should consider, among other things, any surrender or penalty charges you may incur when replacing your existing coverage. Pruco Life is a wholly-owned subsidiary of the Prudential Insurance Company of America.

 THE FUNDS
 Strategic Partners Plus 3 offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, Advanced Series Trust, Evergreen Variable Annuity Trust, Nationwide Variable Insurance Trust, and Janus Aspen Series. (see next page for list of portfolios currently offered).

 You may choose between two basic versions of Strategic Partners Plus 3. One version, the Contract With Credit, provides for a bonus credit that we add to each Purchase Payment you make. If you choose this version of Strategic Partners Plus 3, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw Purchase Payments within a few years of making those Purchase Payments.

 PLEASE READ THIS PROSPECTUS
 Please read this prospectus before purchasing a Strategic Partners Plus 3 variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears in the Summary.

 TO LEARN MORE ABOUT STRATEGIC PARTNERS PLUS 3
 To learn more about the Strategic Partners Plus 3 variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 100 F Street N.E., Washington, D.C. 20549, or obtained from us, free of charge. (See SEC file numbers 333-37728 and 333-103474) You may obtain information on the operation of the Public Reference Room by calling the SEC at
 (202) 551-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Plus 3 SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in
 Section 11 of this prospectus.

 For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

--------------------------------------------------------------------------------
 THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS
 THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT
 IN STRATEGIC PARTNERS PLUS 3 IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
--------------------------------------------------------------------------------

 Strategic Partners/SM/ is a service mark of The Prudential Insurance Company
 of America                                                               P2360

                              INVESTMENT OPTIONS
 The Prudential Series Fund
   Jennison Portfolio
   Equity Portfolio
   Global Portfolio
   Money Market Portfolio
   Stock Index Portfolio
   Value Portfolio
   SP Aggressive Growth Asset Allocation Portfolio
   SP Balanced Asset Allocation Portfolio
   SP Conservative Asset Allocation Portfolio
   SP Growth Asset Allocation Portfolio
   SP Davis Value Portfolio
   SP International Growth Portfolio
   SP International Value Portfolio
   SP Mid Cap Growth Portfolio
   SP PIMCO High Yield Portfolio
   SP PIMCO Total Return Portfolio
   SP Prudential U.S. Emerging Growth Portfolio
   SP Small Cap Value Portfolio
   SP Strategic Partners Focused Growth Portfolio

 Advanced Series Trust
   AST Advanced Strategies Portfolio
   AST Aggressive Asset Allocation Portfolio
   AST AllianceBernstein Core Value Portfolio
   AST AllianceBernstein Growth & Income Portfolio
   AST American Century Income & Growth Portfolio
   AST American Century Strategic Allocation Portfolio
   AST Balanced Asset Allocation Portfolio
   AST Capital Growth Asset Allocation Portfolio
   AST Cohen & Steers Realty Portfolio
   AST Conservative Asset Allocation Portfolio
   AST DeAM Large-Cap Value Portfolio
   AST DeAM Small-Cap Value Portfolio
   AST Federated Aggressive Growth Portfolio
   AST First Trust Balanced Target Portfolio
   AST First Trust Capital Appreciation Target Portfolio
   AST Goldman Sachs Concentrated Growth Portfolio
   AST Goldman Sachs Mid-Cap Growth Portfolio
   AST High Yield Portfolio
   AST Investment Grade Bond Portfolio
   AST JPMorgan International Equity Portfolio
   AST Large-Cap Value Portfolio
   AST Lord Abbett Bond-Debenture Portfolio
   AST Marsico Capital Growth Portfolio
   AST MFS Global Equity Portfolio
   AST MFS Growth Portfolio
   AST Mid-Cap Value Portfolio
   AST Neuberger Berman Mid-Cap Growth Portfolio
   AST Neuberger Berman Mid-Cap Value Portfolio
   AST Neuberger Berman Small-Cap Growth Portfolio
   AST PIMCO Limited Maturity Bond Portfolio
   AST Preservation Asset Allocation Portfolio
   AST QMA US Equity Alpha Portfolio
   AST Small-Cap Growth Portfolio
   AST Small-Cap Value Portfolio
   AST T. Rowe Price Asset Allocation Portfolio
   AST T. Rowe Price Global Bond Portfolio
   AST T. Rowe Price Natural Resources Portfolio
   AST T. Rowe Price Large-Cap Growth Portfolio
   AST UBS Dynamic Alpha Strategy Portfolio
   AST Western Asset Core Plus Bond Portfolio

 Evergreen Variable Annuity Trust
   Evergreen VA Balanced Fund
   Evergreen VA Fundamental Large Cap Fund
   Evergreen VA Growth Fund
   Evergreen VA International Equity Fund
   Evergreen VA Omega Fund
   Evergreen VA Special Values Fund

 Nationwide Variable Insurance Trust
   Gartmore NVIT Developing Markets Fund

 Janus Aspen Series
   Large Cap Growth Portfolio -- Service Shares

                                   CONTENTS


PART I: STRATEGIC PARTNERS PLUS 3 PROSPECTUS SUMMARY.....................................  2
 GLOSSARY................................................................................  2
 SUMMARY.................................................................................  8
 RISK FACTORS............................................................................ 12
 SUMMARY OF CONTRACT EXPENSES............................................................ 13
 EXPENSE EXAMPLES........................................................................ 18

PART II: STRATEGIC PARTNERS PLUS 3 PROSPECTUS SECTIONS 1-11.............................. 21

 SECTION 1: WHAT IS THE STRATEGIC PARTNERS PLUS 3 VARIABLE ANNUITY?...................... 22
   SHORT TERM CANCELLATION RIGHT OR "FREE LOOK".......................................... 23

 SECTION 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE?........................................ 23
   VARIABLE INVESTMENT OPTIONS........................................................... 23
   FIXED INTEREST RATE OPTIONS........................................................... 36
   MARKET VALUE ADJUSTMENT OPTION........................................................ 37
   TRANSFERS AMONG OPTIONS............................................................... 39
   ADDITIONAL TRANSFER RESTRICTIONS...................................................... 39
   DOLLAR COST AVERAGING................................................................. 40
   ASSET ALLOCATION PROGRAM.............................................................. 41
   AUTO-REBALANCING...................................................................... 41
   SCHEDULED TRANSACTIONS................................................................ 41
   VOTING RIGHTS......................................................................... 41
   SUBSTITUTION.......................................................................... 41

 SECTION 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE (ANNUITIZATION)? 42
   PAYMENT PROVISIONS.................................................................... 42
   PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT...................... 42
     OPTION 1: ANNUITY PAYMENTS FOR A FIXED PERIOD....................................... 42
     OPTION 2: LIFE INCOME ANNUITY OPTION................................................ 42
     OPTION 3: INTEREST PAYMENT OPTION................................................... 42
     OTHER ANNUITY OPTIONS............................................................... 43
   TAX CONSIDERATIONS.................................................................... 43
   GUARANTEED MINIMUM INCOME BENEFIT..................................................... 43
     GMIB ROLL-UP........................................................................ 43
     GMIB OPTION 1 - SINGLE LIFE PAYOUT OPTION........................................... 45
     GMIB OPTION 2 - JOINT LIFE PAYOUT OPTION............................................ 45
   HOW WE DETERMINE ANNUITY PAYMENTS..................................................... 46

 SECTION 4: WHAT IS THE DEATH BENEFIT?................................................... 47
   BENEFICIARY........................................................................... 47
   CALCULATION OF THE DEATH BENEFIT...................................................... 47
   GUARANTEED MINIMUM DEATH BENEFIT...................................................... 47
     GMDB ROLL-UP........................................................................ 47
     GMDB STEP-UP........................................................................ 48
   SPECIAL RULES IF JOINT OWNERS......................................................... 49
   HIGHEST DAILY VALUE DEATH BENEFIT..................................................... 49
   CALCULATION OF THE HIGHEST DAILY VALUE DEATH BENEFIT.................................. 49
   PAYOUT OPTIONS........................................................................ 50
   BENEFICIARY CONTINUATION OPTION....................................................... 51
   EARNINGS APPRECIATOR BENEFIT.......................................................... 52
   SPOUSAL CONTINUANCE OPTION............................................................ 53

 SECTION 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS?................................... 55
   LIFETIME FIVE INCOME BENEFIT.......................................................... 55
   SPOUSAL LIFETIME FIVE INCOME BENEFIT.................................................. 61
   HIGHEST DAILY LIFETIME FIVE BENEFIT................................................... 64
   HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (HIGHEST DAILY LIFETIME SEVEN)............ 70
   SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME
     SEVEN).............................................................................. 77

 SECTION 6: WHAT IS THE INCOME APPRECIATOR BENEFIT?...................................... 85
   INCOME APPRECIATOR BENEFIT............................................................ 85
   CALCULATION OF THE INCOME APPRECIATOR BENEFIT......................................... 85
   INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE...................... 86

 SECTION 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS 3 CONTRACT?......................  87
   PURCHASE PAYMENTS......................................................................  87
   ALLOCATION OF PURCHASE PAYMENTS........................................................  88
   CREDITS................................................................................  88
   CALCULATING CONTRACT VALUE.............................................................  89

 SECTION 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3
   CONTRACT?..............................................................................  89
   INSURANCE AND ADMINISTRATIVE CHARGES...................................................  89
   WITHDRAWAL CHARGE......................................................................  90
   WAIVER OF WITHDRAWAL CHARGES FOR CRITICAL CARE.........................................  91
   CONTRACT MAINTENANCE CHARGE............................................................  91
   GUARANTEED MINIMUM INCOME BENEFIT CHARGE...............................................  91
   INCOME APPRECIATOR BENEFIT CHARGE......................................................  92
   EARNINGS APPRECIATOR BENEFIT CHARGE....................................................  93
   BENEFICIARY CONTINUATION OPTION CHARGES................................................  93
   TAXES ATTRIBUTABLE TO PREMIUM..........................................................  93
   TRANSFER FEE...........................................................................  93
   COMPANY TAXES..........................................................................  93
   UNDERLYING MUTUAL FUND FEES............................................................  94

 SECTION 9: HOW CAN I ACCESS MY MONEY?....................................................  94
   WITHDRAWALS DURING THE ACCUMULATION PHASE..............................................  94
   AUTOMATED WITHDRAWALS..................................................................  94
   SUSPENSION OF PAYMENTS OR TRANSFERS....................................................  94

 SECTION 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3
   CONTRACT?..............................................................................  95

 SECTION 11: OTHER INFORMATION............................................................ 103
   PRUCO LIFE INSURANCE COMPANY........................................................... 103
   THE SEPARATE ACCOUNT................................................................... 103
   SALE AND DISTRIBUTION OF THE CONTRACT.................................................. 104
   LITIGATION............................................................................. 105
   ASSIGNMENT............................................................................. 106
   FINANCIAL STATEMENTS................................................................... 106
   STATEMENT OF ADDITIONAL INFORMATION.................................................... 106
   HOUSEHOLDING........................................................................... 106
   MARKET VALUE ADJUSTMENT FORMULA........................................................ 106

APPENDIX A - ACCUMULATION UNIT VALUES..................................................... A-1

APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU.......................... B-1

APPENDIX C - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY LIFETIME FIVE BENEFIT............. C-1

APPENDIX D - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY LIFETIME SEVEN BENEFIT AND SPOUSAL
  HIGHEST DAILY LIFETIME SEVEN BENEFIT.................................................... D-1

  PART I SUMMARY
--------------------------------------------------------------------------------

  STRATEGIC PARTNERS PLUS 3 PROSPECTUS

             PART I: STRATEGIC PARTNERS PLUS 3 PROSPECTUS SUMMARY

 GLOSSARY

 We have tried to make this prospectus as easy to read and understand as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

 Accumulation Phase
 The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

 Adjusted Contract Value
 When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges.

 Adjusted Purchase Payment
 Your invested Purchase Payment is adjusted for any subsequent withdrawals. The adjusted Purchase Payment is used only for calculations of the Earnings Appreciator Benefit.

 Annual Income Amount
 Under the Lifetime Five Income Benefit and Highest Daily Lifetime Seven Benefit, an amount that you can withdraw each year as long as the annuitant lives. For the Highest Daily Lifetime Five Benefit only, we refer to an amount that you can withdraw each year as long as the annuitant lives as the "Total Annual Income Amount." The Total Annual Income Amount may reflect the inclusion of an additional sum, if you have made no withdrawal during the first ten years that the Highest Daily Lifetime Five Benefit is in effect. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent Purchase Payments, withdrawals, and any step-up. Under the Spousal Lifetime Five Income Benefit and Spousal Highest Daily Lifetime Seven Benefit, the annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.

 Annual Withdrawal Amount
 Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent Purchase Payments, withdrawals, and any step-up.

 Annuitant
 The person whose life determines the amount of income payments that we will make. Except as indicated below, if the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

 Generally, if an annuity is owned by an entity and the entity has named a co-annuitant, the co-annuitant will become the annuitant upon the death of the annuitant, and no death benefit is payable. Unless we agree otherwise, the contract is eligible to have a co-annuitant designation only if the entity that owns the contract is (1) a plan described in Internal Revenue Code
 Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or
 (3) a custodial account established pursuant to the provisions in Code
 Section 408(a) (or any successor Code section thereto) ("Custodial Account").

 Where the contract is held by a Custodial Account, the co-annuitant will not automatically become the annuitant upon the death of the annuitant. Upon the death of the annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the death benefit or elect to continue the contract. If the contract is continued, then the Contract Value as of the date of due proof of death of the annuitant will reflect the amount that would have been payable had a death benefit been paid.

 Annuity Date
 The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

 Beneficiary
 The person(s) or entity you have chosen to receive a death benefit.

 Benefit Fixed Rate Account
 An investment option offered as part of this contract that is used only if you have elected the optional Highest Daily Lifetime Five Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate Purchase Payments to the Benefit Fixed Rate Account. Rather, Contract Value is transferred to the Benefit Fixed Rate Account only under the asset transfer feature of the Highest Daily Lifetime Five Benefit.

 Business Day
 A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

 Co-Annuitant
 The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No Co-Annuitant may be designated if the owner is a non-natural person.

 Contract Date
 The date we accept your initial Purchase Payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

 Contract Owner, Owner, or You
 The person entitled to the ownership rights under the contract.

 Contract Value
 This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your Contract Value will go up or down based on the performance of the investment options you choose.

 Contract with Credit
 A version of the annuity contract that provides for a bonus credit with each Purchase Payment that you make and has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit.

 Contract without Credit
 A version of the annuity contract that does not provide a credit and has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.

 Credit
 If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a Purchase Payment. The amount of the credit is a percentage of the Purchase Payment. Bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a Purchase Payment made within one year of death.

 Daily Value
 For purposes of the Highest Daily Value Death Benefit, which we describe below, the Contract Value as of the end of each business day. The Daily Value on the contract date is equal to your Purchase Payment.

 Death Benefit
 If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested Purchase Payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit, or Highest Daily Value Death Benefit, is available for an additional charge. See Section 4, "What Is The Death Benefit?"

 Death Benefit Target Date
 With respect to the Highest Daily Value Death Benefit, the later of the contract anniversary on or after the 80th birthday of the current contract owner, the older of either joint owner or (if owned by an entity) the annuitant, or five years after the contract date.

 Designated Life
 For purposes of the Spousal Lifetime Five Income Benefit and Spousal Highest Daily Lifetime Seven benefit, a Designated Life refers to each of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them.

 GLOSSARY continued


 Dollar Cost Averaging Fixed Rate Option (DCA Fixed Rate Option)
 An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.

 Earnings Appreciator Benefit (EAB)
 An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.

 Enhanced Protected Withdrawal Value
 Under the Highest Daily Lifetime Five Benefit only, a sum that we add to your existing Protected Withdrawal Value, provided that you have not made any withdrawal during the first ten years that your Highest Daily Lifetime Five Benefit has been in effect and you otherwise meet the conditions set forth in the rider and this prospectus.

 Excess Income/Excess Withdrawal
 Under the Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Five Income Benefit, Highest Daily Lifetime Seven Benefit and Spousal Highest Daily Lifetime Seven Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount (the Total Annual Income Amount, for Highest Daily Lifetime Five). Under the Lifetime Five Income Benefit, Excess Withdrawal refers to cumulative withdrawals that exceed the Annual Withdrawal Amount.

 Fixed Interest Rate Options
 Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.

 Good Order
 An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

 Guarantee Period
 A period of time during which your invested Purchase Payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.

 Guaranteed Minimum Death Benefit (GMDB)
 An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value. The GMDB is a different death benefit than the Highest Daily Value Death Benefit, which we describe below.

 GMDB Protected Value
 The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-up value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested Purchase Payments and reduce proportionally by withdrawals.

 GMDB Roll-Up
 We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested Purchase Payments compounded daily at an effective annual interest rate starting on the date that each invested Purchase Payment is made, subject to a cap, and reduced by the effect of withdrawals.

 GMDB Step-Up
 We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the Contract Value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the Contract Value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional Purchase Payments or withdrawals).

 Guaranteed Minimum Income Benefit (GMIB)
 An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

 GMIB Protected Value
 We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

 The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested Purchase Payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

 GMIB Reset
 You may elect to "step-up" or "reset" your GMIB protected value if your Contract Value is greater than the current GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current Contract Value. You are limited to two resets over the life of your contract, provided that certain annuitant age requirements are met.

 GMIB Roll-Up
 We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested Purchase Payments (after a reset, the Contract Value at the time of the reset) compounded daily at an effective annual interest rate starting on the date each invested Purchase Payment is made, subject to a cap, and reduced proportionally by withdrawals.

 Highest Daily Lifetime Five/SM/ Income Benefit
 An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Contract Value.

 Highest Daily Lifetime Seven/SM/ Income Benefit
 An optional benefit available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Contract Value. Highest Daily Lifetime Seven is the same class of optional benefit as our Highest Daily Lifetime Five Income benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

 Highest Daily Value Death Benefit
 An optional death benefit available for an additional charge that can provide a death benefit that exceeds the Contract Value on the date of death. The amount of the death benefit is determined with reference to the Highest Daily Value, as defined below.

 Income Appreciator Benefit (IAB)
 An optional feature that may be available for an additional charge that provides a supplemental living benefit based on earnings under the contract.

 IAB Automatic Withdrawal Payment Program
 A series of payments consisting of a portion of your Contract Value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

 IAB Credit
 An amount we add to your Contract Value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

 Income Options
 Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

 Income Phase
 The period during which you receive income payments under the contract.

 Invested Purchase Payments
 Your Purchase Payments (which we define below) less any deduction we make for any tax charge.

 GLOSSARY continued


 Joint Owner
 The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.

 Lifetime Five/SM/ Income Benefit
 An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value. We also offer a variant of the Lifetime Five Income Benefit to certain spousal owners - see "Spousal Lifetime Five Income Benefit."

 Market Value Adjustment
 An adjustment to your Contract Value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

 Market Value Adjustment Option
 This investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals or transfers that you make from this option prior to the end of its guarantee period.

 Net Purchase Payments
 Your total Purchase Payments less any withdrawals you have made.

 Proportional Withdrawals
 A method that involves calculating the percentage of your Contract Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the Contract Value was reduced by the withdrawal as of the date the withdrawal occurred.

 Protected Withdrawal Value
 Under the Lifetime Five Income Benefit Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Seven Benefit, and Spousal Highest Daily Lifetime Seven Benefit, an amount that we guarantee regardless of the investment performance of your Contract Value. For the Highest Daily Lifetime Five Benefit only, we refer to an amount that we guarantee regardless of the investment performance of your Contract Value as the "Total Protected Withdrawal Value".

 Prudential Annuity Service Center
 For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
 (888) PRU-2888. Prudential's Web site is www.prudential.com.

 Purchase Payments
 The amount of money you pay us to purchase the contract. Generally, you can make additional Purchase Payments at any time during the accumulation phase.

 Separate Account
 Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

 Spousal Lifetime Five/SM/ Income Benefit
 An optional feature available for an additional charge that guarantees the ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on the Contract Value, subject to our rules regarding the timing and amount of withdrawals. Under the Spousal Lifetime Five Income Benefit, an annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.

 Spousal Highest Daily Lifetime Seven/SM/ Income Benefit
 The spousal version of the Highest Daily Lifetime Seven Income Benefit. Spousal Highest Daily Lifetime Seven is the same class of optional benefit as our Spousal Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

 Statement of Additional Information
 A document containing certain additional information about the Strategic Partners Plus 3 variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

 Tax Deferral
 This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"

 Variable Investment Option
 When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

 SUMMARY FOR SECTIONS 1-11

 For a more complete discussion of the following topics, see the corresponding section in
 Part II of the prospectus.

 SECTION 1
 What Is The Strategic Partners Plus 3 Variable Annuity?
 The Strategic Partners Plus 3 variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

 There are two basic versions of the Strategic Partners Plus 3 variable annuity.

 Contract With Credit.

..   provides for a bonus credit that we add to each Purchase Payment that you make,
..   has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,
..   may provide lower interest rates for fixed interest rate options and the market value adjustment option than the Contract Without Credit, and
..   may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

 Contract Without Credit.

..   does not provide a credit,
..   has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,
..   may provide higher interest rates for fixed interest rate options and the market value adjustment option than the Contract With Credit, and
..   may provide more available market value adjustment guarantee periods than the Contract With Credit.

 The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.

 The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.

 Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed, and we pay at least the minimum interest rate dictated by applicable state law, if any.

 You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.

 The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.
..   During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.
..   The income phase starts when you begin receiving regular payments from your contract.

 The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

 The contract offers a choice of income and death benefit options, which may also be available to you.

 There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

 We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

 If you change your mind about owning Strategic Partners Plus 3, you may cancel your contract within 10 days after receiving it (or whatever period is required under applicable law). This time period is referred to as the "Free Look" period.

 SECTION 2
 What Investment Options Can I Choose?
 You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

 Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

 You may also invest your money in fixed interest rate options or in a market value adjustment option.

 SECTION 3
 What Kind Of Payments Will I Receive During The Income Phase? (Annuitization) If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

 For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See
 Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"

 The Lifetime withdrawal benefits (each discussed in Section 5) and the Income Appreciator Benefit (discussed in Section 6) each may provide an additional amount upon which your annuity payments are based.

 SECTION 4
 What Is The Death Benefit?
 In general, if the sole owner or first-to-die of the owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of
 (i) the Contract Value, (ii) either the base death benefit or, for a higher insurance and administrative cost, a potentially larger Guaranteed Minimum Death Benefit (GMDB), or Highest Daily Value Death Benefit.

 The base death benefit equals the total invested Purchase Payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following
 Guaranteed Minimum Death Benefit options you choose:
..   the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value;"
..   the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value;" or
..   the greater of the GMDB step-up value and GMDB roll-up value.

 The Highest Daily Value Death Benefit provides a death benefit equal to the greater of the base death benefit or the highest daily value less proportional withdrawals.

 On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Option, if the conditions that we describe, in Section 4, are met.

 For an additional fee, you may also choose, if it is available in your contract, the Earnings Appreciator supplemental death benefit, which provides a benefit payment upon the death of the sole owner, or first to die of the owner or joint owner, during the accumulation phase.

 SECTION 5
 What Are The Lifetime Withdrawal Benefits?
 The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amounts of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

 SUMMARY FOR SECTIONS 1-11 continued


 The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the Contract Value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.

 In addition to the Lifetime Five Income Benefit, we offer a benefit called the Spousal Lifetime Five Income Benefit. The Spousal Lifetime Five Income benefit is similar to the Lifetime Five Income Benefit, except that it is offered only to those who are each other's spouses at the time the benefit is elected, and the benefit offers only a Life Income Benefit (not the Withdrawal Benefit). The charge for the Spousal Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.75% of the Contract Value allocated to the variable investment options. The charge is in addition to the charge for the applicable death benefit.

 Highest Daily Lifetime Five is similar to our Lifetime Five and Spousal Lifetime Five benefits, in that under each such benefit, there is a "protected withdrawal value" that serves as the basis for withdrawals you can make. As we discuss in more detail later, we guarantee this protected withdrawal value, even if your Contract Value declines. Thus, as a participant in one of these benefits, you are assured of a certain amount that you can withdraw, even if there is a significant decline in the securities markets. Highest Daily Lifetime Five Benefit differs from Lifetime Five and Spousal Lifetime Five primarily in that (a) the Protected Withdrawal Value is determined based on the highest daily Contract Value and (b) we require you to participate in an asset transfer program, under which your Contract Value may be transferred periodically between the variable investment options and the Benefit Fixed Rate Account (which is part of our general account). This formula is described more fully in Appendix C. We operate the asset transfer program under a formula, which is described in the portion of Section 5 concerning the Highest Daily Lifetime Five Benefit. As discussed in Section 5, when you elect Highest Daily Lifetime Five, the asset transfer formula is made a part of your annuity contract, and thus may not be altered thereafter. However, we do reserve the right to amend the formula for new-issued annuity contracts that elect Highest Daily Lifetime Five and for existing contracts that elect the benefit in the future. As we discuss in more detail later in this prospectus, this required asset transfer program helps us manage our financial exposure under Highest Daily Lifetime Five, by moving assets out of the variable investment options in the event of securities market declines. In essence, we seek to preserve the value of these assets, by transferring them to a more stable account. Of course, the formula also contemplates the transfer of assets from the Benefit Fixed Rate Account to the variable investment options in certain other scenarios.

 Finally, we offer Highest Daily Lifetime Seven, an optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Contract Value. Highest Daily Lifetime Seven is the same class of optional benefit as our Lifetime Five Income benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven, and thus offers lifetime payments until the second-to-die of two spouses.

 SECTION 6
 What Is The Income Appreciator Benefit?
 The Income Appreciator Benefit is an optional benefit, available for an additional charge, that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. You can activate this benefit in one of three ways, as described in Section 6. Note, however, that the annuitization options within this benefit are limited.

 SECTION 7
 How Can I Purchase A Strategic Partners Plus 3 Contract?
 You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial Purchase Payment of $10,000. You must get our prior approval for any initial and additional Purchase Payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional Purchase Payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each Purchase Payment.

 You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.

 SECTION 8
 What Are The Expenses Associated With The Strategic Partners Plus 3 Contract? The contract has insurance features and investment features, both of which have related costs and charges.
..   Each year (or upon full surrender) we deduct a contract maintenance charge if your Contract Value is less than $75,000. This charge is currently equal to the lesser of $35 or 2% of your Contract Value. We do not impose the contract maintenance charge if your Contract Value is $75,000 or more. We may impose lesser charges in certain states.
..   For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options (except as indicated), depending on the death benefit
    (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    -- 1.40% if you choose the base death benefit, -- 1.65% if you choose the roll-up or step-up Guaranteed Minimum Death
       Benefit option (i.e., 0.25% in addition to the base death benefit charge),
    -- 1.75% if you choose the greater of the roll-up and step-up Guaranteed
       Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge),
    -- 1.90% if you choose the Highest Daily Value Death Benefit (i.e., 0.50%
       in addition to the base death benefit charge), -- 0.60% if you choose the Lifetime Five Income Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit, or
    -- 0.75% if you choose the Spousal Lifetime Five Income Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit; or
    -- 0.60% if you choose the Highest Daily Lifetime Five Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit.
    -- 0.60% of the Protected Withdrawal Value if you choose the Highest Daily
       Lifetime Seven Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit, or
    -- 0.75% of the Protected Withdrawal Value if you choose the Spousal
       Highest Daily Lifetime Seven Income Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit.

..   We impose an additional insurance and administrative charge of 0.10%
    annually for the Contract With Credit.
..   We will deduct an additional charge if you choose the Guaranteed Minimum
    Income Benefit. We deduct this annual charge from your Contract Value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value (1.00% maximum charge). (In some states this fee may be lower.)
..   We will deduct an additional charge if you choose the Income Appreciator
    Benefit. We deduct this charge from your Contract Value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your Contract Value.
..   We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your Contract Value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.30% of your Contract Value.
..   There are a few states/jurisdictions that assess a premium tax on us. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your Contract Value.
..   There are also expenses associated with the mutual funds. For 2007, the fees of these funds ranged from 0.37% to 1.65% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.
..   If you withdraw money (or you begin the income phase) less than seven contract anniversaries after making a Purchase Payment, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7% for the Contract Without Credit and 5-8% for the Contract With Credit. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)

 For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?"

 SECTION 9
 How Can I Access My Money?
 You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. For the Contract Without Credit, if you withdraw money less than seven contract anniversaries after making a Purchase Payment, we may impose a withdrawal charge ranging from 1-7%. For the Contract With Credit, we may impose a withdrawal charge ranging from 5-8%. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)

 Under the Market Value Adjustment Option, you will be subject to a market value adjustment if you make a withdrawal or transfer from the option prior to the end of a guarantee period.

 SUMMARY FOR SECTIONS 1-11 continued


 We offer optional living benefits--the Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Five Benefit, Highest Daily Lifetime Seven Income Benefit, and Spousal Highest Daily Lifetime Seven Benefit under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your Contract Value. You need not participate in any of these benefits in order to withdraw some or all of your money. You also may access your Income Appreciator Benefit through withdrawals.

 SECTION 10
 What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?
 Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

 SECTION 11
 Other Information
 This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

 RISK FACTORS
 There are various risks associated with an investment in the Market Value Adjustment Option that we summarize below.

 Issuer Risk. The Market Value Adjustment Option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life, and thus backed by the financial strength of that company. If Pruco Life were to experience significant financial adversity, it is possible that Pruco Life's ability to pay interest and principal under the Market Value Adjustment Option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.

 Risks Related To Changing Interest Rates. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life holds to support the Market Value Adjustment Option. Nonetheless, the market value adjustment formula reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money prior to the end of a guarantee period and during a period in which prevailing interest rates have risen above their level when you made your purchase, you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your Purchase Payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the market value adjustment option will perform better than another investment that you might have made.

 Risks Related To The Withdrawal Charge. We may impose withdrawal charges on amounts withdrawn from the market value adjustment option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

 SUMMARY OF CONTRACT EXPENSES

 The purpose of this summary is to help you to understand the costs you will pay for Strategic Partners Plus 3. The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options.

 For more detailed information, including additional information about current and maximum charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

                 ----------------------------------------------
                      CONTRACT OWNER TRANSACTION EXPENSES
                 ----------------------------------------------
                             WITHDRAWAL CHARGE/ 1/
                 ----------------------------------------------
                 NUMBER OF CONTRACT
                 ANNIVERSARIES SINCE  CONTRACT      CONTRACT
                  PURCHASE PAYMENT   WITH CREDIT WITHOUT CREDIT
                 ----------------------------------------------
                          0              8%            7%
                 ----------------------------------------------
                          1              8%            6%
                 ----------------------------------------------
                          2              8%            5%
                 ----------------------------------------------
                          3              8%            4%
                 ----------------------------------------------
                          4              7%            3%
                 ----------------------------------------------
                          5              6%            2%
                 ----------------------------------------------
                          6              5%            1%
                 ----------------------------------------------
                          7              0%            0%
                 ----------------------------------------------

                             MAXIMUM TRANSFER FEE
                 ------------------------------------------------------------------------
                 Each transfer after 12 /2/                           $30.00
                 ------------------------------------------------------------------------
                 Each transfer after 20                               $10.00
                 (Beneficiary Continuation option ONLY)
                 ------------------------------------------------------------------------
                 Charge for premium tax imposed on us by certain States/Jurisdictions /3/
                 ------------------------------------------------------------------------
                         Up to 3.5% of Contract Value
                 ------------------------------------------------------------------------

 1 Each contract year, you may withdraw a specified amount of your Contract Value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 8. In certain states reduced withdrawal charges may apply under the Contract with Credit. Your contract contains the applicable charges.
 2 Currently, we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing or transfers from the market value adjustment option at the end of a guarantee period, and do not count them toward the limit of 12 free transfers per year.
 3 We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Contract, or upon annuitization.

 SUMMARY OF CONTRACT EXPENSES continued


 The next table describes the fees and expenses you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

-------------------------------------------------------------------------------------------
                                 PERIODIC ACCOUNT EXPENSES
-------------------------------------------------------------------------------------------
Maximum Contract Maintenance Charge and Contract                     $60.00
Charge Upon Full Withdrawal /3/
-------------------------------------------------------------------------------------------
Maximum Annual Contract Fee if Contract Value is less lesser of $30 or 2% of Contract Value than $25,000
(Beneficiary Continuation option ONLY)
-------------------------------------------------------------------------------------------
             INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED BENEFITS
             As a Percentage of Contract Value in Variable Investment Options
                                  (except as indicated):
-------------------------------------------------------------------------------------------

                                                   CONTRACT CONTRACT
                                                     WITH   WITHOUT
                                                    CREDIT   CREDIT
            --------------------------------------------------------
            Maximum Charge for Lifetime Five /4/    1.50%    1.50%
            --------------------------------------------------------
            Maximum Charge for Spousal Lifetime     1.50%    1.50%
            Five /4/
            --------------------------------------------------------
            Maximum Charge for Highest Daily        1.50%    1.50%
            Lifetime Five /4/
            --------------------------------------------------------
            Maximum Charge for Highest Daily        1.50%    1.50%
            Lifetime Seven /4/
            --------------------------------------------------------
            Maximum Charge for Spousal Highest      1.50%    1.50%
            Daily Lifetime Seven /4/
            --------------------------------------------------------
            Lifetime Five Income Benefit            0.60%    0.60%
            (current charge)
            --------------------------------------------------------
            Spousal Lifetime Five Income Benefit    0.75%    0.75%
            (current charge)
            --------------------------------------------------------
            Highest Daily Lifetime Five Income      0.60%    0.60%
            Benefit
            (current charge)
            --------------------------------------------------------
            Highest Daily Lifetime Seven Income     0.60%    0.60%
            Benefit /5/
            (current charge):
            assessed against Protected Withdrawal
            Value
            --------------------------------------------------------
            Spousal Highest Daily Lifetime Seven    0.75%    0.75%
            Income Benefit /5/
            (current charge):
            assessed against Protected Withdrawal
            Value
            --------------------------------------------------------
            Base Death Benefit                      1.50%    1.40%
            --------------------------------------------------------
            Guaranteed Minimum Death Benefit        1.75%    1.65%
            Option - Roll-Up or Step-Up
            --------------------------------------------------------
            Guaranteed Minimum Death Benefit        1.85%    1.75%
            Option - Greater of Roll-Up or Step-Up
            --------------------------------------------------------
            Highest Daily Value Death Benefit       2.00%    1.90%
            --------------------------------------------------------
            Maximum Annual Guaranteed Minimum       1.00%    1.00%
            Income Benefit Charge and Charge Upon
            Certain Withdrawals as a percentage
            of average GMIB Protected Value /6/
            --------------------------------------------------------
            Annual Guaranteed Minimum Income        0.50%    0.50%
            Benefit Charge and Charge Upon
            Certain Withdrawals
            (for contracts sold on or after
            January 20, 2004 or upon subsequent
            state approval) - as a percentage of
            average GMIB Protected Value (current
            charge)
            --------------------------------------------------------
            Annual Income Appreciator Benefit       0.25%    0.25%
            Charge and Charge Upon Certain
            Withdrawals /7/
            --------------------------------------------------------
            Annual Earnings Appreciator Benefit     0.30%    0.30%
            Charge and Charge Upon Certain
            Transactions /8/
            --------------------------------------------------------
            Settlement Service Charge               1.00%    1.00%
            (if the Owner's beneficiary elects
            the Beneficiary Continuation Option)
            /9/
            --------------------------------------------------------

 3 Currently, we waive this fee if your Contract Value is greater than or equal to $75,000 (waived if Contract Value is greater than or equal to $25,000 for Beneficiary Continuation Option). If your Contract Value is less than $75,000, we currently charge the lesser of $35 or 2% of your Contract Value. This is a single fee that we assess (a) annually or
    (b) upon full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so. This charge may be lower in certain states.

 4 We reserve the right to increase the charge to the maximum charge indicated upon a step-up or reset under the benefit, or new election of the benefit. However, we have no present intention of doing so.
 5 With respect to Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven, the 0.60% charge and 0.75% charge, respectively, is assessed against the Protected Withdrawal Value. With respect to each of Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven, one-fourth of the annual charge is deducted at the end of each quarter, where the quarters are part of years that have as their anniversary the date that the benefit was elected. The fee is taken out of Contract Value in the variable investment options. These optional benefits are not available under the Beneficiary Continuation Option.
 6 We impose this charge only if you choose the Guaranteed Minimum Income benefit. This charge is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts) of the average GMIB protected value, which is calculated daily and generally is equal to the GMIB roll-up value. The fee is withdrawn from each variable investment option in the same proportion as the Contact Value allocated to that variable investment option represents to the total Contract Value in all variable investment options. In some states this charge is 0.30%, see your contract for details. Subject to certain age or duration restrictions, the roll-up value is the total of all invested Purchase Payments (after a reset, the Contract Value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested Purchase Payments. Withdrawals reduce both the roll-up value and the 200% cap. The reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in Contract Value after the first 5% withdrawal occurs. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining Contract Value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time. We reserve the right to increase this charge up to the maximum indicated upon any reset of the benefit or new election.
 7 We impose this charge only if you choose the Income Appreciator benefit. The charge for this benefit is based on an annual rate of 0.25% of your Contract Value. The Income Appreciator benefit charge is calculated: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent Purchase Payment. The fee is based on the Contract Value at the time of the calculation, and is prorated based on the portion of the contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owners prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the Contract Value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.
 8 We impose this charge only if you choose the Earnings Appreciator benefit. The charge for this benefit is based on an annual rate of 0.30% of your Contract Value. Although the charge may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the Contract Value remaining after such partial withdrawal is not enough to cover the then-applicable earnings appreciator charge. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.
 9 The other Insurance and Administrative Expense Charges do not apply if you are a beneficiary under the Beneficiary Continuation Option. Instead, the Settlement Service Charge set forth here applies, if your beneficiary elects the Beneficiary Continuation Option. The 1.00% charge is an annual charge that is assessed daily against the assets in the variable investment options.

                  -------------------------------------------
                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES
                  -------------------------------------------
 The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2007. Fund expenses are not fixed or guaranteed by the Strategic Partners Plus 3 contract, and may vary from year to year.

              ---------------------------------------------------
                                                  MAXIMUM MINIMUM
              ---------------------------------------------------
              Total Annual Underlying Mutual Fund  1.65%   0.37%
              Operating Expenses*
              ---------------------------------------------------

 * See "Summary of Contract Expenses" - Underlying Mutual Fund Portfolio Annual Expenses for more detail on the expenses of the underlying mutual funds.

-----------------------------------------------------------------------------------------------------
                          UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

              (as a percentage of the average net assets of the underlying Portfolios)
-----------------------------------------------------------------------------------------------------
                                                      For the year ended December 31, 2007
                                           ----------------------------------------------------------
           UNDERLYING PORTFOLIO            Management  Other   12b-1 Fees    Acquired    Total Annual
                                            Fee /4/   Expenses            Portfolio Fees  Portfolio
                                                                          & Expenses /6/   Expenses
-----------------------------------------------------------------------------------------------------
Advanced Series Trust /1,3/
 AST Advanced Strategies                     0.85%     0.15%     0.00%        0.04%         1.04%
 AST Aggressive Asset Allocation /2/         0.15%     0.03%     0.00%        0.96%         1.14%
 AST AllianceBernstein Core Value            0.75%     0.11%     0.00%        0.00%         0.86%
 AST AllianceBernstein Growth & Income       0.75%     0.08%     0.00%        0.00%         0.83%
 AST American Century Income & Growth        0.75%     0.11%     0.00%        0.00%         0.86%
 AST American Century Strategic Allocation   0.85%     0.25%     0.00%        0.00%         1.10%

 SUMMARY OF CONTRACT EXPENSES continued

-----------------------------------------------------------------------------------------------------------
                             UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                 (as a percentage of the average net assets of the underlying Portfolios)
-----------------------------------------------------------------------------------------------------------
                                                            For the year ended December 31, 2007
                                                 ----------------------------------------------------------
              UNDERLYING PORTFOLIO               Management  Other   12b-1 Fees    Acquired    Total Annual
                                                  Fee /4/   Expenses            Portfolio Fees  Portfolio
                                                                                & Expenses /6/   Expenses
-----------------------------------------------------------------------------------------------------------
 AST Balanced Asset Allocation /2/                 0.15%     0.01%     0.00%        0.90%         1.06%
 AST Capital Growth Asset Allocation /2/           0.15%     0.01%     0.00%        0.93%         1.09%
 AST Cohen & Steers Realty Portfolio               1.00%     0.12%     0.00%        0.00%         1.12%
 AST Conservative Asset Allocation /2/             0.15%     0.02%     0.00%        0.87%         1.04%
 AST DeAM Large-Cap Value                          0.85%     0.11%     0.00%        0.00%         0.96%
 AST DeAM Small-Cap Value                          0.95%     0.18%     0.00%        0.00%         1.13%
 AST Federated Aggressive Growth                   0.95%     0.11%     0.00%        0.00%         1.06%
 AST First Trust Balanced Target                   0.85%     0.11%     0.00%        0.00%         0.96%
 AST First Trust Capital Appreciation Target       0.85%     0.11%     0.00%        0.00%         0.96%
 AST Goldman Sachs Concentrated Growth             0.90%     0.10%     0.00%        0.00%         1.00%
 AST Goldman Sachs Mid-Cap Growth                  1.00%     0.12%     0.00%        0.00%         1.12%
 AST High Yield                                    0.75%     0.12%     0.00%        0.00%         0.87%
 AST Investment Grade Bond /5/                     0.65%     0.99%     0.00%        0.00%         1.64%
 AST JPMorgan International Equity                 0.87%     0.13%     0.00%        0.00%         1.00%
 AST Large-Cap Value                               0.75%     0.08%     0.00%        0.00%         0.83%
 AST Lord Abbett Bond-Debenture                    0.80%     0.11%     0.00%        0.00%         0.91%
 AST Marsico Capital Growth                        0.90%     0.08%     0.00%        0.00%         0.98%
 AST MFS Global Equity                             1.00%     0.21%     0.00%        0.00%         1.21%
 AST MFS Growth                                    0.90%     0.12%     0.00%        0.00%         1.02%
 AST Mid-Cap Value                                 0.95%     0.14%     0.00%        0.00%         1.09%
 AST Neuberger Berman Mid-Cap Growth               0.90%     0.10%     0.00%        0.00%         1.00%
 AST Neuberger Berman Mid-Cap Value                0.89%     0.10%     0.00%        0.00%         0.99%
 AST Neuberger Berman Small-Cap Growth             0.95%     0.12%     0.00%        0.00%         1.07%
 AST PIMCO Limited Maturity Bond                   0.65%     0.11%     0.00%        0.00%         0.76%
 AST Preservation Asset Allocation /2/             0.15%     0.03%     0.00%        0.82%         1.00%
 AST QMA US Equity Alpha                           1.00%     0.63%     0.00%        0.00%         1.63%
 AST Small-Cap Growth                              0.90%     0.15%     0.00%        0.00%         1.05%
 AST Small-Cap Value                               0.90%     0.10%     0.00%        0.00%         1.00%
 AST T. Rowe Price Asset Allocation                0.85%     0.12%     0.00%        0.00%         0.97%
 AST T. Rowe Price Global Bond                     0.80%     0.13%     0.00%        0.00%         0.93%
 AST T. Rowe Price Natural Resources               0.90%     0.10%     0.00%        0.00%         1.00%
 AST T. Rowe Price Large-Cap Growth                0.88%     0.08%     0.00%        0.00%         0.96%
 AST UBS Dynamic Alpha Strategy                    1.00%     0.13%     0.00%        0.02%         1.15%
 AST Western Asset Core Plus Bond /5/              0.70%     0.10%     0.00%        0.02%         0.82%

The Prudential Series Fund /7,8,9/
 Equity Portfolio                                  0.45%     0.02%     0.00%        0.00%         0.47%
 Global Portfolio                                  0.75%     0.06%     0.00%        0.00%         0.81%
 Jennison Portfolio                                0.60%     0.02%     0.00%        0.00%         0.62%
 Money Market Portfolio                            0.40%     0.03%     0.00%        0.00%         0.43%
 Stock Index Portfolio /10/                        0.35%     0.02%     0.00%        0.00%         0.37%
 Value Portfolio                                   0.40%     0.03%     0.00%        0.00%         0.43%
 SP Aggressive Growth Asset Allocation Portfolio   0.05%     0.06%     0.00%        0.85%         0.96%
 SP Balanced Asset Allocation Portfolio            0.05%     0.01%     0.00%        0.79%         0.85%
 SP Conservative Asset Allocation Portfolio        0.05%     0.02%     0.00%        0.75%         0.82%
 SP Davis Value Portfolio                          0.75%     0.05%     0.00%        0.00%         0.80%
 SP Growth Asset Allocation Portfolio              0.05%     0.01%     0.00%        0.83%         0.89%
 SP International Growth Portfolio                 0.85%     0.09%     0.00%        0.00%         0.94%
 SP International Value Portfolio                  0.90%     0.09%     0.00%        0.00%         0.99%
 SP Mid Cap Growth Portfolio                       0.80%     0.07%     0.00%        0.00%         0.87%
 SP PIMCO High Yield Portfolio                     0.60%     0.09%     0.00%        0.00%         0.69%

----------------------------------------------------------------------------------------------------------
                             UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                 (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2007
                                                ----------------------------------------------------------
             UNDERLYING PORTFOLIO               Management  Other   12b-1 Fees    Acquired    Total Annual
                                                 Fee /4/   Expenses            Portfolio Fees  Portfolio
                                                                               & Expenses /6/   Expenses
----------------------------------------------------------------------------------------------------------
 SP PIMCO Total Return Portfolio                  0.60%     0.07%     0.00%        0.00%         0.67%
 SP Prudential U.S. Emerging Growth Portfolio     0.60%     0.05%     0.00%        0.00%         0.65%
 SP Small Cap Value Portfolio                     0.90%     0.06%     0.00%        0.00%         0.96%
 SP Strategic Partners Focused Growth Portfolio   0.90%     0.25%     0.00%        0.00%         1.15%

Janus Aspen Series
 Large Cap Growth Portfolio--Service Shares       0.64%     0.02%     0.25%        0.01%         0.92%

Nationwide Variable Insurance Trust
 Gartmore NVIT Developing Markets                 1.05%     0.35%     0.25%          N/A         1.65%

Evergreen Variable Annuity Trust /11/
 Evergreen VA Balanced                            0.30%     0.22%     0.00%        0.02%         0.54%
 Evergreen VA Fundamental Large Cap               0.58%     0.17%     0.00%        0.00%         0.75%
 Evergreen VA Special Values                      0.78%     0.18%     0.00%        0.01%         0.97%
 Evergreen VA Growth                              0.70%     0.20%     0.00%        0.01%         0.91%
 Evergreen VA International Equity                0.39%     0.24%     0.00%        0.00%         0.63%
 Evergreen VA Omega                               0.52%     0.19%     0.00%        0.00%         0.71%

 1 The Fund has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Fund compensates the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Fund providing such services directly to shareholders. Amounts paid under these arrangements are included in "Other Expenses." Subject to the expense limitations set forth below, for each Portfolio of the Fund other than the Dynamic Asset Allocation Portfolios, 0.03% of the 0.10% administrative services fee is voluntarily waived. The Dynamic Asset Allocation Portfolios do not directly pay any portion of the 0.10% administrative service fee. The Acquired Portfolios in which the Dynamic Asset Allocation Portfolios invest, however, are subject to the administrative services fee. With respect to the AST QMA US Equity Alpha Portfolio, "Other Expenses" includes dividend expenses on short sales and interest expenses on short sales. Our reference above to the Dynamic Asset Allocation Portfolios refers to these portfolios: AST Aggressive Asset Allocation, AST Balanced Asset Allocation, AST Capital Growth Asset Allocation, AST Conservative Asset Allocation, and AST Preservation Asset Allocation.
 2 Some of the Portfolios invest in other investment companies (the Acquired Portfolios). For example, each Dynamic Asset Allocation Portfolio invests primarily in shares of other Portfolios of Advanced Series Trust. Investors in a Portfolio indirectly bear the fees and expenses of the Acquired Portfolios. The expenses shown under "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios in which each Portfolio invested during the year ended
    December 31, 2007. The Dynamic Asset Allocation Portfolios do not pay any transaction fees when purchasing or redeeming shares of the Acquired Portfolios. Our reference above to the Dynamic Asset Allocation Portfolios refers to these portfolios: AST Aggressive Asset Allocation, AST Balanced Asset Allocation, AST Capital Growth Asset Allocation, AST Conservative Asset Allocation, and AST Preservation Asset Allocation.
 3 Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund. These arrangements, which are set forth as follows, may be discontinued or otherwise modified at any time. AST American Century Strategic Allocation: 1.25%; AST Cohen & Steers
    Realty: 1.45%; AST DeAM Small-Cap Value: 1.14%; AST Goldman Sachs Concentrated Growth: 0.86%; AST Goldman Sachs Mid-Cap Growth: 1.12%; AST High Yield: 0.88%; AST JPMorgan International Equity: 1.01%; AST Large-Cap
    Value: 1.20%; AST Lord Abbett Bond-Debenture: 0.88%; AST MFS Global
    Equity: 1.18%; AST MFS Growth: 1.35%; AST Marsico Capital Growth: 1.35%; AST Mid-Cap Value: 1.45%; AST Neuberger Berman Mid-Cap Growth: 1.25%; AST Neuberger Berman Mid-Cap Value: 1.25%; AST PIMCO Limited Maturity
    Bond: 1.05%; AST T. Rowe Price Asset Allocation: 1.25%; AST T. Rowe Price Natural Resources: 1.35%.
 4 The management fee rate shown in the "management fees" column represents the actual fee rate paid by the indicated Portfolio for the fiscal year ended December 31, 2007, except that the fee rate shown does not reflect the impact of any voluntary management fee waivers that may be applicable and which would result in a reduction in the fee rate paid by the Portfolio. The management fee rate for certain Portfolios may include "breakpoints" which are reduced fee rates that are applicable at specified levels of Portfolio assets; the effective fee rates shown in the table reflect and incorporate any fee "breakpoints" which may be applicable.
 5 The Western Asset Core Plus Bond Portfolio is based on estimated expenses for 2008 and current period average daily net assets. AST Investment Grade Bond Portfolio expenses are based on estimated expenses for 2008 at an estimated asset level.
 6 Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Annual Portfolio Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.
 7 Investors incur certain fees and expenses in connection with an investment in the Fund's Portfolios. The following table shows the fees and expenses that you may incur if you invest in Class 1 shares of the Portfolios through a variable annuity contract. The fees and expenses shown below are based the fees and expenses incurred in the year ended December 31, 2007 (except as explained in the footnotes) and are expressed as a percentage of the average daily net assets of each Portfolio. The table does not include annuity contract charges. Because annuity contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the following table. See this prospectus for the fees and expenses under the annuity contract.

 SUMMARY OF CONTRACT EXPENSES continued

 8 Some of the Portfolios invest in other investment companies (the Acquired Portfolios). For example, each SP Asset Allocation Portfolio invests in shares of other Portfolios of the Fund, and some Portfolios invest in other funds, including the Dryden Core Investment Fund. Investors in a Portfolio indirectly bear the fees and expenses of the Acquired Portfolios. The expenses shown in the column "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios in which each Portfolio invested during the year ended
    December 31, 2007. The SP Asset Allocation Portfolios do not pay any transaction fees when purchasing or redeeming shares of the Acquired Portfolios. Each of the Asset Allocation Portfolios is responsible for the payment of its own "Other Expenses," including, without limitation, custodian fees, legal fees, trustee fees and audit fee, in accordance with the terms of the management agreement.
 9 Prudential Investments LLC has voluntarily agreed to waive a portion of its management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund. These arrangements, which are set forth as follows for Class 1 shares, may be discontinued or otherwise modified at any time. Stock Index Portfolio:
    0.75%; Value Portfolio: 0.75%; SP International Growth Portfolio: 1.24%; SP Mid Cap Growth Portfolio: 1.00%; SP Small Cap Value Portfolio: 1.05%; SP Strategic Partners Focused Growth Portfolio: 1.25%.
 10 The Portfolio's contractual management fee rate is as follows: 0.35% for average net assets up to $4 billion, and 0.30% for average net assets in excess of $4 billion.
 11 The Total Annual Portfolio Operating Expenses excludes expense reductions.

 EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

 The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the mutual funds, which do not reflect any expense reimbursements or waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as indicated in the tables that follow.

 Example 1a: Contract With Credit: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

 This example assumes that:
..   You invest $10,000 in the Contract With Credit;
..   You choose the Highest Daily Value Death Benefit;
..   You choose the Guaranteed Minimum Income Benefit (for contracts sold on or after January 20, 2004, or upon subsequent state approval);
..   You choose the Earnings Appreciator Benefit;
..   You choose the Income Appreciator Benefit;
..   You allocate all of your assets to the variable investment option having the maximum total operating expenses*;
..   The investment has a 5% return each year;
..   The mutual fund's total operating expenses remain the same each year;
..   For each separate account charge, we deduct the maximum charge rather than any current charge; and
..   You withdraw all your assets at the end of the indicated period.

 * Note: Not all portfolios offered are available if you elect certain optional benefits.

 Example 1b: Contract With Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 Example 2a: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

 This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

 Example 2b: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 Example 3a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets

 This example assumes that:
..   You invest $10,000 in the Contract With Credit;
..   You do not choose any optional insurance benefit;
..   You allocate all of your assets to the variable investment option having the maximum total operating expenses*;
..   The investment has a 5% return each year;
..   The mutual fund's total operating expenses remain the same each year;
..   For each separate account charge, we deduct the maximum charge rather than any current charge; and
..   You withdraw all your assets at the end of the indicated period.

 * Note: Not all portfolios offered are available if you elect certain optional benefits.

 Example 3b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 3a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 Example 4a: Contract Without Credit: Base Death Benefit, and You Withdraw All Your Assets

 This example makes exactly the same assumptions as Example 3a except that it assumes that you invest in the Contract Without Credit.

 Example 4b: Contract Without Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 4a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 Notes For Expense Examples:
 These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

 Note that withdrawal charges (which are reflected in Examples 1a, 2a, 3a and 4a) are assessed in connection with some annuity options, but not others.

 The values shown in the 10 year column are the same for Example 4a and 4b, the same for Example 3a and 3b, the same for Example 2a and 2b, and the same for Example 1a and 1b. This is because if 10 years have elapsed since your last Purchase Payment, we would no longer deduct withdrawal charges when you make a withdrawal. The indicated examples reflect the maximum withdrawal charges, but in certain states reduced withdrawal charges may apply for certain ages.

 The examples use an average contract maintenance charge, which we calculated based on our general estimate of the total contract fees we expect to collect in 2008. Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.

 Premium taxes are not reflected in the examples. We deduct a charge to approximate premium taxes that may be imposed on us in your state.

 A table of accumulation unit values appears in Appendix A to this prospectus.

 Contract With Credit: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit; Income Appreciator Benefit

             Example 1a: If You Withdraw Your Assets Example 1b: If You Do Not Withdraw Your Assets
             --------------------------------------------------------------------------------------
              1 yr     3 yrs     5 yrs     10 yrs    1 yr       3 yrs       5 yrs       10 yrs
             --------------------------------------------------------------------------------------
             $1,323    $2,455    $3,482    $5,579    $571       $1,703      $2,824      $5,579
             --------------------------------------------------------------------------------------

 EXPENSE EXAMPLES continued


 Contract Without Credit: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit; Income Appreciator Benefit

             Example 2a: If You Withdraw Your Assets Example 2b: If You Do Not Withdraw Your Assets
             --------------------------------------------------------------------------------------
              1 yr     3 yrs     5 yrs     10 yrs    1 yr       3 yrs       5 yrs       10 yrs
             --------------------------------------------------------------------------------------
             $1,197    $2,080    $2,955    $5,293    $539       $1,610      $2,673      $5,293
             --------------------------------------------------------------------------------------

 Contract With Credit: Base Death Benefit

             Example 3a: If You Withdraw Your Assets Example 3b: If You Do Not Withdraw Your Assets
             --------------------------------------------------------------------------------------
              1 yr     3 yrs     5 yrs     10 yrs    1 yr       3 yrs       5 yrs       10 yrs
             --------------------------------------------------------------------------------------
             $1,114    $1,854    $2,523    $3,879    $362       $1,102      $1,865      $3,879
             --------------------------------------------------------------------------------------

 Contract Without Credit: Base Death Benefit

              Example 4a: If You Withdraw Your Assets Example 4b: If You Do Not Withdraw Your Assets
              --------------------------------------------------------------------------------------
              1 yr     3 yrs      5 yrs     10 yrs    1 yr       3 yrs       5 yrs       10 yrs
              --------------------------------------------------------------------------------------
              $996     $1,500     $2,027    $3,640    $338       $1,030      $1,745      $3,640
              --------------------------------------------------------------------------------------

  PART II SECTIONS 1-11
--------------------------------------------------------------------------------

  STRATEGIC PARTNERS PLUS 3 PROSPECTUS

 1: WHAT IS THE STRATEGIC PARTNERS PLUS 3 VARIABLE ANNUITY?

 The Strategic Partners Plus 3 Variable Annuity is a contract between you, the owner, and US, Pruco Life Insurance Company (Pruco Life, we or us).

 Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the third contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

 This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

 If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.

 There are two basic versions of Strategic Partners Plus 3 variable annuity.

 Contract With Credit.

..   provides for a bonus credit that we add to each Purchase Payment that you make,
..   has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,
..   may provide a lower interest rate for fixed interest rate options and the
    Market Value Adjustment Option than the Contract Without Credit, and
..   may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

 Contract Without Credit.

..   does not provide a credit,
..   has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,
..   may provide a higher interest rate for fixed interest rate options and the
    Market Value Adjustment Option than the Contract With Credit, and
..   may provide more market value adjustment guarantee periods than the
    Contract With Credit.

 Unless we state otherwise, when we use the word contract, it applies to both versions.

 In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.

 Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a Purchase Payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Plus 3 if you anticipate having to withdraw a significant amount of your Purchase Payments within a few years of making those Purchase Payments.

 Strategic Partners Plus 3 is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options and a market value adjustment option. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.

 Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your Contract Value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

 As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

 The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

 SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"
 If you change your mind about owning Strategic Partners Plus 3, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:
..   Your full Purchase Payment, less any applicable federal and state income tax withholding; or
..   The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment. We impose neither a withdrawal charge nor any market value adjustment if you cancel your contract under this provision.

 If you have purchased the Contract With Credit, we will deduct any credit we had added to your Contract Value. To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE?

 The contract gives you the choice of allocating your purchase payments to any of the variable investment options, fixed interest rate options, and a market value adjustment option.

 The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The mutual fund options that you select are your choice. We do not recommend or endorse any particular underlying mutual fund.

 VARIABLE INVESTMENT OPTIONS
 The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. What appears in the chart below is merely a summary - please consult the portfolio's prospectus for a comprehensive discussion of the portfolio's investment policies. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/sub-adviser for each portfolio appears next to the description.

 The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect, wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a "manager-of-managers" approach. The portfolios of the Advanced Series Trust are co-managed by PI and AST Investment Services, Inc., also under a manager-of-managers approach. AST Investment Services, Inc. is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

 Under the manager-of-managers approach, PI and AST Investment Services, Inc. have the ability to assign sub-advisers to manage specific portions of a portfolio, and the portion managed by a sub-adviser may vary from 0% to 100% of the portfolio's assets. The sub-advisers that manage some or all of a portfolio are listed on the following chart.

 Please note that we restrict the investment options in which you can participate, if you elect certain optional benefits. Thus, your participation in those benefits could result in your missing investment opportunities that might arise in investment options from which you are excluded. (Of course, potentially missing investment opportunities in investment options in which you do not participate is an inherent consequence of any investment choice, and generally speaking, it is your decision as to how to invest your Purchase Payments).

 A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


 Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to
 0.55 % annually (as of May 1, 2008) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.

 In addition, an investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contract, available options, and underlying portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser's, sub-adviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributors, and the amounts of such payments may vary between and among each adviser, sub-adviser, and distributor depending on their respective participation. During 2007, with regard to amounts that were paid under these kinds of arrangements, the amounts ranged from approximately $750 to approximately $946,934. These amounts may have been paid to one or more Prudential-affiliated insurers issuing individual variable annuities.

 As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.

 Upon the introduction of the Advanced Series Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had Contract Value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate Purchase Payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had Contract Value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate Purchase Payments to that Portfolio after that date.

    -----------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
                       ADVANCED SERIES TRUST
    -----------------------------------------------------------------------
      ASSET     AST Advanced Strategies Portfolio:         LSV Asset
     ALLOCA-    seeks a high level of absolute            Management;
      TION/     return. The Portfolio invests           Marsico Capital
     BALANCED   primarily in a diversified portfolio    Management, LLC;
                of equity and fixed income             Pacific Investment
                securities across different                Management
                investment categories and investment      Company LLC
                managers. The Portfolio pursues a       (PIMCO); T. Rowe
                combination of traditional and         Price Associates,
                non-traditional investment             Inc.; William Blair
                strategies.                              & Company, LLC
    -----------------------------------------------------------------------
      ASSET     AST Aggressive Asset Allocation          AST Investment
     ALLOCA-    Portfolio: seeks the highest            Services, Inc. &
      TION/     potential total return consistent          Prudential
     BALANCED   with its specified level of risk        Investments LLC/
                tolerance. The Portfolio will invest       Prudential
                its assets in several other Advanced    Investments LLC
                Series Trust Portfolios. Under
                normal market conditions, the
                Portfolio will devote approximately
                100% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                92.5% to 100%) and the remainder of
                its net assets to underlying
                portfolios investing primarily in
                debt securities and money market
                instruments (with a range of 0% -
                7.5%).
    -----------------------------------------------------------------------
      LARGE     AST AllianceBernstein Core Value       AllianceBernstein
       CAP      Portfolio: seeks long-term capital            L.P.
      VALUE     growth by investing primarily in
                common stocks. The subadviser
                expects that the majority of the
                Portfolio's assets will be invested
                in the common stocks of large
                companies that appear to be
                undervalued. Among other things, the
                Portfolio seeks to identify
                compelling buying opportunities
                created when companies are
                undervalued on the basis of investor
                reactions to near-term problems or
                circumstances even though their
                long-term prospects remain sound.
                The subadviser seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
    -----------------------------------------------------------------------
      LARGE     AST AllianceBernstein Growth &         AllianceBernstein
       CAP      Income Portfolio: seeks long-term             L.P.
      VALUE     growth of capital and income while
                attempting to avoid excessive
                fluctuations in market value. The
                Portfolio normally will invest in
                common stocks (and securities
                convertible into common stocks). The
                subadviser will take a
                value-oriented approach, in that it
                will try to keep the Portfolio's
                assets invested in securities that
                are selling at reasonable valuations
                in relation to their fundamental
                business prospects.
    -----------------------------------------------------------------------
      LARGE     AST American Century Income & Growth    American Century
       CAP      Portfolio: seeks capital growth with       Investment
      VALUE     current income as a secondary           Management, Inc.
                objective. The Portfolio invests
                primarily in common stocks that
                offer potential for capital growth,
                and may, consistent with its
                investment objective, invest in
                stocks that offer potential for
                current income. The subadviser
                utilizes a quantitative management
                technique with a goal of building an
                equity portfolio that provides
                better returns than the S&P 500
                Index without taking on significant
                additional risk and while attempting
                to create a dividend yield that will
                be greater than the S&P 500 Index.
    -----------------------------------------------------------------------
      ASSET     AST American Century Strategic          American Century
     ALLOCA-    Allocation Portfolio: seeks                Investment
      TION/     long-term capital growth with some      Management, Inc.
     BALANCED   regular income. The Portfolio will
                invest, under normal circumstances,
                in any type of U.S. or foreign
                equity security that meets certain
                fundamental and technical standards.
                The portfolio managers will draw on
                growth, value and quantitative
                investment techniques in managing
                the equity portion of the Portfolio
                and diversify the Portfolio's
                investments among small, medium and
                large companies.
    -----------------------------------------------------------------------
      ASSET     AST Balanced Asset Allocation            AST Investment
     ALLOCA-    Portfolio: seeks the highest            Services, Inc. &
      TION/     potential total return consistent          Prudential
     BALANCED   with its specified level of risk        Investments LLC/
                tolerance. The Portfolio will invest       Prudential
                its assets in several other Advanced    Investments LLC
                Series Trust Portfolios. Under
                normal market conditions, the
                Portfolio will devote approximately
                75% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                67.5% to 80%), and 25% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments (with a range of 20.0%
                to 32.5%).
    -----------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

    -----------------------------------------------------------------------
      STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
    -----------------------------------------------------------------------
      ASSET      AST Capital Growth Asset Allocation      AST Investment
     ALLOCA-     Portfolio: seeks the highest            Services, Inc. &
      TION/      potential total return consistent          Prudential
     BALANCED    with its specified level of risk        Investments LLC/
                 tolerance. The Portfolio will invest       Prudential
                 its assets in several other Advanced    Investments LLC
                 Series Trust Portfolios. Under
                 normal market conditions, the
                 Portfolio will devote approximately
                 65% of its net assets to underlying
                 portfolios investing primarily in
                 equity securities (with a range of
                 57.5% to 72.5%, and 35% of its net
                 assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments (with a range of 27.5%
                 to 42.5%).
    -----------------------------------------------------------------------
     SPECIALTY   AST Cohen & Steers Realty Portfolio:     Cohen & Steers
                 seeks to maximize total return              Capital
                 through investment in real estate       Management, Inc.
                 securities. The Portfolio pursues
                 its investment objective by
                 investing, under normal
                 circumstances, at least 80% of its
                 net assets in common stocks and
                 other equity securities issued by
                 real estate companies, such as real
                 estate investment trusts (REITs).
                 Under normal circumstances, the
                 Portfolio will invest substantially
                 all of its assets in the equity
                 securities of real estate companies,
                 i.e., a company that derives at
                 least 50% of its revenues from the
                 ownership, construction, financing,
                 management or sale of real estate or
                 that has at least 50% of its assets
                 in real estate. Real estate
                 companies may include real estate
                 investment trusts (REITs).
    -----------------------------------------------------------------------
      ASSET      AST Conservative Asset Allocation        AST Investment
     ALLOCA-     Portfolio: seeks the highest            Services, Inc. &
      TION/      potential total return consistent          Prudential
     BALANCED    with its specified level of risk        Investments LLC/
                 tolerance. The Portfolio will invest       Prudential
                 its assets in several other Advanced    Investments LLC
                 Series Trust Portfolios. Under
                 normal market conditions, the
                 Portfolio will devote approximately
                 55% of its net assets to underlying
                 portfolios investing primarily in
                 equity securities (with a range of
                 47.5% to 62.5%), and 45% of its net
                 assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments (with a range of 37.5%
                 to 52.5%.
    -----------------------------------------------------------------------
      LARGE      AST DeAM Large-Cap Value Portfolio:         Deutsche
       CAP       seeks maximum growth of capital by         Investment
      VALUE      investing primarily in the value           Management
                 stocks of larger companies. The          Americas, Inc.
                 Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 the value of its assets in the
                 equity securities of large-sized
                 companies included in the Russell
                 1000(R) Value Index. The subadviser
                 employs an investment strategy
                 designed to maintain a portfolio of
                 equity securities which approximates
                 the market risk of those stocks
                 included in the Russell 1000(R)
                 Value Index, but which attempts to
                 outperform the Russell 1000(R) Value
                 Index through active stock selection.
    -----------------------------------------------------------------------
      SMALL      AST DeAM Small-Cap Value Portfolio:         Deutsche
       CAP       seeks maximum growth of investors'         Investment
      VALUE      capital by investing primarily in          Management
                 the value stocks of smaller              Americas, Inc.
                 companies. The Portfolio pursues its
                 objective, under normal market
                 conditions, by primarily investing
                 at least 80% of its total assets in
                 the equity securities of small-sized
                 companies included in the Russell
                 2000(R) Value Index. The subadviser
                 employs an investment strategy
                 designed to maintain a portfolio of
                 equity securities which approximates
                 the market risk of those stocks
                 included in the Russell 2000(R)
                 Value Index, but which attempts to
                 outperform the Russell 2000(R) Value
                 Index.
    -----------------------------------------------------------------------
      SMALL      AST Federated Aggressive Growth         Federated Equity
       CAP       Portfolio: seeks capital growth. The       Management
      GROWTH     Portfolio pursues its investment           Company of
                 objective by investing primarily in      Pennsylvania/
                 the stocks of small companies that      Federated Global
                 are traded on national security            Investment
                 exchanges, NASDAQ stock exchange and    Management Corp.;
                 the over-the-counter-market. Small       Federated MDTA
                 companies will be defined as                  LLC
                 companies with market
                 capitalizations similar to companies
                 in the Russell 2000 Growth Index.
    -----------------------------------------------------------------------

    ------------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUB-ADVISOR
    ------------------------------------------------------------------------
      ASSET     AST First Trust Balanced Target        First Trust Advisors
     ALLOCA-    Portfolio: seeks long-term capital            L.P.
      TION/     growth balanced by current income.
     BALANCED   The Portfolio seeks to achieve its
                objective by investing approximately
                65% in common stocks and
                approximately 35% in fixed income
                securities. The Portfolio allocates
                the equity portion of the portfolio
                across five uniquely specialized
                strategies - The Dow(R) Target
                Dividend, the Value Line(R) Target
                25, the Global Dividend Target 15,
                the NYSE(R) International Target 25,
                and the Target Small Cap. Each
                strategy employs a quantitative
                approach by screening common stocks
                for certain attributes and/or using
                a multi-factor scoring system to
                select the common stocks. The fixed
                income allocation is determined by
                the Dow Jones Income strategy which
                utilizes certain screens to select
                bonds from the Dow Jones Corporate
                Bond Index or like-bonds not in the
                index.
    ------------------------------------------------------------------------
      ASSET     AST First Trust Capital Appreciation   First Trust Advisors
     ALLOCA-    Target Portfolio: seeks long-term             L.P.
      TION/     capital growth. The Portfolio seeks
     BALANCED   to achieve its objective by
                investing approximately 80% in
                common stocks and 20% in fixed
                income securities. The portfolio
                allocates the equity portion of the
                portfolio across five uniquely
                specialized strategies - the Value
                Line(R) Target 25, the Global
                Dividend Target 15, the Target Small
                Cap, the Nasdaq(R) Target 15, and
                the NYSE(R) International Target 25.
                Each strategy employs a quantitative
                approach by screening common stocks
                for certain attributes and/or using
                a multi-factor scoring system to
                select the common stocks. The fixed
                income allocation is determined by
                the Dow Jones Income strategy which
                utilizes certain screens to select
                bonds from the Dow Jones Corporate
                Bond Index or like-bonds not in the
                index.
    ------------------------------------------------------------------------
      LARGE     AST Goldman Sachs Concentrated            Goldman Sachs
       CAP      Growth Portfolio: seeks long-term       Asset Management,
     GROWTH     growth of capital. The Portfolio              L.P.
                will pursue its objective by
                investing primarily in equity
                securities of companies that the
                subadviser believes have the
                potential to achieve capital
                appreciation over the long-term. The
                Portfolio seeks to achieve its
                investment objective by investing,
                under normal circumstances, in
                approximately 30 - 45 companies that
                are considered by the subadviser to
                be positioned for long-term growth.
    ------------------------------------------------------------------------
     MID CAP    AST Goldman Sachs Mid-Cap Growth          Goldman Sachs
     GROWTH     Portfolio: seeks long-term capital      Asset Management,
                growth. The Portfolio pursues its             L.P.
                investment objective, by investing
                primarily in equity securities
                selected for their growth potential,
                and normally invests at least 80% of
                the value of its assets in
                medium-sized companies. Medium-sized
                companies are those whose market
                capitalizations (measured at the
                time of investment) fall within the
                range of companies in the Russell
                Mid-cap Growth Index. The subadviser
                seeks to identify individual
                companies with earnings growth
                potential that may not be recognized
                by the market at large.
    ------------------------------------------------------------------------
      FIXED     AST High Yield Portfolio: seeks        Pacific Investment
     INCOME     maximum total return, consistent           Management
                with preservation of capital and           Company LLC
                prudent investment management. The           (PIMCO)
                Portfolio invests, under normal
                circumstances, at least 80% of its
                net assets plus any borrowings for
                investment purposes (measured at
                time of purchase) in high yield,
                fixed-income securities that, at the
                time of purchase, are non-investment
                grade securities. Such securities
                are commonly referred to as "junk
                bonds".
    ------------------------------------------------------------------------
      FIXED     AST Investment Grade Bond Portfolio:       Prudential
     INCOME     seeks the highest potential total          Investment
                return consistent with its specified    Management, Inc.
                level of risk tolerance to meet the
                parameters established to support
                the Highest Daily Lifetime Seven
                benefits and maintain liquidity to
                support changes in market conditions
                for a fixed duration (weighted
                average maturity) of about 6 years.
                Please note that you may not make
                purchase payments to this Portfolio,
                and that this Portfolio is available
                only with certain living benefits.
    ------------------------------------------------------------------------
     INTER-     AST JPMorgan International Equity          J.P. Morgan
     NATIONAL   Portfolio: seeks long-term capital         Investment
     EQUITY     growth by investing in a diversified    Management, Inc.
                portfolio of international equity
                securities. The Portfolio seeks to
                meet its objective by investing,
                under normal market conditions, at
                least 80% of its assets in a
                diversified portfolio of equity
                securities of companies located or
                operating in developed non-U.S.
                countries and emerging markets of
                the world. The equity securities
                will ordinarily be traded on a
                recognized foreign securities
                exchange or traded in a foreign
                over-the-counter market in the
                country where the issuer is
                principally based, but may also be
                traded in other countries including
                the United States.
    ------------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

    -----------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUB-ADVISOR
    -----------------------------------------------------------------------
      LARGE     AST Large-Cap Value Portfolio: seeks      Dreman Value
       CAP      current income and long-term growth      Management LLC;
      VALUE     of income, as well as capital           Hotchkis and Wiley
                appreciation. The Portfolio invests,         Capital
                under normal circumstances, at least     Management LLC;
                80% of its net assets in common            J.P. Morgan
                stocks of large capitalization             Investment
                companies. Large capitalization         Management, Inc.
                companies are those companies with
                market capitalizations within the
                market capitalization range of the
                Russell 1000 Value Index.
    -----------------------------------------------------------------------
      FIXED     AST Lord Abbett Bond-Debenture          Lord, Abbett & Co.
     INCOME     Portfolio: seeks high current income           LLC
                and the opportunity for capital
                appreciation to produce a high total
                return. The Portfolio invests, under
                normal circumstances, at least 80%
                of the value of its assets in fixed
                income securities. The Portfolio
                allocates its assets principally
                among fixed income securities in
                four market sectors: U.S. investment
                grade securities, U.S. high yield
                securities, foreign securities
                (including emerging market
                securities) and convertible
                securities. Under normal
                circumstances, the Portfolio invests
                in each of the four sectors
                described above. However, the
                Portfolio may invest substantially
                all of its assets in any one sector
                at any time, subject to the
                limitation that at least 20% of the
                Portfolio's net assets must be
                invested in any combination of
                investment grade debt securities,
                U.S. Government securities and cash
                equivalents. The Portfolio may also
                make significant investments in
                mortgage-backed securities. Although
                the Portfolio expects to maintain a
                weighted average maturity in the
                range of five to twelve years, there
                are no restrictions on the overall
                Portfolio or on individual
                securities. The Portfolio may invest
                up to 20% of its net assets in
                equity securities.
    -----------------------------------------------------------------------
      LARGE     AST Marsico Capital Growth               Marsico Capital
       CAP      Portfolio: seeks capital growth.         Management, LLC
     GROWTH     Income realization is not an
                investment objective and any income
                realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in common stocks of large companies
                that are selected for their growth
                potential. Large capitalization
                companies are companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Growth Index. In selecting
                investments for the Portfolio, the
                subadviser uses an approach that
                combines "top down" macroeconomic
                analysis with "bottom up" stock
                selection. The "top down" approach
                identifies sectors, industries and
                companies that may benefit from the
                trends the subadviser has observed.
                The subadviser then looks for
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large,
                utilizing a "bottom up" stock
                selection process. The Portfolio
                will normally hold a core position
                of between 35 and 50 common stocks.
                The Portfolio may hold a limited
                number of additional common stocks
                at times when the Portfolio manager
                is accumulating new positions,
                phasing out existing or responding
                to exceptional market conditions.
    -----------------------------------------------------------------------
     INTER-     AST MFS Global Equity Portfolio:          Massachusetts
     NATIONAL   seeks capital growth. Under normal      Financial Services
     EQUITY     circumstances the Portfolio invests          Company
                at least 80% of its assets in equity
                securities. The Portfolio will
                invest in the securities of U.S. and
                foreign issuers (including issuers
                in emerging market countries). While
                the portfolio may invest its assets
                in companies of any size, the
                Portfolio generally focuses on
                companies with relatively large
                market capitalizations relative to
                the markets in which they are traded.
    -----------------------------------------------------------------------
      LARGE     AST MFS Growth Portfolio: seeks           Massachusetts
       CAP      long-term capital growth and future,    Financial Services
     GROWTH     rather than current income. Under            Company
                normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in common stocks and
                related securities, such as
                preferred stocks, convertible
                securities and depositary receipts,
                of companies that the subadviser
                believes offer better than average
                prospects for long-term growth. The
                subadviser uses a "bottom up" as
                opposed to a "top down" investment
                style in managing the Portfolio.
    -----------------------------------------------------------------------

     ----------------------------------------------------------------------
      STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
     ----------------------------------------------------------------------
      MID CAP    AST Mid Cap Value Portfolio: seeks     Earnest Partners
       VALUE     to provide capital growth by              LLC; Wedge
                 investing primarily in                      Capital
                 mid-capitalization stocks that          Management, LLP
                 appear to be undervalued. The
                 Portfolio generally invests, under
                 normal circumstances, at least 80%
                 of the value of its net assets in
                 mid-capitalization companies.
                 Mid-capitalization companies are
                 generally those that have market
                 capitalizations, at the time of
                 purchase, within the market
                 capitalization range of companies
                 included in the Russell Midcap Value
                 Index during the previous 12-months
                 based on month-end data.
     ----------------------------------------------------------------------
      MID CAP    AST Neuberger Berman Mid-Cap Growth    Neuberger Berman
      GROWTH     Portfolio: seeks capital growth.        Management Inc.
                 Under normal market conditions, the
                 Portfolio invests at least 80% of
                 its net assets in the common stocks
                 of mid-capitalization companies.
                 Mid-capitalization companies are
                 those companies whose market
                 capitalization is within the range
                 of market capitalizations of
                 companies in the Russell Midcap(R)
                 Growth Index. Using fundamental
                 research and quantitative analysis,
                 the subadviser looks for
                 fast-growing companies that are in
                 new or rapidly evolving industries.
     ----------------------------------------------------------------------
      MID CAP    AST Neuberger Berman Mid-Cap Value     Neuberger Berman
       VALUE     Portfolio: seeks capital growth.        Management Inc.
                 Under normal market conditions, the
                 Portfolio invests at least 80% of
                 its net assets in the common stocks
                 of medium capitalization companies.
                 For purposes of the Portfolio,
                 companies with market
                 capitalizations that fall within the
                 range of the Russell Midcap(R) Index
                 at the time of investment are
                 considered medium capitalization
                 companies. Some of the Portfolio's
                 assets may be invested in the
                 securities of large-cap companies as
                 well as in small-cap companies.
                 Under the Portfolio's value-oriented
                 investment approach, the subadviser
                 looks for well-managed companies
                 whose stock prices are undervalued
                 and that may rise in price before
                 other investors realize their worth.
     ----------------------------------------------------------------------
       SMALL     AST Neuberger Berman Small-Cap         Neuberger Berman
        CAP      Growth Portfolio: seeks maximum         Management Inc.
      GROWTH     growth of investors' capital from a
                 portfolio of growth stocks of
                 smaller companies. The Portfolio
                 pursues its objective, under normal
                 circumstances, by primarily
                 investing at least 80% of its total
                 assets in the equity securities of
                 small-sized companies included in
                 the Russell 2000 Growth(R) Index.
     ----------------------------------------------------------------------
       ASSET     AST Niemann Capital Growth Asset        Neimann Capital
      ALLOCA-    Allocation Portfolio: seeks the         Management Inc.
       TION/     highest potential total return
      GROWTH     consistent with its specified level
                 of risk tolerance. Under normal
                 circumstances, at least 90% of the
                 Portfolio's assets will be invested
                 in other portfolios of Advanced
                 Series Trust (the underlying
                 portfolios) while no more than 10%
                 of the Portfolio's assets may be
                 invested in exchange traded funds
                 (ETFs). Under normal market
                 conditions, the Portfolio will
                 devote from 60% to 80% of its net
                 assets to underlying portfolios and
                 ETFs investing primarily in equity
                 securities, and from 20% to 40% of
                 its net assets to underlying
                 portfolios and ETFs investing
                 primarily in debt securities and
                 money market instruments.
     ----------------------------------------------------------------------
       FIXED     AST PIMCO Limited Maturity Bond        Pacific Investment
      INCOME     Portfolio: seeks to maximize total        Management
                 return consistent with preservation       Company LLC
                 of capital and prudent investment           (PIMCO)
                 management. The Portfolio will
                 invest in a portfolio of
                 fixed-income investment instruments
                 of varying maturities. The average
                 portfolio duration of the Portfolio
                 generally will vary within a one- to
                 three- year time frame based on the
                 subadviser's forecast for interest
                 rates.
     ----------------------------------------------------------------------
       ASSET     AST Preservation Asset Allocation       AST Investment
      ALLOCA-    Portfolio: seeks the highest           Services, Inc. &
       TION/     potential total return consistent         Prudential
      BALANCED   with its specified level of risk       Investments LLC/
                 tolerance. The Portfolio will invest      Prudential
                 its assets in several other Advanced    Investments LLC
                 Series Trust Portfolios. Under
                 normal market conditions, the
                 Portfolio will devote approximately
                 35% of its net assets to underlying
                 portfolios investing primarily in
                 equity securities (with a range of
                 27.5% to 42.5%), and 65% of its net
                 assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments (with a range of 57.5%
                 to 72.5%.
     ----------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

    -----------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
      LARGE     AST QMA US Equity Portfolio               Quantitative
       CAP      (formerly known as AST                     Management
      BLEND     AllianceBernstein Managed Index 500      Associates LLC
                Portfolio): seeks to produce returns
                that exceed those of the benchmark.
                The portfolio utilizes a long/short
                investment strategy and will
                normally invest at least 80% of its
                net assets plus borrowings in equity
                and equity related securities of
                issuers traded on a securities
                exchange or market in the US. The
                benchmark index is the Russell
                1000(R) which is comprised of stocks
                representing more than 90% of the
                market cap of the US market and
                includes the largest 1000 securities
                in the Russell 3000(R) index.
    -----------------------------------------------------------------------
      SMALL     AST Small-Cap Growth Portfolio:           Eagle Asset
       CAP      seeks long-term capital growth. The       Management;
     GROWTH     Portfolio pursues its objective by      Neuberger Berman
                investing, under normal                 Management Inc.
                circumstances, at least 80% of the
                value of its assets in
                small-capitalization companies.
                Small-capitalization companies are
                those companies with a market
                capitalization, at the time of
                purchase, no larger than the largest
                capitalized company included in the
                Russell 2000(R) Index at the time of
                the Portfolio's investment.
    -----------------------------------------------------------------------
      SMALL     AST Small-Cap Value Portfolio: seeks      ClearBridge
       CAP      to provide long-term capital growth      Advisors, LLC;
      VALUE     by investing primarily in                 Dreman Value
                small-capitalization stocks that        Management LLC;
                appear to be undervalued. The             J.P. Morgan
                Portfolio invests, under normal            Investment
                circumstances, at least 80% of the     Management, Inc.;
                value of its net assets in small           Lee Munder
                capitalization stocks. Small            Investments, Ltd
                capitalization stocks are the stocks
                of companies with market
                capitalization that are within the
                market capitalization range of the
                Russell 2000(R) Value Index.
    -----------------------------------------------------------------------
      ASSET     AST T. Rowe Price Asset Allocation       T. Rowe Price
     ALLOCA-    Portfolio: seeks a high level of        Associates, Inc.
      TION/     total return by investing primarily
     BALANCED   in a diversified portfolio of fixed
                income and equity securities. The
                Portfolio normally invests
                approximately 60% of its total
                assets in equity securities and 40%
                in fixed income securities. This mix
                may vary depending on the
                subadviser's outlook for the
                markets. The subadviser concentrates
                common stock investments in larger,
                more established companies, but the
                Portfolio may include small and
                medium-sized companies with good
                growth prospects. The fixed income
                portion of the Portfolio will be
                allocated among investment grade
                securities, high yield or "junk"
                bonds, emerging market securities,
                foreign high quality debt securities
                and cash reserves.
    -----------------------------------------------------------------------
      FIXED     AST T. Rowe Price Global Bond            T. Rowe Price
     INCOME     Portfolio: seeks to provide high       International, Inc.
                current income and capital growth by
                investing in high-quality foreign
                and U.S. dollar-denominated bonds.
                The Portfolio will invest at least
                80% of its total assets in fixed
                income securities. The Portfolio
                invests in all types of bonds,
                including those issued or guaranteed
                by U.S. or foreign governments or
                their agencies and by foreign
                authorities, provinces and
                municipalities as well as investment
                grade corporate bonds, mortgage and
                asset-backed securities, and
                high-yield bonds of U.S. and foreign
                issuers. The Portfolio generally
                invests in countries where the
                combination of fixed-income returns
                and currency exchange rates appears
                attractive, or, if the currency
                trend is unfavorable, where the
                subadviser believes that the
                currency risk can be minimized
                through hedging. The Portfolio may
                also invest up to 20% of its assets
                in the aggregate in below
                investment-grade, high-risk bonds
                ("junk bonds"). In addition, the
                Portfolio may invest up to 30% of
                its assets in mortgage- related
                (including mortgage dollar rolls and
                derivatives, such as collateralized
                mortgage obligations and stripped
                mortgage securities) and
                asset-backed securities.
    -----------------------------------------------------------------------
      LARGE     AST T. Rowe Price Large-Cap Growth       T. Rowe Price
       CAP      Portfolio: seeks long-term growth of    Associates, Inc.
     GROWTH     capital by investing predominantly
                in the equity securities of a
                limited number of large, carefully
                selected, high-quality U.S.
                companies that are judged likely to
                achieve superior earnings growth.
                The Portfolio takes a growth
                approach to investment selection and
                normally invests at least 80% of its
                net assets in the common stocks of
                large companies. Large companies are
                defined as those whose market cap is
                larger than the median market cap of
                companies in the Russell 1000 Growth
                Index as of the time of purchase.
    -----------------------------------------------------------------------

    ------------------------------------------------------------------------
      STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
    ------------------------------------------------------------------------
     SPECIALTY   AST T. Rowe Price Natural Resources      T. Rowe Price
                 Portfolio: seeks long-term capital      Associates, Inc.
                 growth primarily through the common
                 stocks of companies that own or
                 develop natural resources (such as
                 energy products, precious metals and
                 forest products) and other basic
                 commodities. The Portfolio invests,
                 under normal circumstances, at least
                 80% of the value of its assets in
                 natural resource companies. The
                 Portfolio may also invest in
                 non-resource companies with the
                 potential for growth. The Portfolio
                 looks for companies that have the
                 ability to expand production, to
                 maintain superior exploration
                 programs and production facilities,
                 and the potential to accumulate new
                 resources. Although at least 50% of
                 Portfolio assets will be invested in
                 U.S. securities, up to 50% of total
                 assets also may be invested in
                 foreign securities.
    ------------------------------------------------------------------------
      ASSET      AST UBS Dynamic Alpha Portfolio:        UBS Global Asset
     ALLOCA-     seeks to maximize total return,            Management
      TION/      consisting of capital appreciation      (Americas) Inc.
     BALANCED    and current income. The Portfolio
                 invests in securities and financial
                 instruments to gain exposure to
                 global equity, global fixed income
                 and cash equivalent markets,
                 including global currencies. The
                 Portfolio may invest in equity and
                 fixed income securities of issuers
                 located within and outside the
                 United States or in open-end
                 investment companies advised by UBS
                 Global Asset Management (Americas)
                 Inc., the Portfolio's subadviser, to
                 gain exposure to certain global
                 equity and global fixed income
                 markets.
    ------------------------------------------------------------------------
      FIXED      AST Western Asset Core Plus Bond         Western Asset
      INCOME     Portfolio: seeks to maximize total         Management
                 return, consistent with prudent             Company
                 investment management and liquidity
                 needs, by investing to obtain its
                 average specified duration. The
                 Portfolio's current target average
                 duration is generally 2.5 to 7
                 years. The Portfolio pursues this
                 objective by investing in all major
                 fixed income sectors with a bias
                 towards non-Treasuries.
    ------------------------------------------------------------------------
                      THE PRUDENTIAL SERIES FUND
    ------------------------------------------------------------------------
      LARGE      Equity Portfolio: seeks long-term         ClearBridge
       CAP       growth of capital. The Portfolio         Advisors, LLC;
      BLEND      invests at least 80% of its            Jennison Associates
                 investable assets in common stocks            LLC
                 of major established corporations as
                 well as smaller companies that the
                 subadvisers believe offer attractive
                 prospects of appreciation.
    ------------------------------------------------------------------------
      INTER-     Global Portfolio: seeks long-term          LSV Asset
     NATIONAL    growth of capital. The Portfolio          Management ;
      EQUITY     invests primarily in common stocks      Marsico Capital
                 (and their equivalents) of foreign      Management, LLC;
                 and U.S. companies. Each subadviser      T. Rowe Price
                 for the Portfolio generally will use   Associates, Inc. ;
                 either a "growth" approach or a         William Blair &
                 "value" approach in selecting either      Company, LLC
                 foreign or U.S. common stocks.
    ------------------------------------------------------------------------
      LARGE      Jennison Portfolio: seeks long-term    Jennison Associates
       CAP       growth of capital. The Portfolio              LLC
      GROWTH     invests primarily in equity
                 securities of major, established
                 corporations that the subadviser
                 believes offer above-average growth
                 prospects. The Portfolio may invest
                 up to 30% of its total assets in
                 foreign securities. Stocks are
                 selected on a company-by-company
                 basis using fundamental analysis.
                 Normally 65% of the Portfolio's
                 total assets are invested in equity
                 and equity- related securities of
                 companies with capitalization in
                 excess of $1 billion.
    ------------------------------------------------------------------------
      FIXED      Money Market Portfolio: seeks              Prudential
      INCOME     maximum current income consistent          Investment
                 with the stability of capital and       Management, Inc.
                 the maintenance of liquidity. The
                 Portfolio invests in high-quality
                 short-term money market instruments
                 issued by the U.S. Government or its
                 agencies, as well as by corporations
                 and banks, both domestic and
                 foreign. The Portfolio will invest
                 only in instruments that mature in
                 thirteen months or less, and which
                 are denominated in U.S. dollars.
    ------------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

      --------------------------------------------------------------------
       STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
        TYPE                                                ADVISOR/
                                                           SUB-ADVISOR
      --------------------------------------------------------------------
        ASSET     SP Aggressive Growth Asset               Prudential
       ALLOCA-    Allocation Portfolio: seeks to         Investments LLC
        TION/     obtain the highest potential total
       BALANCED   return consistent with the specified
                  level of risk tolerance. The
                  Portfolio may invest in any other
                  Portfolio of the Fund (other than
                  another SP Asset Allocation
                  Portfolio), the AST Marsico Capital
                  Growth Portfolio of Advanced Series
                  Trust (AST), and the AST
                  International Value Portfolio of AST
                  (the Underlying Portfolios). Under
                  normal circumstances, the Portfolio
                  generally will focus on equity
                  Underlying Portfolios but will also
                  invest in fixed-income Underlying
                  Portfolios.
      --------------------------------------------------------------------
        ASSET     SP Balanced Asset Allocation             Prudential
       ALLOCA-    Portfolio: seeks to obtain the         Investments LLC
        TION/     highest potential total return
       BALANCED   consistent with the specified level
                  of risk tolerance. The Portfolio may
                  invest in any other Portfolio of the
                  Fund (other than another SP Asset
                  Allocation Portfolio), the AST
                  Marsico Capital Growth Portfolio of
                  Advanced Series Trust (AST), and the
                  AST International Value Portfolio of
                  AST (the Underlying Portfolios). The
                  Portfolio will invest in equity and
                  fixed-income Underlying Portfolios.
      --------------------------------------------------------------------
        ASSET     SP Conservative Asset Allocation         Prudential
       ALLOCA-    Portfolio: seeks to obtain the         Investments LLC
        TION/     highest potential total return
       BALANCED   consistent with the specified level
                  of risk tolerance. The Portfolio may
                  invest in any other Portfolio of the
                  Fund (other than another SP Asset
                  Allocation Portfolio), the AST
                  Marsico Capital Growth Portfolio of
                  Advanced Series Trust (AST), and the
                  AST International Value Portfolio of
                  AST (the Underlying Portfolios).
                  Under normal circumstances, the
                  Portfolio generally will focus on
                  fixed-income Underlying Portfolios
                  but will also invest in equity
                  Underlying Portfolios.
      --------------------------------------------------------------------
        LARGE     SP Davis Value Portfolio: seeks        Davis Selected
         CAP      growth of capital. The Portfolio       Advisers, L.P.
        VALUE     invests primarily in common stocks
                  of U.S. companies with market
                  capitalizations within the market
                  capitalization range of the Russell
                  1000 Value Index. It may also invest
                  in stocks of foreign companies and
                  U.S. companies with smaller
                  capitalizations. The subadviser
                  attempts to select common stocks of
                  businesses that possess
                  characteristics that the subadviser
                  believe foster the creation of
                  long-term value, such as proven
                  management, a durable franchise and
                  business model, and sustainable
                  competitive advantages. The
                  subadviser aims to invest in such
                  businesses when they are trading at
                  a discount to their intrinsic worth.
                  There is a risk that "value" stocks
                  can perform differently from the
                  market as a whole and other types of
                  stocks and can continue to be
                  undervalued by the markets for long
                  periods of time.
      --------------------------------------------------------------------
        ASSET     SP Growth Asset Allocation               Prudential
       ALLOCA-    Portfolio: seeks to obtain the         Investments LLC
        TION/     highest potential total return
       BALANCED   consistent with the specified level
                  of risk tolerance. The Portfolio may
                  invest in any other Portfolio of the
                  Fund (other than another SP Asset
                  Allocation Portfolio), the AST
                  Marsico Capital Growth Portfolio of
                  Advanced Series Trust (AST), and the
                  AST International Value Portfolio of
                  AST (the Underlying Portfolios).
                  Under normal circumstances, the
                  Portfolio generally will focus on
                  equity Underlying Portfolios but
                  will also invest in fixed- income
                  Underlying Portfolios.
      --------------------------------------------------------------------
       INTER-     SP International Growth Portfolio:     Marsico Capital
       NATIONAL   seeks long-term capital                Management, LLC;
       EQUITY     appreciation. The Portfolio invests    William Blair &
                  primarily in equity-related             Company, LLC.
                  securities of foreign issuers. The
                  Portfolio invests primarily in the
                  common stock of large and
                  medium-sized foreign companies,
                  although it may also invest in
                  companies of all sizes. Under normal
                  circumstances, the Portfolio invests
                  at least 65% of its total assets in
                  common stock of foreign companies
                  operating or based in at least five
                  different countries, which may
                  include countries with emerging
                  markets. The Portfolio looks
                  primarily for stocks of companies
                  whose earnings are growing at a
                  faster rate than other companies or
                  which offer attractive growth
                  potential.
      --------------------------------------------------------------------
       INTER-     SP International Value Portfolio:         LSV Asset
       NATIONAL   seeks long-term capital                  Management;
       EQUITY     appreciation. The Portfolio normally      Thornburg
                  invests at least 80% of the              Investment
                  Portfolio's assets in equity           Management, Inc.
                  securities. The Portfolio will
                  invest at least 65% of its net
                  assets in the equity securities of
                  companies in at least three
                  different countries, without limit
                  as to the amount of assets that may
                  be invested in a single country.
      --------------------------------------------------------------------

    -----------------------------------------------------------------------
     STYLE/       INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
     MID CAP   SP Mid Cap Growth Portfolio: seeks       Neuberger Berman
     GROWTH    long-term growth of capital. The         Management Inc.
               Portfolio normally invests at least
               80% of investable assets in common
               stocks and related securities, such
               as preferred stocks, convertible
               securities and depositary receipts
               of companies with medium market
               capitalizations, which the
               subadviser believes have
               above-average growth potential. The
               Portfolio generally defines medium
               market capitalization companies as
               those companies with market
               capitalizations within the market
               capitalization range of the Russell
               Mid Cap Growth(R) Index. The
               Portfolio's investments may include
               securities listed on a securities
               exchange or traded in the
               over-the-counter markets. The
               subadviser uses a bottom-up and
               top-down analysis in managing the
               Portfolio. This means that
               securities are selected based upon
               fundamental analysis, as well as a
               top-down approach to diversification
               by industry and company, and by
               paying attention to macro-level
               investment themes. The Portfolio may
               invest in foreign securities
               (including emerging markets
               securities).
    -----------------------------------------------------------------------
     FIXED     SP PIMCO High Yield Portfolio: seeks    Pacific Investment
     INCOME    to maximize total return consistent         Management
               with preservation of capital and           Company LLC
               prudent investment management. The           (PIMCO)
               Portfolio normally invests at least
               80% of its investable assets in a
               diversified portfolio of
               high-yield/high-risk debt securities
               rated below high grade but rated at
               least CCC by Moody's Investor
               Services, Inc. or equivalently rated
               by Standard & Poor's Rating Group or
               fitch, or, if unrated, determined by
               the subadviser to be of comparable
               quality.
    -----------------------------------------------------------------------
     FIXED     SP PIMCO Total Return Portfolio:        Pacific Investment
     INCOME    seeks to maximize total return              Management
               consistent with preservation of            Company LLC
               capital and prudent investment               (PIMCO)
               management. The Portfolio will
               invest in a diversified portfolio of
               fixed-income investment instruments
               of varying maturities.
    -----------------------------------------------------------------------
     MID CAP   SP Prudential U.S. Emerging Growth      Jennison Associates
     GROWTH    Portfolio: seeks long-term capital             LLC
               appreciation. The Portfolio normally
               invests at least 80% of investable
               assets in equity securities of small
               and medium sized U.S. companies that
               the subadviser believes have the
               potential for above-average earnings
               growth. The subadviser seeks to
               invest in companies that it believes
               are poised to benefit from an
               acceleration of growth or an
               inflection point in a company's
               growth rate that is not currently
               reflected in the stock price. The
               team uses a research-intensive
               approach based on internally
               generated fundamental research.
    -----------------------------------------------------------------------
     SMALL     SP Small-Cap Value Portfolio: seeks        ClearBridge
      CAP      long-term capital appreciation. The       Advisors, LLC;
     VALUE     Portfolio normally invests at least       Goldman Sachs
               80% its net assets plus borrowings      Asset Management,
               for investment purposes in the                 L.P.
               equity securities of small
               capitalization companies. The
               Portfolio generally defines small
               capitalization companies as those
               companies with market capitalization
               within the market capitalization
               range of the Russell 2000 Value
               Index. The Portfolio focuses on
               equity securities that are believed
               to be undervalued in the marketplace.
    -----------------------------------------------------------------------
     LARGE     SP Strategic Partners Focused Growth    AllianceBernstein
      CAP      Portfolio: seeks long-term growth of      L.P.; Jennison
     GROWTH    capital. The Portfolio normally           Associates LLC
               invests at least 65% of total assets
               in equity-related securities of U.S.
               companies that the subadvisers
               believe to have strong capital
               appreciation potential. The
               Portfolio's strategy is to combine
               the efforts of two subadvisers and
               to invest in the favorite stock
               selection ideas of three portfolio
               managers (two of whom invest as a
               team). Each subadviser to the
               Portfolio utilizes a growth style:
               Jennison selects approximately 20
               securities and AllianceBernstein
               selects approximately 30 securities.
               The portfolio managers build a
               portfolio with stocks in which they
               have the highest confidence and may
               invest more than 5% of the
               Portfolio's assets in any one
               issuer. The Portfolio is
               nondiversified, meaning it can
               invest a relatively high percentage
               of its assets in a small number of
               issuers. Investing in a
               nondiversified portfolio,
               particularly a portfolio investing
               in approximately 50 equity-related
               securities, involves greater risk
               than investing in a diversified
               portfolio because a loss resulting
               from the decline in the value of one
               security may represent a greater
               portion of the total assets of a
               nondiversified portfolio.
    -----------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

    -----------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
      LARGE     Stock Index Portfolio: seeks              Quantitative
       CAP      investment results that generally          Management
      BLEND     correspond to the performance of         Associates LLC
                publicly-traded common stocks. With
                the price and yield performance of
                the Standard & Poor's 500 Composite
                Stock Price Index (S&P 500) as the
                benchmark, the Portfolio normally
                invests at least 80% of investable
                assets in S&P 500 stocks. The S&P
                500 represents more than 70% of the
                total market value of all
                publicly-traded common stocks and is
                widely viewed as representative of
                publicly-traded common stocks as a
                whole. The Portfolio is not
                "managed" in the traditional sense
                of using market and economic
                analyses to select stocks. Rather,
                the portfolio manager purchases
                stocks in proportion to their
                weighting in the S&P 500.
    -----------------------------------------------------------------------
      LARGE     Value Portfolio: seeks capital         Jennison Associates
       CAP      appreciation. The Portfolio invests           LLC
      VALUE     primarily in common stocks that the
                subadviser believes are undervalued
                - those stocks that are trading
                below their underlying asset value,
                cash generating ability and overall
                earnings and earnings growth. There
                is a risk that "value" stocks can
                perform differently from the market
                as a whole and other types of stocks
                and can continue to be undervalued
                by the markets for long periods of
                time. Normally at least 65% of the
                Portfolio's total assets is invested
                in the common stock and convertible
                securities of companies that the
                subadviser believes will provide
                investment returns above those of
                the Russell 1000(R) Value Index and,
                over the long term, the S&P 500
                Index. Most of the investments will
                be securities of large
                capitalization companies. The
                Portfolio may invest up to 25% of
                its total assets in real estate
                investment trusts (REITs) and up to
                30% of its total assets in foreign
                securities.
    -----------------------------------------------------------------------
                NATIONWIDE VARIABLE INSURANCE TRUST
    -----------------------------------------------------------------------
     INTER-     Gartmore NVIT Developing Markets         NWD Management
     NATIONAL   Fund: seeks long-term capital          & Research Trust/
     EQUITY     appreciation, under normal              Gartmore Global
                conditions by investing at least 80%        Partners
                of the value of its net assets in
                equity securities of companies of
                any size based in the world's
                developing market countries. Under
                normal market conditions,
                investments are maintained in at
                least six countries at all times
                with no more than 35% of the value
                of its net assets invested in
                securities of any one country.
    -----------------------------------------------------------------------
                         JANUS ASPEN SERIES
    -----------------------------------------------------------------------
      LARGE     Janus Aspen Series: Large Cap Growth     Janus Capital
       CAP      Portfolio - Service Shares: seeks        Management LLC
     GROWTH     long-term growth of capital in a
                manner consistent with the
                preservation of capital. The
                Portfolio invests under normal
                circumstances, at least 80% of its
                net assets in common stocks of
                large-sized companies. Large-sized
                companies are those whose market
                capitalizations fall within the
                range of companies in the Russell
                1000(R) Index at the time of
                purchase. The portfolio managers
                apply a "bottom up" approach in
                choosing investments. In other
                words, the portfolio managers look
                at companies one at a time to
                determine if a company is an
                attractive investment opportunity
                and if it is consistent with the
                Portfolio's investment policies. If
                the portfolio managers are unable to
                find such investments, the
                Portfolio's uninvested assets may be
                held in cash or similar investments,
                subject to the Portfolio's specific
                investment policies.

                Within the parameters of its
                specific investment policies, the
                Portfolio may invest in foreign
                equity and debt securities, which
                may include investments in emerging
                markets.

                The Portfolio may also lend
                portfolio securities on a short-term
                or long-term basis, up to one-third
                of its total assets.
    -----------------------------------------------------------------------

        ----------------------------------------------------------------
         STYLE/        INVESTMENT OBJECTIVES/POLICIES       PORTFOLIO
          TYPE                                              ADVISOR/
                                                           SUB-ADVISOR
        ----------------------------------------------------------------
                      EVERGREEN VARIABLE ANNUITY TRUST
        ----------------------------------------------------------------
          ASSET     Evergreen VA Balanced: seeks capital    Evergreen
         ALLOCA-    growth and current income. The         Investment
          TION/     Portfolio invests in a portfolio of    Management
         BALANCED   equity and debt securities chosen      Company, LLC
                    for the potential for current income
                    and capital growth. The proportion
                    of the Fund's assets invested in
                    fixed income and equity securities
                    will change based on the portfolio
                    manager's assessment of economic
                    conditions and investment
                    opportunities. The Portfolio
                    normally invests at least 25% of its
                    assets in fixed income securities.
                    The equity portion of the Portfolio
                    may include principally common and
                    preferred stocks of U.S. companies
                    across a broad range of market
                    capitalizations, but will generally
                    maintain a dollar-weighted average
                    market capitalization within the
                    market capitalization range tracked
                    by the Russell 1000 Index. The
                    Portfolio's manager will seek out
                    companies that she believes have
                    strong fundamental attributes and
                    growth prospects with valuations
                    that leave ample room for capital
                    appreciation. The Portfolio's fixed
                    income investments may include U.S.
                    government securities, corporate
                    bonds, convertible bonds,
                    mortgage-backed securities,
                    asset-backed securities,
                    collateralized mortgage obligations
                    (CMOs) and other income producing
                    securities. The Portfolio may invest
                    without limit in securities rated
                    below investment grade (or unrated
                    securities determined by the
                    portfolio manager to be of
                    comparable quality). The Fund may,
                    but will not necessarily, use a
                    variety of derivative instruments,
                    such as structured notes, futures
                    and options, and swaps agreements,
                    as an alternative to investments
                    directly in income-producing
                    securities or to manage risk. The
                    Portfolio may also, but will not
                    necessarily, enter into foreign
                    currency exchange contracts to hedge
                    against adverse changes in currency
                    exchange rates related to non-US
                    dollar denominated holdings. The
                    Portfolio can invest up to 25% of
                    its assets in foreign equity and
                    fixed income securities.
        ----------------------------------------------------------------
          LARGE     Evergreen VA Fundamental Large Cap:     Evergreen
           CAP      seeks capital growth with the          Investment
          VALUE     potential for current income. The      Management
                    Portfolio invests, under normal        Company, LLC
                    conditions, at least 80% of its
                    assets in common stocks of large
                    U.S. companies (i.e., companies
                    whose market capitalizations fall
                    within the market capitalization
                    range of the companies tracked by
                    the Russell 1000(R) Index, measured
                    at the time of purchase). The
                    Portfolio earns current income from
                    dividends paid on equity securities
                    and may seek additional income
                    primarily by investing up to 20% of
                    its assets in convertible bonds,
                    including below investment grade
                    bonds, and convertible preferred
                    stocks of any quality. The Portfolio
                    may invest up to 20% of its assets
                    in foreign securities. The
                    Portfolio's stock selection is based
                    on a diversified style of equity
                    management that allows the Portfolio
                    to invest in both value- and growth-
                    oriented equity securities. "Value"
                    securities are securities which the
                    Portfolio's manager believes are
                    currently undervalued in the
                    marketplace. "Growth" stocks are
                    stocks of companies which the
                    Portfolio's manager believes have
                    anticipated earnings ranging from
                    steady to accelerated growth. The
                    Portfolio's manager utilizes an
                    intrinsic value approach to look for
                    companies that he believes are
                    temporarily undervalued in the
                    marketplace, sell at a discount to
                    their private market values and
                    display certain characteristics such
                    as earning a high return on premium
                    to cost of capital or a sustainable
                    competitive advantage in their
                    industry.
        ----------------------------------------------------------------
          SMALL     Evergreen VA Growth: seeks long-term    Evergreen
           CAP      capital growth. The Portfolio          Investment
         GROWTH     invests at least 75% of its assets     Management
                    in common stocks of small- and         Company, LLC
                    medium-sized companies (i.e.,
                    companies whose market
                    capitalizations fall within the
                    market capitalization range of the
                    companies tracked by the Russell
                    2000(R) Growth Index, measured at
                    the time of purchase). The remaining
                    portion of the Portfolio's assets
                    may be invested in companies of any
                    size. The Portfolio's managers
                    employ a growth-style of equity
                    management and will generally seek
                    to purchase stocks of companies that
                    have demonstrated earnings growth
                    potential which they believe is not
                    yet reflected in the stock's market
                    price. The Portfolio's managers
                    consider potential earnings growth
                    above the average earnings growth of
                    companies included in the Russell
                    2000(R) Growth Index as a key factor
                    in selecting investments.
        ----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

       -----------------------------------------------------------------
         STYLE/        INVESTMENT OBJECTIVES/POLICIES       PORTFOLIO
          TYPE                                              ADVISOR/
                                                           SUB-ADVISOR
       -----------------------------------------------------------------
         INTER-     Evergreen VA International Equity:      Evergreen
        NATIONAL    seeks long-term capital growth and     Investment
         EQUITY     secondarily, modest income. The        Management
                    Portfolio will normally invest at      Company, LLC
                    least 80% of its assets in equity
                    securities issued by , in the
                    manager's opinion, established and
                    quality non-U.S. companies located
                    in countries with developed markets.
                    The Portfolio may purchase
                    securities across all market
                    capitalizations. The Portfolio
                    normally invests at least 65% of its
                    assets in securities of companies in
                    at least three countries (other than
                    the U.S.). The Portfolio may also
                    invest in emerging markets. The
                    Portfolio's managers seek both
                    growth and value opportunities For
                    growth investments, the Portfolio's
                    manager seeks, among other things,
                    good business models, good
                    management and growth in cash flows.
                    For value investments, the
                    Portfolio's manager seeks, among
                    other things, companies that are
                    undervalued in the marketplace
                    compared to their assets. The
                    Portfolio normally intends to seek
                    modest income from dividends paid by
                    its equity holdings. Other than cash
                    and cash equivalents, the Portfolio
                    intends to invest substantially all
                    of its assets in the securities of
                    non-U.S. issuers.
       -----------------------------------------------------------------
        SPECIALTY   Evergreen VA Omega: seeks long-term     Evergreen
                    capital growth. The Portfolio          Investment
                    invests primarily, and under normal    Management
                    conditions substantially all of its    Company, LLC
                    assets, in common stocks of U.S.
                    companies across any market
                    capitalizations. The Portfolio's
                    manager employs a growth style of
                    equity management that seeks to
                    emphasizes companies with cash flow
                    growth, sustainable competitive
                    advantages, returns on invested
                    capital above their cost of capital
                    and the ability to manage for
                    profitable growth that can create
                    long-term value for shareholders.
       -----------------------------------------------------------------
         SMALL      Evergreen VA Special Values: seeks      Evergreen
          CAP       capital growth in the value of its     Investment
         VALUE      shares. The Portfolio normally         Management
                    invests at least 80% of its assets     Company, LLC
                    in common stocks of small U.S.
                    companies (i.e. companies whose
                    market capitalizations fall within
                    the market capitalization range of
                    the companies tracked by the Russell
                    2000(R) Index, measured at the time
                    of purchase). The remaining 20% of
                    the Portfolio's assets may be
                    represented by cash or invested in
                    various cash equivalents or common
                    stocks of any market capitalization.
                    The Portfolio's manager seeks to
                    limit the investment risk of small
                    company investing by seeking stocks
                    that trade below what the manager
                    considers their intrinsic value. The
                    Portfolio's manager looks
                    specifically for various growth
                    triggers, or catalysts, that will
                    bring the stock's price into line
                    with its actual or potential value,
                    such as new products, new
                    management, changes in regulation
                    and/or restructuring potential.
       -----------------------------------------------------------------

 "Dow Jones Industrial Average/SM/", "DJIA/SM/", "Dow Industrials/SM/", "The Dow/SM/", and the other Dow indices, are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust"). The portfolios are not endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

 "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust. The Portfolios are not sponsored, endorsed, managed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

 FIXED INTEREST RATE OPTIONS
 We offer two fixed interest rate options:
..   a one-year fixed interest rate option, and
..   a dollar cost averaging fixed rate option (DCA Fixed Rate Option).

 When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit. The interest rates we pay on the fixed interest rate options may be influenced by the asset-based charges assessed against the Separate Account.

 Payments allocated to the fixed interest rate options become part of Pruco Life's general assets. Please note that if you elect Highest Daily Lifetime Five, you cannot invest in either of these fixed interest rate options.

 One-Year Fixed Interest Rate Option
 We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each Purchase Payment allocated to this option for the first year after the payment. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.

 Dollar Cost Averaging Fixed Rate Option
 You may allocate all or part of any Purchase Payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option. Transfers to the one-year fixed interest rate option will remain in the general account.

 If you choose to allocate all or part of a Purchase Payment to the DCA Fixed Rate Option, the minimum amount of the Purchase Payment you may allocate is $2,000. The first periodic transfer will occur on the date you allocate your Purchase Payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the Purchase Payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options, or to the one-year fixed interest rate option in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules - for example, quarterly as well as monthly.)

 If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

 If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

 By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your Purchase Payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

 MARKET VALUE ADJUSTMENT OPTION
 Under the Market Value Adjustment Option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than the minimum interest rate dictated by applicable state law with respect to any guarantee period.

 We may offer fewer available guarantee periods in Contracts With Credit than in Contracts Without Credit. This option is not available for contracts issued in some states. Please see your contract. The Market Value Adjustment Option is registered separately from the variable investment options, and the amount of market value adjustment option securities registered is stated in that registration statement.

 IF AMOUNTS ARE WITHDRAWN FROM A GUARANTEE PERIOD, OTHER THAN DURING THE 30-DAY PERIOD IMMEDIATELY FOLLOWING THE END OF THE GUARANTEE PERIOD, THEY WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT EVEN IF THEY ARE NOT SUBJECT TO A WITHDRAWAL CHARGE.

 You will earn interest on your invested Purchase Payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.

 We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest from the business day on which your Purchase Payment is received in good order at the Prudential Annuity Service Center until the

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

 earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of the value in the guarantee period,
 (e) payment of a death benefit, or (f) the date the amount is withdrawn.

 During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:

 (a)withdraw or transfer the value of the guarantee period,
 (b)allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or
 (c)apply the value in the guarantee period to the annuity or settlement option of your choice.

 If we do not receive instructions from you concerning the disposition of the Contract Value in your maturing guarantee period, we will reinvest the amount in the Prudential Money Market Portfolio investment option.

 During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) listed immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.

 Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed by us and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.

 Payments allocated to the market value adjustment option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life.

 Market Value Adjustment
 When you allocate a Purchase Payment or transfer Contract Value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected by changes in interest rates, among other factors. The market value adjustment that we assess against your Contract Value if you withdraw or transfer outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.

 For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive). For a partial withdrawal, we would deduct a negative market value adjustment from your remaining Contract Value. Conversely, if interest rates have decreased, the market value adjustment would be positive.

 Other things you should know about the market value adjustment include the following:
..   We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.
..   A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.
..   In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the Contract Value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above. The laws of certain states may prohibit us from imposing a market value adjustment on the annuity date.

 You should realize, however, that apart from the market value adjustment, the value of the benefit in your guarantee period does not depend on the investment performance of the bonds and other instruments that we hold with respect to your guarantee period. Apart from the effect of any market value adjustment, we do not pass through to you the gains or losses on the bonds and other instruments that we hold in connection with a guarantee period.

 TRANSFERS AMONG OPTIONS
 Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made. In addition, you can transfer your Contract Value out of a market value adjustment guarantee period into another market value adjustment guarantee period, into a variable investment option, or into a one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer Contract Value into the market value adjustment option at any time, provided it is at least $1,000.

 In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.

 With regard to the Market Value Adjustment Option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.

 YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

 During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. (As noted in the fee table, we have different transfer charges under the Beneficiary Continuation Option). Currently, we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto- Rebalancing transfers do not count toward the 12 free transfers per year.)

 For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

 ADDITIONAL TRANSFER RESTRICTIONS
 We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing",
 (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

 Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

 In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each variable investment option (other than the Prudential
    Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

   systematic programs, such as asset allocation and automated withdrawals and
    (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.
..   The portfolios may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under
    SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide to the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the portfolio. In addition, you should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the portfolios.
..   A portfolio also may assess a short term trading fee in connection with a transfer out of the variable investment option investing in that portfolio that occurs within a certain number of days following the date of allocation to the variable investment option. Each portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the portfolio and is not retained by us. The fee will be deducted from your Contract Value, to the extent allowed by law. At present, no Portfolio has adopted a short-term trading fee.
..   If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.
..   We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

 Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

 DOLLAR COST AVERAGING
 The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment options or the one-year fixed interest rate option. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

 Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent Purchase Payments to be transferred under this option at any time.

 Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

 Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

 ASSET ALLOCATION PROGRAM
 We recognize the value of having asset allocation models when deciding how to allocate your Purchase Payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

 Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

 AUTO-REBALANCING
 Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you have designated. The DCA account cannot participate in this feature.

 You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

 Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

 SCHEDULED TRANSACTIONS
 Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code of 1986, as amended (Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.

 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

 SUBSTITUTION
 We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION)

 PAYMENT PROVISIONS
 We can begin making annuity payments any time on or after the third contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date).

 Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.

 The Strategic Partners Plus 3 variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.

 Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years, Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years or longer or Option 2. For information about withdrawal charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?"

 Please note that annuitization essentially involves converting your Contract Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

 PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT
 We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE AN OPTIONAL LIFETIME WITHDRAWAL BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

 Option 1
 Annuity Payments for a Fixed Period: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

 Option 2
 Life Income Annuity Option: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

 If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

 Option 3
 Interest Payment Option: Under this option, we will credit interest on the adjusted Contract Value until you request payment of all or part of the adjusted Contract Value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if you hold your contract in an IRA.

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

 Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part or all of the Contract Value that we are holding at any time.

 OTHER ANNUITY OPTIONS
 We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

 TAX CONSIDERATIONS
 If your contract is held under a tax-favored plan, you should consider the required minimum distribution rules under the tax law when selecting your annuity option.

 GUARANTEED MINIMUM INCOME BENEFIT
 The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial Purchase Payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked. This feature may not be available in your state. You may not elect both GMIB and the Lifetime Five Income Benefit.

 The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested Purchase Payments and reduced by the effect of withdrawals.

 The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.
..   The annuitant must be 75 or younger in order for you to elect the
    Guaranteed Minimum Income Benefit.
..   If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value described below. The maximum GMIB charge is 1.00% of average GMIB protected value. Please note that the charge is calculated based on average GMIB protected value, not Contract Value. Thus, for example, the fee would not decline on account of a reduction in
    Contract Value. In some states this fee may be lower.
..   Under the contract terms governing the GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require GMIB participants to invest according to an asset allocation model.
..   TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A
    CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING
    PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7th CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET
    (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING
    WITH THE DATE OF THE MOST RECENT RESET. IN LIGHT OF THIS WAITING PERIOD
    UPON RESETS, IT IS NOT RECOMMENDED THAT YOU RESET YOUR GUARANTEED MINIMUM INCOME BENEFIT IF THE REQUIRED BEGINNING DATE UNDER IRS MINIMUM
    DISTRIBUTION REQUIREMENTS WOULD COMMENCE DURING THE 7 YEAR WAITING PERIOD. SEE "MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION" IN SECTION 10
    FOR ADDITIONAL INFORMATION ON IRS REQUIREMENTS.

 Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

 GMIB Roll-Up
 The GMIB roll-up is equal to the invested Purchase Payments (after a reset, the Contract Value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested Purchase Payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested Purchase Payment (for a reset, two times the sum of (1) the Contract Value at the time of the reset, and (2) any invested Purchase Payments made subsequent to the reset).

 Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:
..   the contract anniversary coinciding with or next following the annuitant's
    80th birthday,
..   the 7th contract anniversary, or
..   7 years from the most recent GMIB reset (as described below).

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 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION) continued


 However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested Purchase Payments, reduced proportionally by withdrawals.

 Effect of Withdrawals
 In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value calculated on the contract anniversary (or, during the first contract year, on the contract date). Any withdrawals made after the dollar-for-dollar limit has been reached will proportionally reduce the GMIB protected value. We calculate the proportional reduction by dividing the Contract Value after the withdrawal by the Contract Value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally. The GMIB roll-up cap is reduced by the sum of all reductions described above.

 The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are January 1, 2006; 2.) an initial Purchase Payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):

 Example 1. Dollar-For-Dollar Reduction
 A $10,000 withdrawal is taken on February 1, 2006 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   The GMIB protected value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).
..   The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-For-Dollar and Proportional Reductions
 A second $10,000 withdrawal is taken on March 1, 2006 (still within the first contract year). Immediately before the withdrawal, the Contract Value is $220,000 and the GMIB protected value is $241,941.95. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   The GMIB protected value is first reduced by the Remaining Limit (from
    $241,941.95 to $239,441.95).
..   The result is then further reduced by the ratio of A to B, where:
..   A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
    $7,500).
..   B is the Contract Value less the Remaining Limit ($220,000 - $2,500, or
    $217,500). The resulting GMIB protected value is: $239,441.95 X (1 - ($7,500/$217,500)), or $231,185.33.
..   The GMIB 200% cap is reduced by the sum of all reductions above ($490,000 -
    $2,500 - $8,256.62, or $479,243.38).
..   The Remaining Limit is set to zero (0) for the balance of the first contract year.

 Example 3. Dollar-For-Dollar Limit in Second Contract Year
 A $10,000 withdrawal is made on the first anniversary of the contract date, January 1, 2007 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,837.69. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.88. As the amount withdrawn is less than the dollar-for-dollar limit:
..   The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,837.69 to $230,837.69).
..   The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $479,243.38 to $469,243.38).
..   The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.88 to $2,041.88).

 GMIB Reset Feature
 You may elect to "reset" your GMIB protected value to equal your current Contract Value twice over the life of the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76th birthday. If you reset, you must wait a new 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.

 Payout Amount
 The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

 1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

 2) the adjusted Contract Value - that is, the value of the contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges - as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

 GMIB Annuity Payout Options
 We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a period certain of ten years. In calculating the amount of the payments under the GMIB, we apply certain assumed interest rates, equal to 2% annually for a waiting period of 7-9 years, and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).

 GMIB Option 1
 Single Life Payout Option: We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

 GMIB Option 2
 Joint Life Payout Option: In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

 You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 Because we do not impose a new waiting period for each subsequent Purchase Payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent Purchase Payments if we discover that by the timing of your Purchase Payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit Purchase Payments, we will look at Purchase Payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent Purchase Payments. You must exercise one of the GMIB payout options described above no later than 30 days after the contract anniversary coinciding with or next following the annuitant's attainment of age 95 (age 92 for contracts used as a funding vehicle for IRAs).

 You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your Contract Value declines significantly due to negative investment performance. If your Contract Value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower Contract Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your Contract Value but at the annuity purchase rates guaranteed under the GMIB.

 Terminating the Guaranteed Minimum Income Benefit
 The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your Contract Value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.

 Upon termination of the GMIB, we will deduct the charge from your Contract Value for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year).

 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION) continued


 HOW WE DETERMINE ANNUITY PAYMENTS
 Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted Contract Value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

 Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

 Fixed Period Annuities
 Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted Contract Value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

 Life Annuities
 There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:
..   The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

 Guaranteed and GMIB Annuity Payments
 Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

 1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either
    (a)four years, for life annuities under the GMIB sold in contracts on or after January 20, 2004, or upon subsequent state approval or
    (b)two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB payments under contracts not described in (a) immediately above. For the reasons explained above in this section, the four year age reduction causes a greater reduction in the amount of the annuity payments than does the two-year age reduction.

 2. Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

 Current Annuity Payments
 Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

 4: WHAT IS THE DEATH BENEFIT?

 The Death Benefit feature protects the Contract Value for the beneficiary.

 BENEFICIARY
 The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner or last survivor, if there are spousal joint owners, dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

 CALCULATION OF THE DEATH BENEFIT

 If the owner or joint owner dies during the accumulation phase, we will, upon receiving the appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the deceased owner or joint owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse on the date of death, then the surviving spouse may continue the contract under the Spousal Continuance Option. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then, at the death of the first to die, the death benefit will be paid to the surviving owner or the surviving owner may continue the contract under the Spousal Continuance Option.

 Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

 1) The current Contract Value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a Purchase Payment made within one year of death. We impose no market value adjustment on Contract Value held within the market value adjustment option when a death benefit is paid.

 2) Either the base death benefit, which equals the total invested Purchase Payments you have made proportionally reduced by any withdrawals, or, (i) if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value or (ii) if you have chosen the Highest Daily Value Death Benefit, a death benefit equal to the highest daily value (computed as described below in this section).

 GUARANTEED MINIMUM DEATH BENEFIT
 The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase. You cannot elect a GMDB option if you choose the Highest Daily Value Death Benefit.

 The GMDB protected value option can be equal to the:
..   GMDB roll-up,
..   GMDB step-up, or
..   Greater of the GMDB roll-up and the GMDB step-up.

 The GMDB protected value is calculated daily.

 GMDB Roll-Up
 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested Purchase Payments, increased daily at an effective annual interest rate of 5% starting on the date that each invested Purchase Payment is made. The GMDB roll-up value will increase by subsequent invested Purchase Payments and reduce by the effect of withdrawals.

 We stop increasing the GMDB roll-up by the effective annual interest rate on the later of:
..   the contract anniversary coinciding with or next following the sole owner's or older owner's 80th birthday, or
..   the 5th contract anniversary.

 However, the GMDB protected value will still increase by subsequent invested Purchase Payments and reduce by the effect of withdrawals.

 Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 5% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 5%.

 4: WHAT IS THE DEATH BENEFIT? continued


 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested Purchase Payments, increased daily at an effective annual interest rate of 3% of all invested Purchase Payments, starting on the date that each invested Purchase Payment is made. We will increase the GMDB roll-up by subsequent invested Purchase Payments and reduce it by the effect of withdrawals.

 We stop increasing the GMDB roll-up by the effective annual interest rate on the 5th contract anniversary. However we will continue to reduce the GMDB protected value by the effect of withdrawals.

 Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 3% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 3%.

 GMDB Step-Up
 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested Purchase Payment increased by subsequent invested Purchase Payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the Contract Value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested Purchase Payments and reduce proportionally by withdrawals.

 We stop increasing the GMDB step-up by any appreciation in the Contract Value on the later of:
..   the contract anniversary coinciding with or next following the sole or older owner's 80th birthday, or
..   the 5th contract anniversary.

 However, we still increase the GMDB protected value by subsequent invested Purchase Payments and proportionally reduce it by withdrawals.

 Here is an example of a proportional reduction:

 The current Contract Value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the Contract Value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract anniversary is the sum of invested Purchase Payments, reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the Contract Value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested Purchase Payments and proportionally reduce it by withdrawals.

 GMDB Greater of Roll-Up and Step-up
 Under this option, the protected value is equal to the greater of the step-up value and the roll-up value, calculated as described above.

 If you have chosen the base death benefit and death occurs after age 80, the beneficiary will receive the base death benefit described above. If you have chosen the Guaranteed Minimum Death Benefit option and death occurs on or after age 80, the beneficiary will receive the greater of: 1) the current Contract Value as of the date that due proof of death is received, and 2) the protected value of the GMDB roll-up or the GMDB step-up (as applicable) reduced proportionally by any subsequent withdrawals.

 Special rules apply if the beneficiary is the spouse of the owner, and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:
..   If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Option are met, then the contract can continue, and the spouse will become the new owner of the contract; or
..   The spouse can receive the death benefit. A surviving spouse who is eligible for the Spousal Continuance Option must choose between that benefit and receiving the death benefit during the first 60 days following our receipt of proof of death.

 If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the Contract Value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that Contract Value as a Purchase Payment occurring on that date.

 Depending on applicable state law, some death benefit options may not be available or may be subject to certain restrictions under your contract.

 SPECIAL RULES IF JOINT OWNERS
 If the contract has an owner and a joint owner and they are spouses at the time that one dies, the Spousal Continuance Option may apply. If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the death benefit and the contract will end. Joint ownership may not be allowed in your state.

 HIGHEST DAILY VALUE DEATH BENEFIT
 The Highest Daily Value Death Benefit (HDV) is a feature under which the death benefit may be "stepped-up" on a daily basis to reflect increasing Contract Value. HDV is currently being offered in those jurisdictions where we have received regulatory approval. Certain terms and conditions may differ between jurisdictions once approved. The HDV is not available if you elect the Guaranteed Minimum Death Benefit. Currently, HDV can only be elected at the time you purchase your contract. Please note that you may not terminate the HDV death benefit once elected. Moreover, because this benefit may not be terminated once elected, you must, as detailed below, keep your Contract Value allocated to certain asset allocation portfolios.

 Under HDV, the amount of the benefit depends on whether the "target date" is reached. The target date is reached upon the later of the contract anniversary coinciding with or next following the elder owner's (or annuitant's, if entity owned) 80th birthday or five years after the contract date. Prior to the target date, the death benefit amount is increased on any business day if the Contract Value on that day exceeds the most recently determined death benefit amount under this option. These possible daily adjustments cease on and after the target date, and instead adjustments are made only for Purchase Payments and withdrawals.

 IF THE CONTRACT HAS ONE CONTRACT OWNER, the contract owner must be age 79 or less at the time the HDV is elected. If the contract has joint owners, the older owner must be age 79 or less. If there are joint owners, death of the owner refers to the first to die of the joint owners. If the contract is owned by an entity, the annuitant must be age 79 or less, and death of the contract owner refers to the death of the annuitant.

 Owners electing this benefit prior to December 5, 2005, were required to allocate Contract Value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate Contract Value to one or more of the following asset allocation portfolios of Advanced Series Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio or to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, AST UBS Dynamic Alpha Strategy Portfolio, AST American Century Strategic Allocation Portfolio or AST T. Rowe Price Asset Allocation Portfolio. In general, you must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain the Highest Daily Value death benefit. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and Purchase Payments will be subject to the new investment limitations.

 The HDV death benefit depends on whether death occurs before or after the Death Benefit Target Date.

 IF THE CONTRACT OWNER DIES BEFORE THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:
..   the base death benefit; and
..   the HDV as of the contract owner's date of death.

 IF THE CONTRACT OWNER DIES ON OR AFTER THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:
..   the base death benefit; and
..   the HDV on the Death Benefit Target Date plus the sum of all Purchase
    Payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

 The amount determined by this calculation is increased by any Purchase Payments received after the contract owner's date of death and decreased by any proportional withdrawals since such date.

 CALCULATION OF THE HIGHEST DAILY VALUE DEATH BENEFIT

 Examples of Highest Daily Value Death Benefit Calculation
 The following are examples of how the HDV death benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one contract owner who is age 70 on the contract date.

 4: WHAT IS THE DEATH BENEFIT? continued

 Example with Market Increase and Death before Death Benefit Target Date
 Assume that the contract owner's Contract Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Contract Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the contract owner has died before the Death Benefit Target Date. The death benefit is equal to the greater of HDV or the base death benefit. The death benefit would be the Highest Daily Value ($90,000) because it is greater than the amount that would have been payable under the base death benefit ($75,000).

 Example with Withdrawals
 Assume that the Contract Value has been increasing due to positive market performance and the contract owner made a withdrawal of $15,000 in contract year 7 when the Contract Value was $75,000. On the date we receive due proof of death, the Contract Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth contract year. Assume as well that the contract owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the base death benefit.

 Highest Daily Value   =   $90,000 - [$90,000 * $15,000/$75,000]
                       =   $90,000 - $18,000
                       =   $72,000

 Base Death Benefit    =   max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                       =   max [$80,000, $40,000]
                       =   $80,000

 The death benefit therefore is $80,000.

 Example with Death after Death Benefit Target Date
 Assume that the contract owner's Contract Value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the contract owner dies after the Death Benefit Target Date, when the Contract Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the contract owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Contract Value was $70,000. The death benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus Purchase Payments minus proportional withdrawals after the Death Benefit Target Date or the base death benefit.

 Highest Daily Value   =   $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                       =   $80,000 + $15,000 - $6,786
                       =   $88,214

 Base Death Benefit    =   max [$75,000, ($50,000 + $15,000) - [($50,000 + $15,000) * $5,000/$70,000]]
                       =   max [$75,000, $60,357]
                       =   $75,000

 The death benefit therefore is $88,214.

 PAYOUT OPTIONS
 Originally, a beneficiary could, within 60 days of providing proof of death, take the death benefit as follows:

 With respect to a death benefit paid before March 19, 2007, the death benefit payout options were:

 Choice 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

 Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first-to-die of the owner or joint owner.

 The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the Contract Value among the variable, fixed interest rate, or the market value adjustment options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the Contract Value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any Purchase Payments to the contract.

 During this 5-year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.

 Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.

 Any portion of the death benefit not applied under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.

 The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Plus Contract?"

 With respect to death benefits paid on or after March 19, 2007, unless the surviving spouse opts to continue the contract (or spousal continuance is required under the terms of your contract), a beneficiary of the death benefit may, within 60 days of providing proof of death, also take the death benefit as indicated above or as follows:
..   As a lump sum. If the beneficiary does not choose a payout option within sixty days, the beneficiary will be paid in this manner; or
..   As payment of the entire death benefit within a period of 5 years from the date of death; or
..   As a series of payments not extending beyond the life expectancy of the beneficiary, or over the life of the beneficiary. Payments under this option must begin within one year of the date of death; or
..   As the beneficiary continuation option, described immediately below.

 BENEFICIARY CONTINUATION OPTION
 Instead of receiving the death benefit in a single payment, or under an annuity option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code. This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, 403(b), or a non-qualified contract.

 Under the Beneficiary Continuation Option:
..   The owner's contract will be continued in the owner's name, for the benefit of the beneficiary.
..   The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average daily net assets allocated to the Sub-accounts. The charge is 1.00% per year.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
..   The initial Contract Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.
..   The available Sub-accounts will be among those available to the owner at the time of death, however certain Sub-accounts may not be available.
..   The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
..   No additional Purchase Payments can be applied to the contract.
..   The basic death benefit and any optional benefits elected by the owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the
    Contract Value at any time without application of any applicable CDSC unless the Beneficiary Continuation Option was the payout predetermined by the owner and the owner restricted the beneficiary's withdrawal rights.
..   Withdrawals are not subject to CDSC.
..   Upon the death of the beneficiary, any remaining Contract Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.

 Currently only investment options corresponding to Portfolios of the Advanced Series Trust and the Prudential Money Market Portfolio of The Prudential Series Fund are available under the Beneficiary Continuation Option.

 Your beneficiary will be provided with a prospectus and a settlement agreement that will describe this option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the beneficiary continuation option. We may pay compensation to the selling broker-dealer based on amounts held in the Beneficiary Continuation Option.

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED PLANS)
 Except in the case of spousal continuance as described below, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

 4: WHAT IS THE DEATH BENEFIT? continued


 If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the annuity date, the death benefit must be distributed:
..   by December 31st of the year including the five year anniversary of the date of death; or
..   as a series of annuity payments not extending beyond the life expectancy of the beneficiary or over the life of the beneficiary. Payments under this option must begin within one year of the date of death.

 Unless you have made an election prior to death benefit proceeds becoming due, a beneficiary can elect to receive the death benefit proceeds under the Beneficiary Continuation Option as described above in the section entitled "Beneficiary Continuation Option," or as a series of fixed annuity payments. See the section entitled "What Kind of Payments Will I Receive During the Income Phase?"

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - CONTRACTS HELD BY TAX-FAVORED PLANS The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.
..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31st of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin by December 31st of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death or December 31st of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out within five years from the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary.
..   If you die before a designated beneficiary is named and after the date
    Required Minimum Distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 EARNINGS APPRECIATOR BENEFIT
 The Earnings Appreciator Benefit (EAB) is an optional, supplemental death benefit that provides a benefit payment upon the death of the sole owner or first-to-die of the owner or joint owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state.

 The Earnings Appreciator Benefit is designed to provide a beneficiary with additional funds when we pay a death benefit in order to defray the impact taxes may have on that payment. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Earnings Appreciator Benefit.

 If you want the Earnings Appreciator Benefit, you generally must elect it at the time you apply for the contract. If you elect the Earnings Appreciator Benefit, you may not later revoke it. You may, if you wish, select both the Earnings Appreciator Benefit and the Highest Daily Value Death Benefit.

 Upon our receipt of proof of death in good order, we will determine an Earnings Appreciator Benefit by multiplying the Earnings Appreciator Benefit percentage below by the lesser of: (i) the then-existing amount of earnings under the contract, or (ii) an amount equal to 3 times the sum of all Purchase Payments previously made under the contract.

 For purposes of computing earnings and Purchase Payments under the Earnings Appreciator Benefit, we calculate earnings as the difference between the Contract Value and the sum of all Purchase Payments. Withdrawals reduce earnings first, then Purchase Payments, on a dollar-for-dollar basis.

 EAB percentages are as follows:
..   40% if the owner is age 70 or younger on the date the application is signed.
..   25% if the owner is between ages 71 and 75 on the date the application is signed.
..   15% if the owner is between ages 76 and 79 on the date the application is signed.

 If the contract is owned jointly, the age of the older of the owner or joint owner determines the EAB percentage.

 If the surviving spouse is continuing the contract in accordance with the Spousal Continuance Option (See "Spousal Continuance Option" below), the following conditions apply:
..   In calculating the Earnings Appreciator Benefit, we will use the age of the surviving spouse at the time that the Spousal Continuance Option is activated to determine the applicable EAB percentage.
..   We will not allow the surviving spouse to continue the Earnings Appreciator
    Benefit (or bear the charge associated with this benefit) if he or she is age 80 or older on the date that the Spousal Continuance Option is activated.
..   If the Earnings Appreciator Benefit is continued, we will calculate any applicable Earnings Appreciator Benefit payable upon the surviving spouse's death by treating the Contract Value (as adjusted under the terms of the Spousal Continuance Option) as the first Purchase Payment.

 Terminating the Earnings Appreciator Benefit
 The Earnings Appreciator Benefit will terminate on the earliest of:
..   the date you make a total withdrawal from the contract,
..   the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Option,
..   the date the contract terminates, or
..   the date you annuitize the contract.

 Upon termination of the Earnings Appreciator Benefit, we cease imposing the associated charge.

 SPOUSAL CONTINUANCE OPTION
 This benefit is available if, on the date we receive proof of the owner's death (or annuitant's death, for custodial contracts) in good order (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse, or (2) there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract or (3) the contract is held by a custodial account established to hold retirement assets for the benefit of the natural person annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), and the custodian of the account has elected to continue the contract, and designate the surviving spouse as annuitant. Continuing the contract in the latter scenario will result in the contract no longer qualifying for tax deferral under the Internal Revenue Code. However, such tax deferral should result from the ownership of the contract by the Custodial Account. Spousal continuance may also be available where the contract is owned by certain other types of entity-owners. Please consult your tax or legal adviser.

 In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death (or the annuitant's death, in the case of a custodially-owned contract referenced above). Assuming the above conditions are present, the surviving spouse (or custodian, for the custodially-owned contracts referenced above) can elect the Spousal Continuance Option, but must do so no later than 60 days after furnishing proof of death in good order. Upon activation of the Spousal Continuance Option, the Contract Value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This Contract Value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted Contract Value among the variable, fixed interest rate or market value adjustment options in the same proportions that existed immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.

 4: WHAT IS THE DEATH BENEFIT? continued


 Under the Spousal Continuance Option, we waive any potential withdrawal charges applicable to Purchase Payments made prior to activation of the Spousal Continuance Option. However, we will continue to impose withdrawal charges on Purchase Payments made after activation of this benefit. In addition, Contract Value allocated to the market value adjustment option will remain subject to a potential market value adjustment.

 IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Option, we will adjust the Contract Value to equal the greater of:
..   the Contract Value, or
..   the sum of all invested Purchase Payments (adjusted for withdrawals),

 plus the amount of any applicable Earnings Appreciator Benefit.

 IF YOU ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB ROLL-UP, we will adjust the Contract Value to equal the greater of:
..   the Contract Value, or
..   the GMDB roll-up,

 plus the amount of any applicable Earnings Appreciator Benefit.

 IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB STEP-UP, we will adjust the Contract Value to equal the greater of:
..   the Contract Value, or
..   the GMDB step-up,

 plus the amount of any applicable Earnings Appreciator Benefit.

 IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GREATER OF THE GMDB ROLL-UP AND GMDB STEP-UP, we will adjust the Contract Value to equal the greatest of:
..   the Contract Value,
..   the GMDB roll-up, or
..   the GMDB step-up,

 plus the amount of any applicable Earnings Appreciator Benefit.

 IF YOU HAVE ELECTED THE HIGHEST DAILY VALUE DEATH BENEFIT, we will adjust the Contract Value to equal the greater of:
..   the Contract Value, or
..   the Highest Daily Value,

 plus the amount of any applicable Earnings Appreciator Benefit.

 After we have made the adjustment to Contract Value set out immediately above, we will continue to compute the GMDB roll-up and the GMDB step-up, or HDV death benefit (as applicable), under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.

 If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit or Highest Daily Value Death Benefit provisions of the contract. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Option.

 IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However, the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Option, when added to the remainder of the GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.

 IF YOU ELECTED ONE OF THE LIFETIME WITHDRAWAL BENEFITS, on the owner's death, the benefit will end. However, if the owner's surviving spouse would be eligible to acquire the benefit as if he/she were a new purchaser, then the surviving spouse may continue the benefit under the Spousal Continuance Option.

 IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death (or first-to-die, in the case of joint owners), the Income Appreciator Benefit will end unless the contract is continued by the deceased owner's surviving spouse under the Spousal Continuance Option. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following:
 (a) the date on which 10 years' worth of IAB automatic withdrawal payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., the contract anniversary coinciding with or next following the annuitant's 95th birthday), or (c) the contract anniversary coinciding with or next following the annuitants' surviving spouse's 95th birthday.

 If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuance Option, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated, the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the Contract Value.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS?

 LIFETIME FIVE/SM/ INCOME BENEFIT (LIFETIME FIVE)/SM/
 The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a Contract Value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the Contract Value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals - the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.

 Lifetime Five is subject to certain restrictions described below.
..   Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.
..   The annuitant must be at least 45 years old when Lifetime Five is elected.
..   Lifetime Five may not be elected if you have elected any other optional living benefit.

 Owners electing this benefit prior to December 5, 2005, were required to allocate Contract Value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate Contract Value to one or more of the following asset allocation portfolios of Advanced Series Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, AST UBS Dynamic Alpha Strategy Portfolio, AST American Century Strategic Allocation or AST T. Rowe Price Asset Allocation Portfolio. As specified in this paragraph, you generally must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, that new

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

 requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and Purchase Payments will be subject to the new investment limitations.

 Protected Withdrawal Value
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of: (A) the Contract Value on the date you elect Lifetime Five, plus any additional Purchase Payments (and any Credits), each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your contract, as applicable, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier; (B) the Contract Value on the date of the first withdrawal from your contract, prior to the withdrawal; (C) the highest Contract Value on each contract anniversary, plus subsequent Purchase Payments (plus any Credits) prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to A and C above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent Purchase Payments (plus any Credits).
..   If you elect Lifetime Five at the time you purchase your contract, the
    Contract Value will be your initial Purchase Payment (plus any Credits).

 For existing contract owners who are electing the Lifetime Five Benefit, the Contract Value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.
..   If you make additional Purchase Payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment (plus any Credits).

 Step-Up of the Protected Withdrawal Value
 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Contract Value is greater than the Protected Withdrawal Value.

 If you elected the Lifetime Five program on or after March 20, 2006:
..   you are eligible to step-up the Protected Withdrawal Value on or after the
    1st anniversary of the first withdrawal under the Lifetime Five program.
..   the Protected Withdrawal Value can be stepped up again on or after the 1st anniversary of the preceding step-up.

 If you elected the Lifetime Five program prior to March 20, 2006 and that original election remains in effect:
..   you are eligible to step-up the Protected Withdrawal Value on or after the
    5th anniversary of the first withdrawal under Lifetime Five program.
..   the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary of the preceding step-up.

 In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value under the program, and on the date you elect to step-up, the charges under the Lifetime Five program have changed for new purchasers, you may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Contract Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Contract Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected Lifetime Five on or after March 20, 2006 and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the 1st Contract
    Anniversary that is at least one year after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Contract Value is greater than the Annual Income Amount by any amount.
..   if at the time of the first Auto Step-Up opportunity, 5% of the Contract
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Contract Anniversary until a step-up occurs.
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1st Contract Anniversary that is at least one year after the most recent step-up.

 If you elected Lifetime Five prior to March 20, 2006 and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the Contract Anniversary that is at least five years after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Contract Value is greater than the Annual Income Amount by 5% or more.
..   if at the time of the first Auto Step-Up opportunity, 5% of the Contract
    Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive Contract Anniversary until a step-up occurs.
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    Contract Anniversary that is at least 5 years after the most recent step-up.

 In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

 The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional Purchase Payments being made into the contract).

 Annual Income Amount Under the Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Contract Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional Purchase Payments. The amount of the increase is equal to 5% of any additional Purchase Payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 Annual Withdrawal Amount Under the Withdrawal Benefit
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Contract Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your Contract Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional Purchase Payments. The amount of the increase is equal to 7% of any additional Purchase Payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.
..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Contract Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Contract Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Contract Value on March 1, 2006 (the date of the first withdrawal) =
    $263,000
 (c)Contract Value on February 1, 2006 (the first contract anniversary) =
    $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income benefit (5% of $265,000).

 Example 1. Dollar-for-Dollar Reduction
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current contract year = $18,550 -
    $10,000 = $8,550
..   Annual Withdrawal Amount for future contract years remains at $18,550
..   Remaining Annual Income Amount for current contract year = $13,250 -
    $10,000 = $3,250
..   Annual Income Amount for future contract years remains at $13,250
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 Example 2. Dollar-for-Dollar and Proportional Reductions
 a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
   . Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550
   .   Annual Withdrawal Amount for future contract years remains at $18,550
   .   Remaining Annual Income Amount for current contract year = $0
   . Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.
   . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93
   .   Annual Income Amount for future contract years = $13,250 - $93 = $13,157
   .   Protected Withdrawal Value is reduced by $15,000 from $265,000 to
       $250,000

 b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
   .   Remaining Annual Withdrawal Amount for current contract year = $0
   .   Excess of withdrawal over the Annual Withdrawal Amount ($25,000 -
       $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.
   . Reduction to Annual Withdrawal Amount = Excess Withdrawal/Contract Value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489
   .   Annual Withdrawal Amount for future contract years = $18,550 - $489 =
       $18,061
   .   Remaining Annual Income Amount for current contract year = $0
   . Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.
   . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623
   .   Annual Income Amount for future contract years = $13,250 - $623 = $12,627
   . Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
   .   Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
   . Proportional reduction = Excess Withdrawal/Contract Value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503
   .   Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

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

 Example 3. Step-Up of the Protected Withdrawal Value
 If the Annual Income Amount ($13,250) is withdrawn each year starting on
 March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2012 would be reduced to $225,250 {$265,000 - ($13,250 X 3)}. If a step-up is elected on February 1, 2012, and the Contract Value on February 1, 2012 is $280,000, then the following values would result:
..   Protected Withdrawal Value = Contract Value on February 1, 2012 = $280,000
..   Annual Income Amount is equal to the greater of the current Annual Income
    Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.
..   Annual Withdrawal Amount is equal to the greater of the current Annual
    Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore the Annual Withdrawal Amount is increased to $19,600.
..   Because the Contract Date and Effective Date of Lifetime Five for this example is prior to March 20, 2006, if the step-up request on February 1, 2012 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above. Had the Contract Date and effective date of the Lifetime Five benefit been on or after March 20, 2006, the step-up would still occur because 5% of the Contract Value is greater than the Annual Income Amount.

 Benefits Under Lifetime Five
..   If your Contract Value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further Purchase Payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Contract Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Contract Value equals zero no further Purchase Payments will be accepted under your contract.
..   If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

    1. apply your Contract Value to any annuity option available;
    2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or
    3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

 We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.
..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

    1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and
    2. the Contract Value.

..   If no withdrawal was ever taken, we will determine a Protected Withdrawal
    Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 Other Important Considerations
..   Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.
..   Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current Contract Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

 Election of Lifetime Five
 Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's Contract Value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

 Termination of Lifetime Five
 Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

 Lifetime Five terminates:
..   upon your surrender of the contract,
..   upon the death of the annuitant (but your surviving spouse may elect a new
    Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),
..   upon a change in ownership of the contract that changes the tax identification number of the contract owner, or
..   upon your election to begin receiving annuity payments.

 We cease imposing the charge for Lifetime Five upon the earliest to occur of
 (i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
 (iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.

 While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.

 Currently, if you terminate Lifetime Five, you generally will only be permitted to re-elect the benefit or elect another lifetime withdrawal benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

 If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit or elect Spousal Lifetime Five. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit or elect Spousal Lifetime Five. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

 Additional Tax Considerations for Qualified Contracts
 If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution provisions under the tax law.

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

 SPOUSAL LIFETIME FIVE/SM/ INCOME BENEFIT (SPOUSAL LIFETIME FIVE)/SM/
 The Spousal Lifetime Five Income Benefit (Spousal Lifetime Five) described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Currently, if you elect Spousal Lifetime Five and subsequently terminate the benefit, there may be a restriction on your ability to re-elect Spousal Lifetime Five and Lifetime Five. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit. Spousal Lifetime Five must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 55 years old when the benefit is elected. Spousal Lifetime Five is not available if you elect any other optional living or optional death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your Contract Value in accordance with the then permitted and available option(s). Owners electing this benefit must allocate contract value to one or more of the following asset allocation portfolios of the Advanced Series Trust (we reserve the right to change these required portfolios on a prospective basis):
 AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, AST T. Rowe Price Asset Allocation Portfolio, AST UBS Dynamic Alpha Strategy Portfolio, or AST American Century Strategic Allocation Portfolio.

 We offer a benefit that guarantees until the later death of two natural persons that are each other's spouses at the time of election of Spousal Lifetime Five and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount (Spousal Life Income Benefit) equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Contract Value is zero. Spousal Lifetime Five may be appropriate if you intend to make periodic withdrawals from your annuity, wish to ensure that market performance will not affect your ability to receive annual payments and you wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 Initial Protected Withdrawal Value
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your contract following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of:

 (A)the Contract Value on the date you elect Spousal Lifetime Five, plus any additional Purchase Payments (and any Credits), each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your contract, as applicable, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier;
 (B)the Contract Value on the date of the first withdrawal from your contract, prior to the withdrawal;
 (C)the highest Contract Value on each contract anniversary, plus subsequent Purchase Payments (plus any Credits) prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier.

 With respect to A and C above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent Purchase Payments (plus any Credits). If you elect Spousal Lifetime Five at the time you purchase your contract, the Contract Value will be your initial Purchase Payment (plus any Credits).
..   For existing contract owners who are electing the Spousal Lifetime Five
    Benefit, the Contract Value on the date of your election of Spousal Lifetime Five will be used to determine the initial Protected Withdrawal Value.

 Annual Income Amount Under the Spousal Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply.

 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Contract Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1st anniversary of the first withdrawal under Spousal Lifetime Five. The Annual Income Amount can be stepped up again on or after the 1st anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount, and on the date you elect to step-up, the charges under Spousal Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Contract Value after the step-up.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

 Your Annual Income Amount also increases if you make additional Purchase Payments. The amount of the increase is equal to 5% of any additional Purchase Payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1st Contract Anniversary that is at least one year after the later of (1) the date of the first withdrawal under Spousal Lifetime Five or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Contract Value is greater than the Annual Income Amount by any amount. If 5% of the Contract Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Contract Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Contract Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 Spousal Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount under Spousal Lifetime Five Income benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the contract date and the effective date of Spousal Lifetime Five are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Contract Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Contract Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Five Income benefit.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Contract Value on March 1, 2006 (the date of the first withdrawal) =
    $263,000
 (c)Contract Value on February 1, 2006 (the first Contract Anniversary) =
    $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income benefit (5% of $265,000).

 Example 1. Dollar-for-Dollar Reduction
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current contract year = $13,250 -
    $10,000 = $3,250 Annual Income Amount for future contract years remains at $13,250

 Example 2. Dollar-for-Dollar and Proportional Reductions
 If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current contract year = $0
..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 =
    $1,750) reduces Annual Income Amount for future contract years.
..   Reduction to Annual Income Amount = Excess Income/Contract Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93 . Annual Income Amount for future contract years = $13,250 - $93 = $13,157

 Example 3. Step-Up of The Annual Income Amount
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Contract Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 Benefits Under Spousal Lifetime Five
..   To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that contract year equal to the remaining Annual Income Amount for the contract year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described above. No further Purchase Payments will be accepted under your contract. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.
    To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

    1. apply your Contract Value to any annuity option available; or
    2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.
..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

    1. the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates guaranteed in your contract; and
    2. the Contract Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under Spousal Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.
..   Withdrawals made while Spousal Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Spousal Lifetime Five does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current surrender value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing Spousal Lifetime Five. Spousal
    Lifetime Five provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Annual Income
    Amount in the form of periodic benefit payments.
..   In general, you must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Spousal Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and Purchase Payments will be subject to the new investment limitations.
..   There may be circumstances where you will continue to be charged the full amount for Spousal Lifetime Five even when the benefit is only providing a guarantee of income based on one life with no survivorship.

 In order for the surviving Designated Life to continue Spousal Lifetime Five upon the death of an owner, the Designated Life must elect to assume ownership of the contract under the Spousal Continuance Option.

 Election of and Designations of Spousal Lifetime Five
 Spousal Lifetime Five can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the
 Designated Lives to die. Currently, the benefit may only be elected where the contract owner, annuitant and beneficiary designations are as follows:
..   One contract owner, where the annuitant and the contract owner are the same person and the beneficiary is the contract owner's spouse. The contract owner/annuitant and the beneficiary each must be at least 55 years old at the time of election; or Co-contract owners, where the contract owners are each other's spouses. The beneficiary designation must be the surviving spouse. The first named contract owner must be the annuitant. Both contract owners must each be 55 years old at the time of election.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

..   One contract owner, where the owner is a custodial account established to hold retirement assets for the benefit of the annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the annuitant is the co-annuitant. Both the annuitant and co-annuitant must each be at least 55 years old at the time of election.

 No ownership changes or annuitant changes will be permitted once this benefit is elected. However, if the contract is co-owned, the contract owner that is not the annuitant may be removed without affecting the benefit.

 Spousal Lifetime Five can be elected at the time that you purchase your contract. We also offer existing contract owners the option to elect Spousal Lifetime Five after the contract date of their contract, subject to our eligibility rules and restrictions. Your Contract Value as of the date of election will be used as a basis to calculate the initial Protected Withdrawal Value and the Annual Income Amount.

 Currently, if you terminate Spousal Lifetime Five, you may only be permitted to re-elect the benefit or elect another lifetime withdrawal benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

 We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit.

 Termination of Spousal Lifetime Five
 Spousal Lifetime Five terminates automatically when your Annual Income Amount equals zero. You may terminate Spousal Lifetime Five at any time by notifying us. If you terminate Spousal Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above. We reserve the right to further limit the frequency election in the future. Spousal Lifetime Five terminates upon your surrender of the contract, upon the first Designated Life to die if the contract is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

 The charge for Spousal Lifetime Five will no longer be deducted from your Contract Value upon termination of the benefit.

 Additional Tax Considerations for Qualified Contracts
 If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the contract owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distributions under the tax law.

 HIGHEST DAILY LIFETIME FIVE/SM/ INCOME BENEFIT (HD5)/SM/
 We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Contract, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. We discuss Highest Daily Lifetime Five in greater detail immediately below. In addition, please see the Glossary section of this prospectus for definitions of some of the key terms used with this benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime Five, and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

 Currently, if you elect Highest Daily Lifetime Five and subsequently terminate the benefit, you will not be able to re-elect Highest Daily Lifetime Five, and may have a waiting period until you can elect another lifetime withdrawal benefit. Specifically, you will be permitted to elect another lifetime withdrawal benefit only on an anniversary of the contract date that is at least 90 calendar days from the date that Highest Daily Lifetime Five was terminated. We reserve the right to further limit the election frequency in the future. The income benefit under Highest Daily Lifetime Five currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Five Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). As long as your Highest Daily Lifetime Five Benefit is in effect, you must allocate your Contract Value in accordance with the then-permitted and available investment option(s) with this program.

 As discussed below, a key component of Highest Daily Lifetime Five is the Total Protected Withdrawal Value, which is an amount that is distinct from Contract Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Contract Value, it is possible for the Contract Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Contract Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

 KEY FEATURE - Total Protected Withdrawal Value
 The Total Protected Withdrawal Value is used to determine the amount of the annual payments under the Highest Daily Lifetime Five. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

 The Protected Withdrawal Value initially is equal to the Contract Value on the date that you elect Highest Daily Lifetime Five. On each business day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such business day (the "Current Business Day"), the Protected Withdrawal Value is equal to the greater of:
..   The Protected Withdrawal Value for the immediately preceding business day
    (the "Prior Business Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Business Day and the Current Business Day (i.e., one day for successive business days, but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Business Day; and
..   the Contract Value.

 If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime Five (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. One or after Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Contract Value.

 The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If no such withdrawal is taken, then after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:
 (a)200% of the Contract Value on the date you elected Highest Daily Lifetime Five;
 (b)200% of all Purchase Payments (and any associated credits) made during the one-year period after the date you elected Highest Daily Lifetime Five; and
 (c)100% of all Purchase Payments (and any associated credits) made more than one year after the date you elected Highest Daily Lifetime Five, but prior to the date of your first withdrawal.

 We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent Purchase Payments (and any associated credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

 KEY FEATURE - Total Annual Income Amount Under Highest Daily Lifetime Five benefit
 The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value. For purposes of the asset transfer formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value. Under the Highest Daily Lifetime Five benefit, if your cumulative withdrawals in a contract year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A Purchase Payment that you make will increase the then-existing Total Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Contract Value increases subsequent to your first withdrawal. We begin examining Contract Values for purposes of this feature starting with the contract

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

 anniversary immediately after your first withdrawal under the benefit. Specifically, upon the first such contract anniversary, we identify the Contract Value on the business days corresponding to the end of each quarter that (i) is based on your contract year, rather than a calendar year (ii) is subsequent to the first withdrawal and (iii) falls within the immediately preceding contract year. If the end of any such quarter falls on a holiday or a weekend, we use the next business day. We multiply each of those quarterly Contract Values by 5%, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years (i.e., after the first contract anniversary after the first withdrawal), we determine whether an automatic step-up should occur on each contract anniversary, by performing a similar examination of the Contract Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for Highest Daily Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 The Highest Daily Lifetime Five program does not affect your ability to make withdrawals under your contract, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that contract year.

 If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any contract year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent contract years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges. Please assume the following for all three examples:

 The contract is purchased on December 1, 2006. The Highest Daily Lifetime Five benefit is elected on March 5, 2007.

 Dollar-for-Dollar reductions
 On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the contract on this date, the remaining Total Annual Income Amount for that contract year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Contract Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that contract year to $0. The remaining withdrawal amount ($1,500) reduces the Total Annual Income Amount in future contract years on a proportional basis based on the ratio of the excess withdrawal to the Contract Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that contract year, each withdrawal would result in another proportional reduction to the Total Annual Income Amount).

 Here is the calculation:

  Contract Value before withdrawal                               $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Contract Value immediately before excess withdrawal of $1,500  $106,500.00
  Excess withdrawal amount,                                      $  1,500.00
  Divided by Contract Value immediately before excess withdrawal $106,500.00
  Ratio                                                                 1.41%
  Total Annual Income Amount                                     $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Total Annual Income Amount for future contract years           $  5,915.49

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

 Highest Quarterly Auto Step-Up
 On each contract anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last contract anniversary in subsequent years), adjusted for excess withdrawals and additional Purchase Payments, is greater than the Total Annual Income Amount, also adjusted for excess withdrawals and additional Purchase Payments.

 Continuing the same example as above, the Total Annual Income Amount for this contract year is $6,000. However, the excess withdrawal on August 6th reduces this amount to $5,915.49 for future years (see above). For the next contract year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Contract Value, adjusted for withdrawals, is greater than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals, as the September 1 and December 1 business days occur after the excess withdrawal on August 6.

                                   Highest Quarterly
                                  Value (adjusted with  Adjusted Total Annual
                                     withdrawal and    Income Amount (5% of the
       Date*       Contract Value Purchase Payments)** Highest Quarterly Value)
 ------------------------------------------------------------------------------
   June 1, 2007     $118,000.00       $118,000.00             $5,900.00
 ------------------------------------------------------------------------------
  August 6, 2007    $110,000.00       $112,885.55             $5,644.28
 ------------------------------------------------------------------------------
 September 1, 2007  $112,000.00       $112,885.55             $5,644.28
 ------------------------------------------------------------------------------
 December 1, 2007   $119,000.00       $119,000.00             $5,950.00
 ------------------------------------------------------------------------------

 * In this example, the contract anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The contract anniversary date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Highest Daily Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Contract Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the contract year), resulting in an adjusted Contract Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Contract Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Contract Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Contract Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00

 In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next contract year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

 Benefits Under Highest Daily Lifetime Five
 To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under the Highest Daily Lifetime Five, we will make an additional payment, if any, for that contract year equal to the remaining Total Annual Income Amount for the contract year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent contract years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Total Annual Income Amount, the Highest Daily Lifetime Five Benefit terminates, and no additional payments will be made.

 If annuity payments are to begin under the terms of your contract, or if you decide to begin receiving annuity payments and there is a Total Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

 (1)Apply your Contract Value to any annuity option available; or

 (2)Request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

 (1)The present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

 (2)The Contract Value.

 If no withdrawal was ever taken, we will calculate the Total Annual Income Amount as if you made your first withdrawal on the date the contract payments are to begin.
..   Please note that the payments that we make under this benefit after the contract anniversary coinciding with or next following the Annuitant's 95th birthday will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the contract, including any CDSC.
..   Withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. The Highest Daily Lifetime Five Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your contract, you will receive the current surrender value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing the Highest Daily Lifetime Five Benefit. The Highest Daily Lifetime Five Benefit provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.
..   In general you must allocate your Contract Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Highest Daily Lifetime Five benefit. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Contract Value and allocation of additional Purchase Payments may be subject to the new investment limitations.
..   Upon inception of the benefit, 100% of your Contract Value must be allocated to the permitted sub-accounts. However, the asset transfer component of the benefit as described below may transfer Contract Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances
..   You cannot allocate Purchase Payments or transfer Contract Value to a Fixed
    Interest Rate Option if you elect this benefit.
..   Transfers to and from the Sub-accounts and the Benefit Fixed Rate Option triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity

 Election of and Designations Under the Benefit
 For Highest Daily Lifetime Five, there must be either a single owner who is the same as the annuitant, or if the contract is entity-owned, there must be a single natural person annuitant. In either case, the annuitant must be at least 55 years old.

 Any change of the annuitant under the contract will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new owner has the same taxpayer identification number as the previous owner, (b) both the new owner and previous owner are entities, or (c) the previous owner is a natural person and the new owner is an entity.

 Highest Daily Lifetime Five can be elected at the time that you purchase your contract. We also offer existing owners (i.e., those who have already acquired their contract) the option to elect Highest Daily Lifetime Five after the Contract Date, subject to our eligibility rules and restrictions.

 Currently, if you terminate the Highest Daily Lifetime Five Benefit, you will
 (a) not be permitted to re-elect the benefit and (b) may be allowed to elect another lifetime withdrawal benefit only on any anniversary of the contract date that is at least 90 calendar days from the date the Highest Daily Lifetime Five Benefit was terminated. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to owners who have an effective Highest Daily Lifetime Five Benefit.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. We reserve the right to further limit the frequency election in the future. The benefit terminates: (i) upon your termination of the benefit, (ii) upon your surrender of the contract,
 (iii) upon your election to begin receiving annuity payments; (iv) upon the death of the designated life, (v) if both the Contract Value and Total Annual Income Amount equal zero, or (vi) if you fail to meet our requirements for issuing the benefit.

 Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as described below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Interest Rate Options.

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Contract Value on the Tenth Anniversary (or the next business day, if that anniversary is not a business day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 (a)your Contract Value on the day that you elected Highest Daily Lifetime Five and
 (b)the sum of each Purchase Payment you made (including any credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Contract Value on the Tenth Anniversary, we increase your Contract Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Contract Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Contract Value under this provision will be allocated to each of your variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Contract Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your Death Benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Contract Value is available only if you have elected Highest Daily Lifetime Five and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Asset Transfer Component of Highest Daily Lifetime Five
 As indicated above, we limit the sub-accounts to which you may allocate Contract Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". The Permitted Sub-accounts are identified in the contract application. As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Contract Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to that Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

 Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Contract Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to this prospectus). Speaking generally, the formula, which we apply each business day, operates as follows. The formula starts by identifying your Total Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value." If you have already made a withdrawal, your projected Total Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio". If the Target Ratio exceeds a certain percentage, (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage, then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Total Annual Income Amount.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable Contract Value to the Benefit Fixed Rate Account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the Benefit Fixed Rate Account. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target ratio, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For newly issued annuities that elect Highest Daily Lifetime Five and existing annuities that elect Highest Daily Lifetime Five, however, we reserve the right to change the ratios.

 While you are not notified when your contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Contract Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

 Depending on the results of the calculation relative to the reallocation triggers, we may:
..   Not make any transfer; or
..   If a portion of your Contract Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
..   Transfer all or a portion of your Contract Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

 If a significant amount of your Contract Value is systematically transferred to the Benefit Fixed Rate Account during periods of market declines or low interest rates, less of your Contract Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion, and under certain circumstances all, of your Contract Value may be allocated to the Benefit Fixed Rate Account. Note that if your entire contract value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, that value would remain in the Benefit Fixed Rate Account unless you made additional purchase payments to the Permitted Sub-accounts, which could cause Contract Value to transfer out of the Benefit Fixed Rate Account.

 Additional Tax Considerations
 If you purchase a contract as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Contract Year that required minimum distributions due from your Contract are greater than such amounts. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

 As indicated, withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Five through a non-qualified annuity, and your annuity has received Enhanced Protected Withdrawal Value and/or an additional amount under the Return of Principal Guarantee, as with all withdrawals, once all Purchase Payments are returned under the contract, all subsequent withdrawal amounts will be taxed as ordinary income.

 HIGHEST DAILY LIFETIME SEVEN/SM/ INCOME BENEFIT (HD7)/SM/
 Highest Daily Lifetime Seven is offered as an alternative to Lifetime Five, Spousal Lifetime Five, and Highest Daily Lifetime Five. Currently, if you elect Highest Daily Lifetime Seven and subsequently terminate the benefit, you may have a waiting period until you can elect Spousal Lifetime Five, Lifetime Five, Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven. See "Election of and Designations under the Program" below for details. The income benefit under Highest Daily Lifetime Seven currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Seven Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). As long as your Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Contract Value in accordance with the then permitted and available investment option(s) with this program. In the application for this benefit, we specify the permitted investment options - you may also contact us or your registered representative for further information.

 We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Contract, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime Seven, and in Appendix D to this prospectus, we set forth the formula under which we make those asset transfers.

 As discussed below, a key component of Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Contract Value, it is possible for the Contract Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Contract Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Seven.

 KEY FEATURE - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Contract Value. On each business day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Contract Value on the effective date of the benefit. On each business day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each business day (the "Current Business Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Business Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Business Day and the Current Business Day (i.e., one day for successive Business Days, but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current business day ; and

 (2)the Contract Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 a. the Contract Value; or
 b. the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Contract Value; or

 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted Purchase Payments; or

 (3)the sum of:

    (a)200% of the Contract Value on the effective date of the benefit;
    (b)200% of all adjusted Purchase Payments made within one year after the effective date of the benefit; and

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

    (c)all adjusted Purchase Payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent Purchase Payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Contract Value.

 KEY FEATURE - Annual Income Amount under the Highest Daily Lifetime Seven
 Benefit
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Under the Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Contract Value increases subsequent to your first withdrawal. We begin examining the Contract Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Contract Date of the Annuity (the "Contract Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Contract Anniversary, we identify the Contract Value on the business days corresponding to the end of each quarter that (i) is based on your contract year, rather than a calendar year;
 (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding contract year. If the end of any such quarter falls on a holiday or a weekend, we use the next business day. Having identified each of those quarter-end Contract Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Contract Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Contract Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Contract Anniversary, by performing a similar examination of the Contract Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 The Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your contract, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Seven, if your cumulative withdrawals in an contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:
..   The Contract Date is December 1, 2007
..   The Highest Daily Lifetime Seven benefit is elected on March 5, 2008
..   The Annuitant was 70 years old when he/she elected the Highest Daily
    Lifetime Seven benefit

 Dollar-for-dollar reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that contract year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Contract Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that contract year to $0. The remaining withdrawal amount - $1,500
 - reduces the Annual Income Amount in future contract years on a proportional basis based on the ratio of the excess withdrawal to the Contract Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that contract year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Contract Value before withdrawal                               $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Contract Value immediately before excess withdrawal of $1,500  $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Contract Value immediately before excess withdrawal $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future contract years                 $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Contract Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Contract Anniversary) of the highest quarterly value since your first withdrawal (or last Contract Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this contract year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next contract year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Contract Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 business days occur after the excess withdrawal on August 6.

                                      Highest Quarterly    Adjusted Annual
                                     Value (adjusted with Income Amount (5%
                                        withdrawal and     of the Highest
          Date*       Contract Value Purchase Payments)** Quarterly Value)
    -----------------------------------------------------------------------
      June 1, 2008     $118,000.00       $118,000.00          $5,900.00
    -----------------------------------------------------------------------
     August 6, 2008    $110,000.00       $112,885.55          $5,644.28
    -----------------------------------------------------------------------
    September 1, 2008  $112,000.00       $112,885.55          $5,644.28
    -----------------------------------------------------------------------
    December 1, 2008   $119,000.00       $119,000.00          $5,950.00
    -----------------------------------------------------------------------

 * In this example, the Contract Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Contract Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

   . The Contract Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the contract year), resulting in an adjusted Contract Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Contract Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Contract Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Contract Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next contract year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 Benefits Under The Highest Daily Lifetime Seven Program
..   To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime Seven, and amounts are still payable under Highest Daily Lifetime Seven, we will make an additional payment, if any, for that contract year equal to the remaining Annual Income Amount for the contract year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime Seven benefit terminates, and no additional payments are made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

    (1)apply your Contract Value to any Annuity option available; or
    (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such Annuity payments will be the greater of:

 (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

 (2)the Contract Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the
    Contract Anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under the Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Contract, including any CDSC.
..   Withdrawals made while the Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The Highest Daily Lifetime Seven Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Contract you will receive the current surrender value.
..   You can make withdrawals from your Contract while your Contract Value is greater than zero without purchasing the Highest Daily Lifetime Seven benefit. The Highest Daily Lifetime Seven benefit provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   Upon inception of the benefit, 100% of your Contract Value must be allocated to the permitted Sub-accounts.
..   You cannot allocate Purchase Payments or transfer Contract Value to the AST
    Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Investment Options Can I Choose?". Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the elected Sub-accounts and an AST Investment Grade
    Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under the contract.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements.
..   Currently, Owners electing this benefit must allocate Contract Value to one or more of the following asset allocation portfolios of the Advanced Series
    Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio AST T. Rowe Price Asset Allocation Portfolio, AST UBS Dynamic Alpha Strategy, or AST American Century Strategic Allocation.
..   The fee for Highest Daily Lifetime Seven is 0.60% annually of the Protected
    Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next business day, if the quarter-end is not a business day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Contract Value alone. If the fee to be deducted exceeds the current Contract Value, we will reduce the Contract Value to zero, and continue the benefit as described above.

 Election of and Designations under the Program
 For Highest Daily Lifetime Seven, there must be either a single Owner who is the same as the Annuitant, or if the Contract is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

 Any change of the Annuitant under the Contract will result in cancellation of Highest Daily Lifetime Seven. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Seven, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.

 Highest Daily Lifetime Seven can be elected at the time that you purchase your Contract or after the Contract Date, subject to our eligibility rules and restrictions.

 Currently, if you terminate the Highest Daily Lifetime Seven benefit, you may only be allowed to re-elect the benefit or elect another lifetime withdrawal benefit on any anniversary of the Contract Date that is at least 90 calendar days from the date the Highest Daily Lifetime Seven Benefit was terminated. We reserve the right to further limit the election frequency in the future. Similarly, we generally may permit those who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five or the Spousal Highest Daily Lifetime Seven to elect Highest Daily Lifetime Seven only on an anniversary of the Contract Date that is at least 90 calendar days from the date that such benefit was terminated. We reserve the right to waive that requirement.

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Contract Value on that Tenth Anniversary (or the next business day, if that anniversary is not a business day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a. your Contract Value on the day that you elected Highest Daily Lifetime Seven; and
 b. the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Contract Value on the Tenth Anniversary, we increase your Contract Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Contract Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Contract Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

 the same proportion that each such Sub-account bears to your total Contract Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Contract Value is available only if you have elected Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Program
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Contract (iii) upon your election to begin receiving annuity payments (although if you have elected to take the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount), (iv) upon the death of the Annuitant (v) if both the Contract Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Program).

 Upon termination of Highest Daily Lifetime Seven other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Asset Transfer Component of Highest Daily Lifetime Seven
 As indicated above, we limit the Sub-accounts to which you may allocate Contract Value if you elect Highest Daily Lifetime Seven. For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Contract Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account. Under the asset transfer component of Highest Daily Lifetime Seven, we monitor your Contract Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus. Speaking generally, the formula, which we apply each business day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable Contract Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued contracts that elect Highest Daily Lifetime Seven and existing contracts that elect Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

 While you are not notified when your Contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Contract Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
..   Not make any transfer; or
..   If a portion of your Contract Value was previously allocated to the AST
    Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or
..   Transfer all or a portion of your Contract Value in the Permitted
    Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

 If a significant amount of your Contract Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Contract Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Contract Value may be allocated to the AST Investment Grade Bond Sub-account. Note that if your entire Contract Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the Permitted Sub-accounts, which could cause Contract Value to transfer out of the AST Investment Grade Bond Sub-account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Contract year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the contract, all subsequent withdrawal amounts will be taxed as ordinary income.

 SPOUSAL HIGHEST DAILY LIFETIME SEVEN/SM/ INCOME BENEFIT (SHD7)/SM/

 Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven. Currently, if you elect Spousal Highest Daily Lifetime Seven and subsequently terminate the benefit, you may have a waiting period until you can elect Spousal Lifetime Five, Lifetime Five, Highest Daily Lifetime Seven, or Spousal Highest Daily Lifetime Seven. See "Election of and Designations under the Program" below for details. Spousal Highest Daily Lifetime Seven must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit is elected. Spousal Highest Daily Lifetime Seven is not available if you elect any other optional living benefit. As long as your Spousal Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Contract Value in accordance with the then permitted and available investment option(s) with this program. In the application for this benefit, we specify the permitted investment options - you may also contact us or your registered representative for further information.

 We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Contract, wish

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

 to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime Seven benefit after the death of the first spouse. You are not required to make withdrawals as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Spousal Highest Daily Lifetime Seven, and in Appendix D to this prospectus, we set forth the formula under which we make those asset transfers.

 As discussed below, a key component of Spousal Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Contract Value, it is possible for the Contract Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Contract Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Seven.

 KEY FEATURE - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Contract Value. On each business day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Contract Value on the effective date of the benefit. On each business day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each business day (the "Current Business Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Business Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Business Day and the Current Business Day (i.e., one day for successive business Days, but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Business Day; and

 (2)the Contract Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 a. the Contract Value; or
 b. the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Contract Value; or

 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted Purchase Payments; or

 (3)the sum of:

    (a)200% of the Contract Value on the effective date of the benefit;
    (b)200% of all adjusted Purchase Payments made within one year after the effective date of the benefit; and
    (c)all adjusted Purchase Payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent Purchase Payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Contract Value.

 KEY FEATURE - Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Contract due to death or divorce. Under the Spousal Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount. A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Contract Value increases subsequent to your first withdrawal. We begin examining the Contract Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Contract Date of the Annuity (the "Contract Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Contract Anniversary, we identify the Contract Value on the business days corresponding to the end of each quarter that (i) is based on your contract year, rather than a calendar year;
 (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding contract year. If the end of any such quarter falls on a holiday or a weekend, we use the next business day. Having identified each of those quarter-end Contract Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Contract Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Contract Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Contract Anniversary, by performing a similar examination of the Contract Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 The Spousal Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Seven, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:
..   The Contract Date is December 1, 2007
..   The Spousal Highest Daily Lifetime Seven benefit is elected on March 5,
    2008.
..   The youngest Designated Life was 70 years old when he/she elected the
    Spousal Highest Daily Lifetime Seven benefit.

 Dollar-for-dollar reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

 Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that contract year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Contract Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that contract year to $0. The remaining withdrawal amount - $1,500
 - reduces the Annual Income Amount in future contract years on a proportional basis based on the ratio of the excess withdrawal to the Contract Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that contract year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Contract Value before withdrawal                               $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Contract Value immediately before excess withdrawal of $1,500  $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Contract Value immediately before excess withdrawal $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future contract years                 $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Contract Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Contract Anniversary) of the highest quarterly value since your first withdrawal (or last Contract Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this contract year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next contract year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Contract Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 business days occur after the excess withdrawal on August 6.

                                  Highest Quarterly
                                 Value (adjusted with  Adjusted Annual Income
                                    withdrawal and    Amount (5% of the Highest
      Date*       Contract Value Purchase Payments)**     Quarterly Value)
-------------------------------------------------------------------------------
  June 1, 2008     $118,000.00       $118,000.00              $5,900.00
-------------------------------------------------------------------------------
 August 6, 2008    $110,000.00       $112,885.55              $5,644.28
-------------------------------------------------------------------------------
September 1, 2008  $112,000.00       $112,885.55              $5,644.28
-------------------------------------------------------------------------------
December 1, 2008   $119,000.00       $119,000.00              $5,950.00
-------------------------------------------------------------------------------

 * In this example, the Contract Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Contract Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Contract Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the contract year), resulting in an adjusted Contract Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Contract Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Contract Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Contract Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next contract year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 BENEFITS UNDER THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN PROGRAM
..   To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime Seven, and amounts are still payable under Spousal Highest Daily Lifetime Seven, we will make an additional payment, if any, for that contract year equal to the remaining Annual Income Amount for the contract year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the contract, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your contract, or if you decide to begin receiving annuity payments and there is a Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

    (1)apply your Contract Value to any Annuity option available; or

    (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then annuity payments will be made as a life annuity for the lifetime of the Designated Life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

 (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Contract; and

 (2)the Contract Value.

   . If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
   . Please note that payments that we make under this benefit after the Contract Anniversary coinciding with or next following the older of the owner or Annuitant's 95th birthday, will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under the Spousal Highest Daily Lifetime Seven Benefit are subject to all of the terms and conditions of the contract, including any CDSC.
..   Withdrawals made while the Spousal Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. The Spousal Highest Daily Lifetime Seven Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your contract you will receive the current surrender value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing the Spousal Highest Daily Lifetime Seven Benefit. The Spousal Highest Daily Lifetime benefit provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued

..   Upon inception of the benefit, 100% of your Contract Value must be allocated to the permitted Sub-accounts.
..   You cannot allocate Purchase Payments or transfer Contract Value to the AST
    Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Investment Options Can I Choose?". Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Spousal Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements.
..   Currently, Owners electing this benefit must allocate Contract Value to one or more of the following asset allocation portfolios of the Advanced Series
    Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio AST T. Rowe Price Asset Allocation Portfolio, AST UBS Dynamic Alpha Strategy, or AST American Century Strategic Allocation.
..   The fee for Spousal Highest Daily Lifetime Seven is 0.75% annually of the
    Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next business day, if the quarter-end is not a business day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Contract Value alone. If the fee to be deducted exceeds the current Contract Value, we will reduce the Contract Value to zero, and continue the benefit as described above.

 Election of and Designations under the Program
 Spousal Highest Daily Lifetime Seven can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the program and at the death of the first of the Designated Lives to die. Currently, Spousal Highest Daily Lifetime Seven only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a) if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b) if the contract initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary under this benefit. If the Designated Lives divorce, the Spousal Highest Daily Lifetime Seven benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the contract appoint a new Designated Life upon re-marriage.

 Spousal Highest Daily Lifetime Seven can be elected at the time that you purchase your contract or after the Contract Date, subject to our eligibility rules and restrictions.

 Currently, if you terminate the Spousal Highest Daily Lifetime Seven benefit, you may only be allowed to re-elect the benefit or to elect another lifetime withdrawal benefit on any anniversary of the Contract Date that is at least 90 calendar days from the date the Spousal Highest Daily Lifetime Seven Benefit was terminated. We reserve the right to further limit the election frequency in the future. Similarly, we generally may permit those who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, or Highest Daily Lifetime Seven to elect Spousal Highest Daily Lifetime Seven only on an anniversary of the Contract Date that is at least 90 calendar days from the date that such benefit was terminated. We reserve the right to waive that requirement.

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Contract Value on that Tenth Anniversary (or the next business day, if that anniversary is not a business day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a. your Contract Value on the day that you elected Spousal Highest Daily Lifetime Seven; and
 b. the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Contract Value on the Tenth Anniversary, we increase your Contract Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Contract Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Contract Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Contract Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Contract Value is available only if you have elected Spousal Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Program
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the contract (thus, the benefit does not terminate solely because of the death of the first Designated Life), (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount), (iv) upon your surrender of the contract (v) upon your election to begin receiving annuity payments (vi) if both the Contract Value and Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Program).

 Upon termination of Spousal Highest Daily Lifetime Seven other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Asset Transfer Component of Spousal Highest Daily Lifetime Seven
 As indicated above, we limit the Sub-accounts to which you may allocate Contract Value if you elect Spousal Highest Daily Lifetime Seven. For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Contract Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account s available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account. Under the asset transfer component of Spousal Highest Daily Lifetime Seven, we monitor your Contract Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in the Appendix D to this prospectus. Speaking generally, the formula, which we apply each business day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily annual income amount. Note that we use 5% in the formula, irrespective of the youngest Designated Life's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account , is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 5: WHAT ARE THE LIFETIME WITHDRAWAL BENEFITS? continued


 As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable Contract Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Spousal Highest Daily Lifetime Seven and existing Annuities that elect Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

 While you are not notified when your contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Contract Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Spousal Highest Daily Lifetime Seven.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
..   Not make any transfer; or
..   If a portion of your Contract Value was previously allocated to the AST
    Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or
..   Transfer all or a portion of your Contract Value in the Permitted
    Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

 If a significant amount of your Contract Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Contract Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Contract Value may be allocated to the AST Investment Grade Bond Sub-account. Note that if your entire Contract Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the Permitted Sub-accounts, which could cause Contract Value to transfer out of the AST Investment Grade Bond Sub-account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that Required Minimum Distributions due from your Contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the contract, all subsequent withdrawal amounts will be taxed as ordinary income.

 Spousal Highest Daily Lifetime Seven Asset Allocation Formula. As indicated above, Spousal Highest Daily Lifetime Seven uses the same asset transfer formula as Highest Daily Lifetime Seven and uses the same table of age-related factors. See Appendix D.

 6: WHAT IS THE INCOME APPRECIATOR BENEFIT?

 INCOME APPRECIATOR BENEFIT
 The Income Appreciator Benefit (IAB) is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. IAB may be suitable for you in other circumstances as well, which you can discuss with your registered representative. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.

 If you want the Income Appreciator Benefit, you generally must elect it when you make your initial Purchase Payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.
..   The annuitant must be 75 or younger in order for you to elect the Income
    Appreciator Benefit.
..   If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your Contract Value. See "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?" in Section 8.

 Activation of the Income Appreciator Benefit
 YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.

 Once activated, you can receive the Income Appreciator Benefit:
..   IAB OPTION 1 - at annuitization as part of an annuity payment;
..   IAB OPTION 2 - during the accumulation phase through the IAB automatic withdrawal payment program; or
..   IAB OPTION 3 - during the accumulation phase as an Income Appreciator
    Benefit credit to your contract over a 10-year period.

 Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"

 If you do not activate the benefit prior to the maximum annuitization age you may lose all or part of the IAB.

 CALCULATION OF THE INCOME APPRECIATOR BENEFIT
 We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:
..   earnings are calculated as the difference between the Contract Value and the sum of all Purchase Payments;
..   earnings do not include (1) any amount added to the Contract Value as a result of the Spousal Continuance Option, or (2) if we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;
..   withdrawals reduce earnings first, then Purchase Payments, on a dollar-for-dollar basis;
..   the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.

         Number of Years Income Appreciator Benefit Income Appreciator
                     has been in Force              Benefit Percentage
         -------------------------------------------------------------
                            0-6                            0%
         -------------------------------------------------------------
                            7-9                            15%
         -------------------------------------------------------------
                           10-14                           20%
         -------------------------------------------------------------
                            15+                            25%
         -------------------------------------------------------------

 IAB Option 1 - Income Appreciator Benefit At Annuitization
 Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity date and add it to the adjusted Contract Value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD

 6: WHAT IS THE INCOME APPRECIATOR BENEFIT? continued

 CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

 Effect of Income Appreciator Benefit on Guaranteed Minimum Income Benefit
 If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:

 1. the adjusted Contract Value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or

 2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.

 If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.

 Terminating the Income Appreciator Benefit
 The Income Appreciator Benefit will terminate on the earliest of:
..   the date you make a total withdrawal from the contract;
..   the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Option;
..   the date the Income Appreciator Benefit amount is reduced to zero
    (generally ten years after activation) under IAB Options 2 and 3;
..   the date of annuitization; or
..   the date the contract terminates.

 Upon termination of the Income Appreciator Benefit, we cease imposing the associated charge.

 INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE
 You may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good order. Under IAB Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.

 IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

 IAB Option 2 - Income Appreciator Benefit Automatic Withdrawal Payment Program Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10-year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal amount from your Contract Value, in which case each combined payment must be at least $100.

 The maximum automated withdrawal payment amount that you may receive from your Contract Value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed 10% of the Contract Value as of the date you activate the Income Appreciator Benefit.

 Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in Contract Value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributable to the Income Appreciator Benefit.

 After the ten-year payment period has ended, if the remaining Contract Value is $2,000 or more, the contract will continue. If the remaining Contract Value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining Contract

 Value and the contract will terminate. If the Contract Value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.

 Discontinuing the Income Appreciator Benefit Automatic Withdrawal Payment Program Under IAB Option 2
 You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the Contract Value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the Contract Value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable investment options, fixed interest rate options, or the market value adjustment option in the same proportions as your most recent Purchase Payment allocation percentages.

 You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the Contract Value in a lump sum before determining the adjusted Contract Value. The adjusted Contract Value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 IAB Option 3 - Income Appreciator Benefit Credit to Contract Value
 Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your Contract Value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate options, or the market value adjustment option in the same manner as your current allocation, unless you direct us otherwise. We will waive the $1,000 minimum requirement for the market value adjustment option. We will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in Contract Value due to the investment performance of any allocation option.

 Before we add the last Income Appreciator Benefit credit to your Contract Value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the Contract Value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.

 You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 Excess Withdrawals
 During the 10 year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is withdrawn from your Contract Value in a contract year that exceeds the sum of (1) 10% of the Contract Value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn.

 We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.

 Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the Contract Value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.

 Effect of Total Withdrawal on Income Appreciator Benefit
 We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.

 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS 3 CONTRACT?

 PURCHASE PAYMENTS
 The initial Purchase Payment is the amount of money you give us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial Purchase Payment is $10,000. You must get our prior approval for any initial and additional Purchase Payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional Purchase Payments by means other than electronic fund transfer of no

 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS 3 CONTRACT? continued

 less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional Purchase Payments made through electronic fund transfers. (You may not make additional Purchase Payments if you purchase a contract issued in Massachusetts, or if you purchase a Contract With Credit issued in Pennsylvania.)

 You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent Purchase Payments may be made on or after the earliest of the 86th birthday of:
..   the owner,
..   the joint owner,
..   the annuitant, or
..   the co-annuitant.

 Currently, the maximum aggregate Purchase Payments you may make is $20 million. We limit the maximum total Purchase Payments in any contract year other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

 ALLOCATION OF PURCHASE PAYMENTS
 When you purchase a contract, we will allocate your invested Purchase Payment among the variable or fixed interest rate options, or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

 When you make an additional Purchase Payment, it will be allocated in the same way as your most recent Purchase Payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000 and, allocations to the market value adjustment option must be no less than $1,000.

 You may change your allocation of future invested Purchase Payments at any time. Contact the Prudential Annuity Service Center for details.

 We generally will credit the initial Purchase Payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your Purchase Payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent Purchase Payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent Purchase Payments received in good order after the close of the business day will be credited on the following business day. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our Separate Account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period.

 At our discretion, we may give initial and subsequent Purchase Payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

 Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your contract to government regulators.

 CREDITS
 If you purchase the Contract With Credit, we will add a credit amount to your Contract Value with each Purchase Payment you make. The credit amount is allocated to the variable or fixed interest rate investment options or the market value adjustment option in the same percentages as the Purchase Payment.

 The bonus credit that we pay with respect to any Purchase Payment depends on
 (i) the age of the older of the owner or joint owner on the date on which the Purchase Payment is made and (ii) the amount of the Purchase Payment. Specifically,
..   if the elder owner is 80 or younger on the date that the Purchase Payment is made, then we will add a bonus credit to the Purchase Payment equal to 4% if the Purchase Payment is less than $250,000; 5% if the Purchase Payment is equal to or greater than $250,000 but less than $1 million; or 6% if the Purchase Payment is $1 million or greater; and

..   if the elder owner is aged 81-85 on the date that the Purchase Payment is made, then we will add a bonus credit equal to 3% of the amount of the Purchase Payment.

 Under the Contract With Credit, if the owner returns the contract during the free look period, we will recapture the bonus credits. If we pay a death benefit under the contract, we have a contractual right to take back any credit we applied within one year of the date of death.

 CALCULATING CONTRACT VALUE
 The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

 Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

 1) adding up the total amount of money allocated to a specific investment option,

 2) subtracting from that amount insurance charges and any other applicable charges such as for taxes, and

 3) dividing this amount by the number of outstanding accumulation units.

 When you make a Purchase Payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the Purchase Payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that variable investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

 We cannot guarantee that your Contract Value will increase or that it will not fall below the amount of your total Purchase Payments.

 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3
 CONTRACT?

 There are charges and other expenses associated with the contract that reduce the return on your investment. these charges and expenses are described below.

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

 INSURANCE AND ADMINISTRATIVE CHARGES
 If you choose an optional benefit, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the Contract Value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

 We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3 CONTRACT? continued


 The death benefit charge is equal to:
..   1.40% on an annual basis if you choose the base death benefit,
..   1.65% on an annual basis if you choose either the roll-up or step-up
    Guaranteed Minimum Death Benefit option, (i.e., 0.25% in addition to the base death benefit charge),
..   1.75% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge), or
..   1.90% on an annual basis if you choose the Highest Daily Value Death
    Benefit (i.e., 0.50% in addition to the base death benefit charge).

 We impose an additional insurance and administrative charge of 0.10% annually (of Contract Value attributable to the variable investment options) for the Contract With Credit.

 We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit, or the Highest Daily Lifetime Five Benefit. We impose a charge of 0.60% or 0.75% of the Protected Withdrawal Value for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven, respectively. We impose an additional charge of 0.75% annually if you choose the Spousal Lifetime Five Income Benefit. Upon any reset of the amounts guaranteed under these benefits, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefits.

 If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.

 If a fixed interest rate option is available under your contract, the interest rate that we credit to that option may be reduced by an amount that corresponds to the asset-based charges to which you are subject under the variable investment options.

 WITHDRAWAL CHARGE
 A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a Purchase Payment. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each Purchase Payment being withdrawn was made. Specifically, we maintain an "age" for each Purchase Payment you have made by keeping track of how many contract anniversaries have passed since the Purchase Payment was made.

 The withdrawal charge is the percentage, shown below, of the amount withdrawn.

           Number of Contract
           Anniversaries since Contract with Credit Contract without
            the Date of each        Withdrawal      Credit Withdrawal
            Purchase Payment          Charge             Charge
           ----------------------------------------------------------
                    0                   8%                 7%
           ----------------------------------------------------------
                    1                   8%                 6%
           ----------------------------------------------------------
                    2                   8%                 5%
           ----------------------------------------------------------
                    3                   8%                 4%
           ----------------------------------------------------------
                    4                   7%                 3%
           ----------------------------------------------------------
                    5                   6%                 2%
           ----------------------------------------------------------
                    6                   5%                 1%
           ----------------------------------------------------------
                    7                   0%                 0%
           ----------------------------------------------------------

 If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

 If you request a withdrawal, we will deduct an amount from the Contract Value that is sufficient to pay the withdrawal charge, and provide you with the amount requested.

 If you request a full withdrawal, we will provide you with the full amount of the Contract Value after making deductions for charges.

 Each contract year, you may withdraw a specified amount of your Contract Value without incurring a withdrawal charge. We make this "charge-free amount" available to you subject to approval of this feature in your state. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide Purchase Payments into two categories-payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on Purchase Payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the Purchase Payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial Purchase Payment.

 When you make a withdrawal (including a withdrawal under a lifetime withdrawal benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from Purchase Payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all Purchase Payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

 If a withdrawal or transfer is taken from a market value adjustment guarantee period prior to the expiration of the rate guarantee period, we will make a market value adjustment to the withdrawal amount, including the withdrawal charge. We will then apply a withdrawal charge to the adjusted amount.

 If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit.

 Withdrawal charges will never be greater than permitted by applicable law.

 WAIVER OF WITHDRAWAL CHARGE FOR CRITICAL CARE
 Except as restricted by applicable state law, we will waive all withdrawal charges and any market value adjustment upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else. Please consult your contract for details about how we define the key terms used for this waiver (e.g., eligible nursing home). Note that our requirements for this waiver may vary, depending on the state in which your contract was issued.

 MINIMUM DISTRIBUTION REQUIREMENTS
 If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"

 CONTRACT MAINTENANCE CHARGE
 On each contract anniversary during the accumulation phase, if your Contract Value is less than $75,000, we will deduct the lesser of $35 or 2% of your Contract Value, for administrative expenses (this fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the Contract Value at which we waive this fee. The charge will be deducted proportionately from each of the contract's investment options, fixed interest rate options, and guarantee periods within the market value adjustment option. This same charge will also be deducted when you surrender your contract if your Contract Value is less than $75,000.

 GUARANTEED MINIMUM INCOME BENEFIT CHARGE
 We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value for the period the charge applies. We deduct the charge from your Contract Value on each of the following events:
..   each contract anniversary,
..   when you begin the income phase of the contract,
..   upon a full withdrawal, and
..   upon a partial withdrawal if the remaining Contract Value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

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 If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

 Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's Contract Value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

 The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the Contract Value allocated to the variable investment options, the fixed interest rate options, and the market value adjustment option. In some states, we may deduct the charge for the Guaranteed Minimum Income Benefit in a different manner.

 No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the Contract Value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

 The fact that we may impose the charge upon a full or partial withdrawal does not impair your right to make a withdrawal at the time of your choosing.

 We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

 INCOME APPRECIATOR BENEFIT CHARGE
 We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your Contract Value. The Income Appreciator Benefit charge is calculated:
..   on each contract anniversary,
..   on the annuity date,
..   upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,
..   upon a full or partial withdrawal, and
..   upon a subsequent Purchase Payment.

 The fee is based on the Contract Value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

 Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:
..   on each contract anniversary,
..   on the annuity date,
..   upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,
..   upon a full withdrawal, and
..   upon a partial withdrawal if the Contract Value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.

 We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

 The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total Contract Value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal, or if the Contract Value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

 We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your Contract Value under IAB Option 3 increase the Contract Value, and because the IAB fee is a percentage of your Contract Value, the IAB fee may increase as a consequence of those additions.

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 EARNINGS APPRECIATOR BENEFIT CHARGE
 We will impose an additional charge if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.30% of your Contract Value.

 We calculate the charge on each of the following events:
..   each contract anniversary,
..   on the annuity date,
..   upon death of the sole or first to die of the owner or joint owner prior to the annuity date,
..   upon a full or partial withdrawal, and
..   upon a subsequent Purchase Payment.

 The fee is based on the Contract Value at time of calculation and is pro-rated based on the portion of the contract year since the date that the Earnings Appreciator Benefit charge was last calculated.

 Although the Earnings Appreciator Benefit charge may be calculated more often, it is deducted only:
..   on each contract anniversary,
..   on the annuity date,
..   upon death of the sole owner or the first to die of the owner or joint owner prior to the annuity date,-upon a full withdrawal, and-upon a partial withdrawal if the Contract Value remaining after the partial withdrawal is not enough to cover the then applicable charge.

 We withdraw this charge from each investment option (including each guarantee period) in the same proportion that the amount allocated to the investment option bears to the total Contract Value. Upon a full withdrawal or if the Contract Value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.

 BENEFICIARY CONTINUATION OPTION CHARGES
 If your beneficiary elects the Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the variable investment options, and is equal to an annual charge of 1.00%. In addition, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request. Finally, transfers in excess of 20 per year will incur a $10 transfer fee.

 TAXES ATTRIBUTABLE TO PREMIUM
 There may be federal, state and local premium based taxes applicable to your Purchase Payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. We generally will deduct the state premium tax charge at the time of a withdrawal or surrender of your Contract or at the time you elect to begin receiving annuity payments. However, we also reserve the right to deduct the charge from each purchase payment at the time the tax is imposed, if earlier. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received.

 TRANSFER FEE
 You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market value adjustment, if any, is calculated. There is a different transfer fee under the Beneficiary Continuance Option.

 COMPANY TAXES
 We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

 In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because
 (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

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 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3
 CONTRACT? continued


 UNDERLYING MUTUAL FUND FEES
 When you allocate a Purchase Payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2007, the fees of these funds ranged from 0.37% to 1.65% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.

 9: HOW CAN I ACCESS MY MONEY?

 You can Access Your Money by:
..   MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR
..   CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

 WITHDRAWALS DURING THE ACCUMULATION PHASE
 When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

 Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum Contract Value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the Contract Value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the Contract Value below such minimum.

 With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

 With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your Contract Value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the Contract Value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.

 Income Taxes, Tax Penalties, and Certain Restrictions also may Apply to any Withdrawal. For a more Complete Explanation, See Section 10.

 AUTOMATED WITHDRAWALS
 We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

 Income Taxes, Tax Penalties, Withdrawal Charges, and Certain Restrictions may Apply to Automated Withdrawals. For a more Complete Explanation, See
 Section 10.

 SUSPENSION OF PAYMENTS OR TRANSFERS
 The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:
..   The New York Stock Exchange is closed (other than customary weekend and holiday closings);

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..   Trading on the New York Stock Exchange is restricted;
..   An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or
..   The SEC, by order, permits suspension or postponement of payments for the protection of owners.

 We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3 CONTRACT?
 The tax considerations associated with an annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA contributions.

 The discussion includes a description of certain spousal rights under the contract, and our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your annuity is issued, we may offer certain spousal benefits to civil union couples. You should be aware, however, that federal tax law does not recognize civil unions. Therefore, we cannot permit a civil union partner to continue the annuity upon the death of the first partner under the annuity's "spousal continuance" provision. Civil union couples should consider that limitation before selecting a spousal benefit under the annuity.

 NONQUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

 TAXES PAYABLE BY YOU
 We believe this annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.

 It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 You must commence annuity payments no later than the first day of the calendar month next following the maximum Annuity Date for your contract. Please refer to your annuity contract for the applicable maximum Annuity Date. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity Date described in your contract. However, the IRS may not then consider your contract to be an annuity under the tax law.

 TAXES ON WITHDRAWALS AND SURRENDER
 If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments until all purchase payments have been returned. After all purchase payments are returned, all subsequent amounts will be taxed as ordinary income. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefit programs or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

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 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
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 If you choose to receive payments under an interest payment option, or a beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your annuity and will immediately subject any gain in the contract to income tax.

 TAXES ON ANNUITY PAYMENTS
 A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 TAX PENALTY FOR EARLY WITHDRAWAL FROM A NONQUALIFIED ANNUITY CONTRACT
 You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled;
..   generally the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or
..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035
 Section 1035 of the Internal Revenue Code of 1986, as amended (Code), permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

 If an annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

 TAXES PAYABLE BY BENEFICIARIES
 The Death Benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the owner's estate. Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit
..   As a lump sum payment: the beneficiary is taxed on gain in the contract.
..   Within 5 years of death of owner: the beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).

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..   Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the owner: the beneficiary is taxed on each payment (part will be treated as gain and part as return of purchase payments).

 Considerations for Contingent Annuitants: We may allow the naming of a contingent annuitant when a Nonqualified annuity contract is held by a pension plan or a tax favored retirement plan. In such a situation, the annuity may no longer qualify for tax deferral where the annuity contract continues after the death of the Annuitant. Note that in certain annuity contracts issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, we allow for the naming of a co-annuitant, which also is used to mean the successor annuitant (and not another life used for measuring the duration of an annuity payment option). Like in the case of a contingent annuitant, the annuity may no longer qualify for tax deferral where the contract continues after the death of the annuitant.

 DISTRIBUTIONS
 Taxable amounts distributed from an annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified annuity.

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 Entity Owners
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the contract is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under
 Section 72(s) of the Code. Under this circumstance, the contract value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the contract.

 ANNUITY QUALIFICATION
 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the annuity meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the investment options offered pursuant to this Prospectus. We reserve the right to take any action, including modifications to your annuity or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

 Required Distributions Upon Your Death for Nonqualified Annuity Contracts. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the

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 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
 PLUS 3 CONTRACT? continued

 contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of such designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitants to die.

 Changes In Your Annuity. We reserve the right to make any changes we deem necessary to assure that your annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

 QUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Qualified annuity is an annuity contract with applicable endorsements for a tax-favored plan or a Nonqualified annuity contract held by a tax-favored retirement plan.

 The following is a general discussion of the tax considerations for Qualified annuity contracts. This annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

 A Qualified annuity may typically be purchased for use in connection with:
..   Individual retirement accounts and annuities (IRAs) which are subject to
    Sections 408(a) and 408(b) of the Code;
..   Roth IRAs under Section 408A of the Code;
..   A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);
..   H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);
..   Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax
    Deferred Annuities or TDAs);
..   Section 457 plans (subject to 457 of the Code).

 A Nonqualified annuity may also be purchased by a 401(a) trust or custodial IRA or Roth IRA account or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.

 You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

 TYPES OF TAX-FAVORED PLANS
 IRAs. If you buy an annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" and "Roth IRA Disclosure Statement" which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the annuity by notifying us in writing, and we will refund all of the purchase payments under the annuity (or, if provided by applicable state law, the amount credited under the annuity, if greater), less any applicable federal and state income tax withholding.

 Contributions Limits/Rollovers. Subject to the minimum purchase payment requirements of an annuity, you may purchase an annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by making a single contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year and the current year during the period from January 1 to April 15, or as a current year contribution. In 2008 the contribution limit is $5,000. After 2008 the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.

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 The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an annuity, you can make regular IRA contributions under the annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA. In some circumstances, non-spouse beneficiaries may directly roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans.

 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
    70 1/2; and
..   Death and annuity payments must meet "required minimum distribution" rules described below.

 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% early withdrawal penalty described below;
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a required minimum distribution, also described below.

 SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:
..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $46,000 in 2008 ($45,000 in 2007) or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2008, this limit is $230,000 ($225,000 for 2007);
..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and
..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $15,500 in 2008 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $5,000 in 2008. These amounts are indexed for inflation. These annuities are not available for SARSEPs. You will also be provided the same information, and have the same "free look" period, as you would have if you purchased the contract for a standard IRA.

 ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 Subject to the minimum purchase payment requirements of an annuity, if you meet certain income limitations you may purchase an annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA or Roth IRA by making a single contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year and the current year during the period from January 1 to April 15 of the current year, or with a current

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 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
 PLUS 3 CONTRACT? continued

 contribution. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can directly roll over contributions to a Roth IRA, subject to the same income limits. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once an annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Until 2010, participants with an adjusted gross income greater than $100,000 are not permitted to roll over funds from an employer plan, including a Roth 401(k) distribution, to a Roth IRA.

 TDAs. You may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) annuity) generally if you are either an employer or employee of a tax-exempt organization (as defined under Code
 Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your rights (or your employee's rights) to the annuity are nonforfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $15,500 in 2008. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $5,000 in 2008. This amount is indexed for inflation. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a 457 government plan. A contract may generally only qualify as a TDA if distributions of salary deferrals (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:
..   Your attainment of age 59 1/2;
..   Your severance of employment;
..   Your death;
..   Your total and permanent disability; or
..   Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).

 In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another TDA or to a mutual fund "custodial account" described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

 Final regulations to 403(b) contracts were issued in 2007. Under these final regulations, certain contract exchanges may be accepted only if the employer and the issuer have entered into the required information-sharing agreements. Such agreements must be in place by January 1, 2009. We do not currently accept transfers of funds under 403(b) contracts. Funds can only be added to the contract as a current salary deferral under an agreement with your employer or as a direct rollover from another employer plan. We intend to begin accepting such transfers in the future when we can comply with the new regulations.

 REQUIRED MINIMUM DISTRIBUTIONS AND PAYMENT OPTIONS
 If you hold the contract under an IRA (or other tax-favored plan), required minimum distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner.

 Required minimum distributions are calculated based on the sum of the account value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the account value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the annuity and an increased amount of taxable income distributed to the annuity owner, and a reduction of death benefits and the benefits of any optional riders.

 You can use the Minimum Distribution option to satisfy the required minimum distribution rules for an annuity without either beginning annuity payments or surrendering the annuity. We will distribute to you the required minimum distribution amount, less

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 any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one Roth IRA from the same owner, similar rules apply.

 Required Distributions Upon Your Death for Qualified Annuity Contracts
 Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, the designated beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.
..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31st of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31st of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death or December 31st of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31st of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary.
..   If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in a Qualified annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 TAX PENALTY FOR EARLY WITHDRAWALS FROM QUALIFIED ANNUITY CONTRACTS
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled; or
..   generally the amount paid or received is in the form of substantially equal payments not less frequently than annually. (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will result in retroactive application of the 10% tax penalty.)

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 WITHHOLDING
 We will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is "directly" rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, 457 government plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a 457 governmental plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable

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 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
 PLUS 3 CONTRACT? continued

 portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

 ERISA REQUIREMENTS
 ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this Prospectus. Information about sales representatives and commissions may be found in the sections of this Prospectus addressing distribution of the annuities.

 Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

 Please consult with your tax advisor if you have any questions about ERISA and these disclosure requirements.

 SPOUSAL CONSENT RULES FOR RETIREMENT PLANS - QUALIFIED CONTRACTS
 If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

 Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a "qualified joint and survivor annuity" (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an annuity for your spouse's lifetime and is called a "qualified pre-retirement survivor annuity" (QPSA). If the plan pays Death Benefits to other beneficiaries, you may elect to have a beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.

 Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

 IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated beneficiary.

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 ADDITIONAL INFORMATION
 For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

 GENERATION-SKIPPING TRANSFERS
 If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

 11: OTHER INFORMATION

 PRUCO LIFE INSURANCE COMPANY
 Pruco Life Insurance Company (Pruco Life) is a stock life insurance company which was organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.

 Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.

 Pruco Life publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life that is annually audited by independent accountants. Pruco's Life annual report for the year ended December 31, 2007, together with subsequent periodic reports that Pruco Life files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life is 811-07325. You may read and copy any filings made by Pruco Life with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.

 Pruco Life conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed "service providers" under the Investment Company Act of 1940. The entities engaged by Pruco Life may change over time. As of December 31, 2007, non-affiliated entities that could be deemed service providers to Pruco Life and/or another insurer within the Prudential Annuities business unit consisted of the following: ADP (proxy tabulation services) located at 100 Burma Road Jersey City, New Jersey 07305, Alliance-One Services Inc. (administration of variable life policies) located at 55 Hartland Street East Hartford CT 06108, BISYS Retirement Services (qualified plan administrator) located at 200 Dryden Road, Dresher, PA 19025, Blue Frog Solutions, Inc. (order entry systems provider) located at 555 SW 12th Ave, Suite 202 Pompano Beach, FL 33069, EBIX Inc. (order-entry system) located at 5 Concourse Parkway Suite 3200 Atlanta, GA 30328, Diversified Information Technologies Inc. (records management) located at 123 Wyoming Ave Scranton, PA 18503, Fosdick Fulfillment Corp. (fulfillment of prospectuses and marketing materials) located at 26 Barnes Industrial Park Road North Wallingford, CT 06492, Insurance Technologies (annuity illustrations) located at Two South Cascade Avenue, Suite 200 Colorado Springs, CO 80903, Lason Systems Inc. (contract printing and mailing) located at 1305 Stephenson Highway, Troy, MI 48083, Morningstar Associates LLC (asset allocation recommendations) located at 225 West Wacker Drive Chicago, IL 60606, Pershing LLC (order-entry systems provider) located at One Pershing Plaza Jersey City, NJ 07399, Personix (printing and fulfillment of confirmations and client statements) located at 13100 North Promenade Boulevard Stafford, TX 77477, RR Donnelley Receivables Inc. (printing annual reports and prospectuses) located at 111 South Wacker Drive Chicago, IL 60606-4301, Stanton Group (qualified plan administrator) located at Two Pine Tree Drive, Suite 400 Arden Hills, MN 55112 Attention: Alerus Retirement Solutions, State Street (accumulation unit value calculations) located at State Street Financial Center One Lincoln Street Boston, Massachusetts 02111, The Harty Press, Inc. (printing and fulfillment of marketing materials) located at 25 James Street New Haven, CT 06513, VG Reed & Sons Inc. (printing and fulfillment of annual reports) located at 1002 South 12th Street Louisville, KY 40210, William B. Meyer (printing and fulfillment of prospectuses and marketing materials) located at 255 Long Beach Boulevard Stratford, CT 06615.

 THE SEPARATE ACCOUNT
 We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets

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 11: OTHER INFORMATION continued

 are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

 SALE AND DISTRIBUTION OF THE CONTRACT
 Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the annuities offered through this prospectus. PAD acts as the distributor of a number of annuity and life insurance products, and is the co-distributor of the Advanced Series Trust. PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial industry Regulatory Authority (FINRA).

 The contract is offered on a continuous basis. PAD enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PAD may offer the contract directly to potential purchasers.

 Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Contract Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

 In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PAD may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PAD. Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.

 To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

 You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

 We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by the FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

 The list below identifies three general types of payments that PAD pays which are broadly defined as follows:
..   Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker-dealers).
..   Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as Purchase Payments under Pruco Life annuity products sold through the firm (or its affiliated broker-dealers).
..   Fixed Payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker-dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

 The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2007) received payment with respect to annuity business during 2007 (or as to which a payment amount was accrued during 2007). The firms listed below include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2007, the least amount paid, and greatest amount paid, were $2,072 and $1,325,582, respectively.

 NAME OF FIRM:
 Advantage Capital Corporation
 AIG Financial Advisors, Inc.
 Citigroup Global Markets, Inc.
 Financial Network Investment Corp.
 FSC Securities Corp.
 ING Financial Partners
 Merrill Lynch
 Morgan Stanley
 Multi-Financial Securities Corporation
 Primevest
 Raymond James & Associates
 Raymond James Financial Services
 Stifel Nicolaus & Co., Inc.
 Sentra Securities Corporation
 Sunamerica Securities, Inc.
 UBS Financial Services
 Wachovia

 On July 1, 2003, Prudential Financial combined its retail securities brokerage and clearing operations with those of Wachovia Corporation ("Wachovia"), and formed Wachovia Securities Financial Holdings, LLC ("Wachovia Securities"), a joint venture headquartered in Richmond, Virginia. Wachovia is the majority owner and Prudential Financial, indirectly through subsidiaries, is a minority owner of Wachovia Securities.

 LITIGATION
 Pruco Life is subject to legal and regulatory actions in the ordinary course of its businesses. Pending legal and regulatory actions include proceedings specific to Pruco Life and proceedings generally applicable to business practices in the industries in which Pruco Life operates. Pruco Life is subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In its annuity operations, Pruco Life is subject to litigation involving class action lawsuits and other litigation alleging, among other things, that Pruco Life made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. Pruco Life is also subject to litigation arising out of its general business activities, such as its investments and third-party contracts. Regulatory authorities from time to time make inquiries and conduct investigations and examinations relating particularly to Pruco Life and its businesses and products. In addition, Pruco Life, along with other participants in the businesses in which Pruco Life engage, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of its pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of a litigation or regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

 Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, the outcome cannot be predicted. It is possible that the results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Pruco Life's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Pruco Life's financial position. Management believes, however, that based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on Pruco Life's financial position.

 11: OTHER INFORMATION continued


 Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given its complexity and scope, their outcome cannot be predicted. It is possible that Pruco Life's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Pruco Life's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on our financial position. Management believes, however, that based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on Pruco Life's financial position.

 ASSIGNMENT
 In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the Contract Value on the date the assignment occurs. For details, see Section 4, "What Is The Death benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

 If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

 FINANCIAL STATEMENTS
 The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners Plus 3 contract, are included in the Statement of Additional Information.

 STATEMENT OF ADDITIONAL INFORMATION

 Contents:
..   Company
..   Experts
..   Principal Underwriter
..   Payments Made to Promote Sale of Our Products
..   Allocation of Initial Purchase Payment
..   Determination of Accumulation Unit Values
..   Financial Statements
..   Separate Account Financial Information
..   Company Financial Information

 HOUSEHOLDING
 To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

 MARKET VALUE ADJUSTMENT FORMULA

 General Formula
 The formula under which Pruco Life calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under the market value adjustment option is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before MVA) X (1 +
 MVA). The MVA itself is calculated as follows:

                                 MVA =  [   (       1 + I     )//N/12// ]   -1
                                                ---------
                                                1 + J + .0025

 where:   I   =   the guaranteed credited interest rate (annual effective) for the given contract at the time of withdrawal or annuitization or settlement.


   J   =   the current credited interest rate offered on new money at the time of withdrawal or annuitization or settlement for a guarantee period of equal length to the number of whole years remaining in the
           Contract's current guarantee period plus one year.

   N   =   equals the remaining number of months in the contract's current guarantee period (rounded up) at the time of withdrawal or annuitization or settlement.

 Pennsylvania Formula
 We use the same MVA formula with respect to contracts issued in Pennsylvania as the general formula, except that "J" in the formula above uses an interpolated rate as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

 m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

 where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.

 Indiana Formula
 We use the following MVA formula for contracts issued in Indiana:

                                     MVA =  [   (   1 + I )//N/12// ]   -1
                                                    ---
                                                    1 + J

 The variables I, J and N retain the same definitions as the general formula.

 Market Value Adjustment Example
 (ALL STATES EXCEPT INDIANA AND PENNSYLVANIA)

 The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

 Positive market value adjustment
..   Suppose a contract owner made an invested Purchase Payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

                               N   =   38
                               I   =   6% (0.06)
                               J   =   5% (0.05)

 The MVA factor calculation would be: [(1.06)/(1.05 + 0.0025)] to the (38/12) power -1 = 0.02274

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11X 0.02274 = $253.03

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11+ $253.03 = $11,380.14

 11: OTHER INFORMATION continued


 The MVA may not always be positive. Here is an example where it is negative.
..   Suppose a contract owner made an invested Purchase Payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

                               N   =   38
                               I   =   6% (0.06)
                               J   =   7% (0.07)

 The MVA factor calculation would be: [(1.06)/(1.07 + 0.0025)] to the (38/12) power -1 = -0.03644

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11X (-0.03644) = -$405.47

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11 + (-$405.47) = $10,721.64

 Market Value Adjustment Example
 (PENNSYLVANIA)

 The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

 Positive market value adjustment
..   Suppose a contract owner made an invested Purchase Payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

         N   =   38
         I   =   6% (0.06)
         J   =   [(61/365) X 0.05] + [((365 - 61)/365) X 0.04] = 0.0417

 The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the (38/12) power -1 = 0.04871

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11 X 0.04871 = $542.00

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11 + $542.00 = $11,669.11

 The MVA may not always be positive. Here is an example where it is negative.
..   Suppose a contract owner made an invested Purchase Payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 8%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

         N   =   38
         I   =   6% (0.06)
         J   =   [(61/365) X 0.08] + [((365 - 61)/365) X 0.07] = 0.0717

 The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the (38/12) power -1 = -0.04126

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11 X (-0.04126) = -$459.10

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11 + (-$459.10) = $10,668.01

 Market Value Adjustment Example
 (INDIANA)

 The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

 Positive market value adjustment
..   Suppose a contract owner made an invested Purchase Payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

                               N   =   38
                               I   =   6% (0.06)
                               J   =   5% (0.05)

 The MVA factor calculation would be: [(1.06)/(1.05)] to the (38/12) power -1 = 0.03047

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11 X 0.03047 = $339.04

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11 + $339.04 = $11,466.15

 The MVA may not always be positive. Here is an example where it is negative.
..   Suppose a contract owner made an invested Purchase Payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

 11: OTHER INFORMATION continued

..   On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

 The following computations would be made:

 1) Determine the Market Value Adjustment factor.

                               N   =   38
                               I   =   6% (0.06)
                               J   =   7% (0.07)

 The MVA factor calculation would be: [(1.06)/(1.07)] to the (38/12) power -1 = -0.02930

 2) Multiply the Contract Value by the factor calculated in Step 1.

    $11,127.11X (-0.02930) = -$326.02

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

    $11,127.11 + (-$326.02) = $10,801.09

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, the Strategic Partners Plus 3 Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your Contract Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Contract Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.

                           STRATEGIC PARTNERS PLUS 3
                          Pruco Life Insurance Company
                                   PROSPECTUS

              ACCUMULATION UNIT VALUES: (Base Death Benefit 1.40)

                                                                         Number of
                                     Accumulation     Accumulation      Accumulation
                                     Unit Value at    Unit Value at Units Outstanding at
                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------
Jennison Portfolio
    1/6/2003* to 12/31/2003            $1.01724         $1.24006           14,202
    1/1/2004 to 12/31/2004             $1.24006         $1.34066          270,828
    1/1/2005 to 12/31/2005             $1.34066         $1.51459          269,558
    1/1/2006 to 12/31/2006             $1.51459         $1.52034          268,341
    1/1/2007 to 12/31/2007             $1.52034         $1.67913          267,431
----------------------------------------------------------------------------------------
Prudential Equity Portfolio
    1/6/2003* to 12/31/2003            $1.01834         $1.25778           34,149
    1/1/2004 to 12/31/2004             $1.25778         $1.36350           46,073
    1/1/2005 to 12/31/2005             $1.36350         $1.49905           45,945
    1/1/2006 to 12/31/2006             $1.49905         $1.66417           45,028
    1/1/2007 to 12/31/2007             $1.66417         $1.79403           33,647
----------------------------------------------------------------------------------------
Prudential Global Portfolio
    1/6/2003* to 12/31/2003            $1.00588         $1.28481                0
    1/1/2004 to 12/31/2004             $1.28481         $1.38861                0
    1/1/2005 to 12/31/2005             $1.38861         $1.58951                0
    1/1/2006 to 12/31/2006             $1.58951         $1.87567                0
    1/1/2007 to 12/31/2007             $1.87567         $2.04345                0
----------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    1/6/2003* to 12/31/2003            $0.99997         $0.99449                0
    1/1/2004 to 12/31/2004             $0.99449         $0.99063                0
    1/1/2005 to 12/31/2005             $0.99063         $1.00520           52,732
    1/1/2006 to 12/31/2006             $1.00520         $1.03840          224,635
    1/1/2007 to 12/31/2007             $1.03840         $1.07563          249,862
----------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    1/6/2003* to 12/31/2003            $1.02199         $1.22414                0
    1/1/2004 to 12/31/2004             $1.22414         $1.33335          252,261
    1/1/2005 to 12/31/2005             $1.33335         $1.37464          251,099
    1/1/2006 to 12/31/2006             $1.37464         $1.56643          249,949
    1/1/2007 to 12/31/2007             $1.56643         $1.62347          248,949

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
Prudential Value Portfolio
    1/6/2003* to 12/31/2003                          $1.02526         $1.22392                0
    1/1/2004 to 12/31/2004                           $1.22392         $1.40386          124,346
    1/1/2005 to 12/31/2005                           $1.40386         $1.61508          123,781
    1/1/2006 to 12/31/2006                           $1.61508         $1.91044          123,211
    1/1/2007 to 12/31/2007                           $1.91044         $1.94400          122,728
------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    1/6/2003* to 12/31/2003                          $1.01313         $1.27916          173,799
    1/1/2004 to 12/31/2004                           $1.27916         $1.44765          378,507
    1/1/2005 to 12/31/2005                           $1.44765         $1.57741          386,277
    1/1/2006 to 12/31/2006                           $1.57741         $1.77768          384,440
    1/1/2007 to 12/31/2007                           $1.77768         $1.91433          382,815
------------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    1/6/2003* to 12/31/2003                          $1.01134         $1.22149           37,878
    1/1/2004 to 12/31/2004                           $1.22149         $1.34749           37,730
    1/1/2005 to 4/29/2005                            $1.34749         $1.24414                0
------------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    1/6/2003* to 12/31/2003                          $1.01232         $1.19626                0
    1/1/2004 to 12/31/2004                           $1.19626         $1.28343            3,183
    1/1/2005 to 12/31/2005                           $1.28343         $1.32432                0
    1/1/2006 to 12/31/2006                           $1.32432         $1.51572                0
    1/1/2007 to 12/31/2007                           $1.51572         $1.61162                0
------------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    1/6/2003* to 12/31/2003                          $1.01908         $1.17938           35,521
    1/1/2004 to 12/31/2004                           $1.17938         $1.23406          159,824
    1/1/2005 to 12/31/2005                           $1.23406         $1.41770          159,042
    1/1/2006 to 12/31/2006                           $1.41770         $1.48086          158,296
    1/1/2007 to 12/31/2007                           $1.48086         $1.58021          157,662
------------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    1/6/2003* to 12/31/2003                          $1.00979         $1.19393           42,219
    1/1/2004 to 12/31/2004                           $1.19393         $1.30793          430,323
    1/1/2005 to 12/31/2005                           $1.30793         $1.38790          549,411
    1/1/2006 to 12/31/2006                           $1.38790         $1.51519          502,454
    1/1/2007 to 12/31/2007                           $1.51519         $1.63393          489,513
------------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    1/6/2003* to 12/31/2003                          $1.00745         $1.13654                0
    1/1/2004 to 12/31/2004                           $1.13654         $1.22048           52,528
    1/1/2005 to 12/31/2005                           $1.22048         $1.27471           35,321
    1/1/2006 to 12/31/2006                           $1.27471         $1.36612           35,126
    1/1/2007 to 12/31/2007                           $1.36612         $1.47370           34,940
------------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    1/6/2003* to 12/31/2003                          $1.00887         $1.24835          139,416
    1/1/2004 to 12/31/2004                           $1.24835         $1.38531          189,323
    1/1/2005 to 12/31/2005                           $1.38531         $1.49631          188,544
    1/1/2006 to 12/31/2006                           $1.49631         $1.69738          203,656
    1/1/2007 to 12/31/2007                           $1.69738         $1.75049          191,993
------------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    1/6/2003* to 12/31/2003                          $1.01511         $1.29026           61,963
    1/1/2004 to 12/31/2004                           $1.29026         $1.53570           93,173
    1/1/2005 to 12/31/2005                           $1.53570         $1.58443           96,633
    1/1/2006 to 12/31/2006                           $1.58443         $1.79078           99,534
    1/1/2007 to 12/31/2007                           $1.79078         $1.70189           98,435

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
                                             Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    1/6/2003* to 12/31/2003                       $1.01135         $1.23975           587,421
    1/1/2004 to 12/31/2004                        $1.23975         $1.38211         1,432,786
    1/1/2005 to 12/31/2005                        $1.38211         $1.48911         1,572,799
    1/1/2006 to 12/31/2006                        $1.48911         $1.65769         1,532,797
    1/1/2007 to 12/31/2007                        $1.65769         $1.78549         1,429,387
---------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    1/6/2003* to 12/31/2003                       $1.02725         $1.21457                 0
    1/1/2004 to 12/31/2004                        $1.21457         $1.41041           140,862
    1/1/2005 to 12/31/2005                        $1.41041         $1.48345           147,744
    1/1/2006 to 12/31/2006                        $1.48345         $1.73324           146,115
    1/1/2007 to 12/31/2007                        $1.73324         $1.66085           134,294
---------------------------------------------------------------------------------------------------
SP International Value Portfolio
    1/6/2003* to 12/31/2003                       $1.01281         $1.23393            60,946
    1/1/2004 to 12/31/2004                        $1.23393         $1.40924           362,487
    1/1/2005 to 12/31/2005                        $1.40924         $1.58122           360,368
    1/1/2006 to 12/31/2006                        $1.58122         $2.01320           373,014
    1/1/2007 to 12/31/2007                        $2.01320         $2.34427           391,878
---------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    1/6/2003* to 12/31/2003                       $1.02112         $1.20717             6,786
    1/1/2004 to 12/31/2004                        $1.20717         $1.33789                 0
    1/1/2005 to 4/29/2005                         $1.33789         $1.25025                 0
---------------------------------------------------------------------------------------------------
SP Mid Cap Growth Portfolio
    1/6/2003* to 12/31/2003                       $1.00463         $1.33928            20,736
    1/1/2004 to 12/31/2004                        $1.33928         $1.57888            32,368
    1/1/2005 to 12/31/2005                        $1.57888         $1.63898            68,257
    1/1/2006 to 12/31/2006                        $1.63898         $1.58504            68,979
    1/1/2007 to 12/31/2007                        $1.58504         $1.81642            57,877
---------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    1/6/2003* to 12/31/2003                       $1.00530         $1.19841            57,933
    1/1/2004 to 12/31/2004                        $1.19841         $1.29196           137,551
    1/1/2005 to 12/31/2005                        $1.29196         $1.32558           105,898
    1/1/2006 to 12/31/2006                        $1.32558         $1.43180           109,486
    1/1/2007 to 12/31/2007                        $1.43180         $1.46552           109,862
---------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    1/6/2003* to 12/31/2003                       $1.00076         $1.04684            40,502
    1/1/2004 to 12/31/2004                        $1.04684         $1.08689            45,450
    1/1/2005 to 12/31/2005                        $1.08689         $1.09767            77,189
    1/1/2006 to 12/31/2006                        $1.09767         $1.12250            55,484
    1/1/2007 to 12/31/2007                        $1.12250         $1.21148            55,853
---------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    1/6/2003* to 12/31/2003                       $1.01864         $1.36653             8,122
    1/1/2004 to 12/31/2004                        $1.36653         $1.63587           116,708
    1/1/2005 to 12/31/2005                        $1.63587         $1.90014           116,112
    1/1/2006 to 12/31/2006                        $1.90014         $2.05363           115,582
    1/1/2007 to 12/31/2007                        $2.05363         $2.36566           115,212
---------------------------------------------------------------------------------------------------
SP Small Cap Growth Portfolio
    1/6/2003* to 12/31/2003                       $1.01406         $1.30191                 0
    1/1/2004 to 12/31/2004                        $1.30191         $1.27212                 0
    1/1/2005 to 12/31/2005                        $1.27212         $1.28565                 0
    1/1/2006 to 12/31/2006                        $1.28565         $1.42492                 0
    1/1/2007 to 12/31/2007                        $1.42492         $1.49464                 0

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
                                               Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    1/6/2003* to 12/31/2003                          $1.01518         $1.19388          83,241
    1/1/2004 to 12/31/2004                           $1.19388         $1.30209          83,028
    1/1/2005 to 12/31/2005                           $1.30209         $1.47863          82,811
    1/1/2006 to 12/31/2006                           $1.47863         $1.44859               3
    1/1/2007 to 12/31/2007                           $1.44859         $1.64616               3
-----------------------------------------------------------------------------------------------------
SP Technology Portfolio
    1/6/2003* to 12/31/2003                          $1.03407         $1.34037               0
    1/1/2004 to 12/31/2004                           $1.34037         $1.32188               0
    1/1/2005 to 4/29/2005                            $1.32188         $1.18074               0
-----------------------------------------------------------------------------------------------------
SP International Growth Portfolio
    1/6/2003* to 12/31/2003                          $1.01151         $1.35112          12,286
    1/1/2004 to 12/31/2004                           $1.35112         $1.55290          16,814
    1/1/2005 to 12/31/2005                           $1.55290         $1.78245          16,711
    1/1/2006 to 12/31/2006                           $1.78245         $2.12789          28,781
    1/1/2007 to 12/31/2007                           $2.12789         $2.50846          47,134
-----------------------------------------------------------------------------------------------------
Evergreen Growth And Income Fund
    12/5/2003** to 12/31/2003                        $9.92203        $10.34285               0
    1/1/2004 to 12/31/2004                          $10.34285        $11.05580               0
    1/1/2005 to 4/15/2005                           $11.05580        $10.33082               0
-----------------------------------------------------------------------------------------------------
Evergreen VA Balanced Fund
    1/6/2003* to 12/31/2003                          $1.00931         $1.12625               0
    1/1/2004 to 12/31/2004                           $1.12625         $1.18087               0
    1/1/2005 to 12/31/2005                           $1.18087         $1.22619               0
    1/1/2006 to 12/31/2006                           $1.22619         $1.32838               0
    1/1/2007 to 12/31/2007                           $1.32838         $1.39750               0
-----------------------------------------------------------------------------------------------------
Evergreen VA Fundamental Large Cap Fund
    12/5/2003** to 12/31/2003                        $9.91859        $10.39784               0
    1/1/2004 to 12/31/2004                          $10.39784        $11.19868          47,339
    1/1/2005 to 12/31/2005                          $11.19868        $12.03990          47,125
    1/1/2006 to 12/31/2006                          $12.03990        $13.37882          46,827
    1/1/2007 to 12/31/2007                          $13.37882        $14.28687          45,261
-----------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    1/6/2003* to 12/31/2003                          $1.01232         $1.35076           1,339
    1/1/2004 to 12/31/2004                           $1.35076         $1.51675           7,387
    1/1/2005 to 12/31/2005                           $1.51675         $1.59343           4,538
    1/1/2006 to 12/31/2006                           $1.59343         $1.74499           4,514
    1/1/2007 to 12/31/2007                           $1.74499         $1.91089           4,794
-----------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    12/5/2003** to 12/31/2003                        $9.98995        $10.44289           1,603
    1/1/2004 to 12/31/2004                          $10.44289        $12.27702           1,655
    1/1/2005 to 12/31/2005                          $12.27702        $14.04482           1,646
    1/1/2006 to 12/31/2006                          $14.04482        $17.05947           1,638
    1/1/2007 to 12/31/2007                          $17.05947        $19.34629           1,630
-----------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    1/6/2003* to 12/31/2003                          $1.00975         $1.33662          30,970
    1/1/2004 to 12/31/2004                           $1.33662         $1.41333          67,367
    1/1/2005 to 12/31/2005                           $1.41333         $1.44748          63,869
    1/1/2006 to 12/31/2006                           $1.44748         $1.51345          63,922
    1/1/2007 to 12/31/2007                           $1.51345         $1.67096          63,492

                                                                                                    Number of
                                                                Accumulation     Accumulation      Accumulation
                                                                Unit Value at    Unit Value at Units Outstanding at
                                                             Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Values Fund
    1/6/2003* to 12/31/2003                                        $1.01278         $1.25261           8,951
    1/1/2004 to 12/31/2004                                         $1.25261         $1.48703               0
    1/1/2005 to 12/31/2005                                         $1.48703         $1.62435               0
    1/1/2006 to 12/31/2006                                         $1.62435         $1.94718               0
    1/1/2007 to 12/31/2007                                         $1.94718         $1.77588               0
-------------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99886         $9.99933               0
    1/1/2006 to 12/31/2006                                         $9.99933        $11.40838           8,696
    1/1/2007 to 12/31/2007                                        $11.40838        $12.32551           8,677
-------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005 to 12/02/2005                                       $10.09338        $11.73323               0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                                      $10.07970        $10.33229               0
    1/1/2006 to 12/31/2006                                        $10.33229        $12.36530               0
    1/1/2007 to 12/31/2007                                        $12.36530        $11.75873               0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                                      $10.05481        $10.28681               0
    1/1/2006 to 12/31/2006                                        $10.28681        $11.89718           1,939
    1/1/2007 to 12/31/2007                                        $11.89718        $12.33375           1,934
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Growth + Value Portfolio
    3/14/2005 to 12/02/2005                                       $10.05009        $11.34495               0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                                      $10.04988        $10.42169               0
    1/1/2006 to 12/31/2006                                        $10.42169        $11.57321               0
    1/1/2007 to 12/31/2007                                        $11.57321        $11.65038               0
-------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                                      $10.06658        $10.35426               0
    1/1/2006 to 12/31/2006                                        $10.35426        $11.93304               0
    1/1/2007 to 12/31/2007                                        $11.93304        $11.75498               0
-------------------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 formerly, AST American Century Strategic Balanced Portfolio
    3/14/2005* to 12/31/2005                                      $10.04202        $10.33700           1,075
    1/1/2006 to 12/31/2006                                        $10.33700        $11.18026           1,080
    1/1/2007 to 12/31/2007                                        $11.18026        $12.00848           1,084
-------------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99886        $10.01933               0
    1/1/2006 to 12/31/2006                                        $10.01933        $11.04402               0
    1/1/2007 to 12/31/2007                                        $11.04402        $11.89376               0
-------------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99886        $10.00933               0
    1/1/2006 to 12/31/2006                                        $10.00933        $11.22130          31,301
    1/1/2007 to 12/31/2007                                        $11.22130        $12.14221          20,269
-------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                                      $10.14710        $12.04155               0
    1/1/2006 to 12/31/2006                                        $12.04155        $16.23834               0
    1/1/2007 to 12/31/2007                                        $16.23834        $12.82033               0
-------------------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99886        $10.02932               0
    1/1/2006 to 12/31/2006                                        $10.02932        $10.93553           1,030
    1/1/2007 to 12/31/2007                                        $10.93553        $11.76251           6,238

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST DeAm Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.08492        $10.73678              0
    1/1/2006 to 12/31/2006                           $10.73678        $12.88954              0
    1/1/2007 to 12/31/2007                           $12.88954        $12.86054              0
------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 formerly, AST DeAm Small-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.01133        $10.33264              0
    1/1/2006 to 12/31/2006                           $10.33264        $10.98080              0
    1/1/2007 to 12/31/2007                           $10.98080        $12.85490              0
------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.04570        $10.03757              0
    1/1/2006 to 12/31/2006                           $10.03757        $11.87455              0
    1/1/2007 to 12/31/2007                           $11.87455         $9.62921              0
------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                          $9.99886        $10.98052              0
    1/1/2006 to 12/31/2006                           $10.98052        $12.22751              0
    1/1/2007 to 12/31/2007                           $12.22751        $13.40975              0
------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
 formerly, AST Global Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.01541        $10.64464              0
    1/1/2006 to 12/31/2006                           $10.64464        $11.66754              0
    1/1/2007 to 12/31/2007                           $11.66754        $11.72906              0
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.03302        $10.78065              0
    1/1/2006 to 12/31/2006                           $10.78065        $11.69442              0
    1/1/2007 to 12/31/2007                           $11.69442        $13.14587              0
------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                          $9.97681         $9.87825              0
    1/1/2006 to 12/31/2006                            $9.87825        $10.75063              0
    1/1/2007 to 12/31/2007                           $10.75063        $10.86456              0
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                          $9.99886        $10.60000            532
    1/1/2006 to 12/31/2006                           $10.60000        $11.11019            527
    1/1/2007 to 12/31/2007                           $11.11019        $13.07586            545
------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    3/14/2005* to 12/31/2005                          $9.91389        $10.67460              0
    1/1/2006 to 12/31/2006                           $10.67460        $12.92733              0
    1/1/2007 to 12/31/2007                           $12.92733        $13.95132              0
------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.07726        $10.57804              0
    1/1/2006 to 12/31/2006                           $10.57804        $12.35800              0
    1/1/2007 to 12/31/2007                           $12.35800        $11.82253              0
------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    3/14/2005* to 12/31/2005                          $9.99886         $9.96977              0
    1/1/2006 to 12/31/2006                            $9.96977        $10.79596              0
    1/1/2007 to 12/31/2007                           $10.79596        $11.29424              0
------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.12625        $10.92526          1,051
    1/1/2006 to 12/31/2006                           $10.92526        $11.55444          3,343
    1/1/2007 to 12/31/2007                           $11.55444        $13.09923          3,382

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
                                                 Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                           $9.96626        $10.49866              0
    1/1/2006 to 12/31/2006                            $10.49866        $12.87030              0
    1/1/2007 to 12/31/2007                            $12.87030        $13.88494              0
-------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                          $10.03693        $10.78089              0
    1/1/2006 to 12/31/2006                            $10.78089        $11.65979              0
    1/1/2007 to 12/31/2007                            $11.65979        $13.23519              0
-------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                          $10.06503        $10.37369              0
    1/1/2006 to 12/31/2006                            $10.37369        $11.68807              0
    1/1/2007 to 12/31/2007                            $11.68807        $11.84309              0
-------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                          $10.05576        $11.35869              0
    1/1/2006 to 12/31/2006                            $11.35869        $12.77698          1,706
    1/1/2007 to 12/31/2007                            $12.77698        $15.39741          1,701
-------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                          $10.02196        $10.90682              0
    1/1/2006 to 12/31/2006                            $10.90682        $11.91306              0
    1/1/2007 to 12/31/2007                            $11.91306        $12.12014              0
-------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                           $9.99886        $10.07733              0
    1/1/2006 to 12/31/2006                            $10.07733        $10.31847              0
    1/1/2007 to 12/31/2007                            $10.31847        $10.86715              0
-------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                           $9.99886        $10.03931              0
    1/1/2006 to 12/31/2006                            $10.03931        $10.68916              0
    1/1/2007 to 12/31/2007                            $10.68916        $11.45988              0
-------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                          $10.04866        $10.66828              0
    1/1/2006 to 12/31/2006                            $10.66828        $12.63027              0
    1/1/2007 to 12/31/2007                            $12.63027        $11.75648              0
-------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                          $10.02867        $10.37610              0
    1/1/2006 to 12/31/2006                            $10.37610        $11.51159          2,022
    1/1/2007 to 12/31/2007                            $11.51159        $12.06970          2,019
-------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                           $9.94939         $9.46839              0
    1/1/2006 to 12/31/2006                             $9.46839         $9.92364              0
    1/1/2007 to 12/31/2007                             $9.92364        $10.72994              0
-------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                          $10.00286        $11.76236              0
    1/1/2006 to 12/31/2006                            $11.76236        $13.44068          3,436
    1/1/2007 to 12/31/2007                            $13.44068        $18.62348          1,558
-------------------------------------------------------------------------------------------------------
Gartmore NVIT Developing Markets Fund
 formerly, Gartmore GVIT Developing Markets Fund
    3/14/2005* to 12/31/2005                           $9.88103        $12.08600              0
    1/1/2006 to 12/31/2006                            $12.08600        $16.04073              0
    1/1/2007 to 12/31/2007                            $16.04073        $22.70075              0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
                                                        Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio - Service Shares
    1/6/2003* to 12/31/2003                                  $1.02245         $1.24622             0
    1/1/2004 to 12/31/2004                                   $1.24622         $1.28061             0
    1/1/2005 to 12/31/2005                                   $1.28061         $1.31370             0
    1/1/2006 to 12/31/2006                                   $1.31370         $1.43985             0
    1/1/2007 to 12/31/2007                                   $1.43985         $1.62992             0
--------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                $9.99886         $9.98290             0

 *  Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                          Pruco Life Insurance Company
                                   PROSPECTUS

   ACCUMULATION UNIT VALUES: (Contract w Credit, HDV, and Lifetime Five 2.60)

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
Jennison Portfolio
    3/14/2005 to 12/31/2005                          $10.06129        $11.73220            0
    1/1/2006 to 12/31/2006                           $11.73220        $11.64007            0
    1/1/2007 to 12/31/2007                           $11.64007        $12.70471            0
------------------------------------------------------------------------------------------------------
Prudential Equity Portfolio
    3/14/2005 to 12/31/2005                          $10.04766        $11.02297            0
    1/1/2006 to 12/31/2006                           $11.02297        $12.09475            0
    1/1/2007 to 12/31/2007                           $12.09475        $12.88570            0
------------------------------------------------------------------------------------------------------
Prudential Global Portfolio
    3/14/2005 to 12/31/2005                           $9.98583        $11.25921            0
    1/1/2006 to 12/31/2006                           $11.25921        $13.13104            0
    1/1/2007 to 12/31/2007                           $13.13104        $14.13728            0
------------------------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    3/14/2005 to 12/31/2005                           $9.99976        $10.04005            0
    1/1/2006 to 12/31/2006                           $10.04005        $10.25107            0
    1/1/2007 to 12/31/2007                           $10.25107        $10.49516            0
------------------------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    3/14/2005 to 12/31/2005                          $10.05581        $10.30897            0
    1/1/2006 to 12/31/2006                           $10.30897        $11.61033            0
    1/1/2007 to 12/31/2007                           $11.61033        $11.89138            0
------------------------------------------------------------------------------------------------------
Prudential Value Portfolio
    3/14/2005 to 12/31/2005                          $10.03716        $11.18056            0
    1/1/2006 to 12/31/2006                           $11.18056        $13.07076            0
    1/1/2007 to 12/31/2007                           $13.07076        $13.14391            0
------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    3/14/2005 to 12/31/2005                          $10.03156        $10.90725            0
    1/1/2006 to 12/31/2006                           $10.90725        $12.14908            0
    1/1/2007 to 12/31/2007                           $12.14908        $12.92875            0
------------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    3/14/2005 to 4/29/2005                           $10.06851         $9.47818            0

                                                                                   Number of
                                               Accumulation     Accumulation      Accumulation
                                               Unit Value at    Unit Value at Units Outstanding at
                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    3/14/2005 to 12/31/2005                      $10.02484        $10.16588                0
    1/1/2006 to 12/31/2006                       $10.16588        $11.49937                0
    1/1/2007 to 12/31/2007                       $11.49937        $12.08325                0
--------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    3/14/2005 to 12/31/2005                      $10.02984        $12.04891                0
    1/1/2006 to 12/31/2006                       $12.04891        $12.43868                0
    1/1/2007 to 12/31/2007                       $12.43868        $13.11695                0
--------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    3/14/2005 to 12/31/2005                      $10.01681        $10.60008        2,803,554
    1/1/2006 to 12/31/2006                       $10.60008        $11.43660        2,710,795
    1/1/2007 to 12/31/2007                       $11.43660        $12.18727        2,467,615
--------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    3/14/2005 to 12/31/2005                      $10.00686        $10.42969          699,364
    1/1/2006 to 12/31/2006                       $10.42969        $11.04731          718,462
    1/1/2007 to 12/31/2007                       $11.04731        $11.77663          709,270
--------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    3/14/2005 to 12/31/2005                      $10.02477        $10.55480                0
    1/1/2006 to 12/31/2006                       $10.55480        $11.83364                0
    1/1/2007 to 12/31/2007                       $11.83364        $12.06060                0
--------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    3/14/2005 to 12/31/2005                      $10.05698        $10.43562                0
    1/1/2006 to 12/31/2006                       $10.43562        $11.65712                0
    1/1/2007 to 12/31/2007                       $11.65712        $10.94813                0
--------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    3/14/2005 to 12/31/2005                      $10.02869        $10.76609        3,674,148
    1/1/2006 to 12/31/2006                       $10.76609        $11.84613        3,563,629
    1/1/2007 to 12/31/2007                       $11.84613        $12.60979        3,137,227
--------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    3/14/2005 to 12/31/2005                      $10.07548        $10.41036                0
    1/1/2006 to 12/31/2006                       $10.41036        $12.02174                0
    1/1/2007 to 12/31/2007                       $12.02174        $11.38440                0
--------------------------------------------------------------------------------------------------
SP International Value Portfolio
    3/14/2005 to 12/31/2005                       $9.91187        $10.59302                0
    1/1/2006 to 12/31/2006                       $10.59302        $13.32951                0
    1/1/2007 to 12/31/2007                       $13.32951        $15.33920                0
--------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    3/14/2005 to 4/29/2005                       $10.05569         $9.59841                0
--------------------------------------------------------------------------------------------------
SP Mid Cap Growth Portfolio
    3/14/2005 to 12/31/2005                      $10.02797        $10.62046                0
    1/1/2006 to 12/31/2006                       $10.62046        $10.15083                0
    1/1/2007 to 12/31/2007                       $10.15083        $11.49573                0
--------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    3/14/2005 to 12/31/2005                       $9.98863        $10.06754                0
    1/1/2006 to 12/31/2006                       $10.06754        $10.74615                0
    1/1/2007 to 12/31/2007                       $10.74615        $10.87019                0
--------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    3/14/2005 to 12/31/2005                       $9.99789        $10.09857                0
    1/1/2006 to 12/31/2006                       $10.09857        $10.20537                0
    1/1/2007 to 12/31/2007                       $10.20537        $10.88457                0

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
                                               Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    3/14/2005 to 12/31/2005                         $10.03548        $11.66658             0
    1/1/2006 to 12/31/2006                          $11.66658        $12.46174             0
    1/1/2007 to 12/31/2007                          $12.46174        $14.18639             0
-----------------------------------------------------------------------------------------------------
SP Small Cap Growth Portfolio
    3/14/2005 to 12/31/2005                         $10.03010        $10.44213             0
    1/1/2006 to 12/31/2006                          $10.44213        $11.43885             0
    1/1/2007 to 12/31/2007                          $11.43885        $11.85736             0
-----------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    3/14/2005 to 12/31/2005                         $10.07330        $11.90839             0
    1/1/2006 to 12/31/2006                          $11.90839        $11.53055             0
    1/1/2007 to 12/31/2007                          $11.53055        $12.94956             0
-----------------------------------------------------------------------------------------------------
SP Technology Portfolio
    3/14/2005 to 4/29/2005                          $10.04283         $9.58487             0
-----------------------------------------------------------------------------------------------------
SP International Growth Portfolio
    3/14/2005 to 12/31/2005                          $9.92605        $11.22029             0
    1/1/2006 to 12/31/2006                          $11.22029        $13.23866             0
    1/1/2007 to 12/31/2007                          $13.23866        $15.42320             0
-----------------------------------------------------------------------------------------------------
Evergreen Growth And Income Fund
    3/14/2005 to 4/15/2005                                 --               --            --
-----------------------------------------------------------------------------------------------------
Evergreen VA Balanced Fund
    3/14/2005 to 12/31/2005                                --               --            --
    1/1/2006 to 12/31/2006                                 --               --            --
    1/1/2007 to 12/31/2007                                 --               --            --
-----------------------------------------------------------------------------------------------------
Evergreen VA Fundamental Large Cap Fund
    3/14/2005 to 12/31/2005                                --               --            --
    1/1/2006 to 12/31/2006                                 --               --            --
    1/1/2007 to 12/31/2007                                 --               --            --
-----------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    3/14/2005 to 12/31/2005                                --               --            --
    1/1/2006 to 12/31/2006                                 --               --            --
    1/1/2007 to 12/31/2007                                 --               --            --
-----------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    3/14/2005 to 12/31/2005                                --               --            --
    1/1/2006 to 12/31/2006                                 --               --            --
    1/1/2007 to 12/31/2007                                 --               --            --
-----------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    3/14/2005 to 12/31/2005                                --               --            --
    1/1/2006 to 12/31/2006                                 --               --            --
    1/1/2007 to 12/31/2007                                 --               --            --
-----------------------------------------------------------------------------------------------------
Evergreen VA Special Values Fund
    3/14/2005 to 12/31/2005                                --               --            --
    1/1/2006 to 12/31/2006                                 --               --            --
    1/1/2007 to 12/31/2007                                 --               --            --
-----------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                         $9.99789         $9.99030             0
    1/1/2006 to 12/31/2006                           $9.99030        $11.26518             0
    1/1/2007 to 12/31/2007                          $11.26518        $12.02763             0
-----------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005 to 12/02/2005                         $10.09241        $11.63321             0

                                                                                                    Number of
                                                                Accumulation     Accumulation      Accumulation
                                                                Unit Value at    Unit Value at Units Outstanding at
                                                             Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                                      $10.07873        $10.23479                 0
    1/1/2006 to 12/31/2006                                        $10.23479        $12.10594                 0
    1/1/2007 to 12/31/2007                                        $12.10594        $11.37667                 0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                                      $10.05384        $10.18979                 0
    1/1/2006 to 12/31/2006                                        $10.18979        $11.64751                 0
    1/1/2007 to 12/31/2007                                        $11.64751        $11.93286                 0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Growth + Value Portfolio
    3/14/2005 to 12/02/2005                                       $10.04912        $11.24827                 0
-------------------------------------------------------------------------------------------------------------------
AST Alliance Bernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                                      $10.04891        $10.32343                 0
    1/1/2006 to 12/31/2006                                        $10.32343        $11.33031                 0
    1/1/2007 to 12/31/2007                                        $11.33031        $11.27163                 0
-------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                                      $10.06561        $10.25648                 0
    1/1/2006 to 12/31/2006                                        $10.25648        $11.68252                 0
    1/1/2007 to 12/31/2007                                        $11.68252        $11.37272                 0
-------------------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 formerly, AST American Century Strategic Balanced Portfolio
    3/14/2005* to 12/31/2005                                      $10.04106        $10.23948                 0
    1/1/2006 to 12/31/2006                                        $10.23948        $10.94561                 0
    1/1/2007 to 12/31/2007                                        $10.94561        $11.61823           113,579
-------------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99789        $10.01025           329,867
    1/1/2006 to 12/31/2006                                        $10.01025        $10.90518         4,050,210
    1/1/2007 to 12/31/2007                                        $10.90518        $11.60597         7,210,180
-------------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99789        $10.00027           264,281
    1/1/2006 to 12/31/2006                                        $10.00027        $11.08024         6,134,343
    1/1/2007 to 12/31/2007                                        $11.08024        $11.84864        12,899,751
-------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                                      $10.14613        $11.92816                 0
    1/1/2006 to 12/31/2006                                        $11.92816        $15.89804                 0
    1/1/2007 to 12/31/2007                                        $15.89804        $12.40393                 0
-------------------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                       $9.99789        $10.02023            14,495
    1/1/2006 to 12/31/2006                                        $10.02023        $10.79817           782,409
    1/1/2007 to 12/31/2007                                        $10.79817        $11.47812         1,946,525
-------------------------------------------------------------------------------------------------------------------
AST DeAm Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                                      $10.08395        $10.63555                 0
    1/1/2006 to 12/31/2006                                        $10.63555        $12.61910                 0
    1/1/2007 to 12/31/2007                                        $12.61910        $12.44257                 0
-------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 formerly, AST DeAm Small-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                                      $10.01036        $10.23522                 0
    1/1/2006 to 12/31/2006                                        $10.23522        $10.75030                 0
    1/1/2007 to 12/31/2007                                        $10.75030        $12.43714                 0
-------------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                                      $10.04473         $9.94281                 0
    1/1/2006 to 12/31/2006                                         $9.94281        $11.62528                 0
    1/1/2007 to 12/31/2007                                        $11.62528         $9.31608                 0

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                          $9.99789        $10.87710               0
    1/1/2006 to 12/31/2006                           $10.87710        $11.97093               0
    1/1/2007 to 12/31/2007                           $11.97093        $12.97394               0
------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
 formerly, AST Global Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.01445        $10.54432               0
    1/1/2006 to 12/31/2006                           $10.54432        $11.42284               0
    1/1/2007 to 12/31/2007                           $11.42284        $11.34807         172,983
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.03205        $10.67907               0
    1/1/2006 to 12/31/2006                           $10.67907        $11.44914               0
    1/1/2007 to 12/31/2007                           $11.44914        $12.71869               0
------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                          $9.97584         $9.78498               0
    1/1/2006 to 12/31/2006                            $9.78498        $10.52499               0
    1/1/2007 to 12/31/2007                           $10.52499        $10.51148               0
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                          $9.99789        $10.50002               0
    1/1/2006 to 12/31/2006                           $10.50002        $10.87698               0
    1/1/2007 to 12/31/2007                           $10.87698        $12.65087               0
------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    3/14/2005* to 12/31/2005                          $9.91292        $10.57386               0
    1/1/2006 to 12/31/2006                           $10.57386        $12.65607               0
    1/1/2007 to 12/31/2007                           $12.65607        $13.49800               0
------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.07630        $10.47827               0
    1/1/2006 to 12/31/2006                           $10.47827        $12.09868               0
    1/1/2007 to 12/31/2007                           $12.09868        $11.43824               0
------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    3/14/2005* to 12/31/2005                          $9.99789         $9.87561               0
    1/1/2006 to 12/31/2006                            $9.87561        $10.56925               0
    1/1/2007 to 12/31/2007                           $10.56925        $10.92701               0
------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.12528        $10.82204               0
    1/1/2006 to 12/31/2006                           $10.82204        $11.31183               0
    1/1/2007 to 12/31/2007                           $11.31183        $12.67336               0
------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                          $9.96529        $10.39968               0
    1/1/2006 to 12/31/2006                           $10.39968        $12.60029               0
    1/1/2007 to 12/31/2007                           $12.60029        $13.43376               0
------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.03596        $10.67928               0
    1/1/2006 to 12/31/2006                           $10.67928        $11.41513               0
    1/1/2007 to 12/31/2007                           $11.41513        $12.80513               0
------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.06406        $10.27587               0
    1/1/2006 to 12/31/2006                           $10.27587        $11.44280               0
    1/1/2007 to 12/31/2007                           $11.44280        $11.45816               0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
                                                        Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                                 $10.05479        $11.25162                0
    1/1/2006 to 12/31/2006                                   $11.25162        $12.50869                0
    1/1/2007 to 12/31/2007                                   $12.50869        $14.89685                0
--------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                                 $10.02100        $10.80397                0
    1/1/2006 to 12/31/2006                                   $10.80397        $11.66305                0
    1/1/2007 to 12/31/2007                                   $11.66305        $11.72616                0
--------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                                  $9.99789         $9.98223                0
    1/1/2006 to 12/31/2006                                    $9.98223        $10.10175                0
    1/1/2007 to 12/31/2007                                   $10.10175        $10.51371                0
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                  $9.99789        $10.03022                0
    1/1/2006 to 12/31/2006                                   $10.03022        $10.55495          166,747
    1/1/2007 to 12/31/2007                                   $10.55495        $11.18302          772,514
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                                 $10.04770        $10.56766                0
    1/1/2006 to 12/31/2006                                   $10.56766        $12.36528                0
    1/1/2007 to 12/31/2007                                   $12.36528        $11.37429                0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                                 $10.02771        $10.27832                0
    1/1/2006 to 12/31/2006                                   $10.27832        $11.27006           29,105
    1/1/2007 to 12/31/2007                                   $11.27006        $11.67732        1,552,226
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                                  $9.94843         $9.37907                0
    1/1/2006 to 12/31/2006                                    $9.37907         $9.71544                0
    1/1/2007 to 12/31/2007                                    $9.71544        $10.38123                0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                                 $10.00189        $11.65151                0
    1/1/2006 to 12/31/2006                                   $11.65151        $13.15868                0
    1/1/2007 to 12/31/2007                                   $13.15868        $18.01835                0
--------------------------------------------------------------------------------------------------------------
Gartmore NVIT Developing Markets Fund
 formerly, Gartmore GVIT Developing Markets Fund
    3/14/2005* to 12/31/2005                                  $9.88006        $11.97195                0
    1/1/2006 to 12/31/2006                                   $11.97195        $15.70405                0
    1/1/2007 to 12/31/2007                                   $15.70405        $21.96321                0
--------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio - Service Shares
    3/14/2005 to 12/31/2005                                  $10.04383        $10.31860                0
    1/1/2006 to 12/31/2006                                   $10.31860        $11.17733                0
    1/1/2007 to 12/31/2007                                   $11.17733        $12.50435                0
--------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                 $9.99789         $9.96843                0

 *  Denotes the start date of these sub-accounts

       APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

 Within the Strategic Partners/SM/ family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company (in New York, by Pruco Life Insurance Company of New Jersey). Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

 Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

 The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

 Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:
..   Your age;
..   The amount of your investment and any planned future deposits into the annuity;
..   How long you intend to hold the annuity (also referred to as investment time horizon);
..   Your desire to make withdrawals from the annuity;
..   Your investment return objectives;
..   The effect of optional benefits that may be elected; and
..   Your desire to minimize costs and/or maximize return associated with the annuity.

 The following chart sets forth the prominent features of each Strategic Partners variable annuity. Please note that Strategic Partners Advisor and Strategic Partners Select are no longer offered. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.

 In addition to the chart, we set out below certain hypothetical illustrations that reflect the Contract Value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:
..   Strategic Partners FlexElite 2 offers both an array of optional benefits as well as the "liquidity" to surrender the annuity without any withdrawal charge after three contract years have passed. FlexElite 2 also is unique in offering an optional persistency bonus (which, if taken, extends the withdrawal charge period).
..   Strategic Partners Annuity One 3/Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your Purchase Payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.

 STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.


                                           Strategic Partners
                                            Flexelite 2 /1/
-----------------------------------------------------------------------------------------
Minimum Investment                                  $10,000
-----------------------------------------------------------------------------------------
Maximum Issue Age                                   85 Qualified & Non-Qualified
-----------------------------------------------------------------------------------------
Withdrawal Charge Schedule                          3 Years
                                                    (7%, 7%, 7%) Contract date based

-----------------------------------------------------------------------------------------
Annual Charge-Free Withdrawal /2/                   10% of gross Purchase Payments
                                                    made as of last contract
                                                    anniversary per contract year
-----------------------------------------------------------------------------------------
Insurance and Administration                        1.65%
 Charge
-----------------------------------------------------------------------------------------
Contract Maintenance Fee                            The lesser of $50 or 2% of your
 (assessed annually)                                Contract Value. Waived if contract
                                                    value is $100,000 or more
-----------------------------------------------------------------------------------------
Contract Credit                                     Yes
                                                    1% credit option at end of 3rd and
                                                    6th contract years. Election results
                                                    in a new 3 year withdrawal charge
-----------------------------------------------------------------------------------------
Fixed Rate Account                                  Yes
                                                    1-Year
-----------------------------------------------------------------------------------------
Market Value Adjustment Account                     Yes
 (MVA)                                              1-10 Years
-----------------------------------------------------------------------------------------
Enhanced Dollar Cost Averaging                      Yes
 (DCA)
-----------------------------------------------------------------------------------------
Variable Investment Options                         As indicated in prospectus
 Available
-----------------------------------------------------------------------------------------
Evergreen Funds                                     N/A

-----------------------------------------------------------------------------------------
Base Death benefit:                                 The greater of: purchase
                                                    payment(s) minus proportionate
                                                    withdrawal(s) or Contract Value
-----------------------------------------------------------------------------------------

                                         Strategic Partners
                                         Annuity One 3/Plus
                                            3 Non Bonus
--------------------------------------------------------------------------------------
Minimum Investment                                  $10,000
--------------------------------------------------------------------------------------
Maximum Issue Age                                   85 Qualified & Non-Qualified
--------------------------------------------------------------------------------------
Withdrawal Charge Schedule                          7 Years
                                                    (7%, 6%, 5%, 4%, 3%, 2%, 1%)
                                                    Payment date based
--------------------------------------------------------------------------------------
Annual Charge-Free Withdrawal /2/                   10% of gross Purchase Payments
                                                    made as of last contract
                                                    anniversary per contract year
--------------------------------------------------------------------------------------
Insurance and Administration                        1.40%
 Charge
--------------------------------------------------------------------------------------
Contract Maintenance Fee                            The lesser of $35 or 2% of your
 (assessed annually)                                Contract Value. Waived if
                                                    Contract Value is $75,000 or more
--------------------------------------------------------------------------------------
Contract Credit                                     No



--------------------------------------------------------------------------------------
Fixed Rate Account                                  Yes
                                                    1-Year
--------------------------------------------------------------------------------------
Market Value Adjustment Account                     Yes
 (MVA)                                              1-10 Years
--------------------------------------------------------------------------------------
Enhanced Dollar Cost Averaging                      Yes
 (DCA)
--------------------------------------------------------------------------------------
Variable Investment Options                         As indicated in prospectus
 Available
--------------------------------------------------------------------------------------
Evergreen Funds                                     6-available in Strategic Partners
                                                    Plus 3 only
--------------------------------------------------------------------------------------
Base Death benefit:                                 The greater of: purchase
                                                    payment(s) minus proportionate
                                                    withdrawal(s) or Contract Value
--------------------------------------------------------------------------------------

                                         Strategic Partners
                                         Annuity One 3/Plus
                                              3 Bonus
-------------------------------------------------------------------------------------
Minimum Investment                                  $10,000
-------------------------------------------------------------------------------------
Maximum Issue Age                                   85 Qualified & Non-Qualified
-------------------------------------------------------------------------------------
Withdrawal Charge Schedule                          7 Years
                                                    (8%, 8%, 8%, 8%, 7%, 6%, 5%)
                                                    Payment date based
-------------------------------------------------------------------------------------
Annual Charge-Free Withdrawal /2/                   10% of gross Purchase Payments
                                                    made as of last contract
                                                    anniversary per contract year
-------------------------------------------------------------------------------------
Insurance and Administration                        1.50%
 Charge
-------------------------------------------------------------------------------------
Contract Maintenance Fee                            The lesser of $35 or 2% of your
 (assessed annually)                                Contract Value. Waived if
                                                    Contract Value is $75,000 or more
-------------------------------------------------------------------------------------
Contract Credit                                     Yes
                                                    3%-all amounts ages 81-85 4%-
                                                    under $250,000 5%-$250,000-
                                                    $999,999 6%-$1,000,000+
-------------------------------------------------------------------------------------
Fixed Rate Account                                  Yes /3/
                                                    1-Year
-------------------------------------------------------------------------------------
Market Value Adjustment Account                     Yes
 (MVA)                                              1-10 Years
-------------------------------------------------------------------------------------
Enhanced Dollar Cost Averaging                      Yes
 (DCA)
-------------------------------------------------------------------------------------
Variable Investment Options                         56/62
 Available
-------------------------------------------------------------------------------------
Evergreen Funds                                     6-available in Strategic Partners
                                                    Plus 3 only
-------------------------------------------------------------------------------------
Base Death benefit:                                 The greater of: purchase
                                                    payment(s) minus proportionate
                                                    withdrawal(s) or Contract Value
-------------------------------------------------------------------------------------

 1 This column depicts features of the version of Strategic Partners FlexElite sold on or after May 1, 2003 or upon subsequent state approval. In one state, Pruco Life continues to sell a prior version of the contract. Under that version, the charge for the base death benefit is 1.60%, rather than 1.65%. The prior version also differs in certain other respects (e.g., availability of optional benefits). The values illustrated below are based on the 1.65% charge, and therefore are slightly lower than if the 1.60% charge were used.
 2 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a 10% federal income tax penalty.
 3 May offer lower interest rates for the fixed rate options than the interest rates offered in the contracts without credit.


                                           Strategic Partners
                                            Flexelite 2 /1/
----------------------------------------------------------------------------------------
Optional Death benefit (for an                       Step-Up
 additional cost) /4,5/                              Roll-Up Combo: Step/Roll
                                                     Highest Daily Value (HDV)
                                                     Earnings Appreciator benefit
                                                     (EAB)
----------------------------------------------------------------------------------------
Contract Maintenance Fee                             The lesser of $50 or 2% of your
 (assessed annually)                                 Contract Value. Waived if contract
                                                     value is $100,000 or more
----------------------------------------------------------------------------------------
Living benefits (for an additional                   Lifetime Five (LT5) Spousal
 cost) /5,6/                                         Lifetime Five (SLT5)
                                                     Highest Daily Lifetime Five
                                                     (HDLT5)
                                                     Highest Daily Lifetime Seven
                                                     (HDLT7)
                                                     Spousal Highest Daily Lifetime
                                                     Seven (SHDLT7)
                                                     Guaranteed Minimum Income
                                                     benefit (GMIB)
                                                     Income Appreciator benefit (IAB)
----------------------------------------------------------------------------------------

                                          Strategic Partners
                                          Annuity One 3/Plus
                                             3 Non Bonus
---------------------------------------------------------------------------------------
Optional Death benefit (for an                       Step-Up
 additional cost) /4,5/                              Roll-Up Combo: Step/Roll
                                                     Highest Daily Value (HDV)
                                                     Earnings Appreciator benefit
                                                     (EAB)
---------------------------------------------------------------------------------------
Contract Maintenance Fee                             The lesser of $35 or 2% of your
 (assessed annually)                                 Contract Value. Waived if
                                                     Contract Value is $75,000 or more
---------------------------------------------------------------------------------------
Living benefits (for an additional                   Lifetime Five (LT5)
 cost) /5,6/                                         Spousal Lifetime Five (SLT5)
                                                     Highest Daily Lifetime Five
                                                     (HDLT5)
                                                     Highest Daily Lifetime Seven
                                                     (HDLT7)
                                                     Spousal Highest Daily Lifetime
                                                     Seven (SHDLT7)
                                                     Guaranteed Minimum Income
                                                     benefit (GMIB)
                                                     Income Appreciator benefit (IAB)
---------------------------------------------------------------------------------------

                                          Strategic Partners
                                          Annuity One 3/Plus
                                               3 Bonus
--------------------------------------------------------------------------------------
Optional Death benefit (for an                       Step-Up
 additional cost) /4,5/                              Roll-Up Combo: Step/Roll
                                                     Highest Daily Value (HDV)
                                                     Earnings Appreciator benefit
                                                     (EAB)
--------------------------------------------------------------------------------------
Contract Maintenance Fee                             The lesser of $35 or 2% of your
 (assessed annually)                                 Contract Value. Waived if
                                                     Contract Value is $75,000 or more
--------------------------------------------------------------------------------------
Living benefits (for an additional                   Lifetime Five (LT5)
 cost) /5,6/                                         Spousal Lifetime Five (SLT5)
                                                     Highest Daily Lifetime Five
                                                     (HDLT5)
                                                     Highest Daily Lifetime Seven
                                                     (HDLT7)
                                                     Spousal Highest Daily Lifetime
                                                     Seven (SHDLT7)
                                                     Guaranteed Minimum Income
                                                     benefit (GMIB)
                                                     Income Appreciator benefit (IAB)
--------------------------------------------------------------------------------------

 1 This column depicts features of the version of Strategic Partners FlexElite sold on or after May 1, 2003 or upon subsequent state approval. In one state, Pruco Life continues to sell a prior version of the contract. Under that version, the charge for the base death benefit is 1.60%, rather than 1.65%. The prior version also differs in certain other respects (e.g., availability of optional benefits). The values illustrated below are based on the 1.65% charge, and therefore are slightly lower than if the 1.60% charge were used.
 4 For more information on these benefits, refer to section 4, "What Is The Death benefit?" in the Prospectus.
 5  Not all Optional benefits may be available in all states.
 6 For more information on these benefits, refer to section 3, "What Kind of Payments Will I Receive During The Income Phase?"; section 5, "What are The Lifetime Withdrawal Benefits?"; (discussing Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, and Spousal Highest Daily Lifetime Seven) and section 6, "What Is The Income Appreciator benefit?" in the Prospectus.

 HYPOTHETICAL ILLUSTRATION

 The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:
..   An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% and 10% respectively.
..   No subsequent deposits or withdrawals are made to/from the contract.
..   The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2007) and the charges that are deducted from the contract at the Separate Account level as follows:
..   0.94% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table. Please note that because the SP Aggressive Growth Asset Allocation Portfolio, the SP Balanced Asset Allocation Portfolio, the SP Conservative Asset Allocation Portfolio, and the SP Growth Asset Allocation Portfolio generally were closed to investors in 2005, the fees for such portfolios are not reflected in the above-mentioned average.
..   The Separate Account level charges include the Insurance Charge and
    Administration Charge (as applicable).

 The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).

 0% GROSS RATE OF RETURN

           SP FLEX ELITE II      SPAO 3 NON BONUS        SPAO 3 BONUS
          ALL YEARS  -2.57%     ALL YEARS  -2.30%     ALL YEARS  -2.40%
          --------- ---------   --------- ---------   --------- ---------
          CONTRACT  SURRENDER   CONTRACT  SURRENDER   CONTRACT  SURRENDER
      YR    VALUE     VALUE       VALUE     VALUE       VALUE     VALUE
      --  --------- ---------   --------- ---------   --------- ---------
       1   $97,467   $91,344     $97,707   $91,567    $101,516   $94,194
       2   $94,944   $88,997     $95,461   $90,333    $ 99,084   $91,957
       3   $92,484   $86,709     $93,266   $89,102    $ 96,710   $89,773
       4   $90,086   $90,086     $91,122   $87,876    $ 94,394   $87,642
       5   $87,750   $87,750     $89,027   $86,656    $ 92,133   $86,383
       6   $85,473   $85,473     $86,980   $85,440    $ 89,926   $85,130
       7   $83,254   $83,254     $84,980   $84,230    $ 87,772   $83,883
       8   $81,091   $81,091     $83,026   $83,026    $ 85,669   $85,669
       9   $78,983   $78,983     $81,117   $81,117    $ 83,617   $83,617
      10   $76,928   $76,928     $79,252   $79,252    $ 81,614   $81,614
      11   $74,926   $74,926     $77,430   $77,430    $ 79,659   $79,659
      12   $72,975   $72,975     $75,650   $75,650    $ 77,751   $77,751
      13   $71,073   $71,073     $73,911   $73,911    $ 75,888   $75,888
      14   $69,219   $69,219     $72,177   $72,177    $ 74,071   $74,071
      15   $67,413   $67,413     $70,483   $70,483    $ 72,262   $72,262
      16   $65,652   $65,652     $68,829   $68,829    $ 70,497   $70,497
      17   $63,936   $63,936     $67,212   $67,212    $ 68,774   $68,774
      18   $62,264   $62,264     $65,633   $65,633    $ 67,093   $67,093
      19   $60,634   $60,634     $64,089   $64,089    $ 65,451   $65,451
      20   $59,045   $59,045     $62,582   $62,582    $ 63,849   $63,849
      21   $57,497   $57,497     $61,109   $61,109    $ 62,286   $62,286
      22   $55,988   $55,988     $59,670   $59,670    $ 60,760   $60,760
      23   $54,518   $54,518     $58,263   $58,263    $ 59,270   $59,270
      24   $53,085   $53,085     $56,890   $56,890    $ 57,816   $57,816
      25   $51,688   $51,688     $55,548   $55,548    $ 56,397   $56,397
      -------------------------------------------------------------------

 Assumptions:

 a. $100,000 initial investment

 b. Fund Expenses = 0.94% (Evergreen Fund expenses are excluded from this average)

 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to contract anniversary

 6% GROSS RATE OF RETURN

           SP FLEX ELITE II      SPAO 3 NON BONUS        SPAO 3 BONUS
          ALL YEARS   3.27%     ALL YEARS   3.56%     ALL YEARS   3.46%
          --------- ---------   --------- ---------   --------- ---------
          CONTRACT  SURRENDER   CONTRACT  SURRENDER   CONTRACT  SURRENDER
      YR    VALUE     VALUE       VALUE     VALUE       VALUE     VALUE
      --  --------- ---------   --------- ---------   --------- ---------
       1  $103,299  $ 96,769    $103,553  $ 97,005    $107,589  $ 99,783
       2  $106,716  $ 99,947    $107,242  $101,409    $111,313  $103,209
       3  $110,247  $103,230    $111,063  $106,011    $115,165  $106,753
       4  $113,894  $113,894    $115,021  $110,820    $119,151  $110,420
       5  $117,662  $117,662    $119,119  $115,845    $123,275  $115,346
       6  $121,554  $121,554    $123,363  $121,096    $127,541  $120,489
       7  $125,575  $125,575    $127,758  $126,581    $131,955  $125,858
       8  $129,730  $129,730    $132,310  $132,310    $136,522  $136,522
       9  $134,021  $134,021    $137,024  $137,024    $141,247  $141,247
      10  $138,455  $138,455    $141,906  $141,906    $146,135  $146,135
      11  $143,035  $143,035    $146,962  $146,962    $151,193  $151,193
      12  $147,767  $147,767    $152,198  $152,198    $156,425  $156,425
      13  $152,656  $152,656    $157,621  $157,621    $161,839  $161,839
      14  $157,706  $157,706    $163,237  $163,237    $167,440  $167,440
      15  $162,923  $162,923    $169,053  $169,053    $173,235  $173,235
      16  $168,313  $168,313    $175,076  $175,076    $179,230  $179,230
      17  $173,881  $173,881    $181,314  $181,314    $185,433  $185,433
      18  $179,633  $179,633    $187,774  $187,774    $191,851  $191,851
      19  $185,576  $185,576    $194,464  $194,464    $198,491  $198,491
      20  $191,715  $191,715    $201,393  $201,393    $205,360  $205,360
      21  $198,057  $198,057    $208,568  $208,568    $212,467  $212,467
      22  $204,610  $204,610    $215,999  $215,999    $219,821  $219,821
      23  $211,378  $211,378    $223,695  $223,695    $227,428  $227,428
      24  $218,371  $218,371    $231,665  $231,665    $235,299  $235,299
      25  $225,595  $225,595    $239,919  $239,919    $243,443  $243,443
      -------------------------------------------------------------------

 Assumptions:

 a. $100,000 initial investment

 b. Fund Expenses = 0.94% (Evergreen Fund expenses are excluded from this average)

 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to contract anniversary

 10% GROSS RATE OF RETURN

           SP FLEX ELITE II      SPAO 3 NON BONUS        SPAO 3 BONUS
          ALL YEARS   7.17%     ALL YEARS   7.47%     ALL YEARS   7.37%
          --------- ---------   --------- ---------   --------- ---------
          CONTRACT  SURRENDER   CONTRACT  SURRENDER   CONTRACT  SURRENDER
      YR    VALUE     VALUE       VALUE     VALUE       VALUE     VALUE
      --  --------- ---------   --------- ---------   --------- ---------
       1  $107,186  $100,385    $107,450  $100,630    $111,638  $103,509
       2  $114,911  $107,568    $115,477  $109,150    $119,860  $111,073
       3  $123,192  $115,270    $124,105  $118,401    $128,688  $119,195
       4  $132,070  $132,070    $133,376  $128,442    $138,166  $127,915
       5  $141,588  $141,588    $143,341  $139,341    $148,342  $138,660
       6  $151,791  $151,791    $154,050  $151,169    $159,267  $150,313
       7  $162,730  $162,730    $165,559  $164,003    $170,997  $162,949
       8  $174,458  $174,458    $177,927  $177,927    $183,592  $183,592
       9  $187,030  $187,030    $191,220  $191,220    $197,113  $197,113
      10  $200,509  $200,509    $205,506  $205,506    $211,631  $211,631
      11  $214,958  $214,958    $220,860  $220,860    $227,217  $227,217
      12  $230,450  $230,450    $237,360  $237,360    $243,952  $243,952
      13  $247,057  $247,057    $255,093  $255,093    $261,919  $261,919
      14  $264,862  $264,862    $274,151  $274,151    $281,210  $281,210
      15  $283,949  $283,949    $294,633  $294,633    $301,921  $301,921
      16  $304,412  $304,412    $316,644  $316,644    $324,158  $324,158
      17  $326,350  $326,350    $340,301  $340,301    $348,032  $348,032
      18  $349,869  $349,869    $365,724  $365,724    $373,665  $373,665
      19  $375,083  $375,083    $393,048  $393,048    $401,186  $401,186
      20  $402,114  $402,114    $422,412  $422,412    $430,733  $430,733
      21  $431,092  $431,092    $453,970  $453,970    $462,457  $462,457
      22  $462,160  $462,160    $487,886  $487,886    $496,517  $496,517
      23  $495,466  $495,466    $524,336  $524,336    $533,086  $533,086
      24  $531,172  $531,172    $563,509  $563,509    $572,348  $572,348
      25  $569,451  $569,451    $605,608  $605,608    $614,502  $614,502
      -------------------------------------------------------------------

 Assumptions:

 a. $100,000 initial investment

 b. Fund Expenses = 0.94% (Evergreen Fund expenses are excluded from this average)

 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to contract anniversary

 APPENDIX C - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY LIFETIME FIVE BENEFIT

 We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit Fixed Rate Account. Upon your election of Highest Daily Lifetime Five, we will not alter the asset transfer formula that applies to your contract. However, as discussed in
 Section 5, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.

   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Contract Value times the annual income percentage.

   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.

   . I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the variable Contract Value (V) is equal to zero, no calculation is necessary.

                                 L = I * Q * a

 Transfer Calculation:
 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                       Target Ratio r   =   (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

       . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T   =   {Min(V, [L - F - V * C\\t\\] / (1 - C\\t\\))}     T (greater than) 0, Money moving from the
                                                           Permitted Sub-accounts to the Benefit Fixed Rate
                                                           Account
 T   =   {Min(F, - [L - F - V * C\\t\\] / (1 - C\\t\\))}   T (less than) 0, Money moving from the Benefit
                                                           Fixed Rate Account to the Permitted Sub-
                                                           accounts]

 Example:
 Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one. A table of values for "a" appears below.

 Target Value Calculation:

                          L   =   I * Q * a
                              =   5000.67 * 1 * 15.34
                              =   76,710.28

 Target Ratio:

                      r   =   (L - F) / V
                          =   (76,710.28 - 0) / 92,300.00
                          =   83.11%

 Since r (greater than) C\\u\\ (because 83.11% (greater than) 83%) a transfer into the Benefit Fixed rate Account occurs.

   T   =   {Min (V, [L - F - V * Ct] / (1 - Ct))}
       =   {Min (92,300.00, [76,710.28 - 0 - 92,300.00 * 0.80] / (1 - 0.80))}
       =   {Min (92,300.00, 14,351.40)}
       =   14,351.40

                 Age 65 "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 *  The values set forth in this table are applied to all ages.

APPENDIX D - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY LIFFETIME SEVEN BENEFIT
               AND SPOUSAL HIGHEST DAILY LIFETIME SEVEN BENEFIT

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . Cu - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional Purchase Payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional Purchase Payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Contract Value.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the variable account value (V) is equal to zero, no calculation is necessary.

                               L = 0.05 * P * a

 Transfer Calculation:
 The following formula, which is set on the benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                       Target Ratio r   =   (L - B) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T   =   {Min(V, [L - B - V * C\\t\\] / (1-C\\t\\))}      , Money moving from the Permitted
                                                        Sub-accounts to the AST Investment Grade Bond
                                                        Portfolio Sub-account
 T   =   {Min(B,- [L - B - V * C\\t\\] / (1-C\\t\\))}     , Money moving from the AST Investment
                                                        Grade Bond Portfolio Sub-account to the
                                                        Permitted Sub-accounts]

                     "a" Factors for Liability Calculations
              (in Years and Months since benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 *  The values set forth in this table are applied to all ages.

                          PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS
                          FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN
                          PROSPECTUS ORD01142 (05/2008)
                                           --------------------------------------
                                             (print your name)
                                           --------------------------------------
                                                 (address)
                                           --------------------------------------
                                            (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

                                                       ---------------
          [LOGO] Prudential                               PRSRT STD
          The Prudential Insurance Company of America   U.S. POSTAGE
          751 Broad Street                                  PAID
          Newark, NJ 07102-3777                         LANCASTER, PA
                                                       PERMIT NO. 1793
                                                       ---------------


 P2360

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2008

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT VARIABLE ANNUITY CONTRACTS

The Strategic Partners(SM) Annuity One 3 and Strategic Partners(SM) Plus 3 annuity contract (the "Contract") is an individual variable annuity contract issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Strategic Partners Annuity One 3 and Strategic Partners Plus 3 prospectuses, dated May 1, 2008. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at
(888) PRU-2888.

                               TABLE OF CONTENTS

               COMPANY......................................  2
               EXPERTS......................................  2
               PRINCIPAL UNDERWRITER........................  2
               PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS  2
               ALLOCATION OF INITIAL PURCHASE PAYMENT.......  4
               DETERMINATION OF ACCUMULATION UNIT VALUES....  4
               ACCUMULATION UNIT VALUES
               FINANCIAL STATEMENTS
               SEPARATE ACCOUNT FINANCIAL INFORMATION....... A1
               COMPANY FINANCIAL INFORMATION................ B1

       PRUCO LIFE INSURANCE COMPANY         PRUDENTIAL ANNUITY SERVICE CENTER
           213 WASHINGTON STREET                      P.O. BOX 7960
           NEWARK, NJ 07102-2992             PHILADELPHIA, PENNSYLVANIA 19176
                                                TELEPHONE: (888) PRU-2888

STRATEGIC PARTNERS(SM) is a service mark of The Prudential Insurance Company of America.

ORD01142B ED. 05/01/2008

                                    COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The consolidated financial statements of Pruco Life and subsidiaries as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2007 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

During 2007, 2006 and 2005, $7,074,326, $48,902,815 and $9,340,864,
respectively, was paid to PAD for its services as principal underwriter with respect to the version of the Contract described in the prospectus. During 2007 and 2006, PAD retained none of the commissions.

As discussed in each prospectus, Pruco Life pays commissions to broker/dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PAD may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services. We or PAD also may compensate third-party vendors, for services that such vendors render to broker/dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays which are broadly defined as follows:

   . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker/dealers).

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life products sold through the firm (or its affiliated broker/dealers).

   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2007) received payment with respect to annuity business during 2007 (or as to which a payment amount was accrued during 2007). The firms listed below include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2007, the least amount paid, and greatest amount paid, were $2,072 and $1,352,582, respectively.

Name of Firm:

Advantage Capital Corporation
AIG Financial Advisors, Inc.
Citigroup Global Markets, Inc.
Financial Network Investment Corp.
FSC Securities Corp.
ING Financial Partners
Merrill Lynch
Morgan Stanley
Multi-Financial Securities Corporation
Primevest
Raymond James & Associates
Raymond James Financial Services
Royal Alliance
Stifel Nicolaus & Co., Inc.
Sunamerica Securities, Inc.
UBS Financial Services
Wachovia

                    ALLOCATION OF INITIAL PURCHASE PAYMENT

As discussed in each prospectus, we generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. (See "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?" and "Calculating Contract Value" in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund (the "Series Fund") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.

As we have indicated in each prospectus, Strategic Partners Annuity One 3 and Strategic Partners Plus 3 is a contract that allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2007. Here, we set out unit values corresponding to the remaining unit values. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.

The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Investment Options Can I Choose?" in the prospectus.

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01724     $1.23895       4,732,574
   1/1/2004 to 12/31/2004......................   $1.23895     $1.33829       8,725,078
   1/1/2005 to 12/31/2005......................   $1.33829     $1.51048      10,637,368
   1/1/2006 to 12/31/2006......................   $1.51048     $1.51474      11,968,974
   1/1/2007 to 12/31/2007......................   $1.51474     $1.67141      10,605,068

Prudential Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01833     $1.25647       2,232,305
   1/1/2004 to 12/31/2004......................   $1.25647     $1.36076       5,592,223
   1/1/2005 to 12/31/2005......................   $1.36076     $1.49450       7,679,882
   1/1/2006 to 12/31/2006......................   $1.49450     $1.65760       7,921,677
   1/1/2007 to 12/31/2007......................   $1.65760     $1.78522       7,115,700

Prudential Global Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00588     $1.28371       1,764,356
   1/1/2004 to 12/31/2004......................   $1.28371     $1.38607       3,617,856
   1/1/2005 to 12/31/2005......................   $1.38607     $1.58512       4,066,268
   1/1/2006 to 12/31/2006......................   $1.58512     $1.86861       4,330,400
   1/1/2007 to 12/31/2007......................   $1.86861     $2.03370       3,969,174

Prudential Money Market Portfolio

   1/6/2003* to 12/31/2003.....................   $0.99996     $0.99350       6,071,510
   1/1/2004 to 12/31/2004......................   $0.99350     $0.98889      10,011,281
   1/1/2005 to 12/31/2005......................   $0.98889     $1.00261       7,302,729
   1/1/2006 to 12/31/2006......................   $1.00261     $1.03502      12,629,758
   1/1/2007 to 12/31/2007......................   $1.03502     $1.07133      18,164,710

Prudential Stock Index Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02198     $1.22298       9,763,337
   1/1/2004 to 12/31/2004......................   $1.22298     $1.33080      19,095,420
   1/1/2005 to 12/31/2005......................   $1.33080     $1.37063      20,427,811
   1/1/2006 to 12/31/2006......................   $1.37063     $1.56032      20,197,622
   1/1/2007 to 12/31/2007......................   $1.56032     $1.61556      17,440,114

Prudential Value Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02525     $1.22287       2,233,196
   1/1/2004 to 12/31/2004......................   $1.22287     $1.40143       6,315,693
   1/1/2005 to 12/31/2005......................   $1.40143     $1.61076       8,110,551
   1/1/2006 to 12/31/2006......................   $1.61076     $1.90337       8,960,088
   1/1/2007 to 12/31/2007......................   $1.90337     $1.93490       7,859,135

SP Aggressive Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01312     $1.27795       4,645,533
   1/1/2004 to 12/31/2004......................   $1.27795     $1.44485      13,192,323
   1/1/2005 to 12/31/2005......................   $1.44485     $1.57270      16,700,660
   1/1/2006 to 12/31/2006......................   $1.57270     $1.77069      15,293,370
   1/1/2007 to 12/31/2007......................   $1.77069     $1.90484      13,958,968

SP AIM Aggressive Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01133     $1.22047         553,822
   1/1/2004 to 12/31/2004......................   $1.22047     $1.34510       1,641,409
   1/1/2005 to 4/29/2005.......................   $1.34510     $1.24158               0

SP AIM Core Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01231     $1.19493         514,102
   1/1/2004 to 12/31/2004......................   $1.19493     $1.28081       1,446,134
   1/1/2005 to 12/31/2005......................   $1.28081     $1.32044       1,565,296
   1/1/2006 to 12/31/2006......................   $1.32044     $1.50967       1,585,345
   1/1/2007 to 12/31/2007......................   $1.50967     $1.60362       1,532,037

SP T. Rowe Price Large-Cap Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01907     $1.17831       2,422,215
   1/1/2004 to 12/31/2004......................   $1.17831     $1.23168       4,066,768
   1/1/2005 to 12/31/2005......................   $1.23168     $1.41358       4,585,139
   1/1/2006 to 12/31/2006......................   $1.41358     $1.47514       4,943,480
   1/1/2007 to 12/31/2007......................   $1.47514     $1.57255       4,534,743

SP Balanced Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00978     $1.19278      30,863,984
   1/1/2004 to 12/31/2004......................   $1.19278     $1.30547      69,333,348
   1/1/2005 to 12/31/2005......................   $1.30547     $1.38401      87,937,161
   1/1/2006 to 12/31/2006......................   $1.38401     $1.50930      80,248,921
   1/1/2007 to 12/31/2007......................   $1.50930     $1.62600      75,281,119

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)

                                             ACCUMULATION ACCUMULATION     NUMBER OF
                                              UNIT VALUE   UNIT VALUE    ACCUMULATION
                                             AT BEGINNING    AT END    UNITS OUTSTANDING
                                              OF PERIOD    OF PERIOD   AT END OF PERIOD
                                             ------------ ------------ -----------------
SP Conservative Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.00744     $1.13549      20,175,438
   1/1/2004 to 12/31/2004...................   $1.13549     $1.21814      42,836,660
   1/1/2005 to 12/31/2005...................   $1.21814     $1.27115      50,489,485
   1/1/2006 to 12/31/2006...................   $1.27115     $1.36108      46,128,564
   1/1/2007 to 12/31/2007...................   $1.36108     $1.46673      42,147,022

SP Davis Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.00886     $1.24728       7,261,135
   1/1/2004 to 12/31/2004...................   $1.24728     $1.38273      13,918,309
   1/1/2005 to 12/31/2005...................   $1.38273     $1.49196      15,239,372
   1/1/2006 to 12/31/2006...................   $1.49196     $1.69087      14,960,690
   1/1/2007 to 12/31/2007...................   $1.69087     $1.74209      13,550,035

SP Small-Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01511     $1.28895       6,375,410
   1/1/2004 to 12/31/2004...................   $1.28895     $1.53268      14,737,690
   1/1/2005 to 12/31/2005...................   $1.53268     $1.57975      16,994,025
   1/1/2006 to 12/31/2006...................   $1.57975     $1.78363      15,747,332
   1/1/2007 to 12/31/2007...................   $1.78363     $1.69341      14,420,031

SP Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.01134     $1.23860      24,970,849
   1/1/2004 to 12/31/2004...................   $1.23860     $1.37963      62,810,047
   1/1/2005 to 12/31/2005...................   $1.37963     $1.48487      82,589,256
   1/1/2006 to 12/31/2006...................   $1.48487     $1.65137      77,740,012
   1/1/2007 to 12/31/2007...................   $1.65137     $1.77705      71,150,558

SP Large Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.02724     $1.21326       2,354,970
   1/1/2004 to 12/31/2004...................   $1.21326     $1.40752       5,144,722
   1/1/2005 to 12/31/2005...................   $1.40752     $1.47896       6,349,685
   1/1/2006 to 12/31/2006...................   $1.47896     $1.72642       5,398,535
   1/1/2007 to 12/31/2007...................   $1.72642     $1.65269       4,806,942

SP International Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01280     $1.23267       2,512,188
   1/1/2004 to 12/31/2004...................   $1.23267     $1.40640       4,642,812
   1/1/2005 to 12/31/2005...................   $1.40640     $1.57644       5,787,029
   1/1/2006 to 12/31/2006...................   $1.57644     $2.00514       6,513,739
   1/1/2007 to 12/31/2007...................   $2.00514     $2.33261       5,837,338

SP MFS Capital Opportunities Portfolio

   1/6/2003* to 12/31/2003..................   $1.02111     $1.20608         702,380
   1/1/2004 to 12/31/2004...................   $1.20608     $1.33544       1,326,837
   1/1/2005 to 4/29/2005....................   $1.33544     $1.24754               0

SP Mid Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.00462     $1.33798       2,118,380
   1/1/2004 to 12/31/2004...................   $1.33798     $1.57590       5,586,476
   1/1/2005 to 12/31/2005...................   $1.57590     $1.63428       8,514,912
   1/1/2006 to 12/31/2006...................   $1.63428     $1.57891       7,621,156
   1/1/2007 to 12/31/2007...................   $1.57891     $1.80753       6,764,797

SP PIMCO High Yield Portfolio

   1/6/2003* to 12/31/2003..................   $1.00529     $1.19699      10,278,761
   1/1/2004 to 12/31/2004...................   $1.19699     $1.28928      18,996,995
   1/1/2005 to 12/31/2005...................   $1.28928     $1.32167      21,126,865
   1/1/2006 to 12/31/2006...................   $1.32167     $1.42588      19,608,480
   1/1/2007 to 12/31/2007...................   $1.42588     $1.45802      17,776,293

SP PIMCO Total Return Portfolio

   1/6/2003* to 12/31/2003..................   $1.00076     $1.04577      19,536,507
   1/1/2004 to 12/31/2004...................   $1.04577     $1.08469      36,696,507
   1/1/2005 to 12/31/2005...................   $1.08469     $1.09451      42,143,188
   1/1/2006 to 12/31/2006...................   $1.09451     $1.11816      41,323,749
   1/1/2007 to 12/31/2007...................   $1.11816     $1.20554      38,216,533

SP Prudential U.S. Emerging Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01863     $1.36507       3,515,596
   1/1/2004 to 12/31/2004...................   $1.36507     $1.63250       8,014,384
   1/1/2005 to 12/31/2005...................   $1.63250     $1.89429      10,247,955
   1/1/2006 to 12/31/2006...................   $1.89429     $2.04524       9,916,072
   1/1/2007 to 12/31/2007...................   $2.04524     $2.35368       8,856,254

SP Small Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01405     $1.30057       1,318,768
   1/1/2004 to 12/31/2004...................   $1.30057     $1.26944       3,296,473
   1/1/2005 to 12/31/2005...................   $1.26944     $1.28163       3,769,585
   1/1/2006 to 12/31/2006...................   $1.28163     $1.41909       3,824,729
   1/1/2007 to 12/31/2007...................   $1.41909     $1.48703       3,501,400

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
SP Strategic Partners Focused Growth Portfolio

   1/6/2003* to 12/31/2003.................................  $ 1.01517    $ 1.19257         729,221
   1/1/2004 to 12/31/2004..................................  $ 1.19257    $ 1.29935       1,533,749
   1/1/2005 to 12/31/2005..................................  $ 1.29935    $ 1.47411       2,281,501
   1/1/2006 to 12/31/2006..................................  $ 1.47411    $ 1.44281       2,435,151
   1/1/2007 to 12/31/2007..................................  $ 1.44281    $ 1.63799       2,152,792

SP Technology Portfolio

   1/6/2003* to 12/31/2003.................................  $ 1.03407    $ 1.33906         804,922
   1/1/2004 to 12/31/2004..................................  $ 1.33906    $ 1.31919       1,438,014
   1/1/2005 to 4/29/2005...................................  $ 1.31919    $ 1.17795               0

SP International Growth Portfolio

   1/6/2003* to 12/31/2003.................................  $ 1.01151    $ 1.34972       1,837,897
   1/1/2004 to 12/31/2004..................................  $ 1.34972    $ 1.54968       4,654,599
   1/1/2005 to 12/31/2005..................................  $ 1.54968    $ 1.77714       5,654,462
   1/1/2006 to 12/31/2006..................................  $ 1.77714    $ 2.11952       6,155,572
   1/1/2007 to 12/31/2007..................................  $ 2.11952    $ 2.49614       5,682,619

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99878    $ 9.99858          27,312
   1/1/2006 to 12/31/2006..................................  $ 9.99858    $11.39632         318,352
   1/1/2007 to 12/31/2007..................................  $11.39632    $12.30021         360,511

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09329    $11.72479               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07962    $10.32416          12,810
   1/1/2006 to 12/31/2006..................................  $10.32416    $12.34339          37,852
   1/1/2007 to 12/31/2007..................................  $12.34339    $11.72634          32,476

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05473    $10.27867           7,121
   1/1/2006 to 12/31/2006..................................  $10.27867    $11.87604          50,742
   1/1/2007 to 12/31/2007..................................  $11.87604    $12.29954          61,170

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.05001    $11.33679               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04980    $10.41342          16,027
   1/1/2006 to 12/31/2006..................................  $10.41342    $11.55269          38,504
   1/1/2007 to 12/31/2007..................................  $11.55269    $11.61816          35,582

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06650    $10.34593          25,173
   1/1/2006 to 12/31/2006..................................  $10.34593    $11.91171          50,583
   1/1/2007 to 12/31/2007..................................  $11.91171    $11.72224          57,170

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04194    $10.32881          13,607
   1/1/2006 to 12/31/2006..................................  $10.32881    $11.16037          19,718
   1/1/2007 to 12/31/2007..................................  $11.16037    $11.97532          60,180

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99878    $10.01855          28,752
   1/1/2006 to 12/31/2006..................................  $10.01855    $11.03218       1,217,805
   1/1/2007 to 12/31/2007..................................  $11.03218    $11.86914       1,371,376

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99878    $10.00855         107,269
   1/1/2006 to 12/31/2006..................................  $10.00855    $11.20934       1,336,869
   1/1/2007 to 12/31/2007..................................  $11.20934    $12.11730       1,414,484

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14702    $12.03193          39,502
   1/1/2006 to 12/31/2006..................................  $12.03193    $16.20961         145,967
   1/1/2007 to 12/31/2007..................................  $16.20961    $12.78501         116,381

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99878    $10.02853          31,983
   1/1/2006 to 12/31/2006..................................  $10.02853    $10.92392         673,169
   1/1/2007 to 12/31/2007..................................  $10.92392    $11.73838         591,847

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.08483    $10.72814          5,152
   1/1/2006 to 12/31/2006......................  $10.72814    $12.86653         72,625
   1/1/2007 to 12/31/2007......................  $12.86653    $12.82489         65,933

AST Neuberger Berman Small-Cap Growth Portfolio formerly, AST DeAm Small-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.01125    $10.32447         13,822
   1/1/2006 to 12/31/2006......................  $10.32447    $10.96129         19,983
   1/1/2007 to 12/31/2007......................  $10.96129    $12.81949         31,745

AST DeAm Small-Cap Value Portfolio
   3/14/2005* to 12/31/2005....................  $10.04561    $10.02950         25,259
   1/1/2006 to 12/31/2006......................  $10.02950    $11.85325         42,181
   1/1/2007 to 12/31/2007......................  $11.85325    $ 9.60235         40,526

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99878    $10.97186         61,534
   1/1/2006 to 12/31/2006......................  $10.97186    $12.20585        109,321
   1/1/2007 to 12/31/2007......................  $12.20585    $13.37276         96,607

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01533    $10.63623          2,071
   1/1/2006 to 12/31/2006......................  $10.63623    $11.64691         25,102
   1/1/2007 to 12/31/2007......................  $11.64691    $11.69671         50,039

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03294    $10.77223         16,993
   1/1/2006 to 12/31/2006......................  $10.77223    $11.67384         42,471
   1/1/2007 to 12/31/2007......................  $11.67384    $13.10969         53,539

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97673    $ 9.87041         49,690
   1/1/2006 to 12/31/2006......................  $ 9.87041    $10.73155        109,726
   1/1/2007 to 12/31/2007......................  $10.73155    $10.83442         97,725

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99878    $10.59153         35,469
   1/1/2006 to 12/31/2006......................  $10.59153    $11.09039         58,573
   1/1/2007 to 12/31/2007......................  $11.09039    $13.03958         70,710

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91381    $10.66609         53,424
   1/1/2006 to 12/31/2006......................  $10.66609    $12.90428        178,279
   1/1/2007 to 12/31/2007......................  $12.90428    $13.91261        196,903

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07718    $10.56963         81,867
   1/1/2006 to 12/31/2006......................  $10.56963    $12.33609        124,445
   1/1/2007 to 12/31/2007......................  $12.33609    $11.78988        115,005

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99878    $ 9.96176         28,529
   1/1/2006 to 12/31/2006......................  $ 9.96176    $10.77671         85,719
   1/1/2007 to 12/31/2007......................  $10.77671    $11.26296        114,327

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12616    $10.91643         71,427
   1/1/2006 to 12/31/2006......................  $10.91643    $11.53387        132,423
   1/1/2007 to 12/31/2007......................  $11.53387    $13.06297        175,358

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96618    $10.49040         12,488
   1/1/2006 to 12/31/2006......................  $10.49040    $12.84756         45,280
   1/1/2007 to 12/31/2007......................  $12.84756    $13.84670         45,430

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03685    $10.77243          6,953
   1/1/2006 to 12/31/2006......................  $10.77243    $11.63919         30,136
   1/1/2007 to 12/31/2007......................  $11.63919    $13.19875         45,891

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06495    $10.36538         26,900
   1/1/2006 to 12/31/2006......................  $10.36538    $11.66717         44,893
   1/1/2007 to 12/31/2007......................  $11.66717    $11.81014         47,194

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005............................  $10.05568    $11.34967          63,899
   1/1/2006 to 12/31/2006..............................  $11.34967    $12.75411         112,900
   1/1/2007 to 12/31/2007..............................  $12.75411    $15.35457         117,389

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02188    $10.89810          96,561
   1/1/2006 to 12/31/2006..............................  $10.89810    $11.89194         186,805
   1/1/2007 to 12/31/2007..............................  $11.89194    $12.08669         177,158

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99878    $10.06919          39,490
   1/1/2006 to 12/31/2006..............................  $10.06919    $10.29998         102,982
   1/1/2007 to 12/31/2007..............................  $10.29998    $10.83697         133,022

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99878    $10.03852           2,721
   1/1/2006 to 12/31/2006..............................  $10.03852    $10.67791          98,984
   1/1/2007 to 12/31/2007..............................  $10.67791    $11.43657         116,237

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04858    $10.65972          23,399
   1/1/2006 to 12/31/2006..............................  $10.65972    $12.60781          96,092
   1/1/2007 to 12/31/2007..............................  $12.60781    $11.72388         115,781

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02859    $10.36801          17,031
   1/1/2006 to 12/31/2006..............................  $10.36801    $11.49135          25,850
   1/1/2007 to 12/31/2007..............................  $11.49135    $12.03647          76,484

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94931    $ 9.46092          60,652
   1/1/2006 to 12/31/2006..............................  $ 9.46092    $ 9.90611          87,490
   1/1/2007 to 12/31/2007..............................  $ 9.90611    $10.70032         130,410

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00278    $11.75300         214,241
   1/1/2006 to 12/31/2006..............................  $11.75300    $13.41664         503,597
   1/1/2007 to 12/31/2007..............................  $13.41664    $18.57178         561,459

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88094    $12.07630          57,072
   1/1/2006 to 12/31/2006..............................  $12.07630    $16.01220         207,031
   1/1/2007 to 12/31/2007..............................  $16.01220    $22.63790         252,012

Janus Aspen Large Cap Growth Portfolio - Service Shares

   1/6/2003* to 12/31/2003.............................  $ 1.02244    $ 1.24493         883,221
   1/1/2004 to 12/31/2004..............................  $ 1.24493    $ 1.27810       1,747,541
   1/1/2005 to 12/31/2005..............................  $ 1.27810    $ 1.30978       1,743,894
   1/1/2006 to 12/31/2006..............................  $ 1.30978    $ 1.43419       1,641,481
   1/1/2007 to 12/31/2007..............................  $ 1.43419    $ 1.62200       1,700,630

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99878    $10.67433          80,285
   1/1/2007 to 12/31/2007..............................  $10.67433    $11.51551         115,175

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99878    $10.49631          78,046
   1/1/2007 to 12/31/2007..............................  $10.49631    $11.52104         170,010

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99878    $10.59531          75,318
   1/1/2007 to 12/31/2007..............................  $10.59531    $11.33124         125,776

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99878    $ 9.98165               0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                          CONTRACT WITH CREDIT (1.75)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01722     $1.23592       3,034,356
   1/1/2004 to 12/31/2004......................   $1.23592     $1.33162       5,806,228
   1/1/2005 to 12/31/2005......................   $1.33162     $1.49930       6,608,981
   1/1/2006 to 12/31/2006......................   $1.49930     $1.49988       6,345,501
   1/1/2007 to 12/31/2007......................   $1.49988     $1.65087       5,396,687

Prudential Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01831     $1.25343       1,750,770
   1/1/2004 to 12/31/2004......................   $1.25343     $1.35414       3,881,271
   1/1/2005 to 12/31/2005......................   $1.35414     $1.48362       5,449,399
   1/1/2006 to 12/31/2006......................   $1.48362     $1.64146       5,062,106
   1/1/2007 to 12/31/2007......................   $1.64146     $1.76343       4,709,421

Prudential Global Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00586     $1.28057         821,406
   1/1/2004 to 12/31/2004......................   $1.28057     $1.37924       1,758,428
   1/1/2005 to 12/31/2005......................   $1.37924     $1.57333       2,106,929
   1/1/2006 to 12/31/2006......................   $1.57333     $1.85018       1,957,934
   1/1/2007 to 12/31/2007......................   $1.85018     $2.00871       1,704,859

Prudential Money Market Portfolio

   1/6/2003* to 12/31/2003.....................   $0.99994     $0.99097       3,153,756
   1/1/2004 to 12/31/2004......................   $0.99097     $0.98370       3,334,269
   1/1/2005 to 12/31/2005......................   $0.98370     $0.99472       4,800,699
   1/1/2006 to 12/31/2006......................   $0.99472     $1.02415       5,197,849
   1/1/2007 to 12/31/2007......................   $1.02415     $1.05714       7,847,556

Prudential Stock Index Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02196     $1.21997       6,703,469
   1/1/2004 to 12/31/2004......................   $1.21997     $1.32426      12,306,649
   1/1/2005 to 12/31/2005......................   $1.32426     $1.36062      14,598,926
   1/1/2006 to 12/31/2006......................   $1.36062     $1.54508      13,644,533
   1/1/2007 to 12/31/2007......................   $1.54508     $1.59571      11,909,485

Prudential Value Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02523     $1.21982       1,504,381
   1/1/2004 to 12/31/2004......................   $1.21982     $1.39431       3,902,164
   1/1/2005 to 12/31/2005......................   $1.39431     $1.59875       5,371,577
   1/1/2006 to 12/31/2006......................   $1.59875     $1.88461       5,802,354
   1/1/2007 to 12/31/2007......................   $1.88461     $1.91117       5,477,591

SP Aggressive Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01310     $1.27479       2,196,404
   1/1/2004 to 12/31/2004......................   $1.27479     $1.43779       5,353,677
   1/1/2005 to 12/31/2005......................   $1.43779     $1.56121       7,345,257
   1/1/2006 to 12/31/2006......................   $1.56121     $1.75344       6,958,928
   1/1/2007 to 12/31/2007......................   $1.75344     $1.88158       6,155,876

SP AIM Aggressive Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01131     $1.21743         859,739
   1/1/2004 to 12/31/2004......................   $1.21743     $1.33841       1,165,621
   1/1/2005 to 4/29/2005.......................   $1.33841     $1.23436               0

SP AIM Core Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01229     $1.19212         495,133
   1/1/2004 to 12/31/2004......................   $1.19212     $1.27462         891,594
   1/1/2005 to 12/31/2005......................   $1.27462     $1.31072       1,081,927
   1/1/2006 to 12/31/2006......................   $1.31072     $1.49501       1,000,076
   1/1/2007 to 12/31/2007......................   $1.49501     $1.58414         895,432

SP T. Rowe Price Large-Cap Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01905     $1.17543       1,235,647
   1/1/2004 to 12/31/2004......................   $1.17543     $1.22575       1,867,597
   1/1/2005 to 12/31/2005......................   $1.22575     $1.40345       1,922,786
   1/1/2006 to 12/31/2006......................   $1.40345     $1.46087       2,062,118
   1/1/2007 to 12/31/2007......................   $1.46087     $1.55350       1,699,743

SP Balanced Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00976     $1.18975      20,763,919
   1/1/2004 to 12/31/2004......................   $1.18975     $1.29901      46,440,249
   1/1/2005 to 12/31/2005......................   $1.29901     $1.37385      57,834,190
   1/1/2006 to 12/31/2006......................   $1.37385     $1.49454      55,532,584
   1/1/2007 to 12/31/2007......................   $1.49454     $1.60593      50,235,109

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                          CONTRACT WITH CREDIT (1.75)

                                             ACCUMULATION ACCUMULATION     NUMBER OF
                                              UNIT VALUE   UNIT VALUE    ACCUMULATION
                                             AT BEGINNING    AT END    UNITS OUTSTANDING
                                              OF PERIOD    OF PERIOD   AT END OF PERIOD
                                             ------------ ------------ -----------------
SP Conservative Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.00742     $1.13276      10,650,357
   1/1/2004 to 12/31/2004...................   $1.13276     $1.21249      27,461,819
   1/1/2005 to 12/31/2005...................   $1.21249     $1.26200      32,805,098
   1/1/2006 to 12/31/2006...................   $1.26200     $1.34795      29,637,326
   1/1/2007 to 12/31/2007...................   $1.34795     $1.44900      26,991,379

SP Davis Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.00884     $1.24425       5,143,953
   1/1/2004 to 12/31/2004...................   $1.24425     $1.37603       8,339,198
   1/1/2005 to 12/31/2005...................   $1.37603     $1.48106       9,118,665
   1/1/2006 to 12/31/2006...................   $1.48106     $1.67433       8,731,608
   1/1/2007 to 12/31/2007...................   $1.67433     $1.72081       7,705,352

SP Small-Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01509     $1.28582       4,297,882
   1/1/2004 to 12/31/2004...................   $1.28582     $1.52507       8,768,300
   1/1/2005 to 12/31/2005...................   $1.52507     $1.56800       9,965,720
   1/1/2006 to 12/31/2006...................   $1.56800     $1.76599       9,286,187
   1/1/2007 to 12/31/2007...................   $1.76599     $1.67257       8,419,499

SP Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.01132     $1.23575      10,289,689
   1/1/2004 to 12/31/2004...................   $1.23575     $1.37292      25,520,133
   1/1/2005 to 12/31/2005...................   $1.37292     $1.47410      34,695,903
   1/1/2006 to 12/31/2006...................   $1.47410     $1.63558      33,519,366
   1/1/2007 to 12/31/2007...................   $1.63558     $1.75560      30,168,800

SP Large Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.02722     $1.21039       1,986,975
   1/1/2004 to 12/31/2004...................   $1.21039     $1.40077       3,500,652
   1/1/2005 to 12/31/2005...................   $1.40077     $1.46822       4,660,529
   1/1/2006 to 12/31/2006...................   $1.46822     $1.70953       4,258,667
   1/1/2007 to 12/31/2007...................   $1.70953     $1.63253       3,920,724

SP International Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01278     $1.22973       1,857,302
   1/1/2004 to 12/31/2004...................   $1.22973     $1.39961       3,206,042
   1/1/2005 to 12/31/2005...................   $1.39961     $1.56500       3,936,296
   1/1/2006 to 12/31/2006...................   $1.56500     $1.98568       4,153,258
   1/1/2007 to 12/31/2007...................   $1.98568     $2.30427       3,905,698

SP MFS Capital Opportunities Portfolio

   1/6/2003* to 12/31/2003..................   $1.02109     $1.20305         561,424
   1/1/2004 to 12/31/2004...................   $1.20305     $1.32884         995,234
   1/1/2005 to 4/29/2005....................   $1.32884     $1.24037               0

SP Mid Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.00460     $1.33469       1,523,996
   1/1/2004 to 12/31/2004...................   $1.33469     $1.56814       3,209,016
   1/1/2005 to 12/31/2005...................   $1.56814     $1.62232       5,004,430
   1/1/2006 to 12/31/2006...................   $1.62232     $1.56350       4,565,648
   1/1/2007 to 12/31/2007...................   $1.56350     $1.78561       4,039,734

SP PIMCO High Yield Portfolio

   1/6/2003* to 12/31/2003..................   $1.00527     $1.19418       7,952,321
   1/1/2004 to 12/31/2004...................   $1.19418     $1.28300      13,719,650
   1/1/2005 to 12/31/2005...................   $1.28300     $1.31191      14,040,028
   1/1/2006 to 12/31/2006...................   $1.31191     $1.41210      12,589,441
   1/1/2007 to 12/31/2007...................   $1.41210     $1.44033      10,980,046

SP PIMCO Total Return Portfolio

   1/6/2003* to 12/31/2003..................   $1.00074     $1.04315      13,137,592
   1/1/2004 to 12/31/2004...................   $1.04315     $1.07941      23,123,777
   1/1/2005 to 12/31/2005...................   $1.07941     $1.08636      25,931,535
   1/1/2006 to 12/31/2006...................   $1.08636     $1.10710      24,777,592
   1/1/2007 to 12/31/2007...................   $1.10710     $1.19073      23,267,262

SP Prudential U.S. Emerging Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01861     $1.36187       1,691,676
   1/1/2004 to 12/31/2004...................   $1.36187     $1.62472       3,978,238
   1/1/2005 to 12/31/2005...................   $1.62472     $1.88068       5,481,223
   1/1/2006 to 12/31/2006...................   $1.88068     $2.02558       5,206,142
   1/1/2007 to 12/31/2007...................   $2.02558     $2.32526       4,596,343

SP Small Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01403     $1.29734       1,122,556
   1/1/2004 to 12/31/2004...................   $1.29734     $1.26327       1,867,232
   1/1/2005 to 12/31/2005...................   $1.26327     $1.27232       2,005,734
   1/1/2006 to 12/31/2006...................   $1.27232     $1.40534       1,964,051
   1/1/2007 to 12/31/2007...................   $1.40534     $1.46897       1,777,515

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                          CONTRACT WITH CREDIT (1.75)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
SP Strategic Partners Focused Growth Portfolio

   1/6/2003* to 12/31/2003.................................  $ 1.01515    $ 1.18963         509,540
   1/1/2004 to 12/31/2004..................................  $ 1.18963    $ 1.29291       1,176,706
   1/1/2005 to 12/31/2005..................................  $ 1.29291    $ 1.46319       1,349,108
   1/1/2006 to 12/31/2006..................................  $ 1.46319    $ 1.42858       1,375,108
   1/1/2007 to 12/31/2007..................................  $ 1.42858    $ 1.61785       1,081,519

SP Technology Portfolio

   1/6/2003* to 12/31/2003.................................  $ 1.03405    $ 1.33585         338,231
   1/1/2004 to 12/31/2004..................................  $ 1.33585    $ 1.31286         656,213
   1/1/2005 to 4/29/2005...................................  $ 1.31286    $ 1.17132               0

SP International Growth Portfolio

   1/6/2003* to 12/31/2003.................................  $ 1.01149    $ 1.34648         762,243
   1/1/2004 to 12/31/2004..................................  $ 1.34648    $ 1.54220       1,787,763
   1/1/2005 to 12/31/2005..................................  $ 1.54220    $ 1.76414       2,308,780
   1/1/2006 to 12/31/2006..................................  $ 1.76414    $ 2.09880       2,479,227
   1/1/2007 to 12/31/2007..................................  $ 2.09880    $ 2.46559       2,291,223

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99857    $ 9.99667          17,126
   1/1/2006 to 12/31/2006..................................  $ 9.99667    $11.36629         132,764
   1/1/2007 to 12/31/2007..................................  $11.36629    $12.23758         170,463

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09309    $11.70396               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07941    $10.30367           1,935
   1/1/2006 to 12/31/2006..................................  $10.30367    $12.28871          19,074
   1/1/2007 to 12/31/2007..................................  $12.28871    $11.64547          30,384

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05453    $10.25829           6,544
   1/1/2006 to 12/31/2006..................................  $10.25829    $11.82341          21,070
   1/1/2007 to 12/31/2007..................................  $11.82341    $12.21478          20,513

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04980    $11.31658               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04959    $10.39288          15,116
   1/1/2006 to 12/31/2006..................................  $10.39288    $11.50163          20,977
   1/1/2007 to 12/31/2007..................................  $11.50163    $11.53811          22,446

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06629    $10.32542           7,223
   1/1/2006 to 12/31/2006..................................  $10.32542    $11.85903          29,958
   1/1/2007 to 12/31/2007..................................  $11.85903    $11.64153          35,833

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04174    $10.30827          18,828
   1/1/2006 to 12/31/2006..................................  $10.30827    $11.11094          53,807
   1/1/2007 to 12/31/2007..................................  $11.11094    $11.89274          27,390

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99857    $10.01664          68,403
   1/1/2006 to 12/31/2006..................................  $10.01664    $11.00308       1,019,460
   1/1/2007 to 12/31/2007..................................  $11.00308    $11.80857       1,031,064

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99857    $10.00666          24,255
   1/1/2006 to 12/31/2006..................................  $10.00666    $11.17973         724,568
   1/1/2007 to 12/31/2007..................................  $11.17973    $12.05540         681,294

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14681    $12.00823          24,865
   1/1/2006 to 12/31/2006..................................  $12.00823    $16.13799          59,031
   1/1/2007 to 12/31/2007..................................  $16.13799    $12.69700          63,155

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99857    $10.02663          32,602
   1/1/2006 to 12/31/2006..................................  $10.02663    $10.89514         439,233
   1/1/2007 to 12/31/2007..................................  $10.89514    $11.67853         530,494

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                          CONTRACT WITH CREDIT (1.75)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.08463    $10.70700          4,151
   1/1/2006 to 12/31/2006......................  $10.70700    $12.80982         46,420
   1/1/2007 to 12/31/2007......................  $12.80982    $12.73674         54,784

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01104    $10.30402          5,897
   1/1/2006 to 12/31/2006......................  $10.30402    $10.91273         12,045
   1/1/2007 to 12/31/2007......................  $10.91273    $12.73106         13,428

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04541    $10.00979         11,474
   1/1/2006 to 12/31/2006......................  $10.00979    $11.80116         25,540
   1/1/2007 to 12/31/2007......................  $11.80116    $ 9.53648         27,552

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $10.95012         22,969
   1/1/2006 to 12/31/2006......................  $10.95012    $12.15183         50,610
   1/1/2007 to 12/31/2007......................  $12.15183    $13.28069         58,903

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01513    $10.61520          1,297
   1/1/2006 to 12/31/2006......................  $10.61520    $11.59544         23,181
   1/1/2007 to 12/31/2007......................  $11.59544    $11.61626         27,828

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03274    $10.75090         16,972
   1/1/2006 to 12/31/2006......................  $10.75090    $11.62213         71,505
   1/1/2007 to 12/31/2007......................  $11.62213    $13.01938         94,252

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97652    $ 9.85089         44,801
   1/1/2006 to 12/31/2006......................  $ 9.85089    $10.68405         61,187
   1/1/2007 to 12/31/2007......................  $10.68405    $10.75989         61,834

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $10.57054         19,477
   1/1/2006 to 12/31/2006......................  $10.57054    $11.04128         38,481
   1/1/2007 to 12/31/2007......................  $11.04128    $12.94974         43,165

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91360    $10.64502         20,381
   1/1/2006 to 12/31/2006......................  $10.64502    $12.84720         71,767
   1/1/2007 to 12/31/2007......................  $12.84720    $13.81698         72,491

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07698    $10.54870         42,360
   1/1/2006 to 12/31/2006......................  $10.54870    $12.28149         60,592
   1/1/2007 to 12/31/2007......................  $12.28149    $11.70874         55,482

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $ 9.94204         37,260
   1/1/2006 to 12/31/2006......................  $ 9.94204    $10.72896         60,788
   1/1/2007 to 12/31/2007......................  $10.72896    $11.18525         76,655

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12596    $10.89480         75,296
   1/1/2006 to 12/31/2006......................  $10.89480    $11.48278        131,392
   1/1/2007 to 12/31/2007......................  $11.48278    $12.97301        166,436

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96597    $10.46963         10,985
   1/1/2006 to 12/31/2006......................  $10.46963    $12.79078         39,315
   1/1/2007 to 12/31/2007......................  $12.79078    $13.75137         52,000

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03665    $10.75107          7,942
   1/1/2006 to 12/31/2006......................  $10.75107    $11.58767         19,246
   1/1/2007 to 12/31/2007......................  $11.58767    $13.10790         20,274

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06474    $10.34492         13,719
   1/1/2006 to 12/31/2006......................  $10.34492    $11.61572         27,586
   1/1/2007 to 12/31/2007......................  $11.61572    $11.72909         31,187

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                          CONTRACT WITH CREDIT (1.75)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005............................  $10.05547    $11.32716         23,271
   1/1/2006 to 12/31/2006..............................  $11.32716    $12.69768         44,527
   1/1/2007 to 12/31/2007..............................  $12.69768    $15.24881         50,280

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02168    $10.87658         54,127
   1/1/2006 to 12/31/2006..............................  $10.87658    $11.83925         92,924
   1/1/2007 to 12/31/2007..............................  $11.83925    $12.00327         99,335

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99857    $10.04905         55,551
   1/1/2006 to 12/31/2006..............................  $10.04905    $10.25413         63,754
   1/1/2007 to 12/31/2007..............................  $10.25413    $10.76200         78,043

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99857    $10.03662          4,751
   1/1/2006 to 12/31/2006..............................  $10.03662    $10.64975        167,029
   1/1/2007 to 12/31/2007..............................  $10.64975    $11.37820        210,323

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04838    $10.63867         14,807
   1/1/2006 to 12/31/2006..............................  $10.63867    $12.55205         31,692
   1/1/2007 to 12/31/2007..............................  $12.55205    $11.64327         37,502

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02839    $10.34748          9,496
   1/1/2006 to 12/31/2006..............................  $10.34748    $11.44053         71,682
   1/1/2007 to 12/31/2007..............................  $11.44053    $11.95361        122,874

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94911    $ 9.44213         18,069
   1/1/2006 to 12/31/2006..............................  $ 9.44213    $ 9.86229         36,981
   1/1/2007 to 12/31/2007..............................  $ 9.86229    $10.62669         51,403

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00257    $11.72986        169,449
   1/1/2006 to 12/31/2006..............................  $11.72986    $13.35751        326,499
   1/1/2007 to 12/31/2007..............................  $13.35751    $18.44421        349,924

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88074    $12.05243         28,308
   1/1/2006 to 12/31/2006..............................  $12.05243    $15.94128         88,504
   1/1/2007 to 12/31/2007..............................  $15.94128    $22.48208        109,833

Janus Aspen Large Cap Growth Portfolio - Service Shares

   1/6/2003* to 12/31/2003.............................  $ 1.02242    $ 1.24188        454,419
   1/1/2004 to 12/31/2004..............................  $ 1.24188    $ 1.27175        694,715
   1/1/2005 to 12/31/2005..............................  $ 1.27175    $ 1.30011        796,703
   1/1/2006 to 12/31/2006..............................  $ 1.30011    $ 1.42003        843,511
   1/1/2007 to 12/31/2007..............................  $ 1.42003    $ 1.60195        816,227

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.65363        104,665
   1/1/2007 to 12/31/2007..............................  $10.65363    $11.46483        173,255

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.47604         32,154
   1/1/2007 to 12/31/2007..............................  $10.47604    $11.47042         55,885

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.57469         48,302
   1/1/2007 to 12/31/2007..............................  $10.57469    $11.28114        114,385

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99857    $ 9.97857              0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                        CONTRACT WITHOUT CREDIT (1.65)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01722     $1.23707       1,148,539
   1/1/2004 to 12/31/2004......................   $1.23707     $1.33430       1,816,124
   1/1/2005 to 12/31/2005......................   $1.33430     $1.50370       2,023,819
   1/1/2006 to 12/31/2006......................   $1.50370     $1.50581       2,056,216
   1/1/2007 to 12/31/2007......................   $1.50581     $1.65902       1,893,853

Prudential Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01832     $1.25467         565,810
   1/1/2004 to 12/31/2004......................   $1.25467     $1.35675       1,356,988
   1/1/2005 to 12/31/2005......................   $1.35675     $1.48798       1,985,952
   1/1/2006 to 12/31/2006......................   $1.48798     $1.64795       1,838,976
   1/1/2007 to 12/31/2007......................   $1.64795     $1.77225       1,722,884

Prudential Global Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00586     $1.28183         343,858
   1/1/2004 to 12/31/2004......................   $1.28183     $1.38198         675,506
   1/1/2005 to 12/31/2005......................   $1.38198     $1.57799         764,792
   1/1/2006 to 12/31/2006......................   $1.57799     $1.85749         662,706
   1/1/2007 to 12/31/2007......................   $1.85749     $2.01871         616,954

Prudential Money Market Portfolio

   1/6/2003* to 12/31/2003.....................   $0.99995     $0.99219         722,109
   1/1/2004 to 12/31/2004......................   $0.99219     $0.98618       1,155,873
   1/1/2005 to 12/31/2005......................   $0.98618     $0.99832       1,438,219
   1/1/2006 to 12/31/2006......................   $0.99832     $1.02847       5,343,964
   1/1/2007 to 12/31/2007......................   $1.02847     $1.06254       5,051,311

Prudential Stock Index Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02197     $1.22123       2,097,647
   1/1/2004 to 12/31/2004......................   $1.22123     $1.32700       4,165,028
   1/1/2005 to 12/31/2005......................   $1.32700     $1.36470       4,735,088
   1/1/2006 to 12/31/2006......................   $1.36470     $1.55128       4,747,995
   1/1/2007 to 12/31/2007......................   $1.55128     $1.60381       4,428,467

Prudential Value Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02524     $1.22106         666,919
   1/1/2004 to 12/31/2004......................   $1.22106     $1.39723       1,623,346
   1/1/2005 to 12/31/2005......................   $1.39723     $1.60363       2,034,947
   1/1/2006 to 12/31/2006......................   $1.60363     $1.89231       2,099,779
   1/1/2007 to 12/31/2007......................   $1.89231     $1.92084       1,673,308

SP Aggressive Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01311     $1.27619         383,318
   1/1/2004 to 12/31/2004......................   $1.27619     $1.44070       1,460,492
   1/1/2005 to 12/31/2005......................   $1.44070     $1.56609       2,302,372
   1/1/2006 to 12/31/2006......................   $1.56609     $1.76070       2,140,300
   1/1/2007 to 12/31/2007......................   $1.76070     $1.89131       1,924,426

SP AIM Aggressive Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01132     $1.21864         251,318
   1/1/2004 to 12/31/2004......................   $1.21864     $1.34106         583,177
   1/1/2005 to 4/29/2005.......................   $1.34106     $1.23721               0

SP AIM Core Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01230     $1.19327         335,325
   1/1/2004 to 12/31/2004......................   $1.19327     $1.27723         565,921
   1/1/2005 to 12/31/2005......................   $1.27723     $1.31464         646,990
   1/1/2006 to 12/31/2006......................   $1.31464     $1.50098         421,514
   1/1/2007 to 12/31/2007......................   $1.50098     $1.59208         372,871

SP T. Rowe Price Large-Cap Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01906     $1.17656         606,009
   1/1/2004 to 12/31/2004......................   $1.17656     $1.22806       1,331,460
   1/1/2005 to 12/31/2005......................   $1.22806     $1.40748       1,646,467
   1/1/2006 to 12/31/2006......................   $1.40748     $1.46656       1,441,894
   1/1/2007 to 12/31/2007......................   $1.46656     $1.56104       1,306,119

SP Balanced Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00977     $1.19102       5,974,571
   1/1/2004 to 12/31/2004......................   $1.19102     $1.30170      16,335,832
   1/1/2005 to 12/31/2005......................   $1.30170     $1.37797      21,146,492
   1/1/2006 to 12/31/2006......................   $1.37797     $1.50063      20,026,014
   1/1/2007 to 12/31/2007......................   $1.50063     $1.61430      18,834,691

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                        CONTRACT WITHOUT CREDIT (1.65)

                                             ACCUMULATION ACCUMULATION     NUMBER OF
                                              UNIT VALUE   UNIT VALUE    ACCUMULATION
                                             AT BEGINNING    AT END    UNITS OUTSTANDING
                                              OF PERIOD    OF PERIOD   AT END OF PERIOD
                                             ------------ ------------ -----------------
SP Conservative Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.00742     $1.13376       6,049,501
   1/1/2004 to 12/31/2004...................   $1.13376     $1.21453      12,473,919
   1/1/2005 to 12/31/2005...................   $1.21453     $1.26544      14,509,581
   1/1/2006 to 12/31/2006...................   $1.26544     $1.35280      13,514,038
   1/1/2007 to 12/31/2007...................   $1.35280     $1.45567      11,968,503

SP Davis Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.00885     $1.24544       2,241,165
   1/1/2004 to 12/31/2004...................   $1.24544     $1.37860       3,560,744
   1/1/2005 to 12/31/2005...................   $1.37860     $1.48545       4,155,061
   1/1/2006 to 12/31/2006...................   $1.48545     $1.68088       3,756,779
   1/1/2007 to 12/31/2007...................   $1.68088     $1.72924       3,467,069

SP Small-Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01509     $1.28700       1,683,161
   1/1/2004 to 12/31/2004...................   $1.28700     $1.52811       3,236,422
   1/1/2005 to 12/31/2005...................   $1.52811     $1.57270       3,811,339
   1/1/2006 to 12/31/2006...................   $1.57270     $1.77315       3,339,825
   1/1/2007 to 12/31/2007...................   $1.77315     $1.68097       3,090,697

SP Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.01133     $1.23681       4,913,817
   1/1/2004 to 12/31/2004...................   $1.23681     $1.37547      11,206,306
   1/1/2005 to 12/31/2005...................   $1.37547     $1.47820      15,388,124
   1/1/2006 to 12/31/2006...................   $1.47820     $1.64168      14,727,269
   1/1/2007 to 12/31/2007...................   $1.64168     $1.76403      12,968,557

SP Large Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.02723     $1.21162         934,800
   1/1/2004 to 12/31/2004...................   $1.21162     $1.40351       1,726,587
   1/1/2005 to 12/31/2005...................   $1.40351     $1.47262       2,026,000
   1/1/2006 to 12/31/2006...................   $1.47262     $1.71638       1,651,483
   1/1/2007 to 12/31/2007...................   $1.71638     $1.64071       1,563,620

SP International Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01279     $1.23097         523,189
   1/1/2004 to 12/31/2004...................   $1.23097     $1.40240       1,029,041
   1/1/2005 to 12/31/2005...................   $1.40240     $1.56978       1,273,305
   1/1/2006 to 12/31/2006...................   $1.56978     $1.99373       1,216,646
   1/1/2007 to 12/31/2007...................   $1.99373     $2.31584       1,142,063

SP MFS Capital Opportunities Portfolio

   1/6/2003* to 12/31/2003..................   $1.02110     $1.20421         307,075
   1/1/2004 to 12/31/2004...................   $1.20421     $1.33147         402,126
   1/1/2005 to 4/29/2005....................   $1.33147     $1.24322               0

SP Mid Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.00460     $1.33593         838,665
   1/1/2004 to 12/31/2004...................   $1.33593     $1.57111       1,496,573
   1/1/2005 to 12/31/2005...................   $1.57111     $1.62697       2,264,545
   1/1/2006 to 12/31/2006...................   $1.62697     $1.56956       1,918,790
   1/1/2007 to 12/31/2007...................   $1.56956     $1.79420       1,767,325

SP PIMCO High Yield Portfolio

   1/6/2003* to 12/31/2003..................   $1.00528     $1.19539       2,383,436
   1/1/2004 to 12/31/2004...................   $1.19539     $1.28562       5,001,391
   1/1/2005 to 12/31/2005...................   $1.28562     $1.31572       5,397,113
   1/1/2006 to 12/31/2006...................   $1.31572     $1.41756       5,039,437
   1/1/2007 to 12/31/2007...................   $1.41756     $1.44744       4,675,096

SP PIMCO Total Return Portfolio

   1/6/2003* to 12/31/2003..................   $1.00074     $1.04416       5,251,435
   1/1/2004 to 12/31/2004...................   $1.04416     $1.08148       8,667,243
   1/1/2005 to 12/31/2005...................   $1.08148     $1.08944      10,166,556
   1/1/2006 to 12/31/2006...................   $1.08944     $1.11116       9,742,168
   1/1/2007 to 12/31/2007...................   $1.11116     $1.19632       9,380,469

SP Prudential U.S. Emerging Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01862     $1.36323         529,880
   1/1/2004 to 12/31/2004...................   $1.36323     $1.62791       1,321,549
   1/1/2005 to 12/31/2005...................   $1.62791     $1.88624       1,691,242
   1/1/2006 to 12/31/2006...................   $1.88624     $2.03361       1,599,961
   1/1/2007 to 12/31/2007...................   $2.03361     $2.33677       1,371,675

SP Small Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01404     $1.29864         520,322
   1/1/2004 to 12/31/2004...................   $1.29864     $1.26580         797,401
   1/1/2005 to 12/31/2005...................   $1.26580     $1.27614         962,907
   1/1/2006 to 12/31/2006...................   $1.27614     $1.41098         988,576
   1/1/2007 to 12/31/2007...................   $1.41098     $1.47630         888,388

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                        CONTRACT WITHOUT CREDIT (1.65)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
SP Strategic Partners Focused Growth Portfolio

   1/6/2003* to 12/31/2003.................................  $ 1.01516    $ 1.19082         410,543
   1/1/2004 to 12/31/2004..................................  $ 1.19082    $ 1.29550         860,070
   1/1/2005 to 12/31/2005..................................  $ 1.29550    $ 1.46760         903,933
   1/1/2006 to 12/31/2006..................................  $ 1.46760    $ 1.43437         685,041
   1/1/2007 to 12/31/2007..................................  $ 1.43437    $ 1.62600         616,620

SP Technology Portfolio

   1/6/2003* to 12/31/2003.................................  $ 1.03405    $ 1.33722          54,441
   1/1/2004 to 12/31/2004..................................  $ 1.33722    $ 1.31561         147,668
   1/1/2005 to 4/29/2005...................................  $ 1.31561    $ 1.17415               0

SP International Growth Portfolio

   1/6/2003* to 12/31/2003.................................  $ 1.01149    $ 1.34770         396,688
   1/1/2004 to 12/31/2004..................................  $ 1.34770    $ 1.54511         745,710
   1/1/2005 to 12/31/2005..................................  $ 1.54511    $ 1.76921       1,049,103
   1/1/2006 to 12/31/2006..................................  $ 1.76921    $ 2.10698       1,099,456
   1/1/2007 to 12/31/2007..................................  $ 2.10698    $ 2.47766         998,450

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99865    $ 9.99741           2,243
   1/1/2006 to 12/31/2006..................................  $ 9.99741    $11.37817          43,858
   1/1/2007 to 12/31/2007..................................  $11.37817    $12.26243          51,584

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09317    $11.71227               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07950    $10.31179           1,339
   1/1/2006 to 12/31/2006..................................  $10.31179    $12.31054           4,114
   1/1/2007 to 12/31/2007..................................  $12.31054    $11.67772           4,235

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05461    $10.26647           4,247
   1/1/2006 to 12/31/2006..................................  $10.26647    $11.84457           5,456
   1/1/2007 to 12/31/2007..................................  $11.84457    $12.24879           7,845

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04988    $11.32469               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04968    $10.40108           7,223
   1/1/2006 to 12/31/2006..................................  $10.40108    $11.52194           7,987
   1/1/2007 to 12/31/2007..................................  $11.52194    $11.56987           3,104

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06637    $10.33364           9,650
   1/1/2006 to 12/31/2006..................................  $10.33364    $11.88015          20,460
   1/1/2007 to 12/31/2007..................................  $11.88015    $11.67385          23,238

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04182    $10.31658               0
   1/1/2006 to 12/31/2006..................................  $10.31658    $11.13077          16,755
   1/1/2007 to 12/31/2007..................................  $11.13077    $11.92576             780

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99865    $10.01742           3,976
   1/1/2006 to 12/31/2006..................................  $10.01742    $11.01471         380,324
   1/1/2007 to 12/31/2007..................................  $11.01471    $11.83269         569,097

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99865    $10.00743             379
   1/1/2006 to 12/31/2006..................................  $10.00743    $11.19158         214,574
   1/1/2007 to 12/31/2007..................................  $11.19158    $12.08023         261,789

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14689    $12.01771           2,496
   1/1/2006 to 12/31/2006..................................  $12.01771    $16.16654          14,846
   1/1/2007 to 12/31/2007..................................  $16.16654    $12.73209          17,190

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99865    $10.02740           6,831
   1/1/2006 to 12/31/2006..................................  $10.02740    $10.90666         219,883
   1/1/2007 to 12/31/2007..................................  $10.90666    $11.70244         229,347

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                        CONTRACT WITHOUT CREDIT (1.65)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.08471    $10.71543         1,005
   1/1/2006 to 12/31/2006......................  $10.71543    $12.83243        12,227
   1/1/2007 to 12/31/2007......................  $12.83243    $12.77180        15,163

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01112    $10.31218         2,664
   1/1/2006 to 12/31/2006......................  $10.31218    $10.93206         5,327
   1/1/2007 to 12/31/2007......................  $10.93206    $12.76621         8,654

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04549    $10.01768         5,732
   1/1/2006 to 12/31/2006......................  $10.01768    $11.82202         8,187
   1/1/2007 to 12/31/2007......................  $11.82202    $ 9.56286        16,284

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99865    $10.95883         3,178
   1/1/2006 to 12/31/2006......................  $10.95883    $12.17334         6,802
   1/1/2007 to 12/31/2007......................  $12.17334    $13.31727         5,933

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01521    $10.62366             0
   1/1/2006 to 12/31/2006......................  $10.62366    $11.61598             0
   1/1/2007 to 12/31/2007......................  $11.61598    $11.64842             0

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03282    $10.75949         4,164
   1/1/2006 to 12/31/2006......................  $10.75949    $11.64285         7,171
   1/1/2007 to 12/31/2007......................  $11.64285    $13.05550         3,450

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97660    $ 9.85860        16,174
   1/1/2006 to 12/31/2006......................  $ 9.85860    $10.70297        18,112
   1/1/2007 to 12/31/2007......................  $10.70297    $10.78957        15,889

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99865    $10.57900         9,489
   1/1/2006 to 12/31/2006......................  $10.57900    $11.06101        12,451
   1/1/2007 to 12/31/2007......................  $11.06101    $12.98570        11,838

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91368    $10.65333        14,167
   1/1/2006 to 12/31/2006......................  $10.65333    $12.86994        23,419
   1/1/2007 to 12/31/2007......................  $12.86994    $13.85509        29,408

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07706    $10.55706        12,214
   1/1/2006 to 12/31/2006......................  $10.55706    $12.30317        14,536
   1/1/2007 to 12/31/2007......................  $12.30317    $11.74091        13,153

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99865    $ 9.94996         9,221
   1/1/2006 to 12/31/2006......................  $ 9.94996    $10.74807        24,457
   1/1/2007 to 12/31/2007......................  $10.74807    $11.21631        25,235

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12604    $10.90350        14,630
   1/1/2006 to 12/31/2006......................  $10.90350    $11.50325        28,931
   1/1/2007 to 12/31/2007......................  $11.50325    $13.00905        35,212

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96606    $10.47792         3,649
   1/1/2006 to 12/31/2006......................  $10.47792    $12.81337         7,989
   1/1/2007 to 12/31/2007......................  $12.81337    $13.78934         7,270

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03673    $10.75959         4,077
   1/1/2006 to 12/31/2006......................  $10.75959    $11.60810        11,626
   1/1/2007 to 12/31/2007......................  $11.60810    $13.14397        11,589

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06483    $10.35312         5,888
   1/1/2006 to 12/31/2006......................  $10.35312    $11.63626         8,381
   1/1/2007 to 12/31/2007......................  $11.63626    $11.76134         9,807

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                        CONTRACT WITHOUT CREDIT (1.65)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005............................  $10.05555    $11.33624          4,545
   1/1/2006 to 12/31/2006..............................  $11.33624    $12.72026          9,276
   1/1/2007 to 12/31/2007..............................  $12.72026    $15.29110         19,472

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02176    $10.88522          9,490
   1/1/2006 to 12/31/2006..............................  $10.88522    $11.86039         28,389
   1/1/2007 to 12/31/2007..............................  $11.86039    $12.03668         33,742

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99865    $10.05726         25,666
   1/1/2006 to 12/31/2006..............................  $10.05726    $10.27261         39,914
   1/1/2007 to 12/31/2007..............................  $10.27261    $10.79219         51,219

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99865    $10.03737              0
   1/1/2006 to 12/31/2006..............................  $10.03737    $10.66091         27,277
   1/1/2007 to 12/31/2007..............................  $10.66091    $11.40138         33,498

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04846    $10.64701          4,630
   1/1/2006 to 12/31/2006..............................  $10.64701    $12.57412         19,417
   1/1/2007 to 12/31/2007..............................  $12.57412    $11.67520         12,039

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02847    $10.35564          9,241
   1/1/2006 to 12/31/2006..............................  $10.35564    $11.46084         16,565
   1/1/2007 to 12/31/2007..............................  $11.46084    $11.98667         27,929

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94919    $ 9.44958          4,641
   1/1/2006 to 12/31/2006..............................  $ 9.44958    $ 9.87964          5,190
   1/1/2007 to 12/31/2007..............................  $ 9.87964    $10.65590          5,745

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00265    $11.73902         31,084
   1/1/2006 to 12/31/2006..............................  $11.73902    $13.38101         66,700
   1/1/2007 to 12/31/2007..............................  $13.38101    $18.49503         77,148

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88082    $12.06187          7,938
   1/1/2006 to 12/31/2006..............................  $12.06187    $15.96941         16,309
   1/1/2007 to 12/31/2007..............................  $15.96941    $22.54392         25,265

Janus Aspen Large Cap Growth Portfolio - Service Shares

   1/6/2003* to 12/31/2003.............................  $ 1.02243    $ 1.24316        250,310
   1/1/2004 to 12/31/2004..............................  $ 1.24316    $ 1.27441        347,047
   1/1/2005 to 12/31/2005..............................  $ 1.27441    $ 1.30411        406,285
   1/1/2006 to 12/31/2006..............................  $ 1.30411    $ 1.42585        385,057
   1/1/2007 to 12/31/2007..............................  $ 1.42585    $ 1.61013        377,877

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99865    $10.66193         31,318
   1/1/2007 to 12/31/2007..............................  $10.66193    $11.48514         36,418

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99865    $10.48411         14,636
   1/1/2007 to 12/31/2007..............................  $10.48411    $11.49065         14,554

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99865    $10.58300         57,524
   1/1/2007 to 12/31/2007..............................  $10.58300    $11.30112         53,501

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99865    $ 9.97982              0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM
                                DEATH BENEFIT;
                        CONTRACT WITHOUT CREDIT (1.75)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01722     $1.23592       2,514,565
   1/1/2004 to 12/31/2004......................   $1.23592     $1.33162       3,765,990
   1/1/2005 to 12/31/2005......................   $1.33162     $1.49930       4,237,327
   1/1/2006 to 12/31/2006......................   $1.49930     $1.49988       4,403,083
   1/1/2007 to 12/31/2007......................   $1.49988     $1.65087       3,754,911

Prudential Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01831     $1.25343       1,861,523
   1/1/2004 to 12/31/2004......................   $1.25343     $1.35414       3,267,159
   1/1/2005 to 12/31/2005......................   $1.35414     $1.48362       4,338,387
   1/1/2006 to 12/31/2006......................   $1.48362     $1.64146       4,179,934
   1/1/2007 to 12/31/2007......................   $1.64146     $1.76343       3,695,923

Prudential Global Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00586     $1.28057         766,411
   1/1/2004 to 12/31/2004......................   $1.28057     $1.37924       1,295,454
   1/1/2005 to 12/31/2005......................   $1.37924     $1.57333       1,452,628
   1/1/2006 to 12/31/2006......................   $1.57333     $1.85018       1,452,330
   1/1/2007 to 12/31/2007......................   $1.85018     $2.00871       1,319,215

Prudential Money Market Portfolio

   1/6/2003* to 12/31/2003.....................   $0.99994     $0.99097       1,290,869
   1/1/2004 to 12/31/2004......................   $0.99097     $0.98370       1,933,712
   1/1/2005 to 12/31/2005......................   $0.98370     $0.99472       2,429,781
   1/1/2006 to 12/31/2006......................   $0.99472     $1.02415       2,746,067
   1/1/2007 to 12/31/2007......................   $1.02415     $1.05714       4,030,021

Prudential Stock Index Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02196     $1.21997       3,839,382
   1/1/2004 to 12/31/2004......................   $1.21997     $1.32426      10,381,868
   1/1/2005 to 12/31/2005......................   $1.32426     $1.36062      14,253,260
   1/1/2006 to 12/31/2006......................   $1.36062     $1.54508      14,142,112
   1/1/2007 to 12/31/2007......................   $1.54508     $1.59571      12,471,666

Prudential Value Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02523     $1.21982       1,110,151
   1/1/2004 to 12/31/2004......................   $1.21982     $1.39431       2,458,353
   1/1/2005 to 12/31/2005......................   $1.39431     $1.59875       3,057,054
   1/1/2006 to 12/31/2006......................   $1.59875     $1.88461       3,173,481
   1/1/2007 to 12/31/2007......................   $1.88461     $1.91117       2,920,269

SP Aggressive Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01310     $1.27479       2,064,372
   1/1/2004 to 12/31/2004......................   $1.27479     $1.43779       5,456,705
   1/1/2005 to 12/31/2005......................   $1.43779     $1.56121       6,010,008
   1/1/2006 to 12/31/2006......................   $1.56121     $1.75344       5,228,689
   1/1/2007 to 12/31/2007......................   $1.75344     $1.88158       4,900,779

SP AIM Aggressive Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01131     $1.21743         496,433
   1/1/2004 to 12/31/2004......................   $1.21743     $1.33841         851,787
   1/1/2005 to 4/29/2005.......................   $1.33841     $1.23436               0

SP AIM Core Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01229     $1.19212         481,333
   1/1/2004 to 12/31/2004......................   $1.19212     $1.27462         642,438
   1/1/2005 to 12/31/2005......................   $1.27462     $1.31072         738,587
   1/1/2006 to 12/31/2006......................   $1.31072     $1.49501         656,865
   1/1/2007 to 12/31/2007......................   $1.49501     $1.58414         546,264

SP T. Rowe Price Large-Cap Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01905     $1.17543       1,453,959
   1/1/2004 to 12/31/2004......................   $1.17543     $1.22575       2,066,167
   1/1/2005 to 12/31/2005......................   $1.22575     $1.40345       2,042,127
   1/1/2006 to 12/31/2006......................   $1.40345     $1.46087       2,074,764
   1/1/2007 to 12/31/2007......................   $1.46087     $1.55350       1,928,502

SP Balanced Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00976     $1.18975      15,752,556
   1/1/2004 to 12/31/2004......................   $1.18975     $1.29901      32,408,586
   1/1/2005 to 12/31/2005......................   $1.29901     $1.37385      38,167,086
   1/1/2006 to 12/31/2006......................   $1.37385     $1.49454      34,306,648
   1/1/2007 to 12/31/2007......................   $1.49454     $1.60593      31,604,656

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM
                                DEATH BENEFIT;
                        CONTRACT WITHOUT CREDIT (1.75)

                                             ACCUMULATION ACCUMULATION     NUMBER OF
                                              UNIT VALUE   UNIT VALUE    ACCUMULATION
                                             AT BEGINNING    AT END    UNITS OUTSTANDING
                                              OF PERIOD    OF PERIOD   AT END OF PERIOD
                                             ------------ ------------ -----------------
SP Conservative Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.00742     $1.13276       7,657,998
   1/1/2004 to 12/31/2004...................   $1.13276     $1.21249      17,707,615
   1/1/2005 to 12/31/2005...................   $1.21249     $1.26200      21,428,320
   1/1/2006 to 12/31/2006...................   $1.26200     $1.34795      19,798,110
   1/1/2007 to 12/31/2007...................   $1.34795     $1.44900      18,126,458

SP Davis Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.00884     $1.24425       4,197,281
   1/1/2004 to 12/31/2004...................   $1.24425     $1.37603       6,143,725
   1/1/2005 to 12/31/2005...................   $1.37603     $1.48106       6,385,916
   1/1/2006 to 12/31/2006...................   $1.48106     $1.67433       5,871,922
   1/1/2007 to 12/31/2007...................   $1.67433     $1.72081       5,013,835

SP Small-Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01509     $1.28582       3,183,929
   1/1/2004 to 12/31/2004...................   $1.28582     $1.52507       5,728,975
   1/1/2005 to 12/31/2005...................   $1.52507     $1.56800       6,392,859
   1/1/2006 to 12/31/2006...................   $1.56800     $1.76599       5,768,914
   1/1/2007 to 12/31/2007...................   $1.76599     $1.67257       5,015,104

SP Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.01132     $1.23575      10,373,890
   1/1/2004 to 12/31/2004...................   $1.23575     $1.37292      20,983,877
   1/1/2005 to 12/31/2005...................   $1.37292     $1.47410      24,057,878
   1/1/2006 to 12/31/2006...................   $1.47410     $1.63558      22,905,700
   1/1/2007 to 12/31/2007...................   $1.63558     $1.75560      20,344,686

SP Large Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.02722     $1.21039       1,559,543
   1/1/2004 to 12/31/2004...................   $1.21039     $1.40077       2,355,703
   1/1/2005 to 12/31/2005...................   $1.40077     $1.46822       2,680,946
   1/1/2006 to 12/31/2006...................   $1.46822     $1.70953       2,278,874
   1/1/2007 to 12/31/2007...................   $1.70953     $1.63253       2,070,318

SP International Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01278     $1.22973       1,175,776
   1/1/2004 to 12/31/2004...................   $1.22973     $1.39961       1,818,167
   1/1/2005 to 12/31/2005...................   $1.39961     $1.56500       1,957,042
   1/1/2006 to 12/31/2006...................   $1.56500     $1.98568       2,025,641
   1/1/2007 to 12/31/2007...................   $1.98568     $2.30427       1,630,135

SP MFS Capital Opportunities Portfolio

   1/6/2003* to 12/31/2003..................   $1.02109     $1.20305         782,765
   1/1/2004 to 12/31/2004...................   $1.20305     $1.32884         863,944
   1/1/2005 to 4/29/2005....................   $1.32884     $1.24037               0

SP Mid Cap Growth Portfolio
   1/6/2003* to 12/31/2003..................   $1.00460     $1.33469       1,009,105
   1/1/2004 to 12/31/2004...................   $1.33469     $1.56814       2,320,210
   1/1/2005 to 12/31/2005...................   $1.56814     $1.62232       3,339,989
   1/1/2006 to 12/31/2006...................   $1.62232     $1.56350       3,210,873
   1/1/2007 to 12/31/2007...................   $1.56350     $1.78561       2,845,980

SP PIMCO High Yield Portfolio

   1/6/2003* to 12/31/2003..................   $1.00527     $1.19418       3,416,493
   1/1/2004 to 12/31/2004...................   $1.19418     $1.28300       5,872,513
   1/1/2005 to 12/31/2005...................   $1.28300     $1.31191       6,574,881
   1/1/2006 to 12/31/2006...................   $1.31191     $1.41210       6,057,451
   1/1/2007 to 12/31/2007...................   $1.41210     $1.44033       5,344,305

SP PIMCO Total Return Portfolio

   1/6/2003* to 12/31/2003..................   $1.00074     $1.04315       7,654,799
   1/1/2004 to 12/31/2004...................   $1.04315     $1.07941      12,823,093
   1/1/2005 to 12/31/2005...................   $1.07941     $1.08636      14,961,139
   1/1/2006 to 12/31/2006...................   $1.08636     $1.10710      15,141,382
   1/1/2007 to 12/31/2007...................   $1.10710     $1.19073      14,093,391

SP Prudential U.S. Emerging Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01861     $1.36187       1,498,217
   1/1/2004 to 12/31/2004...................   $1.36187     $1.62472       2,581,576
   1/1/2005 to 12/31/2005...................   $1.62472     $1.88068       3,472,573
   1/1/2006 to 12/31/2006...................   $1.88068     $2.02558       3,208,053
   1/1/2007 to 12/31/2007...................   $2.02558     $2.32526       2,614,970

SP Small Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01403     $1.29734         725,657
   1/1/2004 to 12/31/2004...................   $1.29734     $1.26327       1,383,083
   1/1/2005 to 12/31/2005...................   $1.26327     $1.27232       1,671,700
   1/1/2006 to 12/31/2006...................   $1.27232     $1.40534       1,641,675
   1/1/2007 to 12/31/2007...................   $1.40534     $1.46897       1,441,065

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM
                                DEATH BENEFIT;
                        CONTRACT WITHOUT CREDIT (1.75)

                                                            ACCUMULATION  ACCUMULATION     NUMBER OF
                                                            UNIT VALUE AT  UNIT VALUE    ACCUMULATION
                                                              BEGINNING      AT END    UNITS OUTSTANDING
                                                              OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------- ------------ -----------------
SP Strategic Partners Focused Growth Portfolio

   1/6/2003* to 12/31/2003.................................   $ 1.01515    $ 1.18963         611,522
   1/1/2004 to 12/31/2004..................................   $ 1.18963    $ 1.29291         886,759
   1/1/2005 to 12/31/2005..................................   $ 1.29291    $ 1.46319       1,118,845
   1/1/2006 to 12/31/2006..................................   $ 1.46319    $ 1.42858       1,128,067
   1/1/2007 to 12/31/2007..................................   $ 1.42858    $ 1.61785         904,356

SP Technology Portfolio

   1/6/2003* to 12/31/2003.................................   $ 1.03405    $ 1.33585         583,291
   1/1/2004 to 12/31/2004..................................   $ 1.33585    $ 1.31286         839,086
   1/1/2005 to 4/29/2005...................................   $ 1.31286    $ 1.17132               0

SP International Growth Portfolio

   1/6/2003* to 12/31/2003.................................   $ 1.01149    $ 1.34648         681,084
   1/1/2004 to 12/31/2004..................................   $ 1.34648    $ 1.54220       1,267,000
   1/1/2005 to 12/31/2005..................................   $ 1.54220    $ 1.76414       1,796,361
   1/1/2006 to 12/31/2006..................................   $ 1.76414    $ 2.09880       1,743,560
   1/1/2007 to 12/31/2007..................................   $ 2.09880    $ 2.46559       1,481,724

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................   $ 9.99857    $ 9.99667             804
   1/1/2006 to 12/31/2006..................................   $ 9.99667    $11.36629          70,145
   1/1/2007 to 12/31/2007..................................   $11.36629    $12.23758          80,187

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................   $10.09309    $11.70396               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................   $10.07941    $10.30367           3,655
   1/1/2006 to 12/31/2006..................................   $10.30367    $12.28871          14,494
   1/1/2007 to 12/31/2007..................................   $12.28871    $11.64547           9,400

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................   $10.05453    $10.25829           4,983
   1/1/2006 to 12/31/2006..................................   $10.25829    $11.82341          12,139
   1/1/2007 to 12/31/2007..................................   $11.82341    $12.21478          12,609

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................   $10.04980    $11.31658               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................   $10.04959    $10.39288          15,448
   1/1/2006 to 12/31/2006..................................   $10.39288    $11.50163          19,698
   1/1/2007 to 12/31/2007..................................   $11.50163    $11.53811          27,620

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................   $10.06629    $10.32542          12,108
   1/1/2006 to 12/31/2006..................................   $10.32542    $11.85903          24,588
   1/1/2007 to 12/31/2007..................................   $11.85903    $11.64153          26,247

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................   $10.04174    $10.30827           1,272
   1/1/2006 to 12/31/2006..................................   $10.30827    $11.11094           2,391
   1/1/2007 to 12/31/2007..................................   $11.11094    $11.89274           4,161

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................   $ 9.99857    $10.01664          24,399
   1/1/2006 to 12/31/2006..................................   $10.01664    $11.00308         381,114
   1/1/2007 to 12/31/2007..................................   $11.00308    $11.80857         532,072

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................   $ 9.99857    $10.00666          79,549
   1/1/2006 to 12/31/2006..................................   $10.00666    $11.17973         312,648
   1/1/2007 to 12/31/2007..................................   $11.17973    $12.05540         406,763

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................   $10.14681    $12.00823           5,162
   1/1/2006 to 12/31/2006..................................   $12.00823    $16.13799          20,531
   1/1/2007 to 12/31/2007..................................   $16.13799    $12.69700          21,270

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................   $ 9.99857    $10.02663           6,370
   1/1/2006 to 12/31/2006..................................   $10.02663    $10.89514         122,024
   1/1/2007 to 12/31/2007..................................   $10.89514    $11.67853         126,779

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM
                                DEATH BENEFIT;
                        CONTRACT WITHOUT CREDIT (1.75)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.08463    $10.70700         9,500
   1/1/2006 to 12/31/2006......................  $10.70700    $12.80982        25,181
   1/1/2007 to 12/31/2007......................  $12.80982    $12.73674        20,810

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01104    $10.30402         3,492
   1/1/2006 to 12/31/2006......................  $10.30402    $10.91273         7,505
   1/1/2007 to 12/31/2007......................  $10.91273    $12.73106         6,643

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04541    $10.00979         3,541
   1/1/2006 to 12/31/2006......................  $10.00979    $11.80116         6,534
   1/1/2007 to 12/31/2007......................  $11.80116    $ 9.53648         5,755

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $10.95012         6,603
   1/1/2006 to 12/31/2006......................  $10.95012    $12.15183        27,298
   1/1/2007 to 12/31/2007......................  $12.15183    $13.28069        15,714

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01513    $10.61520           478
   1/1/2006 to 12/31/2006......................  $10.61520    $11.59544         4,679
   1/1/2007 to 12/31/2007......................  $11.59544    $11.61626         8,070

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03274    $10.75090         5,583
   1/1/2006 to 12/31/2006......................  $10.75090    $11.62213         7,285
   1/1/2007 to 12/31/2007......................  $11.62213    $13.01938        13,085

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97652    $ 9.85089        15,123
   1/1/2006 to 12/31/2006......................  $ 9.85089    $10.68405        26,692
   1/1/2007 to 12/31/2007......................  $10.68405    $10.75989        24,995

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $10.57054        20,866
   1/1/2006 to 12/31/2006......................  $10.57054    $11.04128        26,896
   1/1/2007 to 12/31/2007......................  $11.04128    $12.94974        25,581

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91360    $10.64502        10,707
   1/1/2006 to 12/31/2006......................  $10.64502    $12.84720        28,647
   1/1/2007 to 12/31/2007......................  $12.84720    $13.81698        40,398

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07698    $10.54870        26,623
   1/1/2006 to 12/31/2006......................  $10.54870    $12.28149        33,507
   1/1/2007 to 12/31/2007......................  $12.28149    $11.70874        32,908

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $ 9.94204         4,418
   1/1/2006 to 12/31/2006......................  $ 9.94204    $10.72896        24,695
   1/1/2007 to 12/31/2007......................  $10.72896    $11.18525        30,524

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12596    $10.89480        18,518
   1/1/2006 to 12/31/2006......................  $10.89480    $11.48278        41,978
   1/1/2007 to 12/31/2007......................  $11.48278    $12.97301        31,295

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96597    $10.46963        19,523
   1/1/2006 to 12/31/2006......................  $10.46963    $12.79078        28,556
   1/1/2007 to 12/31/2007......................  $12.79078    $13.75137        30,412

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03665    $10.75107         4,768
   1/1/2006 to 12/31/2006......................  $10.75107    $11.58767        30,668
   1/1/2007 to 12/31/2007......................  $11.58767    $13.10790        27,366

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06474    $10.34492         1,484
   1/1/2006 to 12/31/2006......................  $10.34492    $11.61572        15,614
   1/1/2007 to 12/31/2007......................  $11.61572    $11.72909        17,812

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM
                                DEATH BENEFIT;
                        CONTRACT WITHOUT CREDIT (1.75)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005............................  $10.05547    $11.32716          8,483
   1/1/2006 to 12/31/2006..............................  $11.32716    $12.69768         17,092
   1/1/2007 to 12/31/2007..............................  $12.69768    $15.24881         16,829

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02168    $10.87658         27,798
   1/1/2006 to 12/31/2006..............................  $10.87658    $11.83925         44,869
   1/1/2007 to 12/31/2007..............................  $11.83925    $12.00327         48,320

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99857    $10.04905         14,189
   1/1/2006 to 12/31/2006..............................  $10.04905    $10.25413         50,342
   1/1/2007 to 12/31/2007..............................  $10.25413    $10.76200         48,426

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99857    $10.03662         21,008
   1/1/2006 to 12/31/2006..............................  $10.03662    $10.64975         58,336
   1/1/2007 to 12/31/2007..............................  $10.64975    $11.37820         88,753

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04838    $10.63867         25,470
   1/1/2006 to 12/31/2006..............................  $10.63867    $12.55205         45,758
   1/1/2007 to 12/31/2007..............................  $12.55205    $11.64327         36,207

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02839    $10.34748          1,831
   1/1/2006 to 12/31/2006..............................  $10.34748    $11.44053          8,710
   1/1/2007 to 12/31/2007..............................  $11.44053    $11.95361         11,256

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94911    $ 9.44213         29,157
   1/1/2006 to 12/31/2006..............................  $ 9.44213    $ 9.86229         45,998
   1/1/2007 to 12/31/2007..............................  $ 9.86229    $10.62669         53,564

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00257    $11.72986         75,428
   1/1/2006 to 12/31/2006..............................  $11.72986    $13.35751        170,787
   1/1/2007 to 12/31/2007..............................  $13.35751    $18.44421        177,714
Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88074    $12.05243         12,838
   1/1/2006 to 12/31/2006..............................  $12.05243    $15.94128         61,892
   1/1/2007 to 12/31/2007..............................  $15.94128    $22.48208         37,368

Janus Aspen Large Cap Growth Portfolio - Service Shares

   1/6/2003* to 12/31/2003.............................  $ 1.02242    $ 1.24188        357,235
   1/1/2004 to 12/31/2004..............................  $ 1.24188    $ 1.27175        546,518
   1/1/2005 to 12/31/2005..............................  $ 1.27175    $ 1.30011        534,764
   1/1/2006 to 12/31/2006..............................  $ 1.30011    $ 1.42003        533,624
   1/1/2007 to 12/31/2007..............................  $ 1.42003    $ 1.60195        537,973

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.65363         18,371
   1/1/2007 to 12/31/2007..............................  $10.65363    $11.46483         27,833

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.47604         26,487
   1/1/2007 to 12/31/2007..............................  $10.47604    $11.47042         27,970

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.57469         22,315
   1/1/2007 to 12/31/2007..............................  $10.57469    $11.28114         28,755

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99857    $ 9.97857              0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES : Greater of Roll-up or Step-up GMDB; Contract With
                                 Credit (1.85)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01721     $1.23477        7,912,908
   1/1/2004 to 12/31/2004......................   $1.23477     $1.32919       13,436,947
   1/1/2005 to 12/31/2005......................   $1.32919     $1.49509       15,822,196
   1/1/2006 to 12/31/2006......................   $1.49509     $1.49421       15,159,299
   1/1/2007 to 12/31/2007......................   $1.49421     $1.64298       13,424,885

Prudential Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01830     $1.25211        3,449,281
   1/1/2004 to 12/31/2004......................   $1.25211     $1.35138        7,144,999
   1/1/2005 to 12/31/2005......................   $1.35138     $1.47916       10,241,701
   1/1/2006 to 12/31/2006......................   $1.47916     $1.63492        9,863,914
   1/1/2007 to 12/31/2007......................   $1.63492     $1.75467        9,260,533

Prudential Global Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00585     $1.27928        1,880,748
   1/1/2004 to 12/31/2004......................   $1.27928     $1.37645        4,088,410
   1/1/2005 to 12/31/2005......................   $1.37645     $1.56857        4,477,903
   1/1/2006 to 12/31/2006......................   $1.56857     $1.84268        4,947,798
   1/1/2007 to 12/31/2007......................   $1.84268     $1.99857        4,608,449

Prudential Money Market Portfolio

   1/6/2003* to 12/31/2003.....................   $0.99993     $0.99008        4,740,923
   1/1/2004 to 12/31/2004......................   $0.99008     $0.98200        9,164,991
   1/1/2005 to 12/31/2005......................   $0.98200     $0.99223        7,793,803
   1/1/2006 to 12/31/2006......................   $0.99223     $1.02074       19,399,309
   1/1/2007 to 12/31/2007......................   $1.02074     $1.05300       22,124,022

Prudential Stock Index Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02196     $1.21877       15,302,286
   1/1/2004 to 12/31/2004......................   $1.21877     $1.32170       29,070,956
   1/1/2005 to 12/31/2005......................   $1.32170     $1.35659       31,764,630
   1/1/2006 to 12/31/2006......................   $1.35659     $1.53903       29,505,900
   1/1/2007 to 12/31/2007......................   $1.53903     $1.58794       26,539,187

Prudential Value Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02522     $1.21867        3,460,913
   1/1/2004 to 12/31/2004......................   $1.21867     $1.39160        7,853,002
   1/1/2005 to 12/31/2005......................   $1.39160     $1.59405       11,040,321
   1/1/2006 to 12/31/2006......................   $1.59405     $1.87729       13,379,488
   1/1/2007 to 12/31/2007......................   $1.87729     $1.90184       10,966,870

SP Aggressive Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01309     $1.27356        6,167,864
   1/1/2004 to 12/31/2004......................   $1.27356     $1.43488       17,122,796
   1/1/2005 to 12/31/2005......................   $1.43488     $1.55656       21,642,271
   1/1/2006 to 12/31/2006......................   $1.55656     $1.74642       20,537,966
   1/1/2007 to 12/31/2007......................   $1.74642     $1.87227       18,024,172

SP AIM Aggressive Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01130     $1.21618        1,561,412
   1/1/2004 to 12/31/2004......................   $1.21618     $1.33573        2,836,670
   1/1/2005 to 4/29/2005.......................   $1.33573     $1.23155                0

SP AIM Core Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01228     $1.19096          790,191
   1/1/2004 to 12/31/2004......................   $1.19096     $1.27217        2,254,153
   1/1/2005 to 12/31/2005......................   $1.27217     $1.30698        2,501,519
   1/1/2006 to 12/31/2006......................   $1.30698     $1.48923        2,528,425
   1/1/2007 to 12/31/2007......................   $1.48923     $1.57639        2,340,126

SP T. Rowe Price Large-Cap Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01904     $1.17423        3,090,700
   1/1/2004 to 12/31/2004......................   $1.17423     $1.22313        5,297,964
   1/1/2005 to 12/31/2005......................   $1.22313     $1.39908        6,052,151
   1/1/2006 to 12/31/2006......................   $1.39908     $1.45490        6,108,413
   1/1/2007 to 12/31/2007......................   $1.45490     $1.54557        5,853,563

SP Balanced Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00975     $1.18869       47,305,493
   1/1/2004 to 12/31/2004......................   $1.18869     $1.29657      105,677,208
   1/1/2005 to 12/31/2005......................   $1.29657     $1.36993      127,420,843
   1/1/2006 to 12/31/2006......................   $1.36993     $1.48881      116,597,795
   1/1/2007 to 12/31/2007......................   $1.48881     $1.59827      105,283,994

SP Conservative Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00741     $1.13146       22,991,929
   1/1/2004 to 12/31/2004......................   $1.13146     $1.20965       48,089,133
   1/1/2005 to 12/31/2005......................   $1.20965     $1.25791       57,555,641
   1/1/2006 to 12/31/2006......................   $1.25791     $1.34225       49,148,659
   1/1/2007 to 12/31/2007......................   $1.34225     $1.44153       45,552,727

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES : Greater of Roll-up or Step-up GMDB; Contract With
                                 Credit (1.85)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Davis Value Portfolio

   1/6/2003* to 12/31/2003....................   $1.00884     $1.24312        9,765,567
   1/1/2004 to 12/31/2004.....................   $1.24312     $1.37343       18,672,074
   1/1/2005 to 12/31/2005.....................   $1.37343     $1.47683       20,457,862
   1/1/2006 to 12/31/2006.....................   $1.47683     $1.66782       21,234,229
   1/1/2007 to 12/31/2007.....................   $1.66782     $1.71245       19,869,426

SP Small-Cap Value Portfolio

   1/6/2003* to 12/31/2003....................   $1.01508     $1.28460        8,900,299
   1/1/2004 to 12/31/2004.....................   $1.28460     $1.52212       17,792,049
   1/1/2005 to 12/31/2005.....................   $1.52212     $1.56346       19,555,262
   1/1/2006 to 12/31/2006.....................   $1.56346     $1.75933       17,498,847
   1/1/2007 to 12/31/2007.....................   $1.75933     $1.66450       15,823,121

SP Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003....................   $1.01131     $1.23434       39,541,643
   1/1/2004 to 12/31/2004.....................   $1.23434     $1.37008       96,333,323
   1/1/2005 to 12/31/2005.....................   $1.37008     $1.46948      118,556,122
   1/1/2006 to 12/31/2006.....................   $1.46948     $1.62872      110,955,470
   1/1/2007 to 12/31/2007.....................   $1.62872     $1.74664       98,756,600

SP Large Cap Value Portfolio

   1/6/2003* to 12/31/2003....................   $1.02721     $1.20922        3,158,789
   1/1/2004 to 12/31/2004.....................   $1.20922     $1.39807        5,735,919
   1/1/2005 to 12/31/2005.....................   $1.39807     $1.46406        7,130,967
   1/1/2006 to 12/31/2006.....................   $1.46406     $1.70301        6,260,223
   1/1/2007 to 12/31/2007.....................   $1.70301     $1.62466        5,823,277

SP International Value Portfolio

   1/6/2003* to 12/31/2003....................   $1.01277     $1.22851        3,172,821
   1/1/2004 to 12/31/2004.....................   $1.22851     $1.39687        5,858,191
   1/1/2005 to 12/31/2005.....................   $1.39687     $1.56044        7,520,402
   1/1/2006 to 12/31/2006.....................   $1.56044     $1.97800        7,744,579
   1/1/2007 to 12/31/2007.....................   $1.97800     $2.29304        7,790,675

SP MFS Capital Opportunities Portfolio

   1/6/2003* to 12/31/2003....................   $1.02108     $1.20192        1,080,405
   1/1/2004 to 12/31/2004.....................   $1.20192     $1.32630        2,002,257
   1/1/2005 to 4/29/2005......................   $1.32630     $1.23763                0

SP Mid Cap Growth Portfolio

   1/6/2003* to 12/31/2003....................   $1.00459     $1.33337        3,770,679
   1/1/2004 to 12/31/2004.....................   $1.33337     $1.56511        7,688,437
   1/1/2005 to 12/31/2005.....................   $1.56511     $1.61752       10,847,494
   1/1/2006 to 12/31/2006.....................   $1.61752     $1.55737       10,284,005
   1/1/2007 to 12/31/2007.....................   $1.55737     $1.77674        8,837,953

SP PIMCO High Yield Portfolio

   1/6/2003* to 12/31/2003....................   $1.00526     $1.19293        9,624,581
   1/1/2004 to 12/31/2004.....................   $1.19293     $1.28056       17,971,925
   1/1/2005 to 12/31/2005.....................   $1.28056     $1.30794       18,893,196
   1/1/2006 to 12/31/2006.....................   $1.30794     $1.40626       17,416,000
   1/1/2007 to 12/31/2007.....................   $1.40626     $1.43310       15,707,477

SP PIMCO Total Return Portfolio

   1/6/2003* to 12/31/2003....................   $1.00073     $1.04222       17,952,432
   1/1/2004 to 12/31/2004.....................   $1.04222     $1.07746       31,809,299
   1/1/2005 to 12/31/2005.....................   $1.07746     $1.08351       35,747,834
   1/1/2006 to 12/31/2006.....................   $1.08351     $1.10304       34,124,165
   1/1/2007 to 12/31/2007.....................   $1.10304     $1.18509       32,350,082

SP Prudential U.S. Emerging Growth Portfolio

   1/6/2003* to 12/31/2003....................   $1.01860     $1.36051        4,878,831
   1/1/2004 to 12/31/2004.....................   $1.36051     $1.62154        9,121,172
   1/1/2005 to 12/31/2005.....................   $1.62154     $1.87514       13,292,071
   1/1/2006 to 12/31/2006.....................   $1.87514     $2.01771       11,960,704
   1/1/2007 to 12/31/2007.....................   $2.01771     $2.31396       10,757,419

SP Small Cap Growth Portfolio

   1/6/2003* to 12/31/2003....................   $1.01402     $1.29612        1,566,777
   1/1/2004 to 12/31/2004.....................   $1.29612     $1.26084        4,093,967
   1/1/2005 to 12/31/2005.....................   $1.26084     $1.26860        5,868,216
   1/1/2006 to 12/31/2006.....................   $1.26860     $1.39986        5,152,366
   1/1/2007 to 12/31/2007.....................   $1.39986     $1.46178        4,779,033

SP Strategic Partners Focused Growth Portfolio

   1/6/2003* to 12/31/2003....................   $1.01515     $1.18852          855,905
   1/1/2004 to 12/31/2004.....................   $1.18852     $1.29034        1,801,016
   1/1/2005 to 12/31/2005.....................   $1.29034     $1.45888        2,295,092
   1/1/2006 to 12/31/2006.....................   $1.45888     $1.42295        2,597,720
   1/1/2007 to 12/31/2007.....................   $1.42295     $1.60999        2,494,918

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES : Greater of Roll-up or Step-up GMDB; Contract With
                                 Credit (1.85)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
SP Technology Portfolio

   1/6/2003* to 12/31/2003.................................  $ 1.03404    $ 1.33452       1,534,324
   1/1/2004 to 12/31/2004..................................  $ 1.33452    $ 1.31015       3,524,469
   1/1/2005 to 4/29/2005...................................  $ 1.31015    $ 1.16857               0

SP International Growth Portfolio

   1/6/2003* to 12/31/2003.................................  $ 1.01148    $ 1.34511       2,468,449
   1/1/2004 to 12/31/2004..................................  $ 1.34511    $ 1.53919       6,074,161
   1/1/2005 to 12/31/2005..................................  $ 1.53919    $ 1.75899       7,869,114
   1/1/2006 to 12/31/2006..................................  $ 1.75899    $ 2.09066       8,487,897
   1/1/2007 to 12/31/2007..................................  $ 2.09066    $ 2.45365       8,079,834

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99849    $ 9.99590          95,244
   1/1/2006 to 12/31/2006..................................  $ 9.99590    $11.35420         813,856
   1/1/2007 to 12/31/2007..................................  $11.35420    $12.21239         703,780

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09301    $11.69551               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07933    $10.29547          18,650
   1/1/2006 to 12/31/2006..................................  $10.29547    $12.26698          61,361
   1/1/2007 to 12/31/2007..................................  $12.26698    $11.61345          58,664

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05444    $10.25023          22,426
   1/1/2006 to 12/31/2006..................................  $10.25023    $11.80266         104,351
   1/1/2007 to 12/31/2007..................................  $11.80266    $12.18132         123,365

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04972    $11.30859               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04951    $10.38458          44,390
   1/1/2006 to 12/31/2006..................................  $10.38458    $11.48118          50,706
   1/1/2007 to 12/31/2007..................................  $11.48118    $11.50630          60,441

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06621    $10.31731          23,417
   1/1/2006 to 02/31/2006..................................  $10.31731    $11.83807          56,971
   1/1/2007 to 12/31/2007..................................  $11.83807    $11.60945          64,709

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04166    $10.30033           3,517
   1/1/2006 to 12/31/2006..................................  $10.30033    $11.09148          38,868
   1/1/2007 to 12/31/2007..................................  $11.09148    $11.86026          63,983

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99849    $10.01590         168,550
   1/1/2006 to 12/31/2006..................................  $10.01590    $10.99149       4,183,865
   1/1/2007 to 12/31/2007..................................  $10.99149    $11.78452       4,157,631

AST Capital Growth Asset Allocation Portfolio
   12/5/2005* to 12/31/2005................................  $ 9.99849    $10.00591         271,067
   1/1/2006 to 12/31/2006..................................  $10.00591    $11.16798       2,555,992
   1/1/2007 to 12/31/2007..................................  $11.16798    $12.03086       2,813,964

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14673    $11.99863          62,136
   1/1/2006 to 12/31/2006..................................  $11.99863    $16.10929         165,581
   1/1/2007 to 12/31/2007..................................  $16.10929    $12.66186         133,932

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99849    $10.02589         130,869
   1/1/2006 to 12/31/2006..................................  $10.02589    $10.88365       1,183,081
   1/1/2007 to 12/31/2007..................................  $10.88365    $11.65473       1,603,773

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08455    $10.69837          28,431
   1/1/2006 to 12/31/2006..................................  $10.69837    $12.78683         141,229
   1/1/2007 to 12/31/2007..................................  $12.78683    $12.70138         144,704

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01096    $10.29588           6,368
   1/1/2006 to 12/31/2006..................................  $10.29588    $10.89350          42,018
   1/1/2007 to 12/31/2007..................................  $10.89350    $12.69610          37,775

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES : Greater of Roll-up or Step-up GMDB; Contract With
                                 Credit (1.85)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04533    $10.00180         10,054
   1/1/2006 to 12/31/2006......................  $10.00180    $11.78019         80,379
   1/1/2007 to 12/31/2007......................  $11.78019    $ 9.51015         69,281

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99849    $10.94154         91,486
   1/1/2006 to 12/31/2006......................  $10.94154    $12.13037        139,719
   1/1/2007 to 12/31/2007......................  $12.13037    $13.24417        134,014

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01505    $10.60689         24,752
   1/1/2006 to 12/31/2006......................  $10.60689    $11.57495         97,014
   1/1/2007 to 12/31/2007......................  $11.57495    $11.58431        120,347

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03266    $10.74244         19,948
   1/1/2006 to 12/31/2006......................  $10.74244    $11.60164         56,556
   1/1/2007 to 12/31/2007......................  $11.60164    $12.98361         85,333

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97644    $ 9.84302         44,590
   1/1/2006 to 12/31/2006......................  $ 9.84302    $10.66520        209,134
   1/1/2007 to 12/31/2007......................  $10.66520    $10.73024        139,684

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99849    $10.56219         35,312
   1/1/2006 to 12/31/2006......................  $10.56219    $11.02181         87,032
   1/1/2007 to 12/31/2007......................  $11.02181    $12.91415        101,961

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91352    $10.63665         51,949
   1/1/2006 to 12/31/2006......................  $10.63665    $12.82472        311,769
   1/1/2007 to 12/31/2007......................  $12.82472    $13.77913        303,100

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07690    $10.54029        243,686
   1/1/2006 to 12/31/2006......................  $10.54029    $12.25979        313,038
   1/1/2007 to 12/31/2007......................  $12.25979    $11.67645        257,723

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99849    $ 9.93422         24,421
   1/1/2006 to 12/31/2006......................  $ 9.93422    $10.71013        169,354
   1/1/2007 to 12/31/2007......................  $10.71013    $11.15465        218,653

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12588    $10.88624        216,181
   1/1/2006 to 12/31/2006......................  $10.88624    $11.46255        621,611
   1/1/2007 to 12/31/2007......................  $11.46255    $12.93731        687,636

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96589    $10.46136         32,211
   1/1/2006 to 12/31/2006......................  $10.46136    $12.76803        150,687
   1/1/2007 to 12/31/2007......................  $12.76803    $13.71339        151,193

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03656    $10.74257         39,172
   1/1/2006 to 12/31/2006......................  $10.74257    $11.56711         53,845
   1/1/2007 to 12/31/2007......................  $11.56711    $13.07172         89,674

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06466    $10.33671         59,207
   1/1/2006 to 12/31/2006......................  $10.33671    $11.59505         84,078
   1/1/2007 to 12/31/2007......................  $11.59505    $11.69659         76,201

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05539    $11.31828         91,975
   1/1/2006 to 12/31/2006......................  $11.31828    $12.67531        225,658
   1/1/2007 to 12/31/2007......................  $12.67531    $15.20699        295,300

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02160    $10.86798        178,889
   1/1/2006 to 12/31/2006......................  $10.86798    $11.81836        301,689
   1/1/2007 to 12/31/2007......................  $11.81836    $11.97045        271,397

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES : Greater of Roll-up or Step-up GMDB; Contract With
                                 Credit (1.85)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99849    $10.04149          36,869
   1/1/2006 to 12/31/2006..............................  $10.04149    $10.23645          84,461
   1/1/2007 to 12/31/2007..............................  $10.23645    $10.73278         134,855

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99849    $10.03587             537
   1/1/2006 to 12/31/2006..............................  $10.03587    $10.63848         385,755
   1/1/2007 to 12/31/2007..............................  $10.63848    $11.35498         703,074

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04830    $10.63029          70,339
   1/1/2006 to 12/31/2006..............................  $10.63029    $12.52990         188,252
   1/1/2007 to 12/31/2007..............................  $12.52990    $11.61114         128,745

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02831    $10.33934          40,847
   1/1/2006 to 12/31/2006..............................  $10.33934    $11.42032          93,717
   1/1/2007 to 12/31/2007..............................  $11.42032    $11.92072         132,683

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94903    $ 9.43459          71,240
   1/1/2006 to 12/31/2006..............................  $ 9.43459    $ 9.84465         145,931
   1/1/2007 to 12/31/2007..............................  $ 9.84465    $10.59715         176,524

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00249    $11.72055         438,973
   1/1/2006 to 12/31/2006..............................  $11.72055    $13.33383         774,342
   1/1/2007 to 12/31/2007..............................  $13.33383    $18.39342         776,510

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88066    $12.04289         141,442
   1/1/2006 to 12/31/2006..............................  $12.04289    $15.91315         283,435
   1/1/2007 to 12/31/2007..............................  $15.91315    $22.42029         349,087

Janus Aspen Large Cap Growth Portfolio - Service Shares

   1/6/2003* to 12/31/2003.............................  $ 1.02241    $ 1.24068         998,406
   1/1/2004 to 12/31/2004..............................  $ 1.24068    $ 1.26938       2,453,968
   1/1/2005 to 12/31/2005..............................  $ 1.26938    $ 1.29646       2,767,969
   1/1/2006 to 12/31/2006..............................  $ 1.29646    $ 1.41469       2,938,402
   1/1/2007 to 12/31/2007..............................  $ 1.41469    $ 1.59441       2,819,654

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99849    $10.64543         300,252
   1/1/2007 to 12/31/2007..............................  $10.64543    $11.44473         280,190

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99849    $10.46792         266,837
   1/1/2007 to 12/31/2007..............................  $10.46792    $11.45026         573,978

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99849    $10.56655         162,935
   1/1/2007 to 12/31/2007..............................  $10.56655    $11.26132         294,303

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99849    $ 9.97743               0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Highest Daily Value Contract Without Credit (1.90)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06185    $11.79695             0
   1/1/2006 to 12/31/2006......................  $11.79695    $11.78454             0
   1/1/2007 to 12/31/2007......................  $11.78454    $12.95112             0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04823    $11.08380             0
   1/1/2006 to 12/31/2006......................  $11.08380    $12.24493             0
   1/1/2007 to 12/31/2007......................  $12.24493    $13.13575             0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98640    $11.32144             0
   1/1/2006 to 12/31/2006......................  $11.32144    $13.29406             0
   1/1/2007 to 12/31/2007......................  $13.29406    $14.41170             0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $10.00032    $10.09556             0
   1/1/2006 to 12/31/2006......................  $10.09556    $10.37845             0
   1/1/2007 to 12/31/2007......................  $10.37845    $10.69912             0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05637    $10.36598             0
   1/1/2006 to 12/31/2006......................  $10.36598    $11.75471             0
   1/1/2007 to 12/31/2007......................  $11.75471    $12.12238             0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03773    $11.24237             0
   1/1/2006 to 12/31/2006......................  $11.24237    $13.23313             0
   1/1/2007 to 12/31/2007......................  $13.23313    $13.39917             0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03212    $10.96759             0
   1/1/2006 to 12/31/2006......................  $10.96759    $12.29989             0
   1/1/2007 to 12/31/2007......................  $12.29989    $13.17969             0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06907    $ 9.48691             0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02541    $10.22220             0
   1/1/2006 to 12/31/2006......................  $10.22220    $11.64232             0
   1/1/2007 to 12/31/2007......................  $11.64232    $12.31797             0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03040    $12.11549             0
   1/1/2006 to 12/31/2006......................  $12.11549    $12.59314             0
   1/1/2007 to 12/31/2007......................  $12.59314    $13.37156             0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01737    $10.65865        44,166
   1/1/2006 to 12/31/2006......................  $10.65865    $11.57861        43,307
   1/1/2007 to 12/31/2007......................  $11.57861    $12.42389        42,932

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00742    $10.48736         7,150
   1/1/2006 to 12/31/2006......................  $10.48736    $11.18453         7,200
   1/1/2007 to 12/31/2007......................  $11.18453    $12.00521         4,335

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02533    $10.61303             0
   1/1/2006 to 12/31/2006......................  $10.61303    $11.98042             0
   1/1/2007 to 12/31/2007......................  $11.98042    $12.29462             0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05755    $10.49332             0
   1/1/2006 to 12/31/2006......................  $10.49332    $11.80195             0
   1/1/2007 to 12/31/2007......................  $11.80195    $11.16077             0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02925    $10.82561        92,927
   1/1/2006 to 12/31/2006......................  $10.82561    $11.99312        85,758
   1/1/2007 to 12/31/2007......................  $11.99312    $12.85451        85,842

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Highest Daily Value Contract Without Credit (1.90)

                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                 AT BEGINNING    AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                 ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07604    $10.46793           0
   1/1/2006 to 12/31/2006.......................  $10.46793    $12.17107           0
   1/1/2007 to 12/31/2007.......................  $12.17107    $11.60534           0

SP International Value Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.91243    $10.65157           0
   1/1/2006 to 12/31/2006.......................  $10.65157    $13.49511           0
   1/1/2007 to 12/31/2007.......................  $13.49511    $15.63700           0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005......................  $10.05626    $ 9.60725           0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.02853    $10.67909           0
   1/1/2006 to 12/31/2006.......................  $10.67909    $10.27684           0
   1/1/2007 to 12/31/2007.......................  $10.27684    $11.71880           0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.98919    $10.12328           0
   1/1/2006 to 12/31/2006.......................  $10.12328    $10.87965           0
   1/1/2007 to 12/31/2007.......................  $10.87965    $11.08121           0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.99845    $10.15441           0
   1/1/2006 to 12/31/2006.......................  $10.15441    $10.33209           0
   1/1/2007 to 12/31/2007.......................  $10.33209    $11.09590           0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03605    $11.73107           0
   1/1/2006 to 12/31/2006.......................  $11.73107    $12.61657           0
   1/1/2007 to 12/31/2007.......................  $12.61657    $14.46191           0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03066    $10.49986           0
   1/1/2006 to 12/31/2006.......................  $10.49986    $11.58092           0
   1/1/2007 to 12/31/2007.......................  $11.58092    $12.08752           0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07387    $11.97424           0
   1/1/2006 to 12/31/2006.......................  $11.97424    $11.67380           0
   1/1/2007 to 12/31/2007.......................  $11.67380    $13.20089           0

SP Technology Portfolio

   3/14/2005* to 4/29/2005......................  $10.04340    $ 9.59368           0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.92661    $11.28228           0
   1/1/2006 to 12/31/2006.......................  $11.28228    $13.40292           0
   1/1/2007 to 12/31/2007.......................  $13.40292    $15.72235           0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005.....................  $ 9.99845    $ 9.99554           0
   1/1/2006 to 12/31/2006.......................  $ 9.99554    $11.34830           0
   1/1/2007 to 12/31/2007.......................  $11.34830    $12.20009           0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005.....................  $10.09297    $11.69133           0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07929    $10.29137           0
   1/1/2006 to 12/31/2006.......................  $10.29137    $12.25615           0
   1/1/2007 to 12/31/2007.......................  $12.25615    $11.59745           0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005.....................  $10.05440    $10.24623           0
   1/1/2006 to 12/31/2006.......................  $10.24623    $11.79214           0
   1/1/2007 to 12/31/2007.......................  $11.79214    $12.16446           0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005.....................  $10.04968    $11.30450           0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Highest Daily Value Contract Without Credit (1.90)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04947    $10.38054               0
   1/1/2006 to 12/31/2006..................................  $10.38054    $11.47106               0
   1/1/2007 to 12/31/2007..................................  $11.47106    $11.49052               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06617    $10.31315               0
   1/1/2006 to 12/31/2006..................................  $10.31315    $11.82754               0
   1/1/2007 to 12/31/2007..................................  $11.82754    $11.59346               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04162    $10.29617               0
   1/1/2006 to 12/31/2006..................................  $10.29617    $11.08163               0
   1/1/2007 to 12/31/2007..................................  $11.08163    $11.84385          10,279

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99845    $10.01550           5,451
   1/1/2006 to 12/31/2006..................................  $10.01550    $10.98569         583,389
   1/1/2007 to 12/31/2007..................................  $10.98569    $11.77245       1,859,641

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99845    $10.00552           2,726
   1/1/2006 to 12/31/2006..................................  $10.00552    $11.16214         696,836
   1/1/2007 to 12/31/2007..................................  $11.16214    $12.01860       1,899,240

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14669    $11.99398               0
   1/1/2006 to 12/31/2006..................................  $11.99398    $16.09509               0
   1/1/2007 to 12/31/2007..................................  $16.09509    $12.64447               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99845    $10.02548           2,726
   1/1/2006 to 12/31/2006..................................  $10.02548    $10.87782         198,275
   1/1/2007 to 12/31/2007..................................  $10.87782    $11.64277         528,469

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08451    $10.69422               0
   1/1/2006 to 12/31/2006..................................  $10.69422    $12.77562               0
   1/1/2007 to 12/31/2007..................................  $12.77562    $12.68399               0

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01092    $10.29177               0
   1/1/2006 to 12/31/2006..................................  $10.29177    $10.88374               0
   1/1/2007 to 12/31/2007..................................  $10.88374    $12.67848               0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04529    $ 9.99789               0
   1/1/2006 to 12/31/2006..................................  $ 9.99789    $11.76968               0
   1/1/2007 to 12/31/2007..................................  $11.76968    $ 9.49700               0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99845    $10.93708               0
   1/1/2006 to 12/31/2006..................................  $10.93708    $12.11939               0
   1/1/2007 to 12/31/2007..................................  $12.11939    $13.22558               0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01501    $10.60266               0
   1/1/2006 to 12/31/2006..................................  $10.60266    $11.56456               0
   1/1/2007 to 12/31/2007..................................  $11.56456    $11.56821          25,715

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.03262    $10.73810               0
   1/1/2006 to 12/31/2006..................................  $10.73810    $11.59121               0
   1/1/2007 to 12/31/2007..................................  $11.59121    $12.96551               0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.97640    $ 9.83917               0
   1/1/2006 to 12/31/2006..................................  $ 9.83917    $10.65578               0
   1/1/2007 to 12/31/2007..................................  $10.65578    $10.71545               0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99845    $10.55813               0
   1/1/2006 to 12/31/2006..................................  $10.55813    $11.01205               0
   1/1/2007 to 12/31/2007..................................  $11.01205    $12.89631               0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Highest Daily Value Contract Without Credit (1.90)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING    AT END    UNITS OUTSTANDING
                                               OF PERIOD    OF PERIOD   AT END OF PERIOD
                                              ------------ ------------ -----------------
AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.91348    $10.63239              0
   1/1/2006 to 12/31/2006....................  $10.63239    $12.81320              0
   1/1/2007 to 12/31/2007....................  $12.81320    $13.75995              0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.07686    $10.53628              0
   1/1/2006 to 12/31/2006....................  $10.53628    $12.24906              0
   1/1/2007 to 12/31/2007....................  $12.24906    $11.66043              0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99845    $ 9.93026              0
   1/1/2006 to 12/31/2006....................  $ 9.93026    $10.70056              0
   1/1/2007 to 12/31/2007....................  $10.70056    $11.13919              0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.12584    $10.88186              0
   1/1/2006 to 12/31/2006....................  $10.88186    $11.45220              0
   1/1/2007 to 12/31/2007....................  $11.45220    $12.91932              0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.96585    $10.45720              0
   1/1/2006 to 12/31/2006....................  $10.45720    $12.75677              0
   1/1/2007 to 12/31/2007....................  $12.75677    $13.69463              0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.03652    $10.73838              0
   1/1/2006 to 12/31/2006....................  $10.73838    $11.55696              0
   1/1/2007 to 12/31/2007....................  $11.55696    $13.05382              0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.06462    $10.33267              0
   1/1/2006 to 12/31/2006....................  $10.33267    $11.58488              0
   1/1/2007 to 12/31/2007....................  $11.58488    $11.68066              0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.05535    $11.31373              0
   1/1/2006 to 12/31/2006....................  $11.31373    $12.66399              0
   1/1/2007 to 12/31/2007....................  $12.66399    $15.18589              0

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.02156    $10.86366              0
   1/1/2006 to 12/31/2006....................  $10.86366    $11.80784              0
   1/1/2007 to 12/31/2007....................  $11.80784    $11.95373              0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99845    $10.03722              0
   1/1/2006 to 12/31/2006....................  $10.03722    $10.22695              0
   1/1/2007 to 12/31/2007....................  $10.22695    $10.71750              0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005..................  $ 9.99845    $10.03548              0
   1/1/2006 to 12/31/2006....................  $10.03548    $10.63282         33,620
   1/1/2007 to 12/31/2007....................  $10.63282    $11.34340        192,633

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.04826    $10.62596              0
   1/1/2006 to 12/31/2006....................  $10.62596    $12.51865              0
   1/1/2007 to 12/31/2007....................  $12.51865    $11.59499              0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005..................  $10.02827    $10.33522              0
   1/1/2006 to 12/31/2006....................  $10.33522    $11.41015              0
   1/1/2007 to 12/31/2007....................  $11.41015    $11.90429        216,312

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.94899    $ 9.43088              0
   1/1/2006 to 12/31/2006....................  $ 9.43088    $ 9.83592              0
   1/1/2007 to 12/31/2007....................  $ 9.83592    $10.58257              0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005..................  $10.00245    $11.71590              0
   1/1/2006 to 12/31/2006....................  $11.71590    $13.32198              0
   1/1/2007 to 12/31/2007....................  $13.32198    $18.36788              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Highest Daily Value Contract Without Credit (1.90)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88062    $12.03802              0
   1/1/2006 to 12/31/2006..............................  $12.03802    $15.89893              0
   1/1/2007 to 12/31/2007..............................  $15.89893    $22.38911              0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04439    $10.37559              0
   1/1/2006 to 12/31/2006..............................  $10.37559    $11.31624              0
   1/1/2007 to 12/31/2007..............................  $11.31624    $12.74716              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99845    $10.64132        118,534
   1/1/2007 to 12/31/2007..............................  $10.64132    $11.43460        381,987

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99845    $10.46392        160,806
   1/1/2007 to 12/31/2007..............................  $10.46392    $11.44013        410,282

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99845    $10.56241        121,250
   1/1/2007 to 12/31/2007..............................  $10.56241    $11.25138        309,496

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99845    $ 9.97679              0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Base Death Benefit, Lifetime Five, Contract Without
                                 Credit (2.00)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06177    $11.78772               0
   1/1/2006 to 12/31/2006......................  $11.78772    $11.76376               0
   1/1/2007 to 12/31/2007......................  $11.76376    $12.91558               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04815    $11.07519               0
   1/1/2006 to 12/31/2006......................  $11.07519    $12.22350               0
   1/1/2007 to 12/31/2007......................  $12.22350    $13.09998               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98632    $11.31248               0
   1/1/2006 to 12/31/2006......................  $11.31248    $13.27058               0
   1/1/2007 to 12/31/2007......................  $13.27058    $14.37209               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $10.00024    $10.08772               0
   1/1/2006 to 12/31/2006......................  $10.08772    $10.36025               0
   1/1/2007 to 12/31/2007......................  $10.36025    $10.66982               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05629    $10.35788               0
   1/1/2006 to 12/31/2006......................  $10.35788    $11.73400               0
   1/1/2007 to 12/31/2007......................  $11.73400    $12.08914               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03765    $11.23352               0
   1/1/2006 to 12/31/2006......................  $11.23352    $13.20981               0
   1/1/2007 to 12/31/2007......................  $13.20981    $13.36238               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03204    $10.95894               0
   1/1/2006 to 12/31/2006......................  $10.95894    $12.27809               0
   1/1/2007 to 12/31/2007......................  $12.27809    $13.14330               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06899    $ 9.48565               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02533    $10.21401               0
   1/1/2006 to 12/31/2006......................  $10.21401    $11.62155               0
   1/1/2007 to 12/31/2007......................  $11.62155    $12.28390               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03032    $12.10593               0
   1/1/2006 to 12/31/2006......................  $12.10593    $12.57084               0
   1/1/2007 to 12/31/2007......................  $12.57084    $13.33475               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01729    $10.65024       2,725,042
   1/1/2006 to 12/31/2006......................  $10.65024    $11.55811       2,659,884
   1/1/2007 to 12/31/2007......................  $11.55811    $12.38975       2,429,108

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00734    $10.47908       1,258,175
   1/1/2006 to 12/31/2006......................  $10.47908    $11.16484       1,277,308
   1/1/2007 to 12/31/2007......................  $11.16484    $11.97229       1,163,368

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02525    $10.60473               0
   1/1/2006 to 12/31/2006......................  $10.60473    $11.95928               0
   1/1/2007 to 12/31/2007......................  $11.95928    $12.26087               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05747    $10.48505               0
   1/1/2006 to 12/31/2006......................  $10.48505    $11.78115               0
   1/1/2007 to 12/31/2007......................  $11.78115    $11.13005               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02917    $10.81701       3,328,235
   1/1/2006 to 12/31/2006......................  $10.81701    $11.97192       3,228,143
   1/1/2007 to 12/31/2007......................  $11.97192    $12.81910       2,963,366

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Base Death Benefit, Lifetime Five, Contract Without
                                 Credit (2.00)

                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                 AT BEGINNING    AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                 ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07596    $10.45971              0
   1/1/2006 to 12/31/2006.......................  $10.45971    $12.14956              0
   1/1/2007 to 12/31/2007.......................  $12.14956    $11.57340              0

SP International Value Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.91235    $10.64312              0
   1/1/2006 to 12/31/2006.......................  $10.64312    $13.47116              0
   1/1/2007 to 12/31/2007.......................  $13.47116    $15.59379              0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005......................  $10.05618    $ 9.60596              0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.02845    $10.67070              0
   1/1/2006 to 12/31/2006.......................  $10.67070    $10.25869              0
   1/1/2007 to 12/31/2007.......................  $10.25869    $11.68652              0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.98911    $10.11520              0
   1/1/2006 to 12/31/2006.......................  $10.11520    $10.86034              0
   1/1/2007 to 12/31/2007.......................  $10.86034    $11.05070              0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.99837    $10.14640              0
   1/1/2006 to 12/31/2006.......................  $10.14640    $10.31390              0
   1/1/2007 to 12/31/2007.......................  $10.31390    $11.06532              0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03597    $11.72183              0
   1/1/2006 to 12/31/2006.......................  $11.72183    $12.59428              0
   1/1/2007 to 12/31/2007.......................  $12.59428    $14.42204              0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03058    $10.49152              0
   1/1/2006 to 12/31/2006.......................  $10.49152    $11.56036              0
   1/1/2007 to 12/31/2007.......................  $11.56036    $12.05409              0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07379    $11.96474              0
   1/1/2006 to 12/31/2006.......................  $11.96474    $11.65317              0
   1/1/2007 to 12/31/2007.......................  $11.65317    $13.16463              0

SP Technology Portfolio

   3/14/2005* to 4/29/2005......................  $10.04332    $ 9.59243              0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.92653    $11.27341              0
   1/1/2006 to 12/31/2006.......................  $11.27341    $13.37927              0
   1/1/2007 to 12/31/2007.......................  $13.37927    $15.67909              0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005.....................  $ 9.99837    $ 9.99478              0
   1/1/2006 to 12/31/2006.......................  $ 9.99478    $11.33625        180,371
   1/1/2007 to 12/31/2007.......................  $11.33625    $12.17518        521,702

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005.....................  $10.09289    $11.68298              0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07921    $10.28329              0
   1/1/2006 to 12/31/2006.......................  $10.28329    $12.23446         21,928
   1/1/2007 to 12/31/2007.......................  $12.23446    $11.56559        234,374

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005.....................  $10.05432    $10.23808              0
   1/1/2006 to 12/31/2006.......................  $10.23808    $11.77136          9,710
   1/1/2007 to 12/31/2007.......................  $11.77136    $12.13101        238,497

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005.....................  $10.04960    $11.29641              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Base Death Benefit, Lifetime Five, Contract Without
                                 Credit (2.00)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04939    $10.37238               0
   1/1/2006 to 12/31/2006..................................  $10.37238    $11.45078           3,096
   1/1/2007 to 12/31/2007..................................  $11.45078    $11.45877          20,820

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06609    $10.30508               0
   1/1/2006 to 12/31/2006..................................  $10.30508    $11.80673          17,847
   1/1/2007 to 12/31/2007..................................  $11.80673    $11.56160          34,485

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04154    $10.28803               0
   1/1/2006 to 12/31/2006..................................  $10.28803    $11.06202          21,122
   1/1/2007 to 12/31/2007..................................  $11.06202    $11.81124          72,333

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.01475         145,483
   1/1/2006 to 12/31/2006..................................  $10.01475    $10.97421       2,964,674
   1/1/2007 to 12/31/2007..................................  $10.97421    $11.74849       4,498,823

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.00476          81,150
   1/1/2006 to 12/31/2006..................................  $10.00476    $11.15035       3,020,338
   1/1/2007 to 12/31/2007..................................  $11.15035    $11.99410       4,800,837

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14661    $11.98449               0
   1/1/2006 to 12/31/2006..................................  $11.98449    $16.06675          14,159
   1/1/2007 to 12/31/2007..................................  $16.06675    $12.60975          76,450

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.02475          55,714
   1/1/2006 to 12/31/2006..................................  $10.02475    $10.86648       1,046,570
   1/1/2007 to 12/31/2007..................................  $10.86648    $11.61914       1,857,184

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08443    $10.68583               0
   1/1/2006 to 12/31/2006..................................  $10.68583    $12.75305          29,526
   1/1/2007 to 12/31/2007..................................  $12.75305    $12.64902         189,557

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01084    $10.28365               0
   1/1/2006 to 12/31/2006..................................  $10.28365    $10.86446          18,875
   1/1/2007 to 12/31/2007..................................  $10.86446    $12.64347          24,119

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04521    $ 9.98999               0
   1/1/2006 to 12/31/2006..................................  $ 9.98999    $11.74897           6,057
   1/1/2007 to 12/31/2007..................................  $11.74897    $ 9.47088          57,788

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99837    $10.92849               0
   1/1/2006 to 12/31/2006..................................  $10.92849    $12.09814           7,642
   1/1/2007 to 12/31/2007..................................  $12.09814    $13.18937          21,648

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01493    $10.59416               0
   1/1/2006 to 12/31/2006..................................  $10.59416    $11.54409          16,048
   1/1/2007 to 12/31/2007..................................  $11.54409    $11.53629         128,261

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.03254    $10.72971               0
   1/1/2006 to 12/31/2006..................................  $10.72971    $11.57079           6,888
   1/1/2007 to 12/31/2007..................................  $11.57079    $12.92987          16,007

AST High Yield Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.97632    $ 9.83138               0
   1/1/2006 to 12/31/2006..................................  $ 9.83138    $10.63693          11,024
   1/1/2007 to 12/31/2007..................................  $10.63693    $10.68590          18,825

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99837    $10.54976               0
   1/1/2006 to 12/31/2006..................................  $10.54976    $10.99262          10,786
   1/1/2007 to 12/31/2007..................................  $10.99262    $12.86093          31,283

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Base Death Benefit, Lifetime Five, Contract Without
                                 Credit (2.00)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING    AT END    UNITS OUTSTANDING
                                               OF PERIOD    OF PERIOD   AT END OF PERIOD
                                              ------------ ------------ -----------------
AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.91340    $10.62393              0
   1/1/2006 to 12/31/2006....................  $10.62393    $12.79052         46,067
   1/1/2007 to 12/31/2007....................  $12.79052    $13.72201         88,420

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.07678    $10.52787              0
   1/1/2006 to 12/31/2006....................  $10.52787    $12.22726         47,535
   1/1/2007 to 12/31/2007....................  $12.22726    $11.62816         52,330

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99837    $ 9.92247              0
   1/1/2006 to 12/31/2006....................  $ 9.92247    $10.68176         23,977
   1/1/2007 to 12/31/2007....................  $10.68176    $11.10865         99,091

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.12576    $10.87333              0
   1/1/2006 to 12/31/2006....................  $10.87333    $11.43214         74,326
   1/1/2007 to 12/31/2007....................  $11.43214    $12.88395        154,005

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.96577    $10.44900              0
   1/1/2006 to 12/31/2006....................  $10.44900    $12.73424         16,129
   1/1/2007 to 12/31/2007....................  $12.73424    $13.65679         42,636

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.03644    $10.72987              0
   1/1/2006 to 12/31/2006....................  $10.72987    $11.53646          6,886
   1/1/2007 to 12/31/2007....................  $11.53646    $13.01784         49,895

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.06454    $10.32446              0
   1/1/2006 to 12/31/2006....................  $10.32446    $11.56440          3,419
   1/1/2007 to 12/31/2007....................  $11.56440    $11.64848         15,255

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.05527    $11.30484              0
   1/1/2006 to 12/31/2006....................  $11.30484    $12.64173         11,584
   1/1/2007 to 12/31/2007....................  $12.64173    $15.14430        113,400

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.02148    $10.85515              0
   1/1/2006 to 12/31/2006....................  $10.85515    $11.78698         22,317
   1/1/2007 to 12/31/2007....................  $11.78698    $11.92093         51,226

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99837    $10.02962              0
   1/1/2006 to 12/31/2006....................  $10.02962    $10.20929          4,598
   1/1/2007 to 12/31/2007....................  $10.20929    $10.68853         21,760

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005..................  $ 9.99837    $10.03474         15,227
   1/1/2006 to 12/31/2006....................  $10.03474    $10.62171        193,286
   1/1/2007 to 12/31/2007....................  $10.62171    $11.32027        462,408

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.04818    $10.61759              0
   1/1/2006 to 12/31/2006....................  $10.61759    $12.49653         27,594
   1/1/2007 to 12/31/2007....................  $12.49653    $11.56307         69,073

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005..................  $10.02819    $10.32700              0
   1/1/2006 to 12/31/2006....................  $10.32700    $11.38999         21,370
   1/1/2007 to 12/31/2007....................  $11.38999    $11.87148        806,006

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.94891    $ 9.42345              0
   1/1/2006 to 12/31/2006....................  $ 9.42345    $ 9.81863         16,376
   1/1/2007 to 12/31/2007....................  $ 9.81863    $10.55353         35,653

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005..................  $10.00237    $11.70665              0
   1/1/2006 to 12/31/2006....................  $11.70665    $13.29851         13,035
   1/1/2007 to 12/31/2007....................  $13.29851    $18.31759         35,052

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Base Death Benefit, Lifetime Five, Contract Without
                                 Credit (2.00)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88054    $12.02867              0
   1/1/2006 to 12/31/2006..............................  $12.02867    $15.87099              0
   1/1/2007 to 12/31/2007..............................  $15.87099    $22.32787              0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04431    $10.36746              0
   1/1/2006 to 12/31/2006..............................  $10.36746    $11.29630              0
   1/1/2007 to 12/31/2007..............................  $11.29630    $12.71215              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99837    $10.63315        261,327
   1/1/2007 to 12/31/2007..............................  $10.63315    $11.41460        877,204

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99837    $10.45581        171,825
   1/1/2007 to 12/31/2007..............................  $10.45581    $11.42010        733,717

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99837    $10.55436        156,541
   1/1/2007 to 12/31/2007..............................  $10.55436    $11.23166        409,967

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99837    $ 9.97564          2,546

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: Highest Daily Value Contract With Credit (2.00)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06177    $11.78772               0
   1/1/2006 to 12/31/2006......................  $11.78772    $11.76376               0
   1/1/2007 to 12/31/2007......................  $11.76376    $12.91558               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04815    $11.07519               0
   1/1/2006 to 12/31/2006......................  $11.07519    $12.22350               0
   1/1/2007 to 12/31/2007......................  $12.22350    $13.09998               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98632    $11.31248               0
   1/1/2006 to 12/31/2006......................  $11.31248    $13.27058               0
   1/1/2007 to 12/31/2007......................  $13.27058    $14.37209               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $10.00024    $10.08772               0
   1/1/2006 to 12/31/2006......................  $10.08772    $10.36025               0
   1/1/2007 to 12/31/2007......................  $10.36025    $10.66982               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05629    $10.35788               0
   1/1/2006 to 12/31/2006......................  $10.35788    $11.73400               0
   1/1/2007 to 12/31/2007......................  $11.73400    $12.08914               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03765    $11.23352               0
   1/1/2006 to 12/31/2006......................  $11.23352    $13.20981               0
   1/1/2007 to 12/31/2007......................  $13.20981    $13.36238               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03204    $10.95894               0
   1/1/2006 to 12/31/2006......................  $10.95894    $12.27809               0
   1/1/2007 to 12/31/2007......................  $12.27809    $13.14330               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06899    $ 9.48565               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02533    $10.21401               0
   1/1/2006 to 12/31/2006......................  $10.21401    $11.62155               0
   1/1/2007 to 12/31/2007......................  $11.62155    $12.28390               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03032    $12.10593               0
   1/1/2006 to 12/31/2006......................  $12.10593    $12.57084               0
   1/1/2007 to 12/31/2007......................  $12.57084    $13.33475               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01729    $10.65024       2,725,042
   1/1/2006 to 12/31/2006......................  $10.65024    $11.55811       2,659,884
   1/1/2007 to 12/31/2007......................  $11.55811    $12.38975       2,429,108

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00734    $10.47908       1,258,175
   1/1/2006 to 12/31/2006......................  $10.47908    $11.16484       1,277,308
   1/1/2007 to 12/31/2007......................  $11.16484    $11.97229       1,163,368

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02525    $10.60473               0
   1/1/2006 to 12/31/2006......................  $10.60473    $11.95928               0
   1/1/2007 to 12/31/2007......................  $11.95928    $12.26087               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05747    $10.48505               0
   1/1/2006 to 12/31/2006......................  $10.48505    $11.78115               0
   1/1/2007 to 12/31/2007......................  $11.78115    $11.13005               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02917    $10.81701       3,328,235
   1/1/2006 to 12/31/2006......................  $10.81701    $11.97192       3,228,143
   1/1/2007 to 12/31/2007......................  $11.97192    $12.81910       2,963,366

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: Highest Daily Value Contract With Credit (2.00)

                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                 AT BEGINNING    AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                 ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07596    $10.45971              0
   1/1/2006 to 12/31/2006.......................  $10.45971    $12.14956              0
   1/1/2007 to 12/31/2007.......................  $12.14956    $11.57340              0

SP International Value Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.91235    $10.64312              0
   1/1/2006 to 12/31/2006.......................  $10.64312    $13.47116              0
   1/1/2007 to 12/31/2007.......................  $13.47116    $15.59379              0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005......................  $10.05618    $ 9.60596              0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.02845    $10.67070              0
   1/1/2006 to 12/31/2006.......................  $10.67070    $10.25869              0
   1/1/2007 to 12/31/2007.......................  $10.25869    $11.68652              0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.98911    $10.11520              0
   1/1/2006 to 12/31/2006.......................  $10.11520    $10.86034              0
   1/1/2007 to 12/31/2007.......................  $10.86034    $11.05070              0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.99837    $10.14640              0
   1/1/2006 to 12/31/2006.......................  $10.14640    $10.31390              0
   1/1/2007 to 12/31/2007.......................  $10.31390    $11.06532              0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03597    $11.72183              0
   1/1/2006 to 12/31/2006.......................  $11.72183    $12.59428              0
   1/1/2007 to 12/31/2007.......................  $12.59428    $14.42204              0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03058    $10.49152              0
   1/1/2006 to 12/31/2006.......................  $10.49152    $11.56036              0
   1/1/2007 to 12/31/2007.......................  $11.56036    $12.05409              0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07379    $11.96474              0
   1/1/2006 to 12/31/2006.......................  $11.96474    $11.65317              0
   1/1/2007 to 12/31/2007.......................  $11.65317    $13.16463              0

SP Technology Portfolio

   3/14/2005* to 4/29/2005......................  $10.04332    $ 9.59243              0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.92653    $11.27341              0
   1/1/2006 to 12/31/2006.......................  $11.27341    $13.37927              0
   1/1/2007 to 12/31/2007.......................  $13.37927    $15.67909              0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005.....................  $ 9.99837    $ 9.99478              0
   1/1/2006 to 12/31/2006.......................  $ 9.99478    $11.33625        180,371
   1/1/2007 to 12/31/2007.......................  $11.33625    $12.17518        521,702

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005.....................  $10.09289    $11.68298              0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07921    $10.28329              0
   1/1/2006 to 12/31/2006.......................  $10.28329    $12.23446         21,928
   1/1/2007 to 12/31/2007.......................  $12.23446    $11.56559        234,374

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005.....................  $10.05432    $10.23808              0
   1/1/2006 to 12/31/2006.......................  $10.23808    $11.77136          9,710
   1/1/2007 to 12/31/2007.......................  $11.77136    $12.13101        238,497

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005.....................  $10.04960    $11.29641              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: Highest Daily Value Contract With Credit (2.00)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04939    $10.37238               0
   1/1/2006 to 12/31/2006..................................  $10.37238    $11.45078           3,096
   1/1/2007 to 12/31/2007..................................  $11.45078    $11.45877          20,820

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06609    $10.30508               0
   1/1/2006 to 12/31/2006..................................  $10.30508    $11.80673          17,847
   1/1/2007 to 12/31/2007..................................  $11.80673    $11.56160          34,485

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04154    $10.28803               0
   1/1/2006 to 12/31/2006..................................  $10.28803    $11.06202          21,122
   1/1/2007 to 12/31/2007..................................  $11.06202    $11.81124          72,333

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.01475         145,483
   1/1/2006 to 12/31/2006..................................  $10.01475    $10.97421       2,964,674
   1/1/2007 to 12/31/2007..................................  $10.97421    $11.74849       4,498,823

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.00476          81,150
   1/1/2006 to 12/31/2006..................................  $10.00476    $11.15035       3,020,338
   1/1/2007 to 12/31/2007..................................  $11.15035    $11.99410       4,800,837

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14661    $11.98449               0
   1/1/2006 to 12/31/2006..................................  $11.98449    $16.06675          14,159
   1/1/2007 to 12/31/2007..................................  $16.06675    $12.60975          76,450

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.02475          55,714
   1/1/2006 to 12/31/2006..................................  $10.02475    $10.86648       1,046,570
   1/1/2007 to 12/31/2007..................................  $10.86648    $11.61914       1,857,184

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08443    $10.68583               0
   1/1/2006 to 12/31/2006..................................  $10.68583    $12.75305          29,526
   1/1/2007 to 12/31/2007..................................  $12.75305    $12.64902         189,557

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01084    $10.28365               0
   1/1/2006 to 12/31/2006..................................  $10.28365    $10.86446          18,875
   1/1/2007 to 12/31/2007..................................  $10.86446    $12.64347          24,119

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04521    $ 9.98999               0
   1/1/2006 to 12/31/2006..................................  $ 9.98999    $11.74897           6,057
   1/1/2007 to 12/31/2007..................................  $11.74897    $ 9.47088          57,788

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99837    $10.92849               0
   1/1/2006 to 12/31/2006..................................  $10.92849    $12.09814           7,642
   1/1/2007 to 12/31/2007..................................  $12.09814    $13.18937          21,648

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01493    $10.59416               0
   1/1/2006 to 12/31/2006..................................  $10.59416    $11.54409          16,048
   1/1/2007 to 12/31/2007..................................  $11.54409    $11.53629         128,261

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.03254    $10.72971               0
   1/1/2006 to 12/31/2006..................................  $10.72971    $11.57079           6,888
   1/1/2007 to 12/31/2007..................................  $11.57079    $12.92987          16,007

AST High Yield Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.97632    $ 9.83138               0
   1/1/2006 to 12/31/2006..................................  $ 9.83138    $10.63693          11,024
   1/1/2007 to 12/31/2007..................................  $10.63693    $10.68590          18,825

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99837    $10.54976               0
   1/1/2006 to 12/31/2006..................................  $10.54976    $10.99262          10,786
   1/1/2007 to 12/31/2007..................................  $10.99262    $12.86093          31,283

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: Highest Daily Value Contract With Credit (2.00)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING    AT END    UNITS OUTSTANDING
                                               OF PERIOD    OF PERIOD   AT END OF PERIOD
                                              ------------ ------------ -----------------
AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.91340    $10.62393              0
   1/1/2006 to 12/31/2006....................  $10.62393    $12.79052         46,067
   1/1/2007 to 12/31/2007....................  $12.79052    $13.72201         88,420

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.07678    $10.52787              0
   1/1/2006 to 12/31/2006....................  $10.52787    $12.22726         47,535
   1/1/2007 to 12/31/2007....................  $12.22726    $11.62816         52,330

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99837    $ 9.92247              0
   1/1/2006 to 12/31/2006....................  $ 9.92247    $10.68176         23,977
   1/1/2007 to 12/31/2007....................  $10.68176    $11.10865         99,091

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.12576    $10.87333              0
   1/1/2006 to 12/31/2006....................  $10.87333    $11.43214         74,326
   1/1/2007 to 12/31/2007....................  $11.43214    $12.88395        154,005

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.96577    $10.44900              0
   1/1/2006 to 12/31/2006....................  $10.44900    $12.73424         16,129
   1/1/2007 to 12/31/2007....................  $12.73424    $13.65679         42,636

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.03644    $10.72987              0
   1/1/2006 to 12/31/2006....................  $10.72987    $11.53646          6,886
   1/1/2007 to 12/31/2007....................  $11.53646    $13.01784         49,895

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.06454    $10.32446              0
   1/1/2006 to 12/31/2006....................  $10.32446    $11.56440          3,419
   1/1/2007 to 12/31/2007....................  $11.56440    $11.64848         15,255

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.05527    $11.30484              0
   1/1/2006 to 12/31/2006....................  $11.30484    $12.64173         11,584
   1/1/2007 to 12/31/2007....................  $12.64173    $15.14430        113,400

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.02148    $10.85515              0
   1/1/2006 to 12/31/2006....................  $10.85515    $11.78698         22,317
   1/1/2007 to 12/31/2007....................  $11.78698    $11.92093         51,226

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99837    $10.02962              0
   1/1/2006 to 12/31/2006....................  $10.02962    $10.20929          4,598
   1/1/2007 to 12/31/2007....................  $10.20929    $10.68853         21,760

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005..................  $ 9.99837    $10.03474         15,227
   1/1/2006 to 12/31/2006....................  $10.03474    $10.62171        193,286
   1/1/2007 to 12/31/2007....................  $10.62171    $11.32027        462,408

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.04818    $10.61759              0
   1/1/2006 to 12/31/2006....................  $10.61759    $12.49653         27,594
   1/1/2007 to 12/31/2007....................  $12.49653    $11.56307         69,073

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005..................  $10.02819    $10.32700              0
   1/1/2006 to 12/31/2006....................  $10.32700    $11.38999         21,370
   1/1/2007 to 12/31/2007....................  $11.38999    $11.87148        806,006

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.94891    $ 9.42345              0
   1/1/2006 to 12/31/2006....................  $ 9.42345    $ 9.81863         16,376
   1/1/2007 to 12/31/2007....................  $ 9.81863    $10.55353         35,653

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005..................  $10.00237    $11.70665              0
   1/1/2006 to 12/31/2006....................  $11.70665    $13.29851         13,035
   1/1/2007 to 12/31/2007....................  $13.29851    $18.31759         35,052

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: Highest Daily Value Contract With Credit (2.00)

                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                       AT BEGINNING    AT END    UNITS OUTSTANDING
                                                        OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                       ------------ ------------ -----------------

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005...........................  $ 9.88054    $12.02867              0
   1/1/2006 to 12/31/2006.............................  $12.02867    $15.87099              0
   1/1/2007 to 12/31/2007.............................  $15.87099    $22.32787              0

Janus Aspen Large Cap Growth Portfolio--Service Shares

   3/14/2005* to 12/31/2005...........................  $10.04431    $10.36746              0
   1/1/2006 to 12/31/2006.............................  $10.36746    $11.29630              0
   1/1/2007 to 12/31/2007.............................  $11.29630    $12.71215              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006...........................  $ 9.99837    $10.63315        261,327
   1/1/2007 to 12/31/2007.............................  $10.63315    $11.41460        877,204

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006...........................  $ 9.99837    $10.45581        171,825
   1/1/2007 to 12/31/2007.............................  $10.45581    $11.42010        733,717

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006...........................  $ 9.99837    $10.55436        156,541
   1/1/2007 to 12/31/2007.............................  $10.55436    $11.23166        409,967

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007..........................  $ 9.99837    $ 9.97564          2,546

*  Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT WITH
                                 CREDIT (2.10)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06169    $11.77848               0
   1/1/2006 to 12/31/2006......................  $11.77848    $11.74310               0
   1/1/2007 to 12/31/2007......................  $11.74310    $12.88032               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04807    $11.06630               0
   1/1/2006 to 12/31/2006......................  $11.06630    $12.20172               0
   1/1/2007 to 12/31/2007......................  $12.20172    $13.06360               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98624    $11.30360               0
   1/1/2006 to 12/31/2006......................  $11.30360    $13.24717               0
   1/1/2007 to 12/31/2007......................  $13.24717    $14.33271               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $10.00016    $10.07977               0
   1/1/2006 to 12/31/2006......................  $10.07977    $10.34198               0
   1/1/2007 to 12/31/2007......................  $10.34198    $10.64049               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05621    $10.34960               0
   1/1/2006 to 12/31/2006......................  $10.34960    $11.71314               0
   1/1/2007 to 12/31/2007......................  $11.71314    $12.05572               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03757    $11.22469               0
   1/1/2006 to 12/31/2006......................  $11.22469    $13.18650               0
   1/1/2007 to 12/31/2007......................  $13.18650    $13.32560               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03196    $10.95023               0
   1/1/2006 to 12/31/2006......................  $10.95023    $12.25646               0
   1/1/2007 to 12/31/2007......................  $12.25646    $13.10730               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06891    $ 9.48442               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02525    $10.20591               0
   1/1/2006 to 12/31/2006......................  $10.20591    $11.60101               0
   1/1/2007 to 12/31/2007......................  $11.60101    $12.25016               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03024    $12.09646               0
   1/1/2006 to 12/31/2006......................  $12.09646    $12.54878               0
   1/1/2007 to 12/31/2007......................  $12.54878    $13.29826               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01721    $10.64178       7,858,501
   1/1/2006 to 12/31/2006......................  $10.64178    $11.53767       7,610,894
   1/1/2007 to 12/31/2007......................  $11.53767    $12.35558       6,583,606

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00726    $10.47083       2,895,492
   1/1/2006 to 12/31/2006......................  $10.47083    $11.14515       3,032,219
   1/1/2007 to 12/31/2007......................  $11.14515    $11.93943       2,722,372

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02517    $10.59636               0
   1/1/2006 to 12/31/2006......................  $10.59636    $11.93825               0
   1/1/2007 to 12/31/2007......................  $11.93825    $12.22724               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05739    $10.47679               0
   1/1/2006 to 12/31/2006......................  $10.47679    $11.76027               0
   1/1/2007 to 12/31/2007......................  $11.76027    $11.09943               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02909    $10.80856       7,285,709
   1/1/2006 to 12/31/2006......................  $10.80856    $11.95095       7,286,486
   1/1/2007 to 12/31/2007......................  $11.95095    $12.78404       6,336,752

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT WITH
                                 CREDIT (2.10)

                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                 AT BEGINNING    AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                 ------------ ------------ -----------------

SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07588    $10.45142              0
   1/1/2006 to 12/31/2006.......................  $10.45142    $12.12809              0
   1/1/2007 to 12/31/2007.......................  $12.12809    $11.54158              0

SP International Value Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.91227    $10.63478              0
   1/1/2006 to 12/31/2006.......................  $10.63478    $13.44746              0
   1/1/2007 to 12/31/2007.......................  $13.44746    $15.55111              0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005......................  $10.05610    $ 9.60473              0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.02837    $10.66235              0
   1/1/2006 to 12/31/2006.......................  $10.66235    $10.24070              0
   1/1/2007 to 12/31/2007.......................  $10.24070    $11.65463              0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.98903    $10.10720              0
   1/1/2006 to 12/31/2006.......................  $10.10720    $10.84110              0
   1/1/2007 to 12/31/2007.......................  $10.84110    $11.02023              0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.99829    $10.13831              0
   1/1/2006 to 12/31/2006.......................  $10.13831    $10.29556              0
   1/1/2007 to 12/31/2007.......................  $10.29556    $11.03483              0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03589    $11.71262              0
   1/1/2006 to 12/31/2006.......................  $11.71262    $12.57208              0
   1/1/2007 to 12/31/2007.......................  $12.57208    $14.38246              0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03050    $10.48333              0
   1/1/2006 to 12/31/2006.......................  $10.48333    $11.54014              0
   1/1/2007 to 12/31/2007.......................  $11.54014    $12.02119              0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07371    $11.95534              0
   1/1/2006 to 12/31/2006.......................  $11.95534    $11.63275              0
   1/1/2007 to 12/31/2007.......................  $11.63275    $13.12855              0

SP Technology Portfolio

   3/14/2005* to 4/29/2005......................  $10.04324    $ 9.59118              0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.92645    $11.26453              0
   1/1/2006 to 12/31/2006.......................  $11.26453    $13.35573              0
   1/1/2007 to 12/31/2007.......................  $13.35573    $15.63607              0

AST Aggressive Asset Allocation Portfolio
   12/5/2005* to 12/31/2005.....................  $ 9.99829    $ 9.99403              0
   1/1/2006 to 12/31/2006.......................  $ 9.99403    $11.32444              0
   1/1/2007 to 12/31/2007.......................  $11.32444    $12.15039              0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005.....................  $10.09281    $11.67471              0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07913    $10.27514              0
   1/1/2006 to 12/31/2006.......................  $10.27514    $12.21281              0
   1/1/2007 to 12/31/2007.......................  $12.21281    $11.53367              0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005.....................  $10.05424    $10.23004              0
   1/1/2006 to 12/31/2006.......................  $10.23004    $11.75065              0
   1/1/2007 to 12/31/2007.......................  $11.75065    $12.09783              0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005.....................  $10.04952    $11.28823              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT WITH
                                 CREDIT (2.10)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04931    $10.36410               0
   1/1/2006 to 12/31/2006..................................  $10.36410    $11.43057               0
   1/1/2007 to 12/31/2007..................................  $11.43057    $11.42738               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06601    $10.29700               0
   1/1/2006 to 12/31/2006..................................  $10.29700    $11.78602               0
   1/1/2007 to 12/31/2007..................................  $11.78602    $11.53005               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04146    $10.27989               0
   1/1/2006 to 12/31/2006..................................  $10.27989    $11.04245               0
   1/1/2007 to 12/31/2007..................................  $11.04245    $11.77871          93,492

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99829    $10.01400         424,644
   1/1/2006 to 12/31/2006..................................  $10.01400    $10.96256       9,081,958
   1/1/2007 to 12/31/2007..................................  $10.96256    $11.72459      12,892,577

AST Capital Growth Asset Allocation Portfolio
   12/5/2005* to 12/31/2005................................  $ 9.99829    $10.00402         443,861
   1/1/2006 to 12/31/2006..................................  $10.00402    $11.13864      10,685,211
   1/1/2007 to 12/31/2007..................................  $11.13864    $11.96972      19,352,529

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14653    $11.97504               0
   1/1/2006 to 12/31/2006..................................  $11.97504    $16.03849               0
   1/1/2007 to 12/31/2007..................................  $16.03849    $12.57515               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99829    $10.02399         204,221
   1/1/2006 to 12/31/2006..................................  $10.02399    $10.85494       2,735,555
   1/1/2007 to 12/31/2007..................................  $10.85494    $11.59528       4,054,872

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08435    $10.67741               0
   1/1/2006 to 12/31/2006..................................  $10.67741    $12.73070               0
   1/1/2007 to 12/31/2007..................................  $12.73070    $12.61442               0

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01076    $10.27555               0
   1/1/2006 to 12/31/2006..................................  $10.27555    $10.84539               0
   1/1/2007 to 12/31/2007..................................  $10.84539    $12.60892               0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04513    $ 9.98209               0
   1/1/2006 to 12/31/2006..................................  $ 9.98209    $11.72822               0
   1/1/2007 to 12/31/2007..................................  $11.72822    $ 9.44487               0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99829    $10.92003               0
   1/1/2006 to 12/31/2006..................................  $10.92003    $12.07703               0
   1/1/2007 to 12/31/2007..................................  $12.07703    $13.15347               0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01485    $10.58587               0
   1/1/2006 to 12/31/2006..................................  $10.58587    $11.52382               0
   1/1/2007 to 12/31/2007..................................  $11.52382    $11.50472         414,208

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.03245    $10.72123               0
   1/1/2006 to 12/31/2006..................................  $10.72123    $11.55044               0
   1/1/2007 to 12/31/2007..................................  $11.55044    $12.89443               0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.97624    $ 9.82358               0
   1/1/2006 to 12/31/2006..................................  $ 9.82358    $10.61807               0
   1/1/2007 to 12/31/2007..................................  $10.61807    $10.65661               0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99829    $10.54142               0
   1/1/2006 to 12/31/2006..................................  $10.54142    $10.97316               0
   1/1/2007 to 12/31/2007..................................  $10.97316    $12.82556               0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT WITH
                                 CREDIT (2.10)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING    AT END    UNITS OUTSTANDING
                                               OF PERIOD    OF PERIOD   AT END OF PERIOD
                                              ------------ ------------ -----------------

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.91332    $10.61555               0
   1/1/2006 to 12/31/2006....................  $10.61555    $12.76794               0
   1/1/2007 to 12/31/2007....................  $12.76794    $13.68437               0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.07670    $10.51960               0
   1/1/2006 to 12/31/2006....................  $10.51960    $12.20570               0
   1/1/2007 to 12/31/2007....................  $12.20570    $11.59635               0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99829    $ 9.91460               0
   1/1/2006 to 12/31/2006....................  $ 9.91460    $10.66276               0
   1/1/2007 to 12/31/2007....................  $10.66276    $11.07795               0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.12568    $10.86478               0
   1/1/2006 to 12/31/2006....................  $10.86478    $11.41196               0
   1/1/2007 to 12/31/2007....................  $11.41196    $12.84853               0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.96569    $10.44078               0
   1/1/2006 to 12/31/2006....................  $10.44078    $12.71184               0
   1/1/2007 to 12/31/2007....................  $12.71184    $13.61948               0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.03636    $10.72141               0
   1/1/2006 to 12/31/2006....................  $10.72141    $11.51619               0
   1/1/2007 to 12/31/2007....................  $11.51619    $12.98213               0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.06446    $10.31638               0
   1/1/2006 to 12/31/2006....................  $10.31638    $11.54398               0
   1/1/2007 to 12/31/2007....................  $11.54398    $11.61648               0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.05519    $11.29605               0
   1/1/2006 to 12/31/2006....................  $11.29605    $12.61948               0
   1/1/2007 to 12/31/2007....................  $12.61948    $15.10271               0

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.02140    $10.84658               0
   1/1/2006 to 12/31/2006....................  $10.84658    $11.76632               0
   1/1/2007 to 12/31/2007....................  $11.76632    $11.88823               0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99829    $10.02151               0
   1/1/2006 to 12/31/2006....................  $10.02151    $10.19107               0
   1/1/2007 to 12/31/2007....................  $10.19107    $10.65907               0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005..................  $ 9.99829    $10.03401          10,898
   1/1/2006 to 12/31/2006....................  $10.03401    $10.61053         536,800
   1/1/2007 to 12/31/2007....................  $10.61053    $11.29724       1,480,087

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.04810    $10.60928               0
   1/1/2006 to 12/31/2006....................  $10.60928    $12.47456               0
   1/1/2007 to 12/31/2007....................  $12.47456    $11.53147               0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005..................  $10.02811    $10.31884               0
   1/1/2006 to 12/31/2006....................  $10.31884    $11.36989          33,714
   1/1/2007 to 12/31/2007....................  $11.36989    $11.83890       1,256,901

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.94883    $ 9.41604               0
   1/1/2006 to 12/31/2006....................  $ 9.41604    $ 9.80134               0
   1/1/2007 to 12/31/2007....................  $ 9.80134    $10.52457               0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005..................  $10.00229    $11.69746               0
   1/1/2006 to 12/31/2006....................  $11.69746    $13.27510               0
   1/1/2007 to 12/31/2007....................  $13.27510    $18.26734               0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT WITH
                                 CREDIT (2.10)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88046    $12.01913               0
   1/1/2006 to 12/31/2006..............................  $12.01913    $15.84297               0
   1/1/2007 to 12/31/2007..............................  $15.84297    $22.26650               0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04423    $10.35921               0
   1/1/2006 to 12/31/2006..............................  $10.35921    $11.27622               0
   1/1/2007 to 12/31/2007..............................  $11.27622    $12.67713               0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99829    $10.62496       1,362,866
   1/1/2007 to 12/31/2007..............................  $10.62496    $11.39463       4,907,526

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99829    $10.44781       1,090,138
   1/1/2007 to 12/31/2007..............................  $10.44781    $11.40006       4,097,128

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99829    $10.54620         689,232
   1/1/2007 to 12/31/2007..............................  $10.54620    $11.21183       2,178,272

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99829    $ 9.97440               0

*  Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, SPOUSAL LIFETIME FIVE, CONTRACT
                               W/O CREDIT (2.15)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/20/2006* to 12/31/2006....................  $11.88841    $11.73273              0
   1/1/2007 to 12/31/2007......................  $11.73273    $12.86249              0

Prudential Equity Portfolio

   3/20/2006* to 12/31/2006....................  $11.40949    $12.19114              0
   1/1/2007 to 12/31/2007......................  $12.19114    $13.04584              0

Prudential Global Portfolio

   3/20/2006* to 12/31/2006....................  $12.10053    $13.23541              0
   1/1/2007 to 12/31/2007......................  $13.23541    $14.31282              0

Prudential Money Market Portfolio

   3/20/2006* to 12/31/2006....................  $10.11850    $10.33276              0
   1/1/2007 to 12/31/2007......................  $10.33276    $10.62579              0

Prudential Stock Index Portfolio

   3/20/2006* to 12/31/2006....................  $10.80837    $11.70282              0
   1/1/2007 to 12/31/2007......................  $11.70282    $12.03913              0

Prudential Value Portfolio

   3/20/2006* to 12/31/2006....................  $11.89910    $13.17486              0
   1/1/2007 to 12/31/2007......................  $13.17486    $13.30740              0

SP Aggressive Growth Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $11.50530    $12.24570              0
   1/1/2007 to 12/31/2007......................  $12.24570    $13.08927              0

SP AIM Core Equity Portfolio

   3/20/2006* to 12/31/2006....................  $10.73105    $11.59071              0
   1/1/2007 to 12/31/2007......................  $11.59071    $12.23309              0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/20/2006* to 12/31/2006....................  $12.33817    $12.53774              0
   1/1/2007 to 12/31/2007......................  $12.53774    $13.28001              0

SP Balanced Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $10.98170    $11.52748         50,798
   1/1/2007 to 12/31/2007......................  $11.52748    $12.33867         47,935

SP Conservative Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $10.70938    $11.13523              0
   1/1/2007 to 12/31/2007......................  $11.13523    $11.92289              0

SP Davis Value Portfolio

   3/20/2006* to 12/31/2006....................  $10.89279    $11.92766              0
   1/1/2007 to 12/31/2007......................  $11.92766    $12.21033              0

SP Small-Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $11.18636    $11.74999              0
   1/1/2007 to 12/31/2007......................  $11.74999    $11.08430              0

SP Growth Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $11.27029    $11.94044        177,365
   1/1/2007 to 12/31/2007......................  $11.94044    $12.76657        167,850

SP Large Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $10.93528    $12.11744              0
   1/1/2007 to 12/31/2007......................  $12.11744    $11.52585              0

SP International Value Portfolio

   3/20/2006* to 12/31/2006....................  $11.85051    $13.43558              0
   1/1/2007 to 12/31/2007......................  $13.43558    $15.52971              0

SP Mid Cap Growth Portfolio

   3/20/2006* to 12/31/2006....................  $11.15286    $10.23153              0
   1/1/2007 to 12/31/2007......................  $10.23153    $11.63836              0

SP PIMCO High Yield Portfolio

   3/20/2006* to 12/31/2006....................  $10.31969    $10.83170              0
   1/1/2007 to 12/31/2007......................  $10.83170    $11.00530              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, SPOUSAL LIFETIME FIVE, CONTRACT
                               W/O CREDIT (2.15)

                                                            ACCUMULATION  ACCUMULATION     NUMBER OF
                                                            UNIT VALUE AT  UNIT VALUE    ACCUMULATION
                                                              BEGINNING      AT END    UNITS OUTSTANDING
                                                              OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------- ------------ -----------------
SP PIMCO Total Return Portfolio

   3/20/2006* to 12/31/2006................................   $10.12763    $10.28658               0
   1/1/2007 to 12/31/2007..................................   $10.28658    $11.01980               0

SP Prudential U.S. Emerging Growth Portfolio

   3/20/2006* to 12/31/2006................................   $12.45109    $12.56102               0
   1/1/2007 to 12/31/2007..................................   $12.56102    $14.36274               0

SP Small Cap Growth Portfolio

   3/20/2006* to 12/31/2006................................   $11.34437    $11.52995               0
   1/1/2007 to 12/31/2007..................................   $11.52995    $12.00476               0

SP Strategic Partners Focused Growth Portfolio

   3/20/2006* to 12/31/2006................................   $11.98996    $11.62227               0
   1/1/2007 to 12/31/2007..................................   $11.62227    $13.11030               0

SP International Growth Portfolio

   3/20/2006* to 12/31/2006................................   $12.16096    $13.34386               0
   1/1/2007 to 12/31/2007..................................   $13.34386    $15.61453               0

AST Aggressive Asset Allocation Portfolio

   3/20/2006* to 12/31/2006................................   $10.53350    $11.31844               0
   1/1/2007 to 12/31/2007..................................   $11.31844    $12.13812               0

AST Alliance Bernstein Core Value Portfolio

   3/20/2006* to 12/31/2006................................   $10.81384    $12.20210               0
   1/1/2007 to 12/31/2007..................................   $12.20210    $11.51791               0

AST Alliance Bernstein Growth & Income Portfolio

   3/20/2006* to 12/31/2006................................   $10.61894    $11.74026               0
   1/1/2007 to 12/31/2007..................................   $11.74026    $12.08115               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/20/2006* to 12/31/2006................................   $10.65705    $11.42056               0
   1/1/2007 to 12/31/2007..................................   $11.42056    $11.41173               0

AST American Century Income & Growth Portfolio

   3/20/2006* to 12/31/2006................................   $10.63080    $11.77553               0
   1/1/2007 to 12/31/2007..................................   $11.77553    $11.51406               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/20/2006* to 12/31/2006................................   $10.46203    $11.03272               0
   1/1/2007 to 12/31/2007..................................   $11.03272    $11.76249         253,263

AST Balanced Asset Allocation Portfolio

   3/20/2006* to 12/31/2006................................   $10.37453    $10.95680       4,005,886
   1/1/2007 to 12/31/2007..................................   $10.95680    $11.71266      12,685,306

AST Capital Growth Asset Allocation Portfolio

   3/20/2006* to 12/31/2006................................   $10.45404    $11.13289       4,496,419
   1/1/2007 to 12/31/2007..................................   $11.13289    $11.95767      16,419,372

AST Cohen & Steers Realty Portfolio

   3/20/2006* to 12/31/2006................................   $13.70761    $16.02423               0
   1/1/2007 to 12/31/2007..................................   $16.02423    $12.55783               0

AST Conservative Asset Allocation Portfolio

   3/20/2006* to 12/31/2006................................   $10.33478    $10.84933       1,407,551
   1/1/2007 to 12/31/2007..................................   $10.84933    $11.58366       5,234,843

AST DeAm Large-Cap Value Portfolio

   3/20/2006* to 12/31/2006................................   $11.40571    $12.71928               0
   1/1/2007 to 12/31/2007..................................   $12.71928    $12.59690               0

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/20/2006* to 12/31/2006................................   $11.29745    $10.83586               0
   1/1/2007 to 12/31/2007..................................   $10.83586    $12.59164               0

AST DeAm Small-Cap Value Portfolio

   3/20/2006* to 12/31/2006................................   $10.85060    $11.71792               0
   1/1/2007 to 12/31/2007..................................   $11.71792    $ 9.43198               0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, SPOUSAL LIFETIME FIVE, CONTRACT
                               W/O CREDIT (2.15)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Federated Aggressive Growth Portfolio

   3/20/2006* to 12/31/2006....................  $12.01149    $12.06616               0
   1/1/2007 to 12/31/2007......................  $12.06616    $13.13512               0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/20/2006* to 12/31/2006....................  $10.92259    $11.51373               0
   1/1/2007 to 12/31/2007......................  $11.51373    $11.48901         666,826

AST Goldman Sachs Concentrated Growth Portfolio

   3/20/2006* to 12/31/2006....................  $11.24816    $11.54033               0
   1/1/2007 to 12/31/2007......................  $11.54033    $12.87688               0

AST High Yield Portfolio

   3/20/2006* to 12/31/2006....................  $10.01628    $10.60878               0
   1/1/2007 to 12/31/2007......................  $10.60878    $10.64201               0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/20/2006* to 12/31/2006....................  $11.07849    $10.96352               0
   1/1/2007 to 12/31/2007......................  $10.96352    $12.80795               0

AST JPMorgan International Equity Portfolio

   3/20/2006* to 12/31/2006....................  $11.62916    $12.75684               0
   1/1/2007 to 12/31/2007......................  $12.75684    $13.66576               0

AST Large-Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $11.00244    $12.19503               0
   1/1/2007 to 12/31/2007......................  $12.19503    $11.58035               0

AST Lord Abbett Bond-Debenture Portfolio

   3/20/2006* to 12/31/2006....................  $10.12588    $10.65342               0
   1/1/2007 to 12/31/2007......................  $10.65342    $11.06283               0

AST Marsico Capital Growth Portfolio

   3/20/2006* to 12/31/2006....................  $11.22950    $11.40202               0
   1/1/2007 to 12/31/2007......................  $11.40202    $12.83108               0

AST MFS Global Equity Portfolio

   3/20/2006* to 12/31/2006....................  $11.22332    $12.70063               0
   1/1/2007 to 12/31/2007......................  $12.70063    $13.60069               0

AST MFS Growth Portfolio

   3/20/2006* to 12/31/2006....................  $11.15169    $11.50591               0
   1/1/2007 to 12/31/2007......................  $11.50591    $12.96421               0

AST Mid-Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $10.98005    $11.53375               0
   1/1/2007 to 12/31/2007......................  $11.53375    $11.60037               0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/20/2006* to 12/31/2006....................  $12.13680    $12.60819               0
   1/1/2007 to 12/31/2007......................  $12.60819    $15.08190               0

AST Neuberger Berman Mid-Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $11.28573    $11.75586               0
   1/1/2007 to 12/31/2007......................  $11.75586    $11.87182               0

AST PIMCO Limited Maturity Bond Portfolio

   3/20/2006* to 12/31/2006....................  $10.04661    $10.18235               0
   1/1/2007 to 12/31/2007......................  $10.18235    $10.64459               0

AST Preservation Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $10.23542    $10.60497         535,175
   1/1/2007 to 12/31/2007......................  $10.60497    $11.28575       1,344,079

AST Small-Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $11.59904    $12.46359               0
   1/1/2007 to 12/31/2007......................  $12.46359    $11.51553               0

AST T. Rowe Price Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $10.65900    $11.35981          40,367
   1/1/2007 to 12/31/2007......................  $11.35981    $11.82256       2,111,934

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, SPOUSAL LIFETIME FIVE, CONTRACT
                               W/O CREDIT (2.15)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST T. Rowe Price Global Bond Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.45703    $ 9.79265               0
   1/1/2007 to 12/31/2007..............................  $ 9.79265    $10.51014               0

AST T. Rowe Price Natural Resources Portfolio

   3/20/2006* to 12/31/2006............................  $12.23641    $13.26331               0
   1/1/2007 to 12/31/2007..............................  $13.26331    $18.24214               0

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/20/2006* to 12/31/2006............................  $13.50729    $15.82895               0
   1/1/2007 to 12/31/2007..............................  $15.82895    $22.23591               0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/20/2006* to 12/31/2006............................  $10.87215    $11.26640               0
   1/1/2007 to 12/31/2007..............................  $11.26640    $12.65979               0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99825    $10.62093       1,210,894
   1/1/2007 to 12/31/2007..............................  $10.62093    $11.38468       4,044,715

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99825    $10.44382         814,698
   1/1/2007 to 12/31/2007..............................  $10.44382    $11.39013       3,857,971

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99825    $10.54213         662,361
   1/1/2007 to 12/31/2007..............................  $10.54213    $11.20213       2,542,989

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99825    $ 9.97382               0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITHOUT
                                 CREDIT (2.25)
   OR Base Death Benefit, Spousal Lifetime Five, Contract With Credit (2.25)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06157    $11.76453               0
   1/1/2006 to 12/31/2006......................  $11.76453    $11.71202               0
   1/1/2007 to 12/31/2007......................  $11.71202    $12.82729               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04794    $11.05333               0
   1/1/2006 to 12/31/2006......................  $11.05333    $12.16962               0
   1/1/2007 to 12/31/2007......................  $12.16962    $13.00996               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98612    $11.29015               0
   1/1/2006 to 12/31/2006......................  $11.29015    $13.21211               0
   1/1/2007 to 12/31/2007......................  $13.21211    $14.27363               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $10.00004    $10.06787               0
   1/1/2006 to 12/31/2006......................  $10.06787    $10.31466               0
   1/1/2007 to 12/31/2007......................  $10.31466    $10.59677               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05609    $10.33742               0
   1/1/2006 to 12/31/2006......................  $10.33742    $11.68222               0
   1/1/2007 to 12/31/2007......................  $11.68222    $12.00618               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03744    $11.21151               0
   1/1/2006 to 12/31/2006......................  $11.21151    $13.15175               0
   1/1/2007 to 12/31/2007......................  $13.15175    $13.27093               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03184    $10.93736               0
   1/1/2006 to 12/31/2006......................  $10.93736    $12.22411               0
   1/1/2007 to 12/31/2007......................  $12.22411    $13.05341               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06879    $ 9.48254               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02513    $10.19391               0
   1/1/2006 to 12/31/2006......................  $10.19391    $11.57046               0
   1/1/2007 to 12/31/2007......................  $11.57046    $12.19975               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03012    $12.08212               0
   1/1/2006 to 12/31/2006......................  $12.08212    $12.51556               0
   1/1/2007 to 12/31/2007......................  $12.51556    $13.24360               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01709    $10.62927       3,048,659
   1/1/2006 to 12/31/2006......................  $10.62927    $11.50730       3,014,811
   1/1/2007 to 12/31/2007......................  $11.50730    $12.30496       2,842,825

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00714    $10.45845       1,271,391
   1/1/2006 to 12/31/2006......................  $10.45845    $11.11563       1,261,924
   1/1/2007 to 12/31/2007......................  $11.11563    $11.89024       1,228,812

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02505    $10.58382               0
   1/1/2006 to 12/31/2006......................  $10.58382    $11.90666               0
   1/1/2007 to 12/31/2007......................  $11.90666    $12.17684               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05726    $10.46444               0
   1/1/2006 to 12/31/2006......................  $10.46444    $11.72928               0
   1/1/2007 to 12/31/2007......................  $11.72928    $11.05381               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02897    $10.79578       2,406,510
   1/1/2006 to 12/31/2006......................  $10.79578    $11.91941       2,308,601
   1/1/2007 to 12/31/2007......................  $11.91941    $12.73148       1,968,095

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITHOUT
                                 CREDIT (2.25)
   OR Base Death Benefit, Spousal Lifetime Five, Contract With Credit (2.25)

                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                 AT BEGINNING    AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                 ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07576    $10.43901              0
   1/1/2006 to 12/31/2006.......................  $10.43901    $12.09601              0
   1/1/2007 to 12/31/2007.......................  $12.09601    $11.49407              0

SP International Value Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.91215    $10.62225              0
   1/1/2006 to 12/31/2006.......................  $10.62225    $13.41201              0
   1/1/2007 to 12/31/2007.......................  $13.41201    $15.48730              0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005......................  $10.05597    $ 9.60285              0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.02825    $10.64972              0
   1/1/2006 to 12/31/2006.......................  $10.64972    $10.21357              0
   1/1/2007 to 12/31/2007.......................  $10.21357    $11.60666              0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.98891    $10.09534              0
   1/1/2006 to 12/31/2006.......................  $10.09534    $10.81267              0
   1/1/2007 to 12/31/2007.......................  $10.81267    $10.97513              0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.99817    $10.12642              0
   1/1/2006 to 12/31/2006.......................  $10.12642    $10.26839              0
   1/1/2007 to 12/31/2007.......................  $10.26839    $10.98964              0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03577    $11.69877              0
   1/1/2006 to 12/31/2006.......................  $11.69877    $12.53876              0
   1/1/2007 to 12/31/2007.......................  $12.53876    $14.32317              0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03038    $10.47093              0
   1/1/2006 to 12/31/2006.......................  $10.47093    $11.50963              0
   1/1/2007 to 12/31/2007.......................  $11.50963    $11.97177              0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07359    $11.94115              0
   1/1/2006 to 12/31/2006.......................  $11.94115    $11.60179              0
   1/1/2007 to 12/31/2007.......................  $11.60179    $13.07433              0

SP Technology Portfolio

   3/14/2005* to 4/29/2005......................  $10.04311    $ 9.58927              0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.92633    $11.25119              0
   1/1/2006 to 12/31/2006.......................  $11.25119    $13.32046              0
   1/1/2007 to 12/31/2007.......................  $13.32046    $15.57181              0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005.....................  $ 9.99817    $ 9.99292              0
   1/1/2006 to 12/31/2006.......................  $ 9.99292    $11.30662              0
   1/1/2007 to 12/31/2007.......................  $11.30662    $12.11353              0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005.....................  $10.09269    $11.66217              0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07901    $10.26299              0
   1/1/2006 to 12/31/2006.......................  $10.26299    $12.18054              0
   1/1/2007 to 12/31/2007.......................  $12.18054    $11.48624              0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005.....................  $10.05412    $10.21788              0
   1/1/2006 to 12/31/2006.......................  $10.21788    $11.71945              0
   1/1/2007 to 12/31/2007.......................  $11.71945    $12.04791              0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005.....................  $10.04940    $11.27627              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITHOUT
                                 CREDIT (2.25)
   OR Base Death Benefit, Spousal Lifetime Five, Contract With Credit (2.25)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04919    $10.35190               0
   1/1/2006 to 12/31/2006..................................  $10.35190    $11.40033               0
   1/1/2007 to 12/31/2007..................................  $11.40033    $11.38033               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06589    $10.28487               0
   1/1/2006 to 12/31/2006..................................  $10.28487    $11.75492               0
   1/1/2007 to 12/31/2007..................................  $11.75492    $11.48262               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04134    $10.26773               0
   1/1/2006 to 12/31/2006..................................  $10.26773    $11.01325               0
   1/1/2007 to 12/31/2007..................................  $11.01325    $11.73026          99,324

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99817    $10.01287         198,800
   1/1/2006 to 12/31/2006..................................  $10.01287    $10.94529       5,532,354
   1/1/2007 to 12/31/2007..................................  $10.94529    $11.68877       9,731,970

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99817    $10.00290         170,069
   1/1/2006 to 12/31/2006..................................  $10.00290    $11.12115       6,561,306
   1/1/2007 to 12/31/2007..................................  $11.12115    $11.93342      12,935,579

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14641    $11.96094               0
   1/1/2006 to 12/31/2006..................................  $11.96094    $15.99622               0
   1/1/2007 to 12/31/2007..................................  $15.99622    $12.52355               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99817    $10.02288          98,314
   1/1/2006 to 12/31/2006..................................  $10.02288    $10.83790       1,470,871
   1/1/2007 to 12/31/2007..................................  $10.83790    $11.56011       2,588,286

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08423    $10.66473               0
   1/1/2006 to 12/31/2006..................................  $10.66473    $12.69696               0
   1/1/2007 to 12/31/2007..................................  $12.69696    $12.56242               0

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01064    $10.26343               0
   1/1/2006 to 12/31/2006..................................  $10.26343    $10.81666               0
   1/1/2007 to 12/31/2007..................................  $10.81666    $12.55697               0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04501    $ 9.97024               0
   1/1/2006 to 12/31/2006..................................  $ 9.97024    $11.69708               0
   1/1/2007 to 12/31/2007..................................  $11.69708    $ 9.40579               0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99817    $10.90713               0
   1/1/2006 to 12/31/2006..................................  $10.90713    $12.04505               0
   1/1/2007 to 12/31/2007..................................  $12.04505    $13.09925               0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01473    $10.57333               0
   1/1/2006 to 12/31/2006..................................  $10.57333    $11.49327               0
   1/1/2007 to 12/31/2007..................................  $11.49327    $11.45739         301,914

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.03233    $10.70854               0
   1/1/2006 to 12/31/2006..................................  $10.70854    $11.51996               0
   1/1/2007 to 12/31/2007..................................  $11.51996    $12.84145               0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.97612    $ 9.81200               0
   1/1/2006 to 12/31/2006..................................  $ 9.81200    $10.59002               0
   1/1/2007 to 12/31/2007..................................  $10.59002    $10.61268               0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99817    $10.52897               0
   1/1/2006 to 12/31/2006..................................  $10.52897    $10.94421               0
   1/1/2007 to 12/31/2007..................................  $10.94421    $12.77287               0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITHOUT
                                 CREDIT (2.25)
   OR Base Death Benefit, Spousal Lifetime Five, Contract With Credit (2.25)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING    AT END    UNITS OUTSTANDING
                                               OF PERIOD    OF PERIOD   AT END OF PERIOD
                                              ------------ ------------ -----------------
AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.91320    $10.60308               0
   1/1/2006 to 12/31/2006....................  $10.60308    $12.73435               0
   1/1/2007 to 12/31/2007....................  $12.73435    $13.62815               0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.07658    $10.50718               0
   1/1/2006 to 12/31/2006....................  $10.50718    $12.17354               0
   1/1/2007 to 12/31/2007....................  $12.17354    $11.54866               0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99817    $ 9.90289               0
   1/1/2006 to 12/31/2006....................  $ 9.90289    $10.63464               0
   1/1/2007 to 12/31/2007....................  $10.63464    $11.03240               0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.12556    $10.85196               0
   1/1/2006 to 12/31/2006....................  $10.85196    $11.38185               0
   1/1/2007 to 12/31/2007....................  $11.38185    $12.79579               0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.96557    $10.42837               0
   1/1/2006 to 12/31/2006....................  $10.42837    $12.67817               0
   1/1/2007 to 12/31/2007....................  $12.67817    $13.56337               0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.03624    $10.70871               0
   1/1/2006 to 12/31/2006....................  $10.70871    $11.48567               0
   1/1/2007 to 12/31/2007....................  $11.48567    $12.92858               0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.06434    $10.30414               0
   1/1/2006 to 12/31/2006....................  $10.30414    $11.51347               0
   1/1/2007 to 12/31/2007....................  $11.51347    $11.56862               0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.05507    $11.28269               0
   1/1/2006 to 12/31/2006....................  $11.28269    $12.58620               0
   1/1/2007 to 12/31/2007....................  $12.58620    $15.04070               0

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.02128    $10.83380               0
   1/1/2006 to 12/31/2006....................  $10.83380    $11.73524               0
   1/1/2007 to 12/31/2007....................  $11.73524    $11.83935               0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99817    $10.00975               0
   1/1/2006 to 12/31/2006....................  $10.00975    $10.16415               0
   1/1/2007 to 12/31/2007....................  $10.16415    $10.61523               0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005..................  $ 9.99817    $10.03287           2,473
   1/1/2006 to 12/31/2006....................  $10.03287    $10.59390         497,956
   1/1/2007 to 12/31/2007....................  $10.59390    $11.26294       1,319,704

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.04798    $10.59676               0
   1/1/2006 to 12/31/2006....................  $10.59676    $12.44163               0
   1/1/2007 to 12/31/2007....................  $12.44163    $11.48395               0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005..................  $10.02799    $10.30670               0
   1/1/2006 to 12/31/2006....................  $10.30670    $11.33991          13,042
   1/1/2007 to 12/31/2007....................  $11.33991    $11.79020       1,168,970

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.94871    $ 9.40496               0
   1/1/2006 to 12/31/2006....................  $ 9.40496    $ 9.77542               0
   1/1/2007 to 12/31/2007....................  $ 9.77542    $10.48123               0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005..................  $10.00217    $11.68361               0
   1/1/2006 to 12/31/2006....................  $11.68361    $13.23998               0
   1/1/2007 to 12/31/2007....................  $13.23998    $18.19215               0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITHOUT
                                 CREDIT (2.25)
   OR Base Death Benefit, Spousal Lifetime Five, Contract With Credit (2.25)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88034    $12.00502               0
   1/1/2006 to 12/31/2006..............................  $12.00502    $15.80123               0
   1/1/2007 to 12/31/2007..............................  $15.80123    $22.17505               0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04411    $10.34696               0
   1/1/2006 to 12/31/2006..............................  $10.34696    $11.24645               0
   1/1/2007 to 12/31/2007..............................  $11.24645    $12.62494               0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99817    $10.61267         873,210
   1/1/2007 to 12/31/2007..............................  $10.61267    $11.36459       2,362,014

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99817    $10.43578         731,245
   1/1/2007 to 12/31/2007..............................  $10.43578    $11.37013       2,525,442

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99817    $10.53407         617,809
   1/1/2007 to 12/31/2007..............................  $10.53407    $11.18251       1,767,825

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99817    $ 9.97260               0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITH
                                 CREDIT (2.35)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06149    $11.75530               0
   1/1/2006 to 12/31/2006......................  $11.75530    $11.69148               0
   1/1/2007 to 12/31/2007......................  $11.69148    $12.79216               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04786    $11.04459               0
   1/1/2006 to 12/31/2006......................  $11.04459    $12.14826               0
   1/1/2007 to 12/31/2007......................  $12.14826    $12.97438               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98604    $11.28141               0
   1/1/2006 to 12/31/2006......................  $11.28141    $13.18913               0
   1/1/2007 to 12/31/2007......................  $13.18913    $14.23485               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99996    $10.05988               0
   1/1/2006 to 12/31/2006......................  $10.05988    $10.29637               0
   1/1/2007 to 12/31/2007......................  $10.29637    $10.56765               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05601    $10.32927               0
   1/1/2006 to 12/31/2006......................  $10.32927    $11.66171               0
   1/1/2007 to 12/31/2007......................  $11.66171    $11.97330               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03736    $11.20262               0
   1/1/2006 to 12/31/2006......................  $11.20262    $13.12851               0
   1/1/2007 to 12/31/2007......................  $13.12851    $13.23452               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03176    $10.92881               0
   1/1/2006 to 12/31/2006......................  $10.92881    $12.20272               0
   1/1/2007 to 12/31/2007......................  $12.20272    $13.01767               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06871    $ 9.48129               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02504    $10.18592               0
   1/1/2006 to 12/31/2006......................  $10.18592    $11.55011               0
   1/1/2007 to 12/31/2007......................  $11.55011    $12.16632               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03004    $12.07261               0
   1/1/2006 to 12/31/2006......................  $12.07261    $12.49351               0
   1/1/2007 to 12/31/2007......................  $12.49351    $13.20717               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01701    $10.62086       4,403,579
   1/1/2006 to 12/31/2006......................  $10.62086    $11.48697       4,353,097
   1/1/2007 to 12/31/2007......................  $11.48697    $12.27114       3,868,319

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00706    $10.45020       1,597,518
   1/1/2006 to 12/31/2006......................  $10.45020    $11.09607       1,506,541
   1/1/2007 to 12/31/2007......................  $11.09607    $11.85756       1,386,302

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02497    $10.57546               0
   1/1/2006 to 12/31/2006......................  $10.57546    $11.88564               0
   1/1/2007 to 12/31/2007......................  $11.88564    $12.14340               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05718    $10.45619               0
   1/1/2006 to 12/31/2006......................  $10.45619    $11.70860               0
   1/1/2007 to 12/31/2007......................  $11.70860    $11.02358               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02889    $10.78726       3,952,391
   1/1/2006 to 12/31/2006......................  $10.78726    $11.89830       3,920,038
   1/1/2007 to 12/31/2007......................  $11.89830    $12.69644       3,495,614

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITH
                                 CREDIT (2.35)

                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                 AT BEGINNING    AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                 ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07568    $10.43081              0
   1/1/2006 to 12/31/2006.......................  $10.43081    $12.07470              0
   1/1/2007 to 12/31/2007.......................  $12.07470    $11.46255              0

SP International Value Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.91207    $10.61389              0
   1/1/2006 to 12/31/2006.......................  $10.61389    $13.38834              0
   1/1/2007 to 12/31/2007.......................  $13.38834    $15.44474              0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005......................  $10.05589    $ 9.60153              0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.02817    $10.64137              0
   1/1/2006 to 12/31/2006.......................  $10.64137    $10.19555              0
   1/1/2007 to 12/31/2007.......................  $10.19555    $11.57472              0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.98883    $10.08741              0
   1/1/2006 to 12/31/2006.......................  $10.08741    $10.79348              0
   1/1/2007 to 12/31/2007.......................  $10.79348    $10.94485              0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.99809    $10.11842              0
   1/1/2006 to 12/31/2006.......................  $10.11842    $10.25030              0
   1/1/2007 to 12/31/2007.......................  $10.25030    $10.95936              0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03568    $11.68962              0
   1/1/2006 to 12/31/2006.......................  $11.68962    $12.51685              0
   1/1/2007 to 12/31/2007.......................  $12.51685    $14.28410              0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03030    $10.46275              0
   1/1/2006 to 12/31/2006.......................  $10.46275    $11.48936              0
   1/1/2007 to 12/31/2007.......................  $11.48936    $11.93901              0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07351    $11.93182              0
   1/1/2006 to 12/31/2006.......................  $11.93182    $11.58147              0
   1/1/2007 to 12/31/2007.......................  $11.58147    $13.03860              0

SP Technology Portfolio

   3/14/2005* to 4/29/2005......................  $10.04303    $ 9.58801              0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.92625    $11.24237              0
   1/1/2006 to 12/31/2006.......................  $11.24237    $13.29698              0
   1/1/2007 to 12/31/2007.......................  $13.29698    $15.52910              0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005.....................  $ 9.99809    $ 9.99215              0
   1/1/2006 to 12/31/2006.......................  $ 9.99215    $11.29471              0
   1/1/2007 to 12/31/2007.......................  $11.29471    $12.08889              0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005.....................  $10.09261    $11.65393              0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07893    $10.25500              0
   1/1/2006 to 12/31/2006.......................  $10.25500    $12.15923              0
   1/1/2007 to 12/31/2007.......................  $12.15923    $11.45490              0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005.....................  $10.05404    $10.20982              0
   1/1/2006 to 12/31/2006.......................  $10.20982    $11.69882              0
   1/1/2007 to 12/31/2007.......................  $11.69882    $12.01493              0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005.....................  $10.04932    $11.26832              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITH
                                 CREDIT (2.35)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04911    $10.34380               0
   1/1/2006 to 12/31/2006..................................  $10.34380    $11.38035               0
   1/1/2007 to 12/31/2007..................................  $11.38035    $11.34925               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06581    $10.27670               0
   1/1/2006 to 12/31/2006..................................  $10.27670    $11.73408               0
   1/1/2007 to 12/31/2007..................................  $11.73408    $11.45102               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04126    $10.25966               0
   1/1/2006 to 12/31/2006..................................  $10.25966    $10.99392               0
   1/1/2007 to 12/31/2007..................................  $10.99392    $11.69820          13,224

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.01214         236,705
   1/1/2006 to 12/31/2006..................................  $10.01214    $10.93388       3,213,321
   1/1/2007 to 12/31/2007..................................  $10.93388    $11.66521       3,611,809

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.00213         123,178
   1/1/2006 to 12/31/2006..................................  $10.00213    $11.10927       3,205,535
   1/1/2007 to 12/31/2007..................................  $11.10927    $11.90879       3,266,287

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14633    $11.95154               0
   1/1/2006 to 12/31/2006..................................  $11.95154    $15.96803               0
   1/1/2007 to 12/31/2007..................................  $15.96803    $12.48919               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.02210          62,690
   1/1/2006 to 12/31/2006..................................  $10.02210    $10.82649       1,232,005
   1/1/2007 to 12/31/2007..................................  $10.82649    $11.53653       1,233,629

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08415    $10.65644               0
   1/1/2006 to 12/31/2006..................................  $10.65644    $12.67469               0
   1/1/2007 to 12/31/2007..................................  $12.67469    $12.52816               0

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01056    $10.25531               0
   1/1/2006 to 12/31/2006..................................  $10.25531    $10.79758               0
   1/1/2007 to 12/31/2007..................................  $10.79758    $12.52249               0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04493    $ 9.96249               0
   1/1/2006 to 12/31/2006..................................  $ 9.96249    $11.67669               0
   1/1/2007 to 12/31/2007..................................  $11.67669    $ 9.38029               0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99809    $10.89847               0
   1/1/2006 to 12/31/2006..................................  $10.89847    $12.02369               0
   1/1/2007 to 12/31/2007..................................  $12.02369    $13.06315               0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01465    $10.56503               0
   1/1/2006 to 12/31/2006..................................  $10.56503    $11.47316               0
   1/1/2007 to 12/31/2007..................................  $11.47316    $11.42601          32,533

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.03225    $10.70014               0
   1/1/2006 to 12/31/2006..................................  $10.70014    $11.49971               0
   1/1/2007 to 12/31/2007..................................  $11.49971    $12.80631               0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.97604    $ 9.80433               0
   1/1/2006 to 12/31/2006..................................  $ 9.80433    $10.57148               0
   1/1/2007 to 12/31/2007..................................  $10.57148    $10.58384               0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99809    $10.52063               0
   1/1/2006 to 12/31/2006..................................  $10.52063    $10.92486               0
   1/1/2007 to 12/31/2007..................................  $10.92486    $12.73768               0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITH
                                 CREDIT (2.35)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING    AT END    UNITS OUTSTANDING
                                               OF PERIOD    OF PERIOD   AT END OF PERIOD
                                              ------------ ------------ -----------------
AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.91312    $10.59475              0
   1/1/2006 to 12/31/2006....................  $10.59475    $12.71200              0
   1/1/2007 to 12/31/2007....................  $12.71200    $13.59092              0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.07650    $10.49882              0
   1/1/2006 to 12/31/2006....................  $10.49882    $12.15199              0
   1/1/2007 to 12/31/2007....................  $12.15199    $11.51688              0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99809    $ 9.89514              0
   1/1/2006 to 12/31/2006....................  $ 9.89514    $10.61604              0
   1/1/2007 to 12/31/2007....................  $10.61604    $11.00230              0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.12548    $10.84339              0
   1/1/2006 to 12/31/2006....................  $10.84339    $11.36178              0
   1/1/2007 to 12/31/2007....................  $11.36178    $12.76067              0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.96549    $10.42012              0
   1/1/2006 to 12/31/2006....................  $10.42012    $12.65581              0
   1/1/2007 to 12/31/2007....................  $12.65581    $13.52608              0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.03616    $10.70037              0
   1/1/2006 to 12/31/2006....................  $10.70037    $11.46555              0
   1/1/2007 to 12/31/2007....................  $11.46555    $12.89324              0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.06426    $10.29604              0
   1/1/2006 to 12/31/2006....................  $10.29604    $11.49314              0
   1/1/2007 to 12/31/2007....................  $11.49314    $11.53682              0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.05499    $11.27378              0
   1/1/2006 to 12/31/2006....................  $11.27378    $12.56405              0
   1/1/2007 to 12/31/2007....................  $12.56405    $14.99959              0

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.02120    $10.82531              0
   1/1/2006 to 12/31/2006....................  $10.82531    $11.71445              0
   1/1/2007 to 12/31/2007....................  $11.71445    $11.80676              0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99809    $10.00170              0
   1/1/2006 to 12/31/2006....................  $10.00170    $10.14603              0
   1/1/2007 to 12/31/2007....................  $10.14603    $10.58573              0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005..................  $ 9.99809    $10.03209         45,071
   1/1/2006 to 12/31/2006....................  $10.03209    $10.58266        307,956
   1/1/2007 to 12/31/2007....................  $10.58266    $11.23988        311,117

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.04790    $10.58843              0
   1/1/2006 to 12/31/2006....................  $10.58843    $12.41972              0
   1/1/2007 to 12/31/2007....................  $12.41972    $11.45244              0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005..................  $10.02791    $10.29859              0
   1/1/2006 to 12/31/2006....................  $10.29859    $11.31993         16,720
   1/1/2007 to 12/31/2007....................  $11.31993    $11.75789         27,945

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.94863    $ 9.39752              0
   1/1/2006 to 12/31/2006....................  $ 9.39752    $ 9.75828              0
   1/1/2007 to 12/31/2007....................  $ 9.75828    $10.45270              0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005..................  $10.00209    $11.67449              0
   1/1/2006 to 12/31/2006....................  $11.67449    $13.21670              0
   1/1/2007 to 12/31/2007....................  $13.21670    $18.14222              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITH
                                 CREDIT (2.35)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88026    $11.99550              0
   1/1/2006 to 12/31/2006..............................  $11.99550    $15.77337              0
   1/1/2007 to 12/31/2007..............................  $15.77337    $22.11426              0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04403    $10.33887              0
   1/1/2006 to 12/31/2006..............................  $10.33887    $11.22671              0
   1/1/2007 to 12/31/2007..............................  $11.22671    $12.59046              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.60457        233,279
   1/1/2007 to 12/31/2007..............................  $10.60457    $11.34476        255,543

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.42774        232,946
   1/1/2007 to 12/31/2007..............................  $10.42774    $11.35028        269,318

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.52596        136,087
   1/1/2007 to 12/31/2007..............................  $10.52596    $11.16298        171,482

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99809    $ 9.97138              0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                        CONTRACT WITHOUT CREDIT (2.35)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06149    $11.75530               0
   1/1/2006 to 12/31/2006......................  $11.75530    $11.69148               0
   1/1/2007 to 12/31/2007......................  $11.69148    $12.79216               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04786    $11.04459               0
   1/1/2006 to 12/31/2006......................  $11.04459    $12.14826               0
   1/1/2007 to 12/31/2007......................  $12.14826    $12.97438               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98604    $11.28141               0
   1/1/2006 to 12/31/2006......................  $11.28141    $13.18913               0
   1/1/2007 to 12/31/2007......................  $13.18913    $14.23485               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99996    $10.05988               0
   1/1/2006 to 12/31/2006......................  $10.05988    $10.29637               0
   1/1/2007 to 12/31/2007......................  $10.29637    $10.56765               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05601    $10.32927               0
   1/1/2006 to 12/31/2006......................  $10.32927    $11.66171               0
   1/1/2007 to 12/31/2007......................  $11.66171    $11.97330               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03736    $11.20262               0
   1/1/2006 to 12/31/2006......................  $11.20262    $13.12851               0
   1/1/2007 to 12/31/2007......................  $13.12851    $13.23452               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03176    $10.92881               0
   1/1/2006 to 12/31/2006......................  $10.92881    $12.20272               0
   1/1/2007 to 12/31/2007......................  $12.20272    $13.01767               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06871    $ 9.48129               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02504    $10.18592               0
   1/1/2006 to 12/31/2006......................  $10.18592    $11.55011               0
   1/1/2007 to 12/31/2007......................  $11.55011    $12.16632               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03004    $12.07261               0
   1/1/2006 to 12/31/2006......................  $12.07261    $12.49351               0
   1/1/2007 to 12/31/2007......................  $12.49351    $13.20717               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01701    $10.62086       4,403,579
   1/1/2006 to 12/31/2006......................  $10.62086    $11.48697       4,353,097
   1/1/2007 to 12/31/2007......................  $11.48697    $12.27114       3,868,319

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00706    $10.45020       1,597,518
   1/1/2006 to 12/31/2006......................  $10.45020    $11.09607       1,506,541
   1/1/2007 to 12/31/2007......................  $11.09607    $11.85756       1,386,302

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02497    $10.57546               0
   1/1/2006 to 12/31/2006......................  $10.57546    $11.88564               0
   1/1/2007 to 12/31/2007......................  $11.88564    $12.14340               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05718    $10.45619               0
   1/1/2006 to 12/31/2006......................  $10.45619    $11.70860               0
   1/1/2007 to 12/31/2007......................  $11.70860    $11.02358               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02889    $10.78726       3,952,391
   1/1/2006 to 12/31/2006......................  $10.78726    $11.89830       3,920,038
   1/1/2007 to 12/31/2007......................  $11.89830    $12.69644       3,495,614

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                        CONTRACT WITHOUT CREDIT (2.35)

                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                 AT BEGINNING    AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                 ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07568    $10.43081              0
   1/1/2006 to 12/31/2006.......................  $10.43081    $12.07470              0
   1/1/2007 to 12/31/2007.......................  $12.07470    $11.46255              0

SP International Value Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.91207    $10.61389              0
   1/1/2006 to 12/31/2006.......................  $10.61389    $13.38834              0
   1/1/2007 to 12/31/2007.......................  $13.38834    $15.44474              0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005......................  $10.05589    $ 9.60153              0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.02817    $10.64137              0
   1/1/2006 to 12/31/2006.......................  $10.64137    $10.19555              0
   1/1/2007 to 12/31/2007.......................  $10.19555    $11.57472              0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.98883    $10.08741              0
   1/1/2006 to 12/31/2006.......................  $10.08741    $10.79348              0
   1/1/2007 to 12/31/2007.......................  $10.79348    $10.94485              0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.99809    $10.11842              0
   1/1/2006 to 12/31/2006.......................  $10.11842    $10.25030              0
   1/1/2007 to 12/31/2007.......................  $10.25030    $10.95936              0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03568    $11.68962              0
   1/1/2006 to 12/31/2006.......................  $11.68962    $12.51685              0
   1/1/2007 to 12/31/2007.......................  $12.51685    $14.28410              0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03030    $10.46275              0
   1/1/2006 to 12/31/2006.......................  $10.46275    $11.48936              0
   1/1/2007 to 12/31/2007.......................  $11.48936    $11.93901              0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07351    $11.93182              0
   1/1/2006 to 12/31/2006.......................  $11.93182    $11.58147              0
   1/1/2007 to 12/31/2007.......................  $11.58147    $13.03860              0

SP Technology Portfolio

   3/14/2005* to 4/29/2005......................  $10.04303    $ 9.58801              0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.92625    $11.24237              0
   1/1/2006 to 12/31/2006.......................  $11.24237    $13.29698              0
   1/1/2007 to 12/31/2007.......................  $13.29698    $15.52910              0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005.....................  $ 9.99809    $ 9.99215              0
   1/1/2006 to 12/31/2006.......................  $ 9.99215    $11.29471              0
   1/1/2007 to 12/31/2007.......................  $11.29471    $12.08889              0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005.....................  $10.09261    $11.65393              0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07893    $10.25500              0
   1/1/2006 to 12/31/2006.......................  $10.25500    $12.15923              0
   1/1/2007 to 12/31/2007.......................  $12.15923    $11.45490              0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005.....................  $10.05404    $10.20982              0
   1/1/2006 to 12/31/2006.......................  $10.20982    $11.69882              0
   1/1/2007 to 12/31/2007.......................  $11.69882    $12.01493              0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005.....................  $10.04932    $11.26832              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                        CONTRACT WITHOUT CREDIT (2.35)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04911    $10.34380               0
   1/1/2006 to 12/31/2006..................................  $10.34380    $11.38035               0
   1/1/2007 to 12/31/2007..................................  $11.38035    $11.34925               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06581    $10.27670               0
   1/1/2006 to 12/31/2006..................................  $10.27670    $11.73408               0
   1/1/2007 to 12/31/2007..................................  $11.73408    $11.45102               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04126    $10.25966               0
   1/1/2006 to 12/31/2006..................................  $10.25966    $10.99392               0
   1/1/2007 to 12/31/2007..................................  $10.99392    $11.69820          13,224

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.01214         236,705
   1/1/2006 to 12/31/2006..................................  $10.01214    $10.93388       3,213,321
   1/1/2007 to 12/31/2007..................................  $10.93388    $11.66521       3,611,809

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.00213         123,178
   1/1/2006 to 12/31/2006..................................  $10.00213    $11.10927       3,205,535
   1/1/2007 to 12/31/2007..................................  $11.10927    $11.90879       3,266,287

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14633    $11.95154               0
   1/1/2006 to 12/31/2006..................................  $11.95154    $15.96803               0
   1/1/2007 to 12/31/2007..................................  $15.96803    $12.48919               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.02210          62,690
   1/1/2006 to 12/31/2006..................................  $10.02210    $10.82649       1,232,005
   1/1/2007 to 12/31/2007..................................  $10.82649    $11.53653       1,233,629

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08415    $10.65644               0
   1/1/2006 to 12/31/2006..................................  $10.65644    $12.67469               0
   1/1/2007 to 12/31/2007..................................  $12.67469    $12.52816               0

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01056    $10.25531               0
   1/1/2006 to 12/31/2006..................................  $10.25531    $10.79758               0
   1/1/2007 to 12/31/2007..................................  $10.79758    $12.52249               0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04493    $ 9.96249               0
   1/1/2006 to 12/31/2006..................................  $ 9.96249    $11.67669               0
   1/1/2007 to 12/31/2007..................................  $11.67669    $ 9.38029               0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99809    $10.89847               0
   1/1/2006 to 12/31/2006..................................  $10.89847    $12.02369               0
   1/1/2007 to 12/31/2007..................................  $12.02369    $13.06315               0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01465    $10.56503               0
   1/1/2006 to 12/31/2006..................................  $10.56503    $11.47316               0
   1/1/2007 to 12/31/2007..................................  $11.47316    $11.42601          32,533

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.03225    $10.70014               0
   1/1/2006 to 12/31/2006..................................  $10.70014    $11.49971               0
   1/1/2007 to 12/31/2007..................................  $11.49971    $12.80631               0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.97604    $ 9.80433               0
   1/1/2006 to 12/31/2006..................................  $ 9.80433    $10.57148               0
   1/1/2007 to 12/31/2007..................................  $10.57148    $10.58384               0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99809    $10.52063               0
   1/1/2006 to 12/31/2006..................................  $10.52063    $10.92486               0
   1/1/2007 to 12/31/2007..................................  $10.92486    $12.73768               0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                        CONTRACT WITHOUT CREDIT (2.35)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING    AT END    UNITS OUTSTANDING
                                               OF PERIOD    OF PERIOD   AT END OF PERIOD
                                              ------------ ------------ -----------------
AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.91312    $10.59475              0
   1/1/2006 to 12/31/2006....................  $10.59475    $12.71200              0
   1/1/2007 to 12/31/2007....................  $12.71200    $13.59092              0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.07650    $10.49882              0
   1/1/2006 to 12/31/2006....................  $10.49882    $12.15199              0
   1/1/2007 to 12/31/2007....................  $12.15199    $11.51688              0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99809    $ 9.89514              0
   1/1/2006 to 12/31/2006....................  $ 9.89514    $10.61604              0
   1/1/2007 to 12/31/2007....................  $10.61604    $11.00230              0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.12548    $10.84339              0
   1/1/2006 to 12/31/2006....................  $10.84339    $11.36178              0
   1/1/2007 to 12/31/2007....................  $11.36178    $12.76067              0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.96549    $10.42012              0
   1/1/2006 to 12/31/2006....................  $10.42012    $12.65581              0
   1/1/2007 to 12/31/2007....................  $12.65581    $13.52608              0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.03616    $10.70037              0
   1/1/2006 to 12/31/2006....................  $10.70037    $11.46555              0
   1/1/2007 to 12/31/2007....................  $11.46555    $12.89324              0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.06426    $10.29604              0
   1/1/2006 to 12/31/2006....................  $10.29604    $11.49314              0
   1/1/2007 to 12/31/2007....................  $11.49314    $11.53682              0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.05499    $11.27378              0
   1/1/2006 to 12/31/2006....................  $11.27378    $12.56405              0
   1/1/2007 to 12/31/2007....................  $12.56405    $14.99959              0

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.02120    $10.82531              0
   1/1/2006 to 12/31/2006....................  $10.82531    $11.71445              0
   1/1/2007 to 12/31/2007....................  $11.71445    $11.80676              0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99809    $10.00170              0
   1/1/2006 to 12/31/2006....................  $10.00170    $10.14603              0
   1/1/2007 to 12/31/2007....................  $10.14603    $10.58573              0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005..................  $ 9.99809    $10.03209         45,071
   1/1/2006 to 12/31/2006....................  $10.03209    $10.58266        307,956
   1/1/2007 to 12/31/2007....................  $10.58266    $11.23988        311,117

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.04790    $10.58843              0
   1/1/2006 to 12/31/2006....................  $10.58843    $12.41972              0
   1/1/2007 to 12/31/2007....................  $12.41972    $11.45244              0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005..................  $10.02791    $10.29859              0
   1/1/2006 to 12/31/2006....................  $10.29859    $11.31993         16,720
   1/1/2007 to 12/31/2007....................  $11.31993    $11.75789         27,945

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.94863    $ 9.39752              0
   1/1/2006 to 12/31/2006....................  $ 9.39752    $ 9.75828              0
   1/1/2007 to 12/31/2007....................  $ 9.75828    $10.45270              0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005..................  $10.00209    $11.67449              0
   1/1/2006 to 12/31/2006....................  $11.67449    $13.21670              0
   1/1/2007 to 12/31/2007....................  $13.21670    $18.14222              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                        CONTRACT WITHOUT CREDIT (2.35)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88026    $11.99550              0
   1/1/2006 to 12/31/2006..............................  $11.99550    $15.77337              0
   1/1/2007 to 12/31/2007..............................  $15.77337    $22.11426              0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04403    $10.33887              0
   1/1/2006 to 12/31/2006..............................  $10.33887    $11.22671              0
   1/1/2007 to 12/31/2007..............................  $11.22671    $12.59046              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.60457        233,279
   1/1/2007 to 12/31/2007..............................  $10.60457    $11.34476        255,543

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.42774        232,946
   1/1/2007 to 12/31/2007..............................  $10.42774    $11.35028        269,318

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.52596        136,087
   1/1/2007 to 12/31/2007..............................  $10.52596    $11.16298        171,482

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99809    $ 9.97138              0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                          CONTRACT WITH CREDIT (2.45)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06141    $11.74610               0
   1/1/2006 to 12/31/2006......................  $11.74610    $11.67084               0
   1/1/2007 to 12/31/2007......................  $11.67084    $12.75703               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04778    $11.03593               0
   1/1/2006 to 12/31/2006......................  $11.03593    $12.12674               0
   1/1/2007 to 12/31/2007......................  $12.12674    $12.93880               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98595    $11.27247               0
   1/1/2006 to 12/31/2006......................  $11.27247    $13.16574               0
   1/1/2007 to 12/31/2007......................  $13.16574    $14.19560               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99988    $10.05190               0
   1/1/2006 to 12/31/2006......................  $10.05190    $10.27814               0
   1/1/2007 to 12/31/2007......................  $10.27814    $10.53855               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05593    $10.32110               0
   1/1/2006 to 12/31/2006......................  $10.32110    $11.64107               0
   1/1/2007 to 12/31/2007......................  $11.64107    $11.94041               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03728    $11.19383               0
   1/1/2006 to 12/31/2006......................  $11.19383    $13.10541               0
   1/1/2007 to 12/31/2007......................  $13.10541    $13.19819               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03168    $10.92021               0
   1/1/2006 to 12/31/2006......................  $10.92021    $12.18125               0
   1/1/2007 to 12/31/2007......................  $12.18125    $12.98196               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06863    $ 9.48006               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02496    $10.17786               0
   1/1/2006 to 12/31/2006......................  $10.17786    $11.52970               0
   1/1/2007 to 12/31/2007......................  $11.52970    $12.13292               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.02996    $12.06319               0
   1/1/2006 to 12/31/2006......................  $12.06319    $12.47163               0
   1/1/2007 to 12/31/2007......................  $12.47163    $13.17114               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01693    $10.61248       6,136,213
   1/1/2006 to 12/31/2006......................  $10.61248    $11.46669       5,875,697
   1/1/2007 to 12/31/2007......................  $11.46669    $12.23751       5,236,083

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00698    $10.44207       2,118,078
   1/1/2006 to 12/31/2006......................  $10.44207    $11.07656       1,883,811
   1/1/2007 to 12/31/2007......................  $11.07656    $11.82515       1,792,360

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02489    $10.56711               0
   1/1/2006 to 12/31/2006......................  $10.56711    $11.86474               0
   1/1/2007 to 12/31/2007......................  $11.86474    $12.11016               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05710    $10.44788               0
   1/1/2006 to 12/31/2006......................  $10.44788    $11.68790               0
   1/1/2007 to 12/31/2007......................  $11.68790    $10.99319               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02881    $10.77878       8,940,803
   1/1/2006 to 12/31/2006......................  $10.77878    $11.87740       7,500,799
   1/1/2007 to 12/31/2007......................  $11.87740    $12.66170       6,358,985

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                          CONTRACT WITH CREDIT (2.45)

                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                 AT BEGINNING    AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                 ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07560    $10.42259              0
   1/1/2006 to 12/31/2006.......................  $10.42259    $12.05340              0
   1/1/2007 to 12/31/2007.......................  $12.05340    $11.43114              0

SP International Value Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.91199    $10.60549              0
   1/1/2006 to 12/31/2006.......................  $10.60549    $13.36482              0
   1/1/2007 to 12/31/2007.......................  $13.36482    $15.40246              0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005......................  $10.05581    $ 9.60031              0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.02809    $10.63301              0
   1/1/2006 to 12/31/2006.......................  $10.63301    $10.17775              0
   1/1/2007 to 12/31/2007.......................  $10.17775    $11.54319              0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.98875    $10.07937              0
   1/1/2006 to 12/31/2006.......................  $10.07937    $10.77439              0
   1/1/2007 to 12/31/2007.......................  $10.77439    $10.91469              0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.99801    $10.11047              0
   1/1/2006 to 12/31/2006.......................  $10.11047    $10.23234              0
   1/1/2007 to 12/31/2007.......................  $10.23234    $10.92936              0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03560    $11.68032              0
   1/1/2006 to 12/31/2006.......................  $11.68032    $12.49467              0
   1/1/2007 to 12/31/2007.......................  $12.49467    $14.24482              0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03022    $10.45441              0
   1/1/2006 to 12/31/2006.......................  $10.45441    $11.46903              0
   1/1/2007 to 12/31/2007.......................  $11.46903    $11.90609              0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07343    $11.92236              0
   1/1/2006 to 12/31/2006.......................  $11.92236    $11.56109              0
   1/1/2007 to 12/31/2007.......................  $11.56109    $13.00290              0

SP Technology Portfolio

   3/14/2005* to 4/29/2005......................  $10.04295    $ 9.58675              0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.92617    $11.23348              0
   1/1/2006 to 12/31/2006.......................  $11.23348    $13.27347              0
   1/1/2007 to 12/31/2007.......................  $13.27347    $15.48634              0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005.....................  $ 9.99801    $ 9.99141              0
   1/1/2006 to 12/31/2006.......................  $ 9.99141    $11.28281              0
   1/1/2007 to 12/31/2007.......................  $11.28281    $12.06426              0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005.....................  $10.09253    $11.64566              0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07885    $10.24690              0
   1/1/2006 to 12/31/2006.......................  $10.24690    $12.13780              0
   1/1/2007 to 12/31/2007.......................  $12.13780    $11.42344              0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005.....................  $10.05396    $10.20187              0
   1/1/2006 to 12/31/2006.......................  $10.20187    $11.67834              0
   1/1/2007 to 12/31/2007.......................  $11.67834    $11.98201              0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005.....................  $10.04924    $11.26030              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                          CONTRACT WITH CREDIT (2.45)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04903    $10.33560               0
   1/1/2006 to 12/31/2006..................................  $10.33560    $11.36022               0
   1/1/2007 to 12/31/2007..................................  $11.36022    $11.31812               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06573    $10.26859               0
   1/1/2006 to 12/31/2006..................................  $10.26859    $11.71337               0
   1/1/2007 to 12/31/2007..................................  $11.71337    $11.41955               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04118    $10.25159               0
   1/1/2006 to 12/31/2006..................................  $10.25159    $10.97447               0
   1/1/2007 to 12/31/2007..................................  $10.97447    $11.66603           1,989

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99801    $10.01138         333,287
   1/1/2006 to 12/31/2006..................................  $10.01138    $10.92235       5,175,481
   1/1/2007 to 12/31/2007..................................  $10.92235    $11.64141       5,298,260

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99801    $10.00140         743,982
   1/1/2006 to 12/31/2006..................................  $10.00140    $11.09771       8,756,454
   1/1/2007 to 12/31/2007..................................  $11.09771    $11.88482       8,998,679

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14625    $11.94213               0
   1/1/2006 to 12/31/2006..................................  $11.94213    $15.94002               0
   1/1/2007 to 12/31/2007..................................  $15.94002    $12.45500               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99801    $10.02138          81,467
   1/1/2006 to 12/31/2006..................................  $10.02138    $10.81525       1,358,610
   1/1/2007 to 12/31/2007..................................  $10.81525    $11.51336       1,579,200

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08407    $10.64802               0
   1/1/2006 to 12/31/2006..................................  $10.64802    $12.65233               0
   1/1/2007 to 12/31/2007..................................  $12.65233    $12.49370               0

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01048    $10.24725               0
   1/1/2006 to 12/31/2006..................................  $10.24725    $10.77862               0
   1/1/2007 to 12/31/2007..................................  $10.77862    $12.48831               0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04485    $ 9.95468               0
   1/1/2006 to 12/31/2006..................................  $ 9.95468    $11.65620               0
   1/1/2007 to 12/31/2007..................................  $11.65620    $ 9.35456               0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99801    $10.88987               0
   1/1/2006 to 12/31/2006..................................  $10.88987    $12.00261               0
   1/1/2007 to 12/31/2007..................................  $12.00261    $13.02743               0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01457    $10.55669               0
   1/1/2006 to 12/31/2006..................................  $10.55669    $11.45287               0
   1/1/2007 to 12/31/2007..................................  $11.45287    $11.39459         105,436

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.03217    $10.69171               0
   1/1/2006 to 12/31/2006..................................  $10.69171    $11.47944               0
   1/1/2007 to 12/31/2007..................................  $11.47944    $12.77121               0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.97596    $ 9.79641               0
   1/1/2006 to 12/31/2006..................................  $ 9.79641    $10.55268               0
   1/1/2007 to 12/31/2007..................................  $10.55268    $10.55459               0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99801    $10.51232               0
   1/1/2006 to 12/31/2006..................................  $10.51232    $10.90557               0
   1/1/2007 to 12/31/2007..................................  $10.90557    $12.70278               0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                          CONTRACT WITH CREDIT (2.45)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING    AT END    UNITS OUTSTANDING
                                               OF PERIOD    OF PERIOD   AT END OF PERIOD
                                              ------------ ------------ -----------------
AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.91304    $10.58646              0
   1/1/2006 to 12/31/2006....................  $10.58646    $12.68955              0
   1/1/2007 to 12/31/2007....................  $12.68955    $13.55356              0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.07642    $10.49062              0
   1/1/2006 to 12/31/2006....................  $10.49062    $12.13068              0
   1/1/2007 to 12/31/2007....................  $12.13068    $11.48536              0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99801    $ 9.88733              0
   1/1/2006 to 12/31/2006....................  $ 9.88733    $10.59730              0
   1/1/2007 to 12/31/2007....................  $10.59730    $10.97206              0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.12540    $10.83491              0
   1/1/2006 to 12/31/2006....................  $10.83491    $11.34185              0
   1/1/2007 to 12/31/2007....................  $11.34185    $12.72572              0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.96541    $10.41200              0
   1/1/2006 to 12/31/2006....................  $10.41200    $12.63355              0
   1/1/2007 to 12/31/2007....................  $12.63355    $13.48904              0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.03608    $10.69190              0
   1/1/2006 to 12/31/2006....................  $10.69190    $11.44528              0
   1/1/2007 to 12/31/2007....................  $11.44528    $12.85790              0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.06418    $10.28791              0
   1/1/2006 to 12/31/2006....................  $10.28791    $11.47294              0
   1/1/2007 to 12/31/2007....................  $11.47294    $11.50524              0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.05491    $11.26491              0
   1/1/2006 to 12/31/2006....................  $11.26491    $12.54184              0
   1/1/2007 to 12/31/2007....................  $12.54184    $14.95828              0

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.02112    $10.81669              0
   1/1/2006 to 12/31/2006....................  $10.81669    $11.69386              0
   1/1/2007 to 12/31/2007....................  $11.69386    $11.77441              0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99801    $ 9.99405              0
   1/1/2006 to 12/31/2006....................  $ 9.99405    $10.12861              0
   1/1/2007 to 12/31/2007....................  $10.12861    $10.55719              0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005..................  $ 9.99801    $10.03135         15,148
   1/1/2006 to 12/31/2006....................  $10.03135    $10.57153        674,132
   1/1/2007 to 12/31/2007....................  $10.57153    $11.21700        688,799

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.04782    $10.58010              0
   1/1/2006 to 12/31/2006....................  $10.58010    $12.39785              0
   1/1/2007 to 12/31/2007....................  $12.39785    $11.42111              0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005..................  $10.02783    $10.29052              0
   1/1/2006 to 12/31/2006....................  $10.29052    $11.30000         27,406
   1/1/2007 to 12/31/2007....................  $11.30000    $11.72572         41,396

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.94855    $ 9.39009              0
   1/1/2006 to 12/31/2006....................  $ 9.39009    $ 9.74100              0
   1/1/2007 to 12/31/2007....................  $ 9.74100    $10.42389              0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005..................  $10.00201    $11.66527              0
   1/1/2006 to 12/31/2006....................  $11.66527    $13.19340              0
   1/1/2007 to 12/31/2007....................  $13.19340    $18.09249              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                          CONTRACT WITH CREDIT (2.45)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88018    $11.98612              0
   1/1/2006 to 12/31/2006..............................  $11.98612    $15.74569              0
   1/1/2007 to 12/31/2007..............................  $15.74569    $22.05377              0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04395    $10.33076              0
   1/1/2006 to 12/31/2006..............................  $10.33076    $11.20700              0
   1/1/2007 to 12/31/2007..............................  $11.20700    $12.55606              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99801    $10.59639        874,833
   1/1/2007 to 12/31/2007..............................  $10.59639    $11.32484        919,996

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99801    $10.41971        492,370
   1/1/2007 to 12/31/2007..............................  $10.41971    $11.33030        811,126

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99801    $10.51794        375,587
   1/1/2007 to 12/31/2007..............................  $10.51794    $11.14359        468,661

AST T. Rowe Price Large-Cap Growth Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.83645    $ 9.96536              0

AST Money Market

   11/19/2007* to 12/31/2007...........................  $ 9.99922    $10.02336              0

AST Small Cap Growth

   11/19/2007* to 12/31/2007...........................  $ 9.76132    $10.16480              0

AST PIMCO Total Return Bond

   11/19/2007* to 12/31/2007...........................  $10.02258    $10.10877              0

AST International Value Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.76056    $ 9.91404              0

AST International Growth Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.69559    $ 9.90141              0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99801    $ 9.97021              0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: Highest Daily Value, LIFETIME FIVE, Contract Without
                                 Credit (2.50)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06137    $11.74143              0
   1/1/2006 to 12/31/2006......................  $11.74143    $11.66055              0
   1/1/2007 to 12/31/2007......................  $11.66055    $12.73966              0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04774    $11.03163              0
   1/1/2006 to 12/31/2006......................  $11.03163    $12.11620              0
   1/1/2007 to 12/31/2007......................  $12.11620    $12.92115              0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98591    $11.26803              0
   1/1/2006 to 12/31/2006......................  $11.26803    $13.15410              0
   1/1/2007 to 12/31/2007......................  $13.15410    $14.17616              0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99984    $10.04804              0
   1/1/2006 to 12/31/2006......................  $10.04804    $10.26929              0
   1/1/2007 to 12/31/2007......................  $10.26929    $10.52412              0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05589    $10.31707              0
   1/1/2006 to 12/31/2006......................  $10.31707    $11.63086              0
   1/1/2007 to 12/31/2007......................  $11.63086    $11.92404              0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03724    $11.18934              0
   1/1/2006 to 12/31/2006......................  $11.18934    $13.09390              0
   1/1/2007 to 12/31/2007......................  $13.09390    $13.18019              0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03164    $10.91582              0
   1/1/2006 to 12/31/2006......................  $10.91582    $12.17043              0
   1/1/2007 to 12/31/2007......................  $12.17043    $12.96423              0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06859    $ 9.47941              0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02492    $10.17395              0
   1/1/2006 to 12/31/2006......................  $10.17395    $11.51971              0
   1/1/2007 to 12/31/2007......................  $11.51971    $12.11646              0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.02992    $12.05838              0
   1/1/2006 to 12/31/2006......................  $12.05838    $12.46059              0
   1/1/2007 to 12/31/2007......................  $12.46059    $13.15306              0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01689    $10.60829        878,866
   1/1/2006 to 12/31/2006......................  $10.60829    $11.45654        921,790
   1/1/2007 to 12/31/2007......................  $11.45654    $12.22058        910,213

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00694    $10.43797        237,217
   1/1/2006 to 12/31/2006......................  $10.43797    $11.06693        251,066
   1/1/2007 to 12/31/2007......................  $11.06693    $11.80920        245,472

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02485    $10.56303              0
   1/1/2006 to 12/31/2006......................  $10.56303    $11.85436              0
   1/1/2007 to 12/31/2007......................  $11.85436    $12.09358              0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05706    $10.44387              0
   1/1/2006 to 12/31/2006......................  $10.44387    $11.67777              0
   1/1/2007 to 12/31/2007......................  $11.67777    $10.97834              0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02877    $10.77456        833,704
   1/1/2006 to 12/31/2006......................  $10.77456    $11.86698        859,491
   1/1/2007 to 12/31/2007......................  $11.86698    $12.64450        821,924

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: Highest Daily Value, LIFETIME FIVE, Contract Without
                                 Credit (2.50)

                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                 AT BEGINNING    AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                 ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07556    $10.41847              0
   1/1/2006 to 12/31/2006.......................  $10.41847    $12.04281              0
   1/1/2007 to 12/31/2007.......................  $12.04281    $11.41558              0

SP International Value Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.91195    $10.60131              0
   1/1/2006 to 12/31/2006.......................  $10.60131    $13.35300              0
   1/1/2007 to 12/31/2007.......................  $13.35300    $15.38133              0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005......................  $10.05577    $ 9.59968              0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.02805    $10.62885              0
   1/1/2006 to 12/31/2006.......................  $10.62885    $10.16866              0
   1/1/2007 to 12/31/2007.......................  $10.16866    $11.52732              0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.98871    $10.07558              0
   1/1/2006 to 12/31/2006.......................  $10.07558    $10.76513              0
   1/1/2007 to 12/31/2007.......................  $10.76513    $10.90009              0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.99797    $10.10646              0
   1/1/2006 to 12/31/2006.......................  $10.10646    $10.22328              0
   1/1/2007 to 12/31/2007.......................  $10.22328    $10.91445              0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03556    $11.67587              0
   1/1/2006 to 12/31/2006.......................  $11.67587    $12.48386              0
   1/1/2007 to 12/31/2007.......................  $12.48386    $14.22544              0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.03018    $10.45046              0
   1/1/2006 to 12/31/2006.......................  $10.45046    $11.45912              0
   1/1/2007 to 12/31/2007.......................  $11.45912    $11.89005              0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07339    $11.91778              0
   1/1/2006 to 12/31/2006.......................  $11.91778    $11.55086              0
   1/1/2007 to 12/31/2007.......................  $11.55086    $12.98501              0

SP Technology Portfolio

   3/14/2005* to 4/29/2005......................  $10.04291    $ 9.58612              0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005.....................  $ 9.92613    $11.22903              0
   1/1/2006 to 12/31/2006.......................  $11.22903    $13.26174              0
   1/1/2007 to 12/31/2007.......................  $13.26174    $15.46520              0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005.....................  $ 9.99797    $ 9.99101              0
   1/1/2006 to 12/31/2006.......................  $ 9.99101    $11.27690              0
   1/1/2007 to 12/31/2007.......................  $11.27690    $12.05197              0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005.....................  $10.09249    $11.64150              0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005.....................  $10.07881    $10.24287              0
   1/1/2006 to 12/31/2006.......................  $10.24287    $12.12703              0
   1/1/2007 to 12/31/2007.......................  $12.12703    $11.40771              0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005.....................  $10.05392    $10.19783              0
   1/1/2006 to 12/31/2006.......................  $10.19783    $11.66811              0
   1/1/2007 to 12/31/2007.......................  $11.66811    $11.96568              0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005.....................  $10.04920    $11.25622              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: Highest Daily Value, LIFETIME FIVE, Contract Without
                                 Credit (2.50)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                             OF PERIOD      PERIOD    AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04899    $10.33161              0
   1/1/2006 to 12/31/2006..................................  $10.33161    $11.35033              0
   1/1/2007 to 12/31/2007..................................  $11.35033    $11.30262              0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06569    $10.26459              0
   1/1/2006 to 12/31/2006..................................  $10.26459    $11.70314              0
   1/1/2007 to 12/31/2007..................................  $11.70314    $11.40403              0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04114    $10.24762              0
   1/1/2006 to 12/31/2006..................................  $10.24762    $10.96494              0
   1/1/2007 to 12/31/2007..................................  $10.96494    $11.65025              0

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99797    $10.01101         39,473
   1/1/2006 to 12/31/2006..................................  $10.01101    $10.91668        772,149
   1/1/2007 to 12/31/2007..................................  $10.91668    $11.62962        776,683

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99797    $10.00101         48,203
   1/1/2006 to 12/31/2006..................................  $10.00101    $11.09188        664,131
   1/1/2007 to 12/31/2007..................................  $11.09188    $11.87274        667,964

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14621    $11.93748              0
   1/1/2006 to 12/31/2006..................................  $11.93748    $15.92598              0
   1/1/2007 to 12/31/2007..................................  $15.92598    $12.43797              0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99797    $10.02099         11,152
   1/1/2006 to 12/31/2006..................................  $10.02099    $10.80953         88,512
   1/1/2007 to 12/31/2007..................................  $10.80953    $11.50155         85,781

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08403    $10.64384              0
   1/1/2006 to 12/31/2006..................................  $10.64384    $12.64122              0
   1/1/2007 to 12/31/2007..................................  $12.64122    $12.47665              0

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01044    $10.24325              0
   1/1/2006 to 12/31/2006..................................  $10.24325    $10.76916              0
   1/1/2007 to 12/31/2007..................................  $10.76916    $12.47121              0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04481    $ 9.95075              0
   1/1/2006 to 12/31/2006..................................  $ 9.95075    $11.64585              0
   1/1/2007 to 12/31/2007..................................  $11.64585    $ 9.34170              0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99797    $10.88570              0
   1/1/2006 to 12/31/2006..................................  $10.88570    $11.99215              0
   1/1/2007 to 12/31/2007..................................  $11.99215    $13.00981              0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01453    $10.55252              0
   1/1/2006 to 12/31/2006..................................  $10.55252    $11.44278              0
   1/1/2007 to 12/31/2007..................................  $11.44278    $11.37906          2,276

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.03213    $10.68752              0
   1/1/2006 to 12/31/2006..................................  $10.68752    $11.46935              0
   1/1/2007 to 12/31/2007..................................  $11.46935    $12.75376              0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.97592    $ 9.79270              0
   1/1/2006 to 12/31/2006..................................  $ 9.79270    $10.54352              0
   1/1/2007 to 12/31/2007..................................  $10.54352    $10.54022              0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99797    $10.50824              0
   1/1/2006 to 12/31/2006..................................  $10.50824    $10.89603              0
   1/1/2007 to 12/31/2007..................................  $10.89603    $12.68540              0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: Highest Daily Value, LIFETIME FIVE, Contract Without
                                 Credit (2.50)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING    AT END    UNITS OUTSTANDING
                                               OF PERIOD    OF PERIOD   AT END OF PERIOD
                                              ------------ ------------ -----------------
AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.91300    $10.58231             0
   1/1/2006 to 12/31/2006....................  $10.58231    $12.67847             0
   1/1/2007 to 12/31/2007....................  $12.67847    $13.53518             0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.07638    $10.48652             0
   1/1/2006 to 12/31/2006....................  $10.48652    $12.12005             0
   1/1/2007 to 12/31/2007....................  $12.12005    $11.46968             0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99797    $ 9.88341             0
   1/1/2006 to 12/31/2006....................  $ 9.88341    $10.58795             0
   1/1/2007 to 12/31/2007....................  $10.58795    $10.95700             0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.12536    $10.83063             0
   1/1/2006 to 12/31/2006....................  $10.83063    $11.33186             0
   1/1/2007 to 12/31/2007....................  $11.33186    $12.70824             0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.96537    $10.40791             0
   1/1/2006 to 12/31/2006....................  $10.40791    $12.62250             0
   1/1/2007 to 12/31/2007....................  $12.62250    $13.47067             0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.03604    $10.68772             0
   1/1/2006 to 12/31/2006....................  $10.68772    $11.43531             0
   1/1/2007 to 12/31/2007....................  $11.43531    $12.84042             0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.06414    $10.28391             0
   1/1/2006 to 12/31/2006....................  $10.28391    $11.46296             0
   1/1/2007 to 12/31/2007....................  $11.46296    $11.48960             0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.05487    $11.26045             0
   1/1/2006 to 12/31/2006....................  $11.26045    $12.53073             0
   1/1/2007 to 12/31/2007....................  $12.53073    $14.93769             0

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.02108    $10.81251             0
   1/1/2006 to 12/31/2006....................  $10.81251    $11.68366             0
   1/1/2007 to 12/31/2007....................  $11.68366    $11.75837             0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99797    $ 9.98992             0
   1/1/2006 to 12/31/2006....................  $ 9.98992    $10.11927             0
   1/1/2007 to 12/31/2007....................  $10.11927    $10.54231             0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005..................  $ 9.99797    $10.03099         2,989
   1/1/2006 to 12/31/2006....................  $10.03099    $10.56605         2,849
   1/1/2007 to 12/31/2007....................  $10.56605    $11.20577         2,706

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.04778    $10.57594             0
   1/1/2006 to 12/31/2006....................  $10.57594    $12.38691             0
   1/1/2007 to 12/31/2007....................  $12.38691    $11.40539             0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005..................  $10.02779    $10.28645             0
   1/1/2006 to 12/31/2006....................  $10.28645    $11.29003             0
   1/1/2007 to 12/31/2007....................  $11.29003    $11.70965             0

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.94851    $ 9.38638             0
   1/1/2006 to 12/31/2006....................  $ 9.38638    $ 9.73239             0
   1/1/2007 to 12/31/2007....................  $ 9.73239    $10.40953             0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005..................  $10.00197    $11.66072             0
   1/1/2006 to 12/31/2006....................  $11.66072    $13.18195             0
   1/1/2007 to 12/31/2007....................  $13.18195    $18.06800             0

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

ACCUMULATION UNIT VALUES: Highest Daily Value, LIFETIME FIVE, Contract Without
                                 Credit (2.50)

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING    AT END    UNITS OUTSTANDING
                                                       OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                      ------------ ------------ -----------------
Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005..........................  $ 9.88014    $11.98138             0
   1/1/2006 to 12/31/2006............................  $11.98138    $15.73180             0
   1/1/2007 to 12/31/2007............................  $15.73180    $22.02354             0

Janus Aspen Large Cap Growth Portfolio-Service Shares

   3/14/2005* to 12/31/2005..........................  $10.04391    $10.32669             0
   1/1/2006 to 12/31/2006............................  $10.32669    $11.19717             0
   1/1/2007 to 12/31/2007............................  $11.19717    $12.53894             0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006..........................  $ 9.99797    $10.59232        40,075
   1/1/2007 to 12/31/2007............................  $10.59232    $11.31505        48,676

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006..........................  $ 9.99797    $10.41572        40,032
   1/1/2007 to 12/31/2007............................  $10.41572    $11.32044        56,929

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006..........................  $ 9.99797    $10.51387        28,749
   1/1/2007 to 12/31/2007............................  $10.51387    $11.13375        28,693

AST T. Rowe Price Large-Cap Growth Portfolio

   11/19/2007* to 12/31/2007.........................  $ 9.83641    $ 9.96477             0

AST Money Market

   11/19/2007* to 12/31/2007.........................  $ 9.99918    $10.02272             0

AST Small Cap Growth

   11/19/2007* to 12/31/2007.........................  $ 9.76128    $10.16420             0

AST PIMCO Total Return Bond

   11/19/2007* to 12/31/2007.........................  $10.02254    $10.10819             0

AST International Value Portfolio

   11/19/2007* to 12/31/2007.........................  $ 9.76052    $ 9.91342             0

AST International Growth Portfolio

   11/19/2007* to 12/31/2007.........................  $ 9.69555    $ 9.90081             0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007.........................  $ 9.99797    $ 9.96957             0

* Denotes the start date of these sub-accounts

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement
                                Service Charge

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Aggressive Asset Allocation Portfolio

   3/19/2007* to 12/31/2007................................  $10.12210    $11.05096          1,576

AST Alliance Bernstein Core Value Portfolio

   3/19/2007* to 12/31/2007................................  $10.11700    $ 9.82815          5,487

AST Alliance Bernstein Growth & Income Portfolio

   3/19/2007* to 12/31/2007................................  $10.11632    $10.62005              0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/19/2007* to 12/31/2007................................  $10.11188    $10.37151              0

AST American Century Income & Growth Portfolio

   3/19/2007* to 12/31/2007................................  $10.12345    $10.18301              0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/19/2007* to 12/31/2007................................  $10.07291    $10.87140          1,400

AST Balanced Asset Allocation Portfolio

   3/19/2007* to 12/31/2007................................  $10.08004    $10.91282        129,445

AST Capital Growth Asset Allocation Portfolio

   3/19/2007* to 12/31/2007................................  $10.09687    $11.01224         40,327

AST Cohen & Steers Realty Portfolio

   3/19/2007* to 12/31/2007................................  $10.10286    $ 7.81223          2,528

AST Conservative Asset Allocation Portfolio

   3/19/2007* to 12/31/2007................................  $10.07151    $10.86097          3,120

AST DeAm Large-Cap Value Portfolio

   3/19/2007* to 12/31/2007................................  $10.11154    $10.19617          2,976

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/19/2007* to 12/31/2007................................  $10.12073    $11.75209              0

AST DeAm Small-Cap Value Portfolio

   3/19/2007* to 12/31/2007................................  $10.09789    $ 8.33201              0

AST Federated Aggressive Growth Portfolio

   3/19/2007* to 12/31/2007................................  $10.10254    $10.91958              0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/19/2007* to 12/31/2007................................  $10.08054    $10.17383              0

AST Goldman Sachs Concentrated Growth Portfolio

   3/19/2007* to 12/31/2007................................  $10.09100    $11.53628          4,723

AST High Yield Portfolio

   3/19/2007* to 12/31/2007................................  $ 9.99918    $ 9.96607              0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/19/2007* to 12/31/2007................................  $10.09800    $11.48986          1,492

AST JPMorgan International Equity Portfolio

   3/19/2007* to 12/31/2007................................  $10.14435    $10.97941          2,000

AST Large-Cap Value Portfolio

   3/19/2007* to 12/31/2007................................  $10.11587    $ 9.84473              0

AST Lord Abbett Bond-Debenture Portfolio

   3/19/2007* to 12/31/2007................................  $10.02439    $10.32185              0

AST Marsico Capital Growth Portfolio

   3/19/2007* to 12/31/2007................................  $10.13199    $11.47337          2,345

                       STRATEGIC PARTNERS ANNUITY ONE 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement
                                Service Charge

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING    AT END    UNITS OUTSTANDING
                                                       OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                      ------------ ------------ -----------------

AST MFS Global Equity Portfolio

   3/19/2007* to 12/31/2007..........................  $10.11667    $10.95164              0

AST MFS Growth Portfolio

   3/19/2007* to 12/31/2007..........................  $10.10694    $11.59267              0

AST Mid-Cap Value Portfolio

   3/19/2007* to 12/31/2007..........................  $10.10574    $10.11084              0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/19/2007* to 12/31/2007..........................  $10.11565    $11.82260              0

AST Neuberger Berman Mid-Cap Value Portfolio

   3/19/2007* to 12/31/2007..........................  $10.13369    $10.25701          2,202

AST PIMCO Limited Maturity Bond Portfolio

   3/19/2007* to 12/31/2007..........................  $ 9.99034    $10.47408          6,233

AST Preservation Asset Allocation Portfolio

   3/19/2007* to 12/31/2007..........................  $10.04514    $10.75670              0

AST Small-Cap Value Portfolio

   3/19/2007* to 12/31/2007..........................  $10.11095    $ 9.43656          1,552

AST T. Rowe Price Asset Allocation Portfolio

   3/19/2007* to 12/31/2007..........................  $10.06740    $10.57860            492

AST T. Rowe Price Global Bond Portfolio

   3/19/2007* to 12/31/2007..........................  $ 9.98213    $10.73003              0

AST T. Rowe Price Natural Resources Portfolio

   3/19/2007* to 12/31/2007..........................  $10.17958    $13.94064              0

AST Advanced Strategies Portfolio

   3/19/2007* to 12/31/2007..........................  $10.07305    $10.83452              0

AST First Trust Capital Appreciation Target Portfolio

   3/19/2007* to 12/31/2007..........................  $10.10404    $11.19117            469

AST First Trust Balanced Target Portfolio

   3/19/2007* to 12/31/2007..........................  $10.07381    $10.77036          7,255

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007.........................  $ 9.99918    $ 9.98774              0

Prudential Money Market Portfolio

   3/19/2007* to 12/31/2007..........................  $10.00330    $10.31781        159,370

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT W/ CREDIT (1.50)

                                                ACCUMULATION  ACCUMULATION     NUMBER OF
                                                UNIT VALUE AT  UNIT VALUE    ACCUMULATION
                                                  BEGINNING      AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------- ------------ -----------------
Jennison Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01724      $1.23895         216,355
   1/1/2004 to 12/31/2004......................   $1.23895      $1.33829         311,900
   1/1/2005 to 12/31/2005......................   $1.33829      $1.51048         411,291
   1/1/2006 to 12/31/2006......................   $1.51048      $1.51474         401,279
   1/1/2007 to 12/31/2007......................   $1.51474      $1.67141         291,779

Prudential Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01833      $1.25647          39,870
   1/1/2004 to 12/31/2004......................   $1.25647      $1.36076         152,506
   1/1/2005 to 12/31/2005......................   $1.36076      $1.49450         565,034
   1/1/2006 to 12/31/2006......................   $1.49450      $1.65760         553,270
   1/1/2007 to 12/31/2007......................   $1.65760      $1.78522         487,309

Prudential Global Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00588      $1.28371         197,728
   1/1/2004 to 12/31/2004......................   $1.28371      $1.38607         365,357
   1/1/2005 to 12/31/2005......................   $1.38607      $1.58512         359,000
   1/1/2006 to 12/31/2006......................   $1.58512      $1.86861         338,563
   1/1/2007 to 12/31/2007......................   $1.86861      $2.03370         328,730

Prudential Money Market Portfolio

   1/6/2003* to 12/31/2003.....................   $0.99996      $0.99350         233,354
   1/1/2004 to 12/31/2004......................   $0.99350      $0.98889         299,885
   1/1/2005 to 12/31/2005......................   $0.98889      $1.00261         417,029
   1/1/2006 to 12/31/2006......................   $1.00261      $1.03502       1,455,444
   1/1/2007 to 12/31/2007......................   $1.03502      $1.07133       3,463,604

Prudential Stock Index Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02198      $1.22298         741,254
   1/1/2004 to 12/31/2004......................   $1.22298      $1.33080       1,342,365
   1/1/2005 to 12/31/2005......................   $1.33080      $1.37063       1,873,113
   1/1/2006 to 12/31/2006......................   $1.37063      $1.56032       1,677,373
   1/1/2007 to 12/31/2007......................   $1.56032      $1.61556       1,573,675

Prudential Value Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02525      $1.22287         315,525
   1/1/2004 to 12/31/2004......................   $1.22287      $1.40143         463,969
   1/1/2005 to 12/31/2005......................   $1.40143      $1.61076         545,987
   1/1/2006 to 12/31/2006......................   $1.61076      $1.90337         609,823
   1/1/2007 to 12/31/2007......................   $1.90337      $1.93490         544,774

SP Aggressive Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01312      $1.27795         279,325
   1/1/2004 to 12/31/2004......................   $1.27795      $1.44485       1,187,472
   1/1/2005 to 12/31/2005......................   $1.44485      $1.57270       1,159,865
   1/1/2006 to 12/31/2006......................   $1.57270      $1.77069         584,012
   1/1/2007 to 12/31/2007......................   $1.77069      $1.90484         443,798

SP AIM Aggressive Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01133      $1.22047         177,909
   1/1/2004 to 12/31/2004......................   $1.22047      $1.34510         321,784
   1/1/2005 to 4/29/2005.......................   $1.34510      $1.24158               0

SP AIM Core Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01231      $1.19493          33,300
   1/1/2004 to 12/31/2004......................   $1.19493      $1.28081          76,724
   1/1/2005 to 12/31/2005......................   $1.28081      $1.32044          81,702
   1/1/2006 to 12/31/2006......................   $1.32044      $1.50967          69,942
   1/1/2007 to 12/31/2007......................   $1.50967      $1.60362          88,653

SP T. Rowe Price Large-Cap Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01907      $1.17831         201,465
   1/1/2004 to 12/31/2004......................   $1.17831      $1.23168         315,980
   1/1/2005 to 12/31/2005......................   $1.23168      $1.41358         328,075
   1/1/2006 to 12/31/2006......................   $1.41358      $1.47514         424,529
   1/1/2007 to 12/31/2007......................   $1.47514      $1.57255         431,263

SP Balanced Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00978      $1.19278       3,639,391
   1/1/2004 to 12/31/2004......................   $1.19278      $1.30547       9,858,866
   1/1/2005 to 12/31/2005......................   $1.30547      $1.38401      11,286,987
   1/1/2006 to 12/31/2006......................   $1.38401      $1.50930      11,892,746
   1/1/2007 to 12/31/2007......................   $1.50930      $1.62600      10,956,876

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT W/ CREDIT (1.50)

                                             ACCUMULATION  ACCUMULATION     NUMBER OF
                                             UNIT VALUE AT  UNIT VALUE    ACCUMULATION
                                               BEGINNING      AT END    UNITS OUTSTANDING
                                               OF PERIOD    OF PERIOD   AT END OF PERIOD
                                             ------------- ------------ -----------------
SP Conservative Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.00744      $1.13549       1,948,053
   1/1/2004 to 12/31/2004...................   $1.13549      $1.21814       3,767,681
   1/1/2005 to 12/31/2005...................   $1.21814      $1.27115       5,255,363
   1/1/2006 to 12/31/2006...................   $1.27115      $1.36108       4,949,785
   1/1/2007 to 12/31/2007...................   $1.36108      $1.46673       4,898,618

SP Davis Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.00886      $1.24728       1,147,532
   1/1/2004 to 12/31/2004...................   $1.24728      $1.38273       2,237,260
   1/1/2005 to 12/31/2005...................   $1.38273      $1.49196       2,137,106
   1/1/2006 to 12/31/2006...................   $1.49196      $1.69087       1,945,292
   1/1/2007 to 12/31/2007...................   $1.69087      $1.74209       1,781,132

SP Small-Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01511      $1.28895         403,449
   1/1/2004 to 12/31/2004...................   $1.28895      $1.53268         629,435
   1/1/2005 to 12/31/2005...................   $1.53268      $1.57975         646,105
   1/1/2006 to 12/31/2006...................   $1.57975      $1.78363         676,435
   1/1/2007 to 12/31/2007...................   $1.78363      $1.69341         640,991

SP Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.01134      $1.23860       6,915,756
   1/1/2004 to 12/31/2004...................   $1.23860      $1.37963      11,081,796
   1/1/2005 to 12/31/2005...................   $1.37963      $1.48487      11,488,725
   1/1/2006 to 12/31/2006...................   $1.48487      $1.65137      10,938,488
   1/1/2007 to 12/31/2007...................   $1.65137      $1.77705       9,652,101

SP Large Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.02724      $1.21326         109,618
   1/1/2004 to 12/31/2004...................   $1.21326      $1.40752         278,970
   1/1/2005 to 12/31/2005...................   $1.40752      $1.47896         230,207
   1/1/2006 to 12/31/2006...................   $1.47896      $1.72642         214,007
   1/1/2007 to 12/31/2007...................   $1.72642      $1.65269         158,236

SP International Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01280      $1.23267         197,458
   1/1/2004 to 12/31/2004...................   $1.23267      $1.40640         398,160
   1/1/2005 to 12/31/2005...................   $1.40640      $1.57644         530,159
   1/1/2006 to 12/31/2006...................   $1.57644      $2.00514         513,466
   1/1/2007 to 12/31/2007...................   $2.00514      $2.33261         549,705

SP MFS Capital Opportunities Portfolio

   1/6/2003* to 12/31/2003..................   $1.02111      $1.20608         333,873
   1/1/2004 to 12/31/2004...................   $1.20608      $1.33544         436,553
   1/1/2005 to 4/29/2005....................   $1.33544      $1.24754               0

SP Mid Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.00462      $1.33798         291,998
   1/1/2004 to 12/31/2004...................   $1.33798      $1.57590         487,829
   1/1/2005 to 12/31/2005...................   $1.57590      $1.63428         655,080
   1/1/2006 to 12/31/2006...................   $1.63428      $1.57891         583,387
   1/1/2007 to 12/31/2007...................   $1.57891      $1.80753         432,830

SP PIMCO High Yield Portfolio

   1/6/2003* to 12/31/2003..................   $1.00529      $1.19699       1,025,535
   1/1/2004 to 12/31/2004...................   $1.19699      $1.28928       1,510,308
   1/1/2005 to 12/31/2005...................   $1.28928      $1.32167       1,307,423
   1/1/2006 to 12/31/2006...................   $1.32167      $1.42588       1,249,764
   1/1/2007 to 12/31/2007...................   $1.42588      $1.45802       1,321,027

SP PIMCO Total Return Portfolio

   1/6/2003* to 12/31/2003..................   $1.00076      $1.04577       1,613,427
   1/1/2004 to 12/31/2004...................   $1.04577      $1.08469       3,404,938
   1/1/2005 to 12/31/2005...................   $1.08469      $1.09451       3,079,679
   1/1/2006 to 12/31/2006...................   $1.09451      $1.11816       2,770,601
   1/1/2007 to 12/31/2007...................   $1.11816      $1.20554       3,078,904

SP Prudential U.S. Emerging Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01863      $1.36507         612,281
   1/1/2004 to 12/31/2004...................   $1.36507      $1.63250         841,362
   1/1/2005 to 12/31/2005...................   $1.63250      $1.89429         922,531
   1/1/2006 to 12/31/2006...................   $1.89429      $2.04524         648,877
   1/1/2007 to 12/31/2007...................   $2.04524      $2.35368         567,019

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT W/ CREDIT (1.50)

                                                ACCUMULATION  ACCUMULATION     NUMBER OF
                                                UNIT VALUE AT  UNIT VALUE    ACCUMULATION
                                                  BEGINNING      AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------- ------------ -----------------

SP Small Cap Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $ 1.01405    $ 1.30057          72,674
   1/1/2004 to 12/31/2004......................   $ 1.30057    $ 1.26944         140,878
   1/1/2005 to 12/31/2005......................   $ 1.26944    $ 1.28163         171,976
   1/1/2006 to 12/31/2006......................   $ 1.28163    $ 1.41909         166,112
   1/1/2007 to 12/31/2007......................   $ 1.41909    $ 1.48703         138,948

SP Strategic Partners Focused Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $ 1.01517    $ 1.19257          18,039
   1/1/2004 to 12/31/2004......................   $ 1.19257    $ 1.29935          24,234
   1/1/2005 to 12/31/2005......................   $ 1.29935    $ 1.47411          34,215
   1/1/2006 to 12/31/2006......................   $ 1.47411    $ 1.44281          51,946
   1/1/2007 to 12/31/2007......................   $ 1.44281    $ 1.63799          39,330

SP Technology Portfolio

   1/6/2003* to 12/31/2003.....................   $ 1.03407    $ 1.33906         128,370
   1/1/2004 to 12/31/2004......................   $ 1.33906    $ 1.31919         434,842
   1/1/2005 to 4/29/2005.......................   $ 1.31919    $ 1.17795               0

SP International Growth Portfolio
formerly, SP William Blair International Growth
   1/6/2003* to 12/31/2003.....................   $ 1.01151    $ 1.34972         217,576
   1/1/2004 to 12/31/2004......................   $ 1.34972    $ 1.54968         350,299
   1/1/2005 to 12/31/2005......................   $ 1.54968    $ 1.77714         387,908
   1/1/2006 to 12/31/2006......................   $ 1.77714    $ 2.11952         469,224
   1/1/2007 to 12/31/2007......................   $ 2.11952    $ 2.49614         463,065

Evergreen Growth And Income Fund

   12/5/2003** to 12/31/2003...................   $ 9.92201    $10.34209          25,726
   1/1/2004 to 12/31/2004......................   $10.34209    $11.04420          25,461
   1/1/2005 to 4/15/2005.......................   $11.04420    $10.31706               0

Evergreen VA Balanced Fund

   1/6/2003* to 12/31/2003.....................   $ 1.00930    $ 1.12509         139,659
   1/1/2004 to 12/31/2004......................   $ 1.12509    $ 1.17840         239,099
   1/1/2005 to 12/31/2005......................   $ 1.17840    $ 1.22238         214,571
   1/1/2006 to 12/31/2006......................   $ 1.22238    $ 1.32299         110,698
   1/1/2007 to 12/31/2007......................   $ 1.32299    $ 1.39050         110,278

Evergreen VA Fundamental Large Cap Fund

   12/5/2003** to 12/31/2003...................   $ 9.91857    $10.39708           7,972
   1/1/2004 to 12/31/2004......................   $10.39708    $11.18687          43,902
   1/1/2005 to 12/31/2005......................   $11.18687    $12.01541          67,762
   1/1/2006 to 12/31/2006......................   $12.01541    $13.33854          55,016
   1/1/2007 to 12/31/2007......................   $13.33854    $14.22990          45,562

Evergreen VA Growth Fund

   1/6/2003* to 12/31/2003.....................   $ 1.01231    $ 1.34951         224,727
   1/1/2004 to 12/31/2004......................   $ 1.34951    $ 1.51382         298,143
   1/1/2005 to 12/31/2005......................   $ 1.51382    $ 1.58876         281,072
   1/1/2006 to 12/31/2006......................   $ 1.58876    $ 1.73805         253,899
   1/1/2007 to 12/31/2007......................   $ 1.73805    $ 1.90138         240,990

Evergreen VA International Equity Fund

   12/5/2003** to 12/31/2003...................   $ 9.98992    $10.44212           2,812
   1/1/2004 to 12/31/2004......................   $10.44212    $12.26411          11,970
   1/1/2005 to 12/31/2005......................   $12.26411    $14.01626          25,036
   1/1/2006 to 12/31/2006......................   $14.01626    $17.00827          25,042
   1/1/2007 to 12/31/2007......................   $17.00827    $19.26907          23,599

Evergreen VA Omega Fund

   1/6/2003* to 12/31/2003.....................   $ 1.00974    $ 1.33535         754,721
   1/1/2004 to 12/31/2004......................   $ 1.33535    $ 1.41046         781,690
   1/1/2005 to 12/31/2005......................   $ 1.41046    $ 1.44315         726,664
   1/1/2006 to 12/31/2006......................   $ 1.44315    $ 1.50745         675,491
   1/1/2007 to 12/31/2007......................   $ 1.50745    $ 1.66265         540,242

Evergreen VA Special Values Fund

   1/6/2003* to 12/31/2003.....................   $ 1.01277    $ 1.25143         301,792
   1/1/2004 to 12/31/2004......................   $ 1.25143    $ 1.48416         930,338
   1/1/2005 to 12/31/2005......................   $ 1.48416    $ 1.61969       1,053,141
   1/1/2006 to 12/31/2006......................   $ 1.61969    $ 1.93974         745,623
   1/1/2007 to 12/31/2007......................   $ 1.93974    $ 1.76723         697,912

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005....................   $ 9.99878    $ 9.99858               0
   1/1/2006 to 12/31/2006......................   $ 9.99858    $11.39632          60,270
   1/1/2007 to 12/31/2007......................   $11.39632    $12.30021          61,541

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005....................   $10.09329    $11.72479               0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT W/ CREDIT (1.50)

                                                            ACCUMULATION  ACCUMULATION     NUMBER OF
                                                            UNIT VALUE AT  UNIT VALUE    ACCUMULATION
                                                              BEGINNING      AT END    UNITS OUTSTANDING
                                                              OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------- ------------ -----------------

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................   $10.07962    $10.32416          1,146
   1/1/2006 to 12/31/2006..................................   $10.32416    $12.34339          8,652
   1/1/2007 to 12/31/2007..................................   $12.34339    $11.72634         13,583

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................   $10.05473    $10.27867              0
   1/1/2006 to 12/31/2006..................................   $10.27867    $11.87604         11,059
   1/1/2007 to 12/31/2007..................................   $11.87604    $12.29954         24,405

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................   $10.05001    $11.33679              0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................   $10.04980    $10.41342          1,655
   1/1/2006 to 12/31/2006..................................   $10.41342    $11.55269            447
   1/1/2007 to 12/31/2007..................................   $11.55269    $11.61816            486

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................   $10.06650    $10.34593          1,618
   1/1/2006 to 12/31/2006..................................   $10.34593    $11.91171          1,606
   1/1/2007 to 12/31/2007..................................   $11.91171    $11.72224          1,593

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................   $10.04194    $10.32881              0
   1/1/2006 to 12/31/2006..................................   $10.32881    $11.16037              0
   1/1/2007 to 12/31/2007..................................   $11.16037    $11.97532          1,120

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................   $ 9.99878    $10.01855         33,966
   1/1/2006 to 12/31/2006..................................   $10.01855    $11.03218        270,146
   1/1/2007 to 12/31/2007..................................   $11.03218    $11.86914        412,643

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................   $ 9.99878    $10.00855            998
   1/1/2006 to 12/31/2006..................................   $10.00855    $11.20934        156,121
   1/1/2007 to 12/31/2007..................................   $11.20934    $12.11730        170,487

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................   $10.14702    $12.03193          3,204
   1/1/2006 to 12/31/2006..................................   $12.03193    $16.20961          8,906
   1/1/2007 to 12/31/2007..................................   $16.20961    $12.78501          7,148

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................   $ 9.99878    $10.02853            996
   1/1/2006 to 12/31/2006..................................   $10.02853    $10.92392        186,392
   1/1/2007 to 12/31/2007..................................   $10.92392    $11.73838        227,927

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................   $10.08483    $10.72814            826
   1/1/2006 to 12/31/2006..................................   $10.72814    $12.86653          3,129
   1/1/2007 to 12/31/2007..................................   $12.86653    $12.82489          3,169

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................   $10.01125    $10.32447              0
   1/1/2006 to 12/31/2006..................................   $10.32447    $10.96129            507
   1/1/2007 to 12/31/2007..................................   $10.96129    $12.81949          5,069

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................   $10.04561    $10.02950          2,203
   1/1/2006 to 12/31/2006..................................   $10.02950    $11.85325          3,328
   1/1/2007 to 12/31/2007..................................   $11.85325    $ 9.60235          2,957

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................   $ 9.99878    $10.97186            251
   1/1/2006 to 12/31/2006..................................   $10.97186    $12.20585            412
   1/1/2007 to 12/31/2007..................................   $12.20585    $13.37276          4,647

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................   $10.01533    $10.63623            375
   1/1/2006 to 12/31/2006..................................   $10.63623    $11.64691            382
   1/1/2007 to 12/31/2007..................................   $11.64691    $11.69671            814

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT W/ CREDIT (1.50)

                                                ACCUMULATION  ACCUMULATION     NUMBER OF
                                                UNIT VALUE AT  UNIT VALUE    ACCUMULATION
                                                  BEGINNING      AT END    UNITS OUTSTANDING
                                                  OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------- ------------ -----------------
AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................   $10.03294    $10.77223         2,760
   1/1/2006 to 12/31/2006......................   $10.77223    $11.67384        19,912
   1/1/2007 to 12/31/2007......................   $11.67384    $13.10969         4,851

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................   $ 9.97673    $ 9.87041         3,541
   1/1/2006 to 12/31/2006......................   $ 9.87041    $10.73155        20,267
   1/1/2007 to 12/31/2007......................   $10.73155    $10.83442         4,131

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................   $ 9.99878    $10.59153         2,024
   1/1/2006 to 12/31/2006......................   $10.59153    $11.09039        10,710
   1/1/2007 to 12/31/2007......................   $11.09039    $13.03958        11,212

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................   $ 9.91381    $10.66609         2,256
   1/1/2006 to 12/31/2006......................   $10.66609    $12.90428        11,743
   1/1/2007 to 12/31/2007......................   $12.90428    $13.91261        21,877

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................   $10.07718    $10.56963         9,353
   1/1/2006 to 12/31/2006......................   $10.56963    $12.33609        12,660
   1/1/2007 to 12/31/2007......................   $12.33609    $11.78988           842

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................   $ 9.99878    $ 9.96176         4,918
   1/1/2006 to 12/31/2006......................   $ 9.96176    $10.77671         5,894
   1/1/2007 to 12/31/2007......................   $10.77671    $11.26296        11,466

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................   $10.12616    $10.91643         7,201
   1/1/2006 to 12/31/2006......................   $10.91643    $11.53387        20,549
   1/1/2007 to 12/31/2007......................   $11.53387    $13.06297        37,909

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................   $ 9.96618    $10.49040         1,630
   1/1/2006 to 12/31/2006......................   $10.49040    $12.84756        12,342
   1/1/2007 to 12/31/2007......................   $12.84756    $13.84670        24,043

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................   $10.03685    $10.77243             0
   1/1/2006 to 12/31/2006......................   $10.77243    $11.63919             0
   1/1/2007 to 12/31/2007......................   $11.63919    $13.19875         1,536

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................   $10.06495    $10.36538         1,620
   1/1/2006 to 12/31/2006......................   $10.36538    $11.66717         1,719
   1/1/2007 to 12/31/2007......................   $11.66717    $11.81014         2,874

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................   $10.05568    $11.34967         2,807
   1/1/2006 to 12/31/2006......................   $11.34967    $12.75411         7,213
   1/1/2007 to 12/31/2007......................   $12.75411    $15.35457        10,222

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................   $10.02188    $10.89810         1,256
   1/1/2006 to 12/31/2006......................   $10.89810    $11.89194        13,316
   1/1/2007 to 12/31/2007......................   $11.89194    $12.08669        21,633

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005....................   $ 9.99878    $10.06919         2,375
   1/1/2006 to 12/31/2006......................   $10.06919    $10.29998         2,325
   1/1/2007 to 12/31/2007......................   $10.29998    $10.83697        41,292

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005....................   $ 9.99878    $10.03852             0
   1/1/2006 to 12/31/2006......................   $10.03852    $10.67791        10,511
   1/1/2007 to 12/31/2007......................   $10.67791    $11.43657        20,726

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................   $10.04858    $10.65972             0
   1/1/2006 to 12/31/2006......................   $10.65972    $12.60781        20,849
   1/1/2007 to 12/31/2007......................   $12.60781    $11.72388        13,893

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT W/ CREDIT (1.50)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02859    $10.36801         13,837
   1/1/2006 to 12/31/2006..............................  $10.36801    $11.49135         59,708
   1/1/2007 to 12/31/2007..............................  $11.49135    $12.03647         80,805

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94931    $ 9.46092            836
   1/1/2006 to 12/31/2006..............................  $ 9.46092    $ 9.90611          2,112
   1/1/2007 to 12/31/2007..............................  $ 9.90611    $10.70032          9,840

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00278    $11.75300          2,118
   1/1/2006 to 12/31/2006..............................  $11.75300    $13.41664          7,669
   1/1/2007 to 12/31/2007..............................  $13.41664    $18.57178         14,833

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88094    $12.07630          1,208
   1/1/2006 to 12/31/2006..............................  $12.07630    $16.01220          4,574
   1/1/2007 to 12/31/2007..............................  $16.01220    $22.63790         15,894

Janus Aspen Large Cap Growth Portfolio - Service Shares

   1/6/2003* to 12/31/2003.............................  $ 1.02244    $ 1.24493        143,676
   1/1/2004 to 12/31/2004..............................  $ 1.24493    $ 1.27810        140,699
   1/1/2005 to 12/31/2005..............................  $ 1.27810    $ 1.30978        151,726
   1/1/2006 to 12/31/2006..............................  $ 1.30978    $ 1.43419        246,262
   1/1/2007 to 12/31/2007..............................  $ 1.43419    $ 1.62200        355,603

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99878    $10.67433         11,293
   1/1/2007 to 12/31/2007..............................  $10.67433    $11.51551         16,908

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99878    $10.49631              0
   1/1/2007 to 12/31/2007..............................  $10.49631    $11.52104              0

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99878    $10.59531              0
   1/1/2007 to 12/31/2007..............................  $10.59531    $11.33124          6,561

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99878    $ 9.98165              0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UPGMDB; CONTRACT W/ CREDIT (1.75)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01722     $1.23592         356,972
   1/1/2004 to 12/31/2004......................   $1.23592     $1.33162         678,486
   1/1/2005 to 12/31/2005......................   $1.33162     $1.49930         658,472
   1/1/2006 to 12/31/2006......................   $1.49930     $1.49988         584,123
   1/1/2007 to 12/31/2007......................   $1.49988     $1.65087         513,178

Prudential Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01831     $1.25343          41,488
   1/1/2004 to 12/31/2004......................   $1.25343     $1.35414          15,700
   1/1/2005 to 12/31/2005......................   $1.35414     $1.48362         215,650
   1/1/2006 to 12/31/2006......................   $1.48362     $1.64146         230,534
   1/1/2007 to 12/31/2007......................   $1.64146     $1.76343         168,032

Prudential Global Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00586     $1.28057           3,909
   1/1/2004 to 12/31/2004......................   $1.28057     $1.37924          24,427
   1/1/2005 to 12/31/2005......................   $1.37924     $1.57333          22,942
   1/1/2006 to 12/31/2006......................   $1.57333     $1.85018          26,462
   1/1/2007 to 12/31/2007......................   $1.85018     $2.00871          35,610

Prudential Money Market Portfolio

   1/6/2003* to 12/31/2003.....................   $0.99994     $0.99097           2,253
   1/1/2004 to 12/31/2004......................   $0.99097     $0.98370         388,736
   1/1/2005 to 12/31/2005......................   $0.98370     $0.99472       1,469,297
   1/1/2006 to 12/31/2006......................   $0.99472     $1.02415         701,103
   1/1/2007 to 12/31/2007......................   $1.02415     $1.05714         853,664

Prudential Stock Index Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02196     $1.21997         240,142
   1/1/2004 to 12/31/2004......................   $1.21997     $1.32426         517,660
   1/1/2005 to 12/31/2005......................   $1.32426     $1.36062         532,426
   1/1/2006 to 12/31/2006......................   $1.36062     $1.54508         549,970
   1/1/2007 to 12/31/2007......................   $1.54508     $1.59571         473,211

Prudential Value Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02523     $1.21982          17,384
   1/1/2004 to 12/31/2004......................   $1.21982     $1.39431         126,826
   1/1/2005 to 12/31/2005......................   $1.39431     $1.59875         118,842
   1/1/2006 to 12/31/2006......................   $1.59875     $1.88461         130,385
   1/1/2007 to 12/31/2007......................   $1.88461     $1.91117          49,809

SP Aggressive Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01310     $1.27479         415,773
   1/1/2004 to 12/31/2004......................   $1.27479     $1.43779         706,700
   1/1/2005 to 12/31/2005......................   $1.43779     $1.56121         704,022
   1/1/2006 to 12/31/2006......................   $1.56121     $1.75344         554,597
   1/1/2007 to 12/31/2007......................   $1.75344     $1.88158         433,879

SP AIM Aggressive Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01131     $1.21743         156,232
   1/1/2004 to 12/31/2004......................   $1.21743     $1.33841         204,602
   1/1/2005 to 4/29/2005.......................   $1.33841     $1.23436               0

SP AIM Core Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01229     $1.19212          57,328
   1/1/2004 to 12/31/2004......................   $1.19212     $1.27462         257,815
   1/1/2005 to 12/31/2005......................   $1.27462     $1.31072         218,230
   1/1/2006 to 12/31/2006......................   $1.31072     $1.49501         207,226
   1/1/2007 to 12/31/2007......................   $1.49501     $1.58414         228,609

SP T. Rowe Price Large-Cap Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01905     $1.17543         234,521
   1/1/2004 to 12/31/2004......................   $1.17543     $1.22575         452,087
   1/1/2005 to 12/31/2005......................   $1.22575     $1.40345         421,141
   1/1/2006 to 12/31/2006......................   $1.40345     $1.46087         469,410
   1/1/2007 to 12/31/2007......................   $1.46087     $1.55350         441,873

SP Balanced Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00976     $1.18975       2,783,061
   1/1/2004 to 12/31/2004......................   $1.18975     $1.29901       9,303,341
   1/1/2005 to 12/31/2005......................   $1.29901     $1.37385      12,023,828
   1/1/2006 to 12/31/2006......................   $1.37385     $1.49454      12,136,234
   1/1/2007 to 12/31/2007......................   $1.49454     $1.60593      11,715,760

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UPGMDB; CONTRACT W/ CREDIT (1.75)

                                             ACCUMULATION ACCUMULATION     NUMBER OF
                                              UNIT VALUE   UNIT VALUE    ACCUMULATION
                                             AT BEGINNING    AT END    UNITS OUTSTANDING
                                              OF PERIOD    OF PERIOD   AT END OF PERIOD
                                             ------------ ------------ -----------------
SP Conservative Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.00742     $1.13276       1,674,464
   1/1/2004 to 12/31/2004...................   $1.13276     $1.21249       3,358,282
   1/1/2005 to 12/31/2005...................   $1.21249     $1.26200       3,909,874
   1/1/2006 to 12/31/2006...................   $1.26200     $1.34795       3,632,957
   1/1/2007 to 12/31/2007...................   $1.34795     $1.44900       3,237,567

SP Davis Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.00884     $1.24425       1,188,460
   1/1/2004 to 12/31/2004...................   $1.24425     $1.37603       2,149,261
   1/1/2005 to 12/31/2005...................   $1.37603     $1.48106       2,118,622
   1/1/2006 to 12/31/2006...................   $1.48106     $1.67433       2,059,117
   1/1/2007 to 12/31/2007...................   $1.67433     $1.72081       1,980,257

SP Small-Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01509     $1.28582         398,657
   1/1/2004 to 12/31/2004...................   $1.28582     $1.52507         573,855
   1/1/2005 to 12/31/2005...................   $1.52507     $1.56800         547,028
   1/1/2006 to 12/31/2006...................   $1.56800     $1.76599         529,594
   1/1/2007 to 12/31/2007...................   $1.76599     $1.67257         557,472

SP Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.01132     $1.23575       2,548,086
   1/1/2004 to 12/31/2004...................   $1.23575     $1.37292       6,035,131
   1/1/2005 to 12/31/2005...................   $1.37292     $1.47410       6,907,753
   1/1/2006 to 12/31/2006...................   $1.47410     $1.63558       6,498,488
   1/1/2007 to 12/31/2007...................   $1.63558     $1.75560       6,016,857

SP Large Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.02722     $1.21039          36,231
   1/1/2004 to 12/31/2004...................   $1.21039     $1.40077         248,824
   1/1/2005 to 12/31/2005...................   $1.40077     $1.46822         256,541
   1/1/2006 to 12/31/2006...................   $1.46822     $1.70953         229,236
   1/1/2007 to 12/31/2007...................   $1.70953     $1.63253         240,396

SP International Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01278     $1.22973         249,585
   1/1/2004 to 12/31/2004...................   $1.22973     $1.39961         435,234
   1/1/2005 to 12/31/2005...................   $1.39961     $1.56500         424,710
   1/1/2006 to 12/31/2006...................   $1.56500     $1.98568         408,977
   1/1/2007 to 12/31/2007...................   $1.98568     $2.30427         406,336

SP MFS Capital Opportunities Portfolio

   1/6/2003* to 12/31/2003..................   $1.02109     $1.20305          55,515
   1/1/2004 to 12/31/2004...................   $1.20305     $1.32884         190,055
   1/1/2005 to 4/29/2005....................   $1.32884     $1.24037               0

SP Mid Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.00460     $1.33469         114,000
   1/1/2004 to 12/31/2004...................   $1.33469     $1.56814         327,041
   1/1/2005 to 12/31/2005...................   $1.56814     $1.62232         489,804
   1/1/2006 to 12/31/2006...................   $1.62232     $1.56350         529,182
   1/1/2007 to 12/31/2007...................   $1.56350     $1.78561         482,132

SP PIMCO High Yield Portfolio

   1/6/2003* to 12/31/2003..................   $1.00527     $1.19418         956,320
   1/1/2004 to 12/31/2004...................   $1.19418     $1.28300       1,175,769
   1/1/2005 to 12/31/2005...................   $1.28300     $1.31191       1,259,669
   1/1/2006 to 12/31/2006...................   $1.31191     $1.41210       1,318,242
   1/1/2007 to 12/31/2007...................   $1.41210     $1.44033       1,213,242

SP PIMCO Total Return Portfolio

   1/6/2003* to 12/31/2003..................   $1.00074     $1.04315       1,698,015
   1/1/2004 to 12/31/2004...................   $1.04315     $1.07941       2,712,542
   1/1/2005 to 12/31/2005...................   $1.07941     $1.08636       2,903,586
   1/1/2006 to 12/31/2006...................   $1.08636     $1.10710       2,928,952
   1/1/2007 to 12/31/2007...................   $1.10710     $1.19073       2,872,962

SP Prudential U.S. Emerging Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01861     $1.36187         237,577
   1/1/2004 to 12/31/2004...................   $1.36187     $1.62472         238,317
   1/1/2005 to 12/31/2005...................   $1.62472     $1.88068         305,230
   1/1/2006 to 12/31/2006...................   $1.88068     $2.02558         280,907
   1/1/2007 to 12/31/2007...................   $2.02558     $2.32526         302,232

SP Small Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01403     $1.29734          38,668
   1/1/2004 to 12/31/2004...................   $1.29734     $1.26327          92,593
   1/1/2005 to 12/31/2005...................   $1.26327     $1.27232         101,847
   1/1/2006 to 12/31/2006...................   $1.27232     $1.40534         102,300
   1/1/2007 to 12/31/2007...................   $1.40534     $1.46897          87,512

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UPGMDB; CONTRACT W/ CREDIT (1.75)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Strategic Partners Focused Growth Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.01515    $ 1.18963              0
   1/1/2004 to 12/31/2004.....................  $ 1.18963    $ 1.29291         35,136
   1/1/2005 to 12/31/2005.....................  $ 1.29291    $ 1.46319         45,706
   1/1/2006 to 12/31/2006.....................  $ 1.46319    $ 1.42858         43,764
   1/1/2007 to 12/31/2007.....................  $ 1.42858    $ 1.61785         44,319

SP Technology Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.03405    $ 1.33585        115,141
   1/1/2004 to 12/31/2004.....................  $ 1.33585    $ 1.31286        141,550
   1/1/2005 to 4/29/2005......................  $ 1.31286    $ 1.17132              0

SP International Growth Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.01149    $ 1.34648        311,628
   1/1/2004 to 12/31/2004.....................  $ 1.34648    $ 1.54220        601,605
   1/1/2005 to 12/31/2005.....................  $ 1.54220    $ 1.76414        594,623
   1/1/2006 to 12/31/2006.....................  $ 1.76414    $ 2.09880        491,772
   1/1/2007 to 12/31/2007.....................  $ 2.09880    $ 2.46559        430,299

Evergreen Growth And Income Fund

   12/5/2003** to 12/31/2003..................  $ 9.92194    $10.34023         48,506
   1/1/2004 to 12/31/2004.....................  $10.34023    $11.01506         43,106
   1/1/2005 to 4/15/2005......................  $11.01506    $10.28257              0

Evergreen VA Balanced Fund

   1/6/2003* to 12/31/2003....................  $ 1.00928    $ 1.12247        530,897
   1/1/2004 to 12/31/2004.....................  $ 1.12247    $ 1.17282        332,539
   1/1/2005 to 12/31/2005.....................  $ 1.17282    $ 1.21366        341,131
   1/1/2006 to 12/31/2006.....................  $ 1.21366    $ 1.31026        390,741
   1/1/2007 to 12/31/2007.....................  $ 1.31026    $ 1.37364        371,436

Evergreen VA Fundamental Large Cap Fund

   12/5/2003** to 12/31/2003..................  $ 9.91850    $10.39518         42,926
   1/1/2004 to 12/31/2004.....................  $10.39518    $11.15728        104,497
   1/1/2005 to 12/31/2005.....................  $11.15728    $11.95425        138,680
   1/1/2006 to 12/31/2006.....................  $11.95425    $13.23816        124,492
   1/1/2007 to 12/31/2007.....................  $13.23816    $14.08787        119,150

Evergreen VA Growth Fund

   1/6/2003* to 12/31/2003....................  $ 1.01229    $ 1.34619        259,204
   1/1/2004 to 12/31/2004.....................  $ 1.34619    $ 1.50638        333,790
   1/1/2005 to 12/31/2005.....................  $ 1.50638    $ 1.57716        327,780
   1/1/2006 to 12/31/2006.....................  $ 1.57716    $ 1.72118        300,396
   1/1/2007 to 12/31/2007.....................  $ 1.72118    $ 1.87820        282,606

Evergreen VA International Equity Fund

   12/5/2003** to 12/31/2003..................  $ 9.98985    $10.44021         15,346
   1/1/2004 to 12/31/2004.....................  $10.44021    $12.23173         26,488
   1/1/2005 to 12/31/2005.....................  $12.23173    $13.94505         37,351
   1/1/2006 to 12/31/2006.....................  $13.94505    $16.88024         35,765
   1/1/2007 to 12/31/2007.....................  $16.88024    $19.07684         36,692

Evergreen VA Omega Fund

   1/6/2003* to 12/31/2003....................  $ 1.00972    $ 1.33214        408,561
   1/1/2004 to 12/31/2004.....................  $ 1.33214    $ 1.40369        524,528
   1/1/2005 to 12/31/2005.....................  $ 1.40369    $ 1.43256        464,795
   1/1/2006 to 12/31/2006.....................  $ 1.43256    $ 1.49266        330,827
   1/1/2007 to 12/31/2007.....................  $ 1.49266    $ 1.64226        300,853

Evergreen VA Special Values Fund

   1/6/2003* to 12/31/2003....................  $ 1.01275    $ 1.24845        563,325
   1/1/2004 to 12/31/2004.....................  $ 1.24845    $ 1.47705        588,613
   1/1/2005 to 12/31/2005.....................  $ 1.47705    $ 1.60796        528,859
   1/1/2006 to 12/31/2006.....................  $ 1.60796    $ 1.92092        460,393
   1/1/2007 to 12/31/2007.....................  $ 1.92092    $ 1.74582        465,660

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005...................  $ 9.99857    $ 9.99667              0
   1/1/2006 to 12/31/2006.....................  $ 9.99667    $11.36629         10,286
   1/1/2007 to 12/31/2007.....................  $11.36629    $12.23758         16,796

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005...................  $10.09309    $11.70396              0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UPGMDB; CONTRACT W/ CREDIT (1.75)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07941    $10.30367              0
   1/1/2006 to 12/31/2006..................................  $10.30367    $12.28871              0
   1/1/2007 to 12/31/2007..................................  $12.28871    $11.64547          1,168

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05453    $10.25829              0
   1/1/2006 to 12/31/2006..................................  $10.25829    $11.82341          5,351
   1/1/2007 to 12/31/2007..................................  $11.82341    $12.21478          6,778

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04980    $11.31658              0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04959    $10.39288          2,024
   1/1/2006 to 12/31/2006..................................  $10.39288    $11.50163          6,432
   1/1/2007 to 12/31/2007..................................  $11.50163    $11.53811          6,419

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06629    $10.32542            621
   1/1/2006 to 12/31/2006..................................  $10.32542    $11.85903          1,020
   1/1/2007 to 12/31/2007..................................  $11.85903    $11.64153          2,482

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04174    $10.30827              0
   1/1/2006 to 12/31/2006..................................  $10.30827    $11.11094              0
   1/1/2007 to 12/31/2007..................................  $11.11094    $11.89274              0

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99857    $10.01664          5,732
   1/1/2006 to 12/31/2006..................................  $10.01664    $11.00308        480,035
   1/1/2007 to 12/31/2007..................................  $11.00308    $11.80857        518,585

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99857    $10.00666         10,059
   1/1/2006 to 12/31/2006..................................  $10.00666    $11.17973         98,925
   1/1/2007 to 12/31/2007..................................  $11.17973    $12.05540         96,725

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14681    $12.00823            533
   1/1/2006 to 12/31/2006..................................  $12.00823    $16.13799          2,506
   1/1/2007 to 12/31/2007..................................  $16.13799    $12.69700          3,231

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99857    $10.02663              0
   1/1/2006 to 12/31/2006..................................  $10.02663    $10.89514        109,846
   1/1/2007 to 12/31/2007..................................  $10.89514    $11.67853        127,966

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08463    $10.70700              0
   1/1/2006 to 12/31/2006..................................  $10.70700    $12.80982              0
   1/1/2007 to 12/31/2007..................................  $12.80982    $12.73674          1,045

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01104    $10.30402              0
   1/1/2006 to 12/31/2006..................................  $10.30402    $10.91273              0
   1/1/2007 to 12/31/2007..................................  $10.91273    $12.73106              0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04541    $10.00979              0
   1/1/2006 to 12/31/2006..................................  $10.00979    $11.80116              0
   1/1/2007 to 12/31/2007..................................  $11.80116    $ 9.53648              0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99857    $10.95012          1,820
   1/1/2006 to 12/31/2006..................................  $10.95012    $12.15183          1,815
   1/1/2007 to 12/31/2007..................................  $12.15183    $13.28069          2,511

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01513    $10.61520          2,953
   1/1/2006 to 12/31/2006..................................  $10.61520    $11.59544          4,408
   1/1/2007 to 12/31/2007..................................  $11.59544    $11.61626          4,271

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UPGMDB; CONTRACT W/ CREDIT (1.75)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03274    $10.75090             0
   1/1/2006 to 12/31/2006......................  $10.75090    $11.62213           279
   1/1/2007 to 12/31/2007......................  $11.62213    $13.01938           279

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97652    $ 9.85089         3,758
   1/1/2006 to 12/31/2006......................  $ 9.85089    $10.68405         8,003
   1/1/2007 to 12/31/2007......................  $10.68405    $10.75989         7,826

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $10.57054             0
   1/1/2006 to 12/31/2006......................  $10.57054    $11.04128         8,466
   1/1/2007 to 12/31/2007......................  $11.04128    $12.94974         8,444

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91360    $10.64502         2,254
   1/1/2006 to 12/31/2006......................  $10.64502    $12.84720         2,892
   1/1/2007 to 12/31/2007......................  $12.84720    $13.81698         3,742

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07698    $10.54870         7,674
   1/1/2006 to 12/31/2006......................  $10.54870    $12.28149         8,070
   1/1/2007 to 12/31/2007......................  $12.28149    $11.70874         2,794

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $ 9.94204             0
   1/1/2006 to 12/31/2006......................  $ 9.94204    $10.72896         5,631
   1/1/2007 to 12/31/2007......................  $10.72896    $11.18525         9,845

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12596    $10.89480         4,546
   1/1/2006 to 12/31/2006......................  $10.89480    $11.48278         5,917
   1/1/2007 to 12/31/2007......................  $11.48278    $12.97301        12,829

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96597    $10.46963           801
   1/1/2006 to 12/31/2006......................  $10.46963    $12.79078         1,261
   1/1/2007 to 12/31/2007......................  $12.79078    $13.75137         2,304

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03665    $10.75107           199
   1/1/2006 to 12/31/2006......................  $10.75107    $11.58767             0
   1/1/2007 to 12/31/2007......................  $11.58767    $13.10790             0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06474    $10.34492             0
   1/1/2006 to 12/31/2006......................  $10.34492    $11.61572             0
   1/1/2007 to 12/31/2007......................  $11.61572    $11.72909         1,136

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05547    $11.32716             0
   1/1/2006 to 12/31/2006......................  $11.32716    $12.69768           427
   1/1/2007 to 12/31/2007......................  $12.69768    $15.24881           824

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02168    $10.87658         5,941
   1/1/2006 to 12/31/2006......................  $10.87658    $11.83925         7,908
   1/1/2007 to 12/31/2007......................  $11.83925    $12.00327         2,717

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $10.04905         6,986
   1/1/2006 to 12/31/2006......................  $10.04905    $10.25413         7,753
   1/1/2007 to 12/31/2007......................  $10.25413    $10.76200         9,678

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005....................  $ 9.99857    $10.03662             0
   1/1/2006 to 12/31/2006......................  $10.03662    $10.64975        13,297
   1/1/2007 to 12/31/2007......................  $10.64975    $11.37820        13,835

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04838    $10.63867             0
   1/1/2006 to 12/31/2006......................  $10.63867    $12.55205           257
   1/1/2007 to 12/31/2007......................  $12.55205    $11.64327         1,278

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UPGMDB; CONTRACT W/ CREDIT (1.75)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02839    $10.34748           933
   1/1/2006 to 12/31/2006..............................  $10.34748    $11.44053        16,971
   1/1/2007 to 12/31/2007..............................  $11.44053    $11.95361        27,986

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94911    $ 9.44213           417
   1/1/2006 to 12/31/2006..............................  $ 9.44213    $ 9.86229         1,232
   1/1/2007 to 12/31/2007..............................  $ 9.86229    $10.62669         3,144

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00257    $11.72986         9,250
   1/1/2006 to 12/31/2006..............................  $11.72986    $13.35751        17,400
   1/1/2007 to 12/31/2007..............................  $13.35751    $18.44421        14,249

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88074    $12.05243           281
   1/1/2006 to 12/31/2006..............................  $12.05243    $15.94128         2,349
   1/1/2007 to 12/31/2007..............................  $15.94128    $22.48208         5,157

Janus Aspen Large Cap Growth Portfolio - Service Shares

   1/6/2003* to 12/31/2003.............................  $ 1.02242    $ 1.24188        23,544
   1/1/2004 to 12/31/2004..............................  $ 1.24188    $ 1.27175        88,070
   1/1/2005 to 12/31/2005..............................  $ 1.27175    $ 1.30011        73,760
   1/1/2006 to 12/31/2006..............................  $ 1.30011    $ 1.42003        73,564
   1/1/2007 to 12/31/2007..............................  $ 1.42003    $ 1.60195        73,393

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.65363         2,492
   1/1/2007 to 12/31/2007..............................  $10.65363    $11.46483         5,139

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.47604           540
   1/1/2007 to 12/31/2007..............................  $10.47604    $11.47042         1,743

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.57469        48,548
   1/1/2007 to 12/31/2007..............................  $10.57469    $11.28114        48,549

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99857    $ 9.97857             0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/
                                 CREDIT (1.85)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01721     $1.23477         532,897
   1/1/2004 to 12/31/2004......................   $1.23477     $1.32919       1,053,323
   1/1/2005 to 12/31/2005......................   $1.32919     $1.49509         947,140
   1/1/2006 to 12/31/2006......................   $1.49509     $1.49421         995,701
   1/1/2007 to 12/31/2007......................   $1.49421     $1.64298         953,651

Prudential Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01830     $1.25211          94,856
   1/1/2004 to 12/31/2004......................   $1.25211     $1.35138         210,729
   1/1/2005 to 12/31/2005......................   $1.35138     $1.47916         861,287
   1/1/2006 to 12/31/2006......................   $1.47916     $1.63492         699,489
   1/1/2007 to 12/31/2007......................   $1.63492     $1.75467         614,950

Prudential Global Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00585     $1.27928         474,299
   1/1/2004 to 12/31/2004......................   $1.27928     $1.37645         544,304
   1/1/2005 to 12/31/2005......................   $1.37645     $1.56857         372,149
   1/1/2006 to 12/31/2006......................   $1.56857     $1.84268         362,585
   1/1/2007 to 12/31/2007......................   $1.84268     $1.99857         279,997

Prudential Money Market Portfolio

   1/6/2003* to 12/31/2003.....................   $0.99993     $0.99008         970,655
   1/1/2004 to 12/31/2004......................   $0.99008     $0.98200         777,560
   1/1/2005 to 12/31/2005......................   $0.98200     $0.99223       1,110,381
   1/1/2006 to 12/31/2006......................   $0.99223     $1.02074       1,530,318
   1/1/2007 to 12/31/2007......................   $1.02074     $1.05300       3,855,246

Prudential Stock Index Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02196     $1.21877         284,569
   1/1/2004 to 12/31/2004......................   $1.21877     $1.32170         962,267
   1/1/2005 to 12/31/2005......................   $1.32170     $1.35659       1,150,034
   1/1/2006 to 12/31/2006......................   $1.35659     $1.53903       1,014,425
   1/1/2007 to 12/31/2007......................   $1.53903     $1.58794         963,643

Prudential Value Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02522     $1.21867         208,185
   1/1/2004 to 12/31/2004......................   $1.21867     $1.39160         442,809
   1/1/2005 to 12/31/2005......................   $1.39160     $1.59405         459,247
   1/1/2006 to 12/31/2006......................   $1.59405     $1.87729         666,064
   1/1/2007 to 12/31/2007......................   $1.87729     $1.90184         662,778

SP Aggressive Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01309     $1.27356       1,215,654
   1/1/2004 to 12/31/2004......................   $1.27356     $1.43488       1,780,248
   1/1/2005 to 12/31/2005......................   $1.43488     $1.55656       2,220,876
   1/1/2006 to 12/31/2006......................   $1.55656     $1.74642       1,899,046
   1/1/2007 to 12/31/2007......................   $1.74642     $1.87227       1,836,689

SP AIM Aggressive Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01130     $1.21618         151,052
   1/1/2004 to 12/31/2004......................   $1.21618     $1.33573         278,235
   1/1/2005 to 4/29/2005.......................   $1.33573     $1.23155               0

SP AIM Core Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01228     $1.19096         304,703
   1/1/2004 to 12/31/2004......................   $1.19096     $1.27217         482,069
   1/1/2005 to 12/31/2005......................   $1.27217     $1.30698         520,330
   1/1/2006 to 12/31/2006......................   $1.30698     $1.48923         509,367
   1/1/2007 to 12/31/2007......................   $1.48923     $1.57639         502,262

SP T. Rowe Price Large-Cap Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01904     $1.17423         650,570
   1/1/2004 to 12/31/2004......................   $1.17423     $1.22313       1,172,869
   1/1/2005 to 12/31/2005......................   $1.22313     $1.39908       1,216,367
   1/1/2006 to 12/31/2006......................   $1.39908     $1.45490       1,260,126
   1/1/2007 to 12/31/2007......................   $1.45490     $1.54557       1,307,735

SP Balanced Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00975     $1.18869       8,880,292
   1/1/2004 to 12/31/2004......................   $1.18869     $1.29657      20,230,983
   1/1/2005 to 12/31/2005......................   $1.29657     $1.36993      26,042,791
   1/1/2006 to 12/31/2006......................   $1.36993     $1.48881      24,362,528
   1/1/2007 to 12/31/2007......................   $1.48881     $1.59827      23,189,822

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/
                                 CREDIT (1.85)

                                             ACCUMULATION ACCUMULATION     NUMBER OF
                                              UNIT VALUE   UNIT VALUE    ACCUMULATION
                                             AT BEGINNING    AT END    UNITS OUTSTANDING
                                              OF PERIOD    OF PERIOD   AT END OF PERIOD
                                             ------------ ------------ -----------------
SP Conservative Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.00741     $1.13146       5,442,444
   1/1/2004 to 12/31/2004...................   $1.13146     $1.20965       8,008,262
   1/1/2005 to 12/31/2005...................   $1.20965     $1.25791       8,499,815
   1/1/2006 to 12/31/2006...................   $1.25791     $1.34225       7,393,577
   1/1/2007 to 12/31/2007...................   $1.34225     $1.44153       7,340,222

SP Davis Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.00884     $1.24312       3,823,070
   1/1/2004 to 12/31/2004...................   $1.24312     $1.37343       6,978,275
   1/1/2005 to 12/31/2005...................   $1.37343     $1.47683       6,512,722
   1/1/2006 to 12/31/2006...................   $1.47683     $1.66782       3,193,160
   1/1/2007 to 12/31/2007...................   $1.66782     $1.71245       3,091,275

SP Small-Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01508     $1.28460         639,413
   1/1/2004 to 12/31/2004...................   $1.28460     $1.52212       1,131,112
   1/1/2005 to 12/31/2005...................   $1.52212     $1.56346       1,245,766
   1/1/2006 to 12/31/2006...................   $1.56346     $1.75933         947,557
   1/1/2007 to 12/31/2007...................   $1.75933     $1.66450         884,597

SP Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.01131     $1.23434       6,833,723
   1/1/2004 to 12/31/2004...................   $1.23434     $1.37008      14,874,011
   1/1/2005 to 12/31/2005...................   $1.37008     $1.46948      17,270,795
   1/1/2006 to 12/31/2006...................   $1.46948     $1.62872      14,621,365
   1/1/2007 to 12/31/2007...................   $1.62872     $1.74664      12,336,087

SP Large Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.02721     $1.20922         308,543
   1/1/2004 to 12/31/2004...................   $1.20922     $1.39807       1,068,911
   1/1/2005 to 12/31/2005...................   $1.39807     $1.46406       1,242,671
   1/1/2006 to 12/31/2006...................   $1.46406     $1.70301       1,041,201
   1/1/2007 to 12/31/2007...................   $1.70301     $1.62466         832,275

SP International Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01277     $1.22851         460,907
   1/1/2004 to 12/31/2004...................   $1.22851     $1.39687       1,237,381
   1/1/2005 to 12/31/2005...................   $1.39687     $1.56044       1,013,696
   1/1/2006 to 12/31/2006...................   $1.56044     $1.97800       1,240,556
   1/1/2007 to 12/31/2007...................   $1.97800     $2.29304       1,250,454

SP MFS Capital Opportunities Portfolio

   1/6/2003* to 12/31/2003..................   $1.02108     $1.20192         412,528
   1/1/2004 to 12/31/2004...................   $1.20192     $1.32630         531,381
   1/1/2005 to 4/29/2005....................   $1.32630     $1.23763               0

SP Mid Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.00459     $1.33337         601,516
   1/1/2004 to 12/31/2004...................   $1.33337     $1.56511       1,243,862
   1/1/2005 to 12/31/2005...................   $1.56511     $1.61752       1,613,952
   1/1/2006 to 12/31/2006...................   $1.61752     $1.55737       1,488,513
   1/1/2007 to 12/31/2007...................   $1.55737     $1.77674       1,380,034

SP PIMCO High Yield Portfolio

   1/6/2003* to 12/31/2003..................   $1.00526     $1.19293       1,208,281
   1/1/2004 to 12/31/2004...................   $1.19293     $1.28056       2,688,088
   1/1/2005 to 12/31/2005...................   $1.28056     $1.30794       2,961,169
   1/1/2006 to 12/31/2006...................   $1.30794     $1.40626       2,535,726
   1/1/2007 to 12/31/2007...................   $1.40626     $1.43310       2,607,573

SP PIMCO Total Return Portfolio

   1/6/2003* to 12/31/2003..................   $1.00073     $1.04222       2,602,548
   1/1/2004 to 12/31/2004...................   $1.04222     $1.07746       4,516,667
   1/1/2005 to 12/31/2005...................   $1.07746     $1.08351       4,725,219
   1/1/2006 to 12/31/2006...................   $1.08351     $1.10304       3,245,131
   1/1/2007 to 12/31/2007...................   $1.10304     $1.18509       3,149,553

SP Prudential U.S. Emerging Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01860     $1.36051         239,886
   1/1/2004 to 12/31/2004...................   $1.36051     $1.62154         364,777
   1/1/2005 to 12/31/2005...................   $1.62154     $1.87514         437,914
   1/1/2006 to 12/31/2006...................   $1.87514     $2.01771         349,353
   1/1/2007 to 12/31/2007...................   $2.01771     $2.31396         312,987

SP Small Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01402     $1.29612         223,415
   1/1/2004 to 12/31/2004...................   $1.29612     $1.26084         463,420
   1/1/2005 to 12/31/2005...................   $1.26084     $1.26860         501,735
   1/1/2006 to 12/31/2006...................   $1.26860     $1.39986         517,028
   1/1/2007 to 12/31/2007...................   $1.39986     $1.46178         442,227

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/
                                 CREDIT (1.85)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Strategic Partners Focused Growth Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.01515    $ 1.18852          19,181
   1/1/2004 to 12/31/2004.....................  $ 1.18852    $ 1.29034          60,519
   1/1/2005 to 12/31/2005.....................  $ 1.29034    $ 1.45888         193,203
   1/1/2006 to 12/31/2006.....................  $ 1.45888    $ 1.42295         194,169
   1/1/2007 to 12/31/2007.....................  $ 1.42295    $ 1.60999          70,505

SP Technology Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.03404    $ 1.33452          48,598
   1/1/2004 to 12/31/2004.....................  $ 1.33452    $ 1.31015         132,889
   1/1/2005 to 4/29/2005......................  $ 1.31015    $ 1.16857               0

SP International Growth Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.01148    $ 1.34511         486,216
   1/1/2004 to 12/31/2004.....................  $ 1.34511    $ 1.53919       1,046,411
   1/1/2005 to 12/31/2005.....................  $ 1.53919    $ 1.75899       1,018,723
   1/1/2006 to 12/31/2006.....................  $ 1.75899    $ 2.09066         962,176
   1/1/2007 to 12/31/2007.....................  $ 2.09066    $ 2.45365         938,893

Evergreen Growth And Income Fund

   12/5/2003** to 12/31/2003..................  $ 9.92191    $10.33946          30,021
   1/1/2004 to 12/31/2004.....................  $10.33946    $11.00339          38,624
   1/1/2005 to 4/15/2005......................  $11.00339    $10.26875               0

Evergreen VA Balanced Fund

   1/6/2003* to 12/31/2003....................  $ 1.00928    $ 1.12127         485,711
   1/1/2004 to 12/31/2004.....................  $ 1.12127    $ 1.17032         708,194
   1/1/2005 to 12/31/2005.....................  $ 1.17032    $ 1.20981         415,274
   1/1/2006 to 12/31/2006.....................  $ 1.20981    $ 1.30480         429,551
   1/1/2007 to 12/31/2007.....................  $ 1.30480    $ 1.36657         420,041

Evergreen VA Fundamental Large Cap Fund

   12/5/2003** to 12/31/2003..................  $ 9.91847    $10.39444           9,761
   1/1/2004 to 12/31/2004.....................  $10.39444    $11.14557          59,360
   1/1/2005 to 12/31/2005.....................  $11.14557    $11.93001          83,384
   1/1/2006 to 12/31/2006.....................  $11.93001    $13.19825          78,888
   1/1/2007 to 12/31/2007.....................  $13.19825    $14.03141          72,465

Evergreen VA Growth Fund

   1/6/2003* to 12/31/2003....................  $ 1.01228    $ 1.34494         270,183
   1/1/2004 to 12/31/2004.....................  $ 1.34494    $ 1.50358         358,364
   1/1/2005 to 12/31/2005.....................  $ 1.50358    $ 1.57259         214,061
   1/1/2006 to 12/31/2006.....................  $ 1.57259    $ 1.71443         198,465
   1/1/2007 to 12/31/2007.....................  $ 1.71443    $ 1.86906         178,408

Evergreen VA International Equity Fund

   12/5/2003** to 12/31/2003..................  $ 9.98983    $10.43946          11,898
   1/1/2004 to 12/31/2004.....................  $10.43946    $12.21880          31,766
   1/1/2005 to 12/31/2005.....................  $12.21880    $13.91662          44,251
   1/1/2006 to 12/31/2006.....................  $13.91662    $16.82933          49,396
   1/1/2007 to 12/31/2007.....................  $16.82933    $19.00043          42,322

Evergreen VA Omega Fund

   1/6/2003* to 12/31/2003....................  $ 1.00971    $ 1.33072         718,960
   1/1/2004 to 12/31/2004.....................  $ 1.33072    $ 1.40074         976,778
   1/1/2005 to 12/31/2005.....................  $ 1.40074    $ 1.42829         814,442
   1/1/2006 to 12/31/2006.....................  $ 1.42829    $ 1.48682         826,793
   1/1/2007 to 12/31/2007.....................  $ 1.48682    $ 1.63420         728,799

Evergreen VA Special Values Fund

   1/6/2003* to 12/31/2003....................  $ 1.01274    $ 1.24731         535,501
   1/1/2004 to 12/31/2004.....................  $ 1.24731    $ 1.47420         939,934
   1/1/2005 to 12/31/2005.....................  $ 1.47420    $ 1.60323         876,438
   1/1/2006 to 12/31/2006.....................  $ 1.60323    $ 1.91342       1,162,777
   1/1/2007 to 12/31/2007.....................  $ 1.91342    $ 1.73720       1,105,525

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005...................  $ 9.99849    $ 9.99590               0
   1/1/2006 to 12/31/2006.....................  $ 9.99590    $11.35420         130,691
   1/1/2007 to 12/31/2007.....................  $11.35420    $12.21239         130,707

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005...................  $10.09301    $11.69551               0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/
                                 CREDIT (1.85)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07933    $10.29547            947
   1/1/2006 to 12/31/2006..................................  $10.29547    $12.26698          1,671
   1/1/2007 to 12/31/2007..................................  $12.26698    $11.61345          6,731

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05444    $10.25023         13,519
   1/1/2006 to 12/31/2006..................................  $10.25023    $11.80266         19,300
   1/1/2007 to 12/31/2007..................................  $11.80266    $12.18132         15,651

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04972    $11.30859              0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04951    $10.38458          9,948
   1/1/2006 to 12/31/2006..................................  $10.38458    $11.48118         12,505
   1/1/2007 to 12/31/2007..................................  $11.48118    $11.50630         12,317

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06621    $10.31731          5,324
   1/1/2006 to 12/31/2006..................................  $10.31731    $11.83807          8,291
   1/1/2007 to 12/31/2007..................................  $11.83807    $11.60945         16,981

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04166    $10.30033          1,166
   1/1/2006 to 12/31/2006..................................  $10.30033    $11.09148          6,203
   1/1/2007 to 12/31/2007..................................  $11.09148    $11.86026          6,155

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99849    $10.01590         30,473
   1/1/2006 to 12/31/2006..................................  $10.01590    $10.99149        487,759
   1/1/2007 to 12/31/2007..................................  $10.99149    $11.78452        531,229

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99849    $10.00591          1,751
   1/1/2006 to 12/31/2006..................................  $10.00591    $11.16798         81,337
   1/1/2007 to 12/31/2007..................................  $11.16798    $12.03086         81,887

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14673    $11.99863          3,620
   1/1/2006 to 12/31/2006..................................  $11.99863    $16.10929         43,625
   1/1/2007 to 12/31/2007..................................  $16.10929    $12.66186         46,482

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99849    $10.02589              0
   1/1/2006 to 12/31/2006..................................  $10.02589    $10.88365        161,024
   1/1/2007 to 12/31/2007..................................  $10.88365    $11.65473        237,673

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08455    $10.69837          3,316
   1/1/2006 to 12/31/2006..................................  $10.69837    $12.78683          2,903
   1/1/2007 to 12/31/2007..................................  $12.78683    $12.70138         10,634

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01096    $10.29588            962
   1/1/2006 to 12/31/2006..................................  $10.29588    $10.89350          3,525
   1/1/2007 to 12/31/2007..................................  $10.89350    $12.69610          6,165

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04533    $10.00180            811
   1/1/2006 to 12/31/2006..................................  $10.00180    $11.78019          3,975
   1/1/2007 to 12/31/2007..................................  $11.78019    $ 9.51015          4,063

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99849    $10.94154          3,743
   1/1/2006 to 12/31/2006..................................  $10.94154    $12.13037          8,968
   1/1/2007 to 12/31/2007..................................  $12.13037    $13.24417         10,447

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01505    $10.60689          2,720
   1/1/2006 to 12/31/2006..................................  $10.60689    $11.57495         40,330
   1/1/2007 to 12/31/2007..................................  $11.57495    $11.58431         40,243

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.03266    $10.74244            380
   1/1/2006 to 12/31/2006..................................  $10.74244    $11.60164          3,685
   1/1/2007 to 12/31/2007..................................  $11.60164    $12.98361          8,559

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/
                                 CREDIT (1.85)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING    AT END    UNITS OUTSTANDING
                                               OF PERIOD    OF PERIOD   AT END OF PERIOD
                                              ------------ ------------ -----------------
AST High Yield Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.97644    $ 9.84302           780
   1/1/2006 to 12/31/2006....................  $ 9.84302    $10.66520         1,521
   1/1/2007 to 12/31/2007....................  $10.66520    $10.73024         1,886

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99849    $10.56219        11,490
   1/1/2006 to 12/31/2006....................  $10.56219    $11.02181         6,551
   1/1/2007 to 12/31/2007....................  $11.02181    $12.91415         6,532

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.91352    $10.63665         8,604
   1/1/2006 to 12/31/2006....................  $10.63665    $12.82472        19,577
   1/1/2007 to 12/31/2007....................  $12.82472    $13.77913        34,488

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.07690    $10.54029        23,068
   1/1/2006 to 12/31/2006....................  $10.54029    $12.25979        29,601
   1/1/2007 to 12/31/2007....................  $12.25979    $11.67645        25,353

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99849    $ 9.93422        16,405
   1/1/2006 to 12/31/2006....................  $ 9.93422    $10.71013        41,786
   1/1/2007 to 12/31/2007....................  $10.71013    $11.15465        48,859

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.12588    $10.88624        20,183
   1/1/2006 to 12/31/2006....................  $10.88624    $11.46255        45,392
   1/1/2007 to 12/31/2007....................  $11.46255    $12.93731        51,261

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.96589    $10.46136           589
   1/1/2006 to 12/31/2006....................  $10.46136    $12.76803           917
   1/1/2007 to 12/31/2007....................  $12.76803    $13.71339         2,331

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.03656    $10.74257         1,061
   1/1/2006 to 12/31/2006....................  $10.74257    $11.56711         9,857
   1/1/2007 to 12/31/2007....................  $11.56711    $13.07172         3,723

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.06466    $10.33671         3,413
   1/1/2006 to 12/31/2006....................  $10.33671    $11.59505        15,389
   1/1/2007 to 12/31/2007....................  $11.59505    $11.69659        16,773

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005..................  $10.05539    $11.31828         6,252
   1/1/2006 to 12/31/2006....................  $11.31828    $12.67531        17,476
   1/1/2007 to 12/31/2007....................  $12.67531    $15.20699        14,695

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.02160    $10.86798        11,677
   1/1/2006 to 12/31/2006....................  $10.86798    $11.81836        60,104
   1/1/2007 to 12/31/2007....................  $11.81836    $11.97045        68,913

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005..................  $ 9.99849    $10.04149         3,193
   1/1/2006 to 12/31/2006....................  $10.04149    $10.23645        15,545
   1/1/2007 to 12/31/2007....................  $10.23645    $10.73278         8,058

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005..................  $ 9.99849    $10.03587             0
   1/1/2006 to 12/31/2006....................  $10.03587    $10.63848        24,286
   1/1/2007 to 12/31/2007....................  $10.63848    $11.35498        68,422

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005..................  $10.04830    $10.63029         8,026
   1/1/2006 to 12/31/2006....................  $10.63029    $12.52990        12,325
   1/1/2007 to 12/31/2007....................  $12.52990    $11.61114        10,875

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/
                                 CREDIT (1.85)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02831    $10.33934         13,832
   1/1/2006 to 12/31/2006..............................  $10.33934    $11.42032         77,022
   1/1/2007 to 12/31/2007..............................  $11.42032    $11.92072        139,944

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94903    $ 9.43459          8,955
   1/1/2006 to 12/31/2006..............................  $ 9.43459    $ 9.84465         60,498
   1/1/2007 to 12/31/2007..............................  $ 9.84465    $10.59715         73,057

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00249    $11.72055          6,478
   1/1/2006 to 12/31/2006..............................  $11.72055    $13.33383         48,342
   1/1/2007 to 12/31/2007..............................  $13.33383    $18.39342         53,081

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88066    $12.04289          3,862
   1/1/2006 to 12/31/2006..............................  $12.04289    $15.91315          6,360
   1/1/2007 to 12/31/2007..............................  $15.91315    $22.42029         10,187

Janus Aspen Large Cap Growth Portfolio - Service Shares

   1/6/2003* to 12/31/2003.............................  $ 1.02241    $ 1.24068        223,309
   1/1/2004 to 12/31/2004..............................  $ 1.24068    $ 1.26938        498,286
   1/1/2005 to 12/31/2005..............................  $ 1.26938    $ 1.29646        307,986
   1/1/2006 to 12/31/2006..............................  $ 1.29646    $ 1.41469        314,164
   1/1/2007 to 12/31/2007..............................  $ 1.41469    $ 1.59441        285,894

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99849    $10.64543          4,019
   1/1/2007 to 12/31/2007..............................  $10.64543    $11.44473          3,618

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99849    $10.46792         31,498
   1/1/2007 to 12/31/2007..............................  $10.46792    $11.45026         32,448

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99849    $10.56655            292
   1/1/2007 to 12/31/2007..............................  $10.56655    $11.26132          4,799

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99849    $ 9.97743              0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: ROLL-UP OR STEP UP GMDB; CONTRACT W/O CREDIT (1.65)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01722     $1.23707              0
   1/1/2004 to 12/31/2004......................   $1.23707     $1.33430              0
   1/1/2005 to 12/31/2005......................   $1.33430     $1.50370              0
   1/1/2006 to 12/31/2006......................   $1.50370     $1.50581          4,274
   1/1/2007 to 12/31/2007......................   $1.50581     $1.65902          4,272

Prudential Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01832     $1.25467              0
   1/1/2004 to 12/31/2004......................   $1.25467     $1.35675              0
   1/1/2005 to 12/31/2005......................   $1.35675     $1.48798              0
   1/1/2006 to 12/31/2006......................   $1.48798     $1.64795              0
   1/1/2007 to 12/31/2007......................   $1.64795     $1.77225              0

Prudential Global Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00586     $1.28183              0
   1/1/2004 to 12/31/2004......................   $1.28183     $1.38198              0
   1/1/2005 to 12/31/2005......................   $1.38198     $1.57799              0
   1/1/2006 to 12/31/2006......................   $1.57799     $1.85749              0
   1/1/2007 to 12/31/2007......................   $1.85749     $2.01871              0

Prudential Money Market Portfolio

   1/6/2003* to 12/31/2003.....................   $0.99995     $0.99219              0
   1/1/2004 to 12/31/2004......................   $0.99219     $0.98618         74,763
   1/1/2005 to 12/31/2005......................   $0.98618     $0.99832         74,732
   1/1/2006 to 12/31/2006......................   $0.99832     $1.02847         39,836
   1/1/2007 to 12/31/2007......................   $1.02847     $1.06254         23,315

Prudential Stock Index Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02197     $1.22123        113,683
   1/1/2004 to 12/31/2004......................   $1.22123     $1.32700         49,259
   1/1/2005 to 12/31/2005......................   $1.32700     $1.36470         53,439
   1/1/2006 to 12/31/2006......................   $1.36470     $1.55128         13,238
   1/1/2007 to 12/31/2007......................   $1.55128     $1.60381         13,186

Prudential Value Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02524     $1.22106         12,974
   1/1/2004 to 12/31/2004......................   $1.22106     $1.39723         20,203
   1/1/2005 to 12/31/2005......................   $1.39723     $1.60363         22,167
   1/1/2006 to 12/31/2006......................   $1.60363     $1.89231         20,733
   1/1/2007 to 12/31/2007......................   $1.89231     $1.92084         20,713

SP Aggressive Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01311     $1.27619         93,687
   1/1/2004 to 12/31/2004......................   $1.27619     $1.44070        137,063
   1/1/2005 to 12/31/2005......................   $1.44070     $1.56609        163,841
   1/1/2006 to 12/31/2006......................   $1.56609     $1.76070        166,201
   1/1/2007 to 12/31/2007......................   $1.76070     $1.89131        159,402

SP AIM Aggressive Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01132     $1.21864          3,194
   1/1/2004 to 12/31/2004......................   $1.21864     $1.34106        124,576
   1/1/2005 to 4/29/2005.......................   $1.34106     $1.23721              0

SP AIM Core Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01230     $1.19327          5,221
   1/1/2004 to 12/31/2004......................   $1.19327     $1.27723          5,375
   1/1/2005 to 12/31/2005......................   $1.27723     $1.31464         37,964
   1/1/2006 to 12/31/2006......................   $1.31464     $1.50098         37,279
   1/1/2007 to 12/31/2007......................   $1.50098     $1.59208         29,647

SP T. Rowe Price Large-Cap Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01906     $1.17656         14,722
   1/1/2004 to 12/31/2004......................   $1.17656     $1.22806        125,340
   1/1/2005 to 12/31/2005......................   $1.22806     $1.40748         84,675
   1/1/2006 to 12/31/2006......................   $1.40748     $1.46656         62,733
   1/1/2007 to 12/31/2007......................   $1.46656     $1.56104         61,750

SP Balanced Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00977     $1.19102        209,900
   1/1/2004 to 12/31/2004......................   $1.19102     $1.30170        456,535
   1/1/2005 to 12/31/2005......................   $1.30170     $1.37797        768,840
   1/1/2006 to 12/31/2006......................   $1.37797     $1.50063        826,788
   1/1/2007 to 12/31/2007......................   $1.50063     $1.61430        536,450

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: ROLL-UP OR STEP UP GMDB; CONTRACT W/O CREDIT (1.65)

                                             ACCUMULATION ACCUMULATION     NUMBER OF
                                              UNIT VALUE   UNIT VALUE    ACCUMULATION
                                             AT BEGINNING    AT END    UNITS OUTSTANDING
                                              OF PERIOD    OF PERIOD   AT END OF PERIOD
                                             ------------ ------------ -----------------
SP Conservative Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.00742     $1.13376          6,901
   1/1/2004 to 12/31/2004...................   $1.13376     $1.21453         53,663
   1/1/2005 to 12/31/2005...................   $1.21453     $1.26544         53,724
   1/1/2006 to 12/31/2006...................   $1.26544     $1.35280         53,687
   1/1/2007 to 12/31/2007...................   $1.35280     $1.45567         53,545

SP Davis Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.00885     $1.24544         34,994
   1/1/2004 to 12/31/2004...................   $1.24544     $1.37860        154,773
   1/1/2005 to 12/31/2005...................   $1.37860     $1.48545        147,305
   1/1/2006 to 12/31/2006...................   $1.48545     $1.68088        134,375
   1/1/2007 to 12/31/2007...................   $1.68088     $1.72924        131,116

SP Small-Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01509     $1.28700         11,766
   1/1/2004 to 12/31/2004...................   $1.28700     $1.52811         18,166
   1/1/2005 to 12/31/2005...................   $1.52811     $1.57270         42,171
   1/1/2006 to 12/31/2006...................   $1.57270     $1.77315         41,694
   1/1/2007 to 12/31/2007...................   $1.77315     $1.68097         41,262

SP Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.01133     $1.23681        359,581
   1/1/2004 to 12/31/2004...................   $1.23681     $1.37547        844,989
   1/1/2005 to 12/31/2005...................   $1.37547     $1.47820        851,838
   1/1/2006 to 12/31/2006...................   $1.47820     $1.64168        848,410
   1/1/2007 to 12/31/2007...................   $1.64168     $1.76403        809,659

SP Large Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.02723     $1.21162              0
   1/1/2004 to 12/31/2004...................   $1.21162     $1.40351         14,942
   1/1/2005 to 12/31/2005...................   $1.40351     $1.47262         42,741
   1/1/2006 to 12/31/2006...................   $1.47262     $1.71638         42,491
   1/1/2007 to 12/31/2007...................   $1.71638     $1.64071         41,090

SP International Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01279     $1.23097         10,705
   1/1/2004 to 12/31/2004...................   $1.23097     $1.40240         60,764
   1/1/2005 to 12/31/2005...................   $1.40240     $1.56978         86,886
   1/1/2006 to 12/31/2006...................   $1.56978     $1.99373         85,977
   1/1/2007 to 12/31/2007...................   $1.99373     $2.31584         84,457

SP MFS Capital Opportunities Portfolio

   1/6/2003* to 12/31/2003..................   $1.02110     $1.20421              0
   1/1/2004 to 12/31/2004...................   $1.20421     $1.33147              0
   1/1/2005 to 4/29/2005....................   $1.33147     $1.24322              0

SP Mid Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.00460     $1.33593          8,840
   1/1/2004 to 12/31/2004...................   $1.33593     $1.57111         96,040
   1/1/2005 to 12/31/2005...................   $1.57111     $1.62697        226,039
   1/1/2006 to 12/31/2006...................   $1.62697     $1.56956        227,710
   1/1/2007 to 12/31/2007...................   $1.56956     $1.79420        225,409

SP PIMCO High Yield Portfolio

   1/6/2003* to 12/31/2003..................   $1.00528     $1.19539         30,808
   1/1/2004 to 12/31/2004...................   $1.19539     $1.28562         28,817
   1/1/2005 to 12/31/2005...................   $1.28562     $1.31572         30,538
   1/1/2006 to 12/31/2006...................   $1.31572     $1.41756         28,014
   1/1/2007 to 12/31/2007...................   $1.41756     $1.44744         28,162

SP PIMCO Total Return Portfolio

   1/6/2003* to 12/31/2003..................   $1.00074     $1.04416         98,308
   1/1/2004 to 12/31/2004...................   $1.04416     $1.08148        139,224
   1/1/2005 to 12/31/2005...................   $1.08148     $1.08944        271,360
   1/1/2006 to 12/31/2006...................   $1.08944     $1.11116        265,346
   1/1/2007 to 12/31/2007...................   $1.11116     $1.19632        278,258

SP Prudential U.S. Emerging Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01862     $1.36323              0
   1/1/2004 to 12/31/2004...................   $1.36323     $1.62791              0
   1/1/2005 to 12/31/2005...................   $1.62791     $1.88624         15,311
   1/1/2006 to 12/31/2006...................   $1.88624     $2.03361              0
   1/1/2007 to 12/31/2007...................   $2.03361     $2.33677              0

SP Small Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01404     $1.29864            391
   1/1/2004 to 12/31/2004...................   $1.29864     $1.26580         25,538
   1/1/2005 to 12/31/2005...................   $1.26580     $1.27614         39,981
   1/1/2006 to 12/31/2006...................   $1.27614     $1.41098         19,352
   1/1/2007 to 12/31/2007...................   $1.41098     $1.47630         18,907

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: ROLL-UP OR STEP UP GMDB; CONTRACT W/O CREDIT (1.65)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Strategic Partners Focused Growth Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.01516    $ 1.19082              0
   1/1/2004 to 12/31/2004.....................  $ 1.19082    $ 1.29550              0
   1/1/2005 to 12/31/2005.....................  $ 1.29550    $ 1.46760          2,688
   1/1/2006 to 12/31/2006.....................  $ 1.46760    $ 1.43437          2,672
   1/1/2007 to 12/31/2007.....................  $ 1.43437    $ 1.62600          2,657

SP Technology Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.03405    $ 1.33722              0
   1/1/2004 to 12/31/2004.....................  $ 1.33722    $ 1.31561         19,370
   1/1/2005 to 4/29/2005......................  $ 1.31561    $ 1.17415              0

SP International Growth Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.01149    $ 1.34770            764
   1/1/2004 to 12/31/2004.....................  $ 1.34770    $ 1.54511         48,239
   1/1/2005 to 12/31/2005.....................  $ 1.54511    $ 1.76921        104,412
   1/1/2006 to 12/31/2006.....................  $ 1.76921    $ 2.10698        103,746
   1/1/2007 to 12/31/2007.....................  $ 2.10698    $ 2.47766        108,123

Evergreen Growth And Income Fund

   12/5/2003** to 12/31/2003..................  $ 9.92197    $10.34095              0
   1/1/2004 to 12/31/2004.....................  $10.34095    $11.02653            392
   1/1/2005 to 4/15/2005......................  $11.02653    $10.29615              0

Evergreen VA Balanced Fund

   1/6/2003* to 12/31/2003....................  $ 1.00929    $ 1.12349              0
   1/1/2004 to 12/31/2004.....................  $ 1.12349    $ 1.17498              0
   1/1/2005 to 12/31/2005.....................  $ 1.17498    $ 1.21714              0
   1/1/2006 to 12/31/2006.....................  $ 1.21714    $ 1.31534              0
   1/1/2007 to 12/31/2007.....................  $ 1.31534    $ 1.38033              0

Evergreen VA Fundamental Large Cap Fund

   12/5/2003** to 12/31/2003..................  $ 9.91853    $10.39594              0
   1/1/2004 to 12/31/2004.....................  $10.39594    $11.16913              0
   1/1/2005 to 12/31/2005.....................  $11.16913    $11.97864            376
   1/1/2006 to 12/31/2006.....................  $11.97864    $13.27818            376
   1/1/2007 to 12/31/2007.....................  $13.27818    $14.14441            374

Evergreen VA Growth Fund

   1/6/2003* to 12/31/2003....................  $ 1.01229    $ 1.34741              0
   1/1/2004 to 12/31/2004.....................  $ 1.34741    $ 1.50924            352
   1/1/2005 to 12/31/2005.....................  $ 1.50924    $ 1.58167            351
   1/1/2006 to 12/31/2006.....................  $ 1.58167    $ 1.72780          6,577
   1/1/2007 to 12/31/2007.....................  $ 1.72780    $ 1.88737          6,566

Evergreen VA International Equity Fund

   12/5/2003** to 12/31/2003..................  $ 9.98988    $10.44097            378
   1/1/2004 to 12/31/2004.....................  $10.44097    $12.24474          3,163
   1/1/2005 to 12/31/2005.....................  $12.24474    $13.97359          3,650
   1/1/2006 to 12/31/2006.....................  $13.97359    $16.93135          3,598
   1/1/2007 to 12/31/2007.....................  $16.93135    $19.15358          3,566

Evergreen VA Omega Fund

   1/6/2003* to 12/31/2003....................  $ 1.00973    $ 1.33341          5,880
   1/1/2004 to 12/31/2004.....................  $ 1.33341    $ 1.40630         21,451
   1/1/2005 to 12/31/2005.....................  $ 1.40630    $ 1.43683         21,406
   1/1/2006 to 12/31/2006.....................  $ 1.43683    $ 1.49864         21,366
   1/1/2007 to 12/31/2007.....................  $ 1.49864    $ 1.65052         21,324

Evergreen VA Special Values Fund

   1/6/2003* to 12/31/2003....................  $ 1.01276    $ 1.24979              0
   1/1/2004 to 12/31/2004.....................  $ 1.24979    $ 1.48003          1,857
   1/1/2005 to 12/31/2005.....................  $ 1.48003    $ 1.61271          3,628
   1/1/2006 to 12/31/2006.....................  $ 1.61271    $ 1.92844         10,947
   1/1/2007 to 12/31/2007.....................  $ 1.92844    $ 1.75436         10,933

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005...................  $ 9.99865    $ 9.99741              0
   1/1/2006 to 12/31/2006.....................  $ 9.99741    $11.37817              0
   1/1/2007 to 12/31/2007.....................  $11.37817    $12.26243              0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005...................  $10.09317    $11.71227              0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: ROLL-UP OR STEP UP GMDB; CONTRACT W/O CREDIT (1.65)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07950    $10.31179             0
   1/1/2006 to 12/31/2006..................................  $10.31179    $12.31054             0
   1/1/2007 to 12/31/2007..................................  $12.31054    $11.67772             0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05461    $10.26647             0
   1/1/2006 to 12/31/2006..................................  $10.26647    $11.84457           388
   1/1/2007 to 12/31/2007..................................  $11.84457    $12.24879         1,188

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04988    $11.32469             0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04968    $10.40108             0
   1/1/2006 to 12/31/2006..................................  $10.40108    $11.52194             0
   1/1/2007 to 12/31/2007..................................  $11.52194    $11.56987             0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06637    $10.33364             0
   1/1/2006 to 12/31/2006..................................  $10.33364    $11.88015             0
   1/1/2007 to 12/31/2007..................................  $11.88015    $11.67385             0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04182    $10.31658             0
   1/1/2006 to 12/31/2006..................................  $10.31658    $11.13077             0
   1/1/2007 to 12/31/2007..................................  $11.13077    $11.92576             0

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99865    $10.01742             0
   1/1/2006 to 12/31/2006..................................  $10.01742    $11.01471        25,400
   1/1/2007 to 12/31/2007..................................  $11.01471    $11.83269             0

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99865    $10.00743             0
   1/1/2006 to 12/31/2006..................................  $10.00743    $11.19158         9,625
   1/1/2007 to 12/31/2007..................................  $11.19158    $12.08023         8,780

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14689    $12.01771         2,294
   1/1/2006 to 12/31/2006..................................  $12.01771    $16.16654         1,972
   1/1/2007 to 12/31/2007..................................  $16.16654    $12.73209         2,116

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99865    $10.02740             0
   1/1/2006 to 12/31/2006..................................  $10.02740    $10.90666        34,138
   1/1/2007 to 12/31/2007..................................  $10.90666    $11.70244        34,134

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08471    $10.71543             0
   1/1/2006 to 12/31/2006..................................  $10.71543    $12.83243             0
   1/1/2007 to 12/31/2007..................................  $12.83243    $12.77180             0

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01112    $10.31218         2,523
   1/1/2006 to 12/31/2006..................................  $10.31218    $10.93206         2,684
   1/1/2007 to 12/31/2007..................................  $10.93206    $12.76621         2,577

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04549    $10.01768         2,381
   1/1/2006 to 12/31/2006..................................  $10.01768    $11.82202         2,446
   1/1/2007 to 12/31/2007..................................  $11.82202    $ 9.56286         2,447

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99865    $10.95883             0
   1/1/2006 to 12/31/2006..................................  $10.95883    $12.17334             0
   1/1/2007 to 12/31/2007..................................  $12.17334    $13.31727             0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01521    $10.62366             0
   1/1/2006 to 12/31/2006..................................  $10.62366    $11.61598             0
   1/1/2007 to 12/31/2007..................................  $11.61598    $11.64842             0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: ROLL-UP OR STEP UP GMDB; CONTRACT W/O CREDIT (1.65)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03282    $10.75949             0
   1/1/2006 to 12/31/2006......................  $10.75949    $11.64285             0
   1/1/2007 to 12/31/2007......................  $11.64285    $13.05550             0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97660    $ 9.85860             0
   1/1/2006 to 12/31/2006......................  $ 9.85860    $10.70297             0
   1/1/2007 to 12/31/2007......................  $10.70297    $10.78957             0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99865    $10.57900             0
   1/1/2006 to 12/31/2006......................  $10.57900    $11.06101             0
   1/1/2007 to 12/31/2007......................  $11.06101    $12.98570             0

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91368    $10.65333           198
   1/1/2006 to 12/31/2006......................  $10.65333    $12.86994           737
   1/1/2007 to 12/31/2007......................  $12.86994    $13.85509           730

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07706    $10.55706         5,668
   1/1/2006 to 12/31/2006......................  $10.55706    $12.30317         5,710
   1/1/2007 to 12/31/2007......................  $12.30317    $11.74091         6,211

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99865    $ 9.94996         7,010
   1/1/2006 to 12/31/2006......................  $ 9.94996    $10.74807         7,141
   1/1/2007 to 12/31/2007......................  $10.74807    $11.21631         7,517

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12604    $10.90350         4,793
   1/1/2006 to 12/31/2006......................  $10.90350    $11.50325         6,678
   1/1/2007 to 12/31/2007......................  $11.50325    $13.00905         6,547

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96606    $10.47792             0
   1/1/2006 to 12/31/2006......................  $10.47792    $12.81337         1,100
   1/1/2007 to 12/31/2007......................  $12.81337    $13.78934         1,100

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03673    $10.75959           170
   1/1/2006 to 12/31/2006......................  $10.75959    $11.60810           178
   1/1/2007 to 12/31/2007......................  $11.60810    $13.14397           169

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06483    $10.35312           658
   1/1/2006 to 12/31/2006......................  $10.35312    $11.63626           655
   1/1/2007 to 12/31/2007......................  $11.63626    $11.76134           652

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05555    $11.33624           121
   1/1/2006 to 12/31/2006......................  $11.33624    $12.72026           638
   1/1/2007 to 12/31/2007......................  $12.72026    $15.29110           627

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02176    $10.88522           122
   1/1/2006 to 12/31/2006......................  $10.88522    $11.86039           122
   1/1/2007 to 12/31/2007......................  $11.86039    $12.03668           891

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99865    $10.05726           498
   1/1/2006 to 12/31/2006......................  $10.05726    $10.27261           496
   1/1/2007 to 12/31/2007......................  $10.27261    $10.79219           493

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005....................  $ 9.99865    $10.03737             0
   1/1/2006 to 12/31/2006......................  $10.03737    $10.66091             0
   1/1/2007 to 12/31/2007......................  $10.66091    $11.40138             0

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04846    $10.64701             0
   1/1/2006 to 12/31/2006......................  $10.64701    $12.57412             0
   1/1/2007 to 12/31/2007......................  $12.57412    $11.67520             0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: ROLL-UP OR STEP UP GMDB; CONTRACT W/O CREDIT (1.65)

                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                       AT BEGINNING    AT END    UNITS OUTSTANDING
                                                        OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                       ------------ ------------ -----------------
AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005...........................  $10.02847    $10.35564             0
   1/1/2006 to 12/31/2006.............................  $10.35564    $11.46084             0
   1/1/2007 to 12/31/2007.............................  $11.46084    $11.98667             0

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005...........................  $ 9.94919    $ 9.44958             0
   1/1/2006 to 12/31/2006.............................  $ 9.44958    $ 9.87964             0
   1/1/2007 to 12/31/2007.............................  $ 9.87964    $10.65590             0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005...........................  $10.00265    $11.73902         3,063
   1/1/2006 to 12/31/2006.............................  $11.73902    $13.38101         2,895
   1/1/2007 to 12/31/2007.............................  $13.38101    $18.49503         2,637

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005...........................  $ 9.88082    $12.06187             0
   1/1/2006 to 12/31/2006.............................  $12.06187    $15.96941             0
   1/1/2007 to 12/31/2007.............................  $15.96941    $22.54392             0

Janus Aspen Large Cap Growth Portfolio--Service Shares

   1/6/2003* to 12/31/2003............................  $ 1.02243    $ 1.24316             0
   1/1/2004 to 12/31/2004.............................  $ 1.24316    $ 1.27441             0
   1/1/2005 to 12/31/2005.............................  $ 1.27441    $ 1.30411             0
   1/1/2006 to 12/31/2006.............................  $ 1.30411    $ 1.42585             0
   1/1/2007 to 12/31/2007.............................  $ 1.42585    $ 1.61013             0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006...........................  $ 9.99865    $10.66193             0
   1/1/2007 to 12/31/2007.............................  $10.66193    $11.48514             0

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006...........................  $ 9.99865    $10.48411           645
   1/1/2007 to 12/31/2007.............................  $10.48411    $11.49065           644

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006...........................  $ 9.99865    $10.58300             0
   1/1/2007 to 12/31/2007.............................  $10.58300    $11.30112             0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007..........................  $ 9.99865    $ 9.97982             0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP GMDB; CONTRACT W/O
                                 CREDIT (1.75)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01722     $1.23592          75,703
   1/1/2004 to 12/31/2004......................   $1.23592     $1.33162          98,503
   1/1/2005 to 12/31/2005......................   $1.33162     $1.49930          92,601
   1/1/2006 to 12/31/2006......................   $1.49930     $1.49988          90,866
   1/1/2007 to 12/31/2007......................   $1.49988     $1.65087          84,107

Prudential Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01831     $1.25343               0
   1/1/2004 to 12/31/2004......................   $1.25343     $1.35414               0
   1/1/2005 to 12/31/2005......................   $1.35414     $1.48362          18,392
   1/1/2006 to 12/31/2006......................   $1.48362     $1.64146          18,085
   1/1/2007 to 12/31/2007......................   $1.64146     $1.76343          18,017

Prudential Global Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00586     $1.28057           3,873
   1/1/2004 to 12/31/2004......................   $1.28057     $1.37924               0
   1/1/2005 to 12/31/2005......................   $1.37924     $1.57333               0
   1/1/2006 to 12/31/2006......................   $1.57333     $1.85018               0
   1/1/2007 to 12/31/2007......................   $1.85018     $2.00871               0

Prudential Money Market Portfolio

   1/6/2003* to 12/31/2003.....................   $0.99994     $0.99097               0
   1/1/2004 to 12/31/2004......................   $0.99097     $0.98370         449,623
   1/1/2005 to 12/31/2005......................   $0.98370     $0.99472         438,327
   1/1/2006 to 12/31/2006......................   $0.99472     $1.02415         205,406
   1/1/2007 to 12/31/2007......................   $1.02415     $1.05714         135,175

Prudential Stock Index Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02196     $1.21997           9,767
   1/1/2004 to 12/31/2004......................   $1.21997     $1.32426         222,950
   1/1/2005 to 12/31/2005......................   $1.32426     $1.36062         241,427
   1/1/2006 to 12/31/2006......................   $1.36062     $1.54508         102,993
   1/1/2007 to 12/31/2007......................   $1.54508     $1.59571         101,944

Prudential Value Portfolio

   1/6/2003* to 12/31/2003.....................   $1.02523     $1.21982               0
   1/1/2004 to 12/31/2004......................   $1.21982     $1.39431          23,087
   1/1/2005 to 12/31/2005......................   $1.39431     $1.59875          23,876
   1/1/2006 to 12/31/2006......................   $1.59875     $1.88461          22,663
   1/1/2007 to 12/31/2007......................   $1.88461     $1.91117          22,155

SP Aggressive Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01310     $1.27479         361,550
   1/1/2004 to 12/31/2004......................   $1.27479     $1.43779         511,550
   1/1/2005 to 12/31/2005......................   $1.43779     $1.56121         509,335
   1/1/2006 to 12/31/2006......................   $1.56121     $1.75344         470,516
   1/1/2007 to 12/31/2007......................   $1.75344     $1.88158         464,401

SP AIM Aggressive Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01131     $1.21743           7,933
   1/1/2004 to 12/31/2004......................   $1.21743     $1.33841           3,891
   1/1/2005 to 4/29/2005.......................   $1.33841     $1.23436               0

SP AIM Core Equity Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01229     $1.19212           9,963
   1/1/2004 to 12/31/2004......................   $1.19212     $1.27462          21,773
   1/1/2005 to 12/31/2005......................   $1.27462     $1.31072          18,327
   1/1/2006 to 12/31/2006......................   $1.31072     $1.49501          17,438
   1/1/2007 to 12/31/2007......................   $1.49501     $1.58414          15,456

SP T. Rowe Price Large-Cap Growth Portfolio

   1/6/2003* to 12/31/2003.....................   $1.01905     $1.17543          24,629
   1/1/2004 to 12/31/2004......................   $1.17543     $1.22575          68,431
   1/1/2005 to 12/31/2005......................   $1.22575     $1.40345          66,520
   1/1/2006 to 12/31/2006......................   $1.40345     $1.46087          53,593
   1/1/2007 to 12/31/2007......................   $1.46087     $1.55350          51,652

SP Balanced Asset Allocation Portfolio

   1/6/2003* to 12/31/2003.....................   $1.00976     $1.18975         304,694
   1/1/2004 to 12/31/2004......................   $1.18975     $1.29901       1,061,033
   1/1/2005 to 12/31/2005......................   $1.29901     $1.37385       1,396,491
   1/1/2006 to 12/31/2006......................   $1.37385     $1.49454       1,355,602
   1/1/2007 to 12/31/2007......................   $1.49454     $1.60593       1,315,478

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP GMDB; CONTRACT W/O
                                 CREDIT (1.75)

                                             ACCUMULATION ACCUMULATION     NUMBER OF
                                              UNIT VALUE   UNIT VALUE    ACCUMULATION
                                             AT BEGINNING    AT END    UNITS OUTSTANDING
                                              OF PERIOD    OF PERIOD   AT END OF PERIOD
                                             ------------ ------------ -----------------
SP Conservative Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.00742     $1.13276         456,648
   1/1/2004 to 12/31/2004...................   $1.13276     $1.21249         564,920
   1/1/2005 to 12/31/2005...................   $1.21249     $1.26200       1,265,962
   1/1/2006 to 12/31/2006...................   $1.26200     $1.34795       1,496,709
   1/1/2007 to 12/31/2007...................   $1.34795     $1.44900         983,594

SP Davis Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.00884     $1.24425         191,955
   1/1/2004 to 12/31/2004...................   $1.24425     $1.37603         307,319
   1/1/2005 to 12/31/2005...................   $1.37603     $1.48106         374,002
   1/1/2006 to 12/31/2006...................   $1.48106     $1.67433         446,163
   1/1/2007 to 12/31/2007...................   $1.67433     $1.72081         433,189

SP Small-Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01509     $1.28582          23,731
   1/1/2004 to 12/31/2004...................   $1.28582     $1.52507         275,292
   1/1/2005 to 12/31/2005...................   $1.52507     $1.56800         185,834
   1/1/2006 to 12/31/2006...................   $1.56800     $1.76599         183,428
   1/1/2007 to 12/31/2007...................   $1.76599     $1.67257         182,617

SP Growth Asset Allocation Portfolio

   1/6/2003* to 12/31/2003..................   $1.01132     $1.23575         795,791
   1/1/2004 to 12/31/2004...................   $1.23575     $1.37292       1,997,613
   1/1/2005 to 12/31/2005...................   $1.37292     $1.47410       2,286,081
   1/1/2006 to 12/31/2006...................   $1.47410     $1.63558       2,218,213
   1/1/2007 to 12/31/2007...................   $1.63558     $1.75560       2,197,285

SP Large Cap Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.02722     $1.21039               0
   1/1/2004 to 12/31/2004...................   $1.21039     $1.40077          41,040
   1/1/2005 to 12/31/2005...................   $1.40077     $1.46822          47,378
   1/1/2006 to 12/31/2006...................   $1.46822     $1.70953          46,416
   1/1/2007 to 12/31/2007...................   $1.70953     $1.63253          46,089

SP International Value Portfolio

   1/6/2003* to 12/31/2003..................   $1.01278     $1.22973           6,258
   1/1/2004 to 12/31/2004...................   $1.22973     $1.39961          45,983
   1/1/2005 to 12/31/2005...................   $1.39961     $1.56500          55,646
   1/1/2006 to 12/31/2006...................   $1.56500     $1.98568          52,988
   1/1/2007 to 12/31/2007...................   $1.98568     $2.30427          84,931

SP MFS Capital Opportunities Portfolio

   1/6/2003* to 12/31/2003..................   $1.02109     $1.20305           2,760
   1/1/2004 to 12/31/2004...................   $1.20305     $1.32884          12,423
   1/1/2005 to 4/29/2005....................   $1.32884     $1.24037               0

SP Mid Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.00460     $1.33469          36,870
   1/1/2004 to 12/31/2004...................   $1.33469     $1.56814         282,761
   1/1/2005 to 12/31/2005...................   $1.56814     $1.62232         296,258
   1/1/2006 to 12/31/2006...................   $1.62232     $1.56350         231,985
   1/1/2007 to 12/31/2007...................   $1.56350     $1.78561         230,219

SP PIMCO High Yield Portfolio

   1/6/2003* to 12/31/2003..................   $1.00527     $1.19418          36,653
   1/1/2004 to 12/31/2004...................   $1.19418     $1.28300          88,522
   1/1/2005 to 12/31/2005...................   $1.28300     $1.31191          90,980
   1/1/2006 to 12/31/2006...................   $1.31191     $1.41210          95,098
   1/1/2007 to 12/31/2007...................   $1.41210     $1.44033          96,446

SP PIMCO Total Return Portfolio

   1/6/2003* to 12/31/2003..................   $1.00074     $1.04315         172,283
   1/1/2004 to 12/31/2004...................   $1.04315     $1.07941         301,443
   1/1/2005 to 12/31/2005...................   $1.07941     $1.08636         349,101
   1/1/2006 to 12/31/2006...................   $1.08636     $1.10710         332,203
   1/1/2007 to 12/31/2007...................   $1.10710     $1.19073         323,440

SP Prudential U.S. Emerging Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01861     $1.36187           7,628
   1/1/2004 to 12/31/2004...................   $1.36187     $1.62472          14,137
   1/1/2005 to 12/31/2005...................   $1.62472     $1.88068         111,824
   1/1/2006 to 12/31/2006...................   $1.88068     $2.02558          63,722
   1/1/2007 to 12/31/2007...................   $2.02558     $2.32526         105,074

SP Small Cap Growth Portfolio

   1/6/2003* to 12/31/2003..................   $1.01403     $1.29734           7,718
   1/1/2004 to 12/31/2004...................   $1.29734     $1.26327          45,590
   1/1/2005 to 12/31/2005...................   $1.26327     $1.27232          55,237
   1/1/2006 to 12/31/2006...................   $1.27232     $1.40534          53,464
   1/1/2007 to 12/31/2007...................   $1.40534     $1.46897          52,642

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP GMDB; CONTRACT W/O
                                 CREDIT (1.75)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Strategic Partners Focused Growth Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.01515    $ 1.18963              0
   1/1/2004 to 12/31/2004.....................  $ 1.18963    $ 1.29291              0
   1/1/2005 to 12/31/2005.....................  $ 1.29291    $ 1.46319              0
   1/1/2006 to 12/31/2006.....................  $ 1.46319    $ 1.42858              0
   1/1/2007 to 12/31/2007.....................  $ 1.42858    $ 1.61785              0

SP Technology Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.03405    $ 1.33585         11,928
   1/1/2004 to 12/31/2004.....................  $ 1.33585    $ 1.31286        158,219
   1/1/2005 to 4/29/2005......................  $ 1.31286    $ 1.17132              0

SP International Growth Portfolio

   1/6/2003* to 12/31/2003....................  $ 1.01149    $ 1.34648         16,465
   1/1/2004 to 12/31/2004.....................  $ 1.34648    $ 1.54220         22,413
   1/1/2005 to 12/31/2005.....................  $ 1.54220    $ 1.76414         54,513
   1/1/2006 to 12/31/2006.....................  $ 1.76414    $ 2.09880         66,120
   1/1/2007 to 12/31/2007.....................  $ 2.09880    $ 2.46559         64,319

Evergreen Growth And Income Fund

   12/5/2003** to 12/31/2003..................  $ 9.92194    $10.34023            798
   1/1/2004 to 12/31/2004.....................  $10.34023    $11.01506          1,162
   1/1/2005 to 4/15/2005......................  $11.01506    $10.28257              0

Evergreen VA Balanced Fund

   1/6/2003* to 12/31/2003....................  $ 1.00928    $ 1.12247         27,719
   1/1/2004 to 12/31/2004.....................  $ 1.12247    $ 1.17282         40,675
   1/1/2005 to 12/31/2005.....................  $ 1.17282    $ 1.21366         41,162
   1/1/2006 to 12/31/2006.....................  $ 1.21366    $ 1.31026         35,282
   1/1/2007 to 12/31/2007.....................  $ 1.31026    $ 1.37364         35,134

Evergreen VA Fundamental Large Cap Fund

   12/5/2003** to 12/31/2003..................  $ 9.91850    $10.39518          1,147
   1/1/2004 to 12/31/2004.....................  $10.39518    $11.15728          1,310
   1/1/2005 to 12/31/2005.....................  $11.15728    $11.95425          2,357
   1/1/2006 to 12/31/2006.....................  $11.95425    $13.23816          2,362
   1/1/2007 to 12/31/2007.....................  $13.23816    $14.08787          2,290

Evergreen VA Growth Fund

   1/6/2003* to 12/31/2003....................  $ 1.01229    $ 1.34619          6,496
   1/1/2004 to 12/31/2004.....................  $ 1.34619    $ 1.50638         17,208
   1/1/2005 to 12/31/2005.....................  $ 1.50638    $ 1.57716         16,388
   1/1/2006 to 12/31/2006.....................  $ 1.57716    $ 1.72118         36,471
   1/1/2007 to 12/31/2007.....................  $ 1.72118    $ 1.87820         35,699

Evergreen VA International Equity Fund

   12/5/2003** to 12/31/2003..................  $ 9.98985    $10.44021            971
   1/1/2004 to 12/31/2004.....................  $10.44021    $12.23173         10,057
   1/1/2005 to 12/31/2005.....................  $12.23173    $13.94505         10,332
   1/1/2006 to 12/31/2006.....................  $13.94505    $16.88024         11,318
   1/1/2007 to 12/31/2007.....................  $16.88024    $19.07684          7,849

Evergreen VA Omega Fund

   1/6/2003* to 12/31/2003....................  $ 1.00972    $ 1.33214         14,969
   1/1/2004 to 12/31/2004.....................  $ 1.33214    $ 1.40369         46,698
   1/1/2005 to 12/31/2005.....................  $ 1.40369    $ 1.43256         46,596
   1/1/2006 to 12/31/2006.....................  $ 1.43256    $ 1.49266         39,783
   1/1/2007 to 12/31/2007.....................  $ 1.49266    $ 1.64226         38,243

Evergreen VA Special Values Fund

   1/6/2003* to 12/31/2003....................  $ 1.01275    $ 1.24845         15,726
   1/1/2004 to 12/31/2004.....................  $ 1.24845    $ 1.47705         55,131
   1/1/2005 to 12/31/2005.....................  $ 1.47705    $ 1.60796         53,044
   1/1/2006 to 12/31/2006.....................  $ 1.60796    $ 1.92092         51,059
   1/1/2007 to 12/31/2007.....................  $ 1.92092    $ 1.74582         50,969

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005...................  $ 9.99857    $ 9.99667              0
   1/1/2006 to 12/31/2006.....................  $ 9.99667    $11.36629              0
   1/1/2007 to 12/31/2007.....................  $11.36629    $12.23758              0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005...................  $10.09309    $11.70396              0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP GMDB; CONTRACT W/O
                                 CREDIT (1.75)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07941    $10.30367             0
   1/1/2006 to 12/31/2006..................................  $10.30367    $12.28871             0
   1/1/2007 to 12/31/2007..................................  $12.28871    $11.64547             0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05453    $10.25829           772
   1/1/2006 to 12/31/2006..................................  $10.25829    $11.82341         1,753
   1/1/2007 to 12/31/2007..................................  $11.82341    $12.21478         1,752

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04980    $11.31658             0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04959    $10.39288             0
   1/1/2006 to 12/31/2006..................................  $10.39288    $11.50163             0
   1/1/2007 to 12/31/2007..................................  $11.50163    $11.53811             0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06629    $10.32542         1,499
   1/1/2006 to 12/31/2006..................................  $10.32542    $11.85903         1,359
   1/1/2007 to 12/31/2007..................................  $11.85903    $11.64153         1,359

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04174    $10.30827             0
   1/1/2006 to 12/31/2006..................................  $10.30827    $11.11094             0
   1/1/2007 to 12/31/2007..................................  $11.11094    $11.89274             0

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99857    $10.01664         8,984
   1/1/2006 to 12/31/2006..................................  $10.01664    $11.00308        34,370
   1/1/2007 to 12/31/2007..................................  $11.00308    $11.80857        34,792

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99857    $10.00666             0
   1/1/2006 to 12/31/2006..................................  $10.00666    $11.17973        21,571
   1/1/2007 to 12/31/2007..................................  $11.17973    $12.05540        21,517

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14681    $12.00823           249
   1/1/2006 to 12/31/2006..................................  $12.00823    $16.13799           248
   1/1/2007 to 12/31/2007..................................  $16.13799    $12.69700           248

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99857    $10.02663             0
   1/1/2006 to 12/31/2006..................................  $10.02663    $10.89514         9,840
   1/1/2007 to 12/31/2007..................................  $10.89514    $11.67853         9,840

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08463    $10.70700             0
   1/1/2006 to 12/31/2006..................................  $10.70700    $12.80982         6,898
   1/1/2007 to 12/31/2007..................................  $12.80982    $12.73674         6,594

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005................................  $10.01104    $10.30402           285
   1/1/2006 to 12/31/2006..................................  $10.30402    $10.91273           364
   1/1/2007 to 12/31/2007..................................  $10.91273    $12.73106           354

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.04541    $10.00979             0
   1/1/2006 to 12/31/2006..................................  $10.00979    $11.80116         1,803
   1/1/2007 to 12/31/2007..................................  $11.80116    $ 9.53648         1,667

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005................................  $ 9.99857    $10.95012             0
   1/1/2006 to 12/31/2006..................................  $10.95012    $12.15183             0
   1/1/2007 to 12/31/2007..................................  $12.15183    $13.28069           278

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005................................  $10.01513    $10.61520           316
   1/1/2006 to 12/31/2006..................................  $10.61520    $11.59544        12,106
   1/1/2007 to 12/31/2007..................................  $11.59544    $11.61626        12,106

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP GMDB; CONTRACT W/O
                                 CREDIT (1.75)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03274    $10.75090             0
   1/1/2006 to 12/31/2006......................  $10.75090    $11.62213             0
   1/1/2007 to 12/31/2007......................  $11.62213    $13.01938             0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97652    $ 9.85089             0
   1/1/2006 to 12/31/2006......................  $ 9.85089    $10.68405             0
   1/1/2007 to 12/31/2007......................  $10.68405    $10.75989             0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $10.57054           150
   1/1/2006 to 12/31/2006......................  $10.57054    $11.04128           150
   1/1/2007 to 12/31/2007......................  $11.04128    $12.94974         7,647

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91360    $10.64502         2,642
   1/1/2006 to 12/31/2006......................  $10.64502    $12.84720         2,529
   1/1/2007 to 12/31/2007......................  $12.84720    $13.81698         9,379

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07698    $10.54870        13,042
   1/1/2006 to 12/31/2006......................  $10.54870    $12.28149        22,531
   1/1/2007 to 12/31/2007......................  $12.28149    $11.70874        15,307

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $ 9.94204         1,724
   1/1/2006 to 12/31/2006......................  $ 9.94204    $10.72896         4,723
   1/1/2007 to 12/31/2007......................  $10.72896    $11.18525         4,722

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12596    $10.89480         4,149
   1/1/2006 to 12/31/2006......................  $10.89480    $11.48278         5,584
   1/1/2007 to 12/31/2007......................  $11.48278    $12.97301         6,275

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96597    $10.46963             0
   1/1/2006 to 12/31/2006......................  $10.46963    $12.79078             0
   1/1/2007 to 12/31/2007......................  $12.79078    $13.75137             0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03665    $10.75107             0
   1/1/2006 to 12/31/2006......................  $10.75107    $11.58767        11,252
   1/1/2007 to 12/31/2007......................  $11.58767    $13.10790        18,936

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06474    $10.34492           321
   1/1/2006 to 12/31/2006......................  $10.34492    $11.61572         3,152
   1/1/2007 to 12/31/2007......................  $11.61572    $11.72909         3,152

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05547    $11.32716             0
   1/1/2006 to 12/31/2006......................  $11.32716    $12.69768         1,194
   1/1/2007 to 12/31/2007......................  $12.69768    $15.24881         1,191

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02168    $10.87658         8,223
   1/1/2006 to 12/31/2006......................  $10.87658    $11.83925         5,150
   1/1/2007 to 12/31/2007......................  $11.83925    $12.00327         5,147

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99857    $10.04905         1,019
   1/1/2006 to 12/31/2006......................  $10.04905    $10.25413         1,019
   1/1/2007 to 12/31/2007......................  $10.25413    $10.76200         1,019

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005....................  $ 9.99857    $10.03662             0
   1/1/2006 to 12/31/2006......................  $10.03662    $10.64975             0
   1/1/2007 to 12/31/2007......................  $10.64975    $11.37820             0

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04838    $10.63867             0
   1/1/2006 to 12/31/2006......................  $10.63867    $12.55205             0
   1/1/2007 to 12/31/2007......................  $12.55205    $11.64327             0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

  ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP GMDB; CONTRACT W/O
                                 CREDIT (1.75)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02839    $10.34748             0
   1/1/2006 to 12/31/2006..............................  $10.34748    $11.44053         2,510
   1/1/2007 to 12/31/2007..............................  $11.44053    $11.95361         3,871

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94911    $ 9.44213         1,277
   1/1/2006 to 12/31/2006..............................  $ 9.44213    $ 9.86229         1,157
   1/1/2007 to 12/31/2007..............................  $ 9.86229    $10.62669         1,157

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00257    $11.72986         2,514
   1/1/2006 to 12/31/2006..............................  $11.72986    $13.35751         2,660
   1/1/2007 to 12/31/2007..............................  $13.35751    $18.44421         5,712

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88074    $12.05243         2,336
   1/1/2006 to 12/31/2006..............................  $12.05243    $15.94128         1,510
   1/1/2007 to 12/31/2007..............................  $15.94128    $22.48208         1,444

Janus Aspen Large Cap Growth Portfolio - Service Shares

   1/6/2003* to 12/31/2003.............................  $ 1.02242    $ 1.24188        28,667
   1/1/2004 to 12/31/2004..............................  $ 1.24188    $ 1.27175        32,350
   1/1/2005 to 12/31/2005..............................  $ 1.27175    $ 1.30011        47,075
   1/1/2006 to 12/31/2006..............................  $ 1.30011    $ 1.42003        50,966
   1/1/2007 to 12/31/2007..............................  $ 1.42003    $ 1.60195        48,495

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.65363             0
   1/1/2007 to 12/31/2007..............................  $10.65363    $11.46483             0

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.47604             0
   1/1/2007 to 12/31/2007..............................  $10.47604    $11.47042             0

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99857    $10.57469             0
   1/1/2007 to 12/31/2007..............................  $10.57469    $11.28114             0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99857    $ 9.97857             0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE CONTRACT W/O CREDIT (1.90)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06185    $11.79695             0
   1/1/2006 to 12/31/2006......................  $11.79695    $11.78454             0
   1/1/2007 to 12/31/2007......................  $11.78454    $12.95112             0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04823    $11.08380             0
   1/1/2006 to 12/31/2006......................  $11.08380    $12.24493             0
   1/1/2007 to 12/31/2007......................  $12.24493    $13.13575             0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98640    $11.32144             0
   1/1/2006 to 12/31/2006......................  $11.32144    $13.29406             0
   1/1/2007 to 12/31/2007......................  $13.29406    $14.41170             0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $10.00032    $10.09556             0
   1/1/2006 to 12/31/2006......................  $10.09556    $10.37845             0
   1/1/2007 to 12/31/2007......................  $10.37845    $10.69912             0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05637    $10.36598             0
   1/1/2006 to 12/31/2006......................  $10.36598    $11.75471             0
   1/1/2007 to 12/31/2007......................  $11.75471    $12.12238             0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03773    $11.24237             0
   1/1/2006 to 12/31/2006......................  $11.24237    $13.23313             0
   1/1/2007 to 12/31/2007......................  $13.23313    $13.39917             0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03212    $10.96759             0
   1/1/2006 to 12/31/2006......................  $10.96759    $12.29989             0
   1/1/2007 to 12/31/2007......................  $12.29989    $13.17969             0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06907    $ 9.48691             0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02541    $10.22220             0
   1/1/2006 to 12/31/2006......................  $10.22220    $11.64232             0
   1/1/2007 to 12/31/2007......................  $11.64232    $12.31797             0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03040    $12.11549             0
   1/1/2006 to 12/31/2006......................  $12.11549    $12.59314             0
   1/1/2007 to 12/31/2007......................  $12.59314    $13.37156             0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01737    $10.65865        44,166
   1/1/2006 to 12/31/2006......................  $10.65865    $11.57861        43,307
   1/1/2007 to 12/31/2007......................  $11.57861    $12.42389        42,932

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00742    $10.48736         7,150
   1/1/2006 to 12/31/2006......................  $10.48736    $11.18453         7,200
   1/1/2007 to 12/31/2007......................  $11.18453    $12.00521         4,335

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02533    $10.61303             0
   1/1/2006 to 12/31/2006......................  $10.61303    $11.98042             0
   1/1/2007 to 12/31/2007......................  $11.98042    $12.29462             0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05755    $10.49332             0
   1/1/2006 to 12/31/2006......................  $10.49332    $11.80195             0
   1/1/2007 to 12/31/2007......................  $11.80195    $11.16077             0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02925    $10.82561        92,927
   1/1/2006 to 12/31/2006......................  $10.82561    $11.99312        85,758
   1/1/2007 to 12/31/2007......................  $11.99312    $12.85451        85,842

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE CONTRACT W/O CREDIT (1.90)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------

SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005...................  $10.07604    $10.46793           0
   1/1/2006 to 12/31/2006.....................  $10.46793    $12.17107           0
   1/1/2007 to 12/31/2007.....................  $12.17107    $11.60534           0

SP International Value Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.91243    $10.65157           0
   1/1/2006 to 12/31/2006.....................  $10.65157    $13.49511           0
   1/1/2007 to 12/31/2007.....................  $13.49511    $15.63700           0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005....................  $10.05626    $ 9.60725           0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.02853    $10.67909           0
   1/1/2006 to 12/31/2006.....................  $10.67909    $10.27684           0
   1/1/2007 to 12/31/2007.....................  $10.27684    $11.71880           0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.98919    $10.12328           0
   1/1/2006 to 12/31/2006.....................  $10.12328    $10.87965           0
   1/1/2007 to 12/31/2007.....................  $10.87965    $11.08121           0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.99845    $10.15441           0
   1/1/2006 to 12/31/2006.....................  $10.15441    $10.33209           0
   1/1/2007 to 12/31/2007.....................  $10.33209    $11.09590           0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03605    $11.73107           0
   1/1/2006 to 12/31/2006.....................  $11.73107    $12.61657           0
   1/1/2007 to 12/31/2007.....................  $12.61657    $14.46191           0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03066    $10.49986           0
   1/1/2006 to 12/31/2006.....................  $10.49986    $11.58092           0
   1/1/2007 to 12/31/2007.....................  $11.58092    $12.08752           0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.07387    $11.97424           0
   1/1/2006 to 12/31/2006.....................  $11.97424    $11.67380           0
   1/1/2007 to 12/31/2007.....................  $11.67380    $13.20089           0

SP Technology Portfolio

   3/14/2005* to 4/29/2005....................  $10.04340    $ 9.59368           0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.92661    $11.28228           0
   1/1/2006 to 12/31/2006.....................  $11.28228    $13.40292           0
   1/1/2007 to 12/31/2007.....................  $13.40292    $15.72235           0

Evergreen Growth And Income Fund

   3/14/2005* to 4/15/2005....................         --           --          --

Evergreen VA Balanced Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

Evergreen VA Fundamental Large Cap Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

Evergreen VA Growth Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE CONTRACT W/O CREDIT (1.90)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
Evergreen VA International Equity Fund

   3/14/2005* to 12/31/2005................................         --           --              --
   1/1/2006 to 12/31/2006..................................         --           --              --
   1/1/2007 to 12/31/2007..................................         --           --              --

Evergreen VA Omega Fund

   3/14/2005* to 12/31/2005................................         --           --              --
   1/1/2006 to 12/31/2006..................................         --           --              --
   1/1/2007 to 12/31/2007..................................         --           --              --

Evergreen VA Special Values Fund

   3/14/2005* to 12/31/2005................................         --           --              --
   1/1/2006 to 12/31/2006..................................         --           --              --
   1/1/2007 to 12/31/2007..................................         --           --              --

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99845    $ 9.99845               0
   1/1/2006 to 12/31/2006..................................  $ 9.99845    $11.34830               0
   1/1/2007 to 12/31/2007..................................  $11.34830    $12.20009               0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09297    $10.09297               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07929    $10.29137               0
   1/1/2006 to 12/31/2006..................................  $10.29137    $12.25615               0
   1/1/2007 to 12/31/2007..................................  $12.25615    $11.59745               0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05440    $10.24623               0
   1/1/2006 to 12/31/2006..................................  $10.24623    $11.79214               0
   1/1/2007 to 12/31/2007..................................  $11.79214    $12.16446               0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04968    $11.30450               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04947    $10.38054               0
   1/1/2006 to 12/31/2006..................................  $10.38054    $11.47106               0
   1/1/2007 to 12/31/2007..................................  $11.47106    $11.49052               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06617    $10.31315               0
   1/1/2006 to 12/31/2006..................................  $10.31315    $11.82754               0
   1/1/2007 to 12/31/2007..................................  $11.82754    $11.59346               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04162    $10.29617               0
   1/1/2006 to 12/31/2006..................................  $10.29617    $11.08163               0
   1/1/2007 to 12/31/2007..................................  $11.08163    $11.84385          10,279

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99845    $10.01550           5,451
   1/1/2006 to 12/31/2006..................................  $10.01550    $10.98569         583,389
   1/1/2007 to 12/31/2007..................................  $10.98569    $11.77245       1,859,641

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99845    $10.00552           2,726
   1/1/2006 to 12/31/2006..................................  $10.00552    $11.16214         696,836
   1/1/2007 to 12/31/2007..................................  $11.16214    $12.01860       1,899,240

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14669    $11.99398               0
   1/1/2006 to 12/31/2006..................................  $11.99398    $16.09509               0
   1/1/2007 to 12/31/2007..................................  $16.09509    $12.64447               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99845    $10.02548           2,726
   1/1/2006 to 12/31/2006..................................  $10.02548    $10.87782         198,275
   1/1/2007 to 12/31/2007..................................  $10.87782    $11.64277         528,469

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08451    $10.69422               0
   1/1/2006 to 12/31/2006..................................  $10.69422    $12.77562               0
   1/1/2007 to 12/31/2007..................................  $12.77562    $12.68399               0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE CONTRACT W/O CREDIT (1.90)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01092    $10.29177             0
   1/1/2006 to 12/31/2006......................  $10.29177    $10.88374             0
   1/1/2007 to 12/31/2007......................  $10.88374    $12.67848             0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04529    $ 9.99789             0
   1/1/2006 to 12/31/2006......................  $ 9.99789    $11.76968             0
   1/1/2007 to 12/31/2007......................  $11.76968    $ 9.49700             0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99845    $10.93708             0
   1/1/2006 to 12/31/2006......................  $10.93708    $12.11939             0
   1/1/2007 to 12/31/2007......................  $12.11939    $13.22558             0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01501    $10.60266             0
   1/1/2006 to 12/31/2006......................  $10.60266    $11.56456             0
   1/1/2007 to 12/31/2007......................  $11.56456    $11.56821        25,715

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03262    $10.73810             0
   1/1/2006 to 12/31/2006......................  $10.73810    $11.59121             0
   1/1/2007 to 12/31/2007......................  $11.59121    $12.96551             0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97640    $ 9.83917             0
   1/1/2006 to 12/31/2006......................  $ 9.83917    $10.65578             0
   1/1/2007 to 12/31/2007......................  $10.65578    $10.71545             0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99845    $10.55813             0
   1/1/2006 to 12/31/2006......................  $10.55813    $11.01205             0
   1/1/2007 to 12/31/2007......................  $11.01205    $12.89631             0

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91348    $10.63239             0
   1/1/2006 to 12/31/2006......................  $10.63239    $12.81320             0
   1/1/2007 to 12/31/2007......................  $12.81320    $13.75995             0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07686    $10.53628             0
   1/1/2006 to 12/31/2006......................  $10.53628    $12.24906             0
   1/1/2007 to 12/31/2007......................  $12.24906    $11.66043             0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99845    $ 9.93026             0
   1/1/2006 to 12/31/2006......................  $ 9.93026    $10.70056             0
   1/1/2007 to 12/31/2007......................  $10.70056    $11.13919             0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12584    $10.88186             0
   1/1/2006 to 12/31/2006......................  $10.88186    $11.45220             0
   1/1/2007 to 12/31/2007......................  $11.45220    $12.91932             0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96585    $10.45720             0
   1/1/2006 to 12/31/2006......................  $10.45720    $12.75677             0
   1/1/2007 to 12/31/2007......................  $12.75677    $13.69463             0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03652    $10.73838             0
   1/1/2006 to 12/31/2006......................  $10.73838    $11.55696             0
   1/1/2007 to 12/31/2007......................  $11.55696    $13.05382             0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06462    $10.33267             0
   1/1/2006 to 12/31/2006......................  $10.33267    $11.58488             0
   1/1/2007 to 12/31/2007......................  $11.58488    $11.68066             0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE CONTRACT W/O CREDIT (1.90)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005............................  $10.05535    $11.31373              0
   1/1/2006 to 12/31/2006..............................  $11.31373    $12.66399              0
   1/1/2007 to 12/31/2007..............................  $12.66399    $15.18589              0

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02156    $10.86366              0
   1/1/2006 to 12/31/2006..............................  $10.86366    $11.80784              0
   1/1/2007 to 12/31/2007..............................  $11.80784    $11.95373              0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99845    $10.03722              0
   1/1/2006 to 12/31/2006..............................  $10.03722    $10.22695              0
   1/1/2007 to 12/31/2007..............................  $10.22695    $10.71750              0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99845    $10.03548              0
   1/1/2006 to 12/31/2006..............................  $10.03548    $10.63282         33,620
   1/1/2007 to 12/31/2007..............................  $10.63282    $11.34340        192,633

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04826    $10.62596              0
   1/1/2006 to 12/31/2006..............................  $10.62596    $12.51865              0
   1/1/2007 to 12/31/2007..............................  $12.51865    $11.59499              0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02827    $10.33522              0
   1/1/2006 to 12/31/2006..............................  $10.33522    $11.41015              0
   1/1/2007 to 12/31/2007..............................  $11.41015    $11.90429        216,312

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94899    $ 9.43088              0
   1/1/2006 to 12/31/2006..............................  $ 9.43088    $ 9.83592              0
   1/1/2007 to 12/31/2007..............................  $ 9.83592    $10.58257              0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00245    $11.71590              0
   1/1/2006 to 12/31/2006..............................  $11.71590    $13.32198              0
   1/1/2007 to 12/31/2007..............................  $13.32198    $18.36788              0

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund

   3/14/2005* to 12/31/2005............................  $ 9.88062    $12.03802              0
   1/1/2006 to 12/31/2006..............................  $12.03802    $15.89893              0
   1/1/2007 to 12/31/2007..............................  $15.89893    $22.38911              0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04439    $10.37559              0
   1/1/2006 to 12/31/2006..............................  $10.37559    $11.31624              0
   1/1/2007 to 12/31/2007..............................  $11.31624    $12.74716              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99845    $10.64132        118,534
   1/1/2007 to 12/31/2007..............................  $10.64132    $11.43460        381,987

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99845    $10.46392        160,806
   1/1/2007 to 12/31/2007..............................  $10.46392    $11.44013        410,282

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99845    $10.56241        121,250
   1/1/2007 to 12/31/2007..............................  $10.56241    $11.25138        309,496

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99845    $ 9.97679              0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/O
                                 CREDIT (2.00)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06177    $11.78772               0
   1/1/2006 to 12/31/2006......................  $11.78772    $11.76376               0
   1/1/2007 to 12/31/2007......................  $11.76376    $12.91558               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04815    $11.07519               0
   1/1/2006 to 12/31/2006......................  $11.07519    $12.22350               0
   1/1/2007 to 12/31/2007......................  $12.22350    $13.09998               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98632    $11.31248               0
   1/1/2006 to 12/31/2006......................  $11.31248    $13.27058               0
   1/1/2007 to 12/31/2007......................  $13.27058    $14.37209               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $10.00024    $10.08772               0
   1/1/2006 to 12/31/2006......................  $10.08772    $10.36025               0
   1/1/2007 to 12/31/2007......................  $10.36025    $10.66982               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05629    $10.35788               0
   1/1/2006 to 12/31/2006......................  $10.35788    $11.73400               0
   1/1/2007 to 12/31/2007......................  $11.73400    $12.08914               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03765    $11.23352               0
   1/1/2006 to 12/31/2006......................  $11.23352    $13.20981               0
   1/1/2007 to 12/31/2007......................  $13.20981    $13.36238               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03204    $10.95894               0
   1/1/2006 to 12/31/2006......................  $10.95894    $12.27809               0
   1/1/2007 to 12/31/2007......................  $12.27809    $13.14330               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06899    $ 9.48565               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02533    $10.21401               0
   1/1/2006 to 12/31/2006......................  $10.21401    $11.62155               0
   1/1/2007 to 12/31/2007......................  $11.62155    $12.28390               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03032    $12.10593               0
   1/1/2006 to 12/31/2006......................  $12.10593    $12.57084               0
   1/1/2007 to 12/31/2007......................  $12.57084    $13.33475               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01729    $10.65024       2,725,042
   1/1/2006 to 12/31/2006......................  $10.65024    $11.55811       2,659,884
   1/1/2007 to 12/31/2007......................  $11.55811    $12.38975       2,429,108

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00734    $10.47908       1,258,175
   1/1/2006 to 12/31/2006......................  $10.47908    $11.16484       1,277,308
   1/1/2007 to 12/31/2007......................  $11.16484    $11.97229       1,163,368

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02525    $10.60473               0
   1/1/2006 to 12/31/2006......................  $10.60473    $11.95928               0
   1/1/2007 to 12/31/2007......................  $11.95928    $12.26087               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05747    $10.48505               0
   1/1/2006 to 12/31/2006......................  $10.48505    $11.78115               0
   1/1/2007 to 12/31/2007......................  $11.78115    $11.13005               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02917    $10.81701       3,328,235
   1/1/2006 to 12/31/2006......................  $10.81701    $11.97192       3,228,143
   1/1/2007 to 12/31/2007......................  $11.97192    $12.81910       2,963,366

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/O
                                 CREDIT (2.00)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005...................  $10.07596    $10.45971           0
   1/1/2006 to 12/31/2006.....................  $10.45971    $12.14956           0
   1/1/2007 to 12/31/2007.....................  $12.14956    $11.57340           0

SP International Value Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.91235    $10.64312           0
   1/1/2006 to 12/31/2006.....................  $10.64312    $13.47116           0
   1/1/2007 to 12/31/2007.....................  $13.47116    $15.59379           0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005....................  $10.05618    $ 9.60596           0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.02845    $10.67070           0
   1/1/2006 to 12/31/2006.....................  $10.67070    $10.25869           0
   1/1/2007 to 12/31/2007.....................  $10.25869    $11.68652           0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.98911    $10.11520           0
   1/1/2006 to 12/31/2006.....................  $10.11520    $10.86034           0
   1/1/2007 to 12/31/2007.....................  $10.86034    $11.05070           0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.99837    $10.14640           0
   1/1/2006 to 12/31/2006.....................  $10.14640    $10.31390           0
   1/1/2007 to 12/31/2007.....................  $10.31390    $11.06532           0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03597    $11.72183           0
   1/1/2006 to 12/31/2006.....................  $11.72183    $12.59428           0
   1/1/2007 to 12/31/2007.....................  $12.59428    $14.42204           0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03058    $10.49152           0
   1/1/2006 to 12/31/2006.....................  $10.49152    $11.56036           0
   1/1/2007 to 12/31/2007.....................  $11.56036    $12.05409           0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.07379    $11.96474           0
   1/1/2006 to 12/31/2006.....................  $11.96474    $11.65317           0
   1/1/2007 to 12/31/2007.....................  $11.65317    $13.16463           0

SP Technology Portfolio

   3/14/2005* to 4/29/2005....................  $10.04332    $ 9.59243           0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.92653    $11.27341           0
   1/1/2006 to 12/31/2006.....................  $11.27341    $13.37927           0
   1/1/2007 to 12/31/2007.....................  $13.37927    $15.67909           0

Evergreen Growth And Income Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

Evergreen VA Balanced Fund

   3/14/2005* to 4/15/2005....................         --           --          --

Evergreen VA Fundamental Large Cap Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

Evergreen VA Growth Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

Evergreen VA International Equity Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/O
                                 CREDIT (2.00)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
Evergreen VA Omega Fund

   3/14/2005* to 12/31/2005................................         --           --              --
   1/1/2006 to 12/31/2006..................................         --           --              --
   1/1/2007 to 12/31/2007..................................         --           --              --

Evergreen VA Special Values Fund

   3/14/2005* to 12/31/2005................................         --           --              --
   1/1/2006 to 12/31/2006..................................         --           --              --
   1/1/2007 to 12/31/2007..................................         --           --              --

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $ 9.99478               0
   1/1/2006 to 12/31/2006..................................  $ 9.99478    $11.33625         180,371
   1/1/2007 to 12/31/2007..................................  $11.33625    $12.17518         521,702

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09289    $11.68298               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07921    $10.28329               0
   1/1/2006 to 12/31/2006..................................  $10.28329    $12.23446          21,928
   1/1/2007 to 12/31/2007..................................  $12.23446    $11.56559         234,374

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05432    $10.23808               0
   1/1/2006 to 12/31/2006..................................  $10.23808    $11.77136           9,710
   1/1/2007 to 12/31/2007..................................  $11.77136    $12.13101         238,497

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04960    $11.29641               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04939    $10.37238               0
   1/1/2006 to 12/31/2006..................................  $10.37238    $11.45078           3,096
   1/1/2007 to 12/31/2007..................................  $11.45078    $11.45877          20,820

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06609    $10.30508               0
   1/1/2006 to 12/31/2006..................................  $10.30508    $11.80673          17,847
   1/1/2007 to 12/31/2007..................................  $11.80673    $11.56160          34,485

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04154    $10.28803               0
   1/1/2006 to 12/31/2006..................................  $10.28803    $11.06202          21,122
   1/1/2007 to 12/31/2007..................................  $11.06202    $11.81124          72,333

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.01475         145,483
   1/1/2006 to 12/31/2006..................................  $10.01475    $10.97421       2,964,674
   1/1/2007 to 12/31/2007..................................  $10.97421    $11.74849       4,498,823

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.00476          81,150
   1/1/2006 to 12/31/2006..................................  $10.00476    $11.15035       3,020,338
   1/1/2007 to 12/31/2007..................................  $11.15035    $11.99410       4,800,837

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14661    $11.98449               0
   1/1/2006 to 12/31/2006..................................  $11.98449    $16.06675          14,159
   1/1/2007 to 12/31/2007..................................  $16.06675    $12.60975          76,450

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.02475          55,714
   1/1/2006 to 12/31/2006..................................  $10.02475    $10.86648       1,046,570
   1/1/2007 to 12/31/2007..................................  $10.86648    $11.61914       1,857,184

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08443    $10.68583               0
   1/1/2006 to 12/31/2006..................................  $10.68583    $12.75305          29,526
   1/1/2007 to 12/31/2007..................................  $12.75305    $12.64902         189,557

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/O
                                 CREDIT (2.00)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01084    $10.28365              0
   1/1/2006 to 12/31/2006......................  $10.28365    $10.86446         18,875
   1/1/2007 to 12/31/2007......................  $10.86446    $12.64347         24,119

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04521    $ 9.98999              0
   1/1/2006 to 12/31/2006......................  $ 9.98999    $11.74897          6,057
   1/1/2007 to 12/31/2007......................  $11.74897    $ 9.47088         57,788

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99837    $10.92849              0
   1/1/2006 to 12/31/2006......................  $10.92849    $12.09814          7,642
   1/1/2007 to 12/31/2007......................  $12.09814    $13.18937         21,648

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01493    $10.59416              0
   1/1/2006 to 12/31/2006......................  $10.59416    $11.54409         16,048
   1/1/2007 to 12/31/2007......................  $11.54409    $11.53629        128,261

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03254    $10.72971              0
   1/1/2006 to 12/31/2006......................  $10.72971    $11.57079          6,888
   1/1/2007 to 12/31/2007......................  $11.57079    $12.92987         16,007

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97632    $ 9.83138              0
   1/1/2006 to 12/31/2006......................  $ 9.83138    $10.63693         11,024
   1/1/2007 to 12/31/2007......................  $10.63693    $10.68590         18,825

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99837    $10.54976              0
   1/1/2006 to 12/31/2006......................  $10.54976    $10.99262         10,786
   1/1/2007 to 12/31/2007......................  $10.99262    $12.86093         31,283

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91340    $10.62393              0
   1/1/2006 to 12/31/2006......................  $10.62393    $12.79052         46,067
   1/1/2007 to 12/31/2007......................  $12.79052    $13.72201         88,420

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07678    $10.52787              0
   1/1/2006 to 12/31/2006......................  $10.52787    $12.22726         47,535
   1/1/2007 to 12/31/2007......................  $12.22726    $11.62816         52,330

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99837    $ 9.92247              0
   1/1/2006 to 12/31/2006......................  $ 9.92247    $10.68176         23,977
   1/1/2007 to 12/31/2007......................  $10.68176    $11.10865         99,091

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12576    $10.87333              0
   1/1/2006 to 12/31/2006......................  $10.87333    $11.43214         74,326
   1/1/2007 to 12/31/2007......................  $11.43214    $12.88395        154,005

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96577    $10.44900              0
   1/1/2006 to 12/31/2006......................  $10.44900    $12.73424         16,129
   1/1/2007 to 12/31/2007......................  $12.73424    $13.65679         42,636

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03644    $10.72987              0
   1/1/2006 to 12/31/2006......................  $10.72987    $11.53646          6,886
   1/1/2007 to 12/31/2007......................  $11.53646    $13.01784         49,895

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06454    $10.32446              0
   1/1/2006 to 12/31/2006......................  $10.32446    $11.56440          3,419
   1/1/2007 to 12/31/2007......................  $11.56440    $11.64848         15,255

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05527    $11.30484              0
   1/1/2006 to 12/31/2006......................  $11.30484    $12.64173         11,584
   1/1/2007 to 12/31/2007......................  $12.64173    $15.14430        113,400

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/O
                                 CREDIT (2.00)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------

AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02148    $10.85515              0
   1/1/2006 to 12/31/2006..............................  $10.85515    $11.78698         22,317
   1/1/2007 to 12/31/2007..............................  $11.78698    $11.92093         51,226

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99837    $10.02962              0
   1/1/2006 to 12/31/2006..............................  $10.02962    $10.20929          4,598
   1/1/2007 to 12/31/2007..............................  $10.20929    $10.68853         21,760

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99837    $10.03474         15,227
   1/1/2006 to 12/31/2006..............................  $10.03474    $10.62171        193,286
   1/1/2007 to 12/31/2007..............................  $10.62171    $11.32027        462,408

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04818    $10.61759              0
   1/1/2006 to 12/31/2006..............................  $10.61759    $12.49653         27,594
   1/1/2007 to 12/31/2007..............................  $12.49653    $11.56307         69,073

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02819    $10.32700              0
   1/1/2006 to 12/31/2006..............................  $10.32700    $11.38999         21,370
   1/1/2007 to 12/31/2007..............................  $11.38999    $11.87148        806,006

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94891    $ 9.42345              0
   1/1/2006 to 12/31/2006..............................  $ 9.42345    $ 9.81863         16,376
   1/1/2007 to 12/31/2007..............................  $ 9.81863    $10.55353         35,653

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00237    $11.70665              0
   1/1/2006 to 12/31/2006..............................  $11.70665    $13.29851         13,035
   1/1/2007 to 12/31/2007..............................  $13.29851    $18.31759         35,052

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88054    $12.02867              0
   1/1/2006 to 12/31/2006..............................  $12.02867    $15.87099              0
   1/1/2007 to 12/31/2007..............................  $15.87099    $22.32787              0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04431    $10.36746              0
   1/1/2006 to 12/31/2006..............................  $10.36746    $11.29630              0
   1/1/2007 to 12/31/2007..............................  $11.29630    $12.71215              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99837    $10.63315        261,327
   1/1/2007 to 12/31/2007..............................  $10.63315    $11.41460        877,204

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99837    $10.45581        171,825
   1/1/2007 to 12/31/2007..............................  $10.45581    $11.42010        733,717

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99837    $10.55436        156,541
   1/1/2007 to 12/31/2007..............................  $10.55436    $11.23166        409,967

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99837    $ 9.97564          2,546

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE CONTRACT W/ CREDIT (2.00)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06177    $11.78772               0
   1/1/2006 to 12/31/2006......................  $11.78772    $11.76376               0
   1/1/2007 to 12/31/2007......................  $11.76376    $12.91558               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04815    $11.07519               0
   1/1/2006 to 12/31/2006......................  $11.07519    $12.22350               0
   1/1/2007 to 12/31/2007......................  $12.22350    $13.09998               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98632    $11.31248               0
   1/1/2006 to 12/31/2006......................  $11.31248    $13.27058               0
   1/1/2007 to 12/31/2007......................  $13.27058    $14.37209               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $10.00024    $10.08772               0
   1/1/2006 to 12/31/2006......................  $10.08772    $10.36025               0
   1/1/2007 to 12/31/2007......................  $10.36025    $10.66982               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05629    $10.35788               0
   1/1/2006 to 12/31/2006......................  $10.35788    $11.73400               0
   1/1/2007 to 12/31/2007......................  $11.73400    $12.08914               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03765    $11.23352               0
   1/1/2006 to 12/31/2006......................  $11.23352    $13.20981               0
   1/1/2007 to 12/31/2007......................  $13.20981    $13.36238               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03204    $10.95894               0
   1/1/2006 to 12/31/2006......................  $10.95894    $12.27809               0
   1/1/2007 to 12/31/2007......................  $12.27809    $13.14330               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06899    $ 9.48565               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02533    $10.21401               0
   1/1/2006 to 12/31/2006......................  $10.21401    $11.62155               0
   1/1/2007 to 12/31/2007......................  $11.62155    $12.28390               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03032    $12.10593               0
   1/1/2006 to 12/31/2006......................  $12.10593    $12.57084               0
   1/1/2007 to 12/31/2007......................  $12.57084    $13.33475               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01729    $10.65024       2,725,042
   1/1/2006 to 12/31/2006......................  $10.65024    $11.55811       2,659,884
   1/1/2007 to 12/31/2007......................  $11.55811    $12.38975       2,429,108

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00734    $10.47908       1,258,175
   1/1/2006 to 12/31/2006......................  $10.47908    $11.16484       1,277,308
   1/1/2007 to 12/31/2007......................  $11.16484    $11.97229       1,163,368

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02525    $10.60473               0
   1/1/2006 to 12/31/2006......................  $10.60473    $11.95928               0
   1/1/2007 to 12/31/2007......................  $11.95928    $12.26087               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05747    $10.48505               0
   1/1/2006 to 12/31/2006......................  $10.48505    $11.78115               0
   1/1/2007 to 12/31/2007......................  $11.78115    $11.13005               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02917    $10.81701       3,328,235
   1/1/2006 to 12/31/2006......................  $10.81701    $11.97192       3,228,143
   1/1/2007 to 12/31/2007......................  $11.97192    $12.81910       2,963,366

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE CONTRACT W/ CREDIT (2.00)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005...................  $10.07596    $10.45971           0
   1/1/2006 to 12/31/2006.....................  $10.45971    $12.14956           0
   1/1/2007 to 12/31/2007.....................  $12.14956    $11.57340           0

SP International Value Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.91235    $10.64312           0
   1/1/2006 to 12/31/2006.....................  $10.64312    $13.47116           0
   1/1/2007 to 12/31/2007.....................  $13.47116    $15.59379           0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005....................  $10.05618    $ 9.60596           0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.02845    $10.67070           0
   1/1/2006 to 12/31/2006.....................  $10.67070    $10.25869           0
   1/1/2007 to 12/31/2007.....................  $10.25869    $11.68652           0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.98911    $10.11520           0
   1/1/2006 to 12/31/2006.....................  $10.11520    $10.86034           0
   1/1/2007 to 12/31/2007.....................  $10.86034    $11.05070           0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.99837    $10.14640           0
   1/1/2006 to 12/31/2006.....................  $10.14640    $10.31390           0
   1/1/2007 to 12/31/2007.....................  $10.31390    $11.06532           0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03597    $11.72183           0
   1/1/2006 to 12/31/2006.....................  $11.72183    $12.59428           0
   1/1/2007 to 12/31/2007.....................  $12.59428    $14.42204           0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03058    $10.49152           0
   1/1/2006 to 12/31/2006.....................  $10.49152    $11.56036           0
   1/1/2007 to 12/31/2007.....................  $11.56036    $12.05409           0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.07379    $11.96474           0
   1/1/2006 to 12/31/2006.....................  $11.96474    $11.65317           0
   1/1/2007 to 12/31/2007.....................  $11.65317    $13.16463           0

SP Technology Portfolio

   3/14/2005* to 4/29/2005....................  $10.04332    $ 9.59243           0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.92653    $11.27341           0
   1/1/2006 to 12/31/2006.....................  $11.27341    $13.37927           0
   1/1/2007 to 12/31/2007.....................  $13.37927    $15.67909           0

Evergreen Growth And Income Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

Evergreen VA Balanced Fund

   3/14/2005* to 4/15/2005....................         --           --          --

Evergreen VA Fundamental Large Cap Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

Evergreen VA Growth Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

Evergreen VA International Equity Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE CONTRACT W/ CREDIT (2.00)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
Evergreen VA Omega Fund

   3/14/2005* to 12/31/2005................................         --           --              --
   1/1/2006 to 12/31/2006..................................         --           --              --
   1/1/2007 to 12/31/2007..................................         --           --              --

Evergreen VA Special Values Fund

   3/14/2005* to 12/31/2005................................         --           --              --
   1/1/2006 to 12/31/2006..................................         --           --              --
   1/1/2007 to 12/31/2007..................................         --           --              --

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $ 9.99478               0
   1/1/2006 to 12/31/2006..................................  $ 9.99478    $11.33625         180,371
   1/1/2007 to 12/31/2007..................................  $11.33625    $12.17518         521,702

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09289    $11.68298               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07921    $10.28329               0
   1/1/2006 to 12/31/2006..................................  $10.28329    $12.23446          21,928
   1/1/2007 to 12/31/2007..................................  $12.23446    $11.56559         234,374

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05432    $10.23808               0
   1/1/2006 to 12/31/2006..................................  $10.23808    $11.77136           9,710
   1/1/2007 to 12/31/2007..................................  $11.77136    $12.13101         238,497

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04960    $11.29641               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04939    $10.37238               0
   1/1/2006 to 12/31/2006..................................  $10.37238    $11.45078           3,096
   1/1/2007 to 12/31/2007..................................  $11.45078    $11.45877          20,820

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06609    $10.30508               0
   1/1/2006 to 12/31/2006..................................  $10.30508    $11.80673          17,847
   1/1/2007 to 12/31/2007..................................  $11.80673    $11.56160          34,485

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04154    $10.28803               0
   1/1/2006 to 12/31/2006..................................  $10.28803    $11.06202          21,122
   1/1/2007 to 12/31/2007..................................  $11.06202    $11.81124          72,333

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.01475         145,483
   1/1/2006 to 12/31/2006..................................  $10.01475    $10.97421       2,964,674
   1/1/2007 to 12/31/2007..................................  $10.97421    $11.74849       4,498,823

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.00476          81,150
   1/1/2006 to 12/31/2006..................................  $10.00476    $11.15035       3,020,338
   1/1/2007 to 12/31/2007..................................  $11.15035    $11.99410       4,800,837

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14661    $11.98449               0
   1/1/2006 to 12/31/2006..................................  $11.98449    $16.06675          14,159
   1/1/2007 to 12/31/2007..................................  $16.06675    $12.60975          76,450

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99837    $10.02475          55,714
   1/1/2006 to 12/31/2006..................................  $10.02475    $10.86648       1,046,570
   1/1/2007 to 12/31/2007..................................  $10.86648    $11.61914       1,857,184

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08443    $10.68583               0
   1/1/2006 to 12/31/2006..................................  $10.68583    $12.75305          29,526
   1/1/2007 to 12/31/2007..................................  $12.75305    $12.64902         189,557

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE CONTRACT W/ CREDIT (2.00)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01084    $10.28365              0
   1/1/2006 to 12/31/2006......................  $10.28365    $10.86446         18,875
   1/1/2007 to 12/31/2007......................  $10.86446    $12.64347         24,119

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04521    $ 9.98999              0
   1/1/2006 to 12/31/2006......................  $ 9.98999    $11.74897          6,057
   1/1/2007 to 12/31/2007......................  $11.74897    $ 9.47088         57,788

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99837    $10.92849              0
   1/1/2006 to 12/31/2006......................  $10.92849    $12.09814          7,642
   1/1/2007 to 12/31/2007......................  $12.09814    $13.18937         21,648

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01493    $10.59416              0
   1/1/2006 to 12/31/2006......................  $10.59416    $11.54409         16,048
   1/1/2007 to 12/31/2007......................  $11.54409    $11.53629        128,261

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03254    $10.72971              0
   1/1/2006 to 12/31/2006......................  $10.72971    $11.57079          6,888
   1/1/2007 to 12/31/2007......................  $11.57079    $12.92987         16,007

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97632    $ 9.83138              0
   1/1/2006 to 12/31/2006......................  $ 9.83138    $10.63693         11,024
   1/1/2007 to 12/31/2007......................  $10.63693    $10.68590         18,825

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99837    $10.54976              0
   1/1/2006 to 12/31/2006......................  $10.54976    $10.99262         10,786
   1/1/2007 to 12/31/2007......................  $10.99262    $12.86093         31,283

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91340    $10.62393              0
   1/1/2006 to 12/31/2006......................  $10.62393    $12.79052         46,067
   1/1/2007 to 12/31/2007......................  $12.79052    $13.72201         88,420

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07678    $10.52787              0
   1/1/2006 to 12/31/2006......................  $10.52787    $12.22726         47,535
   1/1/2007 to 12/31/2007......................  $12.22726    $11.62816         52,330

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99837    $ 9.92247              0
   1/1/2006 to 12/31/2006......................  $ 9.92247    $10.68176         23,977
   1/1/2007 to 12/31/2007......................  $10.68176    $11.10865         99,091

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12576    $10.87333              0
   1/1/2006 to 12/31/2006......................  $10.87333    $11.43214         74,326
   1/1/2007 to 12/31/2007......................  $11.43214    $12.88395        154,005

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96577    $10.44900              0
   1/1/2006 to 12/31/2006......................  $10.44900    $12.73424         16,129
   1/1/2007 to 12/31/2007......................  $12.73424    $13.65679         42,636

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03644    $10.72987              0
   1/1/2006 to 12/31/2006......................  $10.72987    $11.53646          6,886
   1/1/2007 to 12/31/2007......................  $11.53646    $13.01784         49,895

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06454    $10.32446              0
   1/1/2006 to 12/31/2006......................  $10.32446    $11.56440          3,419
   1/1/2007 to 12/31/2007......................  $11.56440    $11.64848         15,255

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05527    $11.30484              0
   1/1/2006 to 12/31/2006......................  $11.30484    $12.64173         11,584
   1/1/2007 to 12/31/2007......................  $12.64173    $15.14430        113,400

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE CONTRACT W/ CREDIT (2.00)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02148    $10.85515              0
   1/1/2006 to 12/31/2006..............................  $10.85515    $11.78698         22,317
   1/1/2007 to 12/31/2007..............................  $11.78698    $11.92093         51,226

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99837    $10.02962              0
   1/1/2006 to 12/31/2006..............................  $10.02962    $10.20929          4,598
   1/1/2007 to 12/31/2007..............................  $10.20929    $10.68853         21,760

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99837    $10.03474         15,227
   1/1/2006 to 12/31/2006..............................  $10.03474    $10.62171        193,286
   1/1/2007 to 12/31/2007..............................  $10.62171    $11.32027        462,408

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04818    $10.61759              0
   1/1/2006 to 12/31/2006..............................  $10.61759    $12.49653         27,594
   1/1/2007 to 12/31/2007..............................  $12.49653    $11.56307         69,073

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02819    $10.32700              0
   1/1/2006 to 12/31/2006..............................  $10.32700    $11.38999         21,370
   1/1/2007 to 12/31/2007..............................  $11.38999    $11.87148        806,006

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94891    $ 9.42345              0
   1/1/2006 to 12/31/2006..............................  $ 9.42345    $ 9.81863         16,376
   1/1/2007 to 12/31/2007..............................  $ 9.81863    $10.55353         35,653

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00237    $11.70665              0
   1/1/2006 to 12/31/2006..............................  $11.70665    $13.29851         13,035
   1/1/2007 to 12/31/2007..............................  $13.29851    $18.31759         35,052

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88054    $12.02867              0
   1/1/2006 to 12/31/2006..............................  $12.02867    $15.87099              0
   1/1/2007 to 12/31/2007..............................  $15.87099    $22.32787              0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04431    $10.36746              0
   1/1/2006 to 12/31/2006..............................  $10.36746    $11.29630              0
   1/1/2007 to 12/31/2007..............................  $11.29630    $12.71215              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99837    $10.63315        261,327
   1/1/2007 to 12/31/2007..............................  $10.63315    $11.41460        877,204

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99837    $10.45581        171,825
   1/1/2007 to 12/31/2007..............................  $10.45581    $11.42010        733,717

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99837    $10.55436        156,541
   1/1/2007 to 12/31/2007..............................  $10.55436    $11.23166        409,967

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99837    $ 9.97564          2,546

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.10)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06169    $11.77848               0
   1/1/2006 to 12/31/2006......................  $11.77848    $11.74310               0
   1/1/2007 to 12/31/2007......................  $11.74310    $12.88032               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04807    $11.06630               0
   1/1/2006 to 12/31/2006......................  $11.06630    $12.20172               0
   1/1/2007 to 12/31/2007......................  $12.20172    $13.06360               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98624    $11.30360               0
   1/1/2006 to 12/31/2006......................  $11.30360    $13.24717               0
   1/1/2007 to 12/31/2007......................  $13.24717    $14.33271               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $10.00016    $10.07977               0
   1/1/2006 to 12/31/2006......................  $10.07977    $10.34198               0
   1/1/2007 to 12/31/2007......................  $10.34198    $10.64049               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05621    $10.34960               0
   1/1/2006 to 12/31/2006......................  $10.34960    $11.71314               0
   1/1/2007 to 12/31/2007......................  $11.71314    $12.05572               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03757    $11.22469               0
   1/1/2006 to 12/31/2006......................  $11.22469    $13.18650               0
   1/1/2007 to 12/31/2007......................  $13.18650    $13.32560               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03196    $10.95023               0
   1/1/2006 to 12/31/2006......................  $10.95023    $12.25646               0
   1/1/2007 to 12/31/2007......................  $12.25646    $13.10730               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06891    $ 9.48442               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02525    $10.20591               0
   1/1/2006 to 12/31/2006......................  $10.20591    $11.60101               0
   1/1/2007 to 12/31/2007......................  $11.60101    $12.25016               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03024    $12.09646               0
   1/1/2006 to 12/31/2006......................  $12.09646    $12.54878               0
   1/1/2007 to 12/31/2007......................  $12.54878    $13.29826               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01721    $10.64178       7,858,501
   1/1/2006 to 12/31/2006......................  $10.64178    $11.53767       7,610,894
   1/1/2007 to 12/31/2007......................  $11.53767    $12.35558       6,583,606

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00726    $10.47083       2,895,492
   1/1/2006 to 12/31/2006......................  $10.47083    $11.14515       3,032,219
   1/1/2007 to 12/31/2007......................  $11.14515    $11.93943       2,722,372

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02517    $10.59636               0
   1/1/2006 to 12/31/2006......................  $10.59636    $11.93825               0
   1/1/2007 to 12/31/2007......................  $11.93825    $12.22724               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05739    $10.47679               0
   1/1/2006 to 12/31/2006......................  $10.47679    $11.76027               0
   1/1/2007 to 12/31/2007......................  $11.76027    $11.09943               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02909    $10.80856       7,285,709
   1/1/2006 to 12/31/2006......................  $10.80856    $11.95095       7,286,486
   1/1/2007 to 12/31/2007......................  $11.95095    $12.78404       6,336,752

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.10)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005...................  $10.07588    $10.45142           0
   1/1/2006 to 12/31/2006.....................  $10.45142    $12.12809           0
   1/1/2007 to 12/31/2007.....................  $12.12809    $11.54158           0

SP International Value Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.91227    $10.63478           0
   1/1/2006 to 12/31/2006.....................  $10.63478    $13.44746           0
   1/1/2007 to 12/31/2007.....................  $13.44746    $15.55111           0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005....................  $10.05610    $ 9.60473           0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.02837    $10.66235           0
   1/1/2006 to 12/31/2006.....................  $10.66235    $10.24070           0
   1/1/2007 to 12/31/2007.....................  $10.24070    $11.65463           0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.98903    $10.10720           0
   1/1/2006 to 12/31/2006.....................  $10.10720    $10.84110           0
   1/1/2007 to 12/31/2007.....................  $10.84110    $11.02023           0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.99829    $10.13831           0
   1/1/2006 to 12/31/2006.....................  $10.13831    $10.29556           0
   1/1/2007 to 12/31/2007.....................  $10.29556    $11.03483           0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03589    $11.71262           0
   1/1/2006 to 12/31/2006.....................  $11.71262    $12.57208           0
   1/1/2007 to 12/31/2007.....................  $12.57208    $14.38246           0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03050    $10.48333           0
   1/1/2006 to 12/31/2006.....................  $10.48333    $11.54014           0
   1/1/2007 to 12/31/2007.....................  $11.54014    $12.02119           0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.07371    $11.95534           0
   1/1/2006 to 12/31/2006.....................  $11.95534    $11.63275           0
   1/1/2007 to 12/31/2007.....................  $11.63275    $13.12855           0

SP Technology Portfolio

   3/14/2005* to 4/29/2005....................  $10.04324    $ 9.59118           0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.92645    $11.26453           0
   1/1/2006 to 12/31/2006.....................  $11.26453    $13.35573           0
   1/1/2007 to 12/31/2007.....................  $13.35573    $15.63607           0

Evergreen Growth And Income Fund

   3/14/2005* to 4/15/2005....................  $10.04484    $ 9.43568           0

Evergreen VA Balanced Fund

   3/14/2005* to 12/31/2005...................  $10.02764    $10.43776           0
   1/1/2006 to 12/31/2006.....................  $10.43776    $11.23051           0
   1/1/2007 to 12/31/2007.....................  $11.23051    $11.73331           0

Evergreen VA Fundamental Large Cap Fund

   3/14/2005* to 12/31/2005...................  $10.03996    $10.56710           0
   1/1/2006 to 12/31/2006.....................  $10.56710    $11.66197           0
   1/1/2007 to 12/31/2007.....................  $11.66197    $12.36770           0

Evergreen VA Growth Fund

   3/14/2005* to 12/31/2005...................  $10.02790    $10.70035           0
   1/1/2006 to 12/31/2006.....................  $10.70035    $11.63746           0
   1/1/2007 to 12/31/2007.....................  $11.63746    $12.65566           0

Evergreen VA International Equity Fund

   3/14/2005* to 12/31/2005...................  $ 9.89928    $10.96404           0
   1/1/2006 to 12/31/2006.....................  $10.96404    $13.22646           0
   1/1/2007 to 12/31/2007.....................  $13.22646    $14.89605           0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.10)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
Evergreen VA Omega Fund

   3/14/2005* to 12/31/2005................................  $10.01747    $10.57820               0
   1/1/2006 to 12/31/2006..................................  $10.57820    $10.98451               0
   1/1/2007 to 12/31/2007..................................  $10.98451    $12.04407               0

Evergreen VA Special Values Fund

   3/14/2005* to 12/31/2005................................  $10.04628    $10.65735               0
   1/1/2006 to 12/31/2006..................................  $10.65735    $12.68813               0
   1/1/2007 to 12/31/2007..................................  $12.68813    $11.49154               0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99829    $ 9.99403               0
   1/1/2006 to 12/31/2006..................................  $ 9.99403    $11.32444               0
   1/1/2007 to 12/31/2007..................................  $11.32444    $12.15039               0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09281    $11.67471               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07913    $10.27514               0
   1/1/2006 to 12/31/2006..................................  $10.27514    $12.21281               0
   1/1/2007 to 12/31/2007..................................  $12.21281    $11.53367               0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05424    $10.23004               0
   1/1/2006 to 12/31/2006..................................  $10.23004    $11.75065               0
   1/1/2007 to 12/31/2007..................................  $11.75065    $12.09783               0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04952    $11.28823               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04931    $10.36410               0
   1/1/2006 to 12/31/2006..................................  $10.36410    $11.43057               0
   1/1/2007 to 12/31/2007..................................  $11.43057    $11.42738               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06601    $10.29700               0
   1/1/2006 to 12/31/2006..................................  $10.29700    $11.78602               0
   1/1/2007 to 12/31/2007..................................  $11.78602    $11.53005               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04146    $10.27989               0
   1/1/2006 to 12/31/2006..................................  $10.27989    $11.04245               0
   1/1/2007 to 12/31/2007..................................  $11.04245    $11.77871          93,492

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99829    $10.01400         424,644
   1/1/2006 to 12/31/2006..................................  $10.01400    $10.96256       9,081,958
   1/1/2007 to 12/31/2007..................................  $10.96256    $11.72459      12,892,577

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99829    $10.00402         443,861
   1/1/2006 to 12/31/2006..................................  $10.00402    $11.13864      10,685,211
   1/1/2007 to 12/31/2007..................................  $11.13864    $11.96972      19,352,529

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14653    $11.97504               0
   1/1/2006 to 12/31/2006..................................  $11.97504    $16.03849               0
   1/1/2007 to 12/31/2007..................................  $16.03849    $12.57515               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99829    $10.02399         204,221
   1/1/2006 to 12/31/2006..................................  $10.02399    $10.85494       2,735,555
   1/1/2007 to 12/31/2007..................................  $10.85494    $11.59528       4,054,872

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08435    $10.67741               0
   1/1/2006 to 12/31/2006..................................  $10.67741    $12.73070               0
   1/1/2007 to 12/31/2007..................................  $12.73070    $12.61442               0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.10)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01076    $10.27555              0
   1/1/2006 to 12/31/2006......................  $10.27555    $10.84539              0
   1/1/2007 to 12/31/2007......................  $10.84539    $12.60892              0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04513    $ 9.98209              0
   1/1/2006 to 12/31/2006......................  $ 9.98209    $11.72822              0
   1/1/2007 to 12/31/2007......................  $11.72822    $ 9.44487              0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99829    $10.92003              0
   1/1/2006 to 12/31/2006......................  $10.92003    $12.07703              0
   1/1/2007 to 12/31/2007......................  $12.07703    $13.15347              0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01485    $10.58587              0
   1/1/2006 to 12/31/2006......................  $10.58587    $11.52382              0
   1/1/2007 to 12/31/2007......................  $11.52382    $11.50472        414,208

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03245    $10.72123              0
   1/1/2006 to 12/31/2006......................  $10.72123    $11.55044              0
   1/1/2007 to 12/31/2007......................  $11.55044    $12.89443              0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97624    $ 9.82358              0
   1/1/2006 to 12/31/2006......................  $ 9.82358    $10.61807              0
   1/1/2007 to 12/31/2007......................  $10.61807    $10.65661              0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99829    $10.54142              0
   1/1/2006 to 12/31/2006......................  $10.54142    $10.97316              0
   1/1/2007 to 12/31/2007......................  $10.97316    $12.82556              0

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91332    $10.61555              0
   1/1/2006 to 12/31/2006......................  $10.61555    $12.76794              0
   1/1/2007 to 12/31/2007......................  $12.76794    $13.68437              0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07670    $10.51960              0
   1/1/2006 to 12/31/2006......................  $10.51960    $12.20570              0
   1/1/2007 to 12/31/2007......................  $12.20570    $11.59635              0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99829    $ 9.91460              0
   1/1/2006 to 12/31/2006......................  $ 9.91460    $10.66276              0
   1/1/2007 to 12/31/2007......................  $10.66276    $11.07795              0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12568    $10.86478              0
   1/1/2006 to 12/31/2006......................  $10.86478    $11.41196              0
   1/1/2007 to 12/31/2007......................  $11.41196    $12.84853              0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96569    $10.44078              0
   1/1/2006 to 12/31/2006......................  $10.44078    $12.71184              0
   1/1/2007 to 12/31/2007......................  $12.71184    $13.61948              0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03636    $10.72141              0
   1/1/2006 to 12/31/2006......................  $10.72141    $11.51619              0
   1/1/2007 to 12/31/2007......................  $11.51619    $12.98213              0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06446    $10.31638              0
   1/1/2006 to 12/31/2006......................  $10.31638    $11.54398              0
   1/1/2007 to 12/31/2007......................  $11.54398    $11.61648              0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05519    $11.29605              0
   1/1/2006 to 12/31/2006......................  $11.29605    $12.61948              0
   1/1/2007 to 12/31/2007......................  $12.61948    $15.10271              0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.10)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02140    $10.84658               0
   1/1/2006 to 12/31/2006..............................  $10.84658    $11.76632               0
   1/1/2007 to 12/31/2007..............................  $11.76632    $11.88823               0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99829    $10.02151               0
   1/1/2006 to 12/31/2006..............................  $10.02151    $10.19107               0
   1/1/2007 to 12/31/2007..............................  $10.19107    $10.65907               0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99829    $10.03401          10,898
   1/1/2006 to 12/31/2006..............................  $10.03401    $10.61053         536,800
   1/1/2007 to 12/31/2007..............................  $10.61053    $11.29724       1,480,087

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04810    $10.60928               0
   1/1/2006 to 12/31/2006..............................  $10.60928    $12.47456               0
   1/1/2007 to 12/31/2007..............................  $12.47456    $11.53147               0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02811    $10.31884               0
   1/1/2006 to 12/31/2006..............................  $10.31884    $11.36989          33,714
   1/1/2007 to 12/31/2007..............................  $11.36989    $11.83890       1,256,901

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94883    $ 9.41604               0
   1/1/2006 to 12/31/2006..............................  $ 9.41604    $ 9.80134               0
   1/1/2007 to 12/31/2007..............................  $ 9.80134    $10.52457               0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00229    $11.69746               0
   1/1/2006 to 12/31/2006..............................  $11.69746    $13.27510               0
   1/1/2007 to 12/31/2007..............................  $13.27510    $18.26734               0

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88046    $12.01913               0
   1/1/2006 to 12/31/2006..............................  $12.01913    $15.84297               0
   1/1/2007 to 12/31/2007..............................  $15.84297    $22.26650               0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04423    $10.35921               0
   1/1/2006 to 12/31/2006..............................  $10.35921    $11.27622               0
   1/1/2007 to 12/31/2007..............................  $11.27622    $12.67713               0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99829    $10.62496       1,362,866
   1/1/2007 to 12/31/2007..............................  $10.62496    $11.39463       4,907,526

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99829    $10.44781       1,090,138
   1/1/2007 to 12/31/2007..............................  $10.44781    $11.40006       4,097,128

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99829    $10.54620         689,232
   1/1/2007 to 12/31/2007..............................  $10.54620    $11.21183       2,178,272

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99829    $ 9.97440               0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, SPOUSAL LIFETIME FIVE, CONTRACT
                               W/O CREDIT (2.15)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/20/2006* to 12/31/2006....................  $11.88841    $11.73273              0
   1/1/2007 to 12/31/2007......................  $11.73273    $12.86249              0

Prudential Equity Portfolio

   3/20/2006* to 12/31/2006....................  $11.40949    $12.19114              0
   1/1/2007 to 12/31/2007......................  $12.19114    $13.04584              0

Prudential Global Portfolio

   3/20/2006* to 12/31/2006....................  $12.10053    $13.23541              0
   1/1/2007 to 12/31/2007......................  $13.23541    $14.31282              0

Prudential Money Market Portfolio

   3/20/2006* to 12/31/2006....................  $10.11850    $10.33276              0
   1/1/2007 to 12/31/2007......................  $10.33276    $10.62579              0

Prudential Stock Index Portfolio

   3/20/2006* to 12/31/2006....................  $10.80837    $11.70282              0
   1/1/2007 to 12/31/2007......................  $11.70282    $12.03913              0

Prudential Value Portfolio

   3/20/2006* to 12/31/2006....................  $11.89910    $13.17486              0
   1/1/2007 to 12/31/2007......................  $13.17486    $13.30740              0

SP Aggressive Growth Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $11.50530    $12.24570              0
   1/1/2007 to 12/31/2007......................  $12.24570    $13.08927              0

SP AIM Core Equity Portfolio

   3/20/2006* to 12/31/2006....................  $10.73105    $11.59071              0
   1/1/2007 to 12/31/2007......................  $11.59071    $12.23309              0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/20/2006* to 12/31/2006....................  $12.33817    $12.53774              0
   1/1/2007 to 12/31/2007......................  $12.53774    $13.28001              0

SP Balanced Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $10.98170    $11.52748         50,798
   1/1/2007 to 12/31/2007......................  $11.52748    $12.33867         47,935

SP Conservative Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $10.70938    $11.13523              0
   1/1/2007 to 12/31/2007......................  $11.13523    $11.92289              0

SP Davis Value Portfolio

   3/20/2006* to 12/31/2006....................  $10.89279    $11.92766              0
   1/1/2007 to 12/31/2007......................  $11.92766    $12.21033              0

SP Small-Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $11.18636    $11.74999              0
   1/1/2007 to 12/31/2007......................  $11.74999    $11.08430              0

SP Growth Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $11.27029    $11.94044        177,365
   1/1/2007 to 12/31/2007......................  $11.94044    $12.76657        167,850

SP Large Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $10.93528    $12.11744              0
   1/1/2007 to 12/31/2007......................  $12.11744    $11.52585              0

SP International Value Portfolio

   3/20/2006* to 12/31/2006....................  $11.85051    $13.43558              0
   1/1/2007 to 12/31/2007......................  $13.43558    $15.52971              0

SP Mid Cap Growth Portfolio

   3/20/2006* to 12/31/2006....................  $11.15286    $10.23153              0
   1/1/2007 to 12/31/2007......................  $10.23153    $11.63836              0

SP PIMCO High Yield Portfolio

   3/20/2006* to 12/31/2006....................  $10.31969    $10.83170              0
   1/1/2007 to 12/31/2007......................  $10.83170    $11.00530              0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, SPOUSAL LIFETIME FIVE, CONTRACT
                               W/O CREDIT (2.15)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
SP PIMCO Total Return Portfolio

   3/20/2006* to 12/31/2006................................  $10.12763    $10.28658               0
   1/1/2007 to 12/31/2007..................................  $10.28658    $11.01980               0

SP Prudential U.S. Emerging Growth Portfolio

   3/20/2006* to 12/31/2006................................  $12.45109    $12.56102               0
   1/1/2007 to 12/31/2007..................................  $12.56102    $14.36274               0

SP Small Cap Growth Portfolio

   3/20/2006* to 12/31/2006................................  $11.34437    $11.52995               0
   1/1/2007 to 12/31/2007..................................  $11.52995    $12.00476               0

SP Strategic Partners Focused Growth Portfolio

   3/20/2006* to 12/31/2006................................  $11.98996    $11.62227               0
   1/1/2007 to 12/31/2007..................................  $11.62227    $13.11030               0

SP International Growth Portfolio

   3/20/2006* to 12/31/2006................................  $12.16096    $13.34386               0
   1/1/2007 to 12/31/2007..................................  $13.34386    $15.61453               0

Evergreen VA Balanced Fund

   3/20/2006* to 12/31/2006................................  $10.73580    $11.22036               0
   1/1/2007 to 12/31/2007..................................  $11.22036    $11.71700               0

Evergreen VA Fundamental Large Cap Fund

   3/20/2006* to 12/31/2006................................  $11.04978    $11.65183               0
   1/1/2007 to 12/31/2007..................................  $11.65183    $12.35090               0

Evergreen VA Growth Fund

   3/20/2006* to 12/31/2006................................  $11.83662    $11.62721               0
   1/1/2007 to 12/31/2007..................................  $11.62721    $12.63823               0

Evergreen VA International Equity Fund

   3/20/2006* to 12/31/2006................................  $11.83699    $13.21467               0
   1/1/2007 to 12/31/2007..................................  $13.21467    $14.87543               0

Evergreen VA Omega Fund

   3/20/2006* to 12/31/2006................................  $10.95102    $10.97470               0
   1/1/2007 to 12/31/2007..................................  $10.97470    $12.02743               0

Evergreen VA Special Values Fund

   3/20/2006* to 12/31/2006................................  $11.57876    $12.67685               0
   1/1/2007 to 12/31/2007..................................  $12.67685    $11.47566               0

AST Aggressive Asset Allocation Portfolio

   3/20/2006* to 12/31/2006................................  $10.53350    $11.31844               0
   1/1/2007 to 12/31/2007..................................  $11.31844    $12.13812               0

AST Alliance Bernstein Core Value Portfolio

   3/20/2006* to 12/31/2006................................  $10.81384    $12.20210               0
   1/1/2007 to 12/31/2007..................................  $12.20210    $11.51791               0

AST Alliance Bernstein Growth & Income Portfolio

   3/20/2006* to 12/31/2006................................  $10.61894    $11.74026               0
   1/1/2007 to 12/31/2007..................................  $11.74026    $12.08115               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/20/2006* to 12/31/2006................................  $10.65705    $11.42056               0
   1/1/2007 to 12/31/2007..................................  $11.42056    $11.41173               0

AST American Century Income & Growth Portfolio

   3/20/2006* to 12/31/2006................................  $10.63080    $11.77553               0
   1/1/2007 to 12/31/2007..................................  $11.77553    $11.51406               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/20/2006* to 12/31/2006................................  $10.46203    $11.03272               0
   1/1/2007 to 12/31/2007..................................  $11.03272    $11.76249         253,263

AST Balanced Asset Allocation Portfolio

   3/20/2006* to 12/31/2006................................  $10.37453    $10.95680       4,005,886
   1/1/2007 to 12/31/2007..................................  $10.95680    $11.71266      12,685,306

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, SPOUSAL LIFETIME FIVE, CONTRACT
                               W/O CREDIT (2.15)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Capital Growth Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $10.45404    $11.13289       4,496,419
   1/1/2007 to 12/31/2007......................  $11.13289    $11.95767      16,419,372

AST Cohen & Steers Realty Portfolio

   3/20/2006* to 12/31/2006....................  $13.70761    $16.02423               0
   1/1/2007 to 12/31/2007......................  $16.02423    $12.55783               0

AST Conservative Asset Allocation Portfolio

   3/20/2006* to 12/31/2006....................  $10.33478    $10.84933       1,407,551
   1/1/2007 to 12/31/2007......................  $10.84933    $11.58366       5,234,843

AST DeAm Large-Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $11.40571    $12.71928               0
   1/1/2007 to 12/31/2007......................  $12.71928    $12.59690               0

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/20/2006* to 12/31/2006....................  $11.29745    $10.83586               0
   1/1/2007 to 12/31/2007......................  $10.83586    $12.59164               0

AST DeAm Small-Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $10.85060    $11.71792               0
   1/1/2007 to 12/31/2007......................  $11.71792    $ 9.43198               0

AST Federated Aggressive Growth Portfolio

   3/20/2006* to 12/31/2006....................  $12.01149    $12.06616               0
   1/1/2007 to 12/31/2007......................  $12.06616    $13.13512               0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/20/2006* to 12/31/2006....................  $10.92259    $11.51373               0
   1/1/2007 to 12/31/2007......................  $11.51373    $11.48901         666,826

AST Goldman Sachs Concentrated Growth Portfolio

   3/20/2006* to 12/31/2006....................  $11.24816    $11.54033               0
   1/1/2007 to 12/31/2007......................  $11.54033    $12.87688               0

AST High Yield Portfolio

   3/20/2006* to 12/31/2006....................  $10.01628    $10.60878               0
   1/1/2007 to 12/31/2007......................  $10.60878    $10.64201               0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/20/2006* to 12/31/2006....................  $11.07849    $10.96352               0
   1/1/2007 to 12/31/2007......................  $10.96352    $12.80795               0

AST JPMorgan International Equity Portfolio

   3/20/2006* to 12/31/2006....................  $11.62916    $12.75684               0
   1/1/2007 to 12/31/2007......................  $12.75684    $13.66576               0

AST Large-Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $11.00244    $12.19503               0
   1/1/2007 to 12/31/2007......................  $12.19503    $11.58035               0

AST Lord Abbett Bond-Debenture Portfolio

   3/20/2006* to 12/31/2006....................  $10.12588    $10.65342               0
   1/1/2007 to 12/31/2007......................  $10.65342    $11.06283               0

AST Marsico Capital Growth Portfolio

   3/20/2006* to 12/31/2006....................  $11.22950    $11.40202               0
   1/1/2007 to 12/31/2007......................  $11.40202    $12.83108               0

AST MFS Global Equity Portfolio

   3/20/2006* to 12/31/2006....................  $11.22332    $12.70063               0
   1/1/2007 to 12/31/2007......................  $12.70063    $13.60069               0

AST MFS Growth Portfolio

   3/20/2006* to 12/31/2006....................  $11.15169    $11.50591               0
   1/1/2007 to 12/31/2007......................  $11.50591    $12.96421               0

AST Mid-Cap Value Portfolio

   3/20/2006* to 12/31/2006....................  $10.98005    $11.53375               0
   1/1/2007 to 12/31/2007......................  $11.53375    $11.60037               0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/20/2006* to 12/31/2006....................  $12.13680    $12.60819               0
   1/1/2007 to 12/31/2007......................  $12.60819    $15.08190               0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

 ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, SPOUSAL LIFETIME FIVE, CONTRACT
                               W/O CREDIT (2.15)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Value Portfolio

   3/20/2006* to 12/31/2006............................  $11.28573    $11.75586               0
   1/1/2007 to 12/31/2007..............................  $11.75586    $11.87182               0

AST PIMCO Limited Maturity Bond Portfolio

   3/20/2006* to 12/31/2006............................  $10.04661    $10.18235               0
   1/1/2007 to 12/31/2007..............................  $10.18235    $10.64459               0

AST Preservation Asset Allocation Portfolio

   3/20/2006* to 12/31/2006............................  $10.23542    $10.60497         535,175
   1/1/2007 to 12/31/2007..............................  $10.60497    $11.28575       1,344,079

AST Small-Cap Value Portfolio

   3/20/2006* to 12/31/2006............................  $11.59904    $12.46359               0
   1/1/2007 to 12/31/2007..............................  $12.46359    $11.51553               0

AST T. Rowe Price Asset Allocation Portfolio

   3/20/2006* to 12/31/2006............................  $10.65900    $11.35981          40,367
   1/1/2007 to 12/31/2007..............................  $11.35981    $11.82256       2,111,934

AST T. Rowe Price Global Bond Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.45703    $ 9.79265               0
   1/1/2007 to 12/31/2007..............................  $ 9.79265    $10.51014               0

AST T. Rowe Price Natural Resources Portfolio

   3/20/2006* to 12/31/2006............................  $12.23641    $13.26331               0
   1/1/2007 to 12/31/2007..............................  $13.26331    $18.24214               0

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/20/2006* to 12/31/2006............................  $13.50729    $15.82895               0
   1/1/2007 to 12/31/2007..............................  $15.82895    $22.23591               0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/20/2006* to 12/31/2006............................  $10.87215    $11.26640               0
   1/1/2007 to 12/31/2007..............................  $11.26640    $12.65979               0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99825    $10.62093       1,210,894
   1/1/2007 to 12/31/2007..............................  $10.62093    $11.38468       4,044,715

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99825    $10.44382         814,698
   1/1/2007 to 12/31/2007..............................  $10.44382    $11.39013       3,857,971

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99825    $10.54213         662,361
   1/1/2007 to 12/31/2007..............................  $10.54213    $11.20213       2,542,989

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99825    $ 9.97382               0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: ROLL UP OR STEP-UP, LIFETIME FIVE, CONTRACT W/O CREDIT (2.25) OR Base Death Benefit, Spousal Lifetime Five, Contract With
                                Credit (2.25)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06157    $11.76453               0
   1/1/2006 to 12/31/2006......................  $11.76453    $11.71202               0
   1/1/2007 to 12/31/2007......................  $11.71202    $12.82729               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04794    $11.05333               0
   1/1/2006 to 12/31/2006......................  $11.05333    $12.16962               0
   1/1/2007 to 12/31/2007......................  $12.16962    $13.00996               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98612    $11.29015               0
   1/1/2006 to 12/31/2006......................  $11.29015    $13.21211               0
   1/1/2007 to 12/31/2007......................  $13.21211    $14.27363               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $10.00004    $10.06787               0
   1/1/2006 to 12/31/2006......................  $10.06787    $10.31466               0
   1/1/2007 to 12/31/2007......................  $10.31466    $10.59677               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05609    $10.33742               0
   1/1/2006 to 12/31/2006......................  $10.33742    $11.68222               0
   1/1/2007 to 12/31/2007......................  $11.68222    $12.00618               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03744    $11.21151               0
   1/1/2006 to 12/31/2006......................  $11.21151    $13.15175               0
   1/1/2007 to 12/31/2007......................  $13.15175    $13.27093               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03184    $10.93736               0
   1/1/2006 to 12/31/2006......................  $10.93736    $12.22411               0
   1/1/2007 to 12/31/2007......................  $12.22411    $13.05341               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06879    $ 9.48254               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02513    $10.19391               0
   1/1/2006 to 12/31/2006......................  $10.19391    $11.57046               0
   1/1/2007 to 12/31/2007......................  $11.57046    $12.19975               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03012    $12.08212               0
   1/1/2006 to 12/31/2006......................  $12.08212    $12.51556               0
   1/1/2007 to 12/31/2007......................  $12.51556    $13.24360               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01709    $10.62927       3,048,659
   1/1/2006 to 12/31/2006......................  $10.62927    $11.50730       3,014,811
   1/1/2007 to 12/31/2007......................  $11.50730    $12.30496       2,842,825

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00714    $10.45845       1,271,391
   1/1/2006 to 12/31/2006......................  $10.45845    $11.11563       1,261,924
   1/1/2007 to 12/31/2007......................  $11.11563    $11.89024       1,228,812

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02505    $10.58382               0
   1/1/2006 to 12/31/2006......................  $10.58382    $11.90666               0
   1/1/2007 to 12/31/2007......................  $11.90666    $12.17684               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05726    $10.46444               0
   1/1/2006 to 12/31/2006......................  $10.46444    $11.72928               0
   1/1/2007 to 12/31/2007......................  $11.72928    $11.05381               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02897    $10.79578       2,406,510
   1/1/2006 to 12/31/2006......................  $10.79578    $11.91941       2,308,601
   1/1/2007 to 12/31/2007......................  $11.91941    $12.73148       1,968,095

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: ROLL UP OR STEP-UP, LIFETIME FIVE, CONTRACT W/O CREDIT (2.25) OR Base Death Benefit, Spousal Lifetime Five, Contract With
                                Credit (2.25)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005...................  $10.07576    $10.43901           0
   1/1/2006 to 12/31/2006.....................  $10.43901    $12.09601           0
   1/1/2007 to 12/31/2007.....................  $12.09601    $11.49407           0

SP International Value Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.91215    $10.62225           0
   1/1/2006 to 12/31/2006.....................  $10.62225    $13.41201           0
   1/1/2007 to 12/31/2007.....................  $13.41201    $15.48730           0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005....................  $10.05597    $ 9.60285           0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.02825    $10.64972           0
   1/1/2006 to 12/31/2006.....................  $10.64972    $10.21357           0
   1/1/2007 to 12/31/2007.....................  $10.21357    $11.60666           0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.98891    $10.09534           0
   1/1/2006 to 12/31/2006.....................  $10.09534    $10.81267           0
   1/1/2007 to 12/31/2007.....................  $10.81267    $10.97513           0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.99817    $10.12642           0
   1/1/2006 to 12/31/2006.....................  $10.12642    $10.26839           0
   1/1/2007 to 12/31/2007.....................  $10.26839    $10.98964           0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03577    $11.69877           0
   1/1/2006 to 12/31/2006.....................  $11.69877    $12.53876           0
   1/1/2007 to 12/31/2007.....................  $12.53876    $14.32317           0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03038    $10.47093           0
   1/1/2006 to 12/31/2006.....................  $10.47093    $11.50963           0
   1/1/2007 to 12/31/2007.....................  $11.50963    $11.97177           0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.07359    $11.94115           0
   1/1/2006 to 12/31/2006.....................  $11.94115    $11.60179           0
   1/1/2007 to 12/31/2007.....................  $11.60179    $13.07433           0

SP Technology Portfolio

   3/14/2005* to 4/29/2005....................  $10.04311    $ 9.58927           0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.92633    $11.25119           0
   1/1/2006 to 12/31/2006.....................  $11.25119    $13.32046           0
   1/1/2007 to 12/31/2007.....................  $13.32046    $15.57181           0

Evergreen Growth And Income Fund

   3/14/2005* to 4/15/2005....................  $10.04472    $ 9.43436           0

Evergreen VA Balanced Fund

   3/14/2005* to 12/31/2005...................  $10.02752    $10.42539           0
   1/1/2006 to 12/31/2006.....................  $10.42539    $11.20071           0
   1/1/2007 to 12/31/2007.....................  $11.20071    $11.68507           0

Evergreen VA Fundamental Large Cap Fund

   3/14/2005* to 12/31/2005...................  $10.03984    $10.55471           0
   1/1/2006 to 12/31/2006.....................  $10.55471    $11.63126           0
   1/1/2007 to 12/31/2007.....................  $11.63126    $12.31698           0

Evergreen VA Growth Fund

   3/14/2005* to 12/31/2005...................  $10.02778    $10.68775           0
   1/1/2006 to 12/31/2006.....................  $10.68775    $11.60677           0
   1/1/2007 to 12/31/2007.....................  $11.60677    $12.60370           0

Evergreen VA International Equity Fund

   3/14/2005* to 12/31/2005...................  $ 9.89916    $10.95103           0
   1/1/2006 to 12/31/2006.....................  $10.95103    $13.19144           0
   1/1/2007 to 12/31/2007.....................  $13.19144    $14.83475           0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: ROLL UP OR STEP-UP, LIFETIME FIVE, CONTRACT W/O CREDIT (2.25) OR Base Death Benefit, Spousal Lifetime Five, Contract With
                                Credit (2.25)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
Evergreen VA Omega Fund

   3/14/2005* to 12/31/2005................................  $10.01735    $10.56557               0
   1/1/2006 to 12/31/2006..................................  $10.56557    $10.95534               0
   1/1/2007 to 12/31/2007..................................  $10.95534    $11.99433               0

Evergreen VA Special Values Fund

   3/14/2005* to 12/31/2005................................  $10.04616    $10.64459               0
   1/1/2006 to 12/31/2006..................................  $10.64459    $12.65443               0
   1/1/2007 to 12/31/2007..................................  $12.65443    $11.44415               0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99817    $ 9.99292               0
   1/1/2006 to 12/31/2006..................................  $ 9.99292    $11.30662               0
   1/1/2007 to 12/31/2007..................................  $11.30662    $12.11353               0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09269    $11.66217               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07901    $10.26299               0
   1/1/2006 to 12/31/2006..................................  $10.26299    $12.18054               0
   1/1/2007 to 12/31/2007..................................  $12.18054    $11.48624               0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05412    $10.21788               0
   1/1/2006 to 12/31/2006..................................  $10.21788    $11.71945               0
   1/1/2007 to 12/31/2007..................................  $11.71945    $12.04791               0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04940    $11.27627               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04919    $10.35190               0
   1/1/2006 to 12/31/2006..................................  $10.35190    $11.40033               0
   1/1/2007 to 12/31/2007..................................  $11.40033    $11.38033               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06589    $10.28487               0
   1/1/2006 to 12/31/2006..................................  $10.28487    $11.75492               0
   1/1/2007 to 12/31/2007..................................  $11.75492    $11.48262               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04134    $10.26773               0
   1/1/2006 to 12/31/2006..................................  $10.26773    $11.01325               0
   1/1/2007 to 12/31/2007..................................  $11.01325    $11.73026          99,324

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99817    $10.01287         198,800
   1/1/2006 to 12/31/2006..................................  $10.01287    $10.94529       5,532,354
   1/1/2007 to 12/31/2007..................................  $10.94529    $11.68877       9,731,970

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99817    $10.00290         170,069
   1/1/2006 to 12/31/2006..................................  $10.00290    $11.12115       6,561,306
   1/1/2007 to 12/31/2007..................................  $11.12115    $11.93342      12,935,579

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14641    $11.96094               0
   1/1/2006 to 12/31/2006..................................  $11.96094    $15.99622               0
   1/1/2007 to 12/31/2007..................................  $15.99622    $12.52355               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99817    $10.02288          98,314
   1/1/2006 to 12/31/2006..................................  $10.02288    $10.83790       1,470,871
   1/1/2007 to 12/31/2007..................................  $10.83790    $11.56011       2,588,286

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08423    $10.66473               0
   1/1/2006 to 12/31/2006..................................  $10.66473    $12.69696               0
   1/1/2007 to 12/31/2007..................................  $12.69696    $12.56242               0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: ROLL UP OR STEP-UP, LIFETIME FIVE, CONTRACT W/O CREDIT (2.25) OR Base Death Benefit, Spousal Lifetime Five, Contract With
                                Credit (2.25)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01064    $10.26343              0
   1/1/2006 to 12/31/2006......................  $10.26343    $10.81666              0
   1/1/2007 to 12/31/2007......................  $10.81666    $12.55697              0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04501    $ 9.97024              0
   1/1/2006 to 12/31/2006......................  $ 9.97024    $11.69708              0
   1/1/2007 to 12/31/2007......................  $11.69708    $ 9.40579              0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99817    $10.90713              0
   1/1/2006 to 12/31/2006......................  $10.90713    $12.04505              0
   1/1/2007 to 12/31/2007......................  $12.04505    $13.09925              0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01473    $10.57333              0
   1/1/2006 to 12/31/2006......................  $10.57333    $11.49327              0
   1/1/2007 to 12/31/2007......................  $11.49327    $11.45739        301,914

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03233    $10.70854              0
   1/1/2006 to 12/31/2006......................  $10.70854    $11.51996              0
   1/1/2007 to 12/31/2007......................  $11.51996    $12.84145              0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97612    $ 9.81200              0
   1/1/2006 to 12/31/2006......................  $ 9.81200    $10.59002              0
   1/1/2007 to 12/31/2007......................  $10.59002    $10.61268              0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99817    $10.52897              0
   1/1/2006 to 12/31/2006......................  $10.52897    $10.94421              0
   1/1/2007 to 12/31/2007......................  $10.94421    $12.77287              0

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91320    $10.60308              0
   1/1/2006 to 12/31/2006......................  $10.60308    $12.73435              0
   1/1/2007 to 12/31/2007......................  $12.73435    $13.62815              0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07658    $10.50718              0
   1/1/2006 to 12/31/2006......................  $10.50718    $12.17354              0
   1/1/2007 to 12/31/2007......................  $12.17354    $11.54866              0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99817    $ 9.90289              0
   1/1/2006 to 12/31/2006......................  $ 9.90289    $10.63464              0
   1/1/2007 to 12/31/2007......................  $10.63464    $11.03240              0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12556    $10.85196              0
   1/1/2006 to 12/31/2006......................  $10.85196    $11.38185              0
   1/1/2007 to 12/31/2007......................  $11.38185    $12.79579              0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96557    $10.42837              0
   1/1/2006 to 12/31/2006......................  $10.42837    $12.67817              0
   1/1/2007 to 12/31/2007......................  $12.67817    $13.56337              0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03624    $10.70871              0
   1/1/2006 to 12/31/2006......................  $10.70871    $11.48567              0
   1/1/2007 to 12/31/2007......................  $11.48567    $12.92858              0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06434    $10.30414              0
   1/1/2006 to 12/31/2006......................  $10.30414    $11.51347              0
   1/1/2007 to 12/31/2007......................  $11.51347    $11.56862              0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05507    $11.28269              0
   1/1/2006 to 12/31/2006......................  $11.28269    $12.58620              0
   1/1/2007 to 12/31/2007......................  $12.58620    $15.04070              0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

   ACCUMULATION UNIT VALUES: ROLL UP OR STEP-UP, LIFETIME FIVE, CONTRACT W/O CREDIT (2.25) OR Base Death Benefit, Spousal Lifetime Five, Contract With
                                Credit (2.25)

                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                       AT BEGINNING    AT END    UNITS OUTSTANDING
                                                        OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                       ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005...........................  $10.02128    $10.83380               0
   1/1/2006 to 12/31/2006.............................  $10.83380    $11.73524               0
   1/1/2007 to 12/31/2007.............................  $11.73524    $11.83935               0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005...........................  $ 9.99817    $10.00975               0
   1/1/2006 to 12/31/2006.............................  $10.00975    $10.16415               0
   1/1/2007 to 12/31/2007.............................  $10.16415    $10.61523               0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005...........................  $ 9.99817    $10.03287           2,473
   1/1/2006 to 12/31/2006.............................  $10.03287    $10.59390         497,956
   1/1/2007 to 12/31/2007.............................  $10.59390    $11.26294       1,319,704

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005...........................  $10.04798    $10.59676               0
   1/1/2006 to 12/31/2006.............................  $10.59676    $12.44163               0
   1/1/2007 to 12/31/2007.............................  $12.44163    $11.48395               0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005...........................  $10.02799    $10.30670               0
   1/1/2006 to 12/31/2006.............................  $10.30670    $11.33991          13,042
   1/1/2007 to 12/31/2007.............................  $11.33991    $11.79020       1,168,970

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005...........................  $ 9.94871    $ 9.40496               0
   1/1/2006 to 12/31/2006.............................  $ 9.40496    $ 9.77542               0
   1/1/2007 to 12/31/2007.............................  $ 9.77542    $10.48123               0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005...........................  $10.00217    $11.68361               0
   1/1/2006 to 12/31/2006.............................  $11.68361    $13.23998               0
   1/1/2007 to 12/31/2007.............................  $13.23998    $18.19215               0

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005...........................  $ 9.88034    $12.00502               0
   1/1/2006 to 12/31/2006.............................  $12.00502    $15.80123               0
   1/1/2007 to 12/31/2007.............................  $15.80123    $22.17505               0

Janus Aspen Large Cap Growth Portfolio--Service Shares

   3/14/2005* to 12/31/2005...........................  $10.04411    $10.34696               0
   1/1/2006 to 12/31/2006.............................  $10.34696    $11.24645               0
   1/1/2007 to 12/31/2007.............................  $11.24645    $12.62494               0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006...........................  $ 9.99817    $10.61267         873,210
   1/1/2007 to 12/31/2007.............................  $10.61267    $11.36459       2,362,014

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006...........................  $ 9.99817    $10.43578         731,245
   1/1/2007 to 12/31/2007.............................  $10.43578    $11.37013       2,525,442

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006...........................  $ 9.99817    $10.53407         617,809
   1/1/2007 to 12/31/2007.............................  $10.53407    $11.18251       1,767,825

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007..........................  $ 9.99817    $ 9.97260               0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: ROLL UP OR STEP-UP, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.35)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06149    $11.75530               0
   1/1/2006 to 12/31/2006......................  $11.75530    $11.69148               0
   1/1/2007 to 12/31/2007......................  $11.69148    $12.79216               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04786    $11.04459               0
   1/1/2006 to 12/31/2006......................  $11.04459    $12.14826               0
   1/1/2007 to 12/31/2007......................  $12.14826    $12.97438               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98604    $11.28141               0
   1/1/2006 to 12/31/2006......................  $11.28141    $13.18913               0
   1/1/2007 to 12/31/2007......................  $13.18913    $14.23485               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99996    $10.05988               0
   1/1/2006 to 12/31/2006......................  $10.05988    $10.29637               0
   1/1/2007 to 12/31/2007......................  $10.29637    $10.56765               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05601    $10.32927               0
   1/1/2006 to 12/31/2006......................  $10.32927    $11.66171               0
   1/1/2007 to 12/31/2007......................  $11.66171    $11.97330               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03736    $11.20262               0
   1/1/2006 to 12/31/2006......................  $11.20262    $13.12851               0
   1/1/2007 to 12/31/2007......................  $13.12851    $13.23452               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03176    $10.92881               0
   1/1/2006 to 12/31/2006......................  $10.92881    $12.20272               0
   1/1/2007 to 12/31/2007......................  $12.20272    $13.01767               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06871    $ 9.48129               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02504    $10.18592               0
   1/1/2006 to 12/31/2006......................  $10.18592    $11.55011               0
   1/1/2007 to 12/31/2007......................  $11.55011    $12.16632               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03004    $12.07261               0
   1/1/2006 to 12/31/2006......................  $12.07261    $12.49351               0
   1/1/2007 to 12/31/2007......................  $12.49351    $13.20717               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01701    $10.62086       4,403,579
   1/1/2006 to 12/31/2006......................  $10.62086    $11.48697       4,353,097
   1/1/2007 to 12/31/2007......................  $11.48697    $12.27114       3,868,319

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00706    $10.45020       1,597,518
   1/1/2006 to 12/31/2006......................  $10.45020    $11.09607       1,506,541
   1/1/2007 to 12/31/2007......................  $11.09607    $11.85756       1,386,302

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02497    $10.57546               0
   1/1/2006 to 12/31/2006......................  $10.57546    $11.88564               0
   1/1/2007 to 12/31/2007......................  $11.88564    $12.14340               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05718    $10.45619               0
   1/1/2006 to 12/31/2006......................  $10.45619    $11.70860               0
   1/1/2007 to 12/31/2007......................  $11.70860    $11.02358               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02889    $10.78726       3,952,391
   1/1/2006 to 12/31/2006......................  $10.78726    $11.89830       3,920,038
   1/1/2007 to 12/31/2007......................  $11.89830    $12.69644       3,495,614

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: ROLL UP OR STEP-UP, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.35)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005...................  $10.07568    $10.43081           0
   1/1/2006 to 12/31/2006.....................  $10.43081    $12.07470           0
   1/1/2007 to 12/31/2007.....................  $12.07470    $11.46255           0

SP International Value Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.91207    $10.61389           0
   1/1/2006 to 12/31/2006.....................  $10.61389    $13.38834           0
   1/1/2007 to 12/31/2007.....................  $13.38834    $15.44474           0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005....................  $10.05589    $ 9.60153           0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.02817    $10.64137           0
   1/1/2006 to 12/31/2006.....................  $10.64137    $10.19555           0
   1/1/2007 to 12/31/2007.....................  $10.19555    $11.57472           0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.98883    $10.08741           0
   1/1/2006 to 12/31/2006.....................  $10.08741    $10.79348           0
   1/1/2007 to 12/31/2007.....................  $10.79348    $10.94485           0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.99809    $10.11842           0
   1/1/2006 to 12/31/2006.....................  $10.11842    $10.25030           0
   1/1/2007 to 12/31/2007.....................  $10.25030    $10.95936           0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03568    $11.68962           0
   1/1/2006 to 12/31/2006.....................  $11.68962    $12.51685           0
   1/1/2007 to 12/31/2007.....................  $12.51685    $14.28410           0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03030    $10.46275           0
   1/1/2006 to 12/31/2006.....................  $10.46275    $11.48936           0
   1/1/2007 to 12/31/2007.....................  $11.48936    $11.93901           0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.07351    $11.93182           0
   1/1/2006 to 12/31/2006.....................  $11.93182    $11.58147           0
   1/1/2007 to 12/31/2007.....................  $11.58147    $13.03860           0

SP Technology Portfolio

   3/14/2005* to 4/29/2005....................  $10.04303    $ 9.58801           0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.92625    $11.24237           0
   1/1/2006 to 12/31/2006.....................  $11.24237    $13.29698           0
   1/1/2007 to 12/31/2007.....................  $13.29698    $15.52910           0

Evergreen Growth And Income Fund

   3/14/2005* to 4/15/2005....................  $10.04464    $ 9.43348           0

Evergreen VA Balanced Fund

   3/14/2005* to 12/31/2005...................  $10.02744    $10.41725           0
   1/1/2006 to 12/31/2006.....................  $10.41725    $11.18100           0
   1/1/2007 to 12/31/2007.....................  $11.18100    $11.65298           0

Evergreen VA Fundamental Large Cap Fund

   3/14/2005* to 12/31/2005...................  $10.03976    $10.54636           0
   1/1/2006 to 12/31/2006.....................  $10.54636    $11.61075           0
   1/1/2007 to 12/31/2007.....................  $11.61075    $12.28308           0

Evergreen VA Growth Fund

   3/14/2005* to 12/31/2005...................  $10.02770    $10.67936           0
   1/1/2006 to 12/31/2006.....................  $10.67936    $11.58633           0
   1/1/2007 to 12/31/2007.....................  $11.58633    $12.56918           0

Evergreen VA International Equity Fund

   3/14/2005* to 12/31/2005...................  $ 9.89908    $10.94247           0
   1/1/2006 to 12/31/2006.....................  $10.94247    $13.16834           0
   1/1/2007 to 12/31/2007.....................  $13.16834    $14.79421           0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: ROLL UP OR STEP-UP, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.35)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
Evergreen VA Omega Fund

   3/14/2005* to 12/31/2005................................  $10.01727    $10.55728               0
   1/1/2006 to 12/31/2006..................................  $10.55728    $10.93606               0
   1/1/2007 to 12/31/2007..................................  $10.93606    $11.96146               0

Evergreen VA Special Values Fund

   3/14/2005* to 12/31/2005................................  $10.04608    $10.63624               0
   1/1/2006 to 12/31/2006..................................  $10.63624    $12.63225               0
   1/1/2007 to 12/31/2007..................................  $12.63225    $11.41288               0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $ 9.99215               0
   1/1/2006 to 12/31/2006..................................  $ 9.99215    $11.29471               0
   1/1/2007 to 12/31/2007..................................  $11.29471    $12.08889               0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09261    $11.65393               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07893    $10.25500               0
   1/1/2006 to 12/31/2006..................................  $10.25500    $12.15923               0
   1/1/2007 to 12/31/2007..................................  $12.15923    $11.45490               0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05404    $10.20982               0
   1/1/2006 to 12/31/2006..................................  $10.20982    $11.69882               0
   1/1/2007 to 12/31/2007..................................  $11.69882    $12.01493               0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04932    $11.26832               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04911    $10.34380               0
   1/1/2006 to 12/31/2006..................................  $10.34380    $11.38035               0
   1/1/2007 to 12/31/2007..................................  $11.38035    $11.34925               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06581    $10.27670               0
   1/1/2006 to 12/31/2006..................................  $10.27670    $11.73408               0
   1/1/2007 to 12/31/2007..................................  $11.73408    $11.45102               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04126    $10.25966               0
   1/1/2006 to 12/31/2006..................................  $10.25966    $10.99392               0
   1/1/2007 to 12/31/2007..................................  $10.99392    $11.69820          13,224

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.01214         236,705
   1/1/2006 to 12/31/2006..................................  $10.01214    $10.93388       3,213,321
   1/1/2007 to 12/31/2007..................................  $10.93388    $11.66521       3,611,809

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.00213         123,178
   1/1/2006 to 12/31/2006..................................  $10.00213    $11.10927       3,205,535
   1/1/2007 to 12/31/2007..................................  $11.10927    $11.90879       3,266,287

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14633    $11.95154               0
   1/1/2006 to 12/31/2006..................................  $11.95154    $15.96803               0
   1/1/2007 to 12/31/2007..................................  $15.96803    $12.48919               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.02210          62,690
   1/1/2006 to 12/31/2006..................................  $10.02210    $10.82649       1,232,005
   1/1/2007 to 12/31/2007..................................  $10.82649    $11.53653       1,233,629

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08415    $10.65644               0
   1/1/2006 to 12/31/2006..................................  $10.65644    $12.67469               0
   1/1/2007 to 12/31/2007..................................  $12.67469    $12.52816               0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: ROLL UP OR STEP-UP, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.35)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01056    $10.25531             0
   1/1/2006 to 12/31/2006......................  $10.25531    $10.79758             0
   1/1/2007 to 12/31/2007......................  $10.79758    $12.52249             0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04493    $ 9.96249             0
   1/1/2006 to 12/31/2006......................  $ 9.96249    $11.67669             0
   1/1/2007 to 12/31/2007......................  $11.67669    $ 9.38029             0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99809    $10.89847             0
   1/1/2006 to 12/31/2006......................  $10.89847    $12.02369             0
   1/1/2007 to 12/31/2007......................  $12.02369    $13.06315             0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01465    $10.56503             0
   1/1/2006 to 12/31/2006......................  $10.56503    $11.47316             0
   1/1/2007 to 12/31/2007......................  $11.47316    $11.42601        32,533

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03225    $10.70014             0
   1/1/2006 to 12/31/2006......................  $10.70014    $11.49971             0
   1/1/2007 to 12/31/2007......................  $11.49971    $12.80631             0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97604    $ 9.80433             0
   1/1/2006 to 12/31/2006......................  $ 9.80433    $10.57148             0
   1/1/2007 to 12/31/2007......................  $10.57148    $10.58384             0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99809    $10.52063             0
   1/1/2006 to 12/31/2006......................  $10.52063    $10.92486             0
   1/1/2007 to 12/31/2007......................  $10.92486    $12.73768             0

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91312    $10.59475             0
   1/1/2006 to 12/31/2006......................  $10.59475    $12.71200             0
   1/1/2007 to 12/31/2007......................  $12.71200    $13.59092             0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07650    $10.49882             0
   1/1/2006 to 12/31/2006......................  $10.49882    $12.15199             0
   1/1/2007 to 12/31/2007......................  $12.15199    $11.51688             0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99809    $ 9.89514             0
   1/1/2006 to 12/31/2006......................  $ 9.89514    $10.61604             0
   1/1/2007 to 12/31/2007......................  $10.61604    $11.00230             0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12548    $10.84339             0
   1/1/2006 to 12/31/2006......................  $10.84339    $11.36178             0
   1/1/2007 to 12/31/2007......................  $11.36178    $12.76067             0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96549    $10.42012             0
   1/1/2006 to 12/31/2006......................  $10.42012    $12.65581             0
   1/1/2007 to 12/31/2007......................  $12.65581    $13.52608             0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03616    $10.70037             0
   1/1/2006 to 12/31/2006......................  $10.70037    $11.46555             0
   1/1/2007 to 12/31/2007......................  $11.46555    $12.89324             0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06426    $10.29604             0
   1/1/2006 to 12/31/2006......................  $10.29604    $11.49314             0
   1/1/2007 to 12/31/2007......................  $11.49314    $11.53682             0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05499    $11.27378             0
   1/1/2006 to 12/31/2006......................  $11.27378    $12.56405             0
   1/1/2007 to 12/31/2007......................  $12.56405    $14.99959             0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: ROLL UP OR STEP-UP, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.35)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02120    $10.82531              0
   1/1/2006 to 12/31/2006..............................  $10.82531    $11.71445              0
   1/1/2007 to 12/31/2007..............................  $11.71445    $11.80676              0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99809    $10.00170              0
   1/1/2006 to 12/31/2006..............................  $10.00170    $10.14603              0
   1/1/2007 to 12/31/2007..............................  $10.14603    $10.58573              0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99809    $10.03209         45,071
   1/1/2006 to 12/31/2006..............................  $10.03209    $10.58266        307,956
   1/1/2007 to 12/31/2007..............................  $10.58266    $11.23988        311,117

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04790    $10.58843              0
   1/1/2006 to 12/31/2006..............................  $10.58843    $12.41972              0
   1/1/2007 to 12/31/2007..............................  $12.41972    $11.45244              0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02791    $10.29859              0
   1/1/2006 to 12/31/2006..............................  $10.29859    $11.31993         16,720
   1/1/2007 to 12/31/2007..............................  $11.31993    $11.75789         27,945

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94863    $ 9.39752              0
   1/1/2006 to 12/31/2006..............................  $ 9.39752    $ 9.75828              0
   1/1/2007 to 12/31/2007..............................  $ 9.75828    $10.45270              0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00209    $11.67449              0
   1/1/2006 to 12/31/2006..............................  $11.67449    $13.21670              0
   1/1/2007 to 12/31/2007..............................  $13.21670    $18.14222              0

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88026    $11.99550              0
   1/1/2006 to 12/31/2006..............................  $11.99550    $15.77337              0
   1/1/2007 to 12/31/2007..............................  $15.77337    $22.11426              0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04403    $10.33887              0
   1/1/2006 to 12/31/2006..............................  $10.33887    $11.22671              0
   1/1/2007 to 12/31/2007..............................  $11.22671    $12.59046              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.60457        233,279
   1/1/2007 to 12/31/2007..............................  $10.60457    $11.34476        255,543

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.42774        232,946
   1/1/2007 to 12/31/2007..............................  $10.42774    $11.35028        269,318

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.52596        136,087
   1/1/2007 to 12/31/2007..............................  $10.52596    $11.16298        171,482

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99809    $ 9.97138              0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                          CONTRACT W/O CREDIT (2.35)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06149    $11.75530               0
   1/1/2006 to 12/31/2006......................  $11.75530    $11.69148               0
   1/1/2007 to 12/31/2007......................  $11.69148    $12.79216               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04786    $11.04459               0
   1/1/2006 to 12/31/2006......................  $11.04459    $12.14826               0
   1/1/2007 to 12/31/2007......................  $12.14826    $12.97438               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98604    $11.28141               0
   1/1/2006 to 12/31/2006......................  $11.28141    $13.18913               0
   1/1/2007 to 12/31/2007......................  $13.18913    $14.23485               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99996    $10.05988               0
   1/1/2006 to 12/31/2006......................  $10.05988    $10.29637               0
   1/1/2007 to 12/31/2007......................  $10.29637    $10.56765               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05601    $10.32927               0
   1/1/2006 to 12/31/2006......................  $10.32927    $11.66171               0
   1/1/2007 to 12/31/2007......................  $11.66171    $11.97330               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03736    $11.20262               0
   1/1/2006 to 12/31/2006......................  $11.20262    $13.12851               0
   1/1/2007 to 12/31/2007......................  $13.12851    $13.23452               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03176    $10.92881               0
   1/1/2006 to 12/31/2006......................  $10.92881    $12.20272               0
   1/1/2007 to 12/31/2007......................  $12.20272    $13.01767               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06871    $ 9.48129               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02504    $10.18592               0
   1/1/2006 to 12/31/2006......................  $10.18592    $11.55011               0
   1/1/2007 to 12/31/2007......................  $11.55011    $12.16632               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03004    $12.07261               0
   1/1/2006 to 12/31/2006......................  $12.07261    $12.49351               0
   1/1/2007 to 12/31/2007......................  $12.49351    $13.20717               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01701    $10.62086       4,403,579
   1/1/2006 to 12/31/2006......................  $10.62086    $11.48697       4,353,097
   1/1/2007 to 12/31/2007......................  $11.48697    $12.27114       3,868,319

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00706    $10.45020       1,597,518
   1/1/2006 to 12/31/2006......................  $10.45020    $11.09607       1,506,541
   1/1/2007 to 12/31/2007......................  $11.09607    $11.85756       1,386,302

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02497    $10.57546               0
   1/1/2006 to 12/31/2006......................  $10.57546    $11.88564               0
   1/1/2007 to 12/31/2007......................  $11.88564    $12.14340               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05718    $10.45619               0
   1/1/2006 to 12/31/2006......................  $10.45619    $11.70860               0
   1/1/2007 to 12/31/2007......................  $11.70860    $11.02358               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02889    $10.78726       3,952,391
   1/1/2006 to 12/31/2006......................  $10.78726    $11.89830       3,920,038
   1/1/2007 to 12/31/2007......................  $11.89830    $12.69644       3,495,614

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                          CONTRACT W/O CREDIT (2.35)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005...................  $10.07568    $10.43081           0
   1/1/2006 to 12/31/2006.....................  $10.43081    $12.07470           0
   1/1/2007 to 12/31/2007.....................  $12.07470    $11.46255           0

SP International Value Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.91207    $10.61389           0
   1/1/2006 to 12/31/2006.....................  $10.61389    $13.38834           0
   1/1/2007 to 12/31/2007.....................  $13.38834    $15.44474           0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005....................  $10.05589    $ 9.60153           0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.02817    $10.64137           0
   1/1/2006 to 12/31/2006.....................  $10.64137    $10.19555           0
   1/1/2007 to 12/31/2007.....................  $10.19555    $11.57472           0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.98883    $10.08741           0
   1/1/2006 to 12/31/2006.....................  $10.08741    $10.79348           0
   1/1/2007 to 12/31/2007.....................  $10.79348    $10.94485           0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.99809    $10.11842           0
   1/1/2006 to 12/31/2006.....................  $10.11842    $10.25030           0
   1/1/2007 to 12/31/2007.....................  $10.25030    $10.95936           0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03568    $11.68962           0
   1/1/2006 to 12/31/2006.....................  $11.68962    $12.51685           0
   1/1/2007 to 12/31/2007.....................  $12.51685    $14.28410           0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03030    $10.46275           0
   1/1/2006 to 12/31/2006.....................  $10.46275    $11.48936           0
   1/1/2007 to 12/31/2007.....................  $11.48936    $11.93901           0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.07351    $11.93182           0
   1/1/2006 to 12/31/2006.....................  $11.93182    $11.58147           0
   1/1/2007 to 12/31/2007.....................  $11.58147    $13.03860           0

SP Technology Portfolio

   3/14/2005* to 4/29/2005....................  $10.04303    $ 9.58801           0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.92625    $11.24237           0
   1/1/2006 to 12/31/2006.....................  $11.24237    $13.29698           0
   1/1/2007 to 12/31/2007.....................  $13.29698    $15.52910           0

Evergreen Growth And Income Fund

   3/14/2005* to 4/15/2005....................  $10.04464    $ 9.43348           0

Evergreen VA Balanced Fund

   3/14/2005* to 12/31/2005...................  $10.02744    $10.41725           0
   1/1/2006 to 12/31/2006.....................  $10.41725    $11.18100           0
   1/1/2007 to 12/31/2007.....................  $11.18100    $11.65298           0

Evergreen VA Fundamental Large Cap Fund

   3/14/2005* to 12/31/2005...................  $10.03976    $10.54636           0
   1/1/2006 to 12/31/2006.....................  $10.54636    $11.61075           0
   1/1/2007 to 12/31/2007.....................  $11.61075    $12.28308           0

Evergreen VA Growth Fund

   3/14/2005* to 12/31/2005...................  $10.02770    $10.67936           0
   1/1/2006 to 12/31/2006.....................  $10.67936    $11.58633           0
   1/1/2007 to 12/31/2007.....................  $11.58633    $12.56918           0

Evergreen VA International Equity Fund

   3/14/2005* to 12/31/2005...................  $ 9.89908    $10.94247           0
   1/1/2006 to 12/31/2006.....................  $10.94247    $13.16834           0
   1/1/2007 to 12/31/2007.....................  $13.16834    $14.79421           0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                          CONTRACT W/O CREDIT (2.35)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
Evergreen VA Omega Fund

   3/14/2005* to 12/31/2005................................  $10.01727    $10.55728               0
   1/1/2006 to 12/31/2006..................................  $10.55728    $10.93606               0
   1/1/2007 to 12/31/2007..................................  $10.93606    $11.96146               0

Evergreen VA Special Values Fund

   3/14/2005* to 12/31/2005................................  $10.04608    $10.63624               0
   1/1/2006 to 12/31/2006..................................  $10.63624    $12.63225               0
   1/1/2007 to 12/31/2007..................................  $12.63225    $11.41288               0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $ 9.99215               0
   1/1/2006 to 12/31/2006..................................  $ 9.99215    $11.29471               0
   1/1/2007 to 12/31/2007..................................  $11.29471    $12.08889               0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09261    $11.65393               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07893    $10.25500               0
   1/1/2006 to 12/31/2006..................................  $10.25500    $12.15923               0
   1/1/2007 to 12/31/2007..................................  $12.15923    $11.45490               0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05404    $10.20982               0
   1/1/2006 to 12/31/2006..................................  $10.20982    $11.69882               0
   1/1/2007 to 12/31/2007..................................  $11.69882    $12.01493               0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04932    $11.26832               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04911    $10.34380               0
   1/1/2006 to 12/31/2006..................................  $10.34380    $11.38035               0
   1/1/2007 to 12/31/2007..................................  $11.38035    $11.34925               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06581    $10.27670               0
   1/1/2006 to 12/31/2006..................................  $10.27670    $11.73408               0
   1/1/2007 to 12/31/2007..................................  $11.73408    $11.45102               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04126    $10.25966               0
   1/1/2006 to 12/31/2006..................................  $10.25966    $10.99392               0
   1/1/2007 to 12/31/2007..................................  $10.99392    $11.69820          13,224

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.01214         236,705
   1/1/2006 to 12/31/2006..................................  $10.01214    $10.93388       3,213,321
   1/1/2007 to 12/31/2007..................................  $10.93388    $11.66521       3,611,809

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.00213         123,178
   1/1/2006 to 12/31/2006..................................  $10.00213    $11.10927       3,205,535
   1/1/2007 to 12/31/2007..................................  $11.10927    $11.90879       3,266,287

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14633    $11.95154               0
   1/1/2006 to 12/31/2006..................................  $11.95154    $15.96803               0
   1/1/2007 to 12/31/2007..................................  $15.96803    $12.48919               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99809    $10.02210          62,690
   1/1/2006 to 12/31/2006..................................  $10.02210    $10.82649       1,232,005
   1/1/2007 to 12/31/2007..................................  $10.82649    $11.53653       1,233,629

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08415    $10.65644               0
   1/1/2006 to 12/31/2006..................................  $10.65644    $12.67469               0
   1/1/2007 to 12/31/2007..................................  $12.67469    $12.52816               0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                          CONTRACT W/O CREDIT (2.35)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01056    $10.25531             0
   1/1/2006 to 12/31/2006......................  $10.25531    $10.79758             0
   1/1/2007 to 12/31/2007......................  $10.79758    $12.52249             0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04493    $ 9.96249             0
   1/1/2006 to 12/31/2006......................  $ 9.96249    $11.67669             0
   1/1/2007 to 12/31/2007......................  $11.67669    $ 9.38029             0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99809    $10.89847             0
   1/1/2006 to 12/31/2006......................  $10.89847    $12.02369             0
   1/1/2007 to 12/31/2007......................  $12.02369    $13.06315             0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01465    $10.56503             0
   1/1/2006 to 12/31/2006......................  $10.56503    $11.47316             0
   1/1/2007 to 12/31/2007......................  $11.47316    $11.42601        32,533

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03225    $10.70014             0
   1/1/2006 to 12/31/2006......................  $10.70014    $11.49971             0
   1/1/2007 to 12/31/2007......................  $11.49971    $12.80631             0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97604    $ 9.80433             0
   1/1/2006 to 12/31/2006......................  $ 9.80433    $10.57148             0
   1/1/2007 to 12/31/2007......................  $10.57148    $10.58384             0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99809    $10.52063             0
   1/1/2006 to 12/31/2006......................  $10.52063    $10.92486             0
   1/1/2007 to 12/31/2007......................  $10.92486    $12.73768             0

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91312    $10.59475             0
   1/1/2006 to 12/31/2006......................  $10.59475    $12.71200             0
   1/1/2007 to 12/31/2007......................  $12.71200    $13.59092             0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07650    $10.49882             0
   1/1/2006 to 12/31/2006......................  $10.49882    $12.15199             0
   1/1/2007 to 12/31/2007......................  $12.15199    $11.51688             0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99809    $ 9.89514             0
   1/1/2006 to 12/31/2006......................  $ 9.89514    $10.61604             0
   1/1/2007 to 12/31/2007......................  $10.61604    $11.00230             0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12548    $10.84339             0
   1/1/2006 to 12/31/2006......................  $10.84339    $11.36178             0
   1/1/2007 to 12/31/2007......................  $11.36178    $12.76067             0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96549    $10.42012             0
   1/1/2006 to 12/31/2006......................  $10.42012    $12.65581             0
   1/1/2007 to 12/31/2007......................  $12.65581    $13.52608             0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03616    $10.70037             0
   1/1/2006 to 12/31/2006......................  $10.70037    $11.46555             0
   1/1/2007 to 12/31/2007......................  $11.46555    $12.89324             0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06426    $10.29604             0
   1/1/2006 to 12/31/2006......................  $10.29604    $11.49314             0
   1/1/2007 to 12/31/2007......................  $11.49314    $11.53682             0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05499    $11.27378             0
   1/1/2006 to 12/31/2006......................  $11.27378    $12.56405             0
   1/1/2007 to 12/31/2007......................  $12.56405    $14.99959             0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                          CONTRACT W/O CREDIT (2.35)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02120    $10.82531              0
   1/1/2006 to 12/31/2006..............................  $10.82531    $11.71445              0
   1/1/2007 to 12/31/2007..............................  $11.71445    $11.80676              0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99809    $10.00170              0
   1/1/2006 to 12/31/2006..............................  $10.00170    $10.14603              0
   1/1/2007 to 12/31/2007..............................  $10.14603    $10.58573              0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99809    $10.03209         45,071
   1/1/2006 to 12/31/2006..............................  $10.03209    $10.58266        307,956
   1/1/2007 to 12/31/2007..............................  $10.58266    $11.23988        311,117

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04790    $10.58843              0
   1/1/2006 to 12/31/2006..............................  $10.58843    $12.41972              0
   1/1/2007 to 12/31/2007..............................  $12.41972    $11.45244              0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02791    $10.29859              0
   1/1/2006 to 12/31/2006..............................  $10.29859    $11.31993         16,720
   1/1/2007 to 12/31/2007..............................  $11.31993    $11.75789         27,945

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94863    $ 9.39752              0
   1/1/2006 to 12/31/2006..............................  $ 9.39752    $ 9.75828              0
   1/1/2007 to 12/31/2007..............................  $ 9.75828    $10.45270              0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00209    $11.67449              0
   1/1/2006 to 12/31/2006..............................  $11.67449    $13.21670              0
   1/1/2007 to 12/31/2007..............................  $13.21670    $18.14222              0

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88026    $11.99550              0
   1/1/2006 to 12/31/2006..............................  $11.99550    $15.77337              0
   1/1/2007 to 12/31/2007..............................  $15.77337    $22.11426              0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04403    $10.33887              0
   1/1/2006 to 12/31/2006..............................  $10.33887    $11.22671              0
   1/1/2007 to 12/31/2007..............................  $11.22671    $12.59046              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.60457        233,279
   1/1/2007 to 12/31/2007..............................  $10.60457    $11.34476        255,543

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.42774        232,946
   1/1/2007 to 12/31/2007..............................  $10.42774    $11.35028        269,318

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99809    $10.52596        136,087
   1/1/2007 to 12/31/2007..............................  $10.52596    $11.16298        171,482

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99809    $ 9.97138              0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.45)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06141    $11.74610               0
   1/1/2006 to 12/31/2006......................  $11.74610    $11.67084               0
   1/1/2007 to 12/31/2007......................  $11.67084    $12.75703               0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04778    $11.03593               0
   1/1/2006 to 12/31/2006......................  $11.03593    $12.12674               0
   1/1/2007 to 12/31/2007......................  $12.12674    $12.93880               0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98595    $11.27247               0
   1/1/2006 to 12/31/2006......................  $11.27247    $13.16574               0
   1/1/2007 to 12/31/2007......................  $13.16574    $14.19560               0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99988    $10.05190               0
   1/1/2006 to 12/31/2006......................  $10.05190    $10.27814               0
   1/1/2007 to 12/31/2007......................  $10.27814    $10.53855               0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05593    $10.32110               0
   1/1/2006 to 12/31/2006......................  $10.32110    $11.64107               0
   1/1/2007 to 12/31/2007......................  $11.64107    $11.94041               0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03728    $11.19383               0
   1/1/2006 to 12/31/2006......................  $11.19383    $13.10541               0
   1/1/2007 to 12/31/2007......................  $13.10541    $13.19819               0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03168    $10.92021               0
   1/1/2006 to 12/31/2006......................  $10.92021    $12.18125               0
   1/1/2007 to 12/31/2007......................  $12.18125    $12.98196               0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06863    $ 9.48006               0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02496    $10.17786               0
   1/1/2006 to 12/31/2006......................  $10.17786    $11.52970               0
   1/1/2007 to 12/31/2007......................  $11.52970    $12.13292               0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.02996    $12.06319               0
   1/1/2006 to 12/31/2006......................  $12.06319    $12.47163               0
   1/1/2007 to 12/31/2007......................  $12.47163    $13.17114               0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01693    $10.61248       6,136,213
   1/1/2006 to 12/31/2006......................  $10.61248    $11.46669       5,875,697
   1/1/2007 to 12/31/2007......................  $11.46669    $12.23751       5,236,083

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00698    $10.44207       2,118,078
   1/1/2006 to 12/31/2006......................  $10.44207    $11.07656       1,883,811
   1/1/2007 to 12/31/2007......................  $11.07656    $11.82515       1,792,360

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02489    $10.56711               0
   1/1/2006 to 12/31/2006......................  $10.56711    $11.86474               0
   1/1/2007 to 12/31/2007......................  $11.86474    $12.11016               0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05710    $10.44788               0
   1/1/2006 to 12/31/2006......................  $10.44788    $11.68790               0
   1/1/2007 to 12/31/2007......................  $11.68790    $10.99319               0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02881    $10.77878       8,940,803
   1/1/2006 to 12/31/2006......................  $10.77878    $11.87740       7,500,799
   1/1/2007 to 12/31/2007......................  $11.87740    $12.66170       6,358,985

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.45)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005...................  $10.07560    $10.42259           0
   1/1/2006 to 12/31/2006.....................  $10.42259    $12.05340           0
   1/1/2007 to 12/31/2007.....................  $12.05340    $11.43114           0

SP International Value Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.91199    $10.60549           0
   1/1/2006 to 12/31/2006.....................  $10.60549    $13.36482           0
   1/1/2007 to 12/31/2007.....................  $13.36482    $15.40246           0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005....................  $10.05581    $ 9.60031           0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.02809    $10.63301           0
   1/1/2006 to 12/31/2006.....................  $10.63301    $10.17775           0
   1/1/2007 to 12/31/2007.....................  $10.17775    $11.54319           0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.98875    $10.07937           0
   1/1/2006 to 12/31/2006.....................  $10.07937    $10.77439           0
   1/1/2007 to 12/31/2007.....................  $10.77439    $10.91469           0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.99801    $10.11047           0
   1/1/2006 to 12/31/2006.....................  $10.11047    $10.23234           0
   1/1/2007 to 12/31/2007.....................  $10.23234    $10.92936           0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03560    $11.68032           0
   1/1/2006 to 12/31/2006.....................  $11.68032    $12.49467           0
   1/1/2007 to 12/31/2007.....................  $12.49467    $14.24482           0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03022    $10.45441           0
   1/1/2006 to 12/31/2006.....................  $10.45441    $11.46903           0
   1/1/2007 to 12/31/2007.....................  $11.46903    $11.90609           0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.07343    $11.92236           0
   1/1/2006 to 12/31/2006.....................  $11.92236    $11.56109           0
   1/1/2007 to 12/31/2007.....................  $11.56109    $13.00290           0

SP Technology Portfolio

   3/14/2005* to 4/29/2005....................  $10.04295    $ 9.58675           0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.92617    $11.23348           0
   1/1/2006 to 12/31/2006.....................  $11.23348    $13.27347           0
   1/1/2007 to 12/31/2007.....................  $13.27347    $15.48634           0

Evergreen Growth And Income Fund

   3/14/2005* to 4/15/2005....................  $10.04456    $ 9.43262           0

Evergreen VA Balanced Fund

   3/14/2005* to 12/31/2005...................  $10.02736    $10.40888           0
   1/1/2006 to 12/31/2006.....................  $10.40888    $11.16121           0
   1/1/2007 to 12/31/2007.....................  $11.16121    $11.62094           0

Evergreen VA Fundamental Large Cap Fund

   3/14/2005* to 12/31/2005...................  $10.03968    $10.53806           0
   1/1/2006 to 12/31/2006.....................  $10.53806    $11.59037           0
   1/1/2007 to 12/31/2007.....................  $11.59037    $12.24952           0

Evergreen VA Growth Fund

   3/14/2005* to 12/31/2005...................  $10.02762    $10.67097           0
   1/1/2006 to 12/31/2006.....................  $10.67097    $11.56590           0
   1/1/2007 to 12/31/2007.....................  $11.56590    $12.53455           0

Evergreen VA International Equity Fund

   3/14/2005* to 12/31/2005...................  $ 9.89900    $10.93385           0
   1/1/2006 to 12/31/2006.....................  $10.93385    $13.14514           0
   1/1/2007 to 12/31/2007.....................  $13.14514    $14.75361           0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.45)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
Evergreen VA Omega Fund

   3/14/2005* to 12/31/2005................................  $10.01719    $10.54895               0
   1/1/2006 to 12/31/2006..................................  $10.54895    $10.91675               0
   1/1/2007 to 12/31/2007..................................  $10.91675    $11.92867               0

Evergreen VA Special Values Fund

   3/14/2005* to 12/31/2005................................  $10.04600    $10.62787               0
   1/1/2006 to 12/31/2006..................................  $10.62787    $12.60997               0
   1/1/2007 to 12/31/2007..................................  $12.60997    $11.38154               0

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99801    $ 9.99141               0
   1/1/2006 to 12/31/2006..................................  $ 9.99141    $11.28281               0
   1/1/2007 to 12/31/2007..................................  $11.28281    $12.06426               0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09253    $11.64566               0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07885    $10.24690               0
   1/1/2006 to 12/31/2006..................................  $10.24690    $12.13780               0
   1/1/2007 to 12/31/2007..................................  $12.13780    $11.42344               0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05396    $10.20187               0
   1/1/2006 to 12/31/2006..................................  $10.20187    $11.67834               0
   1/1/2007 to 12/31/2007..................................  $11.67834    $11.98201               0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04924    $11.26030               0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04903    $10.33560               0
   1/1/2006 to 12/31/2006..................................  $10.33560    $11.36022               0
   1/1/2007 to 12/31/2007..................................  $11.36022    $11.31812               0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06573    $10.26859               0
   1/1/2006 to 12/31/2006..................................  $10.26859    $11.71337               0
   1/1/2007 to 12/31/2007..................................  $11.71337    $11.41955               0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04118    $10.25159               0
   1/1/2006 to 12/31/2006..................................  $10.25159    $10.97447               0
   1/1/2007 to 12/31/2007..................................  $10.97447    $11.66603           1,989

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99801    $10.01138         333,287
   1/1/2006 to 12/31/2006..................................  $10.01138    $10.92235       5,175,481
   1/1/2007 to 12/31/2007..................................  $10.92235    $11.64141       5,298,260

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99801    $10.00140         743,982
   1/1/2006 to 12/31/2006..................................  $10.00140    $11.09771       8,756,454
   1/1/2007 to 12/31/2007..................................  $11.09771    $11.88482       8,998,679

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14625    $11.94213               0
   1/1/2006 to 12/31/2006..................................  $11.94213    $15.94002               0
   1/1/2007 to 12/31/2007..................................  $15.94002    $12.45500               0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99801    $10.02138          81,467
   1/1/2006 to 12/31/2006..................................  $10.02138    $10.81525       1,358,610
   1/1/2007 to 12/31/2007..................................  $10.81525    $11.51336       1,579,200

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08407    $10.64802               0
   1/1/2006 to 12/31/2006..................................  $10.64802    $12.65233               0
   1/1/2007 to 12/31/2007..................................  $12.65233    $12.49370               0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.45)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01048    $10.24725              0
   1/1/2006 to 12/31/2006......................  $10.24725    $10.77862              0
   1/1/2007 to 12/31/2007......................  $10.77862    $12.48831              0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04485    $ 9.95468              0
   1/1/2006 to 12/31/2006......................  $ 9.95468    $11.65620              0
   1/1/2007 to 12/31/2007......................  $11.65620    $ 9.35456              0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99801    $10.88987              0
   1/1/2006 to 12/31/2006......................  $10.88987    $12.00261              0
   1/1/2007 to 12/31/2007......................  $12.00261    $13.02743              0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01457    $10.55669              0
   1/1/2006 to 12/31/2006......................  $10.55669    $11.45287              0
   1/1/2007 to 12/31/2007......................  $11.45287    $11.39459        105,436

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03217    $10.69171              0
   1/1/2006 to 12/31/2006......................  $10.69171    $11.47944              0
   1/1/2007 to 12/31/2007......................  $11.47944    $12.77121              0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97596    $ 9.79641              0
   1/1/2006 to 12/31/2006......................  $ 9.79641    $10.55268              0
   1/1/2007 to 12/31/2007......................  $10.55268    $10.55459              0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99801    $10.51232              0
   1/1/2006 to 12/31/2006......................  $10.51232    $10.90557              0
   1/1/2007 to 12/31/2007......................  $10.90557    $12.70278              0

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91304    $10.58646              0
   1/1/2006 to 12/31/2006......................  $10.58646    $12.68955              0
   1/1/2007 to 12/31/2007......................  $12.68955    $13.55356              0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07642    $10.49062              0
   1/1/2006 to 12/31/2006......................  $10.49062    $12.13068              0
   1/1/2007 to 12/31/2007......................  $12.13068    $11.48536              0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99801    $ 9.88733              0
   1/1/2006 to 12/31/2006......................  $ 9.88733    $10.59730              0
   1/1/2007 to 12/31/2007......................  $10.59730    $10.97206              0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12540    $10.83491              0
   1/1/2006 to 12/31/2006......................  $10.83491    $11.34185              0
   1/1/2007 to 12/31/2007......................  $11.34185    $12.72572              0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96541    $10.41200              0
   1/1/2006 to 12/31/2006......................  $10.41200    $12.63355              0
   1/1/2007 to 12/31/2007......................  $12.63355    $13.48904              0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03608    $10.69190              0
   1/1/2006 to 12/31/2006......................  $10.69190    $11.44528              0
   1/1/2007 to 12/31/2007......................  $11.44528    $12.85790              0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06418    $10.28791              0
   1/1/2006 to 12/31/2006......................  $10.28791    $11.47294              0
   1/1/2007 to 12/31/2007......................  $11.47294    $11.50524              0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05491    $11.26491              0
   1/1/2006 to 12/31/2006......................  $11.26491    $12.54184              0
   1/1/2007 to 12/31/2007......................  $12.54184    $14.95828              0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

    ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                           CONTRACT W/ CREDIT (2.45)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02112    $10.81669              0
   1/1/2006 to 12/31/2006..............................  $10.81669    $11.69386              0
   1/1/2007 to 12/31/2007..............................  $11.69386    $11.77441              0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99801    $ 9.99405              0
   1/1/2006 to 12/31/2006..............................  $ 9.99405    $10.12861              0
   1/1/2007 to 12/31/2007..............................  $10.12861    $10.55719              0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99801    $10.03135         15,148
   1/1/2006 to 12/31/2006..............................  $10.03135    $10.57153        674,132
   1/1/2007 to 12/31/2007..............................  $10.57153    $11.21700        688,799

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04782    $10.58010              0
   1/1/2006 to 12/31/2006..............................  $10.58010    $12.39785              0
   1/1/2007 to 12/31/2007..............................  $12.39785    $11.42111              0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02783    $10.29052              0
   1/1/2006 to 12/31/2006..............................  $10.29052    $11.30000         27,406
   1/1/2007 to 12/31/2007..............................  $11.30000    $11.72572         41,396

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94855    $ 9.39009              0
   1/1/2006 to 12/31/2006..............................  $ 9.39009    $ 9.74100              0
   1/1/2007 to 12/31/2007..............................  $ 9.74100    $10.42389              0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00201    $11.66527              0
   1/1/2006 to 12/31/2006..............................  $11.66527    $13.19340              0
   1/1/2007 to 12/31/2007..............................  $13.19340    $18.09249              0

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88018    $11.98612              0
   1/1/2006 to 12/31/2006..............................  $11.98612    $15.74569              0
   1/1/2007 to 12/31/2007..............................  $15.74569    $22.05377              0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04395    $10.33076              0
   1/1/2006 to 12/31/2006..............................  $10.33076    $11.20700              0
   1/1/2007 to 12/31/2007..............................  $11.20700    $12.55606              0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99801    $10.59639        874,833
   1/1/2007 to 12/31/2007..............................  $10.59639    $11.32484        919,996

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99801    $10.41971        492,370
   1/1/2007 to 12/31/2007..............................  $10.41971    $11.33030        811,126

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99801    $10.51794        375,587
   1/1/2007 to 12/31/2007..............................  $10.51794    $11.14359        468,661

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99801    $ 9.97021              0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE, LIFETIME FIVE,
                          CONTRACT W/O CREDIT (2.50)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   3/14/2005* to 12/31/2005....................  $10.06137    $11.74143              0
   1/1/2006 to 12/31/2006......................  $11.74143    $11.66055              0
   1/1/2007 to 12/31/2007......................  $11.66055    $12.73966              0

Prudential Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.04774    $11.03163              0
   1/1/2006 to 12/31/2006......................  $11.03163    $12.11620              0
   1/1/2007 to 12/31/2007......................  $12.11620    $12.92115              0

Prudential Global Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.98591    $11.26803              0
   1/1/2006 to 12/31/2006......................  $11.26803    $13.15410              0
   1/1/2007 to 12/31/2007......................  $13.15410    $14.17616              0

Prudential Money Market Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99984    $10.04804              0
   1/1/2006 to 12/31/2006......................  $10.04804    $10.26929              0
   1/1/2007 to 12/31/2007......................  $10.26929    $10.52412              0

Prudential Stock Index Portfolio

   3/14/2005* to 12/31/2005....................  $10.05589    $10.31707              0
   1/1/2006 to 12/31/2006......................  $10.31707    $11.63086              0
   1/1/2007 to 12/31/2007......................  $11.63086    $11.92404              0

Prudential Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.03724    $11.18934              0
   1/1/2006 to 12/31/2006......................  $11.18934    $13.09390              0
   1/1/2007 to 12/31/2007......................  $13.09390    $13.18019              0

SP Aggressive Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.03164    $10.91582              0
   1/1/2006 to 12/31/2006......................  $10.91582    $12.17043              0
   1/1/2007 to 12/31/2007......................  $12.17043    $12.96423              0

SP AIM Aggressive Growth Portfolio

   3/14/2005* to 4/29/2005.....................  $10.06859    $ 9.47941              0

SP AIM Core Equity Portfolio

   3/14/2005* to 12/31/2005....................  $10.02492    $10.17395              0
   1/1/2006 to 12/31/2006......................  $10.17395    $11.51971              0
   1/1/2007 to 12/31/2007......................  $11.51971    $12.11646              0

SP T. Rowe Price Large-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.02992    $12.05838              0
   1/1/2006 to 12/31/2006......................  $12.05838    $12.46059              0
   1/1/2007 to 12/31/2007......................  $12.46059    $13.15306              0

SP Balanced Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.01689    $10.60829        878,866
   1/1/2006 to 12/31/2006......................  $10.60829    $11.45654        921,790
   1/1/2007 to 12/31/2007......................  $11.45654    $12.22058        910,213

SP Conservative Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.00694    $10.43797        237,217
   1/1/2006 to 12/31/2006......................  $10.43797    $11.06693        251,066
   1/1/2007 to 12/31/2007......................  $11.06693    $11.80920        245,472

SP Davis Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.02485    $10.56303              0
   1/1/2006 to 12/31/2006......................  $10.56303    $11.85436              0
   1/1/2007 to 12/31/2007......................  $11.85436    $12.09358              0

SP Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.05706    $10.44387              0
   1/1/2006 to 12/31/2006......................  $10.44387    $11.67777              0
   1/1/2007 to 12/31/2007......................  $11.67777    $10.97834              0

SP Growth Asset Allocation Portfolio

   3/14/2005* to 12/31/2005....................  $10.02877    $10.77456        833,704
   1/1/2006 to 12/31/2006......................  $10.77456    $11.86698        859,491
   1/1/2007 to 12/31/2007......................  $11.86698    $12.64450        821,924

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE, LIFETIME FIVE,
                          CONTRACT W/O CREDIT (2.50)

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING    AT END    UNITS OUTSTANDING
                                                OF PERIOD    OF PERIOD   AT END OF PERIOD
                                               ------------ ------------ -----------------
SP Large Cap Value Portfolio

   3/14/2005* to 12/31/2005...................  $10.07556    $10.41847           0
   1/1/2006 to 12/31/2006.....................  $10.41847    $12.04281           0
   1/1/2007 to 12/31/2007.....................  $12.04281    $11.41558           0

SP International Value Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.91195    $10.60131           0
   1/1/2006 to 12/31/2006.....................  $10.60131    $13.35300           0
   1/1/2007 to 12/31/2007.....................  $13.35300    $15.38133           0

SP MFS Capital Opportunities Portfolio

   3/14/2005* to 4/29/2005....................  $10.05577    $ 9.59968           0

SP Mid Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.02805    $10.62885           0
   1/1/2006 to 12/31/2006.....................  $10.62885    $10.16866           0
   1/1/2007 to 12/31/2007.....................  $10.16866    $11.52732           0

SP PIMCO High Yield Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.98871    $10.07558           0
   1/1/2006 to 12/31/2006.....................  $10.07558    $10.76513           0
   1/1/2007 to 12/31/2007.....................  $10.76513    $10.90009           0

SP PIMCO Total Return Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.99797    $10.10646           0
   1/1/2006 to 12/31/2006.....................  $10.10646    $10.22328           0
   1/1/2007 to 12/31/2007.....................  $10.22328    $10.91445           0

SP Prudential U.S. Emerging Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03556    $11.67587           0
   1/1/2006 to 12/31/2006.....................  $11.67587    $12.48386           0
   1/1/2007 to 12/31/2007.....................  $12.48386    $14.22544           0

SP Small Cap Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.03018    $10.45046           0
   1/1/2006 to 12/31/2006.....................  $10.45046    $11.45912           0
   1/1/2007 to 12/31/2007.....................  $11.45912    $11.89005           0

SP Strategic Partners Focused Growth Portfolio

   3/14/2005* to 12/31/2005...................  $10.07339    $11.91778           0
   1/1/2006 to 12/31/2006.....................  $11.91778    $11.55086           0
   1/1/2007 to 12/31/2007.....................  $11.55086    $12.98501           0

SP Technology Portfolio

   3/14/2005* to 4/29/2005....................  $10.04291    $ 9.58612           0

SP International Growth Portfolio

   3/14/2005* to 12/31/2005...................  $ 9.92613    $11.22903           0
   1/1/2006 to 12/31/2006.....................  $11.22903    $13.26174           0
   1/1/2007 to 12/31/2007.....................  $13.26174    $15.46520           0

Evergreen Growth And Income Fund

   3/14/2005* to 4/15/2005....................         --           --          --

Evergreen VA Balanced Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

Evergreen VA Fundamental Large Cap Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

Evergreen VA Growth Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

Evergreen VA International Equity Fund

   3/14/2005* to 12/31/2005...................         --           --          --
   1/1/2006 to 12/31/2006.....................         --           --          --
   1/1/2007 to 12/31/2007.....................         --           --          --

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE, LIFETIME FIVE,
                          CONTRACT W/O CREDIT (2.50)

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
Evergreen VA Omega Fund

   3/14/2005* to 12/31/2005................................         --           --             --
   1/1/2006 to 12/31/2006..................................         --           --             --
   1/1/2007 to 12/31/2007..................................         --           --             --

Evergreen VA Special Values Fund

   3/14/2005* to 12/31/2005................................         --           --             --
   1/1/2006 to 12/31/2006..................................         --           --             --
   1/1/2007 to 12/31/2007..................................         --           --             --

AST Aggressive Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99797    $ 9.99101              0
   1/1/2006 to 12/31/2006..................................  $ 9.99101    $11.27690              0
   1/1/2007 to 12/31/2007..................................  $11.27690    $12.05197              0

AST Alger All-Cap Growth Portfolio

   3/14/2005* to 12/02/2005................................  $10.09249    $11.64150              0

AST Alliance Bernstein Core Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.07881    $10.24287              0
   1/1/2006 to 12/31/2006..................................  $10.24287    $12.12703              0
   1/1/2007 to 12/31/2007..................................  $12.12703    $11.40771              0

AST Alliance Bernstein Growth & Income Portfolio

   3/14/2005* to 12/31/2005................................  $10.05392    $10.19783              0
   1/1/2006 to 12/31/2006..................................  $10.19783    $11.66811              0
   1/1/2007 to 12/31/2007..................................  $11.66811    $11.96568              0

AST Alliance Bernstein Growth + Value Portfolio

   3/14/2005* to 12/02/2005................................  $10.04920    $11.25622              0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/14/2005* to 12/31/2005................................  $10.04899    $10.33161              0
   1/1/2006 to 12/31/2006..................................  $10.33161    $11.35033              0
   1/1/2007 to 12/31/2007..................................  $11.35033    $11.30262              0

AST American Century Income & Growth Portfolio

   3/14/2005* to 12/31/2005................................  $10.06569    $10.26459              0
   1/1/2006 to 12/31/2006..................................  $10.26459    $11.70314              0
   1/1/2007 to 12/31/2007..................................  $11.70314    $11.40403              0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/14/2005* to 12/31/2005................................  $10.04114    $10.24762              0
   1/1/2006 to 12/31/2006..................................  $10.24762    $10.96494              0
   1/1/2007 to 12/31/2007..................................  $10.96494    $11.65025              0

AST Balanced Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99797    $10.01101         39,473
   1/1/2006 to 12/31/2006..................................  $10.01101    $10.91668        772,149
   1/1/2007 to 12/31/2007..................................  $10.91668    $11.62962        776,683

AST Capital Growth Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99797    $10.00101         48,203
   1/1/2006 to 12/31/2006..................................  $10.00101    $11.09188        664,131
   1/1/2007 to 12/31/2007..................................  $11.09188    $11.87274        667,964

AST Cohen & Steers Realty Portfolio

   3/14/2005* to 12/31/2005................................  $10.14621    $11.93748              0
   1/1/2006 to 12/31/2006..................................  $11.93748    $15.92598              0
   1/1/2007 to 12/31/2007..................................  $15.92598    $12.43797              0

AST Conservative Asset Allocation Portfolio

   12/5/2005* to 12/31/2005................................  $ 9.99797    $10.02099         11,152
   1/1/2006 to 12/31/2006..................................  $10.02099    $10.80953         88,512
   1/1/2007 to 12/31/2007..................................  $10.80953    $11.50155         85,781

AST DeAm Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005................................  $10.08403    $10.64384              0
   1/1/2006 to 12/31/2006..................................  $10.64384    $12.64122              0
   1/1/2007 to 12/31/2007..................................  $12.64122    $12.47665              0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE, LIFETIME FIVE,
                          CONTRACT W/O CREDIT (2.50)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING    AT END    UNITS OUTSTANDING
                                                 OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                ------------ ------------ -----------------
AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005....................  $10.01044    $10.24325             0
   1/1/2006 to 12/31/2006......................  $10.24325    $10.76916             0
   1/1/2007 to 12/31/2007......................  $10.76916    $12.47121             0

AST DeAm Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.04481    $ 9.95075             0
   1/1/2006 to 12/31/2006......................  $ 9.95075    $11.64585             0
   1/1/2007 to 12/31/2007......................  $11.64585    $ 9.34170             0

AST Federated Aggressive Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99797    $10.88570             0
   1/1/2006 to 12/31/2006......................  $10.88570    $11.99215             0
   1/1/2007 to 12/31/2007......................  $11.99215    $13.00981             0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005....................  $10.01453    $10.55252             0
   1/1/2006 to 12/31/2006......................  $10.55252    $11.44278             0
   1/1/2007 to 12/31/2007......................  $11.44278    $11.37906         2,276

AST Goldman Sachs Concentrated Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03213    $10.68752             0
   1/1/2006 to 12/31/2006......................  $10.68752    $11.46935             0
   1/1/2007 to 12/31/2007......................  $11.46935    $12.75376             0

AST High Yield Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.97592    $ 9.79270             0
   1/1/2006 to 12/31/2006......................  $ 9.79270    $10.54352             0
   1/1/2007 to 12/31/2007......................  $10.54352    $10.54022             0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99797    $10.50824             0
   1/1/2006 to 12/31/2006......................  $10.50824    $10.89603             0
   1/1/2007 to 12/31/2007......................  $10.89603    $12.68540             0

AST JPMorgan International Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.91300    $10.58231             0
   1/1/2006 to 12/31/2006......................  $10.58231    $12.67847             0
   1/1/2007 to 12/31/2007......................  $12.67847    $13.53518             0

AST Large-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.07638    $10.48652             0
   1/1/2006 to 12/31/2006......................  $10.48652    $12.12005             0
   1/1/2007 to 12/31/2007......................  $12.12005    $11.46968             0

AST Lord Abbett Bond-Debenture Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.99797    $ 9.88341             0
   1/1/2006 to 12/31/2006......................  $ 9.88341    $10.58795             0
   1/1/2007 to 12/31/2007......................  $10.58795    $10.95700             0

AST Marsico Capital Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.12536    $10.83063             0
   1/1/2006 to 12/31/2006......................  $10.83063    $11.33186             0
   1/1/2007 to 12/31/2007......................  $11.33186    $12.70824             0

AST MFS Global Equity Portfolio

   3/14/2005* to 12/31/2005....................  $ 9.96537    $10.40791             0
   1/1/2006 to 12/31/2006......................  $10.40791    $12.62250             0
   1/1/2007 to 12/31/2007......................  $12.62250    $13.47067             0

AST MFS Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.03604    $10.68772             0
   1/1/2006 to 12/31/2006......................  $10.68772    $11.43531             0
   1/1/2007 to 12/31/2007......................  $11.43531    $12.84042             0

AST Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005....................  $10.06414    $10.28391             0
   1/1/2006 to 12/31/2006......................  $10.28391    $11.46296             0
   1/1/2007 to 12/31/2007......................  $11.46296    $11.48960             0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/14/2005* to 12/31/2005....................  $10.05487    $11.26045             0
   1/1/2006 to 12/31/2006......................  $11.26045    $12.53073             0
   1/1/2007 to 12/31/2007......................  $12.53073    $14.93769             0

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                      Statement of Additional Information

         ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE, LIFETIME FIVE,
                          CONTRACT W/O CREDIT (2.50)

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING    AT END    UNITS OUTSTANDING
                                                         OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.02108    $10.81251             0
   1/1/2006 to 12/31/2006..............................  $10.81251    $11.68366             0
   1/1/2007 to 12/31/2007..............................  $11.68366    $11.75837             0

AST PIMCO Limited Maturity Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.99797    $ 9.98992             0
   1/1/2006 to 12/31/2006..............................  $ 9.98992    $10.11927             0
   1/1/2007 to 12/31/2007..............................  $10.11927    $10.54231             0

AST Preservation Asset Allocation Portfolio

   12/5/2005* to 12/31/2005............................  $ 9.99797    $10.03099         2,989
   1/1/2006 to 12/31/2006..............................  $10.03099    $10.56605         2,849
   1/1/2007 to 12/31/2007..............................  $10.56605    $11.20577         2,706

AST Small-Cap Value Portfolio

   3/14/2005* to 12/31/2005............................  $10.04778    $10.57594             0
   1/1/2006 to 12/31/2006..............................  $10.57594    $12.38691             0
   1/1/2007 to 12/31/2007..............................  $12.38691    $11.40539             0

AST T. Rowe Price Asset Allocation Portfolio

   3/14/2005* to 12/31/2005............................  $10.02779    $10.28645             0
   1/1/2006 to 12/31/2006..............................  $10.28645    $11.29003             0
   1/1/2007 to 12/31/2007..............................  $11.29003    $11.70965             0

AST T. Rowe Price Global Bond Portfolio

   3/14/2005* to 12/31/2005............................  $ 9.94851    $ 9.38638             0
   1/1/2006 to 12/31/2006..............................  $ 9.38638    $ 9.73239             0
   1/1/2007 to 12/31/2007..............................  $ 9.73239    $10.40953             0

AST T. Rowe Price Natural Resources Portfolio

   3/14/2005* to 12/31/2005............................  $10.00197    $11.66072             0
   1/1/2006 to 12/31/2006..............................  $11.66072    $13.18195             0
   1/1/2007 to 12/31/2007..............................  $13.18195    $18.06800             0

Gartmore NVIT Developing Markets Fund
formerly, Gartmore GVIT Developing Markets Fund
   3/14/2005* to 12/31/2005............................  $ 9.88014    $11.98138             0
   1/1/2006 to 12/31/2006..............................  $11.98138    $15.73180             0
   1/1/2007 to 12/31/2007..............................  $15.73180    $22.02354             0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   3/14/2005* to 12/31/2005............................  $10.04391    $10.32669             0
   1/1/2006 to 12/31/2006..............................  $10.32669    $11.19717             0
   1/1/2007 to 12/31/2007..............................  $11.19717    $12.53894             0

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99797    $10.59232        40,075
   1/1/2007 to 12/31/2007..............................  $10.59232    $11.31505        48,676

AST First Trust Capital Appreciation Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99797    $10.41572        40,032
   1/1/2007 to 12/31/2007..............................  $10.41572    $11.32044        56,929

AST First Trust Balanced Target Portfolio

   3/20/2006* to 12/31/2006............................  $ 9.99797    $10.51387        28,749
   1/1/2007 to 12/31/2007..............................  $10.51387    $11.13375        28,693

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007...........................  $ 9.99797    $ 9.96957             0

* Denotes the start date of these sub-accounts

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                       STRATEGIC PARTNERS PLUS 3 - PLAZ

 ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement
                                Service Charge

                                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                            AT BEGINNING    AT END    UNITS OUTSTANDING
                                                             OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                            ------------ ------------ -----------------
AST Aggressive Asset Allocation Portfolio

   3/19/2007* to 12/31/2007................................  $10.12210    $11.05096          1,576

AST Alliance Bernstein Core Value Portfolio

   3/19/2007* to 12/31/2007................................  $10.11700    $ 9.82815          5,487

AST Alliance Bernstein Growth & Income Portfolio

   3/19/2007* to 12/31/2007................................  $10.11632    $10.62005              0

AST Alliance Bernstein Managed Index 500 Portfolio

   3/19/2007* to 12/31/2007................................  $10.11188    $10.37151              0

AST American Century Income & Growth Portfolio

   3/19/2007* to 12/31/2007................................  $10.12345    $10.18301              0

AST American Century Strategic Allocation Portfolio
formerly, AST American Century Strategic Balanced Portfolio
   3/19/2007* to 12/31/2007................................  $10.07291    $10.87140          1,400

AST Balanced Asset Allocation Portfolio

   3/19/2007* to 12/31/2007................................  $10.08004    $10.91282        129,445

AST Capital Growth Asset Allocation Portfolio

   3/19/2007* to 12/31/2007................................  $10.09687    $11.01224         40,327

AST Cohen & Steers Realty Portfolio

   3/19/2007* to 12/31/2007................................  $10.10286    $ 7.81223          2,528

AST Conservative Asset Allocation Portfolio

   3/19/2007* to 12/31/2007................................  $10.07151    $10.86097          3,120

AST DeAm Large-Cap Value Portfolio

   3/19/2007* to 12/31/2007................................  $10.11154    $10.19617          2,976

AST Neuberger Berman Small-Cap Growth Portfolio
formerly, AST DeAm Small-Cap Growth Portfolio
   3/19/2007* to 12/31/2007................................  $10.12073    $11.75209              0

AST DeAm Small-Cap Value Portfolio

   3/19/2007* to 12/31/2007................................  $10.09789    $ 8.33201              0

AST Federated Aggressive Growth Portfolio

   3/19/2007* to 12/31/2007................................  $10.10254    $10.91958              0

AST UBS Dynamic Alpha Portfolio
formerly, AST Global Allocation Portfolio
   3/19/2007* to 12/31/2007................................  $10.08054    $10.17383              0

AST Goldman Sachs Concentrated Growth Portfolio

   3/19/2007* to 12/31/2007................................  $10.09100    $11.53628          4,723

AST High Yield Portfolio

   3/19/2007* to 12/31/2007................................  $ 9.99918    $ 9.96607              0

AST Goldman Sachs Mid-Cap Growth Portfolio

   3/19/2007* to 12/31/2007................................  $10.09800    $11.48986          1,492

AST JPMorgan International Equity Portfolio

   3/19/2007* to 12/31/2007................................  $10.14435    $10.97941          2,000

AST Large-Cap Value Portfolio

   3/19/2007* to 12/31/2007................................  $10.11587    $ 9.84473              0

AST Lord Abbett Bond-Debenture Portfolio

   3/19/2007* to 12/31/2007................................  $10.02439    $10.32185              0

AST Marsico Capital Growth Portfolio

   3/19/2007* to 12/31/2007................................  $10.13199    $11.47337          2,345

                           STRATEGIC PARTNERS PLUS 3
                         Pruco Life Insurance Company
                       STRATEGIC PARTNERS PLUS 3 - PLAZ

 ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement
                                Service Charge

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING    AT END    UNITS OUTSTANDING
                                                       OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                      ------------ ------------ -----------------

AST MFS Global Equity Portfolio

   3/19/2007* to 12/31/2007..........................  $10.11667    $10.95164              0

AST MFS Growth Portfolio

   3/19/2007* to 12/31/2007..........................  $10.10694    $11.59267              0

AST Mid-Cap Value Portfolio

   3/19/2007* to 12/31/2007..........................  $10.10574    $10.11084              0

AST Neuberger Berman Mid-Cap Growth Portfolio

   3/19/2007* to 12/31/2007..........................  $10.11565    $11.82260              0

AST Neuberger Berman Mid-Cap Value Portfolio

   3/19/2007* to 12/31/2007..........................  $10.13369    $10.25701          2,202

AST PIMCO Limited Maturity Bond Portfolio

   3/19/2007* to 12/31/2007..........................  $ 9.99034    $10.47408          6,233

AST Preservation Asset Allocation Portfolio

   3/19/2007* to 12/31/2007..........................  $10.04514    $10.75670              0

AST Small-Cap Value Portfolio

   3/19/2007* to 12/31/2007..........................  $10.11095    $ 9.43656          1,552

AST T. Rowe Price Asset Allocation Portfolio

   3/19/2007* to 12/31/2007..........................  $10.06740    $10.57860            492

AST T. Rowe Price Global Bond Portfolio

   3/19/2007* to 12/31/2007..........................  $ 9.98213    $10.73003              0

AST T. Rowe Price Natural Resources Portfolio

   3/19/2007* to 12/31/2007..........................  $10.17958    $13.94064              0

AST Advanced Strategies Portfolio

   3/19/2007* to 12/31/2007..........................  $10.07305    $10.83452              0

AST First Trust Capital Appreciation Target Portfolio

   3/19/2007* to 12/31/2007..........................  $10.10404    $11.19117            469

AST First Trust Balanced Target Portfolio

   3/19/2007* to 12/31/2007..........................  $10.07381    $10.77036          7,255

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007.........................  $ 9.99918    $ 9.98774              0

Prudential Money Market Portfolio

   3/19/2007* to 12/31/2007..........................  $10.00330    $10.31781        159,370

* Denotes the start date of these sub-accounts

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2007 and 2006

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Financial Statements                                                   Page No.
--------------------                                                   --------

Management's Annual Report on Internal Control Over Financial
  Reporting                                                             F - 2

Report of Independent Registered Public Accounting Firm                 F - 3

Consolidated Financial Statements:

Consolidated Statements of Financial Position - December 31, 2007 and
  2006                                                                  F - 4

Consolidated Statements of Operations and Comprehensive Income Years
  ended December 31, 2007, 2006 and 2005                                F - 5

Consolidated Statements of Stockholder's Equity Years ended
  December 31, 2007, 2006 and 2005                                      F - 6

Consolidated Statements of Cash Flows Years ended December 31, 2007,
  2006 and 2005                                                         F - 7

Notes to Consolidated Financial Statements                              F - 8

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2007, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework Issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2007.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.

This annual report does not include an attestation report of the company's registered public accounting firm regarding internal control over financial reporting. Management's report was not subject to attestation by the company's registered public accounting firm pursuant to temporary rules of the Securities and Exchange Commission that permit the company to provide only management's report in this annual report.

March 14, 2008

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2007 and December 31, 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP (signed)
New York, New York
March 14, 2008

Pruco Life Insurance Company

Consolidated Statements of Financial Position
As of December 31, 2007 and 2006 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                           2007        2006
                                                        ----------- -----------
ASSETS
Fixed maturities available for sale, at fair value
  (amortized cost, 2007 - $4,470,186; 2006 -
  $4,850,514)                                           $ 4,509,969 $ 4,911,274
Policy loans                                                961,054     915,060
Short term investments                                      119,606      97,097
Commercial loans                                            745,223     508,094
Other long term investments                                  84,559      80,649
                                                        ----------- -----------
   Total investments                                      6,420,411   6,512,174
Cash and cash equivalents                                    92,964     485,199
Deferred policy acquisition costs                         2,174,315   1,959,431
Accrued investment income                                    73,968      73,589
Reinsurance recoverables                                  1,599,910   1,208,724
Receivables from parent and affiliates                      155,990     107,798
Deferred sales inducements                                  215,057     182,578
Other assets                                                 15,932      21,693
Separate account assets                                  24,609,488  21,952,272
                                                        ----------- -----------
TOTAL ASSETS                                            $35,358,035 $32,503,458
                                                        =========== ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                         $ 5,076,654 $ 5,483,921
Future policy benefits and other policyholder
  liabilities                                             2,175,326   1,765,489
Cash collateral for loaned securities                       142,680     134,982
Securities sold under agreement to repurchase               272,803      13,226
Income taxes payable                                        484,107     453,358
Short term debt to affiliates                                55,863      25,348
Payables to parent and affiliates                            60,207      29,427
Other liabilities                                           207,491     309,913
Separate account liabilities                             24,609,488  21,952,272
                                                        ----------- -----------
Total liabilities                                       $33,084,619 $30,167,936
                                                        ----------- -----------
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

STOCKHOLDER'S EQUITY
Common stock, ($10 par value; 1,000,000 shares,
  authorized; 250,000 shares, issued and outstanding)         2,500       2,500
Additional paid-in capital                                  455,664     454,527
Retained earnings                                         1,797,387   1,853,233
Accumulated other comprehensive income                       17,865      25,262
                                                        ----------- -----------
Total stockholder's equity                                2,273,416   2,335,522
                                                        ----------- -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY              $35,358,035 $32,503,458
                                                        =========== ===========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2007, 2006 and 2005 (in thousands)
--------------------------------------------------------------------------------

                                                 2007       2006       2005
                                              ----------  --------  ----------
REVENUES

Premiums                                      $   61,469  $ 43,516  $   38,029
Policy charges and fee income                    688,477   547,693     564,432
Net investment income                            381,394   401,436     404,045
Realized investment (losses), net                (20,683)  (62,749)       (449)
Asset management fees                             24,439    18,338      17,105
Other income                                      24,928    18,207      12,125
                                              ----------  --------  ----------
Total revenues                                 1,160,024   966,441   1,035,287
                                              ----------  --------  ----------
BENEFITS AND EXPENSES

Policyholders' benefits                          111,034   120,049      98,899
Interest credited to policyholders' account
  balances                                       208,768   212,288     234,881
General, administrative and other expenses       528,476   308,850     449,291
                                              ----------  --------  ----------
Total benefits and expenses                      848,278   641,187     783,071
                                              ----------  --------  ----------
Income from operations before income taxes       311,746   325,254     252,216

Income taxes:
   Current                                         8,570    89,034     (30,108)
   Deferred                                       55,842   (26,572)     51,409
                                              ----------  --------  ----------
Total income tax expense                          64,412    62,462      21,301
                                              ----------  --------  ----------
NET INCOME                                       247,334   262,792     230,915
                                              ----------  --------  ----------
Change in net unrealized investment
  (losses)/gains and changes in foreign
  currency translation, net of taxes              (7,397)    6,662     (55,927)
                                              ----------  --------  ----------
COMPREHENSIVE INCOME                          $  239,937  $269,454  $  174,988
                                              ==========  ========  ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Stockholder's Equity
Periods Ended December 31, 2007, 2006 and 2005 (in thousands)
--------------------------------------------------------------------------------

                                                                                                   Total
                                                                        Foreign       Net       Accumulated
                                  Additional                           Currency    Unrealized      Other         Total
                           Common  Paid-in-    Deferred    Retained   Translation  Investment  Comprehensive Stockholder's
                           Stock   Capital   Compensation  Earnings   Adjustments Gains (Loss) Income (Loss)    Equity
                           ------ ---------- ------------ ----------  ----------- ------------ ------------- -------------
Balance, January 1, 2005   $2,500  $455,377    $(1,173)   $1,359,526     $ --       $ 74,527     $ 74,527     $1,890,757
Net income                     --        --         --       230,915       --             --           --        230,915
Stock-based compensation
  programs                     --      (941)     1,173            --       --             --           --            232
Contributed Capital            --       234         --            --       --             --           --            234
Change in net unrealized
  investment (losses), net
  of taxes                     --        --         --            --       --        (55,927)     (55,927)       (55,927)
                           ------  --------    -------    ----------     ----       --------     --------     ----------
Balance, December 31,
  2005                     $2,500  $454,670    $    --    $1,590,441     $ --       $ 18,600     $ 18,600     $2,066,211
Net income                     --        --         --       262,792       --             --           --        262,792
Stock-based compensation
  programs                     --        (1)        --            --       --             --           --             (1)
Contributed Capital            --      (142)        --            --       --             --           --           (142)
Change in foreign currency
  translation adjustments,
  net of taxes                 --        --         --            --      167             --          167            167
Change in net unrealized
  investment gains, net of
  taxes                        --        --         --            --       --          6,495        6,495          6,495
                           ------  --------    -------    ----------     ----       --------     --------     ----------
Balance, December 31,
  2006                     $2,500  $454,527    $    --    $1,853,233     $167       $ 25,095     $ 25,262     $2,335,522
Net income                                                   247,334                                             247,334
Contributed Capital            --     1,137         --            --       --             --           --          1,137
Stock-based compensation
  programs                     --        --         --            --       --             --           --             --
Dividend to Parent             --        --         --      (300,000)      --             --           --       (300,000)
Cumulative effect of
  changes in accounting
  principles, net of taxes     --        --         --        (3,180)      --             --           --         (3,180)
Change in foreign currency
  translation adjustments,
  net of taxes                 --        --         --            --      462             --          462            462
Change in net unrealized
  investment (losses), net
  of taxes                     --        --         --            --       --         (7,859)      (7,859)        (7,859)
                           ------  --------    -------    ----------     ----       --------     --------     ----------
Balance, December 31,
  2007                     $2,500  $455,664    $    --    $1,797,387     $629       $ 17,236     $ 17,865     $2,273,416
                           ======  ========    =======    ==========     ====       ========     ========     ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Cash Flows
Year Ended December 31, 2007, 2006 and 2005 (in thousands)
--------------------------------------------------------------------------------

                                             2007         2006         2005
                                         -----------  -----------  -----------
 CASH FLOWS (Used In) FROM
   OPERATING ACTIVITIES:
 Net income                              $   247,334  $   262,792  $   230,915
 Adjustments to reconcile net
   income to net cash from (used
   in) operating activities:
    Policy charges and fee income           (218,488)    (108,399)    (125,379)
    Interest credited to
      policyholders' account
      balances                               208,768      212,288      234,881
    Realized investment losses, net           20,683       62,749          449
    Amortization and other non-cash
      items                                   (1,786)       8,292       33,064
    Change in:
        Future policy benefits and
          other insurance
          liabilities                        410,529      318,680      206,067
        Reinsurance recoverables            (378,931)    (275,898)    (167,781)
        Accrued investment income               (379)      21,415        5,308
        Receivables from Parent and
          affiliates                         (12,663)       3,427      (20,823)
        Payables to Parent and
          affiliates                          30,780        6,981       18,706
        Deferred policy acquisition
          costs                             (204,979)    (306,973)    (130,540)
        Income taxes payable                  34,505       16,744       27,720
        Deferred sales inducements           (33,879)     (43,566)     (28,552)
        Other, net                          (125,806)      19,553       36,804
                                         -----------  -----------  -----------
 Cash Flows (Used In) From
   Operating Activities                      (24,312)     198,085      320,839
                                         -----------  -----------  -----------
 CASH FLOWS FROM (Used In)
   INVESTING ACTIVITIES:
    Proceeds from the
      sale/maturity/prepayment of:
        Fixed maturities available
          for sale                         2,051,195    5,267,761    4,625,000
        Policy loans                         105,043       99,553       98,656
        Commercial loans                      30,954       52,131        1,805
    Payments for the purchase of:
        Fixed maturities available
          for sale                        (1,668,443)  (4,060,433)  (4,842,469)
        Policy loans                        (110,683)     (96,587)     (83,116)
        Commercial loans                    (269,135)    (292,232)    (270,950)
    Notes receivable from parent
      and affiliates, net                    (34,801)     (28,465)     (10,001)
    Other long term investments, net         (34,389)     (17,357)      (5,127)
    Short term investments, net              (22,550)      16,691      (12,953)
                                         -----------  -----------  -----------
 Cash Flows From (Used In)
   Investing Activities                       47,191      941,062     (499,155)
                                         -----------  -----------  -----------
 CASH FLOWS (Used In) FINANCING
   ACTIVITIES:
    Policyholders' account deposits        3,057,251    2,716,760    2,233,293
    Policyholders' account
      withdrawals                         (3,464,702)  (3,128,127)  (2,768,247)
    Net change in securities sold
      under agreement to repurchase
      and cash collateral for
      loaned securities                      267,275     (278,026)     (29,739)
    Dividend to parent                      (300,000)          --           --
    Contributed capital                           --           --          234
    Net change in financing
      arrangements (maturities 90
      days or less)                           25,062     (122,565)     157,252
                                         -----------  -----------  -----------
 Cash Flows (Used In) Financing
   Activities                               (415,114)    (811,958)    (407,207)
                                         -----------  -----------  -----------
    Net increase (decrease) in cash
      and cash equivalents                  (392,235)     327,189     (585,523)
    Cash and cash equivalents,
      beginning of year                      485,199      158,010      743,533
                                         -----------  -----------  -----------
 CASH AND CASH EQUIVALENTS, END OF
   YEAR                                  $    92,964  $   485,199  $   158,010
                                         ===========  ===========  ===========
 SUPPLEMENTAL CASH FLOW INFORMATION
    Income taxes paid (received)         $    29,905  $    45,715  $    (6,418)
                                         -----------  -----------  -----------
    Interest paid                        $       590  $     2,788  $     4,018
                                         -----------  -----------  -----------

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS

Pruco Life Insurance Company, or "the Company," is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. Pruco Life Insurance Company is licensed to sell interest sensitive individual life insurance, variable life insurance, term life insurance, variable and fixed annuities, in the District of Columbia, Guam and in all states except New York. Pruco Life Insurance Company also had marketed individual life insurance through its branch office in Taiwan. The branch office was transferred to an affiliated Company on January 31, 2001, as described in (Note 13 to the Consolidated Financial Statements).

Pruco Life Insurance Company has three subsidiaries, which include one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey or, "PLNJ," and two subsidiaries formed in 2003 for the purpose of acquiring and investing in municipal fixed maturities from an affiliated company (see Note 13 to the Consolidated Financial Statements). All financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, term life insurance, fixed and variable annuities only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America or "Prudential Insurance", an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 or, "the date of demutualization," Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. or "Prudential Financial."

Prudential Insurance intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential Insurance is under no obligation to make such contributions and its assets do not back the benefits payable under the Company's policyholder contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in manufacturing insurance products, and individual and group annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of Pruco Life Insurance Company and its subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, "GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 13 to the Consolidated Financial Statements). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs or "DAC", investments, future policy benefits, provision for income taxes, reserves of contingent liabilities and reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to fair value if a decline in value is considered to be other than temporary. See the discussion below on realized gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)."

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


Policy loans are carried at unpaid principal balances.

Equity securities are comprised of common stock and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax and the effect on deferred policy acquisition costs, valuation of business acquired, future policy benefits and policyholders' dividends that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividend income from these investments is reported in "Net investment income."

Commercial loans are carried at unpaid principal balances, net of unamortized premiums or discounts and an allowance for losses. Interest income, as well as prepayment fees and the amortization of related premiums or discounts, is included in "Net investment income." The allowance for losses includes a loan specific reserve for non-performing loans and a portfolio reserve for probable incurred but not specifically identified losses. Non-performing loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. These loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on non-performing loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income, according to management's judgment as to the collectibility of principal. Management discontinues accruing interest on non-performing loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has doubts about collectibility. When a loan is recognized as non-performing, any accrued but uncollectible interest is charged to interest income in the period the loan is deemed non-performing. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors. The changes in the allowance for loan losses, are reported in "Realized investment (losses), net."

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized by cash, U.S. government and government agency securities. Securities loaned are collateralized principally by cash and U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Short term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Other long term investments consist of the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment gains (losses), net are computed using the specific identification method. Adjustments to the cost of fixed maturities and equity securities for temporary impairments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months); (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (4) the financial condition of and near-term prospects of the issuer. Realized investment gains (losses) are generated from numerous sources, including the sale of fixed maturity securities, equity securities, real estate investments, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost of investments for other than temporary impairments. "Realized investment gains (losses), net." also include prepayment premiums received on private fixed maturity securities, recoveries of principal on previously impaired securities, provisions for losses on commercial loans, fair value changes on embedded derivatives and derivatives that do not qualify for hedge accounting treatment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include, but are not limited to:
(1) the risk that our assessment of an issuer's ability to meet its obligations could change, (2) the risk that the economic outlook could be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that we are making decisions based on fraudulent or misstated information in the financial statements provided by issuers and (4) the risk that new information obtained by us or changes in other facts and circumstances, including those not related to the issuer, could lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a change in our impairment determination, and hence a charge to earnings in a future period.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with maturities of three months or less when purchased. The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred policy acquisition costs

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement. These acquisition costs include commissions and variable field office expenses. The Company is also allocated costs of policy issuance and underwriting from Prudential Insurance's general and administrative expense allocation system. The Company also is charged commissions from third parties, which are primarily capitalized as deferred policy acquisition costs ("DAC").

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. For annuity products, the entire sales-based transfer pricing fee is deemed to be related to the production of new annuity business and is deferred. For life products, there is a look-through into the expenses incurred by Prudential Insurance's agency network and expenses that are considered to be related to the production of new insurance business are deferred. The cost of policy issuance and underwriting are also considered to be related primarily to the production of new insurance and annuity business and are fully deferred.

DAC is subject to recoverability testing at the end of each accounting period. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (the periods range from 25 to 99 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General administrative and other expenses" in the period such estimated gross profits are revised.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


DAC related to term insurance are amortized over the expected life of the contracts in proportion to premium income.

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy or contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense an estimate of the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, the unamortized DAC on the surrendered policies is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. The Company has adopted Statement of Position ("SOP") 05-1 "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" on
January 1, 2007. See "New Accounting Pronouncements."

Reinsurance recoverables

Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13 to the Financial Statements.

Separate account assets and liabilities

Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders, pension funds and other customers. The assets consist of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities represent the contractholder's account balance in separate account assets . See Note 8 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Asset management fees."

Deferred sales inducements

The Company provides sales inducements to contractholders, which primarily include an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. They are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs. The amortization expense is included as a component of interest credited to policyholders' account balances. As of December 31, 2007 and 2006, deferred sales inducement costs were $215 million and $183 million, respectively.

Other assets, and other liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For life insurance, and annuity and disability products, expected mortality and morbidity is generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and morbidity and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

The Company's liability for future policy benefits also includes a liability for unpaid claims and claim adjustment expenses. The Company does not establish claim liabilities until a loss has occurred. However, unpaid claims and claim adjustment expenses includes estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The Company's liability for future policy benefits also includes net liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 8.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from term life insurance policies are recognized when due and a liability for future policy benefits is recorded when premiums are recognized using the net level premium method. Benefits are recorded as an expense when they are incurred. Amounts received as payment for variable and universal life and deferred annuities are reported as deposits to "Policyholders' account balances", and variable life and annuity premiums are reported as deposits to separate account liabilities. Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances and separate account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 8. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 8.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset management fees

The Company receives asset management fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note 13 to the Consolidated Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Derivatives are recorded as assets, within "Other long term investments," or as liabilities, within "Other liabilities," in the Consolidated Statement of Financial Position except for embedded derivatives, which are recorded in the Consolidated Statement of Financial Position with the associated host contract. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from these derivatives are reported in the operating or investing activities section in the Consolidated Statements of Cash Flows.

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), or (4) a derivative entered into as an economic hedge that does not qualify for hedge accounting. During the years ended December 31, 2007, 2006 and 2005 derivatives qualifying for hedge accounting were not material.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that may contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

Income Taxes

The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential Financial and file separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

New Accounting Pronouncements

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities." This statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the Consolidated Statements of Operations. The Company plans to adopt this guidance effective January 1, 2008. The Company's adoption of this guidance is not expected to have a material effect on the Company's consolidated financial position or results of operations.

In September 2006, the Staff of the SEC issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements." The interpretations in this SAB express the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. This SAB should be applied beginning with the first fiscal year ending after November 15, 2006, with early adoption encouraged. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of SAB No. 108 had no effect to the financial position and result of operations of the Company.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Company plans to adopt this guidance effective January 1, 2008. The Company's adoption of this guidance is not expected to have a material effect on the Company's consolidated financial position or results of operations.

In June 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes," an Interpretation of FASB Statement No. 109. See Note 7 for details regarding the adoption of this pronouncement.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Instruments." This statement also eliminates an exception from the requirement to bifurcate an embedded derivative feature from beneficial interests in securitized financial assets. The Company has relied upon this exception for certain investments that the Company has made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests will be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption of the guidance. This statement also provides an election, on an instrument by instrument basis, to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, rather than measuring only the embedded derivative on a fair value basis. If the fair value election is chosen, changes in unrealized gains and losses are reflected in the Consolidated Statements of Operations. The Company adopted this guidance effective January 1, 2007. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

In November 2005, the FASB issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This FSP provides impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities, primarily by referencing existing accounting guidance. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's consolidated results of operations.

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs, including deferred policy acquisition costs, valuation of business acquired and deferred sales inducements, on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract, and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007, which resulted in a net after-tax reduction to retained earnings of $2.5 million.

The cumulative effect of change in accounting principles net of taxes was $3.2 million, representing $2.5 million related to the adoption of SOP 05-1 and $0.7 related to the adoption of Fin No. 48.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS

Fixed Maturities:

The following tables provide additional information relating to fixed maturities as of December 31:

                                                       2007
                                    -------------------------------------------
                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized
                                      Cost       Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (in thousands)
Fixed maturities, available for
  sale
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                       $  123,058  $ 1,923    $    --   $  124,981
   Obligations of U.S. States, and
     political subdivisions            121,405    3,445        125      124,725
   Foreign government bonds             40,632    5,447         --       46,079
   Residential mortgage-backed
     securities                        550,536   12,669        480      562,725
   Commercial mortgage-backed
     securities                        507,596    6,242        699      513,139
   Asset-Backed Securities             665,332    3,291     22,666      645,957
   Corporate securities              2,461,627   52,496     21,760    2,492,363
                                    ----------  -------    -------   ----------
Total fixed maturities, available
  for sale                          $4,470,186  $85,513    $45,730   $4,509,969
                                    ==========  =======    =======   ==========

                                                       2006
                                    -------------------------------------------
                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized
                                      Cost       Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (in thousands)
Fixed maturities, available for
  sale
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                       $   32,117  $   380    $    92   $   32,405
   Obligations of U.S. States, and
     political subdivisions            105,339    3,252        147      108,444
   Foreign government bonds             41,428    5,437         59       46,806
   Residential mortgage-backed
     securities                        553,529    8,281        930      560,880
   Commercial mortgage-backed
     securities                        247,929    4,431        222      252,138
   Asset-Backed Securities           1,096,556    3,959      4,841    1,095,674
   Corporate securities              2,773,616   60,175     18,864    2,814,927
                                    ----------  -------    -------   ----------
Total fixed maturities, available
  for sale                          $4,850,514  $85,915    $25,155   $4,911,274
                                    ==========  =======    =======   ==========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2007 is shown below:

                                                           Available for sale
                                                          ---------------------
                                                          Amortized
                                                            Cost     Fair Value
                                                          ---------- ----------
                                                             (in thousands)
Due in one year or less                                   $  285,992 $  288,103
Due after one year through five years                      1,318,863  1,346,332
Due after five years through ten years                       750,705    757,307
Due after ten years                                          391,162    396,407
Residential mortgage-backed securities                       550,536    562,725
Commercial mortgage-backed securities                        507,596    513,139
Asset-Backed Securities                                      665,332    645,956
                                                          ---------- ----------
Total                                                     $4,470,186 $4,509,969
                                                          ========== ==========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2007, 2006, and 2005, were $1,488 million, $4,378 million, and $3,553 million, respectively. Proceeds from the maturity of fixed maturities available for sale during 2007, 2006, and 2005, were $554 million, $781 million, and $1,080 million, respectively. Gross gains of $14 million, $16 million, and $26 million and gross losses of $6 million, $74 million, and $26 million were realized on those sales during 2007, 2006, and 2005, respectively.

Writedowns for impairments, which were deemed to be other than temporary for fixed maturities during 2007, 2006 and 2005 were $3 million, $1 million, and $1 million, respectively.

Other Long term Investments

The following table provides information relating to other long term investments as of December 31:

                                                               2007      2006
                                                             --------  -------
                                                               (in thousands)
 Company's investment in Separate accounts                   $ 46,028  $38,738
 Equity securities                                             30,107   29,683
 Joint ventures and limited partnerships                       27,757   15,201
 Trading account assets                                         1,164       --
 Derivatives                                                  (20,497)  (2,973)
                                                             --------  -------
 Total other long-term investments                           $ 84,559  $80,649
                                                             ========  =======

The Company's share of net income (loss) from the joint ventures was $2.0 million, $0.4 million, and $(0.7) million for each of the years ended December 31, 2007, 2006, and 2005, respectively, and is reported in "Net investment income."

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                    2007      2006      2005
                                                  --------  --------  --------
                                                         (in thousands)
Fixed maturities, available for sale              $283,526  $322,832  $354,943
Policy loans                                        50,776    48,493    47,368
Commercial loans                                    37,174    22,662     6,367
Short term investments and cash equivalents         25,064    25,564    15,898
Other                                                7,213     7,258     6,391
                                                  --------  --------  --------
Gross investment income                            403,753   426,809   430,967
   Less: investment expenses                       (22,359)  (25,373)  (26,922)
                                                  --------  --------  --------
Net investment income                             $381,394  $401,436  $404,045
                                                  ========  ========  ========

Realized investment (losses)/ gains, net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                     2007      2006      2005
                                                   --------  --------  -------
                                                          (in thousands)
Fixed maturities, available for sale               $  5,159  $(59,482) $(1,722)
Derivatives                                         (24,926)   (2,437)   3,385
Other                                                  (916)     (830)  (2,112)
                                                   --------  --------  -------
Realized investment (losses)/gains, net            $(20,683) $(62,749) $  (449)
                                                   ========  ========  =======

Commercial Loans

The Company's commercial loans are comprised as follows as at December 31:

                                           2007                   2006
                                   --------------------  ---------------------
                                       Amount     % of       Amount      % of
                                   (in thousands) Total  (in thousands)  Total
                                   -------------- -----  -------------- ------
Collateralized loans by property
  type
Industrial buildings                  $178,873     23.9%    $124,464      24.3%
Retail stores                          119,528     15.9%     107,401      21.1%
Apartment complexes                    129,559     17.3%      86,844      17.0%
Office buildings                       131,557     17.5%      78,463      15.3%
Agricultural properties                 67,049      8.9%      43,122       8.4%
Other                                  123,174     16.5%      71,238      13.9%
                                      --------    -----     --------    ------
Total collateralized loans             749,740    100.0%     511,532    100.0 %
                                                  =====                 ======

Valuation allowance                     (4,517)               (3,438)
                                      --------              --------

Total net collateralized loans         745,223               508,094
                                      --------              --------
Total commercial loans                $745,223              $508,094
                                      ========              ========

The commercial loans are geographically dispersed throughout the United States with the largest concentrations in California (22%) and New Jersey (11%) at December 31, 2007.

Activity in the allowance for losses for all commercial loans, for the years ended December 31, is as follows:

                                                            2007   2006   2005
                                                           ------ ------ ------
                                                              (in thousands)
 Allowance for losses, beginning of year                   $3,438 $2,270 $   --
 Addition of allowance for losses                           1,079  1,168  2,270
                                                           ------ ------ ------
 Allowance for losses, end of year                         $4,517 $3,438 $2,270
                                                           ====== ====== ======

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities available for sale are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss), net of tax." Changes in these amounts include reclassification adjustments to exclude from "Accumulated other comprehensive income (loss), net of tax" those items that are included as part of "Net income" for a period that also had been part of "Accumulated other comprehensive income (loss), net of tax" in earlier periods. The amounts for the years ended December 31, net of taxes, are as follows:

                                                                                                          Accumulated
                                                                                                             Other
                                                                                                         Comprehensive
                                                                                                         Income (Loss)
                                                                   Deferred                   Deferred   Related to Net
                                                   Net Unrealized   Policy    Policyholders' Income Tax    Unrealized
                                                   Gains (Losses) Acquisition    Account     (Liability)   Investment
                                                   on Investments    Costs       Balances      Benefit   Gains (Losses)
                                                   -------------- ----------- -------------- ----------- --------------
Balance, January 1, 2005                             $ 225,155     $(130,981)    $ 20,888     $(40,535)    $  74,527
Net investment (losses) on investments arising
  during the period                                   (179,640)           --           --       62,491      (117,149)
Reclassification adjustment for losses included
  in net income                                          1,534            --           --         (537)          997
Impact of net unrealized investment gains on
  deferred policy acquisition costs                         --       103,437           --      (36,203)       67,234
Impact of net unrealized investment gains on
  policyholders' account balances                           --            --      (10,783)       3,774        (7,009)
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2005                           $  47,049     $ (27,544)    $ 10,105     $(11,010)    $  18,600
Net investment gains on investments arising
  during the period                                     76,107            --           --      (27,198)       48,909
Reclassification adjustment for gains included in
  net income                                           (59,142)           --           --       20,700       (38,442)
Impact of net unrealized investment (losses) on
  deferred policy acquisition costs                         --       (10,546)          --        3,691        (6,855)
Impact of net unrealized investment losses on
  policyholders' account balances                           --            --        4,435       (1,552)        2,883
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2006                           $  64,014     $ (38,090)    $ 14,540     $(15,369)    $  25,095
Net investment (losses) on investments arising
  during the period                                    (25,373)           --           --        8,279       (17,094)
Reclassification adjustment for (losses) included
  in net income                                          5,319            --           --       (1,862)        3,457
Impact of net unrealized investment gains on
  deferred policy acquisition costs                         --        13,071           --       (4,575)        8,496
Impact of net unrealized investment gains on
  policyholders' account balances                           --            --       (4,182)       1,464        (2,718)
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2007
                                                     $  43,960     $ (25,019)    $ 10,358     $(12,063)    $  17,236
                                                     =========     =========     ========     ========     =========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


The table below presents net unrealized gains on investments by asset class at December 31,

                                                         2007    2006    2005
                                                        ------- ------- -------
                                                            (in thousands)
Fixed maturities, available for sale                    $39,782 $60,760 $42,007
Other long term investments                               4,178   3,254   5,042
                                                        ------- ------- -------
Unrealized gains on investments                         $43,960 $64,014 $47,049
                                                        ======= ======= =======

Included in other long term investments are equity securities.

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2007 and 2006 respectively:

                                                   Less than twelve months Twelve months or more         Total
                                                   ----------------------- --------------------- ---------------------
                                                     Fair      Unrealized   Fair     Unrealized    Fair     Unrealized
                                                     Value       Losses     Value      Losses      Value      Losses
                                                   ----------  ----------  --------  ----------  ---------- ----------
                                                                           (in thousands)
Fixed maturities, available for sale: 2007

U.S. Treasury securities and obligations of U.S.
  government corporations and agencies             $  241,430   $    11    $  2,907   $   113    $  244,337  $   124
Foreign government bonds                               40,632        --          --        --        40,632       --
Corporate securities                                2,096,194    11,824     343,673     9,937     2,439,867   21,761
Residential mortgage-backed securities                529,566        60      20,489       420       550,055      480
Commercial mortgage-backed securities                 499,449       696       7,448         4       506,897      700
Asset-Backed Securities                               477,664    18,395     165,002     4,272       642,666   22,667
                                                   ----------   -------    --------   -------    ----------  -------

Total                                              $3,884,935   $30,986    $539,519   $14,746    $4,424,454  $45,732
                                                   ==========   =======    ========   =======    ==========  =======

Fixed maturities, available for sale: 2006

U.S. Treasury securities and obligations of U.S.
  government corporations and agencies             $   10,782   $    41    $  9,995   $   198    $   20,777  $   239
Foreign government bonds                                5,695        15       2,663        45         8,358       60
Corporate securities                                  363,697     4,034     540,307    14,830       904,004   18,864
Residential mortgage-backed securities                 25,626        68      37,363       861        62,989      929
Commercial mortgage-backed securities                  39,846       143       6,901        79        46,747      222
Asset-Backed Securities                               349,559       323     144,421     4,518       493,980    4,841
                                                   ----------   -------    --------   -------    ----------  -------

Total                                              $  795,205   $ 4,624    $741,650   $20,531    $1,536,855  $25,155
                                                   ==========   =======    ========   =======    ==========  =======

As of December 31, 2007, gross unrealized losses on fixed maturities totaled $45.7 million comprising 885 issuers. Of this amount, there was $30.9 million in the less than twelve months category comprising 810 issuers and $14.8 million in the greater than twelve months category comprising 75 issuers. There were 2 individual issuers with gross unrealized losses greater than $2 million. The gross unrealized losses of less than twelve months are comprised of $24.2 million of investment grade securities. Approximately $9.6 million of gross unrealized losses of twelve months or more were concentrated in the asset backed, services and manufacturing sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Consolidated Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities was not warranted at December 31, 2007.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


As of December 31, 2006, gross unrealized losses on fixed maturities totaled $25 million comprising 325 issuers. Of this amount, there was $4.6 million in the less than twelve months category comprising 149 issuers and $20.5 million in the greater than twelve months category comprising 176 issuers. There were 3 individual issuers with gross unrealized losses greater than $1 million. The gross unrealized losses of less than twelve months are comprised of $0.4 million of investment grade securities. Approximately $8 million of gross unrealized losses of twelve months or more were concentrated in the finance and manufacturing sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Consolidated Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities was not warranted at December 31, 2006.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2007 and 2006, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position were $408 million and $142 million, respectively.

Fixed maturities of $4 million at December 31, 2007 and 2006 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                               2007        2006        2005
                                            ----------  ----------  ----------
                                                      (in thousands)
 Balance, beginning of year                 $1,959,431  $1,663,003  $1,429,027
 Capitalization of commissions, sales and
   issue expenses                              490,422     383,410     340,260
 Amortization                                 (285,443)    (76,436)   (209,721)
 Change in unrealized investment
   gains/(losses)                               13,071     (10,546)    103,437
 Impact of adoption of SOP 05-1                 (3,166)         --          --
                                            ----------  ----------  ----------
 Balance, end of year                       $2,174,315  $1,959,431  $1,663,003
                                            ==========  ==========  ==========

Deferred acquisition costs include reductions in capitalization and amortization related to the reinsurance expense allowances resulting from the coinsurance treaty with Prudential Reinsurance Captive Company or "PARCC," discussed in Note 13 to the Consolidated Financial Statements below. Ceded capitalization in the above table amounted to $123 million, $85 million and $69 million in 2007, 2006 and 2005 respectively. Amortization amounted to $16 million, $16 million and $17 million in 2007, 2006 and 2005 respectively.

5. POLICYHOLDERS' LIABILITIES

Future policy benefits at December 31, are as follows:

                                                   2007                 2006
                                                ----------           ----------
                                                       (in thousands)
Life insurance - domestic                       $1,390,687           $1,060,657
Life insurance - Taiwan                            650,384              592,649
Individual and group annuities                      49,625               48,625
Policy claims and other contract liabilities        84,630               63,558
                                                ----------           ----------
Total future policy benefits                    $2,175,326           $1,765,489
                                                ==========           ==========

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities with life contingencies that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the aggregate of
(1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience,

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


5. POLICYHOLDERS' LIABILITIES (continued)

and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for setting domestic insurance reserves and 6.18% to 7.43% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. The interest rates used in the determination of present values range from 1.06% to 14.75%, with approximately 23.47% of the reserves based on an interest rate in excess of 8.00%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. The interest rates used in the determination of the present values range from 4.04% to 5.85%.

Policyholders' account balances at December 31, are as follows:

                                                             2007       2006
                                                          ---------- ----------
                                                             (in thousands)
Interest-sensitive life contracts                         $3,244,881 $3,021,582
Individual annuities                                       1,348,884  1,650,069
Guaranteed investment contracts and guaranteed interest
  accounts                                                   245,156    568,028
Dividend accumulations and other                             237,733    244,242
                                                          ---------- ----------
Total policyholders' account balances                     $5,076,654 $5,483,921
                                                          ========== ==========

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates range from 3.00% to 5.35% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 1.06% to 13.00%, with less than 1.00% of policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed interest accounts range from 3.00% to 6.00%. Interest crediting rates range from 1.50% to 6.23% for dividend accumulations and other.

6. REINSURANCE

The Company participates in reinsurance, with Prudential Insurance, Prudential of Taiwan, Prudential Arizona Reinsurance Capitive Company "PARCC", Universal Prudential Arizona Reinsurance Captive "UPARC" and other companies, in order to provide risk diversification, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

During 2007, the Company amended the reinsurance agreements it entered into in 2005 covering its Lifetime Five benefit ("LT5"). The coinsurance agreement entered into with Prudential Insurance in 2005 provided for the 100% reinsurance of its LT5 feature sold on new business prior to May 6, 2005. This agreement was recaptured effective August 1, 2007. Effective July 1, 2005, the Company entered into a coinsurance agreement with Pruco Reinsurance, Ltd. ("Pruco Re") providing for the 100% reinsurance of its LT5 feature sold on new business after May 5, 2005 as well as for riders issued on or after March 15, 2005 forward on business in-force before March 15, 2005. This agreement was amended effective August 1, 2007 to include the reinsurance of business sold prior to May 6, 2005 that was previously reinsured to Prudential Insurance.

Effective November 20, 2006, the Company entered into a coinsurance agreement with Pruco Re. providing for the 100% reinsurance of its Highest Daily Lifetime Five benefit feature sold on its annuities.

Effective October 1, 2006, the Company entered into an agreement to reinsure its universal life policies having no-lapse guarantees with an affiliated company, UPARC. UPARC reinsures 90% of the net amount of mortality at risk as well as 100% of the risk of uncollectible policy charges and fees associated with the no lapse provision of these policies.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


6. REINSURANCE (continued)


Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for both long and short duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements, including the Company's reinsurance of all its Taiwan business as of February 1, 2001, are described further in Note 13 of the Consolidated Financial Statements.

Reinsurance amounts included in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, are as follows:

                                               2007        2006        2005
                                            ----------  ----------  ----------
                                                      (in thousands)
 Direct premiums and policy charges and
   fee income                               $1,604,200  $1,279,125  $1,159,167
 Reinsurance ceded                            (854,254)   (687,916)   (556,706)
                                            ----------  ----------  ----------
 Premiums and policy charges and fee income    749,946     591,209     602,461
                                            ----------  ----------  ----------

 Policyholders' benefits ceded              $  434,522  $  362,945  $  294,674
                                            ----------  ----------  ----------
 Realized capital gains ceded, net          $   35,557  $   16,100  $       --
                                            ----------  ----------  ----------

Reinsurance premiums ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Realized capital gains ceded include the reinsurance of the Company's derivatives under SFAS No. 133. Changes in the fair value of the derivatives are recognized through "Realized investment gains". The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives to affiliates. The Company also sells certain universal life products that contain a no lapse guarantee provision. The Company entered into an agreement with an affiliate (See Note 13 to the Consolidated Financial Statements) to reinsure these guarantees. These reinsurance agreements are derivatives and have been accounted for in the same manner as the embedded derivative.

Reinsurance recoverables, included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                            2007       2006
                                                         ---------- ----------
                                                             (in thousands)
 Domestic life insurance - affiliated                    $  947,616 $  616,707
 Domestic life insurance - unaffiliated                       1,910       (632)
 Taiwan life insurance-affiliated                           650,384    592,649
                                                         ---------- ----------
                                                         $1,599,910 $1,208,724
                                                         ========== ==========

Substantially all reinsurance contracts are with affiliates as of December 31, 2007 and 2006. These contracts are described further in Note 13 of the Consolidated Financial Statements.

The gross and net amounts of life insurance in force at December 31, were as follows:

                                        2007           2006           2005
                                   -------------  -------------- -------------
                                                  (in thousands)
Life insurance face amount in
  force                            $ 388,072,515  $ 307,804,610  $ 253,768,618
Ceded                               (346,204,265)  (271,758,791)  (221,900,847)
                                   -------------  -------------  -------------
Net amount of life insurance in
  force                            $  41,868,250  $  36,045,819  $  31,867,771
                                   =============  =============  =============

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


7. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, are as follows:

                                                     2007     2006      2005
                                                   -------  --------  --------
                                                          (in thousands)
Current tax (benefit) expense:
   U.S.                                            $ 8,570  $ 89,030  $(30,108)
   Foreign                                              --         4        --
                                                   -------  --------  --------
Total                                                8,570    89,034   (30,108)
                                                   -------  --------  --------
Deferred tax expense (benefit):
   U.S.                                             55,842   (26,572)   51,409
                                                   -------  --------  --------
Total                                               55,842   (26,572)   51,409
                                                   -------  --------  --------
Total income tax expense on income from operations $64,412  $ 62,462  $ 21,301
   Other comprehensive (loss) income                (3,062)    4,454   (29,525)
   Cumulative effect of changes in accounting
     policy                                           (693)       --        --
                                                   -------  --------  --------
Total income tax expense                           $60,657  $ 66,916  $ (8,224)
                                                   =======  ========  ========

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                    2007      2006      2005
                                                  --------  --------  --------
                                                         (in thousands)
Expected federal income tax expense               $109,111  $113,839  $ 88,276
Non taxable investment income                      (41,824)  (43,688)  (26,556)
Tax credits                                         (5,203)   (6,773)       --
IRS settlement for examination period 1997 to
  2001                                                  --        --   (32,656)
Other                                                2,328      (916)   (7,763)
                                                  --------  --------  --------
Total income tax expense                          $ 64,412  $ 62,462  $ 21,301
                                                  ========  ========  ========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                                2007     2006
                                                              -------- --------
                                                               (in thousands)
 Deferred tax assets
    Insurance reserves                                        $124,182 $121,208
    Investments                                                 15,371   19,477
    Other                                                        4,265      563
                                                              -------- --------
    Deferred tax assets                                        143,818  141,248
                                                              -------- --------

 Deferred tax liabilities
    Deferred acquisition costs                                 582,578  525,774
    Net unrealized gains on securities                          17,801   20,301
    Other                                                        1,643    1,954
                                                              -------- --------
    Deferred tax liabilities                                   602,022  548,029
                                                              -------- --------

 Net deferred tax liability                                   $458,204 $406,781
                                                              ======== ========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


7. INCOME TAXES (continued)


Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

On January 1, 2007, the Company adopted FIN No. 48, "Accounting for Uncertainty in Income Taxes," an Interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on a tax return. Adoption of FIN No. 48 resulted in an increase to the Company's income tax liability and a decrease to retained earnings of $0.7 million as of January 1, 2007.

The Company's unrecognized tax benefits as of the date of adoption of FIN No. 48 and as of December 31, 2007 are as follows:

                                                      Unrecognized    Total
                                        Unrecognized  tax benefits unrecognized
                                        tax benefits    2002 and   tax benefits
                                        prior to 2002   forward     all years
                                        ------------- ------------ ------------
                                                    (in thousands)
Amounts as of January 1, 2007              $45,118       $6,608      $51,726

(Decreases) in unrecognized tax
  benefits taken in prior period                 0         (826)        (826)
Increases in unrecognized tax benefits
  taken in current period                        0            0            0
                                           -------       ------      -------
Amount as of December 31, 2007             $45,118       $5,782      $50,900
                                           =======       ======      =======

Unrecognized tax benefits that, if
  recognized, would favorably impact
  the effective rate as of
  December 31, 2007                        $45,118       $    0      $45,118
                                           =======       ======      =======

The Company classifies all interest and penalties related to tax uncertainties as income tax expense. In 2007, the Company recognized $0.7 million in the statement of operations and recognized $4.8 million in liabilities in the statement of financial position for tax-related interest and penalties.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (the Service) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (tax attributes), the statute of limitations does not close, to the extent of these tax attributes, until the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to our liability for income taxes. Any such adjustment could be material to our results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

On January 26, 2006, the Service officially closed the audit of the Company's consolidated federal income tax returns for the 1997 to 2001 periods. As a result of certain favorable resolutions, the Company's consolidated statement of operations for the year ended December 31, 2005 included an income tax benefit of $33 million, reflecting a reduction in the Company's liability for income taxes. The statute of limitations has closed for these tax years; however, there were tax attributes which were utilized in subsequent tax years for which the statute of limitations remains open.

In December 2006, the Service completed all fieldwork with regards to its examination of the consolidated federal income tax returns for tax years 2002-2003. The final report was submitted to the Joint Committee on Taxation for their review in April 2007. In July 2007, the Joint Committee returned the report to the Service for additional review of an industry issue regarding the methodology for calculating the dividends received deduction related to variable life insurance and annuity contracts. The Company is responding to the Service's request for additional information. In August 2007, the Service issued Revenue Ruling 2007-54. Revenue Ruling 2007-54 included among other items, guidance on the methodology to be followed in calculating the dividends received deduction related to variable life insurance and annuity contracts. In September 2007, the Service released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the Service intend to address through new regulations the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the dividends received deduction related to variable life insurance and annuity contracts. These activities had no impact on the Company's 2007 results. The statute of limitations for the 2002-2003 tax years expires in 2009.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


7. INCOME TAXES (continued)


In January 2007, the Service began an examination of tax years 2004 through 2006. For tax year 2007, the Company participated in the Service's new Compliance Assurance Program (CAP). Under CAP, the Service assigns an examination team to review completed transactions contemporaneously during the 2007 tax year in order to reach agreement with the Company on how they should be reported in the tax return. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax return is filed It is management's expectation this new program will significantly shorten the time period between the Company's filing of its federal income tax return and the Service's completion of its examination of the return.

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period including withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization or withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. As of December 31, 2007 and 2006 the Company had the following guarantees associated with these contracts, by product and guarantee type:

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)



                                                December 31, 2007               December 31, 2006
                                         ------------------------------- -------------------------------
                                         In the Event At Annuitization / In the Event At Annuitization /
                                           of Death    Accumulation (1)    of Death    Accumulation (1)
                                         ------------ ------------------ ------------ ------------------
                                                 (in thousands)                  (in thousands)
Variable Annuity Contracts
Return of net deposits
Account value                            $ 4,997,756             N/A     $ 3,646,205             N/A
Net amount at risk                       $     4,104             N/A     $     1,834             N/A
   Average attained age of
     contractholders                        62 years             N/A        62 years             N/A
Minimum return or contract value
Account value                            $11,355,802      $7,028,798     $10,995,201      $4,980,649
Net amount at risk                       $   739,233      $   59,013     $   854,303      $    1,029
   Average attained age of
     contractholders                        65 years        61 years        65 years        60 years
Average period remaining until earliest
  expected annuitization                         N/A         6 years             N/A         5 years

--------
(1) Includes income and withdrawal benefits as described herein


                                                                                              Adjusted
Market value adjusted annuities          Unadjusted Value   Adjusted Value   Unadjusted Value  Value
-------------------------------          ----------------- ----------------- ---------------- --------
Account value                               $   204,459       $   202,853        $251,407     $254,561

                                         December 31, 2007 December 31, 2006
                                         ----------------- -----------------
                                                In the Event of Death
                                         -----------------------------------
                                                   (in thousands)
Variable Life, Variable Universal Life
  and Universal Life Contracts
No Lapse Guarantees
Separate account value                      $ 2,194,765       $ 2,070,319
General account value                       $   976,679       $   781,701
Net amount at risk                          $43,309,645       $41,159,955
Average attained age of contractholders        48 years          47 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                           (in thousands)
 Equity funds                                         $ 9,126,548  $ 9,601,656
 Bond funds                                               590,295      621,970
 Balanced funds                                         4,763,978    2,303,074
 Money market funds                                       328,323      289,776
 Specialty funds                                          136,383       83,967
                                                      -----------  -----------
    Total                                             $14,945,527  $12,900,443
                                                      ===========  ===========

In addition to the above mentioned amounts invested in separate account investment options, $1.408 billion and $1.741 billion of account balances of variable annuity contracts with guarantees (inclusive of contracts with MVA features) were invested in general account investment options in 2007 and 2006 respectively.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


Liabilities For Guaranteed Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum income and withdrawal benefits ("GMIWB"), are considered to be bifurcated embedded derivatives under SFAS No. 133. Changes in the fair value of these derivatives, along with any fees received or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." The liabilities for GMWB, and GMIWB are included in "Future policy benefits." The Company maintains a portfolio of derivative investments that serve as an economic hedge of the risks of these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivatives investments does not qualify for hedge accounting treatment under U.S. GAAP.

                                            GMDB      GMIB    GMIWB     Total
                                          --------  -------  -------  --------
                                                     (in thousands)
 Balance as of January 1, 2005            $ 43,837  $ 7,425  $    --  $ 51,262
    Incurred guarantee benefits /(1)/       25,021    4,941   (1,370)   28,592
    Paid guarantee benefits                (16,663)      --       --   (16,663)
                                          --------  -------  -------  --------
 Balance as of December 31, 2005          $ 52,195  $12,366  $(1,370) $ 63,191
    Incurred guarantee benefits /(1)/       32,632    5,370   (6,966)   31,036
    Paid guarantee benefits                (15,779)      --       --   (15,779)
                                          --------  -------  -------  --------
 Balance as of December 31, 2006          $ 69,048  $17,736  $(8,336) $ 78,448
    Incurred guarantee benefits /(1)/       33,005   (8,831)  43,569    67,743
    Paid guarantee benefits                (11,198)      --       --   (11,198)
                                          --------  -------  -------  --------
 Balance as of December 31, 2007          $ 90,855  $ 8,905  $35,233  $134,993
                                          ========  =======  =======  ========
--------
(1) Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates effecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The GMIWB features predominantly present a benefit that provides a contractholder with two optional methods to receive guaranteed minimum payments over time-- a "withdrawal" option (available on only one of registrant's GMIWB features) and an "income" option (available under each of registrant's GMIWB features). The withdrawal option guarantees that, upon the election of such benefit, a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of: (1) the account value on the date of first withdrawal; (2) cumulative premiums when withdrawals commence, less cumulative withdrawals plus a minimum return; or (3) the highest contract value on a specified date minus any withdrawals. The income option guarantees that a contractholder can withdraw a specified percentage of the

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

"protected value" each year for the annuitant's life (or joint lives, in the case of the spousal version of the benefit). The Company has several variations of this GMIWB that vary, among other things, with regard to how the protected value is calculated and how the customer may make withdrawals.

Deferred Sales Inducements

The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. The Company offers various types of sales inducements. These inducements include: (i) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (ii) additional interest credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                                    2007      2006      2005
                                                  --------  --------  --------
                                                         (in thousands)
Balance, beginning of year                        $182,578  $139,012  $110,460
Capitalization                                      57,253    57,302    43,349
Amortization                                       (24,774)  (13,736)  (14,797)
                                                  --------  --------  --------
Balance, end of year                              $215,057  $182,578  $139,012
                                                  ========  ========  ========

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) for the Company amounted to $61 million, $499 million, and $2 million for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory surplus of the Company amounted to $773 million and $1,020 million at December 31, 2007 and 2006, respectively. The Company obtained reinsurance in October 2006 on the portion of Universal life business containing no lapse guarantees, from an affiliate. This affiliated reinsurance agreement mitigates surplus strain and is discussed further in Note 13 to the Consolidated Financial Statements.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company would be permitted a dividend distribution of up to $57 million without prior approval in 2007. The Company paid a dividend of $102 million, and returned capital of $198 million, to its parent company in 2007. In 2006, there were no dividends paid or a return of capital to the parent company.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments. See Note 11 to the Consolidated Financial Statements for a discussion of derivative instruments.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


10. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)


Fixed maturities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values. In determining the fair value of certain fixed maturity securities, the discounted cash flow model may also use unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the security.

Commercial Loans

The fair value of commercial loans, other than those held by the Company's commercial mortgage operations, is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, and adjusted for the current market spread for similar quality loans.

The fair value of commercial loans held by the Company's commercial mortgage operations is based upon various factors, including the terms of the loans, the intended exit strategy for the loans based upon either a securitization pricing model or commitments from investors, prevailing interest rates, and credit risk.

Policy loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts

For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates being offered for similar contracts with maturities consistent with those of the contracts being valued. For individual deferred annuities and other deposit liabilities, carrying value approximates fair value. Investment contracts are reflected within "Policyholders' account balances."

The following table discloses the carrying amounts and fair values of the Company's financial instruments at December 31:

                                     2007                       2006
                          --------------------------  ------------------------
                            Carrying                    Carrying
                             Value       Fair Value      Value      Fair Value
                          -----------  -------------- -----------  -----------
                                       (in thousands)
Financial assets:

Fixed maturities,
  available for sale      $ 4,509,969   $ 4,509,969   $ 4,911,274  $ 4,911,274
Policy loans                  961,054     1,079,129       915,060      973,206
Short term investments        119,606       119,606        97,097       97,097
Commercial Loans              745,223       750,581       508,094      510,985
Cash and cash equivalents      92,964        92,964       485,199      485,199
Separate account assets    24,609,488    24,609,488    21,952,272   21,952,272
Derivatives                   (20,497)      (20,497)       (2,973)      (2,973)
Equity Securities              30,107        30,107        29,683       29,683

Financial liabilities:

Investment contracts      $   363,730   $   363,730   $   660,631  $   659,100
Cash collateral for
  loaned securities           142,680       142,680       134,982      134,982
Securities sold under
  agreements to
  repurchase                  272,803       272,803        13,226       13,226
Short Term Debt to
  affiliates                   55,863        55,863        25,348       25,348
Separate account
  liabilities              24,609,488    24,609,488    21,952,272   21,952,272

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Exchange-traded futures are used by the Company to reduce risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the values of underlying referenced securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures transactions with regulated futures commissions merchants that are members of a trading exchange.

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

As described in Note 8, the Company sells variable annuity products which contain embedded derivatives. The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives to affiliates. The Company also sells certain universal life products that contain a no lapse guarantee provision. The Company entered into an agreement with an affiliate (See Note 13 to the Consolidated Financial Statements) to reinsure these guarantees that are accounted for in the same manner as the embedded derivative. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available for sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


11. DERIVATIVE INSTRUMENTS (continued)


Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties that is related to the financial derivative transactions. The Company manages credit risk by entering into derivative transactions with major commercial and investment banks and other creditworthy counterparties, and by obtaining collateral where appropriate and by limiting its single party credit exposures.

The credit exposure of the Company's over-the-counter (OTC) derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date. Substantially all of the Company's over-the-counter derivative contracts are transacted with an affiliate. The Company effects exchange-traded futures and options transactions through regulated exchanges and these transactions are settled on a daily basis, thereby reducing credit risk exposure in the event of nonperformance by counterparties to such financial instruments.

12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $23 million of commercial loans in 2007. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $42 million in 2007.

Contingencies

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing, administration and servicing, and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In these cases, we offer customers appropriate remediation and may incur charges and expenses, including the costs of such remediation, administrative costs and regulatory fines.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Proceedings

We are subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. We are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuity operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. We are also subject to litigation arising out of our general business activities, such as our investments and third-party contracts. Regulatory authorities from time to time make inquiries and conduct investigations and examinations relating particularly to us and our businesses and products. In addition, we, along with other participants in the businesses in which we engage, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of a litigation or regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against the Company and Prudential Insurance. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. Motions for a new trial, judgment notwithstanding the verdict and remittitur were denied in June 2006. In October 2007, the Mississippi Supreme Court reversed the trial court and dismissed the case. Plaintiffs filed a motion for reconsideration, which was denied.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS (continued)


Our litigation and regulatory matters are subject to many uncertainties, and given its complexity and scope, their outcome cannot be predicted. It is possible that our results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on our financial position. Management believes, however, that based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on our financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. Beginning in 2003, general and administrative expenses also includes allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $0.4 million for the twelve months ended December 31, 2007 and 2006. The expense charged to the Company for the deferred compensation program was $3 million and $4 million for the twelve months ended December 31, 2007 and 2006, respectively.

The Company receives a charge to cover its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earning and length of service. While others are based on an account balance, which takes into consideration age, service and earnings during career.

Prudential Insurance sponsors voluntary savings plans for the Company's employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged the Company for the matching contribution to the plans was $3.5 million, $2.6 million and $2.2 million in 2007, 2006 and 2005 respectively.

The Company's share of net expense for the pension plans was $7.4 million, $7.2 million and $4.6 million in 2007, 2006 and 2005 respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Affiliated Asset Management Fee Income

In accordance with a revenue sharing agreement with Prudential Investments LLC, the Company receives fee income from policyholders' account balances invested in the Prudential Series Funds ("PSF"). The Company also receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds. These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income.

Corporate Owned Life Insurance

The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one during the third quarter of 2007 to Prudential Financial. The cash surrender value included in separate accounts for the COLI policies was $1.431 billion and $1.322 billion at December 31, 2007 and December 31, 2006, respectively. Fees related to the COLI policies were $33 million, $20 million and $21 million for the years ending December 31, 2007, 2006 and 2005.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


13. RELATED PARTY TRANSACTIONS (continued)


Reinsurance with affiliates

UPARC

Effective October 1, 2006, the Company entered into an agreement to reinsure universal life policies written by Pruco Life Insurance Company with no-lapse guarantees with an affiliated company, UPARC. UPARC reinsures 90% of the net amount of mortality at risk as well as 100% of the risk of uncollectible policy charges and fees associated with the no lapse provision of these policies. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. There was no net cost associated with the initial transactions.

Reinsurance recoverables related to this transaction were $24 million and $5 million as of December 31, 2007 and December 31, 2006, respectively. Fees ceded to UPARC in 2007 and 2006 were $39 million and $8 million, respectively. Benefits ceded in 2007 and 2006 were $30 million and $6 million, respectively. Realized gains and losses include a $13 million gain related to the change in the value of embedded derivatives resulting from reinsuring the no lapse feature.

Concurrent with implementing this new agreement, the Company recaptured the policies previously reinsured under a yearly renewable term reinsurance treaty with Prudential Insurance.

PARCC

The Company reinsures with PARCC 90% of the risks under its term life insurance policies through an automatic and facultative coinsurance agreement. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. Reinsurance recoverables related to this transaction were $835 million and $556 million as of December 31, 2007 and December 31, 2006, respectively. Premiums ceded to PARCC in 2007, 2006 and 2005 were $528 million and $388 million and $297 million, respectively. Benefits ceded in 2007, 2006 and 2005 were $197 million, $144 million, and $111 million respectively.

Concurrent with implementing this new agreement, the Company recaptured the policies previously reinsured under a coinsurance treaty with Pruco Re.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks, not otherwise reinsured. Reinsurance recoverables were $53 million and $56 million as of December 31, 2007 and December 31, 2006, respectively. Premiums and fees ceded to Prudential Insurance in 2007, 2006 and 2005 were $203 million, $208 million and $178 million, respectively. Benefits ceded in 2007, 2006 and 2005 were $191 million, $199 million and $174 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. During 2005, the Company entered into a coinsurance agreement with Prudential Insurance providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities prior to May 6, 2005 as part of its risk management and capital management strategies for annuities.

The Company has reinsured a group annuity contract, with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract. In addition, there are two yearly renewable term agreements in which the Company may offer, and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. Group annuities affiliated benefits ceded were $2 million in 2007, $2 million in 2006, and $2 million in 2005.

Pruco Re

During 2007, the Company amended the reinsurance agreements it entered into in 2005 covering its Lifetime Five benefit ("LT5"). The coinsurance agreement entered into with Prudential Insurance in 2005 provided for the 100% reinsurance of its LT5 feature sold on new business prior to May 6, 2005. This agreement was recaptured effective August 1, 2007. Effective July 1, 2005, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its LT5 feature sold on new business after May 5, 2005 as well as for riders issued on or after March 15, 2005 forward on business in-force before March 15, 2005. This agreement was amended effective August 1, 2007 to include the reinsurance of business sold prior to May 6, 2005 that was previously reinsured to Prudential Insurance.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


13. RELATED PARTY TRANSACTIONS (continued)


Effective November 20, 2006, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Highest Daily Lifetime Five benefit feature sold on its annuities. Reinsurance recoverables related to this agreement were $35 million as of December 31, 2007.

Taiwan branch reinsurance agreement

On January 31, 2001, the Company transferred all of its assets and liabilities associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated Company, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan"), a wholly owned subsidiary of Prudential Financial.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverables is established.

Affiliated premiums ceded for the periods ended December 31, 2007, 2006 and 2005 from the Taiwan coinsurance agreement were $82 million, $84 million and $81 million, respectively. Affiliated benefits ceded for the periods ended December 31, 2007, 2006 and 2005 from the Taiwan coinsurance agreement were $17 million, $15 million and $13 million, respectively.

Included in the total affiliated reinsurance recoverables balances of $1,598 million and $1,209 million at December 31, 2007 and December 31, 2006, respectively, were reinsurance recoverables related to the Taiwan coinsurance agreement of $650 million and $593 million at December 31, 2007 and December 31, 2006, respectively.

Purchase of fixed maturities from an affiliate

During 2007, the Company purchased fixed maturities securities from an affiliated company, Commerce Street. The investments included collateralized mortgage backed securities. These securities were recorded at an amortized cost of $136 million and a fair value of $135 million. The net difference between historic amortized cost and the fair value, net of taxes was $1 million.

During 2007, the Company purchased fixed maturities securities from Prudential Insurance. The investments included public and private placement bonds. These securities were recorded at an amortized cost of $64 million and a fair value of $64 million. The net difference between historic amortized cost and the fair value, net of taxes was less than $1 million.

During 2006 the Company transferred fixed maturities securities, from the Company to an affiliate. The investments included public and private high yield bonds, private placement bonds, and mortgage loans. These securities were recorded at an amortized cost of $151 million and a fair value of $150 million. The net difference between historic amortized cost and the fair value, net of taxes was less than $1 million.

Debt Agreements

The Company has an agreement with Prudential Funding, LLC, a wholly owned subsidiary of Prudential Insurance which allows it to borrow funds for working capital and liquidity needs. The borrowings under this agreement are limited to $600 million. There was $56 million of debt outstanding to Prudential Funding, LLC as of December 31, 2007 as compared to $25 million at December 31, 2006. Interest expense related to this agreement was $0.6 million in 2007 and $3 million in 2006, with related interest charged at a variable rate of 4.26% to 5.86%. As of December 31, 2007 and December 31, 2006, there was $415 million and $148 million, respectively, of asset-based financing.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2007 and 2006 are summarized in the table below:

                                         Three months ended (in thousands)
                                     ------------------------------------------
                                     March 31 June 30  September 30 December 31
                                     -------- -------- ------------ -----------
 2007
 Total revenues                      $276,384 $272,384   $322,648    $288,608
 Total benefits and expenses          207,972  203,941    221,058     215,307
 Income from operations before
   income taxes                        68,412   68,443    101,590      73,301
 Net income                            56,027   50,163     85,914      55,230
                                     ======== ========   ========    ========

 2006
 Total revenues                      $244,962 $226,855   $210,515    $284,109
 Total benefits and expenses          203,567  202,608     31,204     203,808
 Income from operations before
   income taxes                        41,395   24,247    179,311      80,301
 Net income                            35,333   22,938    138,991      65,530
                                     ======== ========   ========    ========

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                          SUBACCOUNTS
                                           -------------------------------------------------------------------------
                                                                                            Prudential   Prudential
                                            Prudential     Prudential                        Flexible   Conservative
                                           Money Market Diversified Bond Prudential Equity   Managed      Balanced
                                            Portfolio      Portfolio         Portfolio      Portfolio    Portfolio
                                           ------------ ---------------- ----------------- -----------  ------------
ASSETS
  Investment in the portfolios, at value.. $291,002,500   $305,166,545     $382,485,917    $25,099,640  $37,048,059
                                           ------------   ------------     ------------    -----------  -----------
  Net Assets.............................. $291,002,500   $305,166,545     $382,485,917    $25,099,640  $37,048,059
                                           ============   ============     ============    ===========  ===========

NET ASSETS, representing:
  Accumulation units...................... $291,002,500   $305,166,545     $382,485,917    $25,099,640  $37,048,059
                                           ------------   ------------     ------------    -----------  -----------
                                           $291,002,500   $305,166,545     $382,485,917    $25,099,640  $37,048,059
                                           ============   ============     ============    ===========  ===========

  Units outstanding.......................  244,094,803    177,980,463      183,783,219     13,097,287   20,216,229
                                           ============   ============     ============    ===========  ===========

  Portfolio shares held...................   29,100,250     27,996,931       12,891,335      1,371,565    2,219,776
  Portfolio net asset value per share..... $      10.00   $      10.90     $      29.67    $     18.30  $     16.69
  Investment in portfolio shares, at
   cost................................... $291,002,500   $309,857,763     $348,874,377    $24,036,075  $34,191,777

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                          SUBACCOUNTS
                                           -------------------------------------------------------------------------
                                                                                            Prudential   Prudential
                                            Prudential     Prudential                        Flexible   Conservative
                                           Money Market Diversified Bond Prudential Equity   Managed      Balanced
                                            Portfolio      Portfolio         Portfolio      Portfolio    Portfolio
                                           ------------ ---------------- ----------------- -----------  ------------
INVESTMENT INCOME
  Dividend income......................... $ 13,737,287   $ 15,946,329     $  4,077,316    $   602,010  $ 1,102,992
                                           ------------   ------------     ------------    -----------  -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............    4,188,902      4,470,334        5,878,293        375,158      549,512
                                           ------------   ------------     ------------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..............    9,548,385     11,475,995       (1,800,977)       226,852      553,480
                                           ------------   ------------     ------------    -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....            0              0          258,203        966,258            0
  Realized gain (loss) on shares
   redeemed...............................            0       (837,392)       4,876,206        409,314      598,229
  Net change in unrealized gain (loss) on
   investments............................            0      2,507,890       27,433,819       (285,863)     677,697
                                           ------------   ------------     ------------    -----------  -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................            0      1,670,498       32,568,228      1,089,709    1,275,926
                                           ------------   ------------     ------------    -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $  9,548,385   $ 13,146,493     $ 30,767,251    $ 1,316,561  $ 1,829,406
                                           ============   ============     ============    ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A1

                                                 SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------------
                               Prudential                                                    Prudential
 Prudential   Prudential High   Natural                                       Prudential        Small       T. Rowe Price
   Value        Yield Bond     Resources   Prudential Stock    Prudential      Jennison    Capitalization   International
 Portfolio       Portfolio     Portfolio   Index Portfolio  Global Portfolio  Portfolio    Stock Portfolio Stock Portfolio
------------  --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$400,689,069   $159,923,772   $22,993,836    $551,545,428     $135,883,053   $479,397,630   $ 94,435,497     $41,884,561
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------
$400,689,069   $159,923,772   $22,993,836    $551,545,428     $135,883,053   $479,397,630   $ 94,435,497     $41,884,561
============   ============   ===========    ============     ============   ============   ============     ===========

$400,689,069   $159,923,772   $22,993,836    $551,545,428     $135,883,053   $479,397,630   $ 94,435,497     $41,884,561
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------
$400,689,069   $159,923,772   $22,993,836    $551,545,428     $135,883,053   $479,397,630   $ 94,435,497     $41,884,561
============   ============   ===========    ============     ============   ============   ============     ===========

 158,069,268     95,300,290     2,521,301     299,308,791       67,856,474    269,107,914     35,286,455      24,451,997
============   ============   ===========    ============     ============   ============   ============     ===========

  17,094,244     31,419,209       408,561      14,971,374        5,519,214     20,373,890      4,431,511       2,365,023
$      23.44   $       5.09   $     56.28    $      36.84     $      24.62   $      23.53   $      21.31     $     17.71

$365,846,546   $199,254,794   $13,213,561    $485,638,901     $107,635,134   $453,606,569   $ 74,057,595     $32,441,762

                                                 SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------------
                               Prudential                                                    Prudential
 Prudential   Prudential High   Natural                                       Prudential        Small       T. Rowe Price
   Value        Yield Bond     Resources   Prudential Stock    Prudential      Jennison    Capitalization   International
 Portfolio       Portfolio     Portfolio   Index Portfolio  Global Portfolio  Portfolio    Stock Portfolio Stock Portfolio
------------  --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$  5,876,480   $ 12,254,068   $   121,211    $  9,127,999     $  1,480,533   $  1,389,915   $    605,822     $   578,755
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------


   6,537,556      2,449,016       281,108       8,997,942        2,090,691      7,341,842      1,552,998         610,549
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------

    (661,076)     9,805,052      (159,897)        130,057         (610,158)    (5,951,927)      (947,176)        (31,794)
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------

  47,470,473              0     3,584,562               0                0              0      6,898,491       4,650,707

  21,349,379     (6,697,827)    1,993,557      15,820,502        5,221,065       (512,787)     9,399,824       2,907,894

 (58,913,015)      (785,085)    2,249,162       6,897,909        7,338,251     56,194,783    (16,479,504)     (2,772,301)
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------

   9,906,837     (7,482,912)    7,827,281      22,718,411       12,559,316     55,681,996       (181,189)      4,786,300
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------

$  9,245,761   $  2,322,140   $ 7,667,384    $ 22,848,468     $ 11,949,158   $ 49,730,069   $ (1,128,365)    $ 4,754,506
============   ============   ===========    ============     ============   ============   ============     ===========


  The accompanying notes are an integral part of these financial statements.

                                      A2

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                           SUBACCOUNTS
                                           ---------------------------------------------------------------------------

                                                                                                        Janus Aspen
                                                                                                         Large Cap
                                           T. Rowe Price  Premier VIT    Premier VIT                 Growth Portfolio -
                                           Equity Income OpCap Managed OpCap Small Cap AIM V.I. Core   Institutional
                                             Portfolio     Portfolio      Portfolio     Equity Fund        Shares
                                           ------------- ------------- --------------- ------------- ------------------
ASSETS
  Investment in the portfolios, at value.. $125,668,437  $132,248,504   $ 64,058,473   $166,656,329     $109,043,479
                                           ------------  ------------   ------------   ------------     ------------
  Net Assets.............................. $125,668,437  $132,248,504   $ 64,058,473   $166,656,329     $109,043,479
                                           ============  ============   ============   ============     ============

NET ASSETS, representing:
  Accumulation units...................... $125,668,437  $132,248,504   $ 64,058,473   $166,656,329     $109,043,479
                                           ------------  ------------   ------------   ------------     ------------
                                           $125,668,437  $132,248,504   $ 64,058,473   $166,656,329     $109,043,479
                                           ============  ============   ============   ============     ============

  Units outstanding.......................   52,567,150    76,642,743     25,324,620     87,692,122       61,484,350
                                           ============  ============   ============   ============     ============

  Portfolio shares held...................    5,304,704     3,424,353      2,194,535      5,725,054        4,125,746
  Portfolio net asset value per share..... $      23.69  $      38.62   $      29.19   $      29.11     $      26.43
  Investment in portfolio shares, at
   cost................................... $103,837,366  $139,384,340   $ 61,798,362   $139,464,349     $108,572,292

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                           SUBACCOUNTS
                                           ---------------------------------------------------------------------------

                                                                                                        Janus Aspen
                                                                                                      Large Cap Growth
                                           T. Rowe Price  Premier VIT    Premier VIT                    Portfolio -
                                           Equity Income OpCap Managed OpCap Small Cap AIM V.I. Core   Institutional
                                             Portfolio     Portfolio      Portfolio     Equity Fund        Shares
                                           ------------- ------------- --------------- ------------- ------------------
INVESTMENT INCOME
  Dividend income......................... $  2,359,544  $  3,171,474   $          0   $  1,883,919     $    789,797
                                           ------------  ------------   ------------   ------------     ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............    1,983,532     2,043,526      1,034,578      2,533,273        1,577,699
                                           ------------  ------------   ------------   ------------     ------------

NET INVESTMENT INCOME (LOSS)..............      376,012     1,127,948     (1,034,578)      (649,354)        (787,902)
                                           ------------  ------------   ------------   ------------     ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....    7,769,554    10,695,046     16,127,016              0                0
  Realized gain (loss) on shares
   redeemed...............................    7,331,835        13,019      3,952,665      5,769,201       (1,082,446)
  Net change in unrealized gain (loss) on
   investments............................  (12,173,679)   (9,165,369)   (19,199,575)     6,982,080       16,195,731
                                           ------------  ------------   ------------   ------------     ------------

NET GAIN (LOSS) ON
   INVESTMENTS............................    2,927,710     1,542,696        880,106     12,751,281       15,113,285
                                           ------------  ------------   ------------   ------------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $  3,303,722  $  2,670,644   $   (154,472)  $ 12,101,927     $ 14,325,383
                                           ============  ============   ============   ============     ============

  The accompanying notes are an integral part of these financial statements.

                                      A3

                                               SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------------
                                                                           Franklin
   Janus Aspen                                                              Small-
  International                               Credit Suisse                Mid-Cap                       Prudential
Growth Portfolio -                            Trust Global    American      Growth      Prudential      Diversified
  Institutional    MFS Research MFS Emerging    Small Cap    Century VP   Securities  Jennison 20/20    Conservative
      Shares          Series    Growth Series   Portfolio    Value Fund      Fund     Focus Portfolio Growth Portfolio
------------------ ------------ ------------- ------------- -----------  -----------  --------------- ----------------
   $254,812,212    $33,009,480   $95,335,917   $18,049,710  $44,987,103  $41,618,057    $78,699,984     $121,479,287
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------
   $254,812,212    $33,009,480   $95,335,917   $18,049,710  $44,987,103  $41,618,057    $78,699,984     $121,479,287
   ============    ===========   ===========   ===========  ===========  ===========    ===========     ============

   $254,812,212    $33,009,480   $95,335,917   $18,049,710  $44,987,103  $41,618,057    $78,699,984     $121,479,287
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------
   $254,812,212    $33,009,480   $95,335,917   $18,049,710  $44,987,103  $41,618,057    $78,699,984     $121,479,287
   ============    ===========   ===========   ===========  ===========  ===========    ===========     ============

     58,642,797     18,594,406    54,292,172    13,308,089   21,699,456   22,772,786     44,588,199       81,707,989
   ============    ===========   ===========   ===========  ===========  ===========    ===========     ============

      3,898,596      1,627,686     3,811,912     1,281,940    6,022,370    1,816,589      4,921,825       10,260,075
   $      65.36    $     20.28   $     25.01   $     14.08  $      7.47  $     22.91    $     15.99     $      11.84

   $104,315,151    $27,787,137   $87,819,842   $17,473,277  $41,939,616  $40,794,280    $59,569,953     $105,974,953

                                               SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------------
                                                                           Franklin
   Janus Aspen                                                              Small-
  International                               Credit Suisse                Mid-Cap                       Prudential
Growth Portfolio -                            Trust Global    American      Growth      Prudential      Diversified
  Institutional    MFS Research MFS Emerging    Small Cap    Century VP   Securities  Jennison 20/20    Conservative
      Shares          Series    Growth Series   Portfolio    Value Fund      Fund     Focus Portfolio Growth Portfolio
------------------ ------------ ------------- ------------- -----------  -----------  --------------- ----------------
   $  1,524,207    $   251,339   $         0   $         0  $   895,970  $         0    $   472,054     $  4,178,703
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------


      3,478,422        491,632     1,351,105       295,520      758,394      639,854      1,174,029        1,781,676
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------

     (1,954,215)      (240,293)   (1,351,105)     (295,520)     137,576     (639,854)      (701,975)       2,397,027
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------

              0              0             0             0    4,646,224    3,336,067      7,217,340        4,660,818

     28,189,280        976,993      (275,360)      474,585    1,762,230      381,676      5,191,052        3,677,205

     31,861,438      3,178,588    18,817,545    (1,060,958)  (9,471,962)   1,310,503     (4,331,529)      (5,165,473)
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------

     60,050,718      4,155,581    18,542,185      (586,373)  (3,063,508)   5,028,246      8,076,863        3,172,550
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------

   $ 58,096,503    $ 3,915,288   $17,191,080   $  (881,893) $(2,925,932) $ 4,388,392    $ 7,374,888     $  5,569,577
   ============    ===========   ===========   ===========  ===========  ===========    ===========     ============

  The accompanying notes are an integral part of these financial statements.

                                      A4

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                           SUBACCOUNTS
                                           --------------------------------------------------------------------------
                                                                           Prudential SP                 Prudential SP
                                                        AllianceBernstein  T. Rowe Price   Prudential SP   Small Cap
                                           Davis Value      Large Cap        Large-Cap      Davis Value      Value
                                            Portfolio   Growth Portfolio  Growth Portfolio   Portfolio     Portfolio
                                           -----------  ----------------- ---------------- ------------- -------------
ASSETS
  Investment in the portfolios, at value.. $63,255,251     $ 8,527,197      $58,021,125    $228,362,951  $181,131,595
                                           -----------     -----------      -----------    ------------  ------------
  Net Assets.............................. $63,255,251     $ 8,527,197      $58,021,125    $228,362,951  $181,131,595
                                           ===========     ===========      ===========    ============  ============

NET ASSETS, representing:
  Accumulation units...................... $63,255,251     $ 8,527,197      $58,021,125    $228,362,951  $181,131,595
                                           -----------     -----------      -----------    ------------  ------------
                                           $63,255,251     $ 8,527,197      $58,021,125    $228,362,951  $181,131,595
                                           ===========     ===========      ===========    ============  ============

  Units outstanding.......................  48,816,764      11,891,126       48,894,915     148,468,885   113,884,318
                                           ===========     ===========      ===========    ============  ============

  Portfolio shares held...................   4,368,457         284,619        7,496,269      19,030,246    14,822,553
  Portfolio net asset value per share..... $     14.48     $     29.96      $      7.74    $      12.00  $      12.22
  Investment in portfolio shares, at
   cost................................... $47,626,760     $ 7,175,718      $49,172,163    $182,692,226  $185,077,260

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                           SUBACCOUNTS
                                           --------------------------------------------------------------------------
                                                                           Prudential SP                 Prudential SP
                                                        AllianceBernstein  T. Rowe Price   Prudential SP   Small Cap
                                           Davis Value      Large Cap        Large-Cap      Davis Value      Value
                                            Portfolio   Growth Portfolio  Growth Portfolio   Portfolio     Portfolio
                                           -----------  ----------------- ---------------- ------------- -------------
INVESTMENT INCOME
  Dividend income......................... $   733,458     $         0      $   139,802    $  1,876,046  $  1,482,278
                                           -----------     -----------      -----------    ------------  ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............     970,122         126,855          993,429       4,016,868     3,366,824
                                           -----------     -----------      -----------    ------------  ------------

NET INVESTMENT INCOME (LOSS)..............    (236,664)       (126,855)        (853,627)     (2,140,822)   (1,884,546)
                                           -----------     -----------      -----------    ------------  ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....   2,554,998               0                0       7,932,303    11,637,277
  Realized gain (loss) on shares
   redeemed...............................   3,945,085         336,322        1,421,093       9,727,778     4,577,654
  Net change in unrealized gain (loss) on
   investments............................  (3,967,269)        823,409        3,269,914      (8,196,204)  (23,410,698)
                                           -----------     -----------      -----------    ------------  ------------

NET GAIN (LOSS) ON
   INVESTMENTS............................   2,532,814       1,159,731        4,691,007       9,463,877    (7,195,767)
                                           -----------     -----------      -----------    ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $ 2,296,150     $ 1,032,876      $ 3,837,380    $  7,323,055  $ (9,080,313)
                                           ===========     ===========      ===========    ============  ============


  The accompanying notes are an integral part of these financial statements.

                                      A5

                                                      SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------
                                   Prudential SP    Janus Aspen    Prudential SP  Prudential SP    Prudential SP
 Prudential SP    Prudential SP     PIMCO High       Large Cap       Large Cap       AIM Core        Strategic
   Small Cap       PIMCO Total         Yield      Growth Portfolio     Value          Equity      Partners Focused
Growth Portfolio Return Portfolio    Portfolio    - Service Shares   Portfolio      Portfolio     Growth Portfolio
---------------- ---------------- --------------- ---------------- ------------- ---------------- ----------------
  $38,339,922      $425,871,092    $170,618,204     $24,218,614    $ 81,709,678    $27,701,701      $29,675,223
  -----------      ------------    ------------     -----------    ------------    -----------      -----------
  $38,339,922      $425,871,092    $170,618,204     $24,218,614    $ 81,709,678    $27,701,701      $29,675,223
  ===========      ============    ============     ===========    ============    ===========      ===========

  $38,339,922      $425,871,092    $170,618,204     $24,218,614    $ 81,709,678    $27,701,701      $29,675,223
  -----------      ------------    ------------     -----------    ------------    -----------      -----------
  $38,339,922      $425,871,092    $170,618,204     $24,218,614    $ 81,709,678    $27,701,701      $29,675,223
  ===========      ============    ============     ===========    ============    ===========      ===========

   33,028,538       332,988,738     117,649,440      20,946,118      56,357,529     22,730,048       24,364,702
  ===========      ============    ============     ===========    ============    ===========      ===========

    5,038,098        36,492,810      17,356,887         928,628       6,924,549      3,169,531        3,575,328
  $      7.61      $      11.67    $       9.83     $     26.08    $      11.80    $      8.74      $      8.30

  $32,604,969      $411,571,338    $177,048,331     $18,564,284    $ 70,871,627    $22,096,763      $24,575,175

                                                      SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------
                                                    Janus Aspen    Prudential SP                   Prudential SP
 Prudential SP    Prudential SP    Prudential SP     Large Cap       Large Cap    Prudential SP      Strategic
   Small Cap       PIMCO Total      PIMCO High    Growth Portfolio     Value         AIM Core     Partners Focused
Growth Portfolio Return Portfolio Yield Portfolio - Service Shares   Portfolio   Equity Portfolio Growth Portfolio
---------------- ---------------- --------------- ---------------- ------------- ---------------- ----------------
  $         0      $ 18,162,141    $ 12,596,228     $   138,273    $  1,440,753    $   312,897      $         0
  -----------      ------------    ------------     -----------    ------------    -----------      -----------


      678,016         6,624,280       2,930,789         392,051       1,502,769        480,295          473,973
  -----------      ------------    ------------     -----------    ------------    -----------      -----------

     (678,016)       11,537,861       9,665,439        (253,778)        (62,016)      (167,398)        (473,973)
  -----------      ------------    ------------     -----------    ------------    -----------      -----------


    1,449,645                 0       2,583,607               0       5,486,832        272,889        1,143,821

    1,643,040           328,089         112,853         860,823       5,002,904      1,245,905        1,026,654

     (398,660)       19,218,370      (8,527,837)      2,292,064     (13,929,183)       381,256        2,022,933
  -----------      ------------    ------------     -----------    ------------    -----------      -----------

    2,694,025        19,546,459      (5,831,377)      3,152,887      (3,439,447)     1,900,050        4,193,408
  -----------      ------------    ------------     -----------    ------------    -----------      -----------

  $ 2,016,009      $ 31,084,320    $  3,834,062     $ 2,899,109    $ (3,501,463)   $ 1,732,652      $ 3,719,435
  ===========      ============    ============     ===========    ============    ===========      ===========

----------------

 Prudential SP
    Mid Cap
Growth Portfolio
----------------
  $100,293,155
  ------------
  $100,293,155
  ============

  $100,293,155
  ------------
  $100,293,155
  ============

    83,211,649
  ============

    13,319,144
  $       7.53

  $ 82,867,511


----------------

 Prudential SP
    Mid Cap
Growth Portfolio
----------------
  $    215,525
  ------------


     1,679,215
  ------------

    (1,463,690)
  ------------


     8,158,264

     4,684,928

     2,414,821
  ------------

    15,258,013
  ------------

  $ 13,794,323
  ============

  The accompanying notes are an integral part of these financial statements.

                                      A6

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                             SUBACCOUNTS
                                           ------------------------------------------------------------------------------
                                                         Prudential SP
                                           SP Prudential Conservative  Prudential SP   Prudential SP     Prudential SP
                                           U.S. Emerging     Asset     Balanced Asset  Growth Asset        Aggressive
                                              Growth      Allocation     Allocation     Allocation        Growth Asset
                                             Portfolio     Portfolio     Portfolio       Portfolio    Allocation Portfolio
                                           ------------- ------------- -------------- --------------  --------------------
ASSETS
  Investment in the portfolios, at value.. $151,174,825  $578,395,432  $1,246,648,017 $1,076,920,430      $150,328,314
                                           ------------  ------------  -------------- --------------      ------------
  Net Assets.............................. $151,174,825  $578,395,432  $1,246,648,017 $1,076,920,430      $150,328,314
                                           ============  ============  ============== ==============      ============

NET ASSETS, representing:
  Accumulation units...................... $151,174,825  $578,395,432  $1,246,648,017 $1,076,920,430      $150,328,314
                                           ------------  ------------  -------------- --------------      ------------
                                           $151,174,825  $578,395,432  $1,246,648,017 $1,076,920,430      $150,328,314
                                           ============  ============  ============== ==============      ============

  Units outstanding.......................   87,699,272   339,433,316     645,652,884    486,655,639        87,310,185
                                           ============  ============  ============== ==============      ============

  Portfolio shares held...................   17,975,603    47,840,813     103,542,194     92,918,070        13,984,029
  Portfolio net asset value per share..... $       8.41  $      12.09  $        12.04 $        11.59      $      10.75
  Investment in portfolio shares, at
   cost................................... $125,257,548  $507,297,156  $1,040,843,480 $  866,138,987      $115,857,021

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                             SUBACCOUNTS
                                           ------------------------------------------------------------------------------
                                                         Prudential SP
                                           SP Prudential Conservative  Prudential SP   Prudential SP     Prudential SP
                                           U.S. Emerging     Asset     Balanced Asset  Growth Asset        Aggressive
                                              Growth      Allocation     Allocation     Allocation        Growth Asset
                                             Portfolio     Portfolio     Portfolio       Portfolio    Allocation Portfolio
                                           ------------- ------------- -------------- --------------  --------------------
INVESTMENT INCOME
  Dividend income......................... $    481,007  $ 17,366,151  $   27,580,750 $   16,079,235      $  1,414,342
                                           ------------  ------------  -------------- --------------      ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............    2,490,126    10,156,996      22,821,731     20,753,549         2,647,522
                                           ------------  ------------  -------------- --------------      ------------

NET INVESTMENT INCOME (LOSS)..............   (2,009,119)    7,209,155       4,759,019     (4,674,314)       (1,233,180)
                                           ------------  ------------  -------------- --------------      ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....   14,415,918    12,540,190      34,480,040     37,774,038         6,725,749
  Realized gain (loss) on shares
   redeemed...............................    7,113,662    13,410,731      35,031,542     42,938,049         6,522,339
  Net change in unrealized gain (loss) on
   investments............................    2,220,897     9,390,927      16,410,384      2,676,997          (624,748)
                                           ------------  ------------  -------------- --------------      ------------

NET GAIN (LOSS) ON
   INVESTMENTS............................   23,750,477    35,341,848      85,921,966     83,389,084        12,623,340
                                           ------------  ------------  -------------- --------------      ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $ 21,741,358  $ 42,551,003  $   90,680,985 $   78,714,770      $ 11,390,160
                                           ============  ============  ============== ==============      ============

  The accompanying notes are an integral part of these financial statements.

                                      A7

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------


 Prudential SP    Prudential SP                                           Evergreen VA  Evergreen VA   Evergreen VA
 International    International  Evergreen VA  Evergreen VA Evergreen VA Special Values International  Fundamental
Growth Portfolio Value Portfolio Balanced Fund Growth Fund   Omega Fund       Fund       Equity Fund  Large Cap Fund
---------------- --------------- ------------- ------------ ------------ -------------- ------------- --------------
  $114,846,110    $116,626,234    $1,290,125    $1,417,389   $2,821,807   $ 4,175,375    $2,265,045     $4,082,077
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------
  $114,846,110    $116,626,234    $1,290,125    $1,417,389   $2,821,807   $ 4,175,375    $2,265,045     $4,082,077
  ============    ============    ==========    ==========   ==========   ===========    ==========     ==========

  $114,846,110    $116,626,234    $1,290,125    $1,417,389   $2,821,807   $ 4,175,375    $2,265,045     $4,082,077
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------
  $114,846,110    $116,626,234    $1,290,125    $1,417,389   $2,821,807   $ 4,175,375    $2,265,045     $4,082,077
  ============    ============    ==========    ==========   ==========   ===========    ==========     ==========

    63,064,027      60,178,743       940,462       753,568    1,719,713     2,396,456       118,621        288,937
  ============    ============    ==========    ==========   ==========   ===========    ==========     ==========

    13,479,590      10,971,424        83,288       101,098      142,372       307,239       134,504        211,178
  $       8.52    $      10.63    $    15.49    $    14.02   $    19.82   $     13.59    $    16.84     $    19.33

  $ 93,519,638    $ 98,871,738    $1,105,286    $1,267,676   $2,085,222   $ 4,599,862    $1,785,677     $3,417,948

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------


 Prudential SP    Prudential SP                                           Evergreen VA  Evergreen VA   Evergreen VA
 International    International  Evergreen VA  Evergreen VA Evergreen VA Special Values International  Fundamental
Growth Portfolio Value Portfolio Balanced Fund Growth Fund   Omega Fund       Fund       Equity Fund  Large Cap Fund
---------------- --------------- ------------- ------------ ------------ -------------- ------------- --------------
  $    742,112    $  2,393,056    $   53,574    $        0   $   15,746   $    66,777    $   54,283     $   45,928
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------


     1,758,203       1,917,021        22,742        24,686       50,147        80,077        38,504         70,414
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------

    (1,016,091)        476,035        30,832       (24,686)     (34,401)      (13,300)       15,779        (24,486)
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------

    15,345,981      22,164,851             0       279,525            0       603,225       165,768        323,178

     5,669,869       8,244,609        16,918        29,756      117,524        67,840        93,036        100,420

    (2,403,052)    (13,612,295)       12,696      (157,382)     199,252    (1,062,518)       (4,449)      (136,066)
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------

    18,612,798      16,797,165        29,614       151,899      316,776      (391,453)      254,355        287,532
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------

  $ 17,596,707    $ 17,273,200    $   60,446    $  127,213   $  282,375   $  (404,753)   $  270,134     $  263,046
  ============    ============    ==========    ==========   ==========   ===========    ==========     ==========

  The accompanying notes are an integral part of these financial statements.

                                      A8

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                          SUBACCOUNTS
                                           ------------------------------------------------------------------------
                                                                            AST American
                                                  AST         AST American    Century
                                           AllianceBernstein Century Income  Strategic    AST Cohen &     AST UBS
                                            Growth & Income     & Growth     Allocation  Steers Realty Dynamic Alpha
                                               Portfolio       Portfolio     Portfolio     Portfolio     Portfolio
                                           ----------------- -------------- ------------ ------------- -------------
ASSETS
  Investment in the portfolios, at value..    $14,250,692      $8,118,549   $18,235,214   $16,506,450   $39,597,388
                                              -----------      ----------   -----------   -----------   -----------
  Net Assets..............................    $14,250,692      $8,118,549   $18,235,214   $16,506,450   $39,597,388
                                              ===========      ==========   ===========   ===========   ===========

NET ASSETS, representing:
  Accumulation units......................    $14,250,692      $8,118,549   $18,235,214   $16,506,450   $39,597,388
                                              -----------      ----------   -----------   -----------   -----------
                                              $14,250,692      $8,118,549   $18,235,214   $16,506,450   $39,597,388
                                              ===========      ==========   ===========   ===========   ===========

  Units outstanding.......................      1,199,878         715,290     1,579,261     1,383,856     3,548,377
                                              ===========      ==========   ===========   ===========   ===========

  Portfolio shares held...................        603,332         527,521     1,189,512     1,361,918     2,875,627
  Portfolio net asset value per share.....    $     23.62      $    15.39   $     15.33   $     12.12   $     13.77
  Investment in portfolio shares, at
   cost...................................    $14,025,532      $8,022,781   $18,627,339   $23,377,753   $40,416,912

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                          SUBACCOUNTS
                                           ------------------------------------------------------------------------
                                                                            AST American
                                                  AST         AST American    Century
                                           AllianceBernstein Century Income  Strategic    AST Cohen &     AST UBS
                                            Growth & Income     & Growth     Allocation  Steers Realty Dynamic Alpha
                                               Portfolio       Portfolio     Portfolio     Portfolio     Portfolio
                                           ----------------- -------------- ------------ ------------- -------------
INVESTMENT INCOME
  Dividend income.........................    $   138,809      $  155,376   $   288,007   $   778,539   $   285,379
                                              -----------      ----------   -----------   -----------   -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............        191,959         114,349       164,988       358,180       353,816
                                              -----------      ----------   -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS)..............        (53,150)         41,027       123,019       420,359       (68,437)
                                              -----------      ----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received....        463,061               0       775,012     3,766,843             0
  Realized gain (loss) on shares
   redeemed...............................        206,683         145,146       110,635       447,685        75,672
  Net change in unrealized gain (loss) on
   investments............................       (405,829)       (465,991)     (582,519)   (9,658,775)   (1,086,609)
                                              -----------      ----------   -----------   -----------   -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................        263,915        (320,845)      303,128    (5,444,247)   (1,010,937)
                                              -----------      ----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................    $   210,765      $ (279,818)  $   426,147   $(5,023,888)  $(1,079,374)
                                              ===========      ==========   ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A9

                                                     SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   AST Goldman
   AST DeAm      AST Neuberger      AST DeAm                     AST Federated                                        Sachs
   Large-Cap    Berman Small-Cap    Small-Cap    AST High Yield    Aggressive      AST Mid-Cap    AST Small-Cap    Concentrated
Value Portfolio Growth Portfolio Value Portfolio   Portfolio    Growth Portfolio Value Portfolio Value Portfolio Growth Portfolio
--------------- ---------------- --------------- -------------- ---------------- --------------- --------------- ----------------
  $20,277,318      $5,667,073      $ 4,888,852     $8,670,397     $11,436,497      $6,093,465      $11,457,030     $12,623,686
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------
  $20,277,318      $5,667,073      $ 4,888,852     $8,670,397     $11,436,497      $6,093,465      $11,457,030     $12,623,686
  ===========      ==========      ===========     ==========     ===========      ==========      ===========     ===========

  $20,277,318      $5,667,073      $ 4,888,852     $8,670,397     $11,436,497      $6,093,465      $11,457,030     $12,623,686
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------
  $20,277,318      $5,667,073      $ 4,888,852     $8,670,397     $11,436,497      $6,093,465      $11,457,030     $12,623,686
  ===========      ==========      ===========     ==========     ===========      ==========      ===========     ===========

    1,645,958         466,332          532,811        806,798         898,714         539,593        1,042,991       1,012,604
  ===========      ==========      ===========     ==========     ===========      ==========      ===========     ===========

    1,614,436         528,645          537,236      1,118,761         990,173         505,262          811,979         453,111
  $     12.56      $    10.72      $      9.10     $     7.75     $     11.55      $    12.06      $     14.11     $     27.86

  $21,182,037      $5,008,409      $ 6,443,171     $9,168,681     $11,229,751      $6,202,359      $13,093,975     $11,709,953

                                                     SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   AST Goldman
   AST DeAm      AST Neuberger      AST DeAm                     AST Federated                                        Sachs
   Large-Cap    Berman Small-Cap    Small-Cap    AST High Yield    Aggressive      AST Mid-Cap    AST Small-Cap    Concentrated
Value Portfolio Growth Portfolio Value Portfolio   Portfolio    Growth Portfolio Value Portfolio Value Portfolio Growth Portfolio
--------------- ---------------- --------------- -------------- ---------------- --------------- --------------- ----------------
  $   239,100      $        0      $    51,189     $  866,516     $         0      $   21,662      $   117,759     $         0
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------


      366,381          64,788           84,463        145,759         177,069          94,358          197,496         142,373
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------

     (127,281)        (64,788)         (33,274)       720,757        (177,069)        (72,696)         (79,737)       (142,373)
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------


    1,522,062               0          792,631              0       1,089,226         163,908        1,307,198               0

      677,135          59,979           33,809        178,816         351,320          79,518          282,806         234,792

   (2,366,393)        573,788       (1,908,008)      (833,723)       (414,145)       (200,240)      (2,476,936)        594,826
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------

     (167,196)        633,767       (1,081,568)      (654,907)      1,026,401          43,186         (886,932)        829,618
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------

  $  (294,477)     $  568,979      $(1,114,842)    $   65,850     $   849,332      $  (29,510)     $  (966,669)    $   687,245
  ===========      ==========      ===========     ==========     ===========      ==========      ===========     ===========

  The accompanying notes are an integral part of these financial statements.

                                      A10

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                           SUBACCOUNTS
                                           --------------------------------------------------------------------------

                                             AST Goldman                    AST Lord Abbett  AST Marsico     AST MFS
                                            Sachs Mid-Cap    AST Large-Cap  Bond-Debenture  Capital Growth   Growth
                                           Growth Portfolio Value Portfolio    Portfolio      Portfolio     Portfolio
                                           ---------------- --------------- --------------- -------------- ----------
ASSETS
  Investment in the portfolios, at value..   $11,534,553      $16,499,715     $14,416,077    $34,477,958   $6,622,678
                                             -----------      -----------     -----------    -----------   ----------
  Net Assets..............................   $11,534,553      $16,499,715     $14,416,077    $34,477,958   $6,622,678
                                             ===========      ===========     ===========    ===========   ==========

NET ASSETS, representing:
  Accumulation units......................   $11,534,553      $16,499,715     $14,416,077    $34,477,958   $6,622,678
                                             -----------      -----------     -----------    -----------   ----------
                                             $11,534,553      $16,499,715     $14,416,077    $34,477,958   $6,622,678
                                             ===========      ===========     ===========    ===========   ==========

  Units outstanding.......................       918,532        1,453,309       1,291,635      2,731,660      520,711
                                             ===========      ===========     ===========    ===========   ==========

  Portfolio shares held...................     1,968,354          879,047       1,243,838      1,469,022      610,948
  Portfolio net asset value per share.....   $      5.86      $     18.77     $     11.59    $     23.47   $    10.84
  Investment in portfolio shares, at
   cost...................................   $10,195,579      $16,238,131     $14,439,913    $29,864,927   $5,752,504

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                           SUBACCOUNTS
                                           --------------------------------------------------------------------------

                                             AST Goldman                    AST Lord Abbett  AST Marsico     AST MFS
                                            Sachs Mid-Cap    AST Large-Cap  Bond-Debenture  Capital Growth   Growth
                                           Growth Portfolio Value Portfolio    Portfolio      Portfolio     Portfolio
                                           ---------------- --------------- --------------- -------------- ----------
INVESTMENT INCOME
  Dividend income.........................   $         0      $   200,937     $   858,523    $    58,856   $    1,980
                                             -----------      -----------     -----------    -----------   ----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............       148,875          288,146         207,561        475,384       84,725
                                             -----------      -----------     -----------    -----------   ----------

NET INVESTMENT INCOME (LOSS)..............      (148,875)         (87,209)        650,962       (416,528)     (82,745)
                                             -----------      -----------     -----------    -----------   ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....             0          464,781          58,143              0            0
  Realized gain (loss) on shares
   redeemed...............................       224,110          503,082         163,472        578,466      115,517
  Net change in unrealized gain (loss) on
   investments............................     1,024,063       (1,696,825)       (411,829)     3,022,114      562,164
                                             -----------      -----------     -----------    -----------   ----------

NET GAIN (LOSS) ON
   INVESTMENTS............................     1,248,173         (728,962)       (190,214)     3,600,580      677,681
                                             -----------      -----------     -----------    -----------   ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................   $ 1,099,298      $  (816,171)    $   460,748    $ 3,184,052   $  594,936
                                             ===========      ===========     ===========    ===========   ==========


  The accompanying notes are an integral part of these financial statements.

                                      A11

                                                       SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------------
                                                         AST               AST                           AST T. Rowe
 AST Neuberger    AST Neuberger     AST PIMCO     AllianceBernstein AllianceBernstein AST T. Rowe Price  Price Asset
 Berman Mid-Cap  Berman Mid-Cap  Limited Maturity    Core Value       Managed Index   Natural Resources  Allocation
Growth Portfolio Value Portfolio  Bond Portfolio      Portfolio       500 Portfolio       Portfolio       Portfolio
---------------- --------------- ---------------- ----------------- ----------------- ----------------- ------------
  $23,862,925      $20,640,448     $11,399,640       $ 9,668,407       $8,304,699       $101,044,329    $149,838,968
  -----------      -----------     -----------       -----------       ----------       ------------    ------------
  $23,862,925      $20,640,448     $11,399,640       $ 9,668,407       $8,304,699       $101,044,329    $149,838,968
  ===========      ===========     ===========       ===========       ==========       ============    ============

  $23,862,925      $20,640,448     $11,399,640       $ 9,668,407       $8,304,699       $101,044,329    $149,838,968
  -----------      -----------     -----------       -----------       ----------       ------------    ------------
  $23,862,925      $20,640,448     $11,399,640       $ 9,668,407       $8,304,699       $101,044,329    $149,838,968
  ===========      ===========     ===========       ===========       ==========       ============    ============

    1,637,350        1,765,979       1,058,689           861,734          749,258          5,782,932      12,962,530
  ===========      ===========     ===========       ===========       ==========       ============    ============

    1,060,103        1,222,775       1,003,489           769,165          606,182          2,601,553       8,301,328
  $     22.51      $     16.88     $     11.36       $     12.57       $    13.70       $      38.84    $      18.05

  $20,427,002      $23,406,591     $11,267,365       $10,542,904       $8,148,909       $ 79,897,664    $152,338,130

                                                       SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------------
                                                         AST               AST                           AST T. Rowe
 AST Neuberger    AST Neuberger     AST PIMCO     AllianceBernstein AllianceBernstein AST T. Rowe Price  Price Asset
 Berman Mid-Cap  Berman Mid-Cap  Limited Maturity    Core Value       Managed Index   Natural Resources  Allocation
Growth Portfolio Value Portfolio  Bond Portfolio      Portfolio       500 Portfolio       Portfolio       Portfolio
---------------- --------------- ---------------- ----------------- ----------------- ----------------- ------------
  $         0      $   161,603     $   545,034       $   153,337       $  126,051       $    486,262    $  1,357,879
  -----------      -----------     -----------       -----------       ----------       ------------    ------------


      302,079          353,408         157,777           143,574          100,946          1,247,348       1,614,022
  -----------      -----------     -----------       -----------       ----------       ------------    ------------

     (302,079)        (191,805)        387,257             9,763           25,105           (761,086)       (256,143)
  -----------      -----------     -----------       -----------       ----------       ------------    ------------

            0        3,010,159               0           480,617                0          5,212,592       3,942,554

      726,631          137,587          97,171           191,203          118,332          2,865,358         330,287

    2,388,846       (3,035,117)          6,161        (1,293,564)        (233,509)        17,169,209      (2,897,322)
  -----------      -----------     -----------       -----------       ----------       ------------    ------------

    3,115,477          112,629         103,332          (621,744)        (115,177)        25,247,159       1,375,519
  -----------      -----------     -----------       -----------       ----------       ------------    ------------

  $ 2,813,398      $   (79,176)    $   490,589       $  (611,981)      $  (90,072)      $ 24,486,073    $  1,119,376
  ===========      ===========     ===========       ===========       ==========       ============    ============

----------------

    AST MFS
     Global
Equity Portfolio
----------------
  $10,943,697
  -----------
  $10,943,697
  ===========

  $10,943,697
  -----------
  $10,943,697
  ===========

      832,347
  ===========

      792,447
  $     13.81

  $11,206,685


----------------

    AST MFS
     Global
Equity Portfolio
----------------
  $   237,805
  -----------


      158,278
  -----------

       79,527
  -----------

    1,201,198

      300,996

     (948,730)
  -----------

      553,464
  -----------

  $   632,991
  ===========


  The accompanying notes are an integral part of these financial statements.

                                      A12

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                              SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                                                                             AST Capital
                                             AST JPMorgan    AST T. Rowe    AST Aggressive   Growth Asset     AST Balanced
                                            International    Price Global  Asset Allocation   Allocation    Asset Allocation
                                           Equity Portfolio Bond Portfolio    Portfolio       Portfolio        Portfolio
                                           ---------------- -------------- ---------------- --------------  ----------------
ASSETS
  Investment in the portfolios, at value..   $23,122,009     $15,780,965     $63,387,591    $1,492,029,847   $1,203,763,125
                                             -----------     -----------     -----------    --------------   --------------
  Net Assets..............................   $23,122,009     $15,780,965     $63,387,591    $1,492,029,847   $1,203,763,125
                                             ===========     ===========     ===========    ==============   ==============

NET ASSETS, representing:
  Accumulation units......................   $23,122,009     $15,780,965     $63,387,591    $1,492,029,847   $1,203,763,125
                                             -----------     -----------     -----------    --------------   --------------
                                             $23,122,009     $15,780,965     $63,387,591    $1,492,029,847   $1,203,763,125
                                             ===========     ===========     ===========    ==============   ==============

  Units outstanding.......................     1,776,624       1,471,615       5,322,867       126,428,108      103,751,420
                                             ===========     ===========     ===========    ==============   ==============

  Portfolio shares held...................       879,833       1,276,777       5,030,761       119,938,091       98,831,127
  Portfolio net asset value per share.....   $     26.28     $     12.36     $     12.60    $        12.44   $        12.18
  Investment in portfolio shares, at
   cost...................................   $20,678,491     $15,204,294     $57,016,471    $1,364,520,781   $1,096,318,092

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                              SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                                                                             AST Capital
                                             AST JPMorgan    AST T. Rowe    AST Aggressive   Growth Asset     AST Balanced
                                            International    Price Global  Asset Allocation   Allocation    Asset Allocation
                                           Equity Portfolio Bond Portfolio    Portfolio       Portfolio        Portfolio
                                           ---------------- -------------- ---------------- --------------  ----------------
INVESTMENT INCOME
  Dividend income.........................   $   340,650     $   354,578     $    84,565    $    2,668,554   $    3,515,146
                                             -----------     -----------     -----------    --------------   --------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............       336,222         150,852         909,865        24,347,552       19,644,628
                                             -----------     -----------     -----------    --------------   --------------

NET INVESTMENT INCOME (LOSS)..............         4,428         203,726        (825,300)      (21,678,998)     (16,129,482)
                                             -----------     -----------     -----------    --------------   --------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....             0               0         342,015         4,168,071        3,421,811
  Realized gain (loss) on shares
   redeemed...............................       634,849         116,321         877,690        13,033,818        8,885,116
  Net change in unrealized gain (loss) on
   investments............................       673,828         383,880       3,111,657        74,686,796       62,580,914
                                             -----------     -----------     -----------    --------------   --------------

NET GAIN (LOSS) ON
   INVESTMENTS............................     1,308,677         500,201       4,331,362        91,888,685       74,887,841
                                             -----------     -----------     -----------    --------------   --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................   $ 1,313,105     $   703,927     $ 3,506,062    $   70,209,687   $   58,758,359
                                             ===========     ===========     ===========    ==============   ==============

  The accompanying notes are an integral part of these financial statements.

                                      A13

                                                      SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------
                                                  AST First Trust
AST Conservative AST Preservation AST First Trust     Capital      AST Advanced    AST T. Rowe
Asset Allocation Asset Allocation Balanced Target   Appreciation    Strategies   Price Large-Cap     AST Money
   Portfolio        Portfolio        Portfolio    Target Portfolio  Portfolio    Growth Portfolio Market Portfolio
---------------- ---------------- --------------- ---------------- ------------  ---------------- ----------------
  $418,781,388     $134,485,369    $181,879,552     $270,043,125   $308,459,258     $5,475,062      $15,685,147
  ------------     ------------    ------------     ------------   ------------     ----------      -----------
  $418,781,388     $134,485,369    $181,879,552     $270,043,125   $308,459,258     $5,475,062      $15,685,147
  ============     ============    ============     ============   ============     ==========      ===========

  $418,781,388     $134,485,369    $181,879,552     $270,043,125   $308,459,258     $5,475,062      $15,685,147
  ------------     ------------    ------------     ------------   ------------     ----------      -----------
  $418,781,388     $134,485,369    $181,879,552     $270,043,125   $308,459,258     $5,475,062      $15,685,147
  ============     ============    ============     ============   ============     ==========      ===========

    36,429,104       11,972,174      16,264,877       23,823,742     27,227,717        491,260        1,485,801
  ============     ============    ============     ============   ============     ==========      ===========

    34,724,825       11,416,415      15,692,800       22,885,011     26,229,529        466,360       15,685,147
  $      12.06     $      11.78    $      11.59     $      11.80   $      11.76     $    11.74      $      1.00

  $385,956,548     $126,381,771    $172,249,319     $254,700,676   $288,427,585     $5,225,304      $15,685,147

                                                      SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------
                                                  AST First Trust
AST Conservative AST Preservation AST First Trust     Capital      AST Advanced    AST T. Rowe
Asset Allocation Asset Allocation Balanced Target   Appreciation    Strategies   Price Large-Cap     AST Money
   Portfolio        Portfolio        Portfolio    Target Portfolio  Portfolio    Growth Portfolio Market Portfolio
---------------- ---------------- --------------- ---------------- ------------  ---------------- ----------------
  $  1,027,419     $    270,668    $    655,610     $    518,407   $  1,071,182     $    6,507      $   564,331
  ------------     ------------    ------------     ------------   ------------     ----------      -----------


     6,277,149        1,877,956       2,634,809        3,476,643      4,565,586         57,558          178,971
  ------------     ------------    ------------     ------------   ------------     ----------      -----------

    (5,249,730)      (1,607,288)     (1,979,199)      (2,958,236)    (3,494,404)       (51,051)         385,360
  ------------     ------------    ------------     ------------   ------------     ----------      -----------

       898,182                0          57,591          190,369        361,600              0                0

     3,697,914        2,109,095       1,022,890        1,487,923      1,559,999         16,000                0

    20,392,734        5,722,307       6,506,632       11,311,415     14,749,115        170,389                0
  ------------     ------------    ------------     ------------   ------------     ----------      -----------

    24,988,830        7,831,402       7,587,113       12,989,707     16,670,714        186,389                0
  ------------     ------------    ------------     ------------   ------------     ----------      -----------

  $ 19,739,100     $  6,224,114    $  5,607,914     $ 10,031,471   $ 13,176,310     $  135,338      $   385,360
  ============     ============    ============     ============   ============     ==========      ===========

----------------


 AST Small-Cap
Growth Portfolio
----------------
   $2,265,381
   ----------
   $2,265,381
   ==========

   $2,265,381
   ----------
   $2,265,381
   ==========

      216,366
   ==========

      131,479
   $    17.23

   $2,202,699


----------------


 AST Small-Cap
Growth Portfolio
----------------
   $        0
   ----------


       23,980
   ----------

      (23,980)
   ----------

            0

        6,141

       31,592
   ----------

       37,733
   ----------

   $   13,753
   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A14

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                              SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                           AST PIMCO Total                                       AST Western   Gartmore NVIT
                                             Return Bond   AST International AST International Asset Core Plus  Developing
                                              Portfolio     Value Portfolio  Growth Portfolio  Bond Portfolio     Markets
                                           --------------- ----------------- ----------------- --------------- -------------
ASSETS
  Investment in the portfolios, at value..   $11,917,122      $8,933,146        $6,829,893         $25,399      $35,529,690
                                             -----------      ----------        ----------         -------      -----------
  Net Assets..............................   $11,917,122      $8,933,146        $6,829,893         $25,399      $35,529,690
                                             ===========      ==========        ==========         =======      ===========

NET ASSETS, representing:
  Accumulation units......................   $11,917,122      $8,933,146        $6,829,893         $25,399      $35,529,690
                                             -----------      ----------        ----------         -------      -----------
                                             $11,917,122      $8,933,146        $6,829,893         $25,399      $35,529,690
                                             ===========      ==========        ==========         =======      ===========

  Units outstanding.......................     1,086,162         709,326           550,016           2,546        1,575,266
                                             ===========      ==========        ==========         =======      ===========

  Portfolio shares held...................       984,886         406,237           374,036           2,540        1,837,109
  Portfolio net asset value per share.....   $     12.10      $    21.99        $    18.26         $ 10.00      $     19.34
  Investment in portfolio shares, at
   cost...................................   $11,479,886      $8,228,936        $6,511,144         $25,247      $28,138,886

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                              SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                           AST PIMCO Total                                       AST Western   Gartmore NVIT
                                             Return Bond   AST International AST International Asset Core Plus  Developing
                                              Portfolio     Value Portfolio  Growth Portfolio  Bond Portfolio     Markets
                                           --------------- ----------------- ----------------- --------------- -------------
INVESTMENT INCOME
  Dividend income.........................   $   255,486      $   80,651        $   27,083         $     0      $   123,631
                                             -----------      ----------        ----------         -------      -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............       116,864          90,862            67,514              18          445,535
                                             -----------      ----------        ----------         -------      -----------

NET INVESTMENT INCOME (LOSS)..............       138,622         (10,211)          (40,431)            (18)        (321,904)
                                             -----------      ----------        ----------         -------      -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....             0               0           448,346               0        3,551,044
  Realized gain (loss) on shares
   redeemed...............................        27,212          54,754            23,609               0        1,283,010
  Net change in unrealized gain (loss) on
   investments............................       414,477         551,515           179,366             152        4,522,848
                                             -----------      ----------        ----------         -------      -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................       441,689         606,269           651,321             152        9,356,902
                                             -----------      ----------        ----------         -------      -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................   $   580,311      $  596,058        $  610,890         $   134      $ 9,034,998
                                             ===========      ==========        ==========         =======      ===========

  The accompanying notes are an integral part of these financial statements.

                                      A15

                     [THIS PAGE INTENTIONALLY LEFT BLANK]



                                      A16

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                       SUBACCOUNTS
                                  ------------------------------------------------------------------------------------
                                     Prudential Money Market    Prudential Diversified Bond      Prudential Equity
                                            Portfolio                    Portfolio                   Portfolio
                                  ----------------------------  --------------------------  --------------------------
                                    01/01/2007     01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                        to             to            to            to            to            to
                                    12/31/2007     12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
                                  -------------  -------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)........................ $   9,548,385  $   7,776,424  $ 11,475,995  $ 12,252,201  $ (1,800,977) $ (1,676,253)
  Capital gains distributions
   received......................             0              0             0     3,390,503       258,203             0
  Realized gain (loss) on shares
   redeemed......................             0              0      (837,392)   (1,917,204)    4,876,206    (4,870,322)
  Net change in unrealized gain
   (loss) on investments.........             0              0     2,507,890    (2,049,948)   27,433,819    49,868,964
                                  -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................     9,548,385      7,776,424    13,146,493    11,675,552    30,767,251    43,322,389
                                  -------------  -------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................    10,727,673     39,583,527     1,181,977     1,205,304     1,416,033     4,925,902
  Policy loans...................      (727,172)             0      (807,793)            0      (463,322)            0
  Surrenders, withdrawals and
   death benefits................   (88,346,525)   (70,925,725)  (49,139,378)  (58,559,232)  (55,433,839)  (59,088,141)
  Net transfers between other
   subaccounts or fixed rate
   option........................   101,546,287     72,362,266     6,302,802    (3,645,370)  (10,498,653)  (10,181,128)
  Withdrawal and other
   charges.......................      (224,617)      (196,764)     (114,413)     (137,508)     (328,819)     (344,567)
                                  -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................    22,975,646     40,823,304   (42,576,805)  (61,136,806)  (65,308,600)  (64,687,934)
                                  -------------  -------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................    32,524,031     48,599,728   (29,430,312)  (49,461,254)  (34,541,349)  (21,365,545)

NET ASSETS
  Beginning of period............   258,478,469    209,878,741   334,596,857   384,058,111   417,027,266   438,392,811
                                  -------------  -------------  ------------  ------------  ------------  ------------
  End of period.................. $ 291,002,500  $ 258,478,469  $305,166,545  $334,596,857  $382,485,917  $417,027,266
                                  =============  =============  ============  ============  ============  ============

  Beginning units................   223,442,335    183,245,546   203,399,251   241,749,366   215,287,865   249,849,581
                                  -------------  -------------  ------------  ------------  ------------  ------------
  Units issued...................   216,356,089    224,716,223    12,902,592    12,565,409     5,493,098    12,304,175
  Units redeemed.................  (195,703,621)  (184,519,434)  (38,321,380)  (50,915,524)  (36,997,744)  (46,865,891)
                                  -------------  -------------  ------------  ------------  ------------  ------------
  Ending units...................   244,094,803    223,442,335   177,980,463   203,399,251   183,783,219   215,287,865
                                  =============  =============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A17

                                          SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------
Prudential Flexible Managed Prudential Conservative Balanced                             Prudential High Yield Bond
        Portfolio                   Portfolio                Prudential Value Portfolio           Portfolio
--------------------------  -------------------------------  --------------------------  --------------------------
 01/01/2007    01/01/2006    01/01/2007       01/01/2006      01/01/2007    01/01/2006    01/01/2007    01/01/2006
     to            to            to               to              to            to            to            to
 12/31/2007    12/31/2006    12/31/2007       12/31/2006      12/31/2007    12/31/2006    12/31/2007    12/31/2006
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------

$   226,852   $   179,687   $   553,480      $   534,992     $   (661,076) $       (184) $  9,805,052  $ 12,177,777

    966,258       413,599             0           94,797       47,470,473    15,472,976             0             0

    409,314       (95,219)      598,229          (22,801)      21,349,379    10,197,654    (6,697,827)   (8,755,571)
   (285,863)    2,311,472       677,697        2,978,213      (58,913,015)   48,675,780      (785,085)   12,565,141
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------

  1,316,561     2,809,539     1,829,406        3,585,201        9,245,761    74,346,226     2,322,140    15,987,347
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------

    161,905       124,121       181,096          112,794        4,261,703    10,476,188       771,928       526,197
      1,290             0        11,560                0         (449,994)            0      (504,627)            0

 (4,041,063)   (4,572,317)   (6,098,870)      (7,467,071)     (61,991,399)  (58,804,292)  (28,790,219)  (32,249,084)

    (43,244)      (11,640)      130,045         (503,965)     (15,861,422)   13,819,291       680,226    (2,210,137)

          0             0             0                0         (339,878)     (340,295)      (62,134)      (74,497)
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------

 (3,921,112)   (4,459,836)   (5,776,169)      (7,858,242)     (74,380,990)  (34,849,108)  (27,904,826)  (34,007,521)
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------

 (2,604,551)   (1,650,297)   (3,946,763)      (4,273,041)     (65,135,229)   39,497,118   (25,582,686)  (18,020,174)

 27,704,191    29,354,488    40,994,822       45,267,863      465,824,298   426,327,180   185,506,458   203,526,632
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------
$25,099,640   $27,704,191   $37,048,059      $40,994,822     $400,689,069  $465,824,298  $159,923,772  $185,506,458
===========   ===========     ===========     ===========    ============  ============  ============  ============

 15,162,765    17,772,934    23,409,828       28,152,882      186,032,754   196,035,426   111,866,241   133,430,816
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------
    369,459       699,008       607,803          808,476       15,187,396    32,270,453     7,180,776     7,362,174
 (2,434,937)   (3,309,177)   (3,801,402)      (5,551,530)     (43,150,882)  (42,273,125)  (23,746,727)  (28,926,749)
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------
 13,097,287    15,162,765    20,216,229       23,409,828      158,069,268   186,032,754    95,300,290   111,866,241
===========   ===========     ===========     ===========    ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A18

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                     SUBACCOUNTS
                                  ---------------------------------------------------------------------------------
                                     Prudential Natural        Prudential Stock Index
                                     Resources Portfolio             Portfolio           Prudential Global Portfolio
                                  ------------------------  ---------------------------  --------------------------
                                   01/01/2007   01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                       to           to            to            to            to            to
                                   12/31/2007   12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
                                  -----------  -----------  -------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)........................ $  (159,897) $   100,391  $     130,057  $    535,143  $   (610,158) $ (1,108,147)
  Capital gains distributions
   received......................   3,584,562    2,906,033              0     1,787,812             0             0
  Realized gain (loss) on shares
   redeemed......................   1,993,557    1,350,198     15,820,502     1,129,663     5,221,065     1,573,523
  Net change in unrealized gain
   (loss) on investments.........   2,249,162   (1,007,919)     6,897,909    77,661,875     7,338,251    21,867,218
                                  -----------  -----------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   7,667,384    3,348,703     22,848,468    81,114,493    11,949,158    22,332,594
                                  -----------  -----------  -------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................      37,278       33,751      3,493,519    10,257,663       716,401     2,909,857
  Policy loans...................      (9,680)           0       (661,355)            0       (75,571)            0
  Surrenders, withdrawals and
   death benefits................  (3,264,252)  (2,169,984)   (80,041,585)  (80,438,715)  (16,681,139)  (16,997,955)
  Net transfers between other
   subaccounts or fixed rate
   option........................     138,204      (90,236)   (24,670,365)  (24,570,702)     (589,358)      803,904
  Withdrawal and other
   charges.......................           0            0       (673,182)     (695,808)     (146,643)     (142,603)
                                  -----------  -----------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (3,098,450)  (2,226,469)  (102,552,968)  (95,447,562)  (16,776,310)  (13,426,797)
                                  -----------  -----------  -------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   4,568,934    1,122,234    (79,704,500)  (14,333,069)   (4,827,152)    8,905,797

NET ASSETS
  Beginning of period............  18,424,902   17,302,668    631,249,928   645,582,997   140,710,205   131,804,408
                                  -----------  -----------  -------------  ------------  ------------  ------------
  End of period.................. $22,993,836  $18,424,902  $ 551,545,428  $631,249,928  $135,883,053  $140,710,205
                                  ===========  ===========  =============  ============  ============  ============

  Beginning units................   2,954,361    3,343,485    353,178,451   407,097,676    76,283,837    83,554,243
                                  -----------  -----------  -------------  ------------  ------------  ------------
  Units issued...................     196,124      343,428     14,756,645    23,683,536     6,673,569    10,366,636
  Units redeemed.................    (629,184)    (732,552)   (68,626,305)  (77,602,761)  (15,100,932)  (17,637,042)
                                  -----------  -----------  -------------  ------------  ------------  ------------
  Ending units...................   2,521,301    2,954,361    299,308,791   353,178,451    67,856,474    76,283,837
                                  ===========  ===========  =============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A19

                                           SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------
                              Prudential Small Capitalization T. Rowe Price International T. Rowe Price Equity Income
Prudential Jennison Portfolio       Stock Portfolio                Stock Portfolio                 Portfolio
----------------------------  ------------------------------  --------------------------  --------------------------
 01/01/2007     01/01/2006     01/01/2007      01/01/2006      01/01/2007    01/01/2006    01/01/2007    01/01/2006
     to             to             to              to              to            to            to            to
 12/31/2007     12/31/2006     12/31/2007      12/31/2006      12/31/2007    12/31/2006    12/31/2007    12/31/2006
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------

$ (5,951,927)  $ (6,475,965)  $   (947,176)   $ (1,017,421)   $   (31,794)  $   (96,847)  $    376,012  $    238,995

           0              0      6,898,491       5,781,766      4,650,707       147,964      7,769,554     3,986,181

    (512,787)   (11,372,036)     9,399,824       6,477,477      2,907,894     1,272,241      7,331,835     5,047,834

  56,194,783     16,651,377    (16,479,504)      3,596,628     (2,772,301)    5,507,085    (12,173,679)   14,185,714
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------

  49,730,069     (1,196,624)    (1,128,365)     14,838,450      4,754,506     6,830,443      3,303,722    23,458,724
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------


   2,275,580      9,715,746        334,155         508,527        111,724       127,599        284,480       398,685
    (415,017)             0        (94,347)              0        (27,906)            0       (326,903)            0

 (71,998,268)   (73,716,783)   (21,428,107)    (17,720,143)    (8,042,336)   (5,605,088)   (24,913,370)  (22,328,280)

 (25,030,815)   (18,181,108)    (1,550,334)     (1,625,266)       316,762     1,703,895     (1,572,264)   (3,025,744)

    (436,599)      (484,963)       (29,668)        (35,854)       (12,117)      (13,886)       (43,287)      (50,311)
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------

 (95,605,119)   (82,667,108)   (22,768,301)    (18,872,736)    (7,653,873)   (3,787,480)   (26,571,344)  (25,005,650)
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------

 (45,875,050)   (83,863,732)   (23,896,666)     (4,034,286)    (2,899,367)    3,042,963    (23,267,622)   (1,546,926)

 525,272,680    609,136,412    118,332,163     122,366,449     44,783,928    41,740,965    148,936,059   150,482,985
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------
$479,397,630   $525,272,680   $ 94,435,497    $118,332,163    $41,884,561   $44,783,928   $125,668,437  $148,936,059
============   ============    ============    ============   ===========   ===========   ============  ============

 323,559,966    372,672,622     43,382,910      50,766,359     29,145,102    31,878,652     63,395,065    75,164,589
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------
  11,031,220     31,388,764      3,148,402       4,767,711      2,947,788     4,134,435      3,114,914     4,165,109
 (65,483,272)   (80,501,420)   (11,244,857)    (12,151,160)    (7,640,893)   (6,867,985)   (13,942,829)  (15,934,633)
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------
 269,107,914    323,559,966     35,286,455      43,382,910     24,451,997    29,145,102     52,567,150    63,395,065
============   ============    ============    ============   ===========   ===========   ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A20

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                      SUBACCOUNTS
                                  ----------------------------------------------------------------------------------

                                   Premier VIT OpCap Managed  Premier VIT OpCap Small Cap
                                           Portfolio                   Portfolio           AIM V.I. Core Equity Fund
                                  --------------------------  --------------------------  --------------------------
                                   01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                       to            to            to            to            to            to
                                   12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
                                  ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)........................ $  1,127,948  $    674,868  $ (1,034,578) $ (1,099,945) $   (649,354) $ (1,086,203)
  Capital gains distributions
   received......................   10,695,046    18,127,497    16,127,016     4,436,896             0             0
  Realized gain (loss) on shares
   redeemed......................       13,019      (919,479)    3,952,665     3,287,890     5,769,201     1,524,131
  Net change in unrealized gain
   (loss) on investments.........   (9,165,369)   (5,355,665)  (19,199,575)    9,542,066     6,982,080    18,652,413
                                  ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    2,670,644    12,527,221      (154,472)   16,166,907    12,101,927    19,090,341
                                  ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................      396,915       543,452       133,071       241,687       664,585       511,755
  Policy loans...................     (231,370)            0      (110,920)            0      (321,299)            0
  Surrenders, withdrawals and
   death benefits................  (23,230,230)  (27,019,183)  (14,230,636)  (12,465,080)  (28,436,026)  (24,825,092)
  Net transfers between other
   subaccounts or fixed rate
   option........................   (2,624,635)   (4,463,506)   (2,027,626)   (1,648,734)   (5,426,944)  117,956,145
  Withdrawal and other
   charges.......................      (63,681)      (76,039)      (22,557)      (27,048)      (75,247)      (69,565)
                                  ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (25,753,001)  (31,015,276)  (16,258,668)  (13,899,175)  (33,594,931)   93,573,243
                                  ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  (23,082,357)  (18,488,055)  (16,413,140)    2,267,732   (21,493,004)  112,663,584

NET ASSETS
  Beginning of period............  155,330,861   173,818,916    80,471,613    78,203,881   188,149,333    75,485,749
                                  ------------  ------------  ------------  ------------  ------------  ------------
  End of period.................. $132,248,504  $155,330,861  $ 64,058,473  $ 80,471,613  $166,656,329  $188,149,333
                                  ============  ============  ============  ============  ============  ============

  Beginning units................   91,386,293   110,586,157    31,548,569    37,520,547   105,518,881    48,774,882
                                  ------------  ------------  ------------  ------------  ------------  ------------
  Units issued...................    1,678,089     2,132,074     1,340,932     2,811,674     2,635,303    78,229,234
  Units redeemed.................  (16,421,639)  (21,331,938)   (7,564,881)   (8,783,652)  (20,462,062)  (21,485,235)
                                  ------------  ------------  ------------  ------------  ------------  ------------
  Ending units...................   76,642,743    91,386,293    25,324,620    31,548,569    87,692,122   105,518,881
                                  ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A21

                                           SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------
                                  Janus Aspen International
Janus Aspen Large Cap Growth     Growth Portfolio - Institutional                               MFS Emerging Growth
Portfolio - Institutional Shares           Shares                    MFS Research Series              Series
-------------------------------  -------------------------------  ------------------------  --------------------------
 01/01/2007       01/01/2006      01/01/2007       01/01/2006      01/01/2007   01/01/2006   01/01/2007    01/01/2006
     to               to              to               to              to           to           to            to
 12/31/2007       12/31/2006      12/31/2007       12/31/2006      12/31/2007   12/31/2006   12/31/2007    12/31/2006
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------

$   (787,902)    $ (1,093,745)   $ (1,954,215)    $  1,216,811    $  (240,293) $  (328,831) $ (1,351,105) $ (1,431,904)

           0                0               0                0              0            0             0             0

  (1,082,446)      (5,229,424)     28,189,280       14,521,850        976,993      (69,728)     (275,360)   (3,736,670)

  16,195,731       17,377,071      31,861,438       64,954,734      3,178,588    3,563,195    18,817,545    11,368,719
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------

  14,325,383       11,053,902      58,096,503       80,693,395      3,915,288    3,164,636    17,191,080     6,200,145
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------

     267,885          410,657         485,461          626,181        119,586       92,318       312,377       320,210
    (217,057)               0        (320,935)               0        (55,578)           0       (92,600)            0

 (16,869,602)     (17,951,686)    (40,212,001)     (32,169,714)    (6,545,820)  (6,422,128)  (16,179,927)  (15,846,977)

  (2,565,391)      (5,499,591)     (5,513,825)         464,131       (765,363)    (869,255)   (3,201,113)   (4,342,091)

     (52,404)         (62,720)        (78,089)         (82,616)       (12,818)     (15,603)      (43,776)      (52,613)
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------

 (19,436,569)     (23,103,340)    (45,639,389)     (31,162,018)    (7,259,993)  (7,214,668)  (19,205,039)  (19,921,471)
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------

  (5,111,186)     (12,049,438)     12,457,114       49,531,377     (3,344,705)  (4,050,032)   (2,013,959)  (13,721,326)

 114,154,665      126,204,103     242,355,098      192,823,721     36,354,185   40,404,217    97,349,876   111,071,202
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------
$109,043,479     $114,154,665    $254,812,212     $242,355,098    $33,009,480  $36,354,185  $ 95,335,917  $ 97,349,876
 ============     ============    ============     ============   ===========  ===========  ============  ============

  73,095,965       88,674,396      70,570,773       81,367,198     22,866,748   27,680,136    66,215,124    80,363,288
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------
   3,051,137        2,725,290       6,371,601        9,239,458      1,468,962    1,281,777     2,531,305     2,723,794
 (14,662,752)     (18,303,721)    (18,299,577)     (20,035,883)    (5,741,304)  (6,095,165)  (14,454,257)  (16,871,958)
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------
  61,484,350       73,095,965      58,642,797       70,570,773     18,594,406   22,866,748    54,292,172    66,215,124
 ============     ============    ============     ============   ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A22

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                   SUBACCOUNTS
                                  -----------------------------------------------------------------------------
                                  Credit Suisse Trust Global American Century VP Value   Franklin Small-Mid-Cap
                                     Small Cap Portfolio                Fund             Growth Securities Fund
                                  ------------------------   -------------------------  ------------------------
                                   01/01/2007    01/01/2006   01/01/2007    01/01/2006   01/01/2007   01/01/2006
                                       to            to           to            to           to           to
                                   12/31/2007    12/31/2006   12/31/2007    12/31/2006   12/31/2007   12/31/2006
                                  -----------   -----------  ------------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)........................ $  (295,520)  $  (326,848) $    137,576  $    15,756  $  (639,854) $  (679,858)
  Capital gains distributions
   received......................           0             0     4,646,224    4,997,207    3,336,067            0
  Realized gain (loss) on shares
   redeemed......................     474,585        52,275     1,762,230    1,628,883      381,676     (559,789)
  Net change in unrealized gain
   (loss) on investments.........  (1,060,958)    2,859,637    (9,471,962)   2,142,988    1,310,503    4,644,399
                                  -----------   -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    (881,893)    2,585,064    (2,925,932)   8,784,834    4,388,392    3,404,752
                                  -----------   -----------  ------------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................      86,564       118,540       145,436      153,948      101,536      194,032
  Policy loans...................     (24,812)            0       (78,688)           0      (42,956)           0
  Surrenders, withdrawals and
   death benefits................  (3,504,264)   (3,648,248)   (9,858,247)  (8,853,793)  (7,534,257)  (7,289,719)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (210,360)   (1,000,555)     (217,327)    (164,739)  (1,201,632)  (2,054,216)
  Withdrawal and other
   charges.......................      (8,113)      (10,016)      (16,583)     (18,992)     (18,320)     (22,412)
                                  -----------   -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (3,660,985)   (4,540,279)  (10,025,409)  (8,883,576)  (8,695,629)  (9,172,315)
                                  -----------   -----------  ------------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  (4,542,878)   (1,955,215)  (12,951,341)     (98,742)  (4,307,237)  (5,767,563)

NET ASSETS
  Beginning of period............  22,592,588    24,547,803    57,938,444   58,037,186   45,925,294   51,692,857
                                  -----------   -----------  ------------  -----------  -----------  -----------
  End of period.................. $18,049,710   $22,592,588  $ 44,987,103  $57,938,444  $41,618,057  $45,925,294
                                  ===========   ===========  ============  ===========  ===========  ===========

  Beginning units................  15,775,801    19,129,672    26,126,227   30,622,715   27,563,919   33,252,845
                                  -----------   -----------  ------------  -----------  -----------  -----------
  Units issued...................   1,392,409     1,498,054     2,186,899    3,029,505    1,712,879    1,674,159
  Units redeemed.................  (3,860,121)   (4,851,925)   (6,613,670)  (7,525,993)  (6,504,012)  (7,363,085)
                                  -----------   -----------  ------------  -----------  -----------  -----------
  Ending units...................  13,308,089    15,775,801    21,699,456   26,126,227   22,772,786   27,563,919
                                  ===========   ===========  ============  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A23

                                           SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------
 Prudential Jennison 20/20    Prudential Diversified                                  AllianceBernstein Large Cap
      Focus Portfolio       Conservative Growth Portfolio    Davis Value Portfolio        Growth Portfolio
--------------------------  ----------------------------  --------------------------  --------------------------
 01/01/2007    01/01/2006    01/01/2007     01/01/2006     01/01/2007    01/01/2006    01/01/2007    01/01/2006
     to            to            to             to             to            to            to            to
 12/31/2007    12/31/2006    12/31/2007     12/31/2006     12/31/2007    12/31/2006    12/31/2007    12/31/2006
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------

$   (701,975) $   (806,077) $  2,397,027   $  2,634,896   $   (236,664) $   (436,232) $  (126,855)  $  (145,636)

   7,217,340     5,034,775     4,660,818        581,739      2,554,998             0            0             0

   5,191,052     2,036,044     3,677,205      2,860,658      3,945,085     2,074,119      336,322        74,305

  (4,331,529)    3,295,743    (5,165,473)     1,062,198     (3,967,269)    7,117,647      823,409      (232,820)
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------

   7,374,888     9,560,485     5,569,577      7,139,491      2,296,150     8,755,534    1,032,876      (304,151)
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------

     443,544       358,809       777,610        767,914        151,616       169,780       49,782        39,258
     (49,420)            0      (127,793)             0       (103,294)            0      (12,117)            0

 (15,229,173)  (11,930,400)  (19,923,745)   (21,801,072)   (12,202,260)  (11,001,806)  (2,104,325)   (1,686,528)

     965,691    11,247,247     3,234,950      2,634,427      1,052,933     5,565,032     (163,411)      427,506

     (26,980)      (29,026)      (44,753)       (51,572)       (17,098)      (19,584)      (2,930)       (3,450)
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------

 (13,896,338)     (353,370)  (16,083,731)   (18,450,303)   (11,118,103)   (5,286,578)  (2,233,001)   (1,223,214)
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------

  (6,521,450)    9,207,115   (10,514,154)   (11,310,812)    (8,821,953)    3,468,956   (1,200,125)   (1,527,365)

  85,221,434    76,014,319   131,993,441    143,304,253     72,077,204    68,608,248    9,727,322    11,254,687
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------
$ 78,699,984  $ 85,221,434  $121,479,287   $131,993,441   $ 63,255,251  $ 72,077,204  $ 8,527,197   $ 9,727,322
============  ============  ============   ============   ============  ============  ===========   ===========

  52,650,757    52,852,609    92,716,714    106,143,747     57,391,108    61,958,336   15,195,034    17,224,572
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------
   5,492,280    13,963,256     6,056,511      6,890,914      6,355,087    10,550,005    1,512,597     2,966,103
 (13,554,838)  (14,165,108)  (17,065,236)   (20,317,947)   (14,929,431)  (15,117,233)  (4,816,505)   (4,995,641)
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------
  44,588,199    52,650,757    81,707,989     92,716,714     48,816,764    57,391,108   11,891,126    15,195,034
============  ============  ============   ============   ============  ============  ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A24

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                     SUBACCOUNTS
                                  -------------------------------------------------------------------------------------

                                  Prudential SP T.Rowe Price    Prudential SP Davis Value  Prudential SP Small Cap Value
                                  Large - Cap Growth Portfolio          Portfolio                   Portfolio
                                  ---------------------------  --------------------------  ----------------------------
                                   01/01/2007    01/01/2006     01/01/2007    01/01/2006    01/01/2007     01/01/2006
                                       to            to             to            to            to             to
                                   12/31/2007    12/31/2006     12/31/2007    12/31/2006    12/31/2007     12/31/2006
                                  -----------   ------------   ------------  ------------  ------------   ------------
OPERATIONS
  Net investment income
   (loss)........................ $  (853,627)  $   (955,441)  $ (2,140,822) $ (1,974,102) $ (1,884,546)  $ (2,349,692)
  Capital gains distributions
   received......................           0      7,445,996      7,932,303     4,014,858    11,637,277     36,429,250
  Realized gain (loss) on shares
   redeemed......................   1,421,093        508,628      9,727,778     6,588,104     4,577,654      2,811,424
  Net change in unrealized gain
   (loss) on investments.........   3,269,914     (4,651,390)    (8,196,204)   21,436,987   (23,410,698)   (10,028,572)
                                  -----------   ------------   ------------  ------------  ------------   ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   3,837,380      2,347,793      7,323,055    30,065,847    (9,080,313)    26,862,410
                                  -----------   ------------   ------------  ------------  ------------   ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................     363,892      3,532,886      1,976,168    10,511,013     1,373,512      4,626,658
  Policy loans...................      (8,546)             0        (46,340)            0       (45,269)             0
  Surrenders, withdrawals and
   death benefits................  (5,297,853)    (5,011,963)   (23,230,304)  (25,699,897)  (22,939,324)   (19,309,803)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (989,630)      (290,172)    (7,750,093)   (7,681,335)   (9,069,516)   (14,544,074)
  Withdrawal and other
   charges.......................    (127,819)      (125,847)      (462,497)     (462,943)     (430,939)      (459,103)
                                  -----------   ------------   ------------  ------------  ------------   ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (6,059,956)    (1,895,096)   (29,513,066)  (23,333,162)  (31,111,536)   (29,686,322)
                                  -----------   ------------   ------------  ------------  ------------   ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  (2,222,576)       452,697    (22,190,011)    6,732,685   (40,191,849)    (2,823,912)

NET ASSETS
  Beginning of period............  60,243,701     59,791,004    250,552,962   243,820,277   221,323,444    224,147,356
                                  -----------   ------------   ------------  ------------  ------------   ------------
  End of period.................. $58,021,125   $ 60,243,701   $228,362,951  $250,552,962  $181,131,595   $221,323,444
                                  ===========   ============   ============  ============  ============   ============

  Beginning units................  54,219,489     57,241,744    168,112,891   185,836,395   132,315,502    151,549,798
                                  -----------   ------------   ------------  ------------  ------------   ------------
  Units issued...................   3,560,973      8,134,217      8,423,886    18,333,804     7,252,789     11,424,032
  Units redeemed.................  (8,885,547)   (11,156,472)   (28,067,892)  (36,057,308)  (25,683,973)   (30,658,328)
                                  -----------   ------------   ------------  ------------  ------------   ------------
  Ending units...................  48,894,915     54,219,489    148,468,885   168,112,891   113,884,318    132,315,502
                                  ===========   ============   ============  ============  ============   ============

  The accompanying notes are an integral part of these financial statements.

                                      A25

                                          SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------
                                                                                            Janus Aspen
 Prudential SP Small Cap   Prudential SP PIMCO Total  Prudential SP PIMCO High Yield     Large Cap Growth
    Growth Portfolio           Return Portfolio                Portfolio             Portfolio - Service Shares
------------------------  --------------------------  -----------------------------  ------------------------
 01/01/2007   01/01/2006   01/01/2007    01/01/2006    01/01/2007      01/01/2006     01/01/2007    01/01/2006
     to           to           to            to            to              to             to            to
 12/31/2007   12/31/2006   12/31/2007    12/31/2006    12/31/2007      12/31/2006     12/31/2007    12/31/2006
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------

$  (678,016) $  (672,905) $ 11,537,861  $ 11,859,849  $  9,665,439    $ 10,636,930   $  (253,778)  $  (293,918)

  1,449,645            0             0             0     2,583,607       1,714,194             0             0

  1,643,040      831,740       328,089    (1,222,088)      112,853          (1,061)      860,823       475,493

   (398,660)   3,809,234    19,218,370    (1,890,850)   (8,527,837)      1,543,842     2,292,064     1,792,943
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------

  2,016,009    3,968,069    31,084,320     8,746,911     3,834,062      13,893,905     2,899,109     1,974,518
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------


    411,447    2,350,991     3,008,365    17,130,252     1,546,975       6,055,059       218,733     1,320,907
     (7,421)           0       (87,573)            0       (37,998)              0             0             0

 (4,190,421)  (3,676,358)  (50,790,162)  (54,878,386)  (17,726,114)    (16,476,824)   (1,756,428)   (1,906,714)

 (1,127,994)    (541,308)   12,781,976    (6,758,001)   (2,655,156)     (8,622,375)      190,567      (369,511)

    (93,886)     (96,889)     (654,673)     (686,339)     (375,592)       (392,938)      (50,718)      (45,493)
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------

 (5,008,275)  (1,963,564)  (35,742,067)  (45,192,474)  (19,247,885)    (19,437,078)   (1,397,846)   (1,000,811)
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------

 (2,992,266)   2,004,505    (4,657,747)  (36,445,563)  (15,413,823)     (5,543,173)    1,501,263       973,707

 41,332,188   39,327,683   430,528,839   466,974,402   186,032,027     191,575,200    22,717,351    21,743,644
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------
$38,339,922  $41,332,188  $425,871,092  $430,528,839  $170,618,204    $186,032,027   $24,218,614   $22,717,351
===========  ===========  ============  ============   ============   ============   ===========   ===========

 37,498,281   39,603,085   361,784,987   398,806,077   130,998,155     145,354,556    22,671,183    24,175,461
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------
  3,545,936    7,036,724    43,838,500    51,983,625    10,509,825      14,462,247     2,136,014     2,904,590
 (8,015,679)  (9,141,528)  (72,634,749)  (89,004,715)  (23,858,540)    (28,818,648)   (3,861,079)   (4,408,868)
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------
 33,028,538   37,498,281   332,988,738   361,784,987   117,649,440     130,998,155    20,946,118    22,671,183
===========  ===========  ============  ============   ============   ============   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A26

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                    SUBACCOUNTS
                                  --------------------------------------------------------------------------------
                                                                                           Prudential SP Strategic
                                  Prudential SP Large Cap Value  Prudential SP AIM Core    Partners Focused Growth
                                           Portfolio                Equity Portfolio              Portfolio
                                  ----------------------------  ------------------------  ------------------------
                                   01/01/2007     01/01/2006     01/01/2007   01/01/2006   01/01/2007   01/01/2006
                                       to             to             to           to           to           to
                                   12/31/2007     12/31/2006     12/31/2007   12/31/2006   12/31/2007   12/31/2006
                                  ------------   ------------   -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)........................ $    (62,016)  $   (256,670)  $  (167,398) $  (196,132) $  (473,973) $  (497,896)
  Capital gains distributions
   received......................    5,486,832      5,081,336       272,889    1,596,679    1,143,821    2,119,931
  Realized gain (loss) on shares
   redeemed......................    5,002,904      4,631,394     1,245,905      664,648    1,026,654      670,175
  Net change in unrealized gain
   (loss) on investments.........  (13,929,183)     6,079,139       381,256    1,718,731    2,022,933   (3,152,375)
                                  ------------   ------------   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   (3,501,463)    15,535,199     1,732,652    3,783,926    3,719,435     (860,165)
                                  ------------   ------------   -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................      498,612      1,003,336       569,439    1,005,138      208,214    2,147,618
  Policy loans...................      (21,630)             0             0            0      (12,073)           0
  Surrenders, withdrawals and
   death benefits................  (10,334,103)   (11,371,768)   (2,478,559)  (3,050,911)  (3,403,580)  (2,695,049)
  Net transfers between other
   subaccounts or fixed rate
   option........................   (5,806,637)   (12,248,805)   (1,590,330)    (465,105)  (1,566,146)      86,453
  Withdrawal and other
   charges.......................     (165,563)      (178,422)      (52,244)     (51,723)     (59,815)     (59,586)
                                  ------------   ------------   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (15,829,321)   (22,795,659)   (3,551,694)  (2,562,601)  (4,833,400)    (520,564)
                                  ------------   ------------   -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  (19,330,784)    (7,260,460)   (1,819,042)   1,221,325   (1,113,965)  (1,380,729)

NET ASSETS
  Beginning of period............  101,040,462    108,300,922    29,520,743   28,299,418   30,789,188   32,169,917
                                  ------------   ------------   -----------  -----------  -----------  -----------
  End of period.................. $ 81,709,678   $101,040,462   $27,701,701  $29,520,743  $29,675,223  $30,789,188
                                  ============   ============   ===========  ===========  ===========  ===========

  Beginning units................   67,052,844     84,381,837    25,836,972   28,460,491   28,856,523   29,853,860
                                  ------------   ------------   -----------  -----------  -----------  -----------
  Units issued...................    2,750,444      3,481,951     1,882,040    2,235,493    2,201,845    6,656,995
  Units redeemed.................  (13,445,759)   (20,810,944)   (4,988,964)  (4,859,012)  (6,693,666)  (7,654,332)
                                  ------------   ------------   -----------  -----------  -----------  -----------
  Ending units...................   56,357,529     67,052,844    22,730,048   25,836,972   24,364,702   28,856,523
                                  ============   ============   ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A27

                                              SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------

Prudential SP Mid Cap Growth SP Prudential U.S. Emerging Prudential SP Conservative   Prudential SP Balanced Asset
         Portfolio                Growth Portfolio       Asset Allocation Portfolio       Allocation Portfolio
--------------------------   --------------------------  --------------------------  ------------------------------
 01/01/2007     01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006     01/01/2007      01/01/2006
     to             to            to            to            to            to             to              to
 12/31/2007     12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006     12/31/2007      12/31/2006
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------
$ (1,463,690)  $ (1,854,302) $ (2,009,119) $ (2,511,466) $  7,209,155  $ 10,491,673  $    4,759,019  $   10,241,787

   8,158,264              0    14,415,918    12,328,044    12,540,190     9,020,871      34,480,040      20,728,207

   4,684,928      4,087,269     7,113,662     4,041,731    13,410,731     7,027,890      35,031,542      20,153,371

   2,414,821     (6,466,361)    2,220,897    (2,440,923)    9,390,927    12,609,400      16,410,384      54,338,488
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------

  13,794,323     (4,233,394)   21,741,358    11,417,386    42,551,003    39,149,834      90,680,985     105,461,853
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------


     502,863      3,541,936     1,400,173     7,991,022     5,138,778    14,132,392      13,045,895      37,422,700
     (10,057)             0       (40,262)            0      (231,791)            0        (229,203)              0

 (10,586,721)   (10,555,437)  (15,636,221)  (12,933,767)  (58,186,036)  (56,221,510)   (108,882,830)    (89,526,567)

  (6,720,697)    (9,235,529)  (10,111,979)   (8,936,571)   (2,969,298)   (6,178,233)    (26,514,324)    (34,149,296)

    (239,136)      (252,055)     (319,603)     (324,994)     (905,299)     (936,641)     (2,187,074)     (2,253,858)
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------

 (17,044,748)   (16,501,085)  (24,707,892)  (14,204,310)  (57,153,646)  (49,203,992)   (124,767,536)    (88,507,021)
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------

  (3,250,425)   (20,734,479)   (2,966,534)   (2,786,924)  (14,602,643)  (10,054,158)    (34,086,551)     16,954,832

 103,543,580    124,278,059   154,141,359   156,928,283   592,998,075   603,052,233   1,280,734,568   1,263,779,736
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------
$100,293,155   $103,543,580  $151,174,825  $154,141,359  $578,395,432  $592,998,075  $1,246,648,017  $1,280,734,568
============   ============  ============  ============  ============  ============  ==============  ==============

  99,309,567    118,076,359   103,548,936   114,303,297   376,139,981   413,947,172     710,506,570     772,288,551
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------
   6,141,128     12,236,156     6,763,198    19,216,598    22,670,512    31,934,422      40,970,247      61,749,203
 (22,239,046)   (31,002,948)  (22,612,862)  (29,970,959)  (59,377,177)  (69,741,613)   (105,823,933)   (123,531,184)
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------
  83,211,649     99,309,567    87,699,272   103,548,936   339,433,316   376,139,981     645,652,884     710,506,570
============   ============  ============  ============  ============  ============  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                                      A28

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                        SUBACCOUNTS
                                  ------------------------------------------------------------------------------------------
                                    Prudential SP Growth Asset    Prudential SP Aggressive Growth Prudential SP International
                                       Allocation Portfolio       Asset Allocation Portfolio           Growth Portfolio
                                  ------------------------------  ------------------------------  --------------------------
                                    01/01/2007      01/01/2006     01/01/2007      01/01/2006      01/01/2007    01/01/2006
                                        to              to             to              to              to            to
                                    12/31/2007      12/31/2006     12/31/2007      12/31/2006      12/31/2007    12/31/2006
                                  --------------  --------------   ------------    ------------   ------------  ------------
OPERATIONS
  Net investment income
   (loss)........................ $   (4,674,314) $      471,721  $ (1,233,180)   $    386,878    $ (1,016,091) $    173,608
  Capital gains distributions
   received......................     37,774,038      16,698,104     6,725,749       3,770,998      15,345,981     6,926,970
  Realized gain (loss) on shares
   redeemed......................     42,938,049      21,984,237     6,522,339       4,507,293       5,669,869     3,003,521
  Net change in unrealized gain
   (loss) on investments.........      2,676,997      74,917,309      (624,748)      9,665,867      (2,403,052)    6,419,977
                                  --------------  --------------   ------------    ------------   ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................     78,714,770     114,071,371    11,390,160      18,331,036      17,596,707    16,524,076
                                  --------------  --------------   ------------    ------------   ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................     10,953,284      36,910,200       915,929       3,338,407       1,016,682     7,984,831
  Policy loans...................       (244,261)              0             0               0         (10,995)            0
  Surrenders, withdrawals and
   death benefits................    (86,923,142)    (60,617,715)  (13,697,907)    (11,240,601)     (9,953,965)   (7,119,759)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (60,904,749)    (50,032,379)   (7,171,631)     (9,628,405)      2,218,953     3,068,004
  Withdrawal and other
   charges.......................     (2,241,291)     (2,264,293)     (483,464)       (490,339)       (204,207)     (182,211)
                                  --------------  --------------   ------------    ------------   ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   (139,360,159)    (76,004,187)  (20,437,073)    (18,020,938)     (6,933,532)    3,750,865
                                  --------------  --------------   ------------    ------------   ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................    (60,645,389)     38,067,184    (9,046,913)        310,098      10,663,175    20,274,941

NET ASSETS
  Beginning of period............  1,137,565,819   1,099,498,635   159,375,227     159,065,129     104,182,935    83,907,994
                                  --------------  --------------   ------------    ------------   ------------  ------------
  End of period.................. $1,076,920,430  $1,137,565,819  $150,328,314    $159,375,227    $114,846,110  $104,182,935
                                  ==============  ==============   ============    ============   ============  ============

  Beginning units................    550,336,999     593,162,776   100,341,179     112,978,849      67,133,774    65,435,957
                                  --------------  --------------   ------------    ------------   ------------  ------------
  Units issued...................     30,774,589      54,892,208     1,652,478       5,580,553      11,172,847    19,670,956
  Units redeemed.................    (94,455,949)    (97,717,985)  (14,683,472)    (18,218,223)    (15,242,594)  (17,973,139)
                                  --------------  --------------   ------------    ------------   ------------  ------------
  Ending units...................    486,655,639     550,336,999    87,310,185     100,341,179      63,064,027    67,133,774
                                  ==============  ==============   ============    ============   ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A29

                                      SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------
Prudential SP International  Evergreen VA Balanced
      Value Portfolio                Fund           Evergreen VA Growth Fund Evergreen VA Omega Fund
--------------------------  ----------------------  ----------------------   ----------------------
 01/01/2007    01/01/2006   01/01/2007  01/01/2006  01/01/2007   01/01/2006  01/01/2007  01/01/2006
     to            to           to          to          to           to          to          to
 12/31/2007    12/31/2006   12/31/2007  12/31/2006  12/31/2007   12/31/2006  12/31/2007  12/31/2006
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------

$    476,035  $   (153,656) $   30,832  $    9,090  $  (24,686)  $  (22,565) $  (34,401) $  (50,455)

  22,164,851     1,116,378           0           0     279,525       63,010           0           0

   8,244,609     3,553,045      16,918      23,457      29,756       48,518     117,524      72,435

 (13,612,295)   17,714,987      12,696      61,016    (157,382)      40,683     199,252      99,631
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------

  17,273,200    22,230,754      60,446      93,563     127,213      129,646     282,375     121,611
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------


   3,102,224     7,598,898      27,521     134,069       1,184        8,990       5,572     115,636
           0             0           0           0           0            0           0           0

  (9,193,274)   (7,287,268)    (61,344)   (156,925)    (66,652)     (93,662)   (267,326)   (226,124)

  (1,879,706)    4,320,208      (5,036)    (31,467)    (28,461)       4,446    (153,767)   (183,486)

    (237,141)     (196,599)     (2,438)     (2,327)     (2,290)      (2,124)     (6,668)     (6,524)
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------

  (8,207,897)    4,435,239     (41,297)    (56,650)    (96,219)     (82,350)   (422,189)   (300,498)
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------

   9,065,303    26,665,993      19,149      36,913      30,994       47,296    (139,814)   (178,887)

 107,560,931    80,894,938   1,270,976   1,234,063   1,386,395    1,339,099   2,961,621   3,140,508
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------
$116,626,234  $107,560,931  $1,290,125  $1,270,976  $1,417,389   $1,386,395  $2,821,807  $2,961,621
============  ============  ==========  ==========  ==========   ==========  ==========  ==========

  64,526,904    61,883,853     971,396   1,017,266     804,833      848,705   1,985,784   2,202,758
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------
  11,379,482    17,076,081      39,260     153,091       7,137       64,845      37,578     176,623
 (15,727,643)  (14,433,030)    (70,194)   (198,961)    (58,402)    (108,717)   (303,649)   (393,597)
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------
  60,178,743    64,526,904     940,462     971,396     753,568      804,833   1,719,713   1,985,784
============  ============  ==========  ==========  ==========   ==========  ==========  ==========

  The accompanying notes are an integral part of these financial statements.

                                      A30

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                SUBACCOUNTS
                                  --------------------------------------------------------------------------
                                    Evergreen VA Special   Evergreen VA International Evergreen VA Fundamental
                                        Values Fund              Equity Fund              Large Cap Fund
                                  -----------------------  -------------------------  ----------------------
                                   01/01/2007  01/01/2006  01/01/2007    01/01/2006   01/01/2007   01/01/2006
                                       to          to          to            to           to           to
                                   12/31/2007  12/31/2006  12/31/2007    12/31/2006   12/31/2007   12/31/2006
                                  -----------  ----------  ----------    ----------   ----------   ----------
OPERATIONS
  Net investment income
   (loss)........................ $   (13,300) $  (39,046) $   15,779    $   41,089   $  (24,486)  $  (17,680)
  Capital gains distributions
   received......................     603,225     525,613     165,768       103,237      323,178       65,793
  Realized gain (loss) on shares
   redeemed......................      67,840     129,556      93,036        68,595      100,420       99,095
  Net change in unrealized gain
   (loss) on investments.........  (1,062,518)    132,620      (4,449)      166,814     (136,066)     268,009
                                  -----------  ----------   ----------   ----------   ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    (404,753)    748,743     270,134       379,735      263,046      415,217
                                  -----------  ----------   ----------   ----------   ----------   ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................       9,386      87,728       9,225       165,011       20,538       46,874
  Policy loans...................           0           0           0             0            0            0
  Surrenders, withdrawals and
   death benefits................    (360,465)   (233,836)   (259,590)     (147,286)    (216,891)    (438,073)
  Net transfers between other
   subaccounts or fixed rate
   option........................     151,850      45,975      55,783        68,209     (116,142)       7,251
  Withdrawal and other
   charges.......................     (10,788)    (10,357)     (3,300)       (2,883)      (8,652)      (8,850)
                                  -----------  ----------   ----------   ----------   ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................    (210,017)   (110,490)   (197,882)       83,051     (321,147)    (392,798)
                                  -----------  ----------   ----------   ----------   ----------   ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................    (614,770)    638,253      72,252       462,786      (58,101)      22,419

NET ASSETS
  Beginning of period............   4,790,145   4,151,892   2,192,793     1,730,007    4,140,178    4,117,759
                                  -----------  ----------   ----------   ----------   ----------   ----------
  End of period.................. $ 4,175,375  $4,790,145  $2,265,045    $2,192,793   $4,082,077   $4,140,178
                                  ===========  ==========   ==========   ==========   ==========   ==========

  Beginning units................   2,499,178   2,585,613     129,829       124,000      312,057      343,937
                                  -----------  ----------   ----------   ----------   ----------   ----------
  Units issued...................     165,187     417,995       6,992        25,107        3,948       21,233
  Units redeemed.................    (267,909)   (504,430)    (18,200)      (19,278)     (27,068)     (53,113)
                                  -----------  ----------   ----------   ----------   ----------   ----------
  Ending units...................   2,396,456   2,499,178     118,621       129,829      288,937      312,057
                                  ===========  ==========   ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A31

                                      SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------
 AST AllianceBernstein     AST American Century       AST American Century         AST Cohen & Steers Realty
Growth & Income Portfolio Income & Growth Portfolio Strategic Allocation Portfolio         Portfolio
-----------------------   ------------------------  -----------------------------  ------------------------
 01/01/2007   01/01/2006  01/01/2007   01/01/2006    01/01/2007     01/01/2006      01/01/2007   01/01/2006
     to           to          to           to            to             to              to           to
 12/31/2007   12/31/2006  12/31/2007   12/31/2006    12/31/2007     12/31/2006      12/31/2007   12/31/2006
-----------   ----------  ----------   ----------    -----------    ----------     -----------  -----------

$   (53,150)  $  (37,487) $   41,027   $  (13,783)  $   123,019     $   (8,466)    $   420,359  $   (93,781)

    463,061            0           0            0       775,012         28,647       3,766,843    1,053,171

    206,683       38,651     145,146       24,879       110,635          1,714         447,685      140,817

   (405,829)     597,342    (465,991)     526,444      (582,519)       163,188      (9,658,775)   2,529,944
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------

    210,765      598,506    (279,818)     537,540       426,147        185,083      (5,023,888)   3,630,151
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------


  5,521,690    2,900,150   2,324,439    1,899,972    14,172,365      1,646,385       4,725,886    6,299,187
          0            0           0            0             0              0               0            0

   (523,339)    (125,524)   (366,223)    (119,139)     (246,664)       (10,892)     (2,131,307)    (796,631)

  2,223,583    2,278,702   1,322,584    1,364,866     1,014,431        155,950      (2,341,276)   6,862,975

     (8,729)      (1,873)    (10,571)      (4,619)       (6,372)          (820)        (30,575)     (13,507)
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------

  7,213,205    5,051,455   3,270,229    3,141,080    14,933,760      1,790,623         222,728   12,352,024
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------

  7,423,970    5,649,961   2,990,411    3,678,620    15,359,907      1,975,706      (4,801,160)  15,982,175

  6,826,722    1,176,761   5,128,138    1,449,518     2,875,307        899,601      21,307,610    5,325,435
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------
$14,250,692   $6,826,722  $8,118,549   $5,128,138   $18,235,214     $2,875,307     $16,506,450  $21,307,610
===========   ==========  ==========   ==========    ===========     ==========    ===========  ===========

    586,773      114,672     436,588      140,275       261,054         87,237       1,358,480      443,049
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------
    814,402      540,159     419,546      389,604     2,022,538        232,858         818,719    1,187,665
   (201,297)     (68,058)   (140,844)     (93,291)     (704,331)       (59,041)       (793,343)    (272,234)
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------
  1,199,878      586,773     715,290      436,588     1,579,261        261,054       1,383,856    1,358,480
===========   ==========  ==========   ==========    ===========     ==========    ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A32

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                 SUBACCOUNTS
                                  ----------------------------------------------------------------------------
                                   AST UBS Dynamic Alpha   AST DeAm Large-Cap Value   AST Neuberger Berman
                                         Portfolio                 Portfolio         Small-Cap Growth Portfolio
                                  -----------------------  ------------------------  -------------------------
                                   01/01/2007  01/01/2006   01/01/2007   01/01/2006  01/01/2007    01/01/2006
                                       to          to           to           to          to            to
                                   12/31/2007  12/31/2006   12/31/2007   12/31/2006  12/31/2007    12/31/2006
                                  -----------  ----------  -----------  -----------  ----------    ----------
OPERATIONS
  Net investment income
   (loss)........................ $   (68,437) $   (9,533) $  (127,281) $   (89,918) $  (64,788)   $  (35,695)
  Capital gains distributions
   received......................           0           0    1,522,062      482,993           0             0
  Realized gain (loss) on shares
   redeemed......................      75,672       7,033      677,135       35,829      59,979       (49,139)
  Net change in unrealized gain
   (loss) on investments.........  (1,086,609)    253,979   (2,366,393)   1,317,499     573,788        66,177
                                  -----------  ----------  -----------  -----------   ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................  (1,079,374)    251,479     (294,477)   1,746,403     568,979       (18,657)
                                  -----------  ----------  -----------  -----------   ----------   ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................  29,277,252   2,673,942    7,819,882    5,515,769   1,150,907     1,814,468
  Policy loans...................           0           0            0            0           0             0
  Surrenders, withdrawals and
   death benefits................    (431,507)    (18,210)    (925,392)    (409,840)   (265,415)     (141,538)
  Net transfers between other
   subaccounts or fixed rate
   option........................   7,946,826     490,127   (5,052,371)   8,729,843   1,288,714       628,340
  Withdrawal and other
   charges.......................      (7,020)       (532)     (18,962)      (4,946)     (4,341)       (2,066)
                                  -----------  ----------  -----------  -----------   ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  36,785,551   3,145,327    1,823,157   13,830,826   2,169,865     2,299,204
                                  -----------  ----------  -----------  -----------   ----------   ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  35,706,177   3,396,806    1,528,680   15,577,229   2,738,844     2,280,547

NET ASSETS
  Beginning of period............   3,891,211     494,405   18,748,638    3,171,409   2,928,229       647,682
                                  -----------  ----------  -----------  -----------   ----------   ----------
  End of period.................. $39,597,388  $3,891,211  $20,277,318  $18,748,638  $5,667,073    $2,928,229
                                  ===========  ==========  ===========  ===========   ==========   ==========

  Beginning units................     342,751      46,597    1,480,585      295,846     273,848        62,813
                                  -----------  ----------  -----------  -----------   ----------   ----------
  Units issued...................   5,295,754     351,163    1,018,106    1,410,264     276,150       346,413
  Units redeemed.................  (2,090,128)    (55,009)    (852,733)    (225,525)    (83,666)     (135,378)
                                  -----------  ----------  -----------  -----------   ----------   ----------
  Ending units...................   3,548,377     342,751    1,645,958    1,480,585     466,332       273,848
                                  ===========  ==========  ===========  ===========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A33

                                     SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value                          AST Federated Aggressive
       Portfolio         AST High Yield Portfolio     Growth Portfolio     AST Mid-Cap Value Portfolio
-----------------------  -----------------------  -----------------------  --------------------------
 01/01/2007  01/01/2006   01/01/2007  01/01/2006   01/01/2007  01/01/2006  01/01/2007    01/01/2006
     to          to           to          to           to          to          to            to
 12/31/2007  12/31/2006   12/31/2007  12/31/2006   12/31/2007  12/31/2006  12/31/2007    12/31/2006
-----------  ----------  -----------  ----------  -----------  ----------  ----------    ----------

$   (33,274) $  (36,198) $   720,757  $  223,409  $  (177,069) $  (91,964) $  (72,696)   $  (38,207)

    792,631      91,901            0           0    1,089,226     115,208     163,908       310,852

     33,809       3,635      178,816     (28,212)     351,320      55,377      79,518       (20,787)

 (1,908,008)    355,048     (833,723)    291,656     (414,145)    408,366    (200,240)       64,573
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------

 (1,114,842)    414,386       65,850     486,853      849,332     486,987     (29,510)      316,431
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------


  2,050,321   1,428,802    1,742,674   2,839,484    2,734,617   2,500,166   1,723,735     1,871,240
       (953)          0       (2,089)          0            0           0           0             0

   (284,378)   (129,923)    (557,537)   (298,060)    (766,297)   (333,342)   (367,470)     (130,570)

     44,191   1,342,110   (1,005,249)  2,712,050      429,452   2,304,361     253,697       988,141

     (8,508)     (4,173)     (11,569)     (7,449)     (16,763)     (9,677)     (8,239)       (3,944)
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------

  1,800,673   2,636,816      166,230   5,246,025    2,381,009   4,461,508   1,601,723     2,724,867
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------

    685,831   3,051,202      232,080   5,732,878    3,230,341   4,948,495   1,572,213     3,041,298

  4,203,021   1,151,819    8,438,317   2,705,439    8,206,156   3,257,661   4,521,252     1,479,954
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------
$ 4,888,852  $4,203,021  $ 8,670,397  $8,438,317  $11,436,497  $8,206,156  $6,093,465    $4,521,252
===========  ==========  ===========  ==========  ===========  ==========   ==========    ==========

    360,678     114,953      790,173     274,409      686,881     297,309     395,509       143,016
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------
    305,444     317,762      373,905     691,722      489,173     540,800     281,252       338,673
   (133,311)    (72,037)    (357,280)   (175,958)    (277,340)   (151,228)   (137,168)      (86,180)
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------
    532,811     360,678      806,798     790,173      898,714     686,881     539,593       395,509
===========  ==========  ===========  ==========  ===========  ==========   ==========    ==========


  The accompanying notes are an integral part of these financial statements.

                                      A34

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                                  -------------------------------------------------------------------------------
                                     AST Small-Cap Value       AST Goldman Sachs             AST Goldman Sachs
                                          Portfolio         Concentrated Growth Portfolio Mid-Cap Growth Portfolio
                                  ------------------------  ----------------------------- -----------------------
                                   01/01/2007   01/01/2006   01/01/2007     01/01/2006     01/01/2007  01/01/2006
                                       to           to           to             to             to          to
                                   12/31/2007   12/31/2006   12/31/2007     12/31/2006     12/31/2007  12/31/2006
                                  -----------  -----------   -----------    ----------    -----------  ----------
OPERATIONS
  Net investment income
   (loss)........................ $   (79,737) $   (82,197) $  (142,373)    $  (41,777)   $  (148,875) $  (71,451)
  Capital gains distributions
   received......................   1,307,198      177,273            0              0              0           0
  Realized gain (loss) on shares
   redeemed......................     282,806       26,923      234,792         19,278        224,110      54,923
  Net change in unrealized gain
   (loss) on investments.........  (2,476,936)     780,907      594,826        283,884      1,024,063     209,792
                                  -----------  -----------   -----------     ----------   -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    (966,669)     902,906      687,245        261,385      1,099,298     193,264
                                  -----------  -----------   -----------     ----------   -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   3,018,663    2,988,546    3,650,926      2,024,690      3,076,566   2,450,767
  Policy loans...................           0            0            0              0              0           0
  Surrenders, withdrawals and
   death benefits................    (641,998)    (273,631)    (244,309)      (129,924)      (397,398)   (421,477)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (104,159)   4,125,739    3,200,246      2,147,634      2,041,110   1,032,038
  Withdrawal and other
   charges.......................     (17,031)      (8,211)     (11,902)        (2,959)       (11,526)     (5,600)
                                  -----------  -----------   -----------     ----------   -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   2,255,475    6,832,443    6,594,961      4,039,441      4,708,752   3,055,728
                                  -----------  -----------   -----------     ----------   -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   1,288,806    7,735,349    7,282,206      4,300,826      5,808,050   3,248,992

NET ASSETS
  Beginning of period............  10,168,224    2,432,875    5,341,480      1,040,654      5,726,503   2,477,511
                                  -----------  -----------   -----------     ----------   -----------  ----------
  End of period.................. $11,457,030  $10,168,224  $12,623,686     $5,341,480    $11,534,553  $5,726,503
                                  ===========  ===========   ===========     ==========   ===========  ==========

  Beginning units................     825,836      228,580      469,809         96,752        526,092     234,239
                                  -----------  -----------   -----------     ----------   -----------  ----------
  Units issued...................     580,864      802,532      788,748        425,196        609,321     427,868
  Units redeemed.................    (363,709)    (205,276)    (245,953)       (52,139)      (216,881)   (136,015)
                                  -----------  -----------   -----------     ----------   -----------  ----------
  Ending units...................   1,042,991      825,836    1,012,604        469,809        918,532     526,092
                                  ===========  ===========   ===========     ==========   ===========  ==========

  The accompanying notes are an integral part of these financial statements.

                                      A35

                                      SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------
   AST Large-Cap Value     AST Lord Abbett Bond-   AST Marsico Capital Growth
        Portfolio           Debenture Portfolio            Portfolio          AST MFS Growth Portfolio
------------------------  -----------------------  ------------------------   ----------------------
 01/01/2007   01/01/2006   01/01/2007  01/01/2006   01/01/2007    01/01/2006  01/01/2007   01/01/2006
     to           to           to          to           to            to          to           to
 12/31/2007   12/31/2006   12/31/2007  12/31/2006   12/31/2007    12/31/2006  12/31/2007   12/31/2006
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------

$   (87,209) $  (122,140) $   650,962  $   87,200  $  (416,528)  $  (243,641) $  (82,745)  $  (44,601)

    464,781      266,726       58,143      48,895            0             0           0            0

    503,082      191,936      163,472       6,232      578,466        81,568     115,517       33,853

 (1,696,825)   1,713,966     (411,829)    354,885    3,022,114     1,249,305     562,164      258,369
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------

   (816,171)   2,050,488      460,748     497,212    3,184,052     1,087,232     594,936      247,621
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------


  2,854,116    4,583,624    2,207,740   2,429,995    4,983,692     8,066,183   1,666,606    1,292,612
          0            0       (2,144)          0            0             0           0            0

   (927,674)    (712,820)    (657,789)   (189,780)  (1,488,981)     (593,496)   (357,895)    (124,771)

   (762,718)       9,152    3,230,830   3,624,580    6,596,287     4,965,138   1,122,836      727,863

    (23,209)     (19,155)     (14,138)     (6,389)     (33,657)      (14,647)     (9,985)      (5,701)
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------

  1,140,515    3,860,801    4,764,499   5,858,406   10,057,341    12,423,178   2,421,562    1,890,003
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------

    324,344    5,911,289    5,225,247   6,355,618   13,241,393    13,510,410   3,016,498    2,137,624

 16,175,371   10,264,082    9,190,830   2,835,212   21,236,565     7,726,155   3,606,180    1,468,556
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------
$16,499,715  $16,175,371  $14,416,077  $9,190,830  $34,477,958   $21,236,565  $6,622,678   $3,606,180
===========  ===========  ===========  ==========  ===========   ===========  ==========   ==========

  1,335,896      972,517      856,639     285,006    1,873,849       709,067     316,445      136,599
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------
    472,354      707,727      702,356     647,572    1,301,123     1,442,417     291,359      249,040
   (354,941)    (344,348)    (267,360)    (75,939)    (443,312)     (277,635)    (87,093)     (69,194)
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------
  1,453,309    1,335,896    1,291,635     856,639    2,731,660     1,873,849     520,711      316,445
===========  ===========  ===========  ==========  ===========   ===========  ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A36

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                                  -----------------------------------------------------------------------------
                                    AST Neuberger Berman        AST Neuberger Berman    AST PIMCO Limited Maturity
                                  Mid-Cap Growth Portfolio     Mid-Cap Value Portfolio       Bond Portfolio
                                  ------------------------    ------------------------  -------------------------
                                   01/01/2007     01/01/2006   01/01/2007   01/01/2006   01/01/2007   01/01/2006
                                       to             to           to           to           to           to
                                   12/31/2007     12/31/2006   12/31/2007   12/31/2006   12/31/2007   12/31/2006
                                  -----------    -----------  -----------  -----------  -----------   ----------
OPERATIONS
  Net investment income
   (loss)........................ $  (302,079)   $  (132,794) $  (191,805) $  (194,404) $   387,257   $   42,205
  Capital gains distributions
   received......................           0              0    3,010,159    2,011,525            0            0
  Realized gain (loss) on shares
   redeemed......................     726,631         72,097      137,587     (408,981)      97,171        5,210
  Net change in unrealized gain
   (loss) on investments.........   2,388,846        851,633   (3,035,117)    (254,603)       6,161       96,601
                                  -----------    -----------  -----------  -----------  -----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   2,813,398        790,936      (79,176)   1,153,537      490,589      144,016
                                  -----------    -----------  -----------  -----------  -----------   ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   5,400,456      3,781,898    3,178,216    5,281,871    1,554,371    2,417,051
  Policy loans...................           0              0            0            0            0            0
  Surrenders, withdrawals and
   death benefits................    (872,278)      (441,326)  (1,253,911)    (870,634)  (1,672,874)    (510,438)
  Net transfers between other
   subaccounts or fixed rate
   option........................   5,357,220      2,128,408      614,999    1,174,563    2,888,855    2,374,151
  Withdrawal and other
   charges.......................     (18,255)        (8,474)     (29,634)     (18,555)     (19,153)      (7,732)
                                  -----------    -----------  -----------  -----------  -----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   9,867,143      5,460,506    2,509,670    5,567,245    2,751,199    4,273,032
                                  -----------    -----------  -----------  -----------  -----------   ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  12,680,541      6,251,442    2,430,494    6,720,782    3,241,788    4,417,048

NET ASSETS
  Beginning of period............  11,182,384      4,930,942   18,209,954   11,489,172    8,157,852    3,740,804
                                  -----------    -----------  -----------  -----------  -----------   ----------
  End of period.................. $23,862,925    $11,182,384  $20,640,448  $18,209,954  $11,399,640   $8,157,852
                                  ===========    ===========  ===========  ===========  ===========   ==========

  Beginning units................     896,909        434,960    1,551,952    1,055,431      795,163      371,976
                                  -----------    -----------  -----------  -----------  -----------   ----------
  Units issued...................   1,150,624        703,693      820,373    1,127,482      599,513      578,691
  Units redeemed.................    (410,183)      (241,744)    (606,346)    (630,961)    (335,987)    (155,504)
                                  -----------    -----------  -----------  -----------  -----------   ----------
  Ending units...................   1,637,350        896,909    1,765,979    1,551,952    1,058,689      795,163
                                  ===========    ===========  ===========  ===========  ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A37

                                       SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------
                                      AST
AST AllianceBernstein Core  AllianceBernstein Managed AST T. Rowe Price Natural   AST T. Rowe Price Asset
    Value Portfolio           Index 500 Portfolio        Resources Portfolio        Allocation Portfolio
-------------------------   ------------------------  -------------------------  -------------------------
 01/01/2007    01/01/2006   01/01/2007   01/01/2006    01/01/2007    01/01/2006   01/01/2007    01/01/2006
     to            to           to           to            to            to           to            to
 12/31/2007    12/31/2006   12/31/2007   12/31/2006    12/31/2007    12/31/2006   12/31/2007    12/31/2006
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------
$     9,763    $  (23,099)  $   25,105   $  (23,375)  $   (761,086) $  (608,661) $   (256,143) $   (27,928)
    480,617        54,312            0            0      5,212,592    2,662,398     3,942,554      224,080
    191,203        19,381      118,332       36,669      2,865,358      231,965       330,287       31,841
 (1,293,564)      402,005     (233,509)     358,911     17,169,209    1,995,851    (2,897,322)     352,127
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------

   (611,981)      452,599      (90,072)     372,205     24,486,073    4,281,553     1,119,376      580,120
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------


  5,642,458     2,404,797    4,013,762    1,310,144     13,896,557   16,183,025   128,236,414    4,984,828
          0             0       (2,172)           0              0            0             0            0

   (573,138)     (174,782)    (489,680)    (215,473)    (4,647,066)  (2,147,741)   (1,654,530)    (648,558)

   (412,189)    2,390,759      773,819      409,932      9,762,852   15,500,585    10,728,129    4,302,368

     (7,800)       (1,878)      (7,548)      (4,326)      (112,084)     (68,768)      (17,169)      (4,794)
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------

  4,649,331     4,618,896    4,288,181    1,500,277     18,900,259   29,467,101   137,292,844    8,633,844
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------

  4,037,350     5,071,495    4,198,109    1,872,482     43,386,332   33,748,654   138,412,220    9,213,964

  5,631,057       559,562    4,106,590    2,234,108     57,657,997   23,909,343    11,426,748    2,212,784
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------
$ 9,668,407    $5,631,057   $8,304,699   $4,106,590   $101,044,329  $57,657,997  $149,838,968  $11,426,748
===========    ==========   ==========   ==========   ============  ===========  ============  ===========

    466,466        54,284      362,215      214,898      4,374,000    2,036,631     1,012,731      213,872
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------
    724,572       472,407      493,037      212,258      2,920,429    3,593,667    17,405,537      964,337
   (329,304)      (60,225)    (105,994)     (64,941)    (1,511,497)  (1,256,298)   (5,455,738)    (165,478)
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------
    861,734       466,466      749,258      362,215      5,782,932    4,374,000    12,962,530    1,012,731
===========    ==========   ==========   ==========   ============  ===========  ============  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A38

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                                  --------------------------------------------------------------------------
                                   AST MFS Global Equity   AST JPMorgan International AST T. Rowe Price Global
                                         Portfolio             Equity Portfolio            Bond Portfolio
                                  -----------------------  ------------------------   -----------------------
                                   01/01/2007  01/01/2006   01/01/2007    01/01/2006   01/01/2007  01/01/2006
                                       to          to           to            to           to          to
                                   12/31/2007  12/31/2006   12/31/2007    12/31/2006   12/31/2007  12/31/2006
                                  -----------  ----------  -----------   -----------  -----------  ----------
OPERATIONS
  Net investment income
   (loss)........................ $    79,527  $  (52,901) $     4,428   $   (88,380) $   203,726  $  (20,720)
  Capital gains distributions
   received......................   1,201,198     241,975            0             0            0      44,685
  Realized gain (loss) on shares
   redeemed......................     300,996      73,268      634,849       180,622      116,321      (4,036)
  Net change in unrealized gain
   (loss) on investments.........    (948,730)    584,530      673,828     1,517,548      383,880     240,899
                                  -----------  ----------  -----------   -----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................     632,991     846,872    1,313,105     1,609,790      703,927     260,828
                                  -----------  ----------  -----------   -----------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   2,366,056   2,842,517    4,848,545     5,661,889    1,570,129   1,945,852
  Policy loans...................           0           0            0             0            0           0
  Surrenders, withdrawals and
   death benefits................    (680,198)   (295,482)  (1,008,747)     (299,607)    (494,070)   (200,183)
  Net transfers between other
   subaccounts or fixed rate
   option........................   1,066,910   2,451,115    3,258,216     4,191,273    6,727,759   1,895,490
  Withdrawal and other
   charges.......................     (14,156)     (6,370)     (28,161)      (10,676)     (15,939)     (7,967)
                                  -----------  ----------  -----------   -----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   2,738,612   4,991,780    7,069,853     9,542,879    7,787,879   3,633,192
                                  -----------  ----------  -----------   -----------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   3,371,603   5,838,652    8,382,958    11,152,669    8,491,806   3,894,020

NET ASSETS
  Beginning of period............   7,572,094   1,733,442   14,739,051     3,586,382    7,289,159   3,395,139
                                  -----------  ----------  -----------   -----------  -----------  ----------
  End of period.................. $10,943,697  $7,572,094  $23,122,009   $14,739,051  $15,780,965  $7,289,159
                                  ===========  ==========  ===========   ===========  ===========  ==========

  Beginning units................     606,014     165,532    1,170,827       336,854      736,041     359,354
                                  -----------  ----------  -----------   -----------  -----------  ----------
  Units issued...................     442,816     564,969    1,040,473     1,041,097      980,717     476,597
  Units redeemed.................    (216,483)   (124,487)    (434,676)     (207,124)    (245,143)    (99,910)
                                  -----------  ----------  -----------   -----------  -----------  ----------
  Ending units...................     832,347     606,014    1,776,624     1,170,827    1,471,615     736,041
                                  ===========  ==========  ===========   ===========  ===========  ==========

  The accompanying notes are an integral part of these financial statements.

                                      A39

                                             SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------
  AST Aggressive Asset        AST Capital Growth Asset    AST Balanced Asset Allocation   AST Conservative Asset
  Allocation Portfolio          Allocation Portfolio                Portfolio              Allocation Portfolio
------------------------    ----------------------------  ----------------------------  --------------------------
 01/01/2007     01/01/2006    01/01/2007     01/01/2006     01/01/2007     01/01/2006    01/01/2007    01/01/2006
     to             to            to             to             to             to            to            to
 12/31/2007     12/31/2006    12/31/2007     12/31/2006     12/31/2007     12/31/2006    12/31/2007    12/31/2006
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------

$  (825,300)   $  (304,732) $  (21,678,998) $ (7,498,166) $  (16,129,482) $ (7,021,815) $ (5,249,730) $ (2,088,351)

    342,015              0       4,168,071             0       3,421,811             0       898,182             0
    877,690        112,379      13,033,818     1,898,222       8,885,116     1,013,158     3,697,914       626,529
  3,111,657      3,265,767      74,686,796    52,900,422      62,580,914    44,904,234    20,392,734    12,436,092
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
  3,506,062      3,073,414      70,209,687    47,300,478      58,758,359    38,895,577    19,739,100    10,974,270
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------

 21,593,794     26,164,695     711,833,958   576,674,317     489,416,991   523,191,806   182,035,711   158,845,352
          0              0         (65,116)            0               0             0        (6,616)            0
 (2,080,693)      (746,987)    (30,116,627)   (8,744,221)    (36,449,238)  (11,628,822)  (13,020,915)   (4,598,441)
  1,406,672      8,352,734      24,596,895    74,276,484      43,351,738    75,004,521    27,123,255    29,219,738
    (58,715)       (11,307)       (345,949)      (47,952)       (325,839)      (34,466)     (113,918)      (16,107)
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
 20,861,058     33,759,135     705,903,161   642,158,628     495,993,652   586,533,039   196,017,517   183,450,542
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
 24,367,120     36,832,549     776,112,848   689,459,106     554,752,011   625,428,616   215,756,617   194,424,812

 39,020,471      2,187,922     715,916,999    26,457,893     649,011,114    23,582,498   203,024,771     8,599,959
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
$63,387,591    $39,020,471  $1,492,029,847  $715,916,999  $1,203,763,125  $649,011,114  $418,781,388  $203,024,771
===========    ===========  ==============  ============  ==============  ============  ============  ============

  3,487,834        218,878      64,775,630     2,644,939      59,537,127     2,355,050    18,790,094       857,910
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
  2,713,239      3,745,773     108,072,908    72,711,119      73,749,662    66,707,143    28,521,912    21,137,765
   (878,206)      (476,817)    (46,420,430)  (10,580,428)    (29,535,369)   (9,525,066)  (10,882,902)   (3,205,581)
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
  5,322,867      3,487,834     126,428,108    64,775,630     103,751,420    59,537,127    36,429,104    18,790,094
===========    ===========  ==============  ============  ==============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A40

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                    SUBACCOUNTS
                                  ----------------------------------------------------------------------------------
                                    AST Preservation Asset        AST First Trust        AST First Trust Capital
                                     Allocation Portfolio    Balanced Target Portfolio  Appreciation Target Portfolio
                                  -------------------------  -------------------------  ----------------------------
                                   01/01/2007    01/01/2006   01/01/2007   03/20/2006*   01/01/2007     03/20/2006*
                                       to            to           to           to            to             to
                                   12/31/2007    12/31/2006   12/31/2007   12/31/2006    12/31/2007     12/31/2006
                                  ------------  -----------  ------------  -----------   ------------   -----------
OPERATIONS
  Net investment income
   (loss)........................ $ (1,607,288) $  (522,011) $ (1,979,199) $  (388,971) $ (2,958,236)   $  (469,207)
  Capital gains distributions
   received......................            0            0        57,591            0       190,369              0
  Realized gain (loss) on shares
   redeemed......................    2,109,095      238,624     1,022,890       97,866     1,487,923        118,570
  Net change in unrealized gain
   (loss) on investments.........    5,722,307    2,382,382     6,506,632    3,123,601    11,311,415      4,031,034
                                  ------------  -----------  ------------  -----------   ------------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    6,224,114    2,098,995     5,607,914    2,832,496    10,031,471      3,680,397
                                  ------------  -----------  ------------  -----------   ------------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   59,329,950   40,530,913   109,393,615   50,183,739   170,346,054     58,800,698
  Policy loans...................            0            0             0            0             0              0
  Surrenders, withdrawals and
   death benefits................   (4,398,700)  (1,768,061)   (3,606,330)    (368,593)   (3,531,692)      (292,300)
  Net transfers between other
   subaccounts or fixed rate
   option........................   18,205,856   12,102,420     8,224,995    9,649,459    18,086,301     12,974,306
  Withdrawal and other
   charges.......................      (44,915)      (4,104)      (36,361)      (1,382)      (46,357)        (5,753)
                                  ------------  -----------  ------------  -----------   ------------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   73,092,191   50,861,168   113,975,919   59,463,223   184,854,306     71,476,951
                                  ------------  -----------  ------------  -----------   ------------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   79,316,305   52,960,163   119,583,833   62,295,719   194,885,777     75,157,348

NET ASSETS
  Beginning of period............   55,169,064    2,208,901    62,295,719            0    75,157,348              0
                                  ------------  -----------  ------------  -----------   ------------   -----------
  End of period.................. $134,485,369  $55,169,064  $181,879,552  $62,295,719  $270,043,125    $75,157,348
                                  ============  ===========  ============  ===========   ============   ===========

  Beginning units................    5,216,358      220,096     5,918,415            0     7,226,320              0
                                  ------------  -----------  ------------  -----------   ------------   -----------
  Units issued...................   12,852,507    6,309,443    16,507,876    6,639,721    27,217,419      8,072,382
  Units redeemed.................   (6,096,691)  (1,313,181)   (6,161,414)    (721,306)  (10,619,997)      (846,062)
                                  ------------  -----------  ------------  -----------   ------------   -----------
  Ending units...................   11,972,174    5,216,358    16,264,877    5,918,415    23,823,742      7,226,320
                                  ============  ===========  ============  ===========   ============   ===========

*  Date subaccount became available for investment

  The accompanying notes are an integral part of these financial statements.

                                      A41

                                       SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------
       AST Advanced            AST T. Rowe Price                                   AST Small-Cap Growth
   Strategies Portfolio     Large-Cap Growth Portfolio AST Money Market Portfolio        Portfolio
--------------------------  -------------------------  -------------------------  ----------------------
 01/01/2007    03/20/2006*  01/01/2007    05/01/2006*   01/01/2007   05/01/2006*  01/01/2007  05/01/2006*
     to            to           to            to            to           to           to          to
 12/31/2007    12/31/2006   12/31/2007    12/31/2006    12/31/2007   12/31/2006   12/31/2007  12/31/2006
------------  ------------  ----------    -----------  ------------  -----------  ----------  -----------

$ (3,494,404) $   (767,593) $  (51,051)   $   (6,225)  $    385,360  $    62,215  $  (23,980)  $ (2,714)

     361,600             0           0             0              0            0           0          0

   1,559,999       245,639      16,000         5,491              0            0       6,141       (223)

  14,749,115     5,282,558     170,389        79,369              0            0      31,592     31,090
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------

  13,176,310     4,760,604     135,338        78,635        385,360       62,215      13,753     28,153
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------


 183,001,987    90,985,260   3,263,497     1,637,269     21,309,710   12,720,679   1,037,515    557,047
           0             0           0             0              0            0           0          0

  (4,698,642)     (588,003)    (81,059)      (15,801)   (12,837,330)    (761,819)    (42,255)    (2,576)

   7,986,527    13,881,129     371,540        89,124     (2,368,181)  (2,823,823)    612,917     62,563

     (41,724)       (4,190)     (3,481)            0         (1,664)           0      (1,736)         0
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------

 186,248,148   104,274,196   3,550,497     1,710,592      6,102,535    9,135,037   1,606,441    617,034
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------

 199,424,458   109,034,800   3,685,835     1,789,227      6,487,895    9,197,252   1,620,194    645,187

 109,034,800             0   1,789,227             0      9,197,252            0     645,187          0
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------
$308,459,258  $109,034,800  $5,475,062    $1,789,227   $ 15,685,147  $ 9,197,252  $2,265,381   $645,187
============  ============   ==========   ==========   ============  ===========  ==========   ========

  10,307,670             0     170,951             0        899,074            0      65,095          0
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------
  28,895,611    11,614,991     363,116       177,489      4,120,154    1,401,353     166,199     70,856
 (11,975,564)   (1,307,321)    (42,807)       (6,538)    (3,533,427)    (502,279)    (14,928)    (5,761)
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------
  27,227,717    10,307,670     491,260       170,951      1,485,801      899,074     216,366     65,095
============  ============   ==========   ==========   ============  ===========  ==========   ========


  The accompanying notes are an integral part of these financial statements.

                                      A42

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                SUBACCOUNTS
                                  --------------------------------------------------------------------------

                                  AST PIMCO Total Return Bond AST International Value AST International Growth
                                         Portfolio                   Portfolio               Portfolio
                                  --------------------------  ----------------------  ----------------------
                                   01/01/2007    05/01/2006*  01/01/2007  05/01/2006* 01/01/2007   05/01/2006*
                                       to            to           to          to          to           to
                                   12/31/2007    12/31/2006   12/31/2007  12/31/2006  12/31/2007   12/31/2006
                                   -----------   -----------  ----------  ----------- ----------   -----------
OPERATIONS
  Net investment income
   (loss)........................ $   138,622    $  (12,196)  $  (10,211) $   (7,377) $  (40,431)  $   (6,880)
  Capital gains distributions
   received......................           0             0            0           0     448,346            0
  Realized gain (loss) on shares
   redeemed......................      27,212         4,987       54,754       2,761      23,609          427
  Net change in unrealized gain
   (loss) on investments.........     414,477        22,759      551,515     152,695     179,366      139,383
                                   -----------   ----------   ----------  ----------  ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................     580,311        15,550      596,058     148,079     610,890      132,930
                                   -----------   ----------   ----------  ----------  ----------   ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   7,417,343     3,244,497    5,606,964   2,073,678   3,797,812    1,696,498
  Policy loans...................           0             0            0           0           0            0
  Surrenders, withdrawals and
   death benefits................    (145,560)      (18,545)     (95,630)     (5,279)    (69,668)     (20,566)
  Net transfers between other
   subaccounts or fixed rate
   option........................     655,790       171,602      500,352     113,477     553,891      133,859
  Withdrawal and other
   charges.......................      (3,866)            0       (4,553)          0      (5,753)           0
                                   -----------   ----------   ----------  ----------  ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   7,923,707     3,397,554    6,007,133   2,181,876   4,276,282    1,809,791
                                   -----------   ----------   ----------  ----------  ----------   ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   8,504,018     3,413,104    6,603,191   2,329,955   4,887,172    1,942,721

NET ASSETS
  Beginning of period............   3,413,104             0    2,329,955           0   1,942,721            0
                                   -----------   ----------   ----------  ----------  ----------   ----------
  End of period.................. $11,917,122    $3,413,104   $8,933,146  $2,329,955  $6,829,893   $1,942,721
                                   ===========   ==========   ==========  ==========  ==========   ==========

  Beginning units................     331,319             0      214,394           0     183,231            0
                                   -----------   ----------   ----------  ----------  ----------   ----------
  Units issued...................     938,242       346,401      599,855     223,240     421,574      195,080
  Units redeemed.................    (183,399)      (15,082)    (104,923)     (8,846)    (54,789)     (11,849)
                                   -----------   ----------   ----------  ----------  ----------   ----------
  Ending units...................   1,086,162       331,319      709,326     214,394     550,016      183,231
                                   ===========   ==========   ==========  ==========  ==========   ==========

*  Date subaccount became available for investment

  The accompanying notes are an integral part of these financial statements.

                                      A43

                            SUBACCOUNTS (Continued)
                  ------------------------------------------
                  AST Western Asset
                   Core Plus Bond   Gartmore NVIT Developing
                      Portfolio              Markets
                  ----------------- ------------------------
                     11/19/2007*     01/01/2007   01/01/2006
                         to              to           to
                     12/31/2007      12/31/2007   12/31/2006
                  ----------------- -----------  -----------
                       $   (18)     $  (321,904) $  (146,480)

                             0        3,551,044    1,408,794

                             0        1,283,010       11,670

                           152        4,522,848    2,303,044
                       -------      -----------  -----------




                           134        9,034,998    3,577,028
                       -------      -----------  -----------


                        25,265        2,022,477    5,759,431

                             0                0            0
                             0       (1,382,739)    (699,424)

                             0        5,687,336    4,607,401


                             0          (42,548)     (22,292)
                       -------      -----------  -----------





                        25,265        6,284,526    9,645,116
                       -------      -----------  -----------



                        25,399       15,319,524   13,222,144

                             0       20,210,166    6,988,022
                       -------      -----------  -----------
                       $25,399      $35,529,690  $20,210,166
                       =======      ===========  ===========

                             0        1,265,381      579,313
                       -------      -----------  -----------
                         2,546          870,932    1,165,470
                             0         (561,047)    (479,402)
                       -------      -----------  -----------
                         2,546        1,575,266    1,265,381
                       =======      ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A44

                       NOTES TO FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               December 31, 2007

Note 1: General

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 15, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Preferred, Discovery Select, and Discovery Choice variable annuity contracts are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

        Effective May 1, 2007, American Skandia Trust and American Skandia Investment Services, Inc. was renamed Advanced Series Trust and AST Investment Services, Inc., respectively.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are ninety-six subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. The name of each Portfolio and the corresponding subaccount name are as follows:

 Prudential Series Fund    SP AIM Core Equity        AST UBS Dynamic Alpha
 Money Market Portfolio     Portfolio                 Portfolio
 Diversified Bond          SP Strategic Partners     AST DeAm Large-Cap Value
  Portfolio                 Focused Growth Portfolio  Portfolio
 Equity Portfolio          SP Mid Cap Growth         AST Neuberger Berman
 Flexible Managed           Portfolio                 Small-Cap Growth
  Portfolio                SP Prudential U.S.         Portfolio
 Conservative Balanced      Emerging Growth          AST DeAm Small-Cap Value
  Portfolio                 Portfolio                 Portfolio
 Value Portfolio           SP Conservative Asset     AST High Yield Portfolio
 High Yield Bond Portfolio  Allocation Portfolio     AST Federated Aggressive
 Natural Resources         SP Balanced Asset          Growth Portfolio
  Portfolio                 Allocation Portfolio     AST Mid-Cap Value
 Stock Index Portfolio     SP Growth Asset            Portfolio
 Global Portfolio           Allocation Portfolio     AST Small-Cap Value
 Jennison Portfolio        SP Aggressive Growth       Portfolio
 Small Capitalization       Asset Allocation         AST Goldman Sachs
  Stock Portfolio           Portfolio                 Concentrated Growth
 Jennison 20/20 Focus      SP International Growth    Portfolio
  Portfolio                 Portfolio                AST Goldman Sachs
 Diversified Conservative  SP International Value     Mid-Cap Growth Portfolio
  Growth Portfolio          Portfolio                AST Large-Cap Value
 SP T.Rowe Price           AST AllianceBernstein      Portfolio
  Large-Cap Growth          Growth & Income          AST Lord Abbett
  Portfolio                 Portfolio                 Bond-Debenture Portfolio
 SP Davis Value Portfolio  AST American Century      AST Marsico Capital
 SP Small Cap Value         Income & Growth           Growth Portfolio
  Portfolio                 Portfolio                AST MFS Growth Portfolio
 SP Small Cap Growth       AST American Century      AST Neuberger Berman
  Portfolio                 Strategic Allocation      Mid-Cap Growth Portfolio
 SP PIMCO Total Return      Portfolio
  Portfolio                AST Cohen & Steers
 SP PIMCO High Yield        Realty Portfolio
  Portfolio
 SP Large Cap Value
  Portfolio

                                      A45

 AST Neuberger Berman      AST T.Rowe Price          Franklin Templeton Funds
  Mid-Cap Value Portfolio   Large-Cap Growth         Small-Mid-Cap Growth
 AST PIMCO Limited          Portfolio                 Securities Fund
  Maturity Bond Portfolio  AST Money Market
 AST AllianceBernstein      Portfolio                Gartmore NVIT
  Core Value Portfolio     AST Small-Cap Growth      Developing Markets
 AST AllianceBernstein      Portfolio
  Managed Index 500        AST PIMCO Total Return    Janus Aspen Series
  Portfolio                 Bond Portfolio           Large Cap Growth
 AST T.Rowe Price Natural  AST International Value    Portfolio - Service
  Resources Portfolio       Portfolio                 Shares
 AST T.Rowe Price Asset    AST International Growth  Large Cap Growth
  Allocation Portfolio      Portfolio                 Portfolio -
 AST MFS Global Equity     AST Western Asset Core     Institutional Shares
  Portfolio                 Plus Bond Portfolio      International Growth
 AST JPMorgan                                         Portfolio -
  International Equity     Alliance Bernstein         Institutional Shares
  Portfolio                Large Cap Growth
 AST T.Rowe Price Global    Portfolio                MFS Variable Insurance
  Bond Portfolio                                     Trust
 AST Aggressive Asset      American Century          Research Series
  Allocation Portfolio     Variable Portfolios       Emerging Growth Series
 AST Capital Growth Asset  Value Fund
  Allocation Portfolio                               Premier VIT
 AST Balanced Asset        Credit Suisse             Opcap Managed Portfolio
  Allocation Portfolio     Trust Global Small Cap    Opcap Small Cap Portfolio
 AST Conservative Asset     Portfolio
  Allocation Portfolio                               AIM Variable Insurance
 AST Preservation Asset    Davis                     Core Equity Fund
  Allocation Portfolio     Value Portfolio
 AST First Trust Balanced                            T. Rowe Price
  Target Portfolio         Evergreen VA              International Stock
 AST First Trust Capital   Balanced Fund              Portfolio
  Appreciation Target      Growth Fund               Equity Income Portfolio
  Portfolio                Omega Fund
 AST Advanced Strategies   Special Values Fund
  Portfolio                International Equity Fund
                           Fundamental Large Cap
                            Fund

        The Series Funds are diversified open-ended management investment companies, and are managed by affiliates of Prudential.

Note 2: Significant Accounting Policies

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

        In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Account expects to adopt this guidance effective January 1, 2008. The Account's adoption of this guidance is not expected to have a material effect on the Account's financial position and results of operations.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, whose investment securities are stated at value.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

                                      A46

Note 3: Taxes

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Pruco Life Management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Note 4: Purchases and Sales of Investments

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2007 were as follows:

                                                                   Purchases       Sales
                                                                  ------------ -------------
Prudential Money Market Portfolio................................ $174,040,705 $(155,253,962)
Prudential Diversified Bond Portfolio............................ $  2,166,397 $ (49,213,536)
Prudential Equity Portfolio...................................... $  3,044,374 $ (74,231,267)
Prudential Flexible Managed Portfolio............................ $    310,790 $  (4,607,060)
Prudential Conservative Balanced Portfolio....................... $    462,344 $  (6,788,025)
Prudential Value Portfolio....................................... $ 12,355,328 $ (93,273,874)
Prudential High Yield Bond Portfolio............................. $  1,902,756 $ (32,256,599)
Prudential Natural Resources Portfolio........................... $    736,640 $  (4,116,198)
Prudential Stock Index Portfolio................................. $  9,126,212 $(120,677,121)
Prudential Global Portfolio...................................... $  6,938,527 $ (25,805,530)
Prudential Jennison Portfolio.................................... $  4,029,913 $(106,976,873)
Prudential Small Capitalization Stock Portfolio.................. $  4,400,675 $ (28,721,975)
T. Rowe Price International Stock Portfolio...................... $    969,505 $  (9,233,926)
T. Rowe Price Equity Income Portfolio............................ $    885,418 $ (29,440,295)
Premier VIT OpCap Managed Portfolio.............................. $    139,584 $ (27,936,112)
Premier VIT OpCap Small Cap Portfolio............................ $  2,865,323 $ (20,158,570)
AIM V.I. Core Equity Fund........................................ $    127,306 $ (36,255,508)
Janus Aspen Large Cap Growth Portfolio - Institutional Shares.... $    424,801 $ (21,439,070)
Janus Aspen International Growth Portfolio - Institutional Shares $  2,935,300 $ (52,053,111)
MFS Research Series.............................................. $    586,273 $  (8,337,898)
MFS Emerging Growth Series....................................... $     78,633 $ (20,634,777)
Credit Suisse Trust Global Small Cap Portfolio................... $    532,152 $  (4,488,657)
American Century VP Value Fund................................... $    809,565 $ (11,593,368)
Franklin Small-Mid-Cap Growth Securities Fund.................... $    471,246 $  (9,806,730)
Prudential Jennison 20/20 Focus Portfolio........................ $  1,328,371 $ (16,398,737)
Prudential Diversified Conservative Growth Portfolio............. $  2,548,493 $ (20,413,900)
Davis Value Portfolio............................................ $  1,275,862 $ (13,364,088)
AllianceBernstein Large Cap Growth Portfolio..................... $    508,539 $  (2,868,395)
Prudential SP T.Rowe Price Large-Cap Growth Portfolio............ $  2,931,311 $  (9,984,696)
Prudential SP Davis Value Portfolio.............................. $  6,939,380 $ (40,469,314)
Prudential SP Small Cap Value Portfolio.......................... $  4,761,310 $ (39,239,670)
Prudential SP Small Cap Growth Portfolio......................... $  2,903,344 $  (8,589,635)
Prudential SP PIMCO Total Return Portfolio....................... $ 28,196,949 $ (70,563,296)
Prudential SP PIMCO High Yield Portfolio......................... $  9,295,870 $ (31,474,544)
Janus Aspen Large Cap Growth Portfolio - Service Shares.......... $  2,322,777 $  (4,112,675)
Prudential SP Large Cap Value Portfolio.......................... $  2,319,174 $ (19,651,266)
Prudential SP AIM Core Equity Portfolio.......................... $  1,795,536 $  (5,827,525)
Prudential SP Strategic Partners Focused Growth Portfolio........ $  1,780,894 $  (7,088,267)
Prudential SP Mid Cap Growth Portfolio........................... $  3,497,657 $ (22,221,620)
SP Prudential U.S. Emerging Growth Portfolio..................... $  4,967,325 $ (32,165,342)
Prudential SP Conservative Asset Allocation Portfolio............ $ 28,027,510 $ (95,338,152)
Prudential SP Balanced Asset Allocation Portfolio................ $ 43,721,391 $(191,310,657)
Prudential SP Growth Asset Allocation Portfolio.................. $ 39,327,074 $(199,440,782)
Prudential SP Aggressive Growth Asset Allocation Portfolio....... $  1,631,172 $ (24,715,767)
Prudential SP International Growth Portfolio..................... $ 12,138,830 $ (20,830,564)

                                      A47

                                                       Purchases       Sales
                                                      ------------ -------------
Prudential SP International Value Portfolio.......... $ 14,904,248 $ (25,029,168)
Evergreen VA Balanced Fund........................... $     50,706 $    (114,745)
Evergreen VA Growth Fund............................. $     11,606 $    (132,511)
Evergreen VA Omega Fund.............................. $     46,086 $    (518,423)
Evergreen VA Special Values Fund..................... $    276,816 $    (566,909)
Evergreen VA International Equity Fund............... $    127,957 $    (364,343)
Evergreen VA Fundamental Large Cap Fund.............. $     48,545 $    (440,107)
AST AllianceBernstein Growth & Income Portfolio...... $  9,296,721 $  (2,275,476)
AST American Century Income & Growth Portfolio....... $  4,663,215 $  (1,507,336)
AST American Century Strategic Allocation Portfolio.. $ 16,616,180 $  (1,847,407)
AST Cohen & Steers Realty Portfolio.................. $ 10,722,685 $ (10,858,136)
AST UBS Dynamic Alpha Portfolio...................... $ 45,709,155 $  (9,277,421)
AST DeAm Large-Cap Value Portfolio................... $ 11,197,002 $  (9,740,226)
AST Neuberger Berman Small-Cap Growth Portfolio...... $  2,976,866 $    (871,790)
AST DeAm Small-Cap Value Portfolio................... $  3,099,193 $  (1,382,984)
AST High Yield Portfolio............................. $  3,832,884 $  (3,812,413)
AST Federated Aggressive Growth Portfolio............ $  5,426,398 $  (3,222,460)
AST Mid-Cap Value Portfolio.......................... $  3,261,868 $  (1,754,503)
AST Small-Cap Value Portfolio........................ $  6,338,973 $  (4,280,994)
AST Goldman Sachs Concentrated Growth Portfolio...... $  9,369,212 $  (2,916,625)
AST Goldman Sachs Mid-Cap Growth Portfolio........... $  7,142,697 $  (2,582,820)
AST Large-Cap Value Portfolio........................ $  4,993,764 $  (4,141,395)
AST Lord Abbett Bond-Debenture Portfolio............. $  7,665,722 $  (3,108,784)
AST Marsico Capital Growth Portfolio................. $ 14,434,019 $  (4,852,063)
AST MFS Growth Portfolio............................. $  3,429,227 $  (1,092,390)
AST Neuberger Berman Mid-Cap Growth Portfolio........ $ 14,640,628 $  (5,075,564)
AST Neuberger Berman Mid-Cap Value Portfolio......... $  8,887,531 $  (6,731,268)
AST PIMCO Limited Maturity Bond Portfolio............ $  6,067,753 $  (3,474,331)
AST AllianceBernstein Core Value Portfolio........... $  8,185,255 $  (3,679,498)
AST AllianceBernstein Managed Index 500 Portfolio.... $  5,468,128 $  (1,280,893)
AST T. Rowe Price Natural Resources Portfolio........ $ 35,165,651 $ (17,512,741)
AST T. Rowe Price Asset Allocation Portfolio......... $146,451,928 $ (10,773,106)
AST MFS Global Equity Portfolio...................... $  5,268,111 $  (2,687,777)
AST JPMorgan International Equity Portfolio.......... $ 11,742,615 $  (5,008,984)
AST T. Rowe Price Global Bond Portfolio.............. $ 10,043,993 $  (2,406,965)
AST Aggressive Asset Allocation Portfolio............ $ 29,286,883 $  (9,335,691)
AST Capital Growth Asset Allocation Portfolio........ $836,840,835 $(155,285,226)
AST Balanced Asset Allocation Portfolio.............. $575,914,704 $ (99,565,680)
AST Conservative Asset Allocation Portfolio.......... $238,899,455 $ (49,159,086)
AST Preservation Asset Allocation Portfolio.......... $109,848,258 $ (38,634,023)
AST First Trust Balanced Target Portfolio............ $129,588,247 $ (18,247,135)
AST First Trust Capital Appreciation Target Portfolio $209,186,769 $ (27,809,106)
AST Advanced Strategies Portfolio.................... $209,338,451 $ (27,655,889)
AST T. Rowe Price Large-Cap Growth Portfolio......... $  3,743,108 $    (250,170)
AST Money Market Portfolio........................... $ 33,402,724 $ (27,479,160)
AST Small-Cap Growth Portfolio....................... $  1,696,446 $    (113,986)
AST PIMCO Total Return Bond Portfolio................ $  9,123,285 $  (1,316,442)
AST International Value Portfolio.................... $  6,503,287 $    (587,016)
AST International Growth Portfolio................... $  4,501,259 $    (292,491)
AST Western Asset Core Plus Bond Portfolio........... $     25,264 $         (18)
Gartmore NVIT Developing Markets..................... $ 14,639,222 $  (8,800,232)

Note 5: Related Party Transactions

        Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

        The Series Funds have management agreements with Prudential Investment LLC ("PI") and AST Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together


                                      A48
        the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

        The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

Note 6: Financial Highlights

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                              At year ended                             For year ended
                  --------------------------------------  ---------------------------------------------
                                                   Net    Investment
                  Units        Unit Value         Assets    Income   Expense Ratio**    Total Return***
                  (000s)    Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- ---------------------  -------- ---------- -----------------  ----------------
                                          Prudential Money Market Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007 244,095 $1.04749 to  $10.66982 $291,003   4.93%    1.00%  to   2.20%   2.79% to   3.63%
December 31, 2006 223,442 $1.01572 to  $10.36025 $258,478   4.67%    1.35%  to   2.00%   2.67% to   3.35%
December 31, 2005 183,246 $0.98795 to  $ 1.26691 $209,879   2.84%    1.35%  to   2.00%   0.88% to   1.54%
December 31, 2004 213,892 $0.97813 to  $ 1.24840 $243,516   1.00%    1.35%  to   2.00%  -0.93% to  -0.33%
December 31, 2003 279,425 $0.98657 to  $ 1.25286 $324,048   0.85%    1.35%  to   1.90%  -1.05% to  -0.51%

                                        Prudential Diversified Bond Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007 177,980 $1.43562 to  $ 1.71791 $305,167   5.00%    1.35%  to   1.65%   4.00% to   4.31%
December 31, 2006 203,399 $1.38043 to  $ 1.64793 $334,597   4.86%    1.35%  to   1.65%   3.28% to   3.59%
December 31, 2005 241,749 $1.33655 to  $ 1.59160 $384,058   5.25%    1.35%  to   1.65%   1.61% to   1.91%
December 31, 2004 283,870 $1.31540 to  $ 1.56260 $442,817   4.38%    1.35%  to   1.65%   3.87% to   4.18%
December 31, 2003 338,319 $1.26643 to  $ 1.50079 $506,846   3.98%    1.35%  to   1.65%   5.73% to   6.05%

                                             Prudential Equity Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007 183,783 $1.33060 to  $ 2.24766 $382,486   1.01%    1.35%  to   2.00%   7.17% to   7.86%
December 31, 2006 215,288 $1.23731 to  $ 2.08496 $417,027   1.04%    1.35%  to   2.00%  10.37% to  11.08%
December 31, 2005 249,850 $1.11720 to  $ 1.87806 $438,393   0.96%    1.35%  to   2.00%   9.29% to   9.98%
December 31, 2004 266,362 $1.01871 to  $ 1.70828 $435,764   1.24%    1.35%  to   2.00%   7.77% to   8.46%
December 31, 2003 285,436 $0.94205 to  $ 1.57580 $438,294   0.99%    1.35%  to   1.90%  29.19% to  29.90%

                                        Prudential Flexible Managed Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  13,097 $1.91640 to  $ 1.91640 $ 25,100   2.25%    1.40%  to   1.40%   4.89% to   4.89%
December 31, 2006  15,163 $1.82712 to  $ 1.82712 $ 27,704   2.03%    1.40%  to   1.40%  10.62% to  10.62%
December 31, 2005  17,773 $1.65164 to  $ 1.65164 $ 29,354   2.01%    1.40%  to   1.40%   2.73% to   2.73%
December 31, 2004  21,202 $1.60781 to  $ 1.60781 $ 34,089   1.48%    1.40%  to   1.40%   9.21% to   9.21%
December 31, 2003  24,849 $1.47227 to  $ 1.47227 $ 36,584   2.09%    1.40%  to   1.40%  22.06% to  22.06%

                                      A49

                              At year ended                            For year ended
                  -------------------------------------  ---------------------------------------------
                                                  Net    Investment
                  Units        Unit Value        Assets    Income   Expense Ratio**    Total Return***
                  (000s)   Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- --------------------  -------- ---------- -----------------  ----------------
                                     Prudential Conservative Balanced Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  20,216 $1.83259 to  $1.83259 $ 37,048   2.81%    1.40%  to   1.40%   4.65% to   4.65%
December 31, 2006  23,410 $1.75118 to  $1.75118 $ 40,995   2.65%    1.40%  to   1.40%   8.91% to   8.91%
December 31, 2005  28,153 $1.60793 to  $1.60793 $ 45,268   2.44%    1.40%  to   1.40%   2.01% to   2.01%
December 31, 2004  34,197 $1.57630 to  $1.57630 $ 53,905   2.04%    1.40%  to   1.40%   6.54% to   6.54%
December 31, 2003  40,989 $1.47948 to  $1.47948 $ 60,643   2.80%    1.40%  to   1.40%  17.13% to  17.13%

                                             Prudential Value Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007 158,069 $1.55562 to  $3.01663 $400,689   1.31%    1.35%  to   2.00%   1.15% to   1.81%
December 31, 2006 186,033 $1.53477 to  $2.96458 $465,824   1.44%    1.35%  to   2.00%  17.60% to  18.35%
December 31, 2005 196,035 $1.30259 to  $2.50630 $426,327   1.37%    1.35%  to   2.00%  14.39% to  15.11%
December 31, 2004 202,438 $1.13655 to  $2.17838 $396,997   1.36%    1.35%  to   2.00%  14.03% to  14.76%
December 31, 2003 201,621 $0.99472 to  $1.89915 $362,689   1.56%    1.35%  to   1.90%  25.68% to  26.37%

                                        Prudential High Yield Bond Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  95,300 $1.35549 to  $1.68122 $159,924   7.01%    1.35%  to   1.65%   0.96% to   1.26%
December 31, 2006 111,866 $1.34263 to  $1.66129 $185,506   7.73%    1.35%  to   1.65%   8.44% to   8.77%
December 31, 2005 133,431 $1.23810 to  $1.52788 $203,527   6.74%    1.35%  to   1.65%   1.74% to   2.01%
December 31, 2004 160,681 $1.21693 to  $1.49829 $240,357   7.23%    1.35%  to   1.65%   8.52% to   8.84%
December 31, 2003 190,160 $1.12137 to  $1.37730 $261,532   8.35%    1.35%  to   1.65%  23.00% to  23.37%

                                       Prudential Natural Resources Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007   2,521 $9.11983 to  $9.11983 $ 22,994   0.60%    1.40%  to   1.40%  46.23% to  46.23%
December 31, 2006   2,954 $6.23651 to  $6.23651 $ 18,425   1.93%    1.40%  to   1.40%  20.51% to  20.51%
December 31, 2005   3,343 $5.17504 to  $5.17504 $ 17,303   0.00%    1.40%  to   1.40%  53.76% to  53.76%
December 31, 2004   3,501 $3.36558 to  $3.36558 $ 11,783   3.40%    1.40%  to   1.40%  23.45% to  23.45%
December 31, 2003   3,694 $2.72634 to  $2.72634 $ 10,070   4.24%    1.40%  to   1.40%  37.08% to  37.08%

                                          Prudential Stock Index Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007 299,309 $0.99525 to  $2.24407 $551,545   1.51%    1.35%  to   2.00%   3.03% to   3.69%
December 31, 2006 353,178 $0.96309 to  $2.16530 $631,250   1.56%    1.35%  to   2.00%  13.28% to  14.02%
December 31, 2005 407,098 $0.84766 to  $1.90012 $645,583   1.47%    1.35%  to   2.00%   2.50% to   3.14%
December 31, 2004 443,160 $0.82464 to  $1.84300 $693,094   1.64%    1.35%  to   2.00%   8.29% to   8.98%
December 31, 2003 434,432 $0.75934 to  $1.69204 $645,369   1.48%    1.35%  to   1.90%  25.79% to  26.48%

                                            Prudential Global Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  67,856 $1.08191 to  $2.32839 $135,883   1.05%    1.35%  to   2.00%   8.30% to   9.00%
December 31, 2006  76,284 $0.99602 to  $2.13726 $140,710   0.65%    1.35%  to   2.00%  17.31% to  18.05%
December 31, 2005  83,554 $0.84666 to  $1.81132 $131,804   0.61%    1.35%  to   2.00%  13.80% to  14.53%
December 31, 2004  92,115 $0.74184 to  $1.58248 $128,221   0.99%    1.35%  to   2.00%   7.44% to   8.13%
December 31, 2003  93,158 $0.68852 to  $1.46429 $121,913   0.36%    1.35%  to   1.90%  31.57% to  32.28%

                                           Prudential Jennison Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007 269,108 $0.76233 to  $2.19002 $479,398   0.28%    1.35%  to   2.00%   9.79% to  10.50%
December 31, 2006 323,560 $0.69237 to  $1.98290 $525,273   0.28%    1.35%  to   2.00%  -0.20% to   0.44%
December 31, 2005 372,673 $0.69178 to  $1.97537 $609,136   0.10%    1.35%  to   2.00%  12.31% to  13.05%
December 31, 2004 421,800 $0.61411 to  $1.74849 $620,026   0.45%    1.35%  to   2.00%   7.49% to   8.18%
December 31, 2003 453,187 $0.56973 to  $1.61723 $627,061   0.26%    1.35%  to   1.90%  27.81% to  28.53%

                                  Prudential Small Capitalization Stock Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  35,286 $2.05789 to  $3.08163 $ 94,435   0.55%    1.35%  to   1.65%  -2.16% to  -1.86%
December 31, 2006  43,383 $2.10323 to  $3.14174 $118,332   0.56%    1.35%  to   1.65%  12.81% to  13.15%
December 31, 2005  50,766 $1.86435 to  $2.77814 $122,366   0.59%    1.35%  to   1.65%   5.52% to   5.83%
December 31, 2004  56,066 $1.76674 to  $2.62630 $127,911   0.59%    1.35%  to   1.65%  20.06% to  20.42%
December 31, 2003  59,374 $1.47156 to  $2.18216 $112,757   0.47%    1.35%  to   1.65%  36.02% to  36.42%

                                    T. Rowe Price International Stock Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  24,452 $1.27297 to  $1.72087 $ 41,885   1.33%    1.35%  to   1.65%  11.19% to  11.52%
December 31, 2006  29,145 $1.14486 to  $1.54392 $ 44,784   1.16%    1.35%  to   1.65%  17.17% to  17.51%
December 31, 2005  31,879 $0.97711 to  $1.31451 $ 41,741   1.57%    1.35%  to   1.65%  14.16% to  14.49%
December 31, 2004  35,382 $0.85590 to  $1.14869 $ 40,479   1.09%    1.35%  to   1.65%  11.92% to  12.27%
December 31, 2003  37,910 $0.76471 to  $1.02374 $ 38,680   1.28%    1.35%  to   1.65%  28.40% to  28.77%

                                      A50

                              At year ended                            For year ended
                  -------------------------------------  ---------------------------------------------
                                                  Net    Investment
                  Units        Unit Value        Assets    Income   Expense Ratio**    Total Return***
                  (000s)   Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- --------------------  -------- ---------- -----------------  ----------------
                                       T. Rowe Price Equity Income Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  52,567 $1.56731 to  $2.40627 $125,668   1.67%    1.35%  to   1.65%   1.58% to   1.88%
December 31, 2006  63,395 $1.54295 to  $2.36313 $148,936   1.55%    1.35%  to   1.65%  17.03% to  17.39%
December 31, 2005  75,165 $1.31837 to  $2.01408 $150,483   1.54%    1.35%  to   1.65%   2.23% to   2.54%
December 31, 2004  84,329 $1.28960 to  $1.96512 $164,796   1.56%    1.35%  to   1.65%  13.05% to  13.39%
December 31, 2003  91,614 $1.14069 to  $1.73402 $158,057   1.69%    1.35%  to   1.65%  23.46% to  23.83%

                                        Premier VIT OpCap Managed Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  76,643 $1.19659 to  $1.72622 $132,249   2.18%    1.35%  to   1.65%   1.26% to   1.56%
December 31, 2006  91,386 $1.18165 to  $1.70043 $155,331   1.81%    1.35%  to   1.65%   7.87% to   8.20%
December 31, 2005 110,586 $1.09540 to  $1.57237 $173,819   1.23%    1.35%  to   1.65%   3.58% to   3.89%
December 31, 2004 132,223 $1.05759 to  $1.51433 $200,148   1.54%    1.35%  to   1.65%   8.97% to   9.29%
December 31, 2003 155,780 $0.97053 to  $1.38628 $215,874   1.86%    1.35%  to   1.65%  19.77% to  20.12%

                                       Premier VIT OpCap Small Cap Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  25,325 $2.35334 to  $2.53111 $ 64,058   0.00%    1.35%  to   1.65%  -1.06% to  -0.77%
December 31, 2006  31,549 $2.37865 to  $2.55214 $ 80,472   0.00%    1.35%  to   1.65%  22.07% to  22.43%
December 31, 2005  37,521 $1.94860 to  $2.08553 $ 78,204   0.00%    1.35%  to   1.65%  -1.56% to  -1.27%
December 31, 2004  46,585 $1.97949 to  $2.11349 $ 98,398   0.05%    1.35%  to   1.65%  15.97% to  16.31%
December 31, 2003  52,211 $1.70696 to  $1.81797 $ 94,869   0.05%    1.35%  to   1.65%  40.34% to  40.76%

                                             AIM V.I. Core Equity Fund
                  -----------------------------------------------------------------------------------
December 31, 2007  87,692 $1.02044 to  $1.92405 $166,656   1.04%    1.35%  to   1.65%   6.35% to   6.66%
December 31, 2006 105,519 $0.95952 to  $1.80467 $188,149   0.67%    1.35%  to   1.65%  14.81% to  15.16%
December 31, 2005  48,775 $0.83573 to  $1.56803 $ 75,486   1.43%    1.35%  to   1.65%   3.61% to   3.91%
December 31, 2004  58,701 $0.80658 to  $1.50970 $ 87,533   0.93%    1.35%  to   1.65%   7.19% to   7.52%
December 31, 2003  69,193 $0.75247 to  $1.40486 $ 96,053   0.98%    1.35%  to   1.65%  22.40% to  22.75%

                           Janus Aspen Large Cap Growth Portfolio - Institutional Shares
                  -----------------------------------------------------------------------------------
December 31, 2007  61,484 $0.87503 to  $1.80324 $109,043   0.70%    1.35%  to   1.65%  13.21% to  13.55%
December 31, 2006  73,096 $0.77290 to  $1.58878 $114,155   0.47%    1.35%  to   1.65%   9.57% to   9.91%
December 31, 2005  88,674 $0.70539 to  $1.44650 $126,204   0.33%    1.35%  to   1.65%   2.60% to   2.90%
December 31, 2004 108,636 $0.68751 to  $1.40646 $150,008   0.14%    1.35%  to   1.65%   2.81% to   3.13%
December 31, 2003 128,974 $0.66870 to  $1.36461 $172,930   0.09%    1.35%  to   1.65%  29.57% to  29.96%

                         Janus Aspen International Growth Portfolio - Institutional Shares
                  -----------------------------------------------------------------------------------
December 31, 2007  58,643 $2.46327 to  $4.40276 $254,812   0.61%    1.35%  to   1.65%  26.22% to  26.60%
December 31, 2006  70,571 $1.95154 to  $3.47954 $242,355   1.95%    1.35%  to   1.65%  44.65% to  45.08%
December 31, 2005  81,367 $1.34919 to  $2.39973 $192,824   1.20%    1.35%  to   1.65%  30.16% to  30.54%
December 31, 2004  94,695 $1.03659 to  $1.83930 $172,017   0.90%    1.35%  to   1.65%  17.02% to  17.35%
December 31, 2003 110,936 $0.88582 to  $1.56797 $171,973   1.22%    1.35%  to   1.65%  32.73% to  33.12%

                                                MFS Research Series
                  -----------------------------------------------------------------------------------
December 31, 2007  18,594 $1.11117 to  $1.78496 $ 33,009   0.72%    1.35%  to   1.65%  11.36% to  11.69%
December 31, 2006  22,867 $0.99783 to  $1.59906 $ 36,354   0.52%    1.35%  to   1.65%   8.69% to   8.99%
December 31, 2005  27,680 $0.91808 to  $1.46772 $ 40,404   0.49%    1.35%  to   1.65%   6.06% to   6.37%
December 31, 2004  33,162 $0.86562 to  $1.38048 $ 45,567   1.08%    1.35%  to   1.65%  13.97% to  14.31%
December 31, 2003  38,554 $0.75952 to  $1.20836 $ 46,388   0.68%    1.35%  to   1.65%  22.68% to  23.03%

                                             MFS Emerging Growth Series
                  -----------------------------------------------------------------------------------
December 31, 2007  54,292 $0.95653 to  $1.76744 $ 95,336   0.00%    1.35%  to   1.65%  19.20% to  19.55%
December 31, 2006  66,215 $0.80244 to  $1.47914 $ 97,350   0.00%    1.35%  to   1.65%   6.16% to   6.45%
December 31, 2005  80,363 $0.75590 to  $1.39011 $111,071   0.00%    1.35%  to   1.65%   7.43% to   7.75%
December 31, 2004  98,291 $0.70362 to  $1.29091 $126,133   0.00%    1.35%  to   1.65%  11.13% to  11.46%
December 31, 2003 115,437 $0.63317 to  $1.15881 $132,948   0.00%    1.35%  to   1.65%  28.12% to  28.49%

                                   Credit Suisse Trust Global Small Cap Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  13,308 $1.02639 to  $1.35908 $ 18,050   0.00%    1.35%  to   1.65%  -5.52% to  -5.24%
December 31, 2006  15,776 $1.08635 to  $1.43500 $ 22,593   0.00%    1.35%  to   1.65%  11.39% to  11.70%
December 31, 2005  19,130 $0.97531 to  $1.28530 $ 24,548   0.00%    1.35%  to   1.65%  14.26% to  14.59%
December 31, 2004  22,247 $0.85361 to  $1.12210 $ 24,922   0.00%    1.35%  to   1.65%  16.07% to  16.42%
December 31, 2003  24,730 $0.73541 to  $0.96436 $ 23,813   0.00%    1.35%  to   1.65%  45.26% to  45.68%

                                      A51

                              At year ended                            For year ended
                  -------------------------------------  ---------------------------------------------
                                                  Net    Investment
                  Units        Unit Value        Assets    Income   Expense Ratio**    Total Return***
                  (000s)   Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- --------------------  -------- ---------- -----------------  ----------------
                                           American Century VP Value Fund
                  -----------------------------------------------------------------------------------
December 31, 2007  21,699 $1.73593 to  $2.08379 $ 44,987   1.66%    1.35%  to   1.65%  -6.68% to  -6.41%
December 31, 2006  26,126 $1.86028 to  $2.22761 $ 57,938   1.42%    1.35%  to   1.65%  16.73% to  17.08%
December 31, 2005  30,623 $1.59361 to  $1.90364 $ 58,037   0.90%    1.35%  to   1.65%   3.33% to   3.63%
December 31, 2004  34,892 $1.54228 to  $1.83772 $ 63,894   1.01%    1.35%  to   1.65%  12.49% to  12.81%
December 31, 2003  37,346 $1.37107 to  $1.62974 $ 60,648   1.09%    1.35%  to   1.65%  26.87% to  27.23%

                                   Franklin Small-Mid-Cap Growth Securities Fund
                  -----------------------------------------------------------------------------------
December 31, 2007  22,773 $1.09168 to  $1.87203 $ 41,618   0.00%    1.35%  to   1.65%   9.41% to   9.75%
December 31, 2006  27,564 $0.99775 to  $1.70655 $ 45,925   0.00%    1.35%  to   1.65%   6.93% to   7.25%
December 31, 2005  33,253 $0.93308 to  $1.59202 $ 51,693   0.00%    1.35%  to   1.65%   3.08% to   3.40%
December 31, 2004  39,929 $0.90516 to  $1.54056 $ 60,060   0.00%    1.35%  to   1.65%   9.66% to   9.99%
December 31, 2003  45,499 $0.82539 to  $1.40143 $ 62,294   0.00%    1.35%  to   1.65%  35.01% to  35.41%

                                     Prudential Jennison 20/20 Focus Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  44,588 $1.67967 to  $1.76615 $ 78,700   0.56%    1.35%  to   1.65%   8.79% to   9.12%
December 31, 2006  52,651 $1.54401 to  $1.61949 $ 85,221   0.40%    1.35%  to   1.65%  12.28% to  12.61%
December 31, 2005  52,853 $1.37511 to  $1.43892 $ 76,014   0.24%    1.35%  to   1.65%  19.62% to  19.98%
December 31, 2004  51,736 $1.14958 to  $1.20003 $ 62,053   0.10%    1.35%  to   1.65%  14.05% to  14.39%
December 31, 2003  56,016 $1.00792 to  $1.04952 $ 58,759   0.22%    1.35%  to   1.65%  27.20% to  27.59%

                                Prudential Diversified Conservative Growth Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  81,708 $1.46175 to  $1.49727 $121,479   3.29%    1.35%  to   1.65%   4.18% to   4.50%
December 31, 2006  92,717 $1.40304 to  $1.43284 $131,993   3.32%    1.35%  to   1.65%   5.19% to   5.51%
December 31, 2005 106,144 $1.33377 to  $1.35805 $143,304   3.13%    1.35%  to   1.65%   5.30% to   5.62%
December 31, 2004 123,176 $1.26658 to  $1.28576 $157,523   3.12%    1.35%  to   1.65%   7.79% to   8.11%
December 31, 2003 135,064 $1.17504 to  $1.18932 $159,862   4.45%    1.35%  to   1.65%  19.61% to  19.95%

                                               Davis Value Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  48,817 $1.27220 to  $1.30132 $ 63,255   1.06%    1.35%  to   1.65%   2.92% to   3.24%
December 31, 2006  57,391 $1.23605 to  $1.26051 $ 72,077   0.76%    1.35%  to   1.65%  13.13% to  13.48%
December 31, 2005  61,958 $1.09258 to  $1.11081 $ 68,608   0.95%    1.35%  to   1.65%   7.67% to   7.99%
December 31, 2004  69,705 $1.01470 to  $1.02858 $ 71,511   0.83%    1.35%  to   1.65%  10.51% to  10.85%
December 31, 2003  70,263 $0.91822 to  $0.92794 $ 65,072   0.80%    1.35%  to   1.65%  27.67% to  28.01%

                                    AllianceBernstein Large Cap Growth Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  11,891 $0.70378 to  $0.72051 $  8,527   0.00%    1.35%  to   1.65%  11.76% to  12.10%
December 31, 2006  15,195 $0.62974 to  $0.64277 $  9,727   0.00%    1.35%  to   1.65%  -2.26% to  -1.95%
December 31, 2005  17,225 $0.64427 to  $0.65558 $ 11,255   0.00%    1.35%  to   1.65%  12.98% to  13.30%
December 31, 2004  19,560 $0.57025 to  $0.57864 $ 11,286   0.00%    1.35%  to   1.65%   6.60% to   6.91%
December 31, 2003  22,881 $0.53496 to  $0.54123 $ 12,354   0.00%    1.35%  to   1.65%  21.34% to  21.74%

                               Prudential SP T.Rowe Price Large-Cap Growth Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  48,895 $0.78153 to  $1.58021 $ 58,021   0.23%    1.40%  to   2.00%   6.08% to   6.71%
December 31, 2006  54,219 $0.73459 to  $1.48086 $ 60,244   0.00%    1.40%  to   2.00%   3.84% to   4.46%
December 31, 2005  57,242 $0.70537 to  $1.41770 $ 59,791   0.00%    1.40%  to   2.00%  14.21% to  14.89%
December 31, 2004  60,177 $0.61576 to  $1.23406 $ 53,433   0.00%    1.40%  to   2.00%   4.01% to   4.65%
December 31, 2003  53,417 $0.59025 to  $0.95090 $ 42,367   0.00%    1.40%  to   1.90%  21.55% to  22.14%

                                        Prudential SP Davis Value Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007 148,469 $1.30281 to  $1.75049 $228,363   0.77%    1.40%  to   2.00%   2.52% to   3.13%
December 31, 2006 168,113 $1.26697 to  $1.69738 $250,553   0.82%    1.40%  to   2.00%  12.78% to  13.45%
December 31, 2005 185,836 $1.12018 to  $1.49631 $243,820   0.92%    1.40%  to   2.00%   7.38% to   8.02%
December 31, 2004 189,704 $1.04012 to  $1.38531 $228,840   0.40%    1.40%  to   2.00%  10.32% to  10.98%
December 31, 2003 155,813 $0.94006 to  $1.10632 $164,272   0.46%    1.40%  to   1.90%  27.00% to  27.63%

                                      Prudential SP Small Cap Value Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007 113,884 $1.31385 to  $1.70189 $181,132   0.71%    1.35%  to   2.00%  -5.53% to  -4.92%
December 31, 2006 132,316 $1.38934 to  $1.79078 $221,323   0.54%    1.35%  to   2.00%  12.36% to  13.08%
December 31, 2005 151,550 $1.23523 to  $1.58443 $224,147   0.52%    1.35%  to   2.00%   2.57% to   3.22%
December 31, 2004 149,233 $1.20315 to  $1.53719 $213,281   0.17%    1.35%  to   2.00%  18.32% to  19.07%
December 31, 2003 108,305 $1.01585 to  $1.24988 $128,463   0.03%    1.35%  to   1.90%  30.63% to  31.34%

                                      A52

                              At year ended                             For year ended
                  --------------------------------------  ---------------------------------------------
                                                   Net    Investment
                  Units        Unit Value         Assets    Income   Expense Ratio**    Total Return***
                  (000s)    Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- ---------------------  -------- ---------- -----------------  ----------------
                                      Prudential SP Small Cap Growth Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  33,029 $0.70004 to  $ 1.49464 $ 38,340   0.00%    1.35%  to   2.00%   4.27% to   4.94%
December 31, 2006  37,498 $0.66939 to  $ 1.42492 $ 41,332   0.00%    1.40%  to   2.00%  10.18% to  10.85%
December 31, 2005  39,603 $0.60571 to  $ 1.28565 $ 39,328   0.00%    1.40%  to   2.00%   0.47% to   1.08%
December 31, 2004  38,777 $0.60112 to  $ 1.27212 $ 36,834   0.00%    1.40%  to   2.00%  -2.87% to  -2.29%
December 31, 2003  29,424 $0.61704 to  $ 1.01108 $ 26,084   0.00%    1.40%  to   1.90%  32.21% to  32.87%

                                     Prudential SP PIMCO Total Return Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007 332,989 $1.14412 to  $ 1.46251 $425,871   4.33%    1.35%  to   2.00%   7.29% to   7.97%
December 31, 2006 361,785 $1.06640 to  $10.22328 $430,529   4.22%    1.35%  to   2.50%   1.16% to   2.30%
December 31, 2005 398,806 $1.04909 to  $ 1.32513 $466,974   4.71%    1.35%  to   2.00%   0.37% to   1.03%
December 31, 2004 403,102 $1.04519 to  $ 1.31224 $471,428   1.95%    1.35%  to   2.00%   3.20% to   3.89%
December 31, 2003 369,822 $1.09611 to  $ 1.26394 $424,483   2.48%    1.35%  to   1.90%   3.87% to   4.45%

                                      Prudential SP PIMCO High Yield Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007 117,649 $1.29298 to  $10.91469 $170,618   6.99%    1.40%  to   2.45%   1.30% to   2.36%
December 31, 2006 130,998 $1.27068 to  $ 1.48318 $186,032   7.32%    1.40%  to   2.00%   7.35% to   8.02%
December 31, 2005 145,355 $1.18368 to  $ 1.37312 $191,575   6.47%    1.40%  to   2.00%   2.01% to   2.61%
December 31, 2004 146,925 $1.16040 to  $ 1.33818 $189,300   6.80%    1.40%  to   2.00%   7.18% to   7.81%
December 31, 2003 110,566 $1.16517 to  $ 1.24124 $132,701   6.92%    1.40%  to   1.90%  20.13% to  20.74%

                               Janus Aspen Large Cap Growth Portfolio - Service Shares
                  ------------------------------------------------------------------------------------
December 31, 2007  20,946 $0.73781 to  $ 1.62992 $ 24,219   0.58%    1.40%  to   2.00%  12.54% to  13.21%
December 31, 2006  22,671 $0.65369 to  $ 1.43985 $ 22,717   0.28%    1.40%  to   2.00%   8.96% to   9.60%
December 31, 2005  24,175 $0.59821 to  $ 1.31370 $ 21,744   0.13%    1.40%  to   2.00%   1.98% to   2.59%
December 31, 2004  26,095 $0.58487 to  $ 1.28061 $ 22,332   0.00%    1.40%  to   2.00%   2.16% to   2.77%
December 31, 2003  24,483 $0.57082 to  $ 1.00180 $ 18,639   0.00%    1.40%  to   1.90%  29.06% to  29.69%

                                       Prudential SP Large Cap Value Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  56,358 $1.28151 to  $ 1.66085 $ 81,710   1.53%    1.35%  to   2.00%  -4.74% to  -4.13%
December 31, 2006  67,053 $1.34067 to  $ 1.73324 $101,040   1.33%    1.35%  to   2.00%  16.16% to  16.89%
December 31, 2005  84,382 $1.15025 to  $ 1.48345 $108,301   0.83%    1.35%  to   2.00%   4.56% to   5.24%
December 31, 2004  77,841 $1.09631 to  $ 1.41075 $ 94,236   0.78%    1.35%  to   2.00%  15.44% to  16.19%
December 31, 2003  62,105 $0.94638 to  $ 1.04790 $ 63,307   0.00%    1.35%  to   1.90%  24.40% to  25.07%

                                       Prudential SP AIM Core Equity Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  22,730 $0.86100 to  $ 1.61162 $ 27,702   1.07%    1.40%  to   2.00%   5.69% to   6.33%
December 31, 2006  25,837 $0.81229 to  $ 1.51572 $ 29,521   0.94%    1.40%  to   2.00%  13.78% to  14.46%
December 31, 2005  28,460 $0.71174 to  $ 1.32432 $ 28,299   1.03%    1.40%  to   2.00%   2.58% to   3.19%
December 31, 2004  28,927 $0.69173 to  $ 1.28542 $ 27,334   0.46%    1.40%  to   2.00%   6.66% to   7.30%
December 31, 2003  24,460 $0.64656 to  $ 1.04529 $ 19,905   0.32%    1.40%  to   1.90%  21.38% to  21.98%

                              Prudential SP Strategic Partners Focused Growth Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  24,365 $0.81707 to  $ 1.64616 $ 29,675   0.00%    1.35%  to   2.00%  12.96% to  13.69%
December 31, 2006  28,857 $0.72113 to  $ 1.44859 $ 30,789   0.00%    1.35%  to   2.00%  -2.61% to  -1.98%
December 31, 2005  29,854 $0.73825 to  $ 1.47863 $ 32,170   0.00%    1.35%  to   2.00%  12.89% to  13.61%
December 31, 2004  28,430 $0.65198 to  $ 1.30209 $ 26,017   0.00%    1.35%  to   2.00%   8.42% to   9.11%
December 31, 2003  24,824 $0.59950 to  $ 1.00077 $ 19,412   0.00%    1.35%  to   1.90%  23.49% to  24.16%

                                       Prudential SP Mid Cap Growth Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  83,212 $0.73705 to  $ 1.81642 $100,293   0.21%    1.35%  to   2.00%  13.92% to  14.65%
December 31, 2006  99,310 $0.64505 to  $ 1.58504 $103,544   0.00%    1.35%  to   2.00%  -3.86% to  -3.25%
December 31, 2005 118,076 $0.66904 to  $ 1.63898 $124,278   0.00%    1.35%  to   2.00%   3.20% to   3.84%
December 31, 2004  95,143 $0.64649 to  $ 1.57888 $ 92,650   0.00%    1.35%  to   2.00%  17.21% to  17.96%
December 31, 2003  67,470 $0.54998 to  $ 0.93944 $ 50,518   0.00%    1.35%  to   1.90%  37.48% to  38.25%

                                    SP Prudential U.S. Emerging Growth Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  87,699 $1.07786 to  $ 2.36566 $151,175   0.31%    1.35%  to   2.00%  14.52% to  15.25%
December 31, 2006 103,549 $0.93851 to  $ 2.05363 $154,141   0.00%    1.35%  to   2.00%   7.44% to   8.13%
December 31, 2005 114,303 $0.87096 to  $ 1.90014 $156,928   0.00%    1.35%  to   2.00%  15.47% to  16.21%
December 31, 2004  93,665 $0.75197 to  $ 1.63587 $108,264   0.00%    1.35%  to   2.00%  19.01% to  19.78%
December 31, 2003  76,118 $0.63000 to  $ 1.05808 $ 67,589   0.00%    1.35%  to   1.90%  39.45% to  40.20%

                                      A53

                               At year ended                              For year ended
                  ----------------------------------------  ---------------------------------------------
                                                            Investment
                  Units        Unit Value        Net Assets   Income   Expense Ratio**    Total Return***
                  (000s)    Lowest -- Highest      (000s)     Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- ---------------------  ---------- ---------- -----------------  ----------------
                                 Prudential SP Conservative Asset Allocation Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007 339,433 $1.33711 to  $12.00521 $  578,395   2.96%    1.35%  to   2.75%   6.45% to   7.92%
December 31, 2006 376,140 $1.24325 to  $11.18453 $  592,998   3.48%    1.35%  to   2.75%   5.77% to   7.23%
December 31, 2005 413,947 $1.16340 to  $ 1.27471 $  603,052   1.25%    1.35%  to   2.00%   3.84% to   4.50%
December 31, 2004 368,692 $1.11720 to  $ 1.22048 $  432,866   1.32%    1.35%  to   2.00%   6.75% to   7.44%
December 31, 2003 246,729 $1.04299 to  $ 1.07868 $  267,381   1.21%    1.35%  to   1.90%  14.32% to  14.94%

                                   Prudential SP Balanced Asset Allocation Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007 645,653 $1.28699 to  $12.42389 $1,246,648   2.17%    1.35%  to   2.75%   6.41% to   7.88%
December 31, 2006 710,507 $1.19704 to  $11.57861 $1,280,735   2.60%    1.35%  to   2.75%   7.73% to   9.22%
December 31, 2005 772,289 $1.09974 to  $ 1.38790 $1,263,780   0.81%    1.35%  to   2.00%   5.49% to   6.18%
December 31, 2004 636,614 $1.03936 to  $ 1.30793 $  772,350   0.75%    1.35%  to   2.00%   8.91% to   9.61%
December 31, 2003 389,561 $0.95147 to  $ 1.07966 $  421,057   0.79%    1.35%  to   1.90%  20.59% to  21.23%

                                    Prudential SP Growth Asset Allocation Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007 486,656 $1.20299 to  $12.85451 $1,076,920   1.43%    1.35%  to   2.75%   6.29% to   7.77%
December 31, 2006 550,337 $1.12011 to  $11.99312 $1,137,566   1.88%    1.35%  to   2.75%   9.87% to  11.39%
December 31, 2005 593,163 $1.00920 to  $ 1.48911 $1,099,499   0.50%    1.35%  to   2.00%   7.10% to   7.79%
December 31, 2004 477,746 $0.93943 to  $ 1.38211 $  597,023   0.40%    1.35%  to   2.00%  10.83% to  11.54%
December 31, 2003 281,219 $0.84514 to  $ 1.06700 $  301,059   0.44%    1.35%  to   1.90%  25.88% to  26.57%

                              Prudential SP Aggressive Growth Asset Allocation Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007  87,310 $1.10722 to  $ 1.91433 $  150,328   0.89%    1.35%  to   2.00%   7.05% to   7.74%
December 31, 2006 100,341 $1.03126 to  $ 1.77768 $  159,375   1.90%    1.35%  to   2.00%  12.04% to  12.76%
December 31, 2005 112,979 $0.91771 to  $ 1.57741 $  159,065   0.16%    1.35%  to   2.00%   8.32% to   9.01%
December 31, 2004  92,089 $0.84470 to  $ 1.44765 $  117,544   0.05%    1.40%  to   2.00%  12.51% to  13.17%
December 31, 2003  49,024 $0.74865 to  $ 1.05061 $   51,315   0.02%    1.40%  to   1.90%  30.30% to  30.96%

                                     Prudential SP International Growth Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007  63,064 $1.02639 to  $ 2.50846 $  114,846   0.68%    1.35%  to   2.00%  17.19% to  17.94%
December 31, 2006  67,134 $0.87322 to  $13.26174 $  104,183   1.78%    1.35%  to   2.50%  18.10% to  19.44%
December 31, 2005  65,436 $0.73359 to  $ 1.78245 $   83,908   0.59%    1.35%  to   2.00%  14.11% to  14.85%
December 31, 2004  58,453 $0.64107 to  $ 1.55290 $   63,262   0.19%    1.35%  to   2.00%  14.26% to  14.98%
December 31, 2003  40,928 $0.55950 to  $ 1.10501 $   34,917   0.26%    1.35%  to   1.90%  36.98% to  37.73%

                                      Prudential SP International Value Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007  60,179 $1.38459 to  $ 2.40793 $  116,626   2.04%    1.40%  to   2.00%  15.75% to  16.44%
December 31, 2006  64,527 $1.19259 to  $ 2.07301 $  107,561   1.46%    1.40%  to   2.00%  26.57% to  27.32%
December 31, 2005  61,884 $0.93945 to  $ 1.63218 $   80,895   0.42%    1.40%  to   2.00%  11.54% to  12.21%
December 31, 2004  56,155 $0.83972 to  $ 1.45822 $   64,335   0.43%    1.40%  to   2.00%  13.54% to  14.21%
December 31, 2003  45,767 $0.73752 to  $ 1.07261 $   43,370   0.71%    1.40%  to   1.90%  25.00% to  25.62%

                                              Evergreen VA Balanced Fund
                  --------------------------------------------------------------------------------------
December 31, 2007     940 $1.20006 to  $ 1.39050 $    1,290   4.14%    1.40%  to   1.85%   4.73% to   5.21%
December 31, 2006     971 $1.14068 to  $ 1.32299 $    1,271   2.47%    1.40%  to   1.85%   7.85% to   8.34%
December 31, 2005   1,017 $1.05290 to  $ 1.22238 $    1,234   2.41%    1.40%  to   1.85%   3.37% to   3.83%
December 31, 2004   1,326 $1.01405 to  $ 1.18087 $    1,554   0.86%    1.40%  to   1.85%   4.37% to   4.85%
December 31, 2003   1,190 $0.96717 to  $ 0.96717 $    1,335   6.21%    1.40%  to   1.40%  14.17% to  14.17%

                                               Evergreen VA Growth Fund
                  --------------------------------------------------------------------------------------
December 31, 2007     754 $1.40419 to  $ 1.91089 $    1,417   0.00%    1.40%  to   1.85%   9.02% to   9.51%
December 31, 2006     805 $1.28611 to  $ 1.74499 $    1,386   0.00%    1.40%  to   1.85%   9.02% to   9.51%
December 31, 2005     849 $1.17798 to  $ 1.59343 $    1,339   0.00%    1.40%  to   1.85%   4.59% to   5.06%
December 31, 2004   1,020 $1.12462 to  $ 1.51675 $    1,536   0.00%    1.40%  to   1.85%  11.80% to  12.29%
December 31, 2003     766 $1.00452 to  $ 1.00452 $    1,031   0.00%    1.70%  to   1.70%  36.66% to  36.66%

                                                Evergreen VA Omega Fund
                  --------------------------------------------------------------------------------------
December 31, 2007   1,720 $1.15820 to  $ 1.67096 $    2,822   0.53%    1.40%  to   1.85%   9.91% to  10.41%
December 31, 2006   1,986 $1.04897 to  $ 1.51345 $    2,962   0.00%    1.40%  to   1.85%   4.10% to   4.56%
December 31, 2005   2,203 $1.00323 to  $ 1.44748 $    3,141   0.20%    1.40%  to   1.85%   1.97% to   2.42%
December 31, 2004   2,484 $0.96898 to  $ 1.41333 $    3,469   0.00%    1.40%  to   1.85%   5.26% to   5.74%
December 31, 2003   1,962 $0.92642 to  $ 1.04554 $    2,607   0.00%    1.40%  to   1.70%  37.70% to  38.11%

                                      A54

                              At year ended                             For year ended
                  -------------------------------------  -----------------------------------------------
                                                  Net    Investment
                  Units        Unit Value        Assets    Income   Expense Ratio**     Total Return***
                  (000s)   Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ ----------------------  ------- ---------- -----------------  ------------------
                                           Evergreen VA Special Values Fund
                  -------------------------------------------------------------------------------------
December 31, 2007 2,396  $ 1.52241 to  $ 1.77588 $ 4,175   1.43%    1.40%  to   1.85%   -9.21% to   -8.80%
December 31, 2006 2,499  $ 1.67420 to  $ 1.94718 $ 4,790   0.79%    1.40%  to   1.85%   19.35% to   19.87%
December 31, 2005 2,586  $ 1.40077 to  $ 1.62435 $ 4,152   1.00%    1.40%  to   1.85%    8.75% to    9.24%
December 31, 2004 2,603  $ 1.28607 to  $ 1.48703 $ 3,833   1.15%    1.40%  to   1.85%   18.19% to   18.71%
December 31, 2003 1,471  $ 1.08655 to  $ 1.20289 $ 1,830   0.30%    1.40%  to   1.70%   27.35% to   27.72%

                         Evergreen VA International Equity Fund (available December 5, 2003)
                  -------------------------------------------------------------------------------------
December 31, 2007   119  $19.00043 to  $19.34629 $ 2,265   2.43%    1.40%  to   1.85%   12.90% to   13.41%
December 31, 2006   130  $16.82933 to  $17.05947 $ 2,193   3.79%    1.40%  to   1.85%   20.93% to   21.46%
December 31, 2005   124  $13.91662 to  $14.04482 $ 1,730   2.61%    1.40%  to   1.85%   13.90% to   14.40%
December 31, 2004    87  $12.21880 to  $12.27702 $ 1,062   1.61%    1.40%  to   1.85%   17.04% to   17.56%
December 31, 2003    34  $10.43946 to  $10.44289 $   350   0.93%    1.40%  to   1.85%    4.50% to    4.53%

                         Evergreen VA Fundamental Large Cap Fund (available December 5, 2003)
                  -------------------------------------------------------------------------------------
December 31, 2007   289  $14.03141 to  $14.28687 $ 4,082   1.09%    1.40%  to   1.85%    6.31% to    6.79%
December 31, 2006   312  $13.19825 to  $13.37882 $ 4,140   1.23%    1.40%  to   1.85%   10.63% to   11.12%
December 31, 2005   344  $11.93001 to  $12.03990 $ 4,118   0.98%    1.40%  to   1.85%    7.04% to    7.51%
December 31, 2004   266  $11.14557 to  $11.19868 $ 2,976   1.69%    1.40%  to   1.85%    7.23% to    7.70%
December 31, 2003    68  $10.39444 to  $10.39784 $   710   0.51%    1.40%  to   1.85%    4.80% to    4.83%

                      AST AllianceBernstein Growth & Income Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007 1,200  $11.34013 to  $12.33375 $14,251   1.20%    1.15%  to   2.10%    2.95% to    3.93%
December 31, 2006   587  $11.77136 to  $11.89718 $ 6,827   0.47%    1.40%  to   2.00%   14.98% to   15.65%
December 31, 2005   115  $10.23808 to  $10.28681 $ 1,177   0.00%    1.40%  to   2.00%    1.83% to    2.31%

                      AST American Century Income & Growth Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007   715  $10.76521 to  $11.75498 $ 8,119   2.25%    1.15%  to   2.05%   -2.12% to   -1.25%
December 31, 2006   437  $11.80673 to  $11.93304 $ 5,128   1.15%    1.40%  to   2.00%   14.57% to   15.25%
December 31, 2005   140  $10.30508 to  $10.35426 $ 1,450   0.00%    1.40%  to   2.00%    2.37% to    2.86%

                    AST American Century Strategic Allocation Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007 1,579  $10.87140 to  $12.00848 $18,235   3.52%    1.00%  to   2.65%    6.09% to    7.67%
December 31, 2006   261  $11.06202 to  $11.18026 $ 2,875   1.17%    1.40%  to   2.00%    7.52% to    8.16%
December 31, 2005    87  $10.28803 to  $10.33700 $   900   0.03%    1.40%  to   2.00%    2.45% to    2.94%

                            AST Cohen & Steers Realty Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007 1,384  $ 7.81223 to  $12.82033 $16,506   3.58%    1.00%  to   2.50%  -21.90% to  -20.85%
December 31, 2006 1,358  $15.92598 to  $16.23834 $21,308   0.84%    1.40%  to   2.50%   33.41% to   34.85%
December 31, 2005   443  $11.98449 to  $12.04155 $ 5,325   0.02%    1.40%  to   2.00%   18.11% to   18.67%

                              AST UBS Dynamic Alpha Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007 3,548  $10.39915 to  $11.72906 $39,597   1.61%    1.15%  to   2.65%   -0.70% to    0.78%
December 31, 2006   343  $11.54409 to  $11.66754 $ 3,891   1.24%    1.40%  to   2.00%    8.97% to    9.61%
December 31, 2005    47  $10.59416 to  $10.64464 $   494   0.00%    1.40%  to   2.00%    5.78% to    6.28%

                            AST DeAm Large-Cap Value Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007 1,646  $10.19617 to  $12.86054 $20,277   1.06%    1.00%  to   2.45%   -1.25% to    0.02%
December 31, 2006 1,481  $12.75305 to  $12.88954 $18,749   0.55%    1.40%  to   2.00%   19.35% to   20.05%
December 31, 2005   296  $10.68583 to  $10.73678 $ 3,171   0.03%    1.40%  to   2.00%    5.96% to    6.46%

                      AST Neuberger Berman Small-Cap Growth Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007   466  $10.96429 to  $12.85490 $ 5,667   0.00%    1.00%  to   2.05%   16.32% to   17.36%
December 31, 2006   274  $10.86446 to  $10.98080 $ 2,928   0.00%    1.40%  to   2.00%    5.65% to    6.27%
December 31, 2005    63  $10.28365 to  $10.33264 $   648   0.00%    1.40%  to   2.00%    2.73% to    3.21%

                            AST DeAm Small-Cap Value Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007   533  $ 8.40420 to  $ 9.62921 $ 4,889   1.01%    1.15%  to   2.05%  -19.43% to  -18.71%
December 31, 2006   361  $11.74897 to  $11.87455 $ 4,203   0.16%    1.40%  to   2.00%   17.61% to   18.30%
December 31, 2005   115  $ 9.98999 to  $10.03757 $ 1,152   0.00%    1.40%  to   2.00%   -0.55% to   -0.08%

                                 AST High Yield Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007   807  $10.58506 to  $10.86456 $ 8,670   9.83%    1.15%  to   2.15%    0.31% to    1.31%
December 31, 2006   790  $10.54352 to  $10.75063 $ 8,438   5.61%    1.40%  to   2.50%    7.67% to    8.83%
December 31, 2005   274  $ 9.83138 to  $ 9.87825 $ 2,705   0.63%    1.40%  to   2.00%   -1.45% to   -0.99%

                                      A55

                              At year ended                            For year ended
                  -------------------------------------  ---------------------------------------------
                                                  Net    Investment
                  Units        Unit Value        Assets    Income   Expense Ratio**    Total Return***
                  (000s)   Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ ----------------------  ------- ---------- -----------------  ----------------
                        AST Federated Aggressive Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007   899  $10.81494 to  $13.40975 $11,436   0.00%    1.15%  to   2.45%   8.54% to   9.94%
December 31, 2006   687  $11.99215 to  $12.22751 $ 8,206   0.00%    1.40%  to   2.50%  10.16% to  11.36%
December 31, 2005   297  $10.92849 to  $10.98052 $ 3,258   0.00%    1.40%  to   2.00%   9.30% to   9.82%

                               AST Mid-Cap Value Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007   540  $10.44960 to  $11.84309 $ 6,093   0.38%    1.15%  to   2.05%   0.68% to   1.58%
December 31, 2006   396  $11.56440 to  $11.68807 $ 4,521   0.33%    1.40%  to   2.00%  12.01% to  12.67%
December 31, 2005   143  $10.32446 to  $10.37369 $ 1,480   0.03%    1.40%  to   2.00%   2.58% to   3.07%

                              AST Small-Cap Value Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,043  $ 9.43656 to  $11.75648 $11,457   0.98%    1.00%  to   2.50%  -7.92% to  -6.69%
December 31, 2006   826  $12.38691 to  $12.63027 $10,168   0.26%    1.40%  to   2.50%  17.12% to  18.39%
December 31, 2005   229  $10.60928 to  $10.66828 $ 2,433   0.00%    1.40%  to   2.10%   5.58% to   6.17%

                     AST Goldman Sachs Concentrated Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,013  $11.42452 to  $13.14587 $12,624   0.00%    1.00%  to   2.10%  11.64% to  12.69%
December 31, 2006   470  $11.57079 to  $11.69442 $ 5,341   0.00%    1.40%  to   2.00%   7.84% to   8.48%
December 31, 2005    97  $10.72971 to  $10.78065 $ 1,041   0.01%    1.40%  to   2.00%   6.95% to   7.45%

                       AST Goldman Sachs Mid-Cap Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007   919  $11.48986 to  $13.07586 $11,535   0.00%    1.00%  to   2.50%  16.42% to  17.98%
December 31, 2006   526  $10.99262 to  $11.11019 $ 5,727   0.00%    1.40%  to   2.00%   4.20% to   4.81%
December 31, 2005   234  $10.54976 to  $10.60000 $ 2,478   0.00%    1.40%  to   2.00%   5.51% to   6.01%

                              AST Large-Cap Value Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,453  $ 9.84473 to  $11.82253 $16,500   1.17%    1.00%  to   2.50%  -5.37% to  -4.10%
December 31, 2006 1,336  $12.22726 to  $12.35800 $16,175   0.71%    1.40%  to   2.00%  16.14% to  16.83%
December 31, 2005   973  $10.52787 to  $10.57804 $10,264   0.03%    1.40%  to   2.00%   4.48% to   4.97%

                        AST Lord Abbett Bond-Debenture Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,292  $10.32185 to  $11.29424 $14,416   6.93%    1.00%  to   2.45%   3.54% to   4.87%
December 31, 2006   857  $10.68176 to  $10.79596 $ 9,191   3.08%    1.40%  to   2.00%   7.65% to   8.29%
December 31, 2005   285  $ 9.92247 to  $ 9.96977 $ 2,835   0.06%    1.40%  to   2.00%  -0.76% to  -0.29%

                          AST Marsico Capital Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 2,732  $11.47337 to  $13.09923 $34,478   0.21%    1.00%  to   2.50%  12.15% to  13.65%
December 31, 2006 1,874  $11.43214 to  $11.55444 $21,237   0.04%    1.40%  to   2.00%   5.14% to   5.76%
December 31, 2005   709  $10.87333 to  $10.92526 $ 7,726   0.00%    1.40%  to   2.00%   7.38% to   7.89%

                                AST MFS Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007   521  $11.68399 to  $13.23519 $ 6,623   0.04%    1.15%  to   2.50%  12.29% to  13.79%
December 31, 2006   316  $11.43531 to  $11.65979 $ 3,606   0.00%    1.40%  to   2.50%   6.99% to   8.15%
December 31, 2005   137  $10.72987 to  $10.78089 $ 1,469   0.00%    1.40%  to   2.00%   6.91% to   7.41%

                      AST Neuberger Berman Mid-Cap Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,637  $12.18878 to  $15.39741 $23,863   0.00%    1.15%  to   2.15%  19.62% to  20.81%
December 31, 2006   897  $12.64173 to  $12.77698 $11,182   0.00%    1.40%  to   2.00%  11.83% to  12.49%
December 31, 2005   435  $11.27378 to  $11.35869 $ 4,931   0.00%    1.40%  to   2.35%  12.12% to  12.96%

                      AST Neuberger Berman Mid-Cap Value Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,766  $10.24685 to  $12.12014 $20,640   0.75%    1.00%  to   2.05%   1.09% to   1.99%
December 31, 2006 1,552  $11.78698 to  $11.91306 $18,210   0.41%    1.40%  to   2.00%   8.58% to   9.23%
December 31, 2005 1,055  $10.84658 to  $10.90682 $11,489   0.00%    1.40%  to   2.10%   8.23% to   8.83%

                             AST PIMCO Limited Maturity Bond (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,059  $10.47408 to  $10.86715 $11,400   5.72%    1.00%  to   2.45%   4.23% to   5.58%
December 31, 2006   795  $10.11927 to  $10.31847 $ 8,158   2.26%    1.40%  to   2.50%   1.29% to   2.39%
December 31, 2005   372  $10.02962 to  $10.07733 $ 3,741   0.05%    1.40%  to   2.00%   0.31% to   0.78%

                       AST AllianceBernstein Core Value Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007   862  $ 9.82815 to  $11.75873 $ 9,668   1.79%    1.00%  to   2.15%  -5.61% to  -4.67%
December 31, 2006   466  $12.12703 to  $12.36530 $ 5,631   0.54%    1.40%  to   2.50%  18.39% to  19.68%
December 31, 2005    54  $10.28329 to  $10.33229 $   560   0.00%    1.40%  to   2.00%   2.02% to   2.51%

                                      A56

                                At year ended                              For year ended
                  -----------------------------------------  ---------------------------------------------
                                                             Investment
                  Units         Unit Value        Net Assets   Income   Expense Ratio**    Total Return***
                  (000s)    Lowest -- Highest       (000s)     Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- ----------------------  ---------- ---------- -----------------  ----------------
                           AST AllianceBernstein Managed Index 500 (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007     749 $10.70742 to  $11.65038 $    8,305   2.05%    1.15%  to   2.05%   0.02% to   0.92%
December 31, 2006     362 $11.45078 to  $11.57321 $    4,107   0.87%    1.40%  to   2.00%  10.40% to  11.05%
December 31, 2005     215 $10.37238 to  $10.42169 $    2,234   0.07%    1.40%  to   2.00%   3.21% to   3.70%

                        AST T. Rowe Price Natural Resources Portfolio (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007   5,783 $13.49811 to  $18.62348 $  101,044   0.63%    1.00%  to   2.45%  37.13% to  38.90%
December 31, 2006   4,374 $13.15868 to  $13.44068 $   57,658   0.25%    1.40%  to   2.60%  12.94% to  14.27%
December 31, 2005   2,037 $11.70665 to  $11.76236 $   23,909   0.00%    1.40%  to   2.00%  17.04% to  17.59%

                        AST T. Rowe Price Asset Allocation Portfolio (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007  12,963 $10.57860 to  $12.06970 $  149,839   1.72%    1.00%  to   2.65%   3.56% to   5.11%
December 31, 2006   1,013 $11.27006 to  $11.51159 $   11,427   1.12%    1.40%  to   2.60%   9.65% to  10.94%
December 31, 2005     214 $10.32700 to  $10.37610 $    2,213   0.04%    1.40%  to   2.00%   2.98% to   3.46%

                               AST MFS Global Equity Portfolio (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007     832 $10.95164 to  $13.88494 $   10,944   2.53%    1.00%  to   2.05%   7.19% to   8.15%
December 31, 2006     606 $12.62250 to  $12.87030 $    7,572   0.36%    1.40%  to   2.50%  21.28% to  22.59%
December 31, 2005     166 $10.44900 to  $10.49866 $    1,733   0.00%    1.40%  to   2.00%   4.85% to   5.34%

                         AST JPMorgan International Equity Portfolio (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007   1,777 $10.97941 to  $13.95132 $   23,122   1.69%    1.00%  to   2.50%   6.76% to   8.19%
December 31, 2006   1,171 $12.79052 to  $12.92733 $   14,739   0.71%    1.40%  to   2.00%  20.39% to  21.10%
December 31, 2005     337 $10.62393 to  $10.67460 $    3,586   0.00%    1.40%  to   2.00%   7.17% to   7.67%

                           AST T. Rowe Price Global Bond Portfolio (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007   1,472 $10.42389 to  $11.20170 $   15,781   3.92%    1.15%  to   2.45%   7.01% to   8.39%
December 31, 2006     736 $ 9.73239 to  $ 9.92364 $    7,289   1.28%    1.40%  to   2.50%   3.69% to   4.81%
December 31, 2005     359 $ 9.42345 to  $ 9.46839 $    3,395   0.05%    1.40%  to   2.00%  -5.28% to  -4.83%

                         AST Aggressive Asset Allocation Portfolio (available December 5, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007   5,323 $11.05096 to  $12.32551 $   63,388   0.16%    1.00%  to   2.65%   6.72% to   8.31%
December 31, 2006   3,488 $11.29471 to  $11.40838 $   39,020   0.00%    1.40%  to   2.35%  13.04% to  14.09%
December 31, 2005     219 $ 9.99478 to  $ 9.99933 $    2,188   0.00%    1.40%  to   2.00%  -0.04% to   0.00%

                       AST Capital Growth Asset Allocation Portfolio (available December 5, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007 126,428 $11.01224 to  $12.14221 $1,492,030   0.24%    1.00%  to   2.75%   6.78% to   8.48%
December 31, 2006  64,776 $11.06284 to  $11.22130 $  715,917   0.00%    1.40%  to   2.75%  10.64% to  12.11%
December 31, 2005   2,645 $ 9.99914 to  $10.00933 $   26,458   0.00%    1.40%  to   2.75%   0.01% to   0.10%

                          AST Balanced Asset Allocation Portfolio (available December 5, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007 103,751 $10.91282 to  $11.89376 $1,203,763   0.37%    1.00%  to   2.75%   6.27% to   7.96%
December 31, 2006  59,537 $10.88808 to  $11.04402 $  649,011   0.00%    1.40%  to   2.75%   8.78% to  10.23%
December 31, 2005   2,355 $10.00913 to  $10.01933 $   23,582   0.00%    1.40%  to   2.75%   0.11% to   0.20%

                        AST Conservative Asset Allocation Portfolio (available December 5, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007  36,429 $10.86097 to  $11.76251 $  418,781   0.33%    1.00%  to   2.75%   6.14% to   7.83%
December 31, 2006  18,790 $10.78120 to  $10.93553 $  203,025   0.00%    1.40%  to   2.75%   7.61% to   9.04%
December 31, 2005     858 $10.01910 to  $10.02932 $    8,600   0.00%    1.40%  to   2.75%   0.21% to   0.30%

                        AST Preservation Asset Allocation Portfolio (available December 5, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007  11,972 $10.96110 to  $11.45988 $  134,485   0.30%    1.15%  to   2.75%   5.80% to   7.48%
December 31, 2006   5,216 $10.53839 to  $10.68916 $   55,169   0.00%    1.40%  to   2.75%   5.08% to   6.47%
December 31, 2005     220 $10.03099 to  $10.03931 $    2,209   0.00%    1.40%  to   2.50%   0.33% to   0.40%

                          AST First Trust Balanced Target Portfolio (available March 20, 2006)
                  ---------------------------------------------------------------------------------------
December 31, 2007  16,265 $10.77036 to  $11.35095 $  181,880   0.53%    1.00%  to   2.65%   5.74% to   7.32%
December 31, 2006   5,918 $10.50581 to  $10.60336 $   62,296   0.00%    1.40%  to   2.60%   5.08% to   6.05%

                    AST First Trust Capital Appreciation Target Portfolio (available March 20, 2006)
                  ---------------------------------------------------------------------------------------
December 31, 2007  23,824 $11.11363 to  $11.54148 $  270,043   0.32%    1.00%  to   2.75%   8.42% to  10.14%
December 31, 2006   7,226 $10.39574 to  $10.50452 $   75,157   0.00%    1.40%  to   2.75%   3.98% to   5.06%

                                      A57

                              At year ended                             For year ended
                  --------------------------------------  ---------------------------------------------
                                                   Net    Investment
                  Units        Unit Value         Assets    Income   Expense Ratio**    Total Return***
                  (000s)   Lowest -- Highest      (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ ----------------------  -------- ---------- -----------------  ----------------
                            AST Advanced Strategies Portfolio (available March 20, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007 27,228 $10.83452 to  $11.53588 $308,459   0.51%    1.00%  to   2.65%   6.67% to   8.26%
December 31, 2006 10,308 $10.58428 to  $10.68260 $109,035   0.00%    1.40%  to   2.60%   5.87% to   6.84%

                        AST T. Rowe Price Large-Cap Growth Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007    491 $11.05504 to  $11.23891 $  5,475   0.19%    1.15%  to   2.15%   5.94% to   7.00%
December 31, 2006    171 $10.44162 to  $10.50381 $  1,789   0.00%    1.15%  to   2.05%   5.05% to   5.67%

                                 AST Money Market Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007  1,486 $10.29973 to  $10.62479 $ 15,685   4.76%    1.00%  to   2.65%   2.18% to   3.70%
December 31, 2006    899 $10.18444 to  $10.24522 $  9,197   3.28%    1.15%  to   2.05%   1.85% to   2.45%

                               AST Small-Cap Growth Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007    216 $10.38230 to  $10.53785 $  2,265   0.00%    1.15%  to   2.05%   4.99% to   5.93%
December 31, 2006     65 $ 9.88919 to  $ 9.94820 $    645   0.00%    1.15%  to   2.05%  -0.16% to   0.43%

                            AST PIMCO Total Return Bond Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007  1,086 $10.89859 to  $11.07079 $ 11,917   3.60%    1.15%  to   2.10%   6.07% to   7.07%
December 31, 2006    331 $10.27835 to  $10.33968 $  3,413   0.00%    1.15%  to   2.05%   3.08% to   3.69%

                              AST International Value Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007    709 $12.39325 to  $12.70293 $  8,933   1.47%    1.15%  to   2.65%  14.75% to  16.46%
December 31, 2006    214 $10.84310 to  $10.90770 $  2,330   0.00%    1.15%  to   2.05%   8.32% to   8.96%

                             AST International Growth Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007    550 $12.32194 to  $12.52703 $  6,830   0.67%    1.15%  to   2.15%  16.53% to  17.69%
December 31, 2006    183 $10.58063 to  $10.64379 $  1,943   0.00%    1.15%  to   2.05%   5.89% to   6.52%

                      AST Western Asset Core Plus Bond Portfolio (available November 19, 2007)
                  ------------------------------------------------------------------------------------
December 31, 2007      3 $ 9.97564 to  $ 9.97564 $     25   0.00%    2.00%  to   2.00%  -0.23% to  -0.23%

                              Gartmore NVIT Emerging Markets (available March 14, 2005)
                  ------------------------------------------------------------------------------------
December 31, 2007  1,575 $22.02354 to  $22.70075 $ 35,530   0.45%    1.40%  to   2.50%  39.99% to  41.52%
December 31, 2006  1,265 $15.87100 to  $16.04073 $ 20,210   0.59%    1.40%  to   2.00%  31.94% to  32.72%
December 31, 2005    579 $12.02867 to  $12.08600 $  6,988   0.31%    1.40%  to   2.00%  21.74% to  22.32%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for each of the five years in the period ended December 31, 2007 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period.

                                      A58

        A.  Mortality Risk and Expense Risk Charges

        The mortality risk and expense risk changes are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  Administration Charge

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the redemption of units.

Asset-Based
Charge Level Description of When Applicable
------------ -----------------------------------------------------------------
    0.95%    Premier Bb Series - No Optional Benefits
    1.15%    Premier B Series - No Optional Benefits
    1.20%    Premier Bb Series with HAV
    1.35%    Discovery Choice Basic - No Optional Benefits
    1.40%    No Optional Benefits
              Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
              Discovery Preferred Variable Annuity (0.15% Admin and 1.25% M&E)
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus
              Strategic Partners Plus Enhanced - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
              Strategic Partners Advisor
    1.45%    Premier Bb Series with Combo or HDV or GMIB
    1.50%    No Optional Benefits
              Strategic Partners Annuity One Enhanced - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
              Strategic Partners Plus Enhanced - Bonus Version
              Strategic Partners Plus Enhanced III - Bonus Version
              Premier L Series
    1.52%    Strategic Partners Select GMDB with Step Up and Roll Up
    1.55%    Premier X Series - No Optional Benefits
             Premier Bb Series with LT5 or HD5
    1.60%    Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version
              Strategic Partners Plus
              Strategic Partners Plus Enhanced - Non Bonus Version
    1.65%    No Optional Benefit
              Discovery Choice Enhanced
              Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with GMDB with Step Up and Roll Up
             Premier B Series with HDV
             Premier B Series with Roll-up & HAV
    1.70%    GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced - Bonus Version
              Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version

                                      A59

Asset-Based
Charge Level Description of When Applicable
------------ ---------------------------------------------------------------------------------------------
              Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
              Strategic Partners Plus
              Strategic Partners Plus Enhanced - Non Bonus Version
             Premier Bb Series with SLT5 and GMIB and HAV
    1.75%    Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
              Strategic Partners Plus Enhanced III - Non Bonus Version
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced III - Bonus Version
              Strategic Partners Plus Enhanced III - Bonus Version
    1.80%    Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and
             Step Up
             Premier Bb Series with LT5 or HD5 and HAV
    1.85%    GMDB with-Greater of Roll Up or Step Up
              Strategic Partners Plus Enhanced III - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
    1.90%    Premier B Series with SLT5
             With HDV
              Strategic Partners Plus Enhanced III - Non Bonus Version
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
    1.95%    Premier Bb Series with GMIB and HDV or Combo
    2.00%    Strategic Partners Enhanced FlexElite GMDB with - Greater of Roll Up or Step Up
             With HDV
              Strategic Partners Plus Enhanced III - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus
              Strategic Partners Plus Enhanced - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
              Strategic Partners Advisor
             Premier L Series with HDV
             Premier L Series with Roll-up & HAV
    2.05%    Premier X Series with HDV
             Premier X Series with Roll-up & HAV
             Premier Bb Series with LT5 or HD5 and Combo or HDV
    2.10%    Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
              Strategic Partners Annuity One Enhanced - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
              Strategic Partners Plus Enhanced - Bonus Version
              Strategic Partners Plus Enhanced III - Bonus Version
              Premier L Series
    2.15%    With SLT5
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier X Series with LT5 or HD5
    2.20%    Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version
              Strategic Partners Plus

                                      A60

Asset-Based
Charge Level Description of When Applicable
------------ --------------------------------------------------------------------------------------------------
              Strategic Partners Plus Enhanced - Non Bonus Version
    2.25%    Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
              Premier L Series
              Strategic Partners Annuity One Enhanced III - Bonus Version
              Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
             Premier B Series with LT5 or HD5 and HDV
             Premier B Series with LT5 or HD5 and Roll-up & HAV
    2.30%    Premier X Series with SLT5
             Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
              Strategic Partners Plus
              Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced - Bonus Version
              Strategic Partners Plus Enhanced - Bonus Version
    2.35%    With LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
              Strategic Partners Plus Enhanced III - Non Bonus Version
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced III - Bonus Version
              Strategic Partners Plus Enhanced III - Bonus Version
    2.40%    Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
             Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Enhanced FlexElite with SLT5
    2.45%    With LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
              Strategic Partners Plus Enhanced III - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
    2.50%    Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             With LT5 or HD5 and with HDV
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
    2.60%    Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             With LT5 or HD5 and with HDV
              Strategic Partners Plus Enhanced III - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with LT5 or HD5 and HDV
             Premier L Series with LT5 or HD5 and Roll-up & HAV
    2.65%    Premier X Series with LT5 or HD5 and HDV
             Premier X Series with LT5 or HD5 and Roll-up & HAV
    2.75%    Strategic Partners Enhanced FlexElite with SLT5 with HDV

        C.  Withdrawal Charges

        A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-8%. The charge is assessed through the redemption of units.

                                      A61

            Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2007 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 7, 2008

                                      A62